2025 QUARTERLY REPORT
Russell Investment Company
July 31, 2025
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Aware Equity Fund (formerly, Sustainable Equity Fund) A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund (formerly, Multi-Asset Growth Strategy Fund) A, C, M, S, Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
24 of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 13
Sustainable Aware Equity Fund 18
U.S. Strategic Equity Fund 26
U.S. Small Cap Equity Fund 33
Multifactor International Equity Fund 46
International Developed Markets Fund 57
Global Equity Fund 67
Emerging Markets Fund 77
Tax-Managed U.S. Large Cap Fund 87
Tax-Managed U.S. Mid & Small Cap Fund 93
Tax-Managed International Equity Fund 103
Tax-Managed Real Assets Fund 118
Opportunistic Credit Fund 126
Long Duration Bond Fund 173
Strategic Bond Fund 179
Investment Grade Bond Fund 206
Short Duration Bond Fund 228
Tax-Exempt High Yield Bond Fund 248
Tax-Exempt Bond Fund 326
Global Infrastructure Fund 404
Global Real Estate Securities Fund 409
Multi-Strategy Income Fund 413
Multi-Asset Strategy Fund 442
Notes to Schedules of Investments 464
Notes to Quarterly Report 466
Russell Investment Company
Quarterly Report
July 31, 2025 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.1%
Consumer Discretionary - 12.7%
Amazon.com, Inc.(Æ) 53,610 12,551
Amer Sports, Inc.(Æ) 1,899 71
API Group Corp.(Æ) 3,872 140
AutoNation, Inc.(Æ) 432 83
AutoZone, Inc.(Æ) 87 328
Axon Enterprise, Inc.(Æ) 581 439
Bath & Body Works, Inc. 1,920 56
Best Buy Co., Inc. 3,087 201
BJ's Wholesale Club Holdings, Inc.(Æ) 2,647 280
BorgWarner, Inc. 1,819 67
Boyd Gaming Corp. 958 81
Bright Horizons Family Solutions, Inc.(Æ) 621 70
Burlington Stores, Inc.(Æ) 211 58
CarMax, Inc.(Æ) 1,428 81
Carnival Corp.(Æ) 16,235 483
Carvana Co.(Æ) 983 384
Cava Group, Inc.(Æ) 903 79
Charter Communications, Inc. Class A(Æ) 1,527 411
Chewy, Inc. Class A(Æ) 2,619 96
Chipotle Mexican Grill, Inc. Class A(Æ) 7,361 316
Comcast Corp. Class A 34,022 1,131
Costco Wholesale Corp. 2,385 2,241
Coupang, Inc.(Æ) 14,508 427
Crocs, Inc.(Æ) 572 57
Curtiss-Wright Corp. 682 334
Darden Restaurants, Inc. 1,086 219
Deckers Outdoor Corp.(Æ) 1,042 111
Dick's Sporting Goods, Inc. 330 70
Dollar General Corp. 2,875 302
Domino's Pizza, Inc. 206 95
DR Horton, Inc. 3,469 495
DraftKings, Inc. Class A(Æ) 1,830 82
Duolingo, Inc.(Æ) 525 182
Dutch Bros, Inc. Class A(Æ) 1,323 78
eBay, Inc. 4,881 448
Expedia Group, Inc. 1,270 229
FactSet Research Systems, Inc. 505 203
Ferguson Enterprises, Inc. 665 149
Five Below, Inc.(Æ) 556 76
Floor & Decor Holdings, Inc. Class A(Æ) 1,305 100
Flutter Entertainment PLC(Æ) 468 141
Ford Motor Co. 31,949 354
Fox Corp. Class A 4,766 266
Freshpet, Inc.(Æ) 646 44
GameStop Corp. Class A(Æ) 3,396 76
Gap, Inc. (The) 5,806 113
Garmin, Ltd. 1,043 228
General Motors Co. 7,940 424
Genuine Parts Co. 754 97
Grand Canyon Education, Inc.(Æ) 416 70
Hasbro, Inc. 1,334 100
Hilton Worldwide Holdings, Inc. 909 244
Home Depot, Inc. (The) 3,190 1,172
Hubbell, Inc. Class B 572 250
Interpublic Group of Cos., Inc. (The) 3,570 88
Lear Corp. 673 63
Lennar Corp. Class A 3,327 373
Leonardo DRS, Inc. 1,567 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Broadband Corp. Class C(Æ) 2,255 138
Liberty Media Corp. Class C(Æ) 1,466 147
Lithia Motors, Inc. Class A 224 64
Lowe's Cos., Inc. 1,162 260
Lululemon Athletica, Inc.(Æ) 534 107
Macy's, Inc. 6,087 77
Marriott International, Inc. Class A 523 138
Mattel, Inc.(Æ) 7,321 125
McDonald's Corp. 2,025 608
MGM Resorts International(Æ) 2,433 89
Netflix, Inc. Class B(Æ) 2,212 2,565
New York Times Co. (The) Class A 1,857 96
Nexstar Media Group, Inc. Class A 413 77
NIKE, Inc. Class B 3,554 265
Norton LifeLock Inc. 6,717 198
Norwegian Cruise Line Holdings, Ltd.(Æ) 1,565 40
nVent Electric PLC 970 76
NVR, Inc.(Æ) 58 438
Ollie's Bargain Outlet Holdings, Inc.(Æ) 869 119
Omnicom Group, Inc. 2,705 195
On Holding AG Class A(Æ) 2,222 108
O'Reilly Automotive, Inc.(Æ) 1,710 168
Paramount Global Class B 2,878 36
Penske Automotive Group, Inc. 393 66
Planet Fitness, Inc. Class A(Æ) 1,108 121
PulteGroup, Inc. 3,312 374
PVH Corp. 915 67
QXO, Inc.(Æ) 3,380 68
Ralph Lauren Corp. Class A 831 248
RB Global, Inc. 2,222 241
Restaurant Brands International, Inc. 1,523 103
Rivian Automotive, Inc. Class A(Æ) 7,467 96
Rocket Lab Corp.(Æ) 4,166 191
Ross Stores, Inc. 1,825 249
Royal Caribbean Cruises, Ltd. 1,397 444
Sensata Technologies Holding PLC 2,241 69
Service Corp. International 1,165 89
SharkNinja, Inc.(Æ) 1,133 132
Sirius Xm Holdings, Inc. 2,958 62
Skechers USA, Inc. Class A(Æ) 1,596 101
Somnigroup International, Inc. 1,425 103
Tapestry, Inc. 1,575 170
Target Corp. 4,605 463
Tesla, Inc.(Æ) 14,259 4,396
Texas Roadhouse, Inc. Class A 735 136
Thor Industries, Inc. 415 38
TJX Cos., Inc. (The) 6,627 825
TKO Group Holdings, Inc. 614 103
Toll Brothers, Inc. 867 103
Tractor Supply Co. 4,282 244
Travel + Leisure Co. 626 37
U-Haul Holding Co. 1,276 66
Ulta Beauty, Inc.(Æ) 283 146
Viking Holdings, Ltd.(Æ) 2,199 129
Walmart, Inc. 22,553 2,210
Walt Disney Co. (The) 6,216 740
Wayfair, Inc. Class A(Æ) 1,231 81
Whirlpool Corp. 598 50
Williams-Sonoma, Inc. 955 179
YETI Holdings, Inc.(Æ) 2,278 84

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 1,003 145
Zillow Group, Inc.(Æ) 732 58
46,833
Consumer Staples - 3.5%
Albertsons Cos., Inc. Class A 9,228 177
Altria Group, Inc. 9,439 585
Aramark Services, Inc. 2,857 122
Archer-Daniels-Midland Co. 6,524 353
Brown-Forman Corp. Class B 2,600 75
Bunge, Ltd. 1,119 89
Campbell Co. (The) 3,300 105
Casey's General Stores, Inc. 687 357
Celsius Holdings, Inc.(Æ) 1,636 74
Church & Dwight Co., Inc. 2,234 210
Clorox Co. (The) 1,651 207
Coca-Cola Co. (The) 13,138 892
Coca-Cola Consolidated, Inc. 780 87
Colgate-Palmolive Co. 1,953 164
Conagra Brands, Inc. 7,160 131
CVS Health Corp. 14,566 905
elf Beauty, Inc.(Æ) 398 48
Flowers Foods, Inc. 4,901 78
General Mills, Inc. 6,971 341
Hershey Co. (The) 1,163 216
Hormel Foods Corp. 4,199 118
Ingredion, Inc. 1,777 234
JM Smucker Co. (The) 2,310 248
Kellanova 1,260 101
Kenvue, Inc. 9,421 202
Keurig Dr Pepper, Inc. 7,392 241
Kimberly-Clark Corp. 2,129 265
Kraft Heinz Co. (The) 10,315 283
Kroger Co. (The) 6,836 479
McCormick & Co., Inc. 1,227 87
Molson Coors Beverage Co. Class B 2,296 112
Mondelez International, Inc. Class A 6,005 388
Monster Beverage Corp.(Æ) 8,556 503
PepsiCo, Inc. 4,058 560
Performance Food Group Co.(Æ) 526 53
Philip Morris International, Inc. 5,233 858
Pilgrim's Pride Corp. 1,614 77
Post Holdings, Inc.(Æ) 969 103
Primo Brands Corp. Class A 5,832 161
Procter & Gamble Co. (The) 9,914 1,492
Sprouts Farmers Market, Inc.(Æ) 1,731 262
Sysco Corp. 2,550 203
Tyson Foods, Inc. Class A 3,934 206
US Foods Holding Corp.(Æ) 3,633 303
Walgreens Boots Alliance, Inc. 7,568 88
12,843
Energy - 3.2%
Baker Hughes Co. 4,673 210
Chevron Corp. 13,968 2,118
Coterra Energy, Inc. 14,220 347
Devon Energy Corp. 8,403 279
Diamondback Energy, Inc. 2,598 386
Eaton Corp. PLC 1,137 437
Enphase Energy, Inc.(Æ) 1,686 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EOG Resources, Inc. 5,720 686
EQT Corp. 7,402 398
Exxon Mobil Corp. 28,660 3,200
First Solar, Inc.(Æ) 486 85
Halliburton Co. 7,304 164
HF Sinclair Corp. 3,158 139
Kinder Morgan, Inc. 4,886 137
Marathon Petroleum Corp. 2,242 382
Matador Resources Co. 1,878 94
NOV, Inc. 5,265 66
Occidental Petroleum Corp. 5,338 234
ONEOK, Inc. 4,510 370
Phillips 66 3,597 444
Range Resources Corp. 2,441 90
Schlumberger NV 10,526 356
Targa Resources Corp. 679 113
TechnipFMC PLC 2,317 84
Texas Pacific Land Corp. 232 225
Valero Energy Corp. 3,323 456
Weatherford International PLC 1,431 81
Williams Cos., Inc. (The) 6,786 407
12,043
Financial Services - 14.1%
Affirm Holdings, Inc.(Æ) 771 53
Aflac, Inc. 5,776 574
AGNC Investment Corp.(ö) 7,666 72
Agree Realty Corp.(ö) 1,436 103
Air Lease Corp. Class A 2,051 114
Allstate Corp. (The) 2,632 535
Ally Financial, Inc. 2,437 92
American Express Co. 1,378 412
American Financial Group, Inc. 1,643 205
American Homes 4 Rent Class A(ö) 4,425 153
American International Group, Inc. 5,466 424
American Tower Corp.(ö) 693 144
Annaly Capital Management, Inc.(ö) 7,773 158
Aon PLC Class A 619 220
Apollo Global Management, Inc. 1,081 157
Arch Capital Group, Ltd. 4,691 404
Ares Management Corp. Class A 510 95
Arthur J Gallagher & Co. 1,363 392
Assurant, Inc. 597 112
Assured Guaranty, Ltd. 571 48
AvalonBay Communities, Inc.(ö) 412 77
Axis Capital Holdings, Ltd. 842 79
Bank of America Corp. 46,609 2,203
Bank of New York Mellon Corp. (The) 7,628 774
Bank OZK 1,403 69
Berkshire Hathaway, Inc. Class B(Æ) 10,328 4,874
BlackRock, Inc. 246 272
Blackstone, Inc. Class A 413 71
Brixmor Property Group, Inc.(ö) 2,908 76
Brown & Brown, Inc. 4,694 429
Capital One Financial Corp. 5,033 1,082
Cboe Global Markets, Inc. 1,763 425
CBRE Group, Inc. Class A(Æ) 1,391 217
Charles Schwab Corp. (The) 5,493 537
Chubb, Ltd. 3,516 935
Cincinnati Financial Corp. 1,888 278

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Citigroup, Inc. 14,490 1,358
Citizens Financial Group, Inc. 3,417 163
CME Group, Inc. Class A 1,917 533
Columbia Banking System, Inc. 3,183 76
Comerica, Inc. 782 53
Commerce Bancshares, Inc. 2,589 158
Crown Castle, Inc.(ö) 474 50
CubeSmart(ö) 1,353 53
Cullen/Frost Bankers, Inc. 1,019 130
East West Bancorp, Inc. 2,707 271
EastGroup Properties, Inc.(ö) 434 71
Equinix, Inc.(ö) 314 247
Equitable Holdings, Inc. 3,279 168
Equity LifeStyle Properties, Inc. Class A(ö) 1,554 93
Equity Residential(ö) 1,450 92
Essex Property Trust, Inc.(ö) 580 151
Evercore, Inc. Class A 497 150
Everest Re Group, Ltd. 438 147
Extra Space Storage, Inc.(ö) 707 95
Federal Realty Investment Trust(ö) 766 71
Fidelity National Financial, Inc. 2,668 151
Fifth Third Bancorp 3,973 165
First American Financial Corp. 870 52
First Citizens BancShares, Inc. Class A 71 142
First Horizon Corp. 7,767 169
First Industrial Realty Trust, Inc.(ö) 1,476 72
FNB Corp. 4,528 69
Franklin Resources, Inc. 2,881 69
FTAI Aviation, Ltd. 643 88
Gaming and Leisure Properties, Inc.(ö) 1,372 63
Globe Life, Inc. 1,620 228
Goldman Sachs Group, Inc. (The) 1,828 1,323
Hamilton Lane, Inc. Class A 473 72
Hanover Insurance Group, Inc. (The) 787 135
Hartford Insurance Group, Inc. (The) 4,533 564
Host Hotels & Resorts, Inc.(ö) 3,947 62
Houlihan Lokey, Inc. Class A 891 170
Huntington Bancshares, Inc. 11,333 186
Interactive Brokers Group, Inc. Class A 4,328 284
Intercontinental Exchange, Inc. 3,002 555
Invesco, Ltd. 4,163 87
Invitation Homes, Inc.(ö) 5,166 158
Iron Mountain, Inc.(ö) 732 71
Jefferies Financial Group, Inc. 894 52
Jones Lang LaSalle, Inc.(Æ) 568 154
JPMorgan Chase & Co. 15,812 4,684
KeyCorp 4,027 72
Kinsale Capital Group, Inc. 368 162
KKR & Co., Inc. Class A 1,116 164
Lamar Advertising Co. Class A(ö) 578 71
Lazard, Inc. 1,495 78
Loews Corp. 2,718 246
LPL Financial Holdings, Inc. 1,152 456
M&T Bank Corp. 1,347 254
Markel Group, Inc.(Æ) 186 374
Marsh & McLennan Cos., Inc. 947 189
MasterCard, Inc. Class A 4,842 2,743
MetLife, Inc. 5,169 393
MGIC Investment Corp. 6,354 165
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mid-America Apartment Communities, Inc.
(ö) 1,459 208
Morgan Stanley 6,312 899
Morningstar, Inc. 305 84
Mr. Cooper Group, Inc.(Æ) 538 84
Nasdaq, Inc. 4,363 420
NET Lease Office Properties(ö) 1 —
NNN REIT, Inc.(ö) 2,626 108
Northern Trust Corp. 1,163 151
NU Holdings, Ltd. Class A(Æ) 24,954 305
Old Republic International Corp. 3,205 116
Omega Healthcare Investors, Inc.(ö) 989 38
OneMain Holdings, Inc. 955 55
Pinnacle Financial Partners, Inc. 500 44
PNC Financial Services Group, Inc. (The) 2,896 551
Popular, Inc. 1,121 128
Primerica, Inc. 643 171
Principal Financial Group, Inc. 2,794 217
Progressive Corp. (The) 4,323 1,046
Prosperity Bancshares, Inc. 766 51
Prudential Financial, Inc. 2,130 221
Public Storage(ö) 425 116
Raymond James Financial, Inc. 1,540 257
Realty Income Corp.(ö) 4,276 240
Regency Centers Corp.(ö) 1,076 77
Regions Financial Corp. 5,402 137
Reinsurance Group of America, Inc. Class A 832 160
RenaissanceRe Holdings, Ltd. 632 154
Rexford Industrial Realty, Inc.(ö) 1,962 72
Rithm Capital Corp.(ö) 6,818 82
RLI Corp. 628 41
Robinhood Markets, Inc. Class A(Æ) 3,260 336
SBA Communications Corp.(ö) 232 52
SEI Investments Co. 2,081 183
Shift4 Payments, Inc. Class A(Æ) 699 72
Simon Property Group, Inc.(ö) 650 106
SLM Corp. 2,745 87
SoFi Technologies, Inc.(Æ) 11,225 253
SouthState Corp. 742 70
STAG Industrial, Inc.(ö) 2,577 88
Starwood Property Trust, Inc.(ö) 3,522 69
State Street Corp. 2,735 306
Stifel Financial Corp. 868 99
Sun Communities, Inc.(ö) 575 71
Synchrony Financial 2,311 161
Synovus Financial Corp. 2,118 100
T Rowe Price Group, Inc. 2,019 205
Tradeweb Markets, Inc. Class A 1,666 231
Travelers Cos., Inc. (The) 2,445 636
Truist Financial Corp. 7,833 342
Unum Group 1,387 100
US Bancorp 11,031 496
Ventas, Inc.(ö) 2,067 139
VICI Properties, Inc.(ö) 12,108 395
Virtu Financial, Inc. Class A 1,645 73
Visa, Inc. Class A 9,697 3,350
Voya Financial, Inc. 774 54
W.R. Berkley Corp. 6,415 441
Webster Financial Corp. 1,472 85
Welltower, Inc.(ö) 3,254 537

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Alliance Bancorp 957 74
Western Union Co. (The) 6,292 51
White Mountains Insurance Group, Ltd. 44 79
Wintrust Financial Corp. 813 104
WP Carey, Inc.(ö) 2,309 148
XP, Inc. Class A 6,547 106
Zions Bancorp NA 829 44
52,163
Health Care - 8.7%
Abbott Laboratories 9,401 1,186
AbbVie, Inc. 6,870 1,299
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 1,988 228
Align Technology, Inc.(Æ) 603 78
Alnylam Pharmaceuticals, Inc.(Æ) 919 360
Amgen, Inc. 2,004 591
Avantor, Inc.(Æ) 5,674 76
Baxter International, Inc. 2,684 58
Becton Dickinson & Co. 2,363 421
Biogen, Inc.(Æ) 1,597 204
BioMarin Pharmaceutical, Inc.(Æ) 3,166 183
Boston Scientific Corp.(Æ) 8,988 943
Bristol-Myers Squibb Co. 22,417 971
Cardinal Health, Inc. 2,566 398
Cencora, Inc. Class A 1,324 379
Centene Corp.(Æ) 4,641 121
Charles River Laboratories International,
Inc.(Æ) 543 92
Chemed Corp. 177 73
Cigna Group (The) 3,634 972
Cooper Cos, Inc. (The)(Æ) 727 51
Corcept Therapeutics, Inc.(Æ) 1,006 68
Danaher Corp. 1,128 222
DaVita, Inc.(Æ) 297 42
DexCom, Inc.(Æ) 3,699 299
Doximity, Inc. Class A(Æ) 851 50
Edwards Lifesciences Corp.(Æ) 3,871 307
Elanco Animal Health, Inc.(Æ) 6,356 87
Elevance Health, Inc. 2,380 674
Eli Lilly & Co. 3,552 2,629
Encompass Health Corp. 1,840 203
Exelixis, Inc.(Æ) 5,875 213
Gilead Sciences, Inc. 8,911 1,001
Globus Medical, Inc. Class A(Æ) 951 50
Halozyme Therapeutics, Inc.(Æ) 1,334 80
HCA Healthcare, Inc. 1,166 413
Henry Schein, Inc.(Æ) 1,594 108
Hologic, Inc.(Æ) 742 50
Humana, Inc. 1,061 265
IDEXX Laboratories, Inc.(Æ) 750 401
Illumina, Inc.(Æ) 573 59
Incyte Corp.(Æ) 2,131 160
Insulet Corp.(Æ) 784 226
Intuitive Surgical, Inc.(Æ) 1,630 784
IQVIA Holdings, Inc.(Æ) 438 81
Jazz Pharmaceuticals PLC(Æ) 803 92
Johnson & Johnson 14,039 2,313
Labcorp Holdings, Inc. 1,428 371
McKesson Corp. 647 449
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medpace Holdings, Inc.(Æ) 148 63
Medtronic PLC 6,615 597
Merck & Co., Inc. 21,352 1,668
Molina Healthcare, Inc.(Æ) 1,020 161
Natera, Inc.(Æ) 1,159 155
Neurocrine Biosciences, Inc.(Æ) 1,094 140
Penumbra, Inc.(Æ) 594 150
Perrigo Co. PLC 2,656 71
Pfizer, Inc. 48,920 1,139
QIAGEN NV 2,485 123
Quest Diagnostics, Inc. 2,448 410
Regeneron Pharmaceuticals, Inc. 978 533
ResMed, Inc. 1,972 536
Royalty Pharma PLC Class A 3,897 143
Solventum Corp.(Æ) 1,065 76
STERIS PLC 1,585 359
Stryker Corp. 1,722 676
Teleflex, Inc. 778 93
Tenet Healthcare Corp.(Æ) 1,542 249
Thermo Fisher Scientific, Inc. 565 264
United Therapeutics Corp.(Æ) 770 212
UnitedHealth Group, Inc. 6,172 1,540
Universal Health Services, Inc. Class B 1,611 268
Veeva Systems, Inc. Class A(Æ) 1,770 503
Vertex Pharmaceuticals, Inc.(Æ) 1,320 603
Viatris, Inc. 12,603 110
Waters Corp.(Æ) 861 249
West Pharmaceutical Services, Inc. 418 100
Zimmer Biomet Holdings, Inc. 1,415 130
Zoetis, Inc. Class A 2,184 318
32,020
Materials and Processing - 3.4%
AAON, Inc. 1,357 113
Acuity, Inc. 498 155
Advanced Drainage Systems, Inc. 585 67
Air Products & Chemicals, Inc. 555 160
Albemarle Corp. 769 52
Alcoa Corp. 2,268 68
Allegheny Technologies, Inc.(Æ) 1,421 109
Amcor PLC 21,431 200
Anglogold Ashanti PLC 7,648 354
AptarGroup, Inc. 749 118
Armstrong World Industries, Inc. 1,115 210
Axalta Coating Systems, Ltd.(Æ) 1,917 54
Ball Corp. 1,341 77
Builders FirstSource, Inc.(Æ) 1,968 250
Carpenter Technology Corp. 515 128
Carrier Global Corp. 2,893 199
Celanese Corp. Class A 922 48
CF Industries Holdings, Inc. 4,007 372
Copart, Inc.(Æ) 8,614 391
CRH PLC 4,829 461
Crown Holdings, Inc. 2,087 207
Darling Ingredients, Inc.(Æ) 1,112 36
Eagle Materials, Inc. 320 72
Eastman Chemical Co. 673 49
Ecolab, Inc. 1,410 369
Fastenal Co. 12,436 574
FMC Corp. 980 38

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortune Brands Innovations, Inc. 1,357 74
Freeport-McMoRan, Inc. 1,576 63
General Electric Co. 1,911 518
Graphic Packaging Holding Co. 5,271 118
International Flavors & Fragrances, Inc. 974 69
International Paper Co. 1,246 58
ITT, Inc. 1,825 310
James Hardie Industries PLC(Æ) 2,295 60
Johnson Controls International PLC 3,497 367
Linde PLC 735 338
LKQ Corp. 3,306 97
Louisiana-Pacific Corp. 1,057 96
LyondellBasell Industries Class A 2,310 134
Martin Marietta Materials, Inc. 168 97
Masco Corp. 757 52
MDU Resources Group, Inc. 3,621 62
Mohawk Industries, Inc.(Æ) 556 64
Mosaic Co. (The) 5,527 199
NewMarket Corp. 201 138
Newmont Corp. 12,419 771
Nucor Corp. 3,096 443
Owens Corning 899 125
Packaging Corp. of America 928 180
Pool Corp. 260 80
PPG Industries, Inc. 833 88
Reliance, Inc. 1,081 314
Royal Gold, Inc. 818 124
RPM International, Inc. 1,601 188
Sherwin-Williams Co. (The) 414 137
Silgan Holdings, Inc. 1,496 70
Simpson Manufacturing Co., Inc. 540 97
SiteOne Landscape Supply, Inc.(Æ) 551 76
Smurfit WestRock PLC 6,800 302
Sonoco Products Co. 1,272 57
Southern Copper Corp. 790 74
Steel Dynamics, Inc. 2,160 276
Timken Co. (The) 922 70
Trane Technologies PLC 1,794 786
Trex Co., Inc.(Æ) 1,007 65
Valmont Industries, Inc. 298 108
Vulcan Materials Co. 1,157 318
Watsco, Inc. 175 79
12,673
Producer Durables - 7.8%
ADT, Inc. 8,473 71
AECOM 2,113 238
AGCO Corp. 1,144 135
Alaska Air Group, Inc.(Æ) 2,761 146
Allison Transmission Holdings, Inc. Class A 380 34
American Airlines Group, Inc.(Æ) 9,454 109
AMETEK, Inc. 661 122
Amphenol Corp. Class A 10,530 1,122
AO Smith Corp. 1,463 104
Applied Industrial Technologies, Inc. 531 144
Aptiv PLC(Æ) 2,311 159
Automatic Data Processing, Inc. 1,348 417
Avery Dennison Corp. 391 66
Boeing Co. (The)(Æ) 1,517 336
Booz Allen Hamilton Holding Corp. Class A 1,240 133
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BWX Technologies, Inc. 642 98
C.H. Robinson Worldwide, Inc. 1,268 146
Carlisle Cos., Inc. 506 179
Caterpillar, Inc. 661 289
Cintas Corp. 3,095 689
Clean Harbors, Inc.(Æ) 313 74
CNH Industrial NV 14,469 187
Comfort Systems USA, Inc. 619 435
Corpay, Inc.(Æ) 231 75
CoStar Group, Inc.(Æ) 1,035 98
Crane Co. 776 152
CSX Corp. 4,177 148
Cummins, Inc. 910 335
Deere & Co. 935 490
Delta Air Lines, Inc. 8,741 465
Donaldson Co., Inc. 1,809 130
Dover Corp. 1,200 217
EMCOR Group, Inc. 792 497
Emerson Electric Co. 2,509 365
Equifax, Inc. 991 238
Euronet Worldwide, Inc.(Æ) 675 66
ExlService Holdings, Inc.(Æ) 3,060 133
Expeditors International of Washington, Inc. 1,879 218
FedEx Corp. 2,461 550
Flowserve Corp. 1,443 81
Fortive Corp. 1,321 63
FTI Consulting, Inc.(Æ) 647 108
Gartner, Inc.(Æ) 953 323
Gates Industrial Corp. PLC(Æ) 3,733 93
GE Vernova, Inc. 1,505 994
Generac Holdings, Inc.(Æ) 697 136
General Dynamics Corp. 1,004 313
Gentex Corp. 4,499 119
Global Payments, Inc. 1,828 146
Graco, Inc. 2,332 196
HEICO Corp. 876 286
HEICO Corp. Class A 832 215
Honeywell International, Inc. 1,964 437
Howmet Aerospace, Inc. 2,271 408
Huntington Ingalls Industries, Inc. 824 230
IDEX Corp. 462 76
Illinois Tool Works, Inc. 925 237
Ingersoll Rand, Inc. 1,197 101
Jacobs Solutions, Inc. 605 86
JB Hunt Transport Services, Inc. 921 133
Keysight Technologies, Inc.(Æ) 2,132 349
Kirby Corp.(Æ) 704 67
Knight-Swift Transportation Holdings, Inc. 1,725 73
L3Harris Technologies, Inc. 487 134
Landstar System, Inc. 467 62
Lincoln Electric Holdings, Inc. 858 209
MarketAxess Holdings, Inc. 417 86
MasTec, Inc.(Æ) 799 151
Middleby Corp. (The)(Æ) 434 63
Moody's Corp. 701 361
MSA Safety, Inc. 679 121
MSC Industrial Direct Co., Inc. Class A 1,007 87
Mueller Industries, Inc. 1,641 140
Murphy USA, Inc. 286 104
Nordson Corp. 358 77

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Norfolk Southern Corp. 540 150
Northrop Grumman Corp. 266 153
Old Dominion Freight Line, Inc. 1,099 164
Oshkosh Corp. 744 94
Otis Worldwide Corp. 1,311 112
PACCAR, Inc. 5,579 551
Parker-Hannifin Corp. 753 551
Paychex, Inc. 3,255 470
Paylocity Holding Corp.(Æ) 311 57
PayPal Holdings, Inc.(Æ) 8,528 586
Pentair PLC 1,449 148
Quanta Services, Inc. 1,175 477
Ralliant Corp. 440 20
RBC Bearings, Inc.(Æ) 284 110
Regal Rexnord Corp. 786 120
Republic Services, Inc. Class A 1,356 313
Robert Half, Inc. 1,622 60
Rockwell Automation, Inc. 941 331
Rollins, Inc. 5,532 317
Ryder System, Inc. 531 94
S&P Global, Inc. 975 537
Saia, Inc.(Æ) 158 48
Snap-on, Inc. 1,149 369
Southwest Airlines Co. 4,989 154
StandardAero, Inc.(Æ) 2,414 69
Stanley Black & Decker, Inc. 1,306 88
Teledyne Technologies, Inc.(Æ) 444 245
Textron, Inc. 2,268 176
Toast, Inc. Class A(Æ) 8,183 400
TopBuild Corp.(Æ) 253 94
Toro Co. (The) 2,163 161
Trade Desk, Inc. (The) Class A(Æ) 2,213 192
TransDigm Group, Inc. 300 483
TransUnion 1,592 152
Trimble, Inc.(Æ) 3,313 278
Union Pacific Corp. 983 218
United Airlines, Inc.(Æ) 4,793 423
United Parcel Service, Inc. Class B 6,688 576
United Rentals, Inc. 370 327
Veralto Corp. 502 53
Verisk Analytics, Inc. Class A 1,456 406
Vertiv Holdings Co. Class A 1,082 158
Vontier Corp. 2,378 99
W.W. Grainger, Inc. 398 414
Waste Management, Inc. 878 201
WESCO International, Inc. 426 88
Westinghouse Air Brake Technologies Corp. 2,080 399
Woodward, Inc. 701 180
XPO, Inc.(Æ) 665 80
Xylem, Inc. 1,499 217
Zebra Technologies Corp. Class A(Æ) 442 150
28,788
Technology - 37.7%
Accenture PLC Class A 3,271 874
Adobe, Inc.(Æ) 2,060 737
Advanced Micro Devices, Inc.(Æ) 1,745 308
Airbnb, Inc. Class A(Æ) 1,510 200
Akamai Technologies, Inc.(Æ) 3,115 238
Allegion PLC 1,690 280
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class A 44,761 8,590
Alphabet, Inc. Class C 18,708 3,608
Amdocs, Ltd. 3,603 308
Amentum Holdings, Inc.(Æ) 3,052 76
Amkor Technology, Inc. 2,896 65
Analog Devices, Inc. 597 134
Appfolio, Inc. Class A(Æ) 375 100
Apple, Inc. 85,589 17,766
Applied Materials, Inc. 3,117 561
AppLovin Corp. Class A(Æ) 2,037 796
Arista Networks, Inc.(Æ) 5,456 672
Arrow Electronics, Inc.(Æ) 1,482 172
AST SpaceMobile, Inc.(Æ) 1,647 88
Astera Labs, Inc.(Æ) 886 121
Atlassian Corp. Class A(Æ) 1,119 215
Autodesk, Inc.(Æ) 2,453 744
Avnet, Inc. 1,247 66
Bentley Systems, Inc. Class B 2,353 136
Bio-Techne Corp. 1,097 60
Booking Holdings, Inc. 202 1,112
Broadcom, Inc. 25,988 7,633
Broadridge Financial Solutions, Inc. 835 207
CACI International, Inc. Class A(Æ) 557 257
Cadence Design Systems, Inc.(Æ) 1,830 667
CDW Corp. 594 104
Ciena Corp.(Æ) 1,324 123
Cirrus Logic, Inc.(Æ) 1,237 125
Cisco Systems, Inc. 29,322 1,996
Cloudflare, Inc. Class A(Æ) 2,004 416
Cognex Corp. 2,085 85
Cognizant Technology Solutions Corp.
Class A 13,592 975
Coherent Corp.(Æ) 387 42
Concentrix Corp. 1,216 63
Corning, Inc. 4,364 276
Corteva, Inc. 4,348 314
Crane NXT Co. 1,222 73
Crowdstrike Holdings, Inc. Class A(Æ) 1,378 626
Datadog, Inc. Class A(Æ) 1,850 259
Dell Technologies, Inc. Class C 566 75
DocuSign, Inc.(Æ) 1,647 125
Dolby Laboratories, Inc. Class A 1,020 77
DoorDash, Inc. Class A(Æ) 3,010 753
Dropbox, Inc. Class A(Æ) 2,500 68
DXC Technology Co.(Æ) 3,068 42
Dynatrace, Inc.(Æ) 5,217 274
Elastic NV(Æ) 866 72
Electronic Arts, Inc. 2,572 392
Entegris, Inc. 639 50
EPAM Systems, Inc.(Æ) 1,350 213
F5, Inc.(Æ) 1,342 421
Fair Isaac Corp.(Æ) 125 180
Fidelity National Information Services, Inc. 544 43
Fiserv, Inc.(Æ) 1,907 265
Flextronics International, Ltd.(Æ) 8,298 414
Fortinet, Inc.(Æ) 5,189 518
GCI Liberty, Inc.(Æ)(Š) 7,417 —
GCI Liberty, Inc. Class C(Æ) 289 10
Genpact, Ltd. 4,721 208
Gitlab, Inc. Class A(Æ) 1,763 77

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globant SA(Æ) 549 46
Guidewire Software, Inc.(Æ) 893 202
Hewlett Packard Enterprise Co. 18,950 392
HP, Inc. 14,201 352
HubSpot, Inc.(Æ) 308 160
Intel Corp. 6,971 138
International Business Machines Corp. 3,358 850
Intuit, Inc. 1,348 1,058
Jabil, Inc. 737 164
Jack Henry & Associates, Inc. 1,543 262
KLA Corp. 491 432
Kyndryl Holdings, Inc.(Æ) 2,114 80
Lam Research Corp. 7,562 717
Lattice Semiconductor Corp.(Æ) 1,297 65
Leidos Holdings, Inc. 2,680 428
Lumentum Holdings, Inc. Class E(Æ) 782 86
Lyft, Inc. Class A(Æ) 5,702 80
MACOM Technology Solutions Holdings,
Inc.(Æ) 426 58
Manhattan Associates, Inc.(Æ) 424 93
Maplebear, Inc.(Æ) 2,511 120
Marvell Technology, Inc. 1,592 128
Match Group, Inc. 1,117 38
Meta Platforms, Inc. Class A 12,538 9,697
Micron Technology, Inc. 6,794 741
Microsoft Corp. 45,626 24,341
MicroStrategy, Inc. Class A(Æ) 776 312
Millicom International Cellular SA 1,935 78
MKS Instruments, Inc. 976 93
MongoDB, Inc.(Æ) 244 58
Monolithic Power Systems, Inc. 401 285
Motorola Solutions, Inc. 823 361
MSCI, Inc. Class A 240 135
NetApp, Inc. 341 36
Nutanix, Inc. Class A(Æ) 2,411 181
NVIDIA Corp. 138,279 24,596
Okta, Inc.(Æ) 1,980 194
ON Semiconductor Corp.(Æ) 2,974 168
Oracle Corp. 3,582 909
Palantir Technologies, Inc. Class A(Æ) 10,045 1,591
Palo Alto Networks, Inc.(Æ) 3,437 597
Paycom Software, Inc. 736 170
Pegasystems, Inc. 1,766 104
Pinterest, Inc. Class A(Æ) 5,009 193
Procore Technologies, Inc.(Æ) 850 61
PTC, Inc.(Æ) 1,504 323
Pure Storage, Inc. Class A(Æ) 2,993 178
Qorvo, Inc.(Æ) 837 70
QUALCOMM, Inc. 3,925 576
Reddit, Inc. Class A(Æ) 1,491 239
ROBLOX Corp. Class A(Æ) 1,946 268
Roper Technologies, Inc. 727 400
Rubrik, Inc. Class A(Æ) 1,022 97
Salesforce, Inc. 4,341 1,121
Samsara, Inc. Class A(Æ) 4,648 177
Science Applications International Corp. 741 83
SentinelOne, Inc. Class A(Æ) 4,042 74
ServiceNow, Inc.(Æ) 961 906
Skyworks Solutions, Inc. 3,589 246
Snowflake, Inc. Class A(Æ) 1,642 367
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Spotify Technology SA(Æ) 704 441
SS&C Technologies Holdings, Inc. 4,674 400
Super Micro Computer, Inc.(Æ) 5,969 352
Synopsys, Inc.(Æ) 780 494
Take-Two Interactive Software, Inc.(Æ) 550 122
TD SYNNEX Corp. 1,510 218
Teradyne, Inc. 1,467 158
Texas Instruments, Inc. 3,863 699
Twilio, Inc. Class A(Æ) 1,630 210
Tyler Technologies, Inc.(Æ) 675 395
Uber Technologies, Inc.(Æ) 11,038 969
UiPath, Inc. Class A(Æ) 5,620 66
Unity Software, Inc.(Æ) 3,398 113
Universal Display Corp. 549 79
VeriSign, Inc. 1,229 330
Western Digital Corp. 5,833 459
Workday, Inc. Class A(Æ) 1,315 302
Zoom Video Communications, Inc. Class
A(Æ) 6,733 499
Zscaler, Inc.(Æ) 1,384 395
139,221
Utilities - 4.0%
AES Corp. (The) 5,928 78
Alliant Energy Corp. 3,297 214
Ameren Corp. 2,645 268
American Electric Power Co., Inc. 3,962 448
American Water Works Co., Inc. 1,234 173
Antero Midstream Corp. 4,157 76
APA Corp. 5,975 115
AT&T, Inc. 68,639 1,881
Atmos Energy Corp. 1,533 239
CenterPoint Energy, Inc. 2,970 115
Cheniere Energy, Inc. 481 114
Chord Energy Corp. 845 93
Civitas Resources, Inc. 1,545 47
CMS Energy Corp. 2,269 168
ConocoPhillips 11,900 1,135
Consolidated Edison, Inc. 5,324 551
Constellation Energy Corp. 914 318
Dominion Energy, Inc. 5,246 307
DT Midstream, Inc. 706 73
DTE Energy Co. 2,115 293
Duke Energy Corp. 3,530 429
Edison International 5,183 270
Entergy Corp. 3,014 273
Essential Utilities, Inc. 4,006 147
Eversource Energy 4,706 311
Exelon Corp. 15,289 687
Expand Energy Corp. 2,836 297
FirstEnergy Corp. 5,043 215
IDACORP, Inc. 689 86
National Fuel Gas Co. 1,475 128
NiSource, Inc. 3,998 170
NRG Energy, Inc. 1,314 220
Ovintiv, Inc. 4,252 175
Permian Resources Corp. 7,043 100
PG&E Corp. 18,611 261
Pinnacle West Capital Corp. 1,951 177
Public Service Enterprise Group, Inc. 1,235 111

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sempra Energy 6,012 491
Southern Co. (The) 4,346 411
T-Mobile US, Inc. 2,388 569
UGI Corp. 2,800 101
Verizon Communications, Inc. 42,962 1,837
Vistra Corp. 347 72
WEC Energy Group, Inc. 1,879 205
Xcel Energy, Inc. 3,912 287
14,736
Total Common Stocks
(cost $152,995) 351,320
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 18,132,302
(∞)
18,127
Total Short-Term Investments
(cost $18,127) 18,127
Total Investments - 100.0%
(identified cost $171,122) 369,447
Other Assets and Liabilities,
Net - 0.0%
36
Net Assets - 100.0%
369,483

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 48 USD 15,298 09/25 113
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 113
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 46,833 $ — $ —
$ —
$ 46,833
Consumer Staples 12,843 — —
—
12,843
Energy 12,043 — —
—
12,043
Financial Services 52,163 — —
—
52,163
Health Care 32,020 — —
—
32,020
Materials and Processing 12,673 — —
—
12,673
Producer Durables 28,788 — —
—
28,788
Technology 139,221 — —
—
139,221
Utilities 14,736 — —
—
14,736
Short-Term Investments — — — 18,127 18,127
Total Investments
351,320 — — 18,127 369,447
Other Financial Instruments
Assets
Futures Contracts 113 — — — 113
Total Other Financial Instruments
*
$ 113 $ — $ — $ — $ 113
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Multifactor U.S. Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,067 $ 128,260 $ 120,196 $ (4) $ — $ 18,127 $ 470 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.1%
Consumer Discretionary - 8.4%
Abercrombie & Fitch Co. Class A(Æ) 6,930 665
Best Buy Co., Inc. 3,158 205
Carter's, Inc. 2,292 56
Comcast Corp. Class A 73,562 2,444
Dollar General Corp. 13,201 1,385
eBay, Inc. 5,997 550
Ferguson Enterprises, Inc. 809 181
Garmin, Ltd. 1,419 310
General Motors Co. 8,985 479
Home Depot, Inc. (The) 638 235
Hubbell, Inc. Class B 573 251
Kohl's Corp. 7,449 81
Lennar Corp. Class A 3,349 376
Lowe's Cos., Inc. 537 120
McDonald's Corp. 975 293
New York Times Co. (The) Class A 5,441 282
NIKE, Inc. Class B 2,588 193
PulteGroup, Inc. 2,164 244
Ralph Lauren Corp. Class A 873 261
RB Global, Inc. 2,781 301
RTX Corp. 2,084 328
Target Corp. 4,383 441
TJX Cos., Inc. (The) 2,612 325
TKO Group Holdings, Inc. 2,718 457
Walmart, Inc. 13,516 1,324
Walt Disney Co. (The) 9,316 1,110
Warner Music Group Corp. Class A 18,785 550
13,447
Consumer Staples - 9.9%
Altria Group, Inc. 4,675 290
Ambev SA - ADR 197,943 431
Archer-Daniels-Midland Co. 12,322 668
Church & Dwight Co., Inc. 1,433 134
Coca-Cola Co. (The) 7,448 506
Coca-Cola Europacific Partners PLC 9,715 942
Colgate-Palmolive Co. 2,844 238
Conagra Brands, Inc. 24,952 456
CVS Health Corp. 45,595 2,831
Estee Lauder Cos., Inc. (The) Class A 8,816 823
Hershey Co. (The) 561 104
Kraft Heinz Co. (The) 26,072 716
Kroger Co. (The) 26,448 1,854
Molson Coors Beverage Co. Class B 14,851 724
Mondelez International, Inc. Class A 2,979 193
PepsiCo, Inc. 1,972 272
Philip Morris International, Inc. 11,017 1,807
Procter & Gamble Co. (The) 10,117 1,522
Tyson Foods, Inc. Class A 18,942 991
Walgreens Boots Alliance, Inc. 30,792 358
15,860
Energy - 7.0%
BP PLC - ADR 15,882 511
Canadian Natural Resources, Ltd. 22,113 701
Chevron Corp. 14,103 2,139
Coterra Energy, Inc. 9,495 232
Devon Energy Corp. 8,006 266
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eaton Corp. PLC 1,545 594
Enbridge, Inc. 21,297 964
EOG Resources, Inc. 2,778 333
Exxon Mobil Corp. 12,116 1,353
Kinder Morgan, Inc. 6,088 171
Magna International, Inc. Class A 9,660 396
ONEOK, Inc. 2,669 219
Phillips 66 9,462 1,169
Plains GP Holdings, LP Class A(Æ) 60,989 1,195
Schlumberger NV 10,349 350
Shell PLC - ADR 9,801 708
11,301
Financial Services - 23.8%
AerCap Holdings NV 11,698 1,255
Aflac, Inc. 2,751 273
AGNC Investment Corp.(ö) 29,016 274
Allstate Corp. (The) 5,901 1,199
American Express Co. 643 193
American Financial Group, Inc. 1,740 217
American International Group, Inc. 2,408 187
Annaly Capital Management, Inc.(ö) 60,680 1,234
Aon PLC Class A 485 173
Arch Capital Group, Ltd. 2,802 241
AvalonBay Communities, Inc.(ö) 870 162
Bank of America Corp. 40,050 1,893
Bank of Nova Scotia (The) 13,458 748
Berkshire Hathaway, Inc. Class B(Æ) 4,234 1,998
BlackRock, Inc. 556 615
Brown & Brown, Inc. 2,475 226
CBRE Group, Inc. Class A(Æ) 1,657 258
Charles Schwab Corp. (The) 2,968 290
Chubb, Ltd. 5,384 1,432
Citigroup, Inc. 29,119 2,728
CME Group, Inc. Class A 1,457 405
Crown Castle, Inc.(ö) 1,752 184
Digital Realty Trust, Inc.(ö) 1,300 229
Equinix, Inc.(ö) 306 240
Evercore, Inc. Class A 744 224
Everest Re Group, Ltd. 1,584 532
Extra Space Storage, Inc.(ö) 1,505 202
First American Financial Corp. 8,285 498
Goldman Sachs Group, Inc. (The) 437 316
Hartford Insurance Group, Inc. (The) 2,045 254
Healthcare Realty Trust, Inc.(ö) 11,408 175
Healthpeak Properties, Inc.(ö) 34,182 579
Host Hotels & Resorts, Inc.(ö) 27,636 434
Houlihan Lokey, Inc. Class A 1,587 303
Howard Hughes Holdings, Inc.(Æ) 5,015 345
Intercontinental Exchange, Inc. 1,418 262
Invitation Homes, Inc.(ö) 4,537 139
JPMorgan Chase & Co. 14,609 4,328
Lazard, Inc. 1,661 86
M&T Bank Corp. 2,890 545
Marsh & McLennan Cos., Inc. 1,512 301
Mid-America Apartment Communities, Inc.
(ö) 7,028 1,001
Northern Trust Corp. 9,808 1,275
Old Republic International Corp. 6,219 225
Park Hotels & Resorts, Inc.(ö) 12,221 130

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PNC Financial Services Group, Inc. (The) 997 190
Principal Financial Group, Inc. 1,726 134
Progressive Corp. (The) 1,411 342
Prologis, Inc.(ö) 15,517 1,657
Public Storage(ö) 4,897 1,332
Realty Income Corp.(ö) 4,165 234
Regions Financial Corp. 6,826 173
RLI Corp. 2,722 180
SEI Investments Co. 2,976 262
Simon Property Group, Inc.(ö) 1,024 168
T Rowe Price Group, Inc. 2,646 268
Tradeweb Markets, Inc. Class A 2,734 379
Travelers Cos., Inc. (The) 963 251
Truist Financial Corp. 4,082 178
Wells Fargo & Co. 26,909 2,170
Welltower, Inc.(ö) 3,027 500
Willis Towers Watson PLC 2,716 858
XP, Inc. Class A 9,211 149
38,233
Health Care - 12.2%
Abbott Laboratories 5,864 740
AbbVie, Inc. 3,644 689
Amgen, Inc. 532 157
AstraZeneca PLC - ADR 5,008 366
Becton Dickinson & Co. 771 137
BioMarin Pharmaceutical, Inc.(Æ) 1,147 66
Bio-Techne Corp. 970 53
Boston Scientific Corp.(Æ) 5,146 540
Bristol-Myers Squibb Co. 5,373 233
Danaher Corp. 1,753 346
Doximity, Inc. Class A(Æ) 3,373 198
Elevance Health, Inc. 387 110
Genmab A/S - ADR(Æ) 16,543 358
Gilead Sciences, Inc. 5,113 574
GSK PLC - ADR 18,707 695
Humana, Inc. 6,190 1,547
Icon PLC(Æ) 3,415 578
Johnson & Johnson 8,699 1,433
Medtronic PLC 21,830 1,970
Merck & Co., Inc. 17,175 1,342
Organon & Co. 22,867 222
Pfizer, Inc. 26,047 607
QIAGEN NV 7,017 346
Regeneron Pharmaceuticals, Inc. 406 221
ResMed, Inc. 1,188 323
Royalty Pharma PLC Class A 12,918 475
Sanofi SA - ADR 35,129 1,603
Smith & Nephew PLC - ADR 30,749 940
STERIS PLC 1,096 248
Stryker Corp. 931 366
Thermo Fisher Scientific, Inc. 821 384
UnitedHealth Group, Inc. 4,240 1,058
Vertex Pharmaceuticals, Inc.(Æ) 452 206
Viatris, Inc. 42,177 369
West Pharmaceutical Services, Inc. 234 56
19,556
Materials and Processing - 6.8%
Air Products & Chemicals, Inc. 5,952 1,713
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AptarGroup, Inc. 1,518 239
Carrier Global Corp. 4,354 299
Celanese Corp. Class A 13,552 708
CRH PLC 1,827 174
Crown Holdings, Inc. 4,431 440
Dow, Inc. 4,671 109
DuPont de Nemours, Inc. 14,096 1,013
Ecolab, Inc. 913 239
Fastenal Co. 5,170 238
FMC Corp. 23,572 920
Freeport-McMoRan, Inc. 16,454 662
General Electric Co. 2,020 548
International Flavors & Fragrances, Inc. 6,522 463
International Paper Co. 4,181 195
Johnson Controls International PLC 7,942 834
Linde PLC 1,118 515
LyondellBasell Industries Class A 2,167 126
Newmont Corp. 3,890 242
Packaging Corp. of America 1,134 220
Royal Gold, Inc. 1,829 277
Trane Technologies PLC 968 424
Watsco, Inc. 622 280
10,878
Producer Durables - 10.3%
3M Co. 2,743 409
AMETEK, Inc. 757 140
Amphenol Corp. Class A 5,037 536
AO Smith Corp. 2,751 195
Caterpillar, Inc. 1,187 520
Cintas Corp. 932 207
CoStar Group, Inc.(Æ) 1,780 169
Crane Co. 1,483 290
Cummins, Inc. 916 337
Delta Air Lines, Inc. 14,053 748
EMCOR Group, Inc. 770 483
Emerson Electric Co. 2,054 299
Equifax, Inc. 968 233
FedEx Corp. 3,394 759
Fortive Corp. 12,306 590
FTI Consulting, Inc.(Æ) 1,215 202
GE Vernova, Inc. 442 292
General Dynamics Corp. 5,097 1,588
Global Payments, Inc. 18,462 1,476
Graco, Inc. 2,015 169
Honeywell International, Inc. 1,396 310
Illinois Tool Works, Inc. 799 204
JB Hunt Transport Services, Inc. 972 140
L3Harris Technologies, Inc. 3,450 948
Nordson Corp. 432 93
Parker-Hannifin Corp. 573 419
Paychex, Inc. 2,551 368
Quanta Services, Inc. 903 367
Ralliant Corp. 4,102 188
Regal Rexnord Corp. 4,203 643
Republic Services, Inc. Class A 808 186
S&P Global, Inc. 1,019 562
Saia, Inc.(Æ) 498 150
Snap-on, Inc. 693 223
Southwest Airlines Co. 4,260 132

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Union Pacific Corp. 975 216
United Parcel Service, Inc. Class B 3,793 327
United Rentals, Inc. 522 461
Vontier Corp. 15,310 635
Xylem, Inc. 1,919 278
16,492
Technology - 9.2%
Accenture PLC Class A 1,815 485
Adobe, Inc.(Æ) 1,494 534
Advanced Micro Devices, Inc.(Æ) 787 139
Alphabet, Inc. Class A 6,471 1,242
Analog Devices, Inc. 2,130 478
Applied Materials, Inc. 1,147 207
Broadridge Financial Solutions, Inc. 629 156
Cisco Systems, Inc. 13,622 927
Cognizant Technology Solutions Corp.
Class A 3,050 219
DoorDash, Inc. Class A(Æ) 1,831 458
Electronic Arts, Inc. 1,997 304
Fidelity National Information Services, Inc. 15,970 1,268
Globant SA(Æ) 565 48
Hewlett Packard Enterprise Co. 13,441 278
Intel Corp. 16,474 326
International Business Machines Corp. 2,709 686
Marvell Technology, Inc. 2,822 227
Microchip Technology, Inc. 16,656 1,126
Micron Technology, Inc. 8,535 931
Motorola Solutions, Inc. 320 140
NetApp, Inc. 1,306 136
ON Semiconductor Corp.(Æ) 13,731 774
Oracle Corp. 3,744 950
QUALCOMM, Inc. 1,544 227
Roper Technologies, Inc. 561 309
Salesforce, Inc. 3,982 1,029
Skyworks Solutions, Inc. 1,310 90
Synopsys, Inc.(Æ) 204 129
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 1,957 473
Texas Instruments, Inc. 3,022 547
14,843
Utilities - 7.5%
AT&T, Inc. 82,804 2,270
Brookfield Renewable Corp. 6,502 238
Chord Energy Corp. 1,798 198
Civitas Resources, Inc. 3,898 118
ConocoPhillips 10,801 1,030
Dominion Energy, Inc. 2,544 149
Edison International 9,371 488
Entergy Corp. 15,869 1,435
FirstEnergy Corp. 15,268 652
NextEra Energy, Inc. 2,720 193
NRG Energy, Inc. 2,905 486
Pinnacle West Capital Corp. 13,726 1,244
Sempra Energy 7,775 635
Southern Co. (The) 1,721 163
T-Mobile US, Inc. 847 202
Verizon Communications, Inc. 12,915 552
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 28,632 2,103
12,156
Total Common Stocks
(cost $107,095) 152,766
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 7,496,408
(∞)
7,494
Total Short-Term Investments
(cost $7,494) 7,494
Total Investments - 99.8%
(identified cost $114,589) 160,260
Other Assets and Liabilities,
Net - 0.2%
326
Net Assets - 100.0%
160,586

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 23 USD 7,330 09/25 290
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 290
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 13,447 $ — $ —
$ —
$ 13,447
Consumer Staples 15,860 — —
—
15,860
Energy 11,301 — —
—
11,301
Financial Services 38,233 — —
—
38,233
Health Care 19,556 — —
—
19,556
Materials and Processing 10,878 — —
—
10,878
Producer Durables 16,492 — —
—
16,492
Technology 14,843 — —
—
14,843
Utilities 12,156 — —
—
12,156
Short-Term Investments — — — 7,494 7,494
Total Investments
152,766 — — 7,494 160,260
Other Financial Instruments
Assets
Futures Contracts 290 — — — 290
Total Other Financial Instruments
*
$ 290 $ — $ — $ — $ 290
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 17
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was , an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 4,830 $ 32,208 $ 29,542 $ (1) $ (1) $ 7,494 $ 270 $ —

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.5%
Consumer Discretionary - 12.0%
Amazon.com, Inc.(Æ)(Û) 25,174 5,893
API Group Corp.(Æ)(Û) 4,310 155
Atmus Filtration Technologies, Inc. 2,469 96
Autoliv, Inc. 514 57
AutoNation, Inc.(Æ) 496 96
AutoZone, Inc.(Æ) 14 53
Axon Enterprise, Inc.(Æ) 58 44
Best Buy Co., Inc. 867 56
Boyd Gaming Corp. 2,555 217
Central Garden & Pet Co. Class A(Æ) 1,209 43
Charter Communications, Inc. Class A(Æ) 175 47
Chipotle Mexican Grill, Inc. Class A(Æ) 1,665 71
Comcast Corp. Class A 45,247 1,504
Costco Wholesale Corp. 523 491
Coupang, Inc.(Æ) 10,442 307
Deckers Outdoor Corp.(Æ) 246 26
Dollar General Corp. 803 84
Domino's Pizza, Inc. 661 306
DR Horton, Inc. 977 140
eBay, Inc. 24,080 2,209
Expedia Group, Inc. 182 33
FactSet Research Systems, Inc. 216 87
Ferrari NV 720 319
Ford Motor Co.(Û) 44,056 488
Fox Corp. Class A 1,475 82
Garmin, Ltd. 390 85
General Motors Co.(Û) 9,710 518
Grand Canyon Education, Inc.(Æ) 632 107
Home Depot, Inc. (The) 1,271 467
Hubbell, Inc. Class B 91 40
Lear Corp. 841 79
Lennar Corp. Class A(Û) 3,118 350
Leonardo DRS, Inc. 2,092 87
Life Time Group Holdings, Inc.(Æ) 2,712 78
Live Nation Entertainment, Inc.(Æ)(Ð) 2,021 299
Lowe's Cos., Inc. 363 81
Lululemon Athletica, Inc.(Æ) 136 27
Madison Square Garden Sports Corp. Class
A(Æ) 453 92
McDonald's Corp. 297 89
Netflix, Inc. Class B(Æ) 320 371
NIKE, Inc. Class B 1,041 78
NVR, Inc.(Æ) 43 325
Omnicom Group, Inc. 13,419 967
O'Reilly Automotive, Inc.(Æ)(Û) 6,350 624
PulteGroup, Inc. 903 102
Ross Stores, Inc. 755 103
Tapestry, Inc. 490 53
Target Corp. 997 100
Tesla, Inc.(Æ) 1,848 570
TJX Cos., Inc. (The) 1,724 215
Tractor Supply Co. 835 48
Tri Pointe Homes, Inc.(Æ) 1,830 56
Ulta Beauty, Inc.(Æ) 184 95
Walmart, Inc. 4,994 489
Walt Disney Co. (The) 379 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 283 41
19,585
Consumer Staples - 4.3%
Albertsons Cos., Inc. Class A 1,811 35
Archer-Daniels-Midland Co. 677 37
Cal-Maine Foods, Inc. 1,329 148
Campbell Co. (The) 22,448 717
Church & Dwight Co., Inc. 344 32
Clorox Co. (The) 2,675 336
Coca-Cola Co. (The) 11,093 753
Colgate-Palmolive Co. 556 47
Conagra Brands, Inc. 2,207 40
Constellation Brands, Inc. Class A 1,756 293
CVS Health Corp. 1,262 78
Estee Lauder Cos., Inc. (The) Class A 278 26
General Mills, Inc. 1,442 71
Hershey Co. (The) 549 102
JM Smucker Co. (The) 507 54
Kellanova 567 45
Kenvue, Inc. 1,441 31
Keurig Dr Pepper, Inc. 2,618 85
Kimberly-Clark Corp. 10,388 1,295
Kraft Heinz Co. (The) 2,311 63
Kroger Co. (The) 2,742 192
Marzetti, Co.(The) 545 97
McCormick & Co., Inc. 467 33
Mondelez International, Inc. Class A 1,338 87
Monster Beverage Corp.(Æ)(Û) 9,379 551
PepsiCo, Inc. 1,517 209
Pilgrim's Pride Corp.(Ð) 3,532 167
Procter & Gamble Co. (The) 2,553 384
Reynolds Consumer Products, Inc. 3,011 68
Smithfield Foods, Inc. 1,936 47
Sysco Corp. 472 38
Tyson Foods, Inc. Class A 5,177 271
Unilever PLC - ADR 9,130 533
6,965
Energy - 1.5%
Chevron Corp. 2,189 332
Coterra Energy, Inc.(Û) 11,439 279
Devon Energy Corp. 996 33
Diamondback Energy, Inc. 210 31
Eaton Corp. PLC 161 62
EOG Resources, Inc. 1,263 152
Exxon Mobil Corp. 4,385 489
HF Sinclair Corp.(Û) 4,484 197
Kinder Morgan, Inc. 2,931 82
Phillips 66(Û) 4,666 577
Schlumberger NV 1,314 44
Valero Energy Corp. 536 74
Williams Cos., Inc. (The) 561 34
2,386
Financial Services - 13.6%
Aflac, Inc. 930 92
Allstate Corp. (The) 290 59
Ally Financial, Inc.(Û) 6,232 236

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Express Co. 4,511 1,350
American International Group, Inc. 473 37
American Tower Corp.(ö) 2,670 556
Aon PLC Class A 99 35
Arch Capital Group, Ltd. 1,482 128
Arthur J Gallagher & Co. 187 54
Assurant, Inc. 168 32
AvalonBay Communities, Inc.(ö) 158 29
Bank of America Corp. 4,506 213
Bank of New York Mellon Corp. (The)(Û) 6,918 702
Berkshire Hathaway, Inc. Class B(Æ) 2,435 1,149
BlackRock, Inc. 748 827
BOK Financial Corp. 1,271 129
Brighthouse Financial, Inc.(Æ) 2,779 133
Broadstone Net Lease, Inc.(ö) 5,062 82
Brown & Brown, Inc. 648 59
Camden Property Trust(ö) 1,965 215
Capital One Financial Corp. 695 149
Carlyle Group, Inc. (The) 11,111 674
Cboe Global Markets, Inc. 204 49
Chubb, Ltd. 5,011 1,333
Citigroup, Inc. 1,395 131
Citizens Financial Group, Inc. 1,126 54
CME Group, Inc. Class A 244 68
CNA Financial Corp. 1,154 51
Comerica, Inc.(Û) 2,102 142
Corebridge Financial, Inc.(Û) 4,455 158
Crown Castle, Inc.(ö) 395 42
Cullen/Frost Bankers, Inc.(Û) 1,485 189
Curbline Properties Corp.(ö) 1,947 43
Enact Holdings, Inc. 1,053 37
Equinix, Inc.(ö) 707 555
Equity Residential(ö) 498 32
Erie Indemnity Co. Class A 84 30
Essex Property Trust, Inc.(Ð)(ö) 1,109 289
Everest Re Group, Ltd. 973 327
Fifth Third Bancorp 1,149 48
First American Financial Corp. 720 43
Genworth Financial, Inc. Class A(Æ) 10,948 86
Globe Life, Inc. 1,225 172
Goldman Sachs Group, Inc. (The) 188 136
Hanover Insurance Group, Inc. (The) 960 165
Hartford Insurance Group, Inc. (The) 1,112 138
Houlihan Lokey, Inc. Class A(Û) 1,281 244
Howard Hughes Holdings, Inc.(Æ)(Ð) 1,357 93
Huntington Bancshares, Inc. 3,401 56
Interactive Brokers Group, Inc. Class A(Û) 7,712 506
Intercontinental Exchange, Inc. 4,890 904
Invitation Homes, Inc.(Ð)(ö) 7,939 243
JPMorgan Chase & Co. 2,540 752
M&T Bank Corp. 319 60
Marsh & McLennan Cos., Inc. 299 60
MasterCard, Inc. Class A 2,196 1,244
MetLife, Inc.(Û) 5,629 428
Mid-America Apartment Communities, Inc.
(ö) 225 32
Morgan Stanley 760 108
Nasdaq, Inc. 609 59
National Storage Affiliates Trust(Ð)(ö) 3,263 96
Northern Trust Corp. 555 72
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Republic International Corp. 4,789 173
PNC Financial Services Group, Inc. (The) 386 73
Popular, Inc. 1,909 219
Primerica, Inc. 511 136
Progressive Corp. (The) 817 198
Prudential Financial, Inc.(Û) 3,161 327
Public Storage(ö) 161 44
Raymond James Financial, Inc. 306 51
Realty Income Corp.(ö) 817 46
Regions Financial Corp. 1,897 48
Reinsurance Group of America, Inc. Class A 1,682 324
Remitly Global, Inc.(Æ) 3,442 57
RLI Corp. 1,582 104
SEI Investments Co. 8,843 779
Selective Insurance Group, Inc. 785 61
SLM Corp.(Ð) 6,622 211
State Street Corp. 633 71
StoneX Group, Inc.(Æ) 1,131 110
Synchrony Financial 890 62
Texas Capital Bancshares, Inc.(Æ) 1,634 137
Travelers Cos., Inc. (The) 223 58
Truist Financial Corp. 1,201 53
US Bancorp 1,563 70
VICI Properties, Inc.(ö) 1,508 49
Visa, Inc. Class A 7,173 2,478
W.R. Berkley Corp. 2,070 142
22,296
Health Care - 10.2%
Abbott Laboratories 2,016 254
AbbVie, Inc. 1,679 317
Agilent Technologies, Inc. 515 59
Align Technology, Inc.(Æ) 138 18
Amgen, Inc. 3,964 1,170
Becton Dickinson & Co. 212 38
Boston Scientific Corp.(Æ) 1,010 106
Cardinal Health, Inc.(Û) 2,883 447
Cencora, Inc. Class A 1,279 366
Centene Corp.(Æ)(Û) 3,819 100
Cigna Group (The) 305 82
Cooper Cos, Inc. (The)(Æ) 3,416 241
Danaher Corp. 7,155 1,411
Edwards Lifesciences Corp.(Æ)(Û) 7,653 607
Elevance Health, Inc. 2,279 645
Eli Lilly & Co. 565 418
Exelixis, Inc.(Æ)(Û) 7,573 274
GE HealthCare Technologies, Inc.(Û) 5,367 383
Gilead Sciences, Inc. 1,591 179
HCA Healthcare, Inc. 192 68
Henry Schein, Inc.(Æ) 554 37
Hologic, Inc.(Æ) 411 27
IDEXX Laboratories, Inc.(Æ) 338 181
Illumina, Inc.(Æ)(Û) 2,579 265
Incyte Corp.(Æ)(Û) 3,977 298
Intuitive Surgical, Inc.(Æ) 979 471
Johnson & Johnson 8,728 1,438
Labcorp Holdings, Inc. 172 45
McKesson Corp.(Û) 829 575
Medtronic PLC 14,803 1,336
Merck & Co., Inc. 18,514 1,446

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Molina Healthcare, Inc.(Æ) 1,330 210
Neurocrine Biosciences, Inc.(Æ)(Û) 1,829 235
Pfizer, Inc. 3,715 87
Quest Diagnostics, Inc. 483 81
Regeneron Pharmaceuticals, Inc. 185 101
ResMed, Inc. 394 107
STERIS PLC 122 28
Stryker Corp. 2,329 915
Thermo Fisher Scientific, Inc. 133 62
Ultragenyx Pharmaceutical, Inc.(Æ) 1,987 54
UnitedHealth Group, Inc. 2,350 586
Universal Health Services, Inc. Class B 264 44
Veeva Systems, Inc. Class A(Æ) 1,370 389
Vertex Pharmaceuticals, Inc.(Æ) 328 150
Waters Corp.(Æ) 136 39
West Pharmaceutical Services, Inc. 125 30
Zimmer Biomet Holdings, Inc. 692 63
Zoetis, Inc. Class A 819 119
16,602
Materials and Processing - 4.1%
Acuity, Inc. 524 163
Amcor PLC 3,543 33
Ball Corp.(Û) 4,854 278
Builders FirstSource, Inc.(Æ) 232 30
Copart, Inc.(Æ) 1,831 83
Crown Holdings, Inc.(Û) 3,216 320
Dow, Inc. 909 21
Ecolab, Inc. 568 149
Fastenal Co.(Û) 5,356 247
General Electric Co. 2,047 555
Huntsman Corp. 7,188 70
Lennox International, Inc. 364 222
Linde PLC 2,763 1,272
Louisiana-Pacific Corp. 1,448 131
Masco Corp. 12,170 829
MDU Resources Group, Inc. 6,347 110
Nucor Corp. 591 85
Packaging Corp. of America 508 98
Pool Corp. 98 30
PPG Industries, Inc. 11,112 1,172
Reliance, Inc.(Û) 569 165
Sherwin-Williams Co. (The) 246 81
Smurfit WestRock PLC 1,901 84
Sonoco Products Co. 651 29
Steel Dynamics, Inc. 614 78
Trane Technologies PLC 352 154
Watsco, Inc. 272 123
Westlake Corp.(Û) 1,423 113
6,725
Producer Durables - 12.5%
Alarm.com Holdings, Inc.(Æ) 1,538 84
AMETEK, Inc. 4,663 862
Amphenol Corp. Class A 12,271 1,307
Automatic Data Processing, Inc.(Û) 1,978 612
Avery Dennison Corp. 259 43
C.H. Robinson Worldwide, Inc. 357 41
Caterpillar, Inc. 362 159
Cintas Corp. 988 220
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CoStar Group, Inc.(Æ) 4,760 453
CSX Corp. 1,356 48
Cummins, Inc. 2,341 861
Deere & Co. 217 114
Dover Corp. 527 95
Emerson Electric Co. 628 91
Equifax, Inc. 5,226 1,255
Expeditors International of Washington, Inc. 2,528 294
FedEx Corp. 564 126
Flowserve Corp. 8,696 487
Fortive Corp. 1,037 50
FTI Consulting, Inc.(Æ) 902 150
Gartner, Inc.(Æ) 61 21
General Dynamics Corp. 159 50
Global Payments, Inc. 407 33
Graco, Inc. 3,066 257
H&R Block, Inc. 1,886 103
HEICO Corp. 1,219 398
Honeywell International, Inc. 331 74
Huntington Ingalls Industries, Inc. 620 173
IDEX Corp. 174 28
Illinois Tool Works, Inc.(Û) 1,187 304
Ingersoll Rand, Inc. 447 38
Insperity, Inc. 586 35
Jacobs Solutions, Inc.(Û) 1,652 234
JB Hunt Transport Services, Inc.(Û) 1,671 241
Keysight Technologies, Inc.(Æ) 443 73
L3Harris Technologies, Inc. 214 59
Landstar System, Inc. 1,119 149
Lockheed Martin Corp.(Û) 1,154 486
ManpowerGroup, Inc. 2,383 98
MarketAxess Holdings, Inc. 153 31
Mettler-Toledo International, Inc.(Æ) 655 808
Moody's Corp. 2,204 1,137
Norfolk Southern Corp. 113 31
Northrop Grumman Corp. 85 49
Old Dominion Freight Line, Inc. 1,550 231
Otis Worldwide Corp.(Û) 4,925 422
PACCAR, Inc. 992 98
Parker-Hannifin Corp. 132 97
Paychex, Inc. 948 137
PayPal Holdings, Inc.(Æ) 559 38
Pentair PLC 310 32
Ralliant Corp. 345 16
Republic Services, Inc. Class A 258 60
Robert Half, Inc. 2,074 77
Rockwell Automation, Inc. 120 42
Rollins, Inc.(Û) 5,991 343
Ryder System, Inc. 978 174
S&P Global, Inc. 806 444
Schneider National, Inc. Class B 1,212 30
Scotts Miracle-Gro Co. (The) Class A(Û) 971 61
Snap-on, Inc. 398 128
Teledyne Technologies, Inc.(Æ) 91 50
Textron, Inc. 1,433 111
TransDigm Group, Inc. 1,055 1,697
Trimble, Inc.(Æ) 468 39
TriNet Group, Inc. 737 50
U-Haul Holding Co.(Æ) 352 20
Union Pacific Corp. 294 65

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Parcel Service, Inc. Class B 797 69
United Rentals, Inc. 143 126
Veralto Corp. 6,186 648
Verisk Analytics, Inc. Class A(Ð)(Û) 2,453 684
W.W. Grainger, Inc.(Û) 258 268
Waste Connections, Inc. 3,066 572
Waste Management, Inc. 381 87
Westinghouse Air Brake Technologies Corp. 5,991 1,151
Zebra Technologies Corp. Class A(Æ) 85 29
20,358
Technology - 41.8%
Accenture PLC Class A 772 206
Adobe, Inc.(Æ)(Û) 3,251 1,163
Airbnb, Inc. Class A(Æ)(Û) 2,740 363
Akamai Technologies, Inc.(Æ) 869 66
Alphabet, Inc. Class A 13,119 2,518
Alphabet, Inc. Class C 10,143 1,956
Amdocs, Ltd. 16,517 1,410
Analog Devices, Inc. 3,311 744
Appfolio, Inc. Class A(Æ)(Ð) 444 119
Apple, Inc.(Û) 41,755 8,667
Applied Materials, Inc. 653 118
Arista Networks, Inc.(Æ) 1,320 163
Atlassian Corp. Class A(Æ) 821 157
Autodesk, Inc.(Æ) 2,737 830
Blackbaud, Inc.(Æ) 1,126 76
Booking Holdings, Inc.(Û) 174 958
Broadcom, Inc.(Û) 9,373 2,753
Broadridge Financial Solutions, Inc. 1,371 339
Cadence Design Systems, Inc.(Æ) 341 124
CDW Corp. 1,231 215
Cirrus Logic, Inc.(Æ) 3,426 345
Cisco Systems, Inc. 5,829 397
Cognizant Technology Solutions Corp.
Class A 2,558 184
Crowdstrike Holdings, Inc. Class A(Æ) 139 63
Dropbox, Inc. Class A(Æ) 9,839 267
Electronic Arts, Inc. 3,959 604
F5, Inc.(Æ) 269 84
Fidelity National Information Services, Inc. 432 34
Fiserv, Inc.(Æ) 601 84
Fortinet, Inc.(Æ) 5,917 591
GoDaddy, Inc. Class A(Æ) 1,432 231
Hewlett Packard Enterprise Co. 3,161 65
HP, Inc. 1,860 46
InterDigital, Inc.(Ð) 373 96
International Business Machines Corp. 551 139
Intuit, Inc. 2,571 2,019
IPG Photonics Corp.(Æ)(Û) 873 65
Jabil, Inc. 359 80
Jack Henry & Associates, Inc. 184 31
KBR, Inc. 2,475 116
KLA Corp. 40 35
Lam Research Corp. 3,178 301
Leidos Holdings, Inc. 256 41
Lyft, Inc. Class A(Æ) 11,424 161
Maplebear, Inc.(Æ)(Ð) 3,908 187
Match Group, Inc. 3,896 134
Meta Platforms, Inc. Class A(Û) 3,863 2,988
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microchip Technology, Inc. 402 27
Microsoft Corp.(Û) 22,042 11,759
Monolithic Power Systems, Inc. 64 46
Motorola Solutions, Inc. 594 261
MSCI, Inc. Class A(Û) 1,181 663
NetApp, Inc. 13,141 1,368
Nutanix, Inc. Class A(Æ) 6,296 473
NVIDIA Corp.(Û) 64,887 11,541
ON Semiconductor Corp.(Æ) 527 30
Oracle Corp. 5,773 1,465
Palantir Technologies, Inc. Class A(Æ) 531 84
Palo Alto Networks, Inc.(Æ) 360 63
Pegasystems, Inc. 2,482 146
QUALCOMM, Inc. 12,888 1,891
RingCentral, Inc. Class A(Æ) 2,126 54
Roper Technologies, Inc. 1,112 612
Salesforce, Inc. 5,388 1,392
SAP SE - ADR 3,503 1,004
ServiceNow, Inc.(Æ) 160 151
Skyworks Solutions, Inc. 328 22
Super Micro Computer, Inc.(Æ) 620 37
Synopsys, Inc.(Æ) 632 400
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 1,672 404
TE Connectivity PLC 1,456 300
Teradata Corp.(Æ) 3,456 72
Teradyne, Inc. 250 27
Texas Instruments, Inc. 780 141
Twilio, Inc. Class A(Æ) 2,428 313
VeriSign, Inc. 2,818 758
Workiva, Inc.(Æ) 973 62
Yelp, Inc. Class A(Æ) 3,536 122
Zoom Video Communications, Inc. Class
A(Æ) 4,437 329
68,350
Utilities - 1.5%
American Electric Power Co., Inc. 242 27
American Water Works Co., Inc. 273 38
AT&T, Inc. 7,505 206
Atmos Energy Corp. 228 36
Avista Corp. 1,945 72
ConocoPhillips 2,179 208
Consolidated Edison, Inc. 821 85
Dominion Energy, Inc. 573 33
DTE Energy Co. 240 33
Duke Energy Corp. 33 4
Edison International 433 23
Eversource Energy 528 35
Exelon Corp. 2,581 116
FirstEnergy Corp. 657 28
Gulfport Energy Corp.(Æ)(Û) 654 114
NiSource, Inc.(Û) 3,329 141
NRG Energy, Inc. 3 1
PG&E Corp. 2,472 35
Pinnacle West Capital Corp. 2,910 264
Public Service Enterprise Group, Inc.(Û) 5,442 489
Sempra Energy 454 37
Southwest Gas Holdings, Inc. 1,468 115
T-Mobile US, Inc. 520 124

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 4,379 187
WEC Energy Group, Inc. 114 12
2,463
Total Common Stocks
(cost $109,209) 165,730
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 6,642,271 (∞) 6,640
Total Short-Term Investments
(cost $6,640) 6,640
Total Investments - 105.6%
(identified cost $115,849) 172,370
Securities Sold Short - (5.7)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (395) (55)
Archer Aviation, Inc. Class A(Æ) (1,754) (18)
Caesars Entertainment, Inc.(Æ) (5,505) (147)
Dutch Bros, Inc. Class A(Æ) (1,719) (102)
Joby Aviation, Inc.(Æ) (6,496) (108)
Lithia Motors, Inc. Class A (425) (122)
Perdoceo Education Corp. (3,150) (91)
Rocket Lab Corp.(Æ) (1,271) (58)
Tapestry, Inc. (1,961) (212)
(913)
Energy - (0.6)%
Centrus Energy Corp. Class A(Æ) (228) (49)
Cleanspark, Inc. (2,214) (25)
Core Natural Resources, Inc. (2,421) (179)
EQT Corp. (3,574) (192)
First Solar, Inc.(Æ) (865) (151)
Patterson-UTI Energy, Inc. (15,012) (89)
Sunrun, Inc.(Æ) (5,193) (54)
Uranium Energy Corp.(Æ) (15,098) (131)
Warrior Met Coal, Inc. (1,543) (79)
(949)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (19,490) (184)
Applied Digital Corp.(Æ) (1,355) (18)
Arthur J Gallagher & Co. (527) (151)
Atlantic Union Bankshares Corp. (1,919) (61)
Dave, Inc.(Æ) (67) (16)
Iron Mountain, Inc.(ö) (210) (20)
Old National Bancorp (4,651) (98)
Piper Sandler Cos. (337) (106)
Realty Income Corp.(ö) (3,532) (198)
Shift4 Payments, Inc. Class A(Æ) (1,768) (182)
UWM Holdings Corp. (13,680) (55)
WesBanco, Inc. (4,167) (126)
(1,215)
Health Care - (1.0)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Healthcare Co., Inc.(Æ) (2,836) (62)
Addus HomeCare Corp.(Æ) (1,455) (155)
Axsome Therapeutics, Inc.(Æ) (982) (100)
Elanco Animal Health, Inc.(Æ) (9,951) (136)
Eli Lilly & Co. (176) (130)
HealthEquity, Inc.(Æ) (1,026) (99)
Insmed, Inc.(Æ) (1,565) (168)
Labcorp Holdings, Inc. (631) (164)
Madrigal Pharmaceuticals, Inc.(Æ) (52) (16)
Premier, Inc. Class A (1,669) (36)
PROCEPT BioRobotics Corp.(Æ) (889) (43)
Protagonist Therapeutics, Inc.(Æ) (1,690) (91)
Quest Diagnostics, Inc. (934) (156)
RadNet, Inc. (2,187) (120)
Revolution Medicines, Inc.(Æ) (2,255) (84)
Rhythm Pharmaceuticals, Inc.(Æ) (387) (33)
Soleno Therapeutics, Inc.(Æ) (389) (34)
Vaxcyte, Inc.(Æ) (1,110) (38)
Zimmer Biomet Holdings, Inc. (143) (13)
(1,678)
Materials and Processing - (0.6)%
Air Products & Chemicals, Inc. (556) (160)
Alcoa Corp. (2,661) (80)
Belden, Inc. (516) (64)
Cleveland-Cliffs, Inc.(Æ) (11,827) (124)
International Paper Co. (3,096) (144)
Newmont Corp. (3,072) (191)
OPENLANE, Inc.(Æ) (7,261) (179)
VSE Corp. (503) (79)
(1,021)
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (398) (107)
Casella Waste Systems, Inc. Class A(Æ) (1,441) (157)
CoreCivic, Inc.(Æ) (3,654) (73)
Dorman Products, Inc.(Æ) (924) (111)
ESCO Technologies, Inc. (416) (81)
First Advantage Corp.(Æ) (8,994) (156)
JBT Marel Corp. (1,304) (180)
MARA Holdings, Inc.(Æ) (1,314) (21)
Mercury Systems, Inc.(Æ) (883) (46)
NuScale Power Corp.(Æ) (2,238) (112)
OSI Systems, Inc.(Æ) (295) (65)
Zurn Elkay Water Solutions Corp. (1,795) (79)
(1,188)
Technology - (1.0)%
Advanced Micro Devices, Inc.(Æ) (1,072) (189)
Analog Devices, Inc. (839) (188)
Cisco Systems, Inc. (2,599) (177)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (6,535) (132)
Coherent Corp.(Æ) (1,428) (154)
D-Wave Quantum, Inc.(Æ) (1,216) (21)

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globalstar, Inc.(Æ) (648) (15)
Impinj, Inc.(Æ) (374) (58)
IonQ, Inc.(Æ) (522) (21)
Oracle Corp. (796) (202)
PAR Technology Corp.(Æ) (1,751) (106)
TTM Technologies, Inc.(Æ) (2,772) (131)
Unity Software, Inc.(Æ) (6,106) (204)
(1,598)
Utilities - (0.5)%
APA Corp. (6,383) (123)
Crescent Energy Co. Class A (7,362) (68)
Dominion Energy, Inc. (2,678) (156)
Expand Energy Corp. (1,672) (175)
NextDecade Corp.(Æ) (2,514) (29)
UGI Corp. (4,910) (178)
(729)
Total Securities Sold Short
(proceeds $8,387) (9,291)
Other Assets and Liabilities,
Net - 0.1%
204
Net Assets - 100.0%
163,283

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Sustainable Aware Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 21 USD 6,693 09/25 299
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 299
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 19,585 $ — $ —
$ —
$ 19,585
Consumer Staples 6,965 — —
—
6,965
Energy 2,386 — —
—
2,386
Financial Services 22,296 — —
—
22,296
Health Care 16,602 — —
—
16,602
Materials and Processing 6,725 — —
—
6,725
Producer Durables 20,358 — —
—
20,358
Technology 68,350 — —
—
68,350
Utilities 2,463 — —
—
2,463
Short-Term Investments — — — 6,640 6,640
Total Investments
165,730 — — 6,640 172,370
Securities Sold Short
*
(9,291) — — — (9,291)
Other Financial Instruments
Assets
Futures Contracts 299 — — — 299
Total Other Financial Instruments
**
$ 299 $ — $ — $ — $ 299
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 25
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 5,531 $ 37,348 $ 36,237 $ (1) $ (1) $ 6,640 $ 259 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.7%
Consumer Discretionary - 14.7%
Abercrombie & Fitch Co. Class A(Æ) 56,964 5,470
Amazon.com, Inc.(Æ)(Û) 549,442 128,630
Atkore , Inc. 11,923 918
AutoZone, Inc.(Æ) 518 1,952
Axon Enterprise, Inc.(Æ) 4,709 3,558
Carnival Corp.(Æ) 93,642 2,788
Cava Group, Inc.(Æ) 44,389 3,907
Central Garden & Pet Co. Class A(Æ)(Û) 6,209 221
Charter Communications, Inc. Class A(Æ) 4,845 1,305
Chipotle Mexican Grill, Inc. Class A(Æ) 365,654 15,679
Columbia Sportswear Co.(Ð) 27,219 1,540
Comcast Corp. Class A 398,284 13,235
Costco Wholesale Corp. 23,547 22,126
Coupang , Inc.(Æ) 324,536 9,551
Deckers Outdoor Corp.(Æ) 50,875 5,401
Dollar General Corp. 186,286 19,541
Domino's Pizza, Inc.(Û) 11,693 5,416
Expedia Group, Inc. 7,150 1,289
Ford Motor Co.(Û) 829,441 9,182
Garmin, Ltd.(Û) 33,411 7,309
General Motors Co. 283,974 15,147
Hilton Worldwide Holdings, Inc. 9,054 2,427
Home Depot, Inc. (The) 23,528 8,647
Lear Corp. 51,541 4,860
Lennar Corp. Class A 17,317 1,943
Life Time Group Holdings, Inc.(Æ) 58,644 1,684
Live Nation Entertainment, Inc.(Æ) 57,890 8,550
Lowe's Cos., Inc. 60,234 13,466
Lucid Group, Inc.(Æ)(Ð) 207,800 511
Marriott International, Inc. Class A 14,869 3,923
McDonald's Corp. 46,340 13,905
Netflix, Inc. Class B(Æ) 10,376 12,030
NIKE, Inc. Class B 30,833 2,303
NVR, Inc.(Æ)(Û) 764 5,768
O'Reilly Automotive, Inc.(Æ)(Û) 258,810 25,446
PriceSmart , Inc. 1,350 145
Royal Caribbean Cruises, Ltd. 13,684 4,350
RTX Corp. 18,552 2,923
Starbucks Corp. 21,259 1,895
Target Corp.(Û) 125,093 12,572
Tesla, Inc.(Æ) 76,979 23,730
TJX Cos., Inc. (The) 32,258 4,017
Walmart, Inc. 202,003 19,792
Walt Disney Co. (The) 142,310 16,951
Wayfair, Inc. Class A(Æ) 20,397 1,339
Williams-Sonoma, Inc. 17,461 3,266
Wingstop , Inc.(Û) 21,853 8,246
Yum! Brands, Inc. 13,410 1,933
480,787
Consumer Staples - 3.8%
Altria Group, Inc. 65,669 4,067
Ambev SA - ADR 1,571,671 3,426
Archer-Daniels-Midland Co. 98,703 5,348
Coca-Cola Co. (The) 73,967 5,022
Conagra Brands, Inc. 231,949 4,235
CVS Health Corp. 276,325 17,160
Estee Lauder Cos., Inc. (The) Class A 53,470 4,991
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Mills, Inc. 34,830 1,706
Kenvue , Inc. 64,769 1,389
Keurig Dr Pepper, Inc. 69,266 2,261
Kimberly-Clark Corp. 22,937 2,858
Kroger Co. (The) 218,546 15,320
Marzetti , Co.(The) 1,352 240
Mondelez International, Inc. Class A 114,176 7,386
Monster Beverage Corp.(Æ)(Û) 278,839 16,382
PepsiCo, Inc. 33,233 4,583
Philip Morris International, Inc. 37,170 6,098
Pilgrim's Pride Corp.(Ð) 63,719 3,020
Procter & Gamble Co. (The) 50,367 7,579
Sysco Corp. 30,414 2,421
Tyson Foods, Inc. Class A 150,222 7,857
123,349
Energy - 3.4%
Baker Hughes Co. 277,967 12,523
BP PLC - ADR 131,854 4,239
Canadian Natural Resources, Ltd. 185,054 5,866
Chevron Corp. 32,490 4,927
CVR Energy, Inc. 64,015 1,714
Devon Energy Corp. 121,536 4,038
Diamondback Energy, Inc. 13,705 2,037
Eaton Corp. PLC 32,783 12,612
EOG Resources, Inc.(Û) 62,786 7,536
Exxon Mobil Corp. 193,520 21,605
ONEOK, Inc. 23,778 1,952
Phillips 66(Û) 67,727 8,370
Schlumberger NV 137,076 4,633
Shell PLC - ADR 80,090 5,783
Valero Energy Corp.(Û) 67,955 9,331
Williams Cos., Inc. (The) 63,469 3,805
110,971
Financial Services - 14.7%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 95,950 10,291
Affiliated Managers Group, Inc. 17,613 3,696
Aflac, Inc. 40,232 3,997
Allstate Corp. (The) 31,074 6,316
Ally Financial, Inc. 215,971 8,175
American Express Co. 49,252 14,742
American International Group, Inc. 26,856 2,085
American Tower Corp.(ö) 10,858 2,263
Ameriprise Financial, Inc. 17,816 9,232
Annaly Capital Management, Inc.(ö) 368,266 7,487
Aon PLC Class A 6,583 2,342
Apollo Global Management, Inc. 25,062 3,642
Arthur J Gallagher & Co. 33,952 9,753
Axis Capital Holdings, Ltd. 29,398 2,759
Bank of America Corp. 376,396 17,792
Bank of New York Mellon Corp. (The)(Û) 50,247 5,098
Berkshire Hathaway, Inc. Class B(Æ) 41,903 19,773
BlackRock, Inc. 4,391 4,856
Blackstone, Inc. Class A 50,535 8,741
BOK Financial Corp.(Û) 11,834 1,202
Bread Financial Holdings, Inc. 52,497 3,218
Brighthouse Financial, Inc.(Æ) 41,253 1,974
Brown & Brown, Inc. 21,166 1,934

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Camden Property Trust(ö) 61,968 6,767
Capital One Financial Corp. 17,038 3,663
Carlyle Group, Inc. (The) 220,633 13,384
Charles Schwab Corp. (The) 36,460 3,563
Chubb, Ltd. 11,116 2,957
Citigroup, Inc. 264,170 24,753
CME Group, Inc. Class A 11,253 3,131
CNA Financial Corp. 20,040 888
Corebridge Financial, Inc. 242,304 8,616
Cullen/Frost Bankers, Inc.(Û) 24,401 3,109
Essex Property Trust, Inc.(Ð)(ö) 24,531 6,382
Federated Hermes, Inc. Class B 15,920 789
First American Financial Corp. 52,281 3,139
First Industrial Realty Trust, Inc.(ö) 11,650 568
Globe Life, Inc. 44,350 6,230
Goldman Sachs Group, Inc. (The) 8,011 5,797
Hanover Insurance Group, Inc. (The) 17,975 3,085
Healthpeak Properties, Inc.(ö) 273,804 4,638
Host Hotels & Resorts, Inc.(ö) 218,256 3,431
Houlihan Lokey , Inc. Class A 2,672 509
Howard Hughes Holdings, Inc.(Æ) 39,173 2,692
Interactive Brokers Group, Inc. Class A(Û) 146,772 9,622
Intercontinental Exchange, Inc. 11,239 2,077
InvenTrust Properties Corp.(ö) 7,440 205
JPMorgan Chase & Co. 80,076 23,722
KKR & Co., Inc. Class A 18,548 2,719
M&T Bank Corp. 22,517 4,249
Marsh & McLennan Cos., Inc. 15,630 3,113
MasterCard, Inc. Class A 89,039 50,438
Mercury General Corp.(Ð) 1,828 127
MetLife, Inc. 28,649 2,176
Morgan Stanley 73,384 10,454
NU Holdings, Ltd. Class A(Æ) 258,902 3,164
Popular, Inc. 38,507 4,412
Progressive Corp. (The) 18,761 4,541
Prologis, Inc.(ö) 43,847 4,682
Public Storage(ö) 5,005 1,361
Realty Income Corp.(ö) 33,843 1,900
Reinsurance Group of America, Inc. Class A 32,009 6,160
RLI Corp. 21,588 1,425
SEI Investments Co. 2,215 195
Selective Insurance Group, Inc. 19,645 1,532
Synchrony Financial(Û) 131,339 9,150
Synovus Financial Corp. 35,020 1,654
Travelers Cos., Inc. (The)(Û) 62,086 16,157
Truist Financial Corp. 56,302 2,461
US Bancorp 76,610 3,444
VICI Properties, Inc.(ö) 71,461 2,330
Visa, Inc. Class A 41,054 14,183
Wells Fargo & Co. 296,454 23,903
Welltower , Inc.(ö) 13,483 2,226
Willis Towers Watson PLC 21,730 6,863
480,104
Health Care - 9.2%
Abbott Laboratories 47,238 5,961
AbbVie, Inc. 77,129 14,579
Acadia Pharmaceuticals, Inc.(Æ) 31,182 743
Agilent Technologies, Inc. 105,752 12,141
Align Technology, Inc.(Æ) 35,180 4,539
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 8,761 3,437
Amgen, Inc. 10,301 3,040
AstraZeneca PLC - ADR 41,645 3,044
Becton Dickinson & Co. 11,110 1,980
Boston Scientific Corp.(Æ) 27,177 2,852
Bristol-Myers Squibb Co. 54,853 2,376
Cardinal Health, Inc. 14,878 2,309
Cencora , Inc. Class A 6,803 1,946
Cigna Group (The) 12,575 3,362
Corcept Therapeutics, Inc.(Æ) 14,337 963
Dentsply Sirona, Inc. 152,000 2,175
DexCom , Inc.(Æ)(Û) 63,184 5,103
Edwards Lifesciences Corp.(Æ)(Û) 171,815 13,627
Elevance Health, Inc. 10,071 2,851
Eli Lilly & Co. 21,849 16,170
Exelixis , Inc.(Æ) 62,263 2,255
GE HealthCare Technologies, Inc.(Û) 96,802 6,904
Genmab A/S - ADR(Æ) 138,075 2,992
Gilead Sciences, Inc. 42,941 4,822
GSK PLC - ADR 148,254 5,508
HCA Healthcare, Inc. 6,606 2,339
Humana, Inc. 22,092 5,520
Icon PLC(Æ) 29,125 4,928
IDEXX Laboratories, Inc.(Æ) 23,121 12,354
Illumina, Inc.(Æ)(Û) 37,961 3,899
Incyte Corp.(Æ)(Û) 104,517 7,827
Intuitive Surgical, Inc.(Æ) 9,455 4,549
Johnson & Johnson 90,272 14,871
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 2,388 314
McKesson Corp.(Û) 15,973 11,078
Medtronic PLC 139,341 12,574
Merck & Co., Inc. 70,486 5,506
Moderna , Inc.(Æ)(Ð) 46,036 1,361
Molina Healthcare, Inc.(Æ) 1 —
Organon & Co. 222,022 2,154
Pfizer, Inc. 302,875 7,054
Quest Diagnostics, Inc. 10,950 1,833
Regeneron Pharmaceuticals, Inc.(Û) 20,816 11,354
ResMed , Inc. 9,099 2,474
Royalty Pharma PLC Class A 107,479 3,955
Sanofi SA - ADR 90,520 4,131
Sarepta Therapeutics, Inc.(Æ)(Ð) 58,306 957
Stryker Corp. 26,851 10,545
Thermo Fisher Scientific, Inc. 4,399 2,057
Twist Bioscience Corp.(Æ) 18,265 613
Ultragenyx Pharmaceutical, Inc.(Æ) 73,075 1,996
UnitedHealth Group, Inc. 39,560 9,873
Veeva Systems, Inc. Class A(Æ) 24,812 7,052
Vertex Pharmaceuticals, Inc.(Æ) 18,277 8,350
Viatris , Inc. 343,776 3,005
West Pharmaceutical Services, Inc. 34,284 8,203
Zoetis, Inc. Class A 22,096 3,221
301,626
Materials and Processing - 3.9%
Air Products & Chemicals, Inc. 6,852 1,973
Boise Cascade Co. 11,636 975
Carrier Global Corp. 82,424 5,656
Celanese Corp. Class A 180,266 9,415
Commercial Metals Co. 20,440 1,060

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart , Inc.(Æ) 210,131 9,525
Crown Holdings, Inc.(Û) 114,225 11,350
Ecolab, Inc. 13,335 3,491
Fastenal Co. 56,757 2,618
FMC Corp. 191,069 7,459
Freeport-McMoRan, Inc. 176,944 7,120
General Electric Co. 15,984 4,333
Huntsman Corp. 164,051 1,591
Johnson Controls International PLC 18,463 1,939
Lennox International, Inc.(Û) 9,086 5,533
Linde PLC 24,143 11,112
Louisiana-Pacific Corp. 48,236 4,361
Martin Marietta Materials, Inc. 11,686 6,718
MDU Resources Group, Inc.(Û) 4,950 85
Newmont Corp. 51,267 3,184
Reliance, Inc.(Û) 5,153 1,495
Southern Copper Corp.(Ð) 37,609 3,541
Trane Technologies PLC 12,538 5,493
Vulcan Materials Co. 33,903 9,312
Watsco , Inc.(Û) 8,007 3,610
Westlake Corp. 39,339 3,120
126,069
Producer Durables - 7.6%
3M Co. 12,131 1,810
Amphenol Corp. Class A 34,000 3,621
ArcBest Corp. 13,293 972
Automatic Data Processing, Inc. 9,662 2,990
Boeing Co. (The)(Æ) 9,224 2,046
Caterpillar, Inc. 10,473 4,587
Cintas Corp. 14,699 3,271
Comfort Systems USA, Inc. 12,699 8,931
CSX Corp. 203,151 7,220
Deere & Co. 15,638 8,200
Delta Air Lines, Inc. 149,870 7,975
EMCOR Group, Inc.(Û) 12,032 7,550
Emerson Electric Co. 18,168 2,644
Expeditors International of Washington, Inc.
(Û) 11,636 1,353
FedEx Corp. 33,146 7,408
FTI Consulting, Inc.(Æ) 18,649 3,102
Gartner, Inc.(Æ) 4,513 1,528
GE Vernova , Inc. 6,797 4,488
Global Payments, Inc. 152,564 12,197
Graco , Inc.(Û) 42,636 3,581
Honeywell International, Inc. 11,763 2,615
Howmet Aerospace, Inc. 23,369 4,201
Hub Group, Inc. Class A 1,220 43
Huntington Ingalls Industries, Inc.(Û) 35,081 9,783
Illinois Tool Works, Inc.(Û) 14,314 3,664
Insperity , Inc. 24,684 1,471
JB Hunt Transport Services, Inc.(Û) 45,395 6,539
Knight-Swift Transportation Holdings, Inc. 44,400 1,887
Landstar System, Inc. 28,545 3,807
Lockheed Martin Corp. 3,996 1,682
Magna International, Inc. Class A 76,544 3,138
ManpowerGroup , Inc. 43,753 1,805
MasTec , Inc.(Æ)(Û) 19,707 3,729
Moody's Corp. 4,107 2,118
Norfolk Southern Corp. 9,112 2,533
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 19,033 10,975
Old Dominion Freight Line, Inc. 8,677 1,295
Otis Worldwide Corp.(Û) 42,658 3,655
PACCAR, Inc. 33,767 3,335
Paychex, Inc. 25,517 3,683
PayPal Holdings, Inc.(Æ) 25,874 1,779
Powell Industries, Inc.(Ð) 2,966 703
Quanta Services, Inc. 6,431 2,612
Regal Rexnord Corp. 35,715 5,460
Republic Services, Inc. Class A 14,242 3,285
Robert Half, Inc. 47,869 1,767
Rollins, Inc.(Û) 82,973 4,752
Ryder System, Inc. 19,459 3,458
S&P Global, Inc. 6,951 3,831
Schneider National, Inc. Class B 68,200 1,667
Scotts Miracle- Gro Co. (The) Class A 51,500 3,227
Teledyne Technologies, Inc.(Æ) 3,768 2,076
Tetra Tech, Inc.(Û) 97,760 3,592
Trade Desk, Inc. (The) Class A(Æ) 50,857 4,422
TransDigm Group, Inc. 1,351 2,173
TransUnion 115,585 11,003
TriNet Group, Inc. 24,562 1,666
Union Pacific Corp. 11,140 2,473
United Airlines, Inc.(Æ) 22,402 1,978
United Parcel Service, Inc. Class B 23,115 1,992
United Rentals, Inc. 4,181 3,692
Verisk Analytics, Inc. Class A 6,110 1,703
Vontier Corp. 121,707 5,047
Waste Management, Inc. 14,696 3,368
Westinghouse Air Brake Technologies Corp. 9,304 1,787
246,945
Technology - 42.2%
Accenture PLC Class A 16,519 4,412
Adobe, Inc.(Æ)(Û) 47,420 16,962
Advanced Micro Devices, Inc.(Æ) 30,584 5,392
Airbnb, Inc. Class A(Æ) 13,725 1,817
Alphabet, Inc. Class A 342,962 65,814
Alphabet, Inc. Class C(Û) 132,628 25,579
Amkor Technology, Inc.(Û) 100,884 2,276
Appfolio , Inc. Class A(Æ)(Ð) 9,274 2,480
Apple, Inc.(Û) 851,381 176,721
Applied Materials, Inc. 10,245 1,845
Arista Networks, Inc.(Æ)(Û) 128,697 15,858
Asana, Inc. Class A(Ð) 68,944 1,012
ASML Holding NV Class G 3,718 2,583
Atlassian Corp. Class A(Æ)(Û) 36,253 6,953
Autodesk, Inc.(Æ) 7,909 2,397
Blackbaud , Inc.(Æ) 6,880 464
Booking Holdings, Inc.(Û) 2,899 15,956
Braze, Inc. Class A(Æ) 41,108 1,146
Broadcom, Inc.(Û) 270,455 79,433
Broadridge Financial Solutions, Inc. 7,825 1,937
Cadence Design Systems, Inc.(Æ) 10,678 3,893
Cirrus Logic, Inc.(Æ)(Û) 31,659 3,188
Cisco Systems, Inc. 107,343 7,308
Cognizant Technology Solutions Corp.
Class A 51,333 3,684
Corteva , Inc. 31,711 2,287
Crowdstrike Holdings, Inc. Class A(Æ) 6,263 2,847

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Datadog , Inc. Class A(Æ) 68,990 9,657
DigitalOcean Holdings, Inc.(Æ) 40,364 1,125
DoorDash , Inc. Class A(Æ) 17,401 4,355
Dropbox, Inc. Class A(Æ) 263,456 7,158
EPAM Systems, Inc.(Æ) 18,159 2,864
Fiserv, Inc.(Æ) 24,819 3,448
Fortinet, Inc.(Æ)(Û) 49,620 4,957
Grindr, Inc.(Æ) 57,950 1,013
Hewlett Packard Enterprise Co. 92,845 1,921
Intel Corp. 110,990 2,198
International Business Machines Corp. 18,650 4,721
Intuit, Inc. 34,531 27,111
IPG Photonics Corp.(Æ)(Û) 13,447 1,007
Jabil, Inc.(Û) 39,604 8,838
KBR, Inc.(Û) 52,152 2,438
KLA Corp. 2,952 2,595
Kulicke & Soffa Industries, Inc. 23,600 773
Lam Research Corp. 196,427 18,629
Lyft, Inc. Class A(Æ) 332,091 4,669
Manhattan Associates, Inc.(Æ)(Û) 33,808 7,426
Marqeta , Inc. Class A(Æ) 313,009 1,784
Match Group, Inc. 164,180 5,626
Meta Platforms, Inc. Class A(Û) 129,241 99,960
Micron Technology, Inc. 73,137 7,982
Microsoft Corp.(Û) 436,157 232,690
Motorola Solutions, Inc. 10,616 4,660
MSCI, Inc. Class A(Û) 981 551
NCR Atleos Corp.(Æ) 36,647 1,121
NVIDIA Corp.(Û) 1,461,646 259,983
NXP Semiconductors NV 45,461 9,718
ON Semiconductor Corp.(Æ) 119,019 6,708
Onestream , Inc.(Æ) 81,667 1,948
Oracle Corp. 96,902 24,591
Palantir Technologies, Inc. Class A(Æ) 51,812 8,204
Palo Alto Networks, Inc.(Æ) 18,436 3,200
Pegasystems , Inc.(Û) 96,336 5,656
QUALCOMM, Inc.(Û) 107,438 15,768
RingCentral, Inc. Class A(Æ) 64,692 1,649
Roblox Corp. Class A(Æ) 78,553 10,824
Roku, Inc.(Æ) 70,035 6,595
Roper Technologies, Inc. 4,256 2,343
Salesforce, Inc. 61,475 15,881
Semtech Corp.(Æ)(Û) 773 40
ServiceNow , Inc.(Æ) 18,447 17,398
Silicon Laboratories, Inc.(Æ)(Ð)(Û) 20,849 2,747
Snap, Inc. Class A(Æ)(Ð) 75,967 716
Spotify Technology SA(Æ) 5,591 3,503
Super Micro Computer, Inc.(Æ) 52,364 3,088
Synopsys, Inc.(Æ) 4,434 2,809
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 17,074 4,125
TE Connectivity PLC 14,950 3,076
Teradata Corp.(Æ) 64,190 1,344
Texas Instruments, Inc. 12,620 2,285
Tyler Technologies, Inc.(Æ) 20,486 11,975
Uber Technologies, Inc.(Æ) 153,222 13,445
UiPath , Inc. Class A(Æ) 236,620 2,780
VeriSign, Inc.(Û) 27,050 7,273
Workday, Inc. Class A(Æ) 7,531 1,727
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workiva , Inc.(Æ) 27,775 1,773
1,378,693
Utilities - 3.2%
American Electric Power Co., Inc. 23,182 2,623
AT&T, Inc. 750,055 20,559
Comstock Resources, Inc.(Æ)(Ð) 23,439 419
ConocoPhillips 96,705 9,220
Consolidated Edison, Inc. 19,745 2,044
Duke Energy Corp. 19,826 2,412
Edison International 73,963 3,855
Entergy Corp. 52,255 4,725
Exelon Corp. 83,271 3,742
FirstEnergy Corp. 125,256 5,350
Gulfport Energy Corp.(Æ) 3,951 688
NextEra Energy, Inc. 96,467 6,855
NRG Energy, Inc. 23,681 3,959
PG&E Corp. 153,394 2,150
Sempra Energy 88,575 7,235
Southern Co. (The) 87,382 8,256
T-Mobile US, Inc. 17,061 4,067
United States Cellular Corp.(Æ) 3,710 270
Verizon Communications, Inc. 119,618 5,115
WEC Energy Group, Inc. 18,286 1,995
Xcel Energy, Inc. 116,764 8,575
104,114
Total Common Stocks
(cost $2,103,461) 3,352,658
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 75,776,240 (∞) 75,754
Total Short-Term Investments
(cost $75,755) 75,754
Total Investments - 105.0%
(identified cost $2,179,216) 3,428,412
Securities Sold Short - (5.2)%
Consumer Discretionary - (0.7)%
Advanced Energy Industries, Inc. (2,457) (341)
Atlanta Braves Holdings, Inc. Class C(Æ) (4,128) (184)
Caesars Entertainment, Inc.(Æ) (97,062) (2,590)
Dutch Bros, Inc. Class A(Æ) (48,139) (2,853)
Hilton Grand Vacations, Inc.(Æ) (63,269) (2,836)
Joby Aviation, Inc.(Æ) (174,871) (2,913)
Lithia Motors, Inc. Class A (8,426) (2,427)
Planet Fitness, Inc. Class A(Æ) (20,306) (2,217)
Somnigroup International, Inc. (40,406) (2,925)
Tapestry, Inc. (32,111) (3,469)
(22,755)
Consumer Staples - (0.1)%
Kenvue , Inc. (131,970) (2,829)
Energy - (0.4)%
Core Natural Resources, Inc. (23,715) (1,751)
EQT Corp. (54,973) (2,955)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Solar, Inc.(Æ) (20,208) (3,531)
Kodiak Gas Services, Inc. (7,304) (236)
Patterson-UTI Energy, Inc. (68,087) (402)
Sunrun , Inc.(Æ) (74,880) (768)
Uranium Energy Corp.(Æ) (235,555) (2,042)
Warrior Met Coal, Inc. (53,018) (2,724)
(14,409)
Financial Services - (0.3)%
AGNC Investment Corp.(ö) (56,523) (533)
Apollo Global Management, Inc. (1,763) (256)
Applied Digital Corp.(Æ) (27,222) (358)
Atlantic Union Bankshares Corp. (12,380) (392)
BGC Group, Inc. Class A (145,631) (1,350)
HA Sustainable Infrastructure Capital, Inc. (6,050) (157)
Old National Bancorp (137,317) (2,899)
Shift4 Payments, Inc. Class A(Æ) (32,205) (3,317)
UWM Holdings Corp. (302,357) (1,216)
(10,478)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (114,022) (2,482)
ADMA Biologics, Inc.(Æ) (25,600) (479)
Agios Pharmaceuticals, Inc.(Æ) (42,461) (1,581)
Avidity Biosciences, Inc.(Æ) (28,339) (1,040)
Axsome Therapeutics, Inc.(Æ) (6,707) (680)
Crinetics Pharmaceuticals, Inc.(Æ) (46,421) (1,327)
Elanco Animal Health, Inc.(Æ) (207,858) (2,844)
HealthEquity , Inc.(Æ) (17,859) (1,732)
Immunovant , Inc.(Æ) (6,840) (110)
Insmed , Inc.(Æ) (10,714) (1,149)
Labcorp Holdings, Inc. (11,502) (2,992)
Medpace Holdings, Inc.(Æ) (4,211) (1,799)
PROCEPT BioRobotics Corp.(Æ) (24,576) (1,192)
Protagonist Therapeutics, Inc.(Æ) (17,310) (932)
QuidelOrtho Corp.(Æ) (16,072) (370)
RadNet , Inc.(Æ) (41,764) (2,286)
Revolution Medicines, Inc.(Æ) (59,935) (2,234)
Vaxcyte , Inc.(Æ) (36,236) (1,230)
(26,459)
Materials and Processing - (0.2)%
Alcoa Corp. (26,000) (779)
Cleveland-Cliffs, Inc.(Æ) (30,514) (321)
Knife River Corp.(Æ) (26,554) (2,190)
Martin Marietta Materials, Inc. (3,903) (2,244)
(5,534)
Producer Durables - (1.0)%
AeroVironment , Inc.(Æ) (13,675) (3,660)
Bloom Energy Corp. Class A(Æ) (23,217) (868)
Casella Waste Systems, Inc. Class A(Æ) (26,478) (2,879)
CoreCivic , Inc.(Æ) (59,154) (1,185)
First Advantage Corp.(Æ) (154,947) (2,679)
JBT Marel Corp. (22,636) (3,119)
Loar Holdings, Inc.(Æ) (37,654) (2,783)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MARA Holdings, Inc.(Æ) (18,823) (303)
Mercury Systems, Inc.(Æ) (26,604) (1,399)
Mirion Technologies, Inc.(Æ) (122,142) (2,730)
NuScale Power Corp.(Æ) (72,683) (3,649)
OSI Systems, Inc.(Æ) (16,085) (3,555)
RBC Bearings, Inc.(Æ) (7,880) (3,052)
Willscot Holdings Corp. (59,783) (1,755)
Zurn Elkay Water Solutions Corp. (1,619) (72)
(33,688)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (6,058) (1,068)
Analog Devices, Inc. (15,111) (3,394)
CCC Intelligent Solutions Holdings, Inc.(Æ) (27,216) (263)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (119,404) (2,419)
Coherent Corp.(Æ) (43,101) (4,638)
Concentrix Corp. (49,167) (2,555)
EchoStar Corp. Class A(Æ) (40,578) (1,323)
Entegris , Inc. (35,584) (2,792)
Freshworks , Inc. Class A(Æ) (83,544) (1,085)
Gen Digital, Inc. (72,569) (2,140)
Impinj , Inc.(Æ) (14,647) (2,264)
Lattice Semiconductor Corp.(Æ) (57,358) (2,858)
Lumentum Holdings, Inc. Class E(Æ) (37,162) (4,091)
Oracle Corp. (12,767) (3,240)
PAR Technology Corp.(Æ) (19,935) (1,212)
Progress Software Corp. (32,349) (1,555)
Rambus, Inc.(Æ) (32,134) (2,376)
TTM Technologies, Inc.(Æ) (59,061) (2,791)
Unity Software, Inc.(Æ) (109,508) (3,653)
(45,717)
Utilities - (0.3)%
APA Corp. (60,609) (1,169)
Chord Energy Corp. (19,313) (2,131)
Expand Energy Corp. (29,299) (3,070)
UGI Corp. (69,103) (2,500)
(8,870)
Total Securities Sold Short
(proceeds $147,559) (170,739)
Other Assets and Liabilities,
Net - 0.2%
5,570
Net Assets - 100.0%
3,263,243

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 31
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 220 USD 70,117 09/25 3,122
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,122
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 480,787 $ — $ —
$ —
$ 480,787
Consumer Staples 123,349 — —
—
123,349
Energy 110,971 — —
—
110,971
Financial Services 480,104 — —
—
480,104
Health Care 301,626 — —
—
301,626
Materials and Processing 126,069 — —
—
126,069
Producer Durables 246,945 — —
—
246,945
Technology 1,378,693 — —
—
1,378,693
Utilities 104,114 — —
—
104,114
Short-Term Investments — — — 75,754 75,754
Total Investments
3,352,658 — — 75,754 3,428,412
Securities Sold Short
*
(170,739) — — — (170,739)
Other Financial Instruments
Assets
Futures Contracts 3,122 — — — 3,122
Total Other Financial Instruments
**
$ 3,122 $ — $ — $ — $ 3,122
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was , an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 109,156 $ 575,866 $ 609,256 $ (9) $ (3) $ 75,754 $ 3,184 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 12.7%
1-800-Flowers.com, Inc. Class A(Æ) 11,773 70
Abercrombie & Fitch Co. Class A(Æ) 4,038 388
Academy Sports & Outdoors, Inc. 7,956 404
Accel Entertainment, Inc.(Æ) 3,835 49
Adtalem Global Education, Inc.(Æ) 2,463 281
Advance Auto Parts, Inc. 5,902 313
AerSale Corp.(Æ) 101,400 612
AMC Networks, Inc. Class A(Æ) 4,607 28
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 40,931 182
American Eagle Outfitters, Inc. 175,019 1,890
American Outdoor Brands, Inc.(Æ) 651 6
American Public Education, Inc.(Æ) 9,751 288
America's Car-Mart, Inc.(Æ) 4,688 211
Archer Aviation, Inc. Class A(Æ) 18,868 189
Asbury Automotive Group, Inc.(Æ) 1,714 381
Atmus Filtration Technologies, Inc. 7,261 283
Axon Enterprise, Inc.(Æ) 762 576
Bath & Body Works, Inc. 11,504 333
Birkenstock Holding PLC(Æ) 6,843 343
Blade Air Mobility, Inc.(Æ) 160,015 638
BlueLinx Holdings, Inc.(Æ) 1,371 100
Boot Barn Holdings, Inc.(Æ) 17,770 3,055
BorgWarner, Inc. 31,420 1,156
Brilliant Earth Group, Inc. Class A(Æ) 226,307 339
Brinker International, Inc.(Æ) 3,786 597
Brunswick Corp. 32,218 1,878
Buckle, Inc. (The) 7,219 356
Cadre Holdings, Inc. 21,289 704
Carriage Services, Inc. Class A 1,662 75
Cavco Industries, Inc.(Æ) 785 317
Celestica, Inc.(Æ) 732 146
Central Garden & Pet Co. Class A(Æ) 1,800 64
Century Communities, Inc. 4,040 227
Chegg , Inc.(Æ) 9,281 12
Citi Trends, Inc.(Æ) 1,515 46
Clarus Corp. 469,497 1,690
Cooper-Standard Holdings, Inc.(Æ) 2,771 67
Coty, Inc. Class A(Æ)(Ð) 53,893 261
Dana Holding Corp. 35,056 558
Dave & Buster's Entertainment, Inc.(Æ) 6,625 194
Deckers Outdoor Corp.(Æ)(Û) 980 104
Denny's Corp.(Æ) 163,198 607
Designer Brands, Inc. Class A 13,492 38
Dillard's, Inc. Class A(Û) 503 235
Domino's Pizza, Inc.(Û) 428 198
Douglas Dynamics, Inc. 60,094 1,719
Driven Brands Holdings, Inc.(Æ) 33,787 571
Duolingo , Inc.(Æ)(Û) 1,904 660
Dutch Bros, Inc. Class A(Æ) 5,815 345
Enovix Corp.(Æ)(Ð) 9,073 122
Ethan Allen Interiors, Inc. 13,213 393
EW Scripps Co. (The) Class A(Æ) 62,322 186
FIGS, Inc. Class A(Æ) 36,876 240
FirstCash Holdings, Inc. 6,562 875
Five Below, Inc.(Æ) 4,445 607
Forestar Group, Inc.(Æ) 3,975 99
Funko , Inc. Class A(Æ) 12,678 49
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genesco, Inc.(Æ) 2,894 70
Genius Sports, Ltd.(Æ) 83,190 936
Gentherm , Inc.(Æ) 8,516 273
G-III Apparel Group, Ltd.(Æ) 10,240 242
Gildan Activewear , Inc. Class A 13,084 661
GMS, Inc.(Æ) 5,276 578
Golden Entertainment, Inc. 49,719 1,398
GoPro, Inc. Class A(Æ) 19,859 26
Gray Television, Inc. 78,441 354
Green Brick Partners, Inc.(Æ) 12,507 775
Group 1 Automotive, Inc. 1,192 491
Haverty Furniture Cos., Inc. 52,130 1,075
HealthStream , Inc.(Û) 1,191 31
Hillenbrand, Inc. 24,204 501
International Game Technology PLC 37,762 560
Johnson Outdoors, Inc. Class A 32,345 1,074
Karman Holdings Inc.(Æ) 4,571 236
KinderCare Learning Cos., Inc.(Æ) 9,296 89
Kura Sushi USA, Inc. Class A(Æ) 33,251 2,917
Lear Corp. 8,769 827
Legacy Education, Inc.(Æ) 34,204 386
Leonardo DRS, Inc. 17,583 731
Leslie's, Inc.(Æ) 22,463 8
LGI Homes, Inc.(Æ) 8,056 429
Life Time Group Holdings, Inc.(Æ) 8,134 234
LifeMD , Inc.(Æ) 15,450 161
Lincoln Educational Services Corp.(Æ) 31,725 726
Lionsgate Studios Corp.(Æ) 9,166 54
Lucid Group, Inc.(Æ)(Ð) 42,981 106
Madison Square Garden Entertainment
Corp.(Æ) 7,892 298
Magnite , Inc.(Æ) 10,061 232
Marine Products Corp. 76,978 661
Marriott Vacations Worldwide Corp. 9,781 728
MasterCraft Boat Holdings, Inc.(Æ) 2,923 57
Matthews International Corp. Class A 28,556 671
Meritage Homes Corp. 6,215 419
Monro Muffler Brake, Inc. 16,250 229
Motorcar Parts of America, Inc.(Æ) 11,914 124
Movado Group, Inc.(Ð) 61,378 952
Neonode Inc.(Æ) 3,226 65
Newell Brands, Inc. 243,491 1,366
Nu Skin Enterprises, Inc. Class A 31,962 268
OneSpaWorld Holdings, Ltd. 107,170 2,371
OptimizeRx Corp.(Æ) 15,151 191
Papa John's International, Inc. 63,459 2,691
Patrick Industries, Inc. 5,911 575
QuinStreet , Inc.(Æ) 88,022 1,444
Reservoir Media, Inc.(Æ) 136,649 1,085
REV Group, Inc. 19,060 944
Rocky Brands, Inc. 33,195 868
Rush Street Interactive, Inc.(Æ) 110,044 2,219
Sally Beauty Holdings, Inc.(Æ) 41,233 402
Scholastic Corp. 5,190 128
Shake Shack, Inc. Class A(Æ) 3,868 465
SharkNinja , Inc.(Æ)(Û) 6,213 721
Shoe Carnival, Inc. 4,311 88
Signet Jewelers, Ltd. 6,099 482
Sonic Automotive, Inc. Class A 4,856 351
Sportradar Holding AG Class A(Æ) 5,940 176

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stitch Fix, Inc. Class A(Æ) 32,840 155
Stride, Inc.(Æ) 4,689 601
Sturm Ruger & Co., Inc. 8,696 297
Super Group SGHC, Ltd. 64,978 699
Superior Group of Cos., Inc. 622 6
TEGNA, Inc. 33,923 567
Texas Roadhouse, Inc. Class A 11,598 2,147
Thor Industries, Inc. 14,227 1,295
Toll Brothers, Inc.(Û) 8,639 1,023
Topgolf Callaway Brands Corp.(Æ) 25,824 239
Tri Pointe Homes, Inc.(Æ) 5,531 170
TripAdvisor, Inc.(Æ)(Ð) 22,877 400
Udemy , Inc.(Æ) 24,443 186
Under Armour , Inc. Class C(Æ) 34,545 218
Universal Electronics, Inc.(Æ) 1,018 6
Universal Technical Institute, Inc.(Æ) 21,428 690
Upbound Group, Inc. Class A 18,917 390
Urban Outfitters, Inc.(Æ) 7,998 602
Visteon Corp. 4,047 450
Wabash National Corp. 47,058 469
Wayfair, Inc. Class A(Æ)(Û) 14,107 926
Webtoon Entertainment, Inc.(Æ)(Ð) 4,336 44
Wingstop , Inc.(Û) 6,357 2,399
Winnebago Industries, Inc. 54,580 1,622
Wyndham Hotels & Resorts, Inc. 2,364 203
Zumiez , Inc.(Æ) 4,251 58
79,437
Consumer Staples - 3.1%
Andersons, Inc. (The) 12,238 440
Arko Corp.(Ð) 11,323 47
Beauty Health Co. (The)(Æ) 16,833 26
Calavo Growers, Inc. 25,584 673
Cal-Maine Foods, Inc. 9,703 1,079
Celsius Holdings, Inc.(Æ) 11,223 509
Dole PLC 9,415 134
elf Beauty, Inc.(Æ) 3,894 472
Fresh Del Monte Produce, Inc. 7,591 285
Grocery Outlet Holding Corp.(Æ) 13,065 172
Helen of Troy, Ltd.(Æ) 8,270 182
Herbalife, Ltd.(Æ) 27,952 257
Ingles Markets, Inc. Class A 3,594 226
J&J Snack Foods Corp. 8,118 917
Lifevantage Corp. 984 12
Medifast , Inc.(Æ) 1,960 27
National Beverage Corp.(Æ) 3,505 161
National Vision Holdings, Inc.(Æ) 44,772 1,086
Nomad Foods, Ltd. 24,603 414
Pilgrim's Pride Corp.(Ð) 18,492 876
Quanex Building Products Corp. 159,098 3,099
Smithfield Foods, Inc.(Û) 10,120 244
SpartanNash Co. 14,472 384
Sprouts Farmers Market, Inc.(Æ) 6,846 1,038
Turning Point Brands, Inc. 2,221 184
United Natural Foods, Inc.(Æ) 14,371 397
Universal Corp. 5,528 301
USANA Health Sciences, Inc.(Æ) 3,107 91
Vita Coco Co., Inc. (The)(Æ) 48,777 1,720
Vital Farms, Inc.(Æ) 56,077 2,086
Warby Parker, Inc. Class A(Æ) 78,923 1,890
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zevia PBC Class A(Æ) 29,633 92
19,521
Energy - 4.2%
Aris Water Solutions, Inc. Class A 127,239 2,706
Atlas Energy Solutions, Inc. 6,994 91
Berry Corporation 25,173 76
CVR Energy, Inc. 11,924 319
Delek US Holdings, Inc. 60,318 1,349
DNOW, Inc.(Æ) 36,774 572
Expro Group Holdings NV(Æ) 12,486 135
Hallador Energy Co.(Æ) 8,066 142
HF Sinclair Corp.(Û) 39,819 1,750
Innovex International, Inc.(Æ) 19,932 327
Kodiak Gas Services, Inc. 12,158 393
Liberty Energy, Inc. Class A 18,106 223
Matador Resources Co.(Û) 5,508 275
Matrix Service Co.(Æ) 91,139 1,393
National Energy Servicees Reunited Corp.
(Æ) 119,707 798
Natural Gas Services Group, Inc. 31,572 761
Noble Corp. PLC 26,663 715
NPK International, Inc.(Æ) 189,050 1,705
Oceaneering International, Inc.(Æ) 54,961 1,193
Oil States International, Inc.(Æ) 46,992 235
Ormat Technologies, Inc. 5,841 522
Patterson-UTI Energy, Inc. 227,535 1,345
PBF Energy, Inc. Class A 12,419 281
Ranger Energy Services, Inc. Class A 984 13
RPC, Inc. 56,536 263
Select Water Solutions, Inc. Class A 343,564 3,309
SM Energy Co. 12,662 349
Solaris Energy Infrastructure, Inc. Class A 8,062 263
SunCoke Energy, Inc. 18,406 136
TechnipFMC PLC(Û) 36,640 1,333
TETRA Technologies, Inc.(Æ) 273,838 1,123
United States Antimony Corp.(Æ) 79,327 243
Viper Energy, Inc. 4,035 152
W&T Offshore, Inc. 408,628 723
Warrior Met Coal, Inc. 9,993 513
World Kinect Corp. 14,781 403
26,129
Financial Services - 21.8%
1st Source Corp. 5,301 317
Air Lease Corp. Class A 12,893 714
Ally Financial, Inc.(Û) 29,321 1,110
Alpine Income Property Trust, Inc.(ö) 44,048 619
American Assets Trust, Inc.(ö) 15,714 299
American Integrity Insurance Group, Inc.
(Æ) 34,978 653
Americold Realty Trust, Inc.(ö) 34,708 558
Ameris Bancorp 7,033 481
Arbor Realty Trust, Inc.(ö) 43,602 487
Artisan Partners Asset Management, Inc.
Class A 1,804 82
Atlanticus Holdings Corp.(Æ)(Ð) 571 28
Axis Capital Holdings, Ltd. 4,034 379
Axos Financial, Inc.(Æ) 10,472 904

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 10,389 383
Banc of California, Inc. 43,692 634
Bancorp, Inc. (The)(Æ) 10,888 688
Bank of Hawaii Corp. 3,281 203
Bank of NT Butterfield & Son, Ltd. (The) 12,630 575
Bank OZK 9,652 476
BankUnited , Inc. 21,397 780
Banner Corp. 5,440 338
BGC Group, Inc. Class A 102,011 946
Blackstone Mortgage Trust, Inc. Class A(ö) 36,752 679
BOK Financial Corp. 3,546 360
Bowhead Specialty Holdings, Inc.(Æ) 21,626 703
Bread Financial Holdings, Inc. 20,353 1,248
Brighthouse Financial, Inc.(Æ) 8,576 410
Brixmor Property Group, Inc.(ö) 34,525 902
Broadstone Net Lease, Inc.(ö) 57,501 934
Business First Bancshares, Inc. 73,313 1,741
Cadence Bank 29,253 1,019
Camden Property Trust(ö)(Û) 10,113 1,104
Capital Bancorp, Inc. 34,361 1,082
Capital City Bank Group, Inc. 32,327 1,280
Cathay General Bancorp 10,557 477
Centerspace (ö) 7,632 415
Central Pacific Financial Corp. 17,427 465
Chatham Lodging Trust(ö) 3,555 24
City Holding Co. 3,108 379
Claros Mortgage Trust, Inc.(Ð)(ö) 18,093 52
CNA Financial Corp. 4,057 180
CNO Financial Group, Inc. 24,808 914
Comerica, Inc.(Û) 10,028 678
Community Bank System, Inc. 16,652 878
Community Healthcare Trust, Inc.(ö) 108,986 1,675
Compass, Inc. Class A(Æ) 81,951 651
COPT Defense Properties(ö) 16,696 455
Core Scientific Inc.(Æ) 6,213 84
Corebridge Financial, Inc.(Û) 4,571 163
CTO Realty Growth, Inc.(ö) 69,716 1,151
Cullen/Frost Bankers, Inc.(Û) 15,099 1,924
Cushman & Wakefield PLC(Æ) 39,743 484
Dave, Inc.(Æ) 4,857 1,145
DiamondRock Hospitality Co.(ö) 60,959 471
Dime Community Bancshares, Inc. 22,106 613
Donegal Group, Inc. Class A 507 9
Douglas Elliman , Inc.(Æ) 65,852 181
Eastern Bankshares , Inc. 24,368 376
Employers Holdings, Inc. 385 16
Enact Holdings, Inc. 10,094 351
Encore Capital Group, Inc.(Æ) 9,965 367
Enova International, Inc.(Æ) 5,840 611
Enterprise Financial Services Corp. 15,867 876
Esquire Financial Holdings, Inc. 5,662 543
European Wax Center, Inc. Class A(Æ) 3,374 16
eXp World Holdings, Inc.(Ð) 22,100 238
EZCORP, Inc. Class A(Æ) 45,584 653
Farmers & Merchants Bancorp, Inc. 5,568 134
FB Financial Corp. 20,002 975
Federal Agricultural Mortgage Corp. Class
C 3,165 545
Fidelis Insurance Holdings, Ltd. 12,535 189
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Institutions, Inc. 11,058 282
First American Financial Corp. 11,996 720
First BanCorp 48,642 1,283
First Busey Corp. 19,563 437
First Commonwealth Financial Corp. 36,490 602
First Foundation, Inc.(Ð) 6,456 31
First Internet Bancorp 1,620 36
First Interstate BancSystem , Inc. Class A 11,578 333
First Merchants Corp. 11,742 448
First Mid Bancshares, Inc. 30,143 1,145
Five Star Bancorp 7,113 214
Flagstar Financial, Inc. 48,170 544
FTAI Aviation, Ltd. 2,590 356
Fulton Financial Corp. 19,770 355
Genworth Financial, Inc. Class A(Æ) 95,593 751
German American Bancorp, Inc. 46,999 1,806
Getty Realty Corp.(ö) 28,464 791
Glacier Bancorp, Inc. 25,269 1,108
Globe Life, Inc. 7,885 1,108
Goosehead Insurance, Inc. Class A 895 81
Grid Dynamics Holdings, Inc.(Æ) 11,823 112
Guaranty Bancshares, Inc. 22,456 979
Hamilton Insurance Group, Ltd. Class B(Æ) 18,872 406
Hancock Holding Co. 8,256 493
Hanover Insurance Group, Inc. (The) 9,073 1,557
HCI Group, Inc. 1,401 196
Heritage Financial Corp. 18,441 416
Heritage Insurance Holdings, Inc.(Æ) 8,051 170
Hilltop Holdings, Inc. 1,945 58
Home BancShares , Inc. 48,662 1,370
Horace Mann Educators Corp. 2,069 88
Horizon Bancorp, Inc. 69,595 1,078
Independence Realty Trust, Inc.(ö) 24,789 416
Independent Bank Corp. 50,147 2,458
International Bancshares Corp. 7,865 536
International Money Express, Inc.(Æ) 5,919 53
InvenTrust Properties Corp.(ö) 6,701 185
Jackson Financial, Inc. Class A 9,300 814
James River Group Holdings, Ltd. 7,911 45
John Wiley & Sons, Inc. Class A 7,662 296
Jones Lang LaSalle, Inc.(Æ) 2,119 573
Kearny Financial Corp. 4,022 24
Kemper Corp. 15,887 978
Kingstone Cos., Inc. 14,802 243
Kite Realty Group Trust(ö) 28,523 627
Lazard, Inc. 20,440 1,062
Legacy Housing Corp.(Æ) 26,212 587
Legalzoom.com, Inc.(Æ) 34,694 312
LendingClub Corp.(Æ) 45,442 708
LendingTree , Inc.(Æ) 3,838 179
Live Oak Bancshares, Inc. 14,221 450
LiveRamp Holdings, Inc.(Æ) 20,284 666
Macerich Co. (The)(ö) 25,344 423
Marcus & Millichap, Inc. 55,617 1,733
Marex Group PLC 6,032 233
Merchants Bancorp 712 21
Mercury General Corp.(Ð) 9,544 661
Metropolitan Bank Holding Corp. 36,951 2,606
Mid Penn Bancorp, Inc. 41,016 1,126
Moelis & Co. Class A 6,310 443

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National Bank Holdings Corp. Class A 14,758 547
Navient Corp. 3,650 47
NBT Bancorp, Inc. 41,843 1,731
NerdWallet , Inc. Class A(Æ) 8,974 95
NETSTREIT Corp.(ö) 156,143 2,846
New York Mortgage Trust, Inc.(ö) 46,159 292
Newmark Group, Inc. Class A 62,362 946
NexPoint Residential Trust, Inc.(ö) 3,123 97
NMI Holdings, Inc. Class A(Æ) 12,399 463
NNN REIT, Inc.(ö) 19,359 799
Northeast Bank 15,540 1,541
Northpointe Bancshares, Inc. 52,776 775
Northwest Bancshares, Inc. 18,056 211
OceanFirst Financial Corp. 36,267 609
OFG Bancorp 16,349 697
OppFi , Inc. 20,567 219
Origin Bancorp, Inc. 32,604 1,192
Outfront Media, Inc.(ö) 32,407 568
Pagseguro Digital, Ltd. Class A 39,431 309
Palomar Holdings, Inc.(Æ) 1,794 238
PennyMac Financial Services, Inc. 4,961 462
Perella Weinberg Partners 84,584 1,687
Phillips Edison & Co., Inc.(ö) 2,433 82
Piedmont Office Realty Trust, Inc. Class
A(Ð)(ö) 13,487 102
Piper Sandler Cos. 2,652 836
Plymouth Industrial REIT, Inc.(ö) 38,709 562
Popular, Inc. 12,619 1,446
PotlatchDeltic Corp.(ö) 51,682 2,113
PRA Group, Inc.(Æ) 9,053 138
Preferred Bank 5,061 460
Progyny , Inc.(Æ)(Û) 1,204 28
Prosperity Bancshares, Inc. 22,362 1,490
Provident Financial Services, Inc. 11,268 205
Radian Group, Inc. 13,601 444
RE/MAX Holdings, Inc. Class A(Æ) 1,000 8
Real Brokerage, Inc. (The)(Æ)(Ð) 20,891 82
Regional Management Corp. 354 12
Reinsurance Group of America, Inc. Class
A(Û) 6,102 1,174
Renasant Corp. 35,216 1,290
RLI Corp. 7,334 484
RLJ Lodging Trust(ö) 57,011 422
RMR Group, Inc. (The) Class A 13,730 220
Root, Inc. Class A(Æ) 3,878 469
Ryman Hospitality Properties, Inc.(ö) 4,417 420
S&T Bancorp, Inc. 8,740 320
Seacoast Banking Corp. of Florida 58,751 1,656
Selective Insurance Group, Inc. 4,669 364
ServisFirst Bancshares, Inc. 14,483 1,139
SiriusPoint , Ltd.(Æ) 33,074 649
Skyward Specialty Insurance Group, Inc.
(Æ) 1,785 90
SL Green Realty Corp.(ö) 9,713 556
Slide Insurance Holdings, Inc.(Æ) 8,623 162
SLM Corp.(Ð) 39,939 1,270
SmartFinancial , Inc. 33,568 1,150
Smartstop Self Storage REIT, Inc. 1,389 47
South Plains Financial, Inc. 27,906 1,036
Stewart Information Services Corp. 7,923 514
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stock Yards Bancorp, Inc. 10,965 820
StoneX Group, Inc.(Æ) 8,021 780
Summit Hotel Properties, Inc.(Ð)(ö) 78,089 408
Sunstone Hotel Investors, Inc.(ö) 6,334 55
Texas Capital Bancshares, Inc.(Æ) 5,425 456
Third Coast Bancshares, Inc.(Æ) 566 21
Tiptree, Inc. Class A 36,271 754
Towne Bank 40,786 1,429
Transcontinental Realty Investors, Inc.(Æ) 1,648 68
TriCo Bancshares 22,480 924
Triumph Financial, Inc.(Æ) 31,790 1,803
Trupanion , Inc.(Æ)(Ð) 4,346 206
TWFG, Inc.(Æ) 1,749 54
UL Solutions, Inc. Class A 16,951 1,239
UMB Financial Corp. 4,670 514
UMH Properties, Inc.(ö) 105,437 1,716
United Community Banks, Inc. 15,274 466
United Fire Group, Inc. 11,221 298
Universal Insurance Holdings, Inc. 4,081 96
Univest Financial Corp. 6,584 190
Unum Group 13,711 985
Upstart Holdings, Inc.(Æ) 1,143 93
Valley National Bancorp 47,067 436
Vestis Corp. 11,394 69
Walker & Dunlop, Inc. 7,777 583
Webster Financial Corp. 11,346 654
WesBanco , Inc. 51,983 1,566
Whitestone REIT Class B(ö) 937 11
Wintrust Financial Corp. 4,471 572
Xenia Hotels & Resorts, Inc.(ö) 15,195 193
Zions Bancorp NA(Û) 9,114 489
136,045
Health Care - 15.6%
10X Genomics, Inc. Class A(Æ) 39,342 529
AdaptHealth Corp.(Æ) 40,744 366
Adaptive Biotechnologies Corp.(Æ) 45,942 470
ADMA Biologics, Inc.(Æ) 330,200 6,175
agilon health, Inc.(Æ)(Û) 53,695 96
Akebia Therapeutics, Inc.(Æ) 25,280 93
Akero Therapeutics, Inc.(Æ) 32,116 1,569
Aldeyra Therapeutics, Inc.(Æ)(Ð) 17,797 89
Alector , Inc.(Æ)(Ð) 13,065 19
Align Technology, Inc.(Æ)(Û) 461 59
Alkermes PLC(Æ) 11,100 294
Amylyx Pharmaceuticals, Inc.(Æ) 11,527 93
AnaptysBio , Inc.(Æ) 6,340 156
ANI Pharmaceuticals, Inc.(Æ) 27,018 1,712
Apogee Therapeutics, Inc.(Æ) 8,515 326
Arcellx , Inc.(Æ) 15,710 1,122
Arcturus Therapeutics Holdings, Inc.(Æ) 4,887 60
Arcus Biosciences, Inc.(Æ) 11,527 105
Ardelyx , Inc.(Æ) 19,900 84
Artivion , Inc.(Æ) 3,412 105
Arvinas , Inc.(Æ) 984 7
Ascendis Pharma A/S - ADR(Æ) 5,361 930
Astrana Health, Inc.(Æ)(Û) 5,940 142
Aurinia Pharmaceuticals, Inc.(Æ)(Ð)(Û) 19,892 184
Avanos Medical, Inc.(Æ) 25,399 284
Avidity Biosciences, Inc.(Æ) 2,532 93

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axogen , Inc.(Æ)(Û) 5,558 73
Axsome Therapeutics, Inc.(Æ) 3,185 323
Beam Therapeutics, Inc.(Æ)(Ð) 7,455 147
Bicara Therapeutics, Inc.(Æ) 6,550 73
BioCryst Pharmaceuticals, Inc.(Æ) 107,852 878
BioLife Solutions, Inc.(Æ)(Û) 71,719 1,525
BridgeBio Pharma, Inc.(Æ) 56,137 2,654
CareDx , Inc.(Æ) 60,932 749
Caribou Biosciences, Inc.(Æ) 1,658 3
Carlsmed , Inc.(Æ) 46,789 658
Catalyst Pharmaceuticals, Inc.(Æ) 16,729 357
Centessa Pharmaceuticals PLC - ADR(Æ) 24,549 422
Chemed Corp. 2,424 999
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
CONMED Corp. 7,307 374
Corcept Therapeutics, Inc.(Æ)(Û) 4,319 290
Crinetics Pharmaceuticals, Inc.(Æ) 26,307 752
Cytek Biosciences, Inc.(Æ) 5,268 19
Cytokinetics, Inc.(Æ) 9,895 372
Definitive Healthcare Corp.(Æ)(Û) 9,500 37
Dentsply Sirona, Inc.(Û) 3,700 53
Dyne Therapeutics, Inc.(Æ) 4,100 40
Editas Medicine, Inc.(Æ) 15,600 39
Enanta Pharmaceuticals, Inc.(Æ) 3,878 29
Enhabit , Inc.(Æ) 36,724 247
Enovis Corp. Class W(Æ) 27,154 728
Ensign Group, Inc. (The) 2,882 432
Entrada Therapeutics, Inc.(Æ) 616 4
Exagen , Inc.(Æ) 34,925 293
Exelixis , Inc.(Æ)(Û) 30,615 1,109
Fulgent Genetics, Inc.(Æ)(Û) 18,208 313
GeneDx Holdings Corp.(Æ) 9,737 993
Glaukos Corp.(Æ) 3,818 329
GoodRx Holdings, Inc. Class A(Æ)(Û) 18,467 88
Gossamer Bio, Inc.(Æ) 31,748 65
GRAIL, Inc.(Æ)(Ð) 2,367 81
Guardant Health, Inc.(Æ) 22,608 927
Guardian Pharmacy Services, Inc. Class
A(Æ) 4,538 95
Halozyme Therapeutics, Inc.(Æ)(Û) 22,222 1,333
HealthEquity , Inc.(Æ) 16,566 1,607
Heron Therapeutics, Inc.(Æ) 5,904 10
Illumina, Inc.(Æ)(Û) 1,701 175
Incyte Corp.(Æ)(Û) 2,521 189
Indivior PLC(Æ)(Û) 27,756 561
Inhibrx Biosciences, Inc.(Æ)(Š) 21,895 14
Innoviva , Inc.(Æ) 69,511 1,263
Inogen , Inc.(Æ) 2,584 16
Insmed , Inc.(Æ) 20,212 2,168
Insulet Corp.(Æ) 1,867 538
iRadimed Corp. 50,215 2,930
iRhythm Technologies, Inc.(Æ) 7,211 1,011
Ironwood Pharmaceuticals, Inc. Class A(Æ) 27,622 21
Janux Therapeutics, Inc.(Æ) 8,080 194
Joint Corp. (The)(Æ) 31,670 350
Keros Therapeutics, Inc.(Æ) 14,004 201
Kodiak Sciences, Inc.(Æ)(Ð) 3,535 23
KORU Medical Systems, Inc.(Æ) 30,705 106
Krystal Biotech, Inc.(Æ) 6,226 958
Kura Oncology, Inc.(Æ) 20,956 127
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LeMaitre Vascular, Inc. 48,021 3,901
LENZ Therapeutics, Inc.(Æ) 8,015 239
LifeStance Health Group, Inc.(Æ)(Û) 23,582 94
Ligand Pharmaceuticals, Inc. Class B(Æ) 32,536 4,281
Madrigal Pharmaceuticals, Inc.(Æ) 5,720 1,730
MannKind Corp.(Æ) 29,451 111
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 20,711 48
Medpace Holdings, Inc.(Æ) 2,035 869
Merit Medical Systems, Inc.(Æ) 12,795 1,086
Merus NV(Æ) 11,514 763
Mirum Pharmaceuticals, Inc.(Æ) 28,387 1,467
Myriad Genetics, Inc.(Æ) 23,227 89
Natera , Inc.(Æ) 4,904 655
National HealthCare Corp. 4,678 449
Nektar Therapeutics(Æ) 841 18
Neurocrine Biosciences, Inc.(Æ) 4,547 583
NeuroPace , Inc.(Æ) 13,294 113
Novavax , Inc.(Æ)(Ð) 7,034 47
Nuvalent , Inc. Class A(Æ) 14,623 1,146
Option Care Health, Inc.(Æ) 12,881 378
OraSure Technologies, Inc.(Æ)(Ð) 9,735 31
Orthofix Medical, Inc.(Æ) 64,838 716
Oscar Health, Inc. Class A(Æ)(Ð) 7,910 111
Pacira BioSciences , Inc.(Æ) 13,196 278
Pediatrix Medical Group, Inc.(Æ) 39,998 490
Pennpant Group, Inc. (The)(Æ) 65,817 1,459
Perrigo Co. PLC 75,566 2,015
Phibro Animal Health Corp. Class A 79,093 2,096
Phreesia , Inc.(Æ) 22,969 619
Prestige Brands Holdings, Inc.(Æ) 4,940 365
PROCEPT BioRobotics Corp.(Æ) 4,165 202
Prothena Corp. PLC(Æ)(Ð) 17,727 122
PTC Therapeutics, Inc.(Æ) 30,761 1,603
Quipt Home Medical Corp.(Æ) 171,098 378
RadNet , Inc.(Æ) 4,892 268
Repligen Corp.(Æ) 6,734 788
Revolution Medicines, Inc.(Æ) 18,003 671
Rhythm Pharmaceuticals, Inc.(Æ) 24,125 2,056
Rigel Pharmaceuticals, Inc.(Æ) 15,645 330
Sangamo Therapeutics, Inc.(Æ) 1,093 1
Scholar Rock Holding Corp.(Æ) 31,652 1,173
Select Medical Holdings Corp. 37,980 562
SI-BONE, Inc.(Æ) 29,912 509
SIGA Technologies, Inc. 3,186 21
Soleno Therapeutics, Inc.(Æ) 17,545 1,517
Stevanato Group SpA 51,330 1,268
Stoke Therapeutics, Inc.(Æ)(Ð) 4,779 61
Summit Therapeutics, Inc.(Æ) 15,784 416
Supernus Pharmaceuticals, Inc.(Æ) 10,393 365
Tandem Diabetes Care, Inc.(Æ)(Û) 23,588 368
Tarsus Pharmaceuticals, Inc.(Æ) 24,962 969
Teleflex, Inc. 7,421 887
Telix Pharmaceuticals, Ltd. - ADR(Æ) 13,872 189
Tenet Healthcare Corp.(Æ) 634 102
Terns Pharmaceuticals, Inc.(Æ) 2,912 17
TG Therapeutics, Inc.(Æ) 53,174 1,888
Theravance Biopharma, Inc.(Æ)(Ð) 1,000 11
Travere Therapeutics, Inc.(Æ) 33,747 521
Trevi Therapeutics, Inc.(Æ) 19,296 143

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Twist Bioscience Corp.(Æ) 12,364 415
Tyra Biosciences, Inc.(Æ) 2,954 32
UFP Technologies, Inc.(Æ) 10,143 2,296
Ultragenyx Pharmaceutical, Inc.(Æ) 23,484 642
uniQure NV(Æ) 16,417 229
Varex Imaging Corp.(Æ) 9,221 67
Vera Therapeutics, Inc.(Æ) 23,860 496
Verona Pharma PLC - ADR(Æ) 8,067 848
Viemed Healthcare, Inc.(Æ) 61,882 377
Vir Biotechnology, Inc.(Æ) 22,164 112
Viridian Therapeutics, Inc.(Æ) 13,140 230
Xencor , Inc.(Æ)(Ð) 10,019 83
Xenon Pharmaceuticals, Inc.(Æ) 10,394 317
Xeris Biopharma Holdings, Inc.(Æ) 21,460 109
Zimvie , Inc.(Æ) 80,432 1,511
96,995
Materials and Processing - 8.0%
AAON, Inc. 17,563 1,467
Acuity, Inc. 3,469 1,080
AdvanSix , Inc. 69,241 1,393
Alcoa Corp. 12,565 377
Algoma Steel Group, Inc. 98,432 527
A-Mark Precious Metals, Inc. 4,702 100
American Vanguard Corp. 4,392 17
Apogee Enterprises, Inc. 27,180 1,141
Ardagh Metal Packaging SA 27,270 108
Ashland, Inc. 7,917 408
Avient Corp. 29,662 936
Belden, Inc. 6,157 761
BrightView Holdings, Inc.(Æ) 56,543 902
Builders FirstSource , Inc.(Æ) 6,570 835
Capstone Copper Corp.(Æ) 96,998 544
Carpenter Technology Corp. 3,147 785
Celanese Corp. Class A 17,574 918
Century Aluminum Co.(Æ) 44,296 938
Clearwater Paper Corp.(Æ) 4,451 100
Codexis , Inc.(Æ)(Ð) 11,623 31
Commercial Metals Co. 18,559 962
Compass Minerals International, Inc.(Æ) 16,061 320
Constellium SE(Æ) 71,170 976
Crown Holdings, Inc.(Û) 11,581 1,151
ERO Copper Corp.(Æ) 35,738 483
Fabrinet (Æ) 2,828 916
Ferroglobe PLC 635,425 2,688
FMC Corp. 6,786 265
Global Industrial Co. 937 32
Greif, Inc. Class A 24,567 1,558
H.B. Fuller Co. 12,224 687
Hudson Technologies, Inc.(Æ) 33,784 317
Huntsman Corp. 159,067 1,543
Insteel Industries, Inc. 16,015 578
Intrepid Potash, Inc.(Æ) 7,623 254
JELD-WEN Holding, Inc.(Æ)(Ð) 31,069 140
Karat Packaging, Inc. 68,949 1,878
Knife River Corp.(Æ) 4,515 372
Koppers Holdings, Inc. 30,792 1,012
Kronos Worldwide, Inc. 78,765 421
Louisiana-Pacific Corp. 10,743 971
Mativ Holdings, Inc. 107,925 714
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MDU Resources Group, Inc.(Û) 1,453 25
Modine Manufacturing Co.(Æ) 8,931 1,202
Mosaic Co. (The) 11,562 416
MP Materials Corp.(Æ) 2,711 167
MRC Global, Inc.(Æ) 25,444 374
Myers Industries, Inc. 84,879 1,244
Northwest Pipe Co.(Æ) 20,086 839
O-I Glass, Inc.(Æ) 20,155 262
Orion SA 37,696 366
Perimeter Solutions, Inc.(Æ) 22,471 362
Quaker Chemical Corp. 5,966 683
Ranpak Holdings Corp.(Æ) 102,029 372
Rayonier Advanced Materials, Inc.(Æ)(Ð) 101,470 390
Reliance, Inc. 3,138 910
Resideo Technologies, Inc.(Æ) 28,721 784
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rush Enterprises, Inc. Class A 8,475 459
ScanSource , Inc.(Æ) 637 25
Simpson Manufacturing Co., Inc. 4,753 853
Sonoco Products Co. 19,085 860
SPX Technologies, Inc.(Æ) 3,875 707
SSR Mining, Inc.(Æ) 4,779 57
Stepan Co. 43,943 2,231
Sylvamo Corp. 2,832 131
Taseko Mines, Ltd.(Æ) 297,810 914
thyssenkrupp AG 33,199 387
Timken Co. (The) 3,533 269
TimkenSteel Corp.(Æ) 60,027 948
Westlake Corp. 1,612 128
Worthington Industries, Inc. 7,362 456
Worthington Steel, Inc. 39,460 1,204
49,679
Producer Durables - 17.5%
ABM Industries, Inc. 23,647 1,091
ACCO Brands Corp. 73,444 275
ADT, Inc. 49,424 413
Allegiant Travel Co. Class A(Æ) 6,911 357
Allient , Inc. 10,460 422
Allison Transmission Holdings, Inc. Class A 1,479 133
AMN Healthcare Services, Inc.(Æ) 13,732 252
Applied Industrial Technologies, Inc. 914 248
ArcBest Corp. 12,149 888
Arcosa , Inc. 4,233 364
Ardmore Shipping Corp. 99,781 1,086
Argan , Inc. 8,481 2,078
Astec Industries, Inc. 8,387 333
AZZ, Inc. 1,591 174
Barrett Business Services, Inc. 3,345 154
Bowman Consulting Group, Ltd.(Æ) 30,889 1,071
Brink's Co. (The) 4,610 403
Casella Waste Systems, Inc. Class A(Æ) 12,037 1,309
CECO Environmental Corp.(Æ) 41,529 1,867
Centuri Holdings, Inc.(Æ)(Ð) 4,233 92
Columbus McKinnon Corp. 5,750 84
Comfort Systems USA, Inc. 1,006 708
Compass Diversified Holdings 2,049 13
Costamare , Inc. 3,900 39
Covenant Logistics Group, Inc. Class A 82,782 1,999
CryoPort , Inc.(Æ) 3,925 29

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Custom Truck One Source, Inc.(Æ) 188,904 1,169
Deluxe Corp. 107,474 1,730
DHT Holdings, Inc. 38,005 421
Dorian LPG, Ltd. 21,590 622
Dycom Industries, Inc.(Æ) 1,991 535
EMCOR Group, Inc.(Û) 2,247 1,410
Energy Recovery, Inc.(Æ) 6,743 91
EnerSys 24,430 2,257
ESCO Technologies, Inc. 2,239 434
Federal Signal Corp. 20,243 2,562
First Advantage Corp.(Æ) 5,541 96
Flowserve Corp. 18,624 1,044
Fluor Corp.(Æ) 16,539 939
Fox Factory Holding Corp.(Æ) 8,619 262
Franklin Covey Co.(Æ)(Ð) 1,932 38
Franklin Electric Co., Inc. 3,865 363
FTI Consulting, Inc.(Æ)(Û) 5,726 953
Genco Shipping & Trading, Ltd. 21,066 336
Gentex Corp. 18,915 500
Graco , Inc.(Û) 6,801 571
Great Lakes Dredge & Dock Corp.(Æ) 40,651 450
Green Dot Corp. Class A(Æ) 11,858 120
GXO Logistics, Inc.(Æ) 16,027 797
Heidrick & Struggles International, Inc. 3,988 178
Helios Technologies, Inc. 78,795 2,891
Hillman Solutions Corp.(Æ) 50,633 399
HNI Corp. 7,783 400
Holley, Inc.(Æ) 302,209 629
Hub Group, Inc. Class A 31,183 1,092
Huntington Ingalls Industries, Inc. 5,762 1,607
Hyster -Yale, Inc. 1,837 77
I3 Verticals, Inc. Class A(Æ) 100,884 2,823
ICF International, Inc. 3,312 278
Insperity , Inc. 6,199 369
JetBlue Airways Corp.(Æ)(Ð) 108,201 480
Kelly Services, Inc. Class A 8,141 100
Kennametal, Inc. 123,752 3,064
Kforce , Inc. 28,868 1,006
Knight-Swift Transportation Holdings, Inc. 11,280 479
Korn & Ferry International 5,968 423
Landstar System, Inc. 4,161 555
Latham Group, Inc.(Æ) 27,280 185
Limbach Holdings, Inc.(Æ) 18,636 2,553
Mama's Creations, Inc.(Æ) 77,367 639
Manitowoc Co., Inc. (The)(Æ) 64,886 827
ManpowerGroup , Inc. 8,582 354
Marten Transport, Ltd. 133,101 1,619
MasTec , Inc.(Æ)(Û) 8,409 1,591
Matson, Inc. 3,625 387
Maximus, Inc. 15,645 1,156
Mayville Engineering Co., Inc.(Æ)(Ð) 1,212 20
Mercury Systems, Inc.(Æ) 7,261 382
Mesa Laboratories, Inc. 25,406 1,943
Microvast Holdings, Inc.(Æ) 102,009 323
MillerKnoll , Inc. 166,647 3,163
MSA Safety, Inc. 3,385 602
MSC Industrial Direct Co., Inc. Class A 13,520 1,171
Mueller Industries, Inc. 3,558 304
MYR Group, Inc.(Æ) 8,381 1,622
NEXTracker , Inc. Class A(Æ) 6,208 362
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nexxen International, Ltd.(Æ) 26,750 275
NV5 Global, Inc.(Æ) 8,032 180
Orion Group Holdings, Inc.(Æ) 91,592 679
Paylocity Holding Corp.(Æ) 7,155 1,323
Paymentus Holdings, Inc. Class A(Æ) 13,583 379
Payoneer Global, Inc.(Æ) 12,827 84
Paysafe , Ltd.(Æ) 5,705 69
Phinia , Inc. 19,943 1,011
Pitney Bowes, Inc. 59,582 677
Primoris Services Corp. 4,251 400
Priority Technology Holdings, Inc.(Æ) 50,273 344
Proficient Auto Logistics, Inc.(Æ) 125,545 868
PROG Holdings, Inc. 11,306 360
Radiant Logistics, Inc.(Æ) 124,042 733
Regal Rexnord Corp. 3,758 575
Resources Connection, Inc. 275,759 1,395
Riot Blockchain , Inc.(Æ) 30,717 412
Robert Half, Inc.(Û) 45,724 1,688
Ryder System, Inc.(Û) 4,527 804
Ryerson Holding Corp. 4,314 89
Saia, Inc.(Æ)(Û) 5,104 1,543
Schneider National, Inc. Class B 38,873 950
Scorpio Tankers, Inc. 15,704 710
Scotts Miracle- Gro Co. (The) Class A 25,298 1,585
Sezzle , Inc.(Æ) 4,909 760
Skyline Champion Corp.(Æ) 13,681 833
SkyWest, Inc.(Æ) 6,270 727
Sleep Number Corp.(Æ) 5,795 42
Star Bulk Carriers Corp. 25,900 473
Steelcase, Inc. Class A 12,900 133
Sterling Infrastructure, Inc.(Æ) 5,837 1,562
StoneCo , Ltd. Class A(Æ) 41,895 535
Stoneridge, Inc.(Æ) 123,603 952
Strattec Security Corp.(Æ) 1,016 64
Sun Country Airlines Holdings, Inc.(Æ) 62,504 724
TAT Technologies, Ltd.(Æ) 16,172 557
Teekay Tankers, Ltd. Class A 18,849 798
Tennant Co. 19,190 1,584
Terex Corp. 6,449 328
Tetra Tech, Inc.(Û) 27,043 994
Thermon Group Holdings, Inc.(Æ) 13,572 384
Titan Machinery, Inc.(Æ) 35,671 689
TopBuild Corp.(Æ) 2,671 989
Toro Co. (The) 6,796 505
TriNet Group, Inc. 6,673 452
TrueBlue , Inc.(Æ) 50,991 368
TSS, Inc.(Æ) 12,606 343
Tutor Perini Corp.(Æ) 26,586 1,280
UFP Industries, Inc. 10,586 1,037
UniFirst Corp. 1,860 318
V2X, Inc.(Æ) 11,648 552
Werner Enterprises, Inc.(Ð) 102,269 2,835
Willscot Holdings Corp. 33,909 995
Xerox Holdings Corp.(Ð) 106,370 431
ZipRecruiter, Inc. Class A(Æ) 19,233 81
109,093
Technology - 13.2%
8x8, Inc.(Æ) 279,699 543
ACI Worldwide, Inc.(Æ) 13,374 569

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ACM Research, Inc. Class A(Æ) 17,761 539
Alpha & Omega Semiconductor, Ltd.(Æ) 32,578 830
Ambarella , Inc.(Æ) 13,490 892
Amkor Technology, Inc. 24,474 552
Appfolio , Inc. Class A(Æ)(Ð)(Û) 6,631 1,773
Appian Corp. Class A(Æ) 27,789 767
Arteris , Inc.(Æ) 2,387 24
Asana, Inc. Class A(Æ)(Ð)(Û) 28,400 417
AvePoint , Inc.(Æ) 35,590 679
Aviat Networks, Inc.(Æ) 11,837 256
Bandwidth, Inc. Class A(Æ) 4,327 60
Benchmark Electronics, Inc. 11,670 449
BigBear.ai Holdings, Inc.(Æ) 13,019 83
BigCommerce Holdings, Inc.(Æ) 18,323 88
BK Technologies Corp.(Æ) 5,202 202
BlackBerry, Ltd.(Æ) 27,017 100
Blend Labs, Inc. Class A(Æ) 130,318 431
Box, Inc. Class A(Æ) 17,499 562
Bumble, Inc. Class A(Æ) 25,831 201
C3.ai, Inc. Class A(Æ) 18,742 442
Calix, Inc.(Æ)(Û) 23,392 1,326
Cargurus , Inc.(Æ) 13,408 440
Cars.com, Inc.(Æ) 48,051 618
Cerence , Inc.(Æ) 29,544 254
Ciena Corp.(Æ) 3,473 322
Cirrus Logic, Inc.(Æ)(Û) 7,992 805
Clear Secure, Inc. Class A 24,671 726
Clearfield, Inc.(Æ) 6,686 293
Coherent Corp.(Æ) 4,891 526
CommScope Holding Co., Inc.(Æ) 102,471 840
CommVault Systems, Inc.(Æ) 5,004 951
Concentrix Corp. 5,143 267
Conduent , Inc.(Æ) 13,675 36
Consensus Cloud Solutions, Inc. Class
W(Æ) 29,066 587
Crane NXT Co. 9,444 560
Credo Technology Group Holding, Ltd.(Æ) 13,492 1,505
Cricut , Inc. Class A(Ð) 5,000 24
CSG Systems International, Inc. 5,479 342
CyberArk Software, Ltd.(Æ) 719 296
Digital Turbine, Inc.(Æ) 115,299 628
DigitalOcean Holdings, Inc.(Æ) 22,892 638
Diodes, Inc.(Æ) 5,482 271
Domo, Inc. Class B(Æ) 9,021 148
Dropbox, Inc. Class A(Æ)(Û) 33,117 900
D-Wave Quantum, Inc.(Æ) 51,039 877
EPAM Systems, Inc.(Æ)(Û) 302 48
ePlus , Inc. 6,933 449
Etsy, Inc.(Æ) 15,941 929
Eventbrite, Inc. Class A(Æ) 16,716 41
EverQuote , Inc. Class A(Æ) 20,028 492
Evolent Health, Inc. Class A(Æ)(Û) 26,779 269
Evolv Technologies Holdings, Inc.(Æ) 20,020 131
Extreme Networks, Inc.(Æ) 9,905 175
FormFactor , Inc.(Æ) 10,152 288
Graham Corp.(Æ) 15,111 864
Grindr, Inc.(Æ) 5,918 103
Guidewire Software, Inc.(Æ) 5,225 1,182
IBEX Holdings, Ltd.(Æ) 2,861 85
IDT Corp. Class B(Û) 2,278 134
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ingram Micro Holding, Corp.(Û) 7,129 141
Innodata, Inc.(Æ) 1,916 105
Integral Ad Science Holding LLC(Æ)(Ð) 10,481 86
IonQ , Inc.(Æ) 30,183 1,203
Ituran Location and Control, Ltd. 13,859 547
Jabil, Inc.(Û) 7,016 1,566
Kaltura , Inc.(Æ) 366,892 657
Karooooo , Ltd. 4,925 225
KBR, Inc.(Û) 15,163 709
Kimball Electronics, Inc.(Æ) 14,747 277
Lumentum Holdings, Inc. Class E(Æ) 9,931 1,093
Lyft, Inc. Class A(Æ) 58,130 817
Manhattan Associates, Inc.(Æ)(Û) 5,738 1,260
Maplebear , Inc.(Æ)(Ð) 25,172 1,208
Marqeta , Inc. Class A(Æ) 154,039 878
Match Group, Inc.(Û) 33,993 1,165
MaxLinear , Inc. Class A(Æ) 2,147 34
MediaAlpha , Inc. Class A(Æ) 7,723 77
monday.com, Ltd.(Æ) 2,181 572
Napco Security Technologies, Inc. 33,311 1,017
nCino , Inc.(Æ) 85,156 2,378
NCR Atleos Corp.(Æ) 6,116 187
NCR Voyix Corp.(Æ) 108,387 1,476
NETGEAR, Inc.(Æ) 18,372 427
Nextdoor Holdings, Inc.(Æ) 42,725 75
nLight , Inc.(Æ) 4,657 98
Nutanix , Inc. Class A(Æ)(Û) 4,641 349
Nutex Health, Inc.(Æ) 3,808 323
NVE Corp. 23,956 1,517
Oddity Tech, Ltd. Class A(Æ) 3,807 267
Olo , Inc. Class A(Æ) 44,150 463
ON24, Inc.(Æ)(Ð) 2,932 15
Onestream , Inc.(Æ) 11,959 285
Ooma , Inc.(Æ) 54,403 619
Outbrain , Inc.(Æ)(Ð) 1,048 3
PAR Technology Corp.(Æ) 3,510 213
PDF Solutions, Inc.(Æ) 117,998 2,623
Pegasystems , Inc.(Û) 68,230 4,006
Photronics , Inc.(Æ) 19,269 392
Plexus Corp.(Æ) 2,795 356
Porch Group, Inc.(Æ) 74,223 937
Pros Holdings, Inc.(Æ)(Ð) 4,918 77
PubMatic, Inc. Class A(Æ) 8,474 102
Pure Storage, Inc. Class A(Æ)(Û) 5,878 350
Qualys , Inc.(Æ) 3,121 415
Quantum Computing, Inc.(Æ) 9,713 144
Rackspace Technology, Inc.(Æ) 4,802 6
Radcom , Ltd.(Æ) 31,434 426
Rambus, Inc.(Æ) 10,244 757
Rapid7, Inc.(Æ) 17,677 373
Red Violet, Inc. 19,417 861
Ribbon Communications, Inc.(Æ) 8,698 33
RingCentral, Inc. Class A(Æ) 25,372 647
Roku, Inc.(Æ)(Û) 10,974 1,033
Sanmina Corp.(Æ) 6,186 718
SEMrush Holdings, Inc. Class A(Æ) 7,901 71
Semtech Corp.(Æ) 13,954 713
ServiceTitan , Inc. Class A(Æ) 2,325 271
Silicon Laboratories, Inc.(Æ)(Ð) 5,954 785
Silicon Motion Technology Corp. - ADR 16,275 1,246

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simulations Plus, Inc.(Æ) 28,249 368
SiTime Corp.(Æ) 8,015 1,626
Sonos , Inc.(Æ) 34,301 371
SPS Commerce, Inc.(Æ) 3,090 336
Telos Corp.(Æ) 6,117 16
Teradata Corp.(Æ) 50,866 1,065
Tower Semiconductor, Ltd.(Æ) 10,724 491
TrueCar , Inc.(Æ) 248,775 455
TTEC Holdings, Inc.(Æ) 39,534 197
UiPath , Inc. Class A(Æ)(Û) 72,594 853
Unisys Corp.(Æ) 10,740 44
Veeco Instruments, Inc.(Æ) 21,818 453
Verint Systems, Inc.(Æ) 16,372 348
Viavi Solutions, Inc. Class W(Æ) 8,287 83
Vimeo, Inc.(Æ) 347,527 1,317
Vishay Intertechnology , Inc. 153,124 2,510
Vivid Seats, Inc. Class A(Æ) 216,115 335
VTEX Class A(Æ) 73,295 438
Weave Communications, Inc.(Æ) 14,653 107
Workiva , Inc.(Æ) 9,057 578
Xperi , Inc.(Æ)(Ð) 6,608 40
Yelp, Inc. Class A(Æ) 7,122 245
Zeta Global Holdings Corp. Class A(Æ) 39,149 613
82,392
Utilities - 3.0%
Allot, Ltd.(Æ) 19,875 154
Artesian Resources Corp. Class A 19,340 631
BKV Corp.(Æ) 27,252 562
Black Hills Corp. 7,672 443
California Resources Corp. 6,948 335
Chesapeake Utilities Corp. 5,890 706
CNX Resources Corp.(Æ) 15,031 456
Comstock Resources, Inc.(Æ)(Ð) 21,816 390
Evolution Petroleum Corp. 245,368 1,185
Excelerate Energy, Inc. Class A 132,158 3,391
Genie Energy, Ltd. Class B 13,018 264
Golar LNG, Ltd. 13,845 570
Granite Ridge Resources, Inc.(Ð) 3,200 17
Gulfport Energy Corp.(Æ)(Û) 5,359 933
IDACORP, Inc. 8,855 1,110
Infinity Natural Resources, Inc. Class A(Æ) 22,062 329
Magnolia Oil & Gas Corp. Class A 22,869 545
New Jersey Resources Corp. 6,931 318
Northwestern Energy Group, Inc. 10,424 560
ONE Gas, Inc. 10,837 788
Permian Resources Corp. 62,141 880
Portland General Electric Co. 11,212 461
RGC Resources, Inc. 23,743 478
Riley Exploration Permian, Inc. 9,603 252
Southwest Gas Holdings, Inc. 4,544 355
Spire, Inc. 15,035 1,120
Telephone and Data Systems, Inc. 7,295 285
Unitil Corp. 22,031 1,136
18,654
Total Common Stocks
(cost $551,241) 617,945
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 27,634,085 (∞) 27,626
Total Short-Term Investments
(cost $27,626) 27,626
Total Investments - 103.5%
(identified cost $578,867) 645,571
Securities Sold Short - (3.7)%
Consumer Discretionary - (0.4)%
Beyond, Inc.(Æ) (5,135) (46)
Dutch Bros, Inc. Class A(Æ) (5,772) (342)
Jack in the Box, Inc. (5,696) (112)
Joby Aviation, Inc.(Æ) (29,084) (485)
LGI Homes, Inc.(Æ) (2,914) (155)
Lithia Motors, Inc. Class A (1,223) (352)
Potbelly Corp.(Æ) (4,291) (52)
Sirius Xm Holdings, Inc. (12,617) (267)
Somnigroup International, Inc. (5,282) (382)
Tapestry, Inc. (4,369) (472)
XPEL, Inc.(Æ)(Þ) (700) (23)
(2,688)
Consumer Staples - (0.1)%
Alico , Inc. (478) (15)
Cadiz, Inc.(Æ) (5,031) (16)
Quanex Building Products Corp. (7,315) (143)
Turning Point Brands, Inc. (2,206) (183)
Westrock Coffee Co.(Æ) (3,680) (24)
(381)
Energy - (0.4)%
ASP Isotopes, Inc.(Æ) (6,188) (56)
Centrus Energy Corp. Class A(Æ) (974) (210)
Cleanspark , Inc.(Æ) (920) (11)
Core Natural Resources, Inc. (5,465) (403)
Flotek Industries, Inc.(Æ) (79) (1)
Hallador Energy Co.(Æ) (2,055) (36)
Helmerich & Payne, Inc. (10,824) (176)
Innovex International, Inc.(Æ) (327) (5)
Shoals Technologies Group, Inc. Class A(Æ) (48,374) (261)
Solaris Energy Infrastructure, Inc. Class A (8,045) (263)
Sunrun , Inc.(Æ) (11,004) (113)
T1 Energy, Inc.(Æ) (23,496) (28)
Uranium Energy Corp.(Æ) (58,359) (506)
Warrior Met Coal, Inc. (4,561) (234)
(2,303)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (16,297) (154)
AirSculpt Technologies, Inc.(Æ) (4,257) (28)
Anywhere Real Estate, Inc.(Æ) (3,600) (17)
Applied Digital Corp.(Æ) (6,431) (84)
Atlantic Union Bankshares Corp. (760) (24)
Burke & Herbert Financial Services Corp. (901) (52)
California BanCorp (Æ) (1,194) (18)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cipher Mining, Inc.(Æ) (11,118) (61)
Forge Global Holdings, Inc.(Æ) (750) (16)
Glacier Bancorp, Inc. (4,243) (186)
Global Net Lease, Inc.(ö) (25,984) (182)
Hudson Pacific Properties, Inc.(Æ)(ö) (56,343) (138)
Hut 8 Corp.(Æ) (1,102) (23)
Old National Bancorp (17,934) (379)
Piper Sandler Cos. (1,448) (457)
Ready Capital Corp.(ö) (16,053) (67)
Rithm Property Trust, Inc.(ö) (934) (2)
Shift4 Payments, Inc. Class A(Æ) (4,107) (423)
UWM Holdings Corp. (59,905) (241)
(2,552)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (3,538) (16)
Acadia Healthcare Co., Inc.(Æ) (12,206) (266)
Astria Therapeutics, Inc.(Æ) (2,502) (17)
aTyr Pharma, Inc.(Æ) (18,209) (86)
Aura Biosciences, Inc.(Æ) (3,479) (24)
Axsome Therapeutics, Inc.(Æ) (2,647) (268)
Celcuity , Inc.(Æ) (2,146) (84)
CG Oncology, Inc.(Æ) (12,597) (336)
ClearPoint Neuro, Inc.(Æ) (1,349) (14)
Climb Bio, Inc.(Æ) (424) (1)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (3,755) (35)
Crinetics Pharmaceuticals, Inc.(Æ) (5,555) (159)
Dianthus Therapeutics, Inc.(Æ) (1,984) (41)
Eledon Pharmaceuticals, Inc.(Æ) (4,277) (14)
Erasca , Inc.(Æ) (1,000) (1)
ETON Pharmaceuticals, Inc.(Æ) (6,525) (92)
Geron Corp.(Æ) (149,181) (172)
Immunovant , Inc.(Æ) (1,183) (19)
InfuSystem Holdings, Inc.(Æ) (2,163) (12)
Inhibikase Therapeutics, Inc.(Æ) (1,714) (3)
KalVista Pharmaceuticals, Inc.(Æ) (6,447) (88)
Medpace Holdings, Inc.(Æ) (97) (41)
Neogen Corp.(Æ) (36,212) (168)
Pennpant Group, Inc. (The)(Æ) (3,499) (78)
PROCEPT BioRobotics Corp.(Æ) (3,777) (183)
QuidelOrtho Corp.(Æ) (5,250) (121)
RadNet , Inc.(Æ) (6,761) (370)
RAPT Therapeutics, Inc.(Æ) (1,782) (19)
Relay Therapeutics, Inc.(Æ) (21,167) (75)
Replimune Group, Inc.(Æ) (12,076) (85)
Revolution Medicines, Inc.(Æ) (9,641) (359)
Savara , Inc.(Æ) (10,878) (28)
scPharmaceuticals , Inc.(Æ) (3,388) (17)
Semler Scientific, Inc.(Æ) (3,198) (115)
Vaxcyte , Inc.(Æ) (10,750) (365)
Verastem , Inc.(Æ) (7,678) (47)
Viridian Therapeutics, Inc.(Æ) (11,036) (193)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(4,012)
Materials and Processing - (0.2)%
Alcoa Corp. (13,721) (411)
Cleveland-Cliffs, Inc.(Æ) (41,236) (434)
Dakota Gold Corp.(Æ) (5,627) (20)
Interface, Inc. Class A (5,613) (116)
Ivanhoe Electric, Inc.(Æ) (12,902) (123)
LSI Industries, Inc. (2,215) (41)
VSE Corp. (1,934) (303)
(1,448)
Producer Durables - (0.5)%
AeroVironment , Inc.(Æ) (1,998) (535)
Casella Waste Systems, Inc. Class A(Æ) (3,902) (424)
CoreCivic , Inc.(Æ) (9,297) (186)
Custom Truck One Source, Inc.(Æ) (560) (4)
Dorman Products, Inc.(Æ) (761) (92)
First Advantage Corp.(Æ) (8,758) (151)
Forward Air Corp.(Æ) (7,472) (227)
GEO Group, Inc. (The)(Æ) (12,405) (322)
I3 Verticals, Inc. Class A(Æ) (4,335) (121)
indie Semiconductor, Inc. Class A(Æ) (48,192) (188)
JBT Marel Corp. (3,230) (445)
Loar Holdings, Inc.(Æ) (773) (57)
NET Power, Inc.(Æ) (13,753) (40)
NuScale Power Corp.(Æ) (7,009) (352)
Proficient Auto Logistics, Inc.(Æ) (1,587) (11)
Red Cat Holdings, Inc.(Æ) (4,105) (34)
(3,189)
Technology - (0.8)%
Applied Optoelectronics, Inc.(Æ) (2,132) (49)
BlackSky Technology, Inc.(Æ) (2,674) (51)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (18,189) (368)
Coherent Corp.(Æ) (5,137) (553)
Concentrix Corp. (1,173) (61)
Digi International, Inc.(Æ) (3,393) (111)
Entegris , Inc. (1,417) (111)
Five9, Inc.(Æ) (8,090) (209)
Freshworks , Inc. Class A(Æ) (6,893) (89)
Gen Digital, Inc. (5,453) (161)
Immersion Corp. (7,266) (51)
Impinj , Inc.(Æ) (4,021) (622)
Kopin Corp.(Æ) (21,327) (38)
Lattice Semiconductor Corp.(Æ) (8,310) (414)
NextNav , Inc.(Æ) (14,802) (219)
PAR Technology Corp.(Æ) (4,830) (294)
Powerfleet , Inc.(Æ) (31,457) (128)
Progress Software Corp. (6,023) (290)
Simulations Plus, Inc.(Æ) (1,527) (20)
SoundHound AI, Inc. Class A(Æ) (1,755) (18)
TTM Technologies, Inc.(Æ) (8,137) (384)
Unity Software, Inc.(Æ) (14,789) (493)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verint Systems, Inc.(Æ) (5,334) (113)
ViaSat , Inc.(Æ) (10,319) (170)
(5,017)
Utilities - (0.2)%
APA Corp. (20,693) (399)
Gogo , Inc.(Æ) (9,717) (154)
NextDecade Corp.(Æ) (6,001) (68)
Prairie Operating Co.(Æ) (13,586) (42)
Sable Offshore Corp.(Æ) (4,747) (146)
Talos Energy, Inc.(Æ) (22,279) (190)
UGI Corp. (8,176) (296)
(1,295)
Total Securities Sold Short
(proceeds $20,755) (22,885)
Other Assets and Liabilities,
Net - 0.2%
1,319
Net Assets - 100.0%
624,005

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
XPEL, Inc. 07/28/25 (700) (34.80) (24) (23)
(23)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 258 USD 28,641 09/25 1,311
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,311
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 79,437 $ — $ —
$ —
$ 79,437
Consumer Staples 19,521 — —
—
19,521
Energy 26,129 — —
—
26,129
Financial Services 136,045 — —
—
136,045
Health Care 96,930 — 65
—
96,995
Materials and Processing 49,631 — 48
—
49,679
Producer Durables 109,093 — —
—
109,093
Technology 82,392 — —
—
82,392
Utilities 18,654 — —
—
18,654
Short-Term Investments — — — 27,626 27,626
Total Investments
617,832 — 113 27,626 645,571
Securities Sold Short
*
(22,885) — — — (22,885)
Other Financial Instruments
Assets
Futures Contracts 1,311 — — — 1,311
Total Other Financial Instruments
**
$ 1,311 $ — $ — $ — $ 1,311
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 45
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2025 with underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,310 $ 327,551 $ 337,228 $ (7) $ — $ 27,626 $ 1,020 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 5.7%
ANZ Group Holdings, Ltd. 13,015 255
Aristocrat Leisure, Ltd. 3,454 154
ASX, Ltd. 4,298 193
BHP Group, Ltd. 23,134 587
BlueScope Steel, Ltd. 3,653 55
Brambles, Ltd. 16,205 248
Cochlear, Ltd. 482 98
Coles Group, Ltd. 14,963 199
Commonwealth Bank of Australia 6,919 786
Computershare, Ltd. 4,759 128
Evolution Mining, Ltd. 24,242 110
Fortescue, Ltd. 15,216 173
Goodman Group(ö) 3,963 88
Insurance Australia Group, Ltd. 22,375 125
Medibank Pvt , Ltd. 62,799 205
National Australia Bank, Ltd. 6,672 166
Northern Star Resources, Ltd. 13,103 131
Pro Medicus , Ltd. 415 85
Qantas Airways, Ltd. 8,738 60
QBE Insurance Group, Ltd. 26,078 385
REA Group, Ltd. 386 59
Rio Tinto PLC 9,303 552
Rio Tinto, Ltd. 2,712 193
Santos, Ltd. 24,453 123
SGH, Ltd. 1,224 40
Sigma Healthcare, Ltd.(Æ) 38,434 71
Suncorp Group, Ltd. 15,797 212
Telstra Group, Ltd. 44,477 142
Transurban Group(Æ) 5,935 53
Vicinity, Ltd.(ö) 24,109 38
Washington H Soul Pattinson & Co.,
Ltd. 2,445 64
Wesfarmers, Ltd. 7,319 401
Westpac Banking Corp. 7,885 170
WiseTech Global, Ltd. 1,454 110
Woodside Energy Group, Ltd. 13,775 233
Woolworths Group, Ltd. 4,870 99
6,791
Austria - 0.2%
Erste Group Bank AG 1,623 148
OMV AG 1,488 76
Verbund AG Class A 812 61
285
Belgium - 0.6%
Ageas SA 1,877 127
Anheuser-Busch InBev SA 4,050 234
KBC Groep NV 1,378 144
UCB SA 819 175
680
Brazil - 0.2%
Wheaton Precious Metals Corp. 1,579 145
Yara International ASA 3,096 114
259
Canada - 10.5%
Agnico Eagle Mines, Ltd. 2,207 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alamos Gold, Inc. Class A 5,412 131
Alimentation Couche-Tard, Inc. 3,925 204
AltaGas , Ltd. 2,906 86
ARC Resources, Ltd. 6,894 135
Bank of Montreal 3,571 394
Bank of Nova Scotia (The) 4,548 253
Barrick Mining Corp. 19,466 411
Brookfield Asset Management, Inc.
Class A 4,022 248
CAE, Inc.(Æ) 1,958 56
Cameco Corp. 2,484 186
Canadian Imperial Bank of Commerce 5,376 384
Canadian National Railway Co. 1,912 178
Canadian Natural Resources, Ltd. 8,693 275
Canadian Pacific Kansas City, Ltd. 1,644 121
Canadian Tire Corp., Ltd. Class A 747 100
CCL Industries, Inc. Class B 2,373 133
Celestica, Inc.(Æ) 835 167
Cenovus Energy, Inc. 15,156 231
CGI, Inc. 1,240 120
Constellation Software, Inc. 119 411
Descartes System Group, Inc. (The)(Æ) 768 81
Dollarama , Inc. 2,828 386
Emera , Inc. 2,376 112
Empire Co., Ltd. Class A 2,705 108
Enbridge, Inc. 8,829 400
Fairfax Financial Holdings, Ltd. 250 442
Fortis, Inc. 2,051 100
Franco-Nevada Corp. Class T 719 115
George Weston, Ltd. 601 114
Great-West Lifeco , Inc. 5,564 209
Hydro One, Ltd.(Þ) 2,644 93
iA Financial Corp., Inc. 1,566 153
Imperial Oil, Ltd. 2,564 214
Intact Financial Corp. 1,590 329
Kinross Gold Corp. 17,550 281
Loblaw Cos., Ltd. 1,500 243
Lundin Gold, Inc. 1,473 68
Magna International, Inc. Class A 3,936 161
Manulife Financial Corp. 4,352 135
Metro, Inc. Class A 1,750 134
National Bank of Canada 1,600 166
Nutrien , Ltd. 838 50
Open Text Corp. 3,546 104
Pan American Silver Corp. 2,370 64
Pembina Pipeline Corp. 2,838 105
Power Corp. of Canada 6,464 260
Quebecor, Inc. Class B 4,038 114
RB Global, Inc. 1,809 196
Rogers Communications, Inc. Class B 7,147 239
Royal Bank of Canada 6,387 819
Shopify, Inc. Class A(Æ) 3,579 437
Stantec , Inc. 1,133 124
Sun Life Financial, Inc. 5,251 320
Suncor Energy, Inc. 9,477 374
TC Energy Corp. 1,419 68
TELUS Corp. 2,823 45
TFI International, Inc. 1,576 137
TMX Group, Ltd. 4,279 174
Toromont Industries, Ltd. 973 99

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tourmaline Oil Corp. 3,433 146
Whitecap Resources, Inc. 16,236 123
WSP Global, Inc. 496 102
12,642
Chile - 0.0%
Antofagasta PLC 1,508 37
China - 0.6%
Bank of China (Hong Kong), Ltd. 56,000 252
Prosus NV 3,607 206
SITC International Holdings Co., Ltd. 20,000 65
Wilmar International, Ltd. 25,000 56
Yangzijiang Shipbuilding Holdings,
Ltd. 39,100 77
656
Denmark - 1.5%
AP Moller - Maersk A/S Class B 117 231
Coloplast A/S Class B 922 84
Danske Bank A/S 3,338 132
DSV A/S 315 70
Genmab A/S(Æ) 814 177
Novo Nordisk A/S Class B 15,318 707
Novonesis ( Novozymes ) B Class B 2,757 179
Pandora A/S 709 117
Tryg A/S 2,390 58
Vestas Wind Systems A/S 2,095 38
1,793
Finland - 0.9%
Elisa OYJ 1,550 80
Kone OYJ Class B 2,234 137
Nokia OYJ 28,174 115
Nordea Bank Abp 20,253 295
Orion OYJ Class B 1,654 132
Sampo OYJ Class A 11,136 119
UPM- Kymmene OYJ 3,277 85
Wartsila OYJ Abp Class B 3,971 109
1,072
France - 7.8%
Airbus SE 525 105
Amundi SA(Þ) 596 44
Arkema SA 741 50
AXA SA 11,338 551
bioMerieux 1,036 148
BNP Paribas SA 3,356 306
Bouygues SA 4,000 165
Bureau Veritas SA 3,317 102
Capgemini SE 1,525 227
Carrefour SA 7,772 111
Cie de Saint-Gobain SA 2,157 246
Cie Generale des Etablissements
Michelin SCA 14,735 525
Credit Agricole SA 9,991 184
Danone SA 3,162 259
Dassault Aviation SA 307 95
Dassault Systemes SE 3,008 99
Eiffage SA 1,341 180
Engie SA 20,260 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EssilorLuxottica SA 1,145 340
Hermes International 121 296
Ipsen SA 915 108
Kering SA 347 85
Klepierre SA(ö) 5,070 193
La Francaise des Jeux SAEM(Þ) 1,701 53
L'Air Liquide SA Class A 2,203 434
Legrand SA 929 138
L'Oreal SA 725 321
LVMH Moet Hennessy Louis Vuitton
SE 941 506
Orange SA 23,997 365
Pernod Ricard SA 1,881 193
Publicis Groupe SA 1,704 155
Renault SA 3,240 118
Rexel SA Class H 2,594 78
Safran SA 491 162
Sartorius Stedim Biotech 443 89
Societe Generale SA 5,712 364
Sodexo SA 1,267 75
Teleperformance 747 73
Thales SA 450 121
TotalEnergies SE 10,159 604
Veolia Environnement SA 2,241 76
Vinci SA 4,370 605
9,404
Germany - 8.8%
adidas AG 395 76
Allianz SE 2,297 910
BASF SE 1,332 65
Bayerische Motoren Werke AG 2,816 270
Beiersdorf AG 1,016 126
Brenntag SE 2,366 147
Commerzbank AG 8,463 309
Continental AG 1,858 159
CTS Eventim AG & Co. KGaA 870 98
Daimler Truck Holding AG 5,314 260
Deutsche Bank AG 9,043 299
Deutsche Boerse AG 1,074 311
Deutsche Lufthansa AG 9,650 83
Deutsche Post AG 7,809 351
Deutsche Telekom AG 17,703 634
E.ON SE 13,826 252
Evonik Industries AG 2,987 60
Fresenius Medical Care AG 1,407 71
Fresenius SE & Co. KGaA 5,509 263
GEA Group AG 1,536 111
Hannover Rueck SE 506 154
Heidelberg Materials AG 2,611 603
Infineon Technologies AG 3,081 122
Knorr- Bremse AG 542 54
Mercedes-Benz Group AG 4,403 252
Merck KGaA 1,606 202
MTU Aero Engines AG 118 51
Muenchener Rueckversicherungs-
Gesellschaft AG 771 507
Nemetschek SE 929 139
Rheinmetall AG 236 464
RWE AG 2,448 100

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SAP SE 5,569 1,594
Scout24 SE(Þ) 1,177 158
Siemens AG 2,656 681
Siemens Energy AG(Æ) 2,855 332
Siemens Healthineers AG(Þ) 1,032 56
Symrise AG 1,053 95
Talanx AG 577 77
Zalando SE(Æ)(Þ) 3,476 102
10,598
Hong Kong - 1.9%
AIA Group, Ltd. 27,137 254
CK Asset Holdings, Ltd. 18,830 86
CK Infrastructure Holdings, Ltd. 8,501 60
Futu Holdings, Ltd. - ADR 701 108
Hang Seng Bank, Ltd. 7,296 106
HKT Trust & HKT, Ltd. 58,075 92
Hong Kong Exchanges & Clearing, Ltd. 10,516 572
Jardine Matheson Holdings, Ltd. 1,800 98
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 24
MTR Corp., Ltd. 14,500 52
Prudential PLC 39,336 498
Sun Hung Kai Properties, Ltd. 12,071 144
Techtronic Industries Co., Ltd. 7,348 88
WH Group, Ltd.(Þ) 155,789 157
2,339
Ireland - 0.4%
AerCap Holdings NV 973 104
AIB Group PLC 13,589 107
Bank of Ireland Group PLC 6,984 93
Kerry Group PLC Class A 494 46
Kingspan Group PLC 1,177 97
447
Israel - 1.1%
Bank Hapoalim BM 13,506 254
Bank Leumi Le-Israel BM 15,528 287
Check Point Software Technologies,
Ltd.(Æ) 1,345 250
Elbit Systems, Ltd. 248 115
ICL Group, Ltd. 21,247 133
Israel Discount Bank, Ltd. Class A 13,502 129
Mizrahi Tefahot Bank, Ltd. 2,060 127
NICE, Ltd.(Æ) 500 78
1,373
Italy - 2.9%
Banco BPM SpA 8,556 109
BPER Banca SpA 9,789 96
Coca-Cola HBC AG 5,982 311
Enel SpA 41,304 364
Eni SpA 13,143 223
FinecoBank Banca Fineco SpA 2,485 53
Generali 8,513 317
Intesa Sanpaolo SpA 57,027 344
Leonardo SpA 2,851 153
Mediobanca Banca di Credito
Finanziario SpA 2,017 44
Moncler SpA 1,026 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poste Italiane SpA (Þ) 5,370 116
Prysmian SpA 892 71
Recordati SpA 1,033 59
Ryanair Holdings PLC 5,871 173
Snam SpA 32,253 187
Telecom Italia SpA (Æ) 99,291 46
Terna - Rete Elettrica Nazionale 11,229 108
UniCredit SpA 7,508 552
Unipol Gruppo SpA 2,569 52
3,433
Japan - 18.4%
Advantest Corp. 3,100 208
Aeon Co., Ltd. 5,000 160
Aisin Corp. 5,500 76
Ajinomoto Co., Inc. 4,800 127
ANA Holdings, Inc. 2,600 48
Asahi Group Holdings, Ltd. 14,300 181
Asahi Kasei Corp. 10,000 69
Asics Corp. 10,400 242
Astellas Pharma, Inc. 10,400 108
Bandai Namco Holdings, Inc. 6,400 207
Bridgestone Corp. 8,000 323
Canon, Inc. 7,200 204
Capcom Co., Ltd. - GDR 5,800 148
Central Japan Railway Co. 4,500 104
Chiba Bank, Ltd. (The) 4,400 41
Chubu Electric Power Co., Inc. 6,600 80
Chugai Pharmaceutical Co., Ltd. 4,200 205
Concordia Financial Group, Ltd. 9,500 63
Dai Nippon Printing Co., Ltd. 3,500 54
Daifuku Co., Ltd. 2,300 59
Dai-ichi Life Holdings, Inc. 27,400 216
Daiichi Sankyo Co., Ltd. 5,400 132
Daikin Industries, Ltd. 1,800 223
Daito Trust Construction Co., Ltd. 600 62
Daiwa House Industry Co., Ltd. 7,500 248
Daiwa Securities Group, Inc. 9,700 67
Denso Corp. 12,100 164
Disco Corp. 400 119
East Japan Railway Co. 6,800 145
ENEOS Holdings, Inc. 23,800 124
Fast Retailing Co., Ltd. 1,000 306
Fuji Electric Co., Ltd. 2,500 124
FUJIFILM Holdings Corp. 8,100 168
Fujikura, Ltd. 3,100 213
Fujitsu, Ltd. 8,000 174
Hankyu Hanshin Holdings, Inc. 3,100 81
Hikari Tsushin, Inc. 200 54
Hitachi, Ltd. 19,600 602
Honda Motor Co., Ltd. 18,100 187
Hoya Corp. 1,700 215
Hulic Co., Ltd. 4,800 46
Idemitsu Kosan Co., Ltd. 8,600 55
IHI Corp. 900 100
Inpex Corp. 6,800 96
Isuzu Motors, Ltd. 7,800 100
ITOCHU Corp. 5,200 274
Japan Exchange Group, Inc. 16,200 158
Japan Post Bank Co., Ltd. Class A 11,500 128

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Holdings Co., Ltd. 16,600 153
Japan Post Insurance Co., Ltd. Class A 2,000 51
Japan Tobacco, Inc. 1,600 46
JFE Holdings, Inc. 3,500 40
Kajima Corp. 5,500 138
Kansai Electric Power Co., Inc. (The) 5,700 68
Kao Corp. 3,400 153
Kawasaki Kisen Kaisha, Ltd. 3,600 51
KDDI Corp. 12,000 197
Keyence Corp. 400 145
Kikkoman Corp. 4,600 40
Kirin Holdings Co., Ltd. 6,600 87
Kobe Bussan Co., Ltd. 2,600 70
Komatsu, Ltd. 4,100 131
Konami Holdings Corp. 1,600 217
Kubota Corp. 8,300 92
Kyocera Corp. 7,900 94
Lasertec Corp. 700 71
LY Corp. 27,500 101
M3, Inc. 5,900 73
Marubeni Corp. 6,700 137
MatsukiyoCocokara & Co. 5,500 113
Minebea Co., Ltd. 2,600 41
Mitsubishi Chemical Group Corp. 8,700 47
Mitsubishi Corp. 9,500 187
Mitsubishi Estate Co., Ltd. 7,900 148
Mitsubishi HC Capital, Inc. 14,800 109
Mitsubishi Heavy Industries, Ltd. 10,600 252
Mitsubishi UFJ Financial Group, Inc. 47,300 655
Mitsui & Co., Ltd. 7,600 155
Mitsui Fudosan Co., Ltd. 19,500 175
Mitsui OSK Lines, Ltd. 2,900 97
Mizuho Financial Group, Inc. 8,500 249
MonotaRO Co., Ltd. 5,200 93
MS&AD Insurance Group Holdings,
Inc. 11,200 239
Murata Manufacturing Co., Ltd. 6,000 89
NEC Corp. 8,000 230
Nidec Corp. 2,300 44
Nintendo Co., Ltd. 2,700 225
Nippon Building Fund, Inc.(ö) 84 77
Nippon Paint Holdings Co., Ltd. 9,800 83
Nippon Steel Corp. 5,400 104
Nippon Telegraph & Telephone Corp. 324,950 328
Nippon Yusen 3,200 112
Nitto Denko Corp. 5,900 122
Nomura Holdings, Inc. 12,600 83
Nomura Research Institute, Ltd. 4,700 186
NTT Data Corp. 1,400 36
Obayashi Corp. 7,000 103
Obic Co., Ltd. 3,700 133
Olympus Corp. 6,300 75
Ono Pharmaceutical Co., Ltd. 8,800 98
Oracle Corp. 600 65
Oriental Land Co., Ltd. 3,500 72
ORIX Corp. 8,500 190
Osaka Gas Co., Ltd. 6,600 166
Otsuka Corp. 2,400 46
Otsuka Holdings Co., Ltd. 1,200 58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pan Pacific International Holdings
Corp. 4,500 151
Panasonic Holdings Corp. 24,100 228
Recruit Holdings Co., Ltd. 5,600 332
Resona Holdings, Inc. 11,900 108
Ricoh Co., Ltd. 9,500 83
Sanrio Co., Ltd. 1,800 73
SBI Holdings, Inc. 3,700 137
SCSK Corp. 2,900 90
Secom Co., Ltd. 5,300 190
Sekisui Chemical Co., Ltd. 10,400 180
Sekisui House, Ltd. 7,200 151
Seven & i Holdings Co., Ltd. 6,100 80
Shimadzu Corp. 2,500 55
Shin-Etsu Chemical Co., Ltd. 4,500 130
Shionogi & Co., Ltd. 13,500 225
SoftBank Corp. 146,300 211
Sompo Holdings, Inc. 5,200 152
Sony Group Corp. 22,300 540
Subaru Corp. 7,792 142
Sumitomo Corp. 6,800 173
Sumitomo Electric Industries, Ltd. 5,100 125
Sumitomo Metal Mining Co., Ltd. 1,700 37
Sumitomo Mitsui Financial Group, Inc. 10,000 253
Sumitomo Mitsui Trust Holdings, Inc. 4,400 115
Suntory Beverage & Food, Ltd. 1,600 48
Suzuki Motor Corp. 23,700 260
Sysmex Corp. 3,900 64
T&D Holdings, Inc. 3,200 78
Taisei Corp. 1,100 66
Taiyo Nippon Sanso Corp. 1,800 64
Takeda Pharmaceutical Co., Ltd. 8,066 222
TDK Corp. 7,100 86
Terumo Corp. 11,700 198
TIS, Inc. 3,500 112
Toho Co., Ltd. 1,600 101
Tokio Marine Holdings, Inc. 10,400 418
Tokyo Electron, Ltd. 2,000 358
Tokyo Gas Co., Ltd. 4,100 137
Toyota Motor Corp. 38,300 684
Toyota Tsusho Corp. 4,900 112
Trend Micro, Inc. 1,800 110
Unicharm Corp. 10,600 74
West Japan Railway Co. 3,500 77
Yakult Honsha Co., Ltd. 2,800 45
Yamaha Motor Co., Ltd. 9,600 69
Zozo , Inc. 5,700 57
22,129
Netherlands - 3.9%
ABN AMRO Bank NV(Þ) 3,341 96
Adyen NV(Æ)(Þ) 393 673
Argenx SE(Æ) 243 163
ASM International NV 324 157
ASML Holding NV 1,886 1,309
ASR Nederland NV 1,680 112
BE Semiconductor Industries NV 428 58
Euronext NV(Þ) 735 118
EXOR NV 1,446 139
Ferrari NV 534 234

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken Holding NV 1,693 114
ING Groep NV 9,843 229
JDE Peet's NV 2,283 68
Koninklijke Ahold Delhaize NV 9,919 391
Koninklijke KPN NV 40,274 180
Koninklijke Philips NV 2,716 71
NN Group NV 2,891 194
Randstad NV 1,888 90
Universal Music Group NV 5,032 145
Wolters Kluwer NV 1,179 183
4,724
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 4,165 90
Xero , Ltd.(Æ) 786 90
180
Norway - 1.0%
Aker BP ASA 4,251 102
DNB Bank ASA 6,571 167
Equinor ASA Class N 10,829 278
Gjensidige Forsikring ASA 2,293 60
Kongsberg Gruppen ASA 5,681 170
Mowi ASA 2,521 47
Norsk Hydro ASA 23,435 139
Orkla ASA 10,305 109
Telenor ASA 9,989 153
1,225
Portugal - 0.3%
EDP SA 30,531 132
Galp Energia SGPS SA Class B 6,063 115
Jeronimo Martins SGPS SA 5,272 128
375
Singapore - 1.7%
CapitaLand Integrated Commercial
Trust Class A(ö) 51,278 87
DBS Group Holdings, Ltd. 10,036 368
Grab Holdings, Ltd. Class A(Æ) 12,861 63
Keppel Corp., Ltd. 11,900 77
Oversea-Chinese Banking Corp., Ltd. 22,779 295
SEA, Ltd. - ADR(Æ) 1,110 174
Sembcorp Industries, Ltd. 13,800 82
Singapore Airlines, Ltd. 13,500 70
Singapore Exchange, Ltd. 18,500 227
Singapore Technologies Engineering,
Ltd. 13,400 90
Singapore Telecommunications, Ltd. 32,800 98
STMicroelectronics NV 4,160 106
United Overseas Bank, Ltd. 9,700 267
2,004
Spain - 2.7%
Acciona SA 364 70
ACS Actividades de Construccion y
Servicios SA 1,066 73
Aena SME SA(Þ) 6,860 185
Amadeus IT Group SA Class A 3,454 277
Banco Bilbao Vizcaya Argentaria SA 26,384 440
Banco de Sabadell SA 34,559 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander SA 58,757 505
Bankinter SA 5,068 72
CaixaBank SA 19,412 183
Cellnex Telecom SA(Þ) 2,425 85
Endesa SA 5,064 146
Grifols SA(Æ) 5,370 80
Iberdrola SA 22,366 393
Industria de Diseno Textil SA 3,551 170
Redeia Corp. SA 3,482 68
Repsol SA 10,120 153
Telefonica SA 37,123 192
3,220
Sweden - 2.4%
AddTech AB Class B 2,204 74
Alfa Laval AB 2,820 122
Assa Abloy AB Class B 3,589 118
Atlas Copco AB Class A 9,386 142
Boliden AB(Æ) 4,286 131
Epiroc AB Class A 4,378 89
EQT AB 2,086 69
Essity Aktiebolag Class B 3,718 92
Evolution AB(Þ) 1,337 119
Fastighets AB Balder Class B(Æ) 12,661 85
Indutrade AB 2,542 62
Investor AB Class B 3,775 109
Lifco AB Class B 3,309 118
Saab AB Class B 2,537 138
Sandvik AB 2,442 60
Securitas AB Class B 8,934 132
Skandinaviska Enskilda Banken AB
Class A 8,270 144
Skanska AB Class B 4,690 109
SKF AB Class B 5,379 125
Svenska Handelsbanken AB Class A 13,382 163
Swedbank AB Class A 6,389 170
Swedish Orphan Biovitrum AB Class
B(Æ) 1,259 35
Tele2 AB Class B 6,675 103
Telefonaktiebolaget LM Ericsson Class
B 17,332 126
Telia Co. AB 17,893 63
Volvo AB Class B 6,602 189
2,887
Switzerland - 3.6%
ABB, Ltd. 5,922 388
Baloise Holding AG 336 80
Chocoladefabriken Lindt & Spruengli
AG 18 397
Cie Financiere Richemont SA Class A 1,107 180
DSM- Firmenich AG 722 69
EMS- Chemie Holding AG 59 46
Galderma Group AG 351 55
Geberit AG 259 198
Givaudan SA 21 88
Helvetia Holding AG 312 75
Julius Baer Group, Ltd. 857 58
Kuehne & Nagel International AG 282 57
Logitech International SA 885 82
Lonza Group AG 319 223

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Partners Group Holding AG 32 43
Sandoz Group AG 1,053 60
Schindler Holding AG 601 218
SGS SA 1,454 147
Sonova Holding AG 265 72
Straumann Holding AG 837 101
Swiss Life Holding AG 123 127
Swiss Prime Site AG Class A 1,287 178
Swisscom AG 298 207
UBS Group AG 15,795 587
VAT Group AG(Þ) 242 85
Zurich Insurance Group AG 685 466
4,287
United Kingdom - 9.6%
3i Group PLC 8,428 461
Admiral Group PLC 3,517 159
Ashtead Group PLC 2,870 192
Associated British Foods PLC 3,528 102
AstraZeneca PLC 7,503 1,094
Auto Trader Group PLC(Þ) 10,946 121
Aviva PLC 17,065 146
BAE Systems PLC 18,630 443
Barclays PLC 76,234 371
British American Tobacco PLC 12,234 655
BT Group PLC 90,127 246
Centrica PLC 107,517 233
CK Hutchison Holdings, Ltd. Class B 18,758 123
Coca-Cola Europacific Partners PLC 625 61
Compass Group PLC 4,963 174
DCC PLC 1,656 104
Diageo PLC 5,891 144
Halma PLC 6,066 260
Hikma Pharmaceuticals PLC 1,984 51
HSBC Holdings PLC 85,469 1,039
Imperial Tobacco Group PLC 9,368 365
International Consolidated Airlines
Group SA 32,560 164
Intertek Group PLC 1,761 115
J Sainsbury PLC 16,802 67
Kingfisher PLC 24,835 88
Lloyds Banking Group PLC 326,165 334
London Stock Exchange Group PLC 2,259 276
Marks & Spencer Group PLC 19,350 89
National Grid PLC 22,315 313
NatWest Group PLC 40,895 284
Next PLC 1,803 293
Pearson PLC 4,084 58
Reckitt Benckiser Group PLC 2,196 164
RELX PLC 8,224 426
Rolls-Royce Holdings PLC 39,490 557
Sage Group PLC (The) 11,229 180
Smith & Nephew PLC 11,474 176
Smiths Group PLC 7,522 233
SSE PLC 2,901 71
Standard Chartered PLC 15,062 270
Tesco PLC 19,634 110
Unilever PLC 8,139 473
United Utilities Group PLC 4,948 74
Vodafone Group PLC 124,291 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 8,038 43
11,537
United States - 7.4%
Alcon, Inc. 653 57
Amrize , Ltd.(Æ) 3,054 154
BP PLC 43,559 233
CSL, Ltd. 1,337 232
CyberArk Software, Ltd.(Æ) 583 240
Experian PLC 5,441 287
Ferrovial SE 1,545 79
GSK PLC 24,090 444
Haleon PLC 32,293 152
Holcim AG(Æ) 3,172 252
monday.com, Ltd.(Æ) 292 77
Nestle SA 11,772 1,027
Novartis AG 9,611 1,088
QIAGEN NV 1,339 67
Roche Holding AG 3,876 1,219
Sanofi SA 4,778 434
Schneider Electric SE 2,052 535
Shell PLC 34,673 1,244
Spotify Technology SA(Æ) 822 515
Stellantis NV 19,723 174
Swiss Re AG 1,689 301
Tenaris SA 5,772 102
8,913
Total Common Stocks
(cost $72,425) 113,290
Preferred Stocks - 0.6%
Germany - 0.6%
Dr Ing hc F Porsche AG
4.991% (Ÿ)(Þ) 2,185 111
Henkel AG & Co. KGaA
2.782% (Ÿ) 3,373 260
Porsche Automobil Holding SE
5.157% (Ÿ) 1,938 78
Volkswagen AG
6.294% (Ÿ) 2,887 304
753
Total Preferred Stocks
(cost $786) 753
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 4,245,974 (∞) 4,245
Total Short-Term Investments
(cost $4,245) 4,245

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.4%
(identified cost $77,456) 118,288
Other Assets and Liabilities,
Net - 1.6%
1,881
Net Assets - 100.0%
120,169

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 06/06/22 EUR 3,341 11 .68 39
96
Adyen NV 12/20/19 EUR 393 1,325 .73 521
673
Aena SME SA 06/16/23 EUR 6,860 17 .21 118
185
Amundi SA 01/10/17 EUR 596 52 .76 31
44
Auto Trader Group PLC 12/11/20 GBP 10,946 7 .37 81
121
Cellnex Telecom SA 10/21/22 EUR 2,425 31 .78 77
85
Dr Ing hc F Porsche AG 03/22/23 EUR 2,185 70 .37 154
111
Euronext NV 10/21/22 EUR 735 62 .72 46
118
Evolution AB 11/24/20 SEK 1,337 75 .89 101
119
Hydro One, Ltd. 06/16/23 CAD 2,644 31 .71 84
93
La Francaise des Jeux SAEM 10/21/22 EUR 1,701 35 .32 60
53
Poste Italiane SpA 04/06/17 EUR 5,370 6 .63 36
116
Scout24 SE 10/21/22 EUR 1,177 74 .06 87
158
Siemens Healthineers AG 04/14/20 EUR 1,032 41 .17 42
56
VAT Group AG 02/04/22 CHF 242 349 .18 85
85
WH Group, Ltd. 03/18/20 HKD 155,789 0 .83 130
157
Zalando SE 06/16/23 EUR 3,476 32 .25 112 102
2,372
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 33 EUR 1,762 09/25
12
FTSE 100 Index Futures 10 GBP 912 09/25
35
MSCI Emerging Markets Index Futures 17 USD 1,053 09/25
33
S&P/TSX 60 Index Futures 5 CAD 1,621 09/25
31
SPI 200 Index Futures 3 AUD 653 09/25
8
TOPIX Index Futures 3 JPY 88,470 09/25 33
Short Positions
Hang Seng Index Futures 4 HKD 4,949 08/25
16
MSCI Singapore Index Futures 20 SGD 844 08/25
6
S&P 500 E-Mini Index Futures 1 USD 319 09/25 (14)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 160
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 228 CAD 310 09/17/25 (4)
Bank of America USD 495 EUR 420 09/17/25 (14)
Bank of America USD 178 GBP 130 09/17/25 (7)
Bank of America USD 277 JPY 39,740 09/17/25 (12)
Bank of America CHF 320 USD 394 09/17/25 (2)
Bank of America EUR 640 USD 736 09/17/25 4

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 285 USD 386 09/17/25 10
Royal Bank of Canada USD 490 AUD 751 09/17/25 (7)
Royal Bank of Canada USD 493 CAD 671 09/17/25 (8)
Royal Bank of Canada USD 529 EUR 458 09/17/25 (5)
Royal Bank of Canada USD 454 GBP 335 09/17/25 (12)
Royal Bank of Canada USD 89 HKD 695 09/17/25 —
Royal Bank of Canada USD 860 JPY 122,959 09/17/25 (40)
Royal Bank of Canada CHF 998 USD 1,232 09/17/25 (3)
Royal Bank of Canada NOK 2,875 USD 285 09/17/25 7
Royal Bank of Canada NZD 152 USD 92 09/17/25 2
Royal Bank of Canada SEK 2,197 USD 232 09/17/25 7
State Street USD 490 AUD 751 09/17/25 (7)
State Street USD 493 CAD 671 09/17/25 (8)
State Street USD 529 EUR 458 09/17/25 (5)
State Street USD 453 GBP 335 09/17/25 (11)
State Street USD 89 HKD 695 09/17/25 —
State Street USD 859 JPY 122,959 09/17/25 (40)
State Street CHF 998 USD 1,232 09/17/25 (3)
State Street NOK 2,875 USD 285 09/17/25 7
State Street NZD 152 USD 92 09/17/25 2
State Street SEK 2,197 USD 231 09/17/25 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (143)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 6,791 $ —
$ —
$ 6,791
Austria — 285 —
—
285
Belgium — 680 —
—
680
Brazil 145 114 —
—
259
Canada 12,642 — —
—
12,642
Chile — 37 —
—
37
China — 656 —
—
656
Denmark — 1,793 —
—
1,793
Finland — 1,072 —
—
1,072
France — 9,404 —
—
9,404
Germany — 10,598 —
—
10,598
Hong Kong 108 2,207 24
—
2,339
Ireland 104 343 —
—
447
Israel 250 1,123 —
—
1,373
Italy — 3,433 —
—
3,433

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Japan — 22,129 —
—
22,129
Netherlands — 4,724 —
—
4,724
New Zealand — 180 —
—
180
Norway — 1,225 —
—
1,225
Portugal — 375 —
—
375
Singapore 237 1,767 —
—
2,004
Spain — 3,220 —
—
3,220
Sweden — 2,887 —
—
2,887
Switzerland — 4,287 —
—
4,287
United Kingdom 61 11,476 —
—
11,537
United States 986 7,927 —
—
8,913
Preferred Stocks — 753 — — 753
Warrants and Rights — — — — —
Short-Term Investments — — — 4,245 4,245
Total Investments 14,533 99,486 24 4,245 118,288
Other Financial Instruments
Assets
Futures Contracts 174 — — — 174
Foreign Currency Exchange Contracts — 45 — — 45
Liabilities
Futures Contracts (14) — — — (14)
Foreign Currency Exchange Contracts — (188) — — (188)
Total Other Financial Instruments
*
$ 160 $ (143) $ — $ — $ 17
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Multifactor International Equity Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
13,466
Consumer Staples ...............................................................................
7,267
Energy ................................................................................................
5,213
Financial Services ..............................................................................
32,493
Health Care ........................................................................................
10,621
Materials and Processing ...................................................................
9,524
Producer Durables ..............................................................................
15,442
Technology .........................................................................................
11,465
Utilities ...............................................................................................
7,799
Preferred Stocks
Consumer Discretionary ....................................................................
493
Consumer Staples ...............................................................................
260
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
4,245
Total Investments ............................................................................... 118,288
T ransactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,582 $ 58,635 $ 55,972 $ — $ — $ 4,245 $ 138 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Australia - 2.0%
Aristocrat Leisure, Ltd. 10,600 473
ASX, Ltd. 6,818 306
BHP Group, Ltd. 147,549 3,742
Brambles, Ltd. 56,274 860
Coles Group, Ltd. 52,973 706
Commonwealth Bank of Australia 14,420 1,638
Computershare, Ltd. 15,185 408
Evolution Mining, Ltd. 67,890 309
Medibank Pvt , Ltd. 80,367 262
Northern Star Resources, Ltd. 56,605 565
Pro Medicus , Ltd. 1,736 354
Qantas Airways, Ltd. 46,798 323
QBE Insurance Group, Ltd. 201,729 2,976
Rio Tinto PLC 45,437 2,698
Rio Tinto, Ltd. 2,745 195
Sigma Healthcare, Ltd.(Æ) 174,217 323
Suncorp Group, Ltd. 84,867 1,136
Telstra Group, Ltd. 508,975 1,623
Transurban Group(Æ) 80,913 718
Wesfarmers, Ltd. 23,043 1,263
Westpac Banking Corp. 23,159 500
21,378
Austria - 0.8%
ams -OSRAM AG(Æ) 28,579 376
Erste Group Bank AG 73,590 6,729
Mondi PLC 82,756 1,121
8,226
Belgium - 0.3%
Ageas SA 27,413 1,853
Anheuser-Busch InBev SA 10,055 582
KBC Groep NV 3,686 386
Proximus SADP 45,465 378
3,199
Brazil - 1.1%
Ambev SA 935,995 2,083
Banco Bradesco SA - ADR 819,582 2,270
Banco do Brasil SA 235,016 827
Lojas Renner SA 353,630 1,027
MercadoLibre , Inc.(Æ) 885 2,101
Natura Cosmeticos SA(Æ) 265,295 428
Telefonica Brasil SA 352,800 1,983
Ultrapar Participacoes SA 175,075 537
Wheaton Precious Metals Corp. 4,496 411
11,667
Burkina Faso - 0.1%
Endeavour Mining PLC 22,382 672
Canada - 3.6%
Agnico Eagle Mines, Ltd. 8,107 1,006
Bank of Montreal 2,956 326
Barrick Mining Corp. 71,882 1,518
Brookfield Asset Management, Inc.
Class A 5,552 342
Canadian Imperial Bank of Commerce 8,222 588
Canadian Natural Resources, Ltd. 10,085 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CCL Industries, Inc. Class B 5,370 300
Constellation Software, Inc. 268 925
Dollarama , Inc. 20,027 2,737
Enbridge, Inc. 23,921 1,083
Fairfax Financial Holdings, Ltd. 525 929
Franco-Nevada Corp. Class T 2,251 359
Great-West Lifeco , Inc. 36,766 1,381
iA Financial Corp., Inc. 10,100 989
Imperial Oil, Ltd. 24,711 2,060
Intact Financial Corp. 4,086 845
Kinross Gold Corp. 44,918 719
Loblaw Cos., Ltd. 4,003 647
Magna International, Inc. Class A 67,768 2,779
Manulife Financial Corp. 77,680 2,403
Metro, Inc. Class A 3,785 289
RB Global, Inc. 2,980 323
Royal Bank of Canada 37,479 4,809
Saputo, Inc. 23,643 496
Shopify, Inc. Class A(Æ) 30,351 3,709
Stantec , Inc. 22,213 2,428
Sun Life Financial, Inc. 43,951 2,680
Suncor Energy, Inc. 7,305 288
Tourmaline Oil Corp. 33,087 1,408
WSP Global, Inc. 1,692 348
39,033
China - 3.6%
Alibaba Group Holding, Ltd. 263,300 3,884
Baidu, Inc. Class A(Æ) 98,050 1,074
Bank of China (Hong Kong), Ltd. 104,500 470
China Mengniu Dairy Co., Ltd. 273,000 570
China Merchants Bank Co., Ltd. Class
H 167,000 1,085
China Overseas Land & Investment,
Ltd. 968,000 1,678
Haier Smart Home Co., Ltd. Class H 565,400 1,780
Prosus NV 12,570 719
Tencent Holdings, Ltd. 228,388 16,010
Trip.com Group, Ltd. - ADR 133,195 8,251
Weichai Power Co., Ltd. Class H 485,000 1,029
Xiaomi Corp. Class B(Æ)(Þ) 235,400 1,574
Yangzijiang Shipbuilding Holdings,
Ltd. 243,200 477
38,601
Denmark - 1.5%
AP Moller - Maersk A/S Class B 171 337
Carlsberg A/S Class B 8,996 1,123
Danske Bank A/S 106,408 4,216
DSV A/S 9,918 2,206
Novo Nordisk A/S Class B 181,109 8,360
Novonesis ( Novozymes ) B Class B 1,619 105
16,347
Finland - 0.8%
Elisa OYJ 14,422 741
Nokia OYJ 1,024,448 4,172
Nordea Bank Abp 21,027 306
Sampo OYJ Class A 241,215 2,586

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wartsila OYJ Abp Class B 47,363 1,305
9,110
France - 8.3%
Accor SA 78,730 4,001
Airbus SE 12,825 2,568
Amundi SA(Þ) 39,794 2,946
Arkema SA 48,583 3,312
AXA SA 66,381 3,226
BNP Paribas SA 37,250 3,393
Bureau Veritas SA 84,759 2,605
Capgemini SE 15,815 2,356
Carrefour SA 96,629 1,385
Cie de Saint-Gobain SA 21,440 2,446
Cie Generale des Etablissements
Michelin SCA 92,416 3,291
Credit Agricole SA 99,729 1,835
Danone SA 38,599 3,166
Dassault Aviation SA 5,653 1,755
Engie SA 148,853 3,344
EssilorLuxottica SA 2,268 673
Hermes International 1,075 2,626
L'Air Liquide SA Class A 3,440 677
L'Oreal SA 4,102 1,817
LVMH Moet Hennessy Louis Vuitton
SE 15,926 8,563
Orange SA 183,121 2,784
Publicis Groupe SA 24,936 2,262
Renault SA 24,074 877
Rexel SA Class H 150,603 4,536
Safran SA 9,376 3,088
Sartorius Stedim Biotech 24,655 4,938
Societe Generale SA 76,552 4,874
Teleperformance 42,350 4,135
Thales SA 1,351 362
TotalEnergies SE 60,738 3,609
Valeo SE 69,985 765
Vinci SA 7,625 1,056
89,271
Germany - 8.3%
adidas AG 8,863 1,699
Allianz SE 6,231 2,468
BASF SE 113,208 5,568
Bayer AG 82,531 2,571
Continental AG 58,967 5,061
CTS Eventim AG & Co. KGaA 43,030 4,864
Daimler Truck Holding AG 154,208 7,534
Deutsche Bank AG 15,637 516
Deutsche Boerse AG 22,397 6,485
Deutsche Post AG 10,096 454
Deutsche Telekom AG 38,624 1,384
E.ON SE 26,241 478
Evonik Industries AG 140,961 2,809
Fresenius Medical Care AG 62,483 3,166
Fresenius SE & Co. KGaA 53,831 2,572
GEA Group AG 16,292 1,174
Hannover Rueck SE 8,402 2,556
Heidelberg Materials AG 5,810 1,342
Infineon Technologies AG 55,844 2,206
Mercedes-Benz Group AG 42,923 2,453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MTU Aero Engines AG 16,577 7,130
Muenchener Rueckversicherungs-
Gesellschaft AG 5,202 3,418
Rheinmetall AG 2,477 4,870
SAP SE 24,952 7,143
Siemens AG 9,060 2,323
Siemens Energy AG(Æ) 7,328 852
Symrise AG 72,327 6,561
89,657
Hong Kong - 2.0%
AIA Group, Ltd. 799,375 7,479
ASMPT, Ltd. 55,800 471
CK Asset Holdings, Ltd. 252,157 1,153
CLP Holdings, Ltd. 165,000 1,433
Hong Kong Exchanges & Clearing, Ltd. 24,700 1,345
Power Assets Holdings, Ltd. 143,500 945
Prudential PLC 492,998 6,240
Sino Land Co., Ltd. 576,000 663
Sun Hung Kai Properties, Ltd. 28,500 339
WH Group, Ltd.(Þ) 1,444,000 1,455
21,523
India - 1.1%
Axis Bank, Ltd. - GDR(Þ) 24,854 1,507
HDFC Bank, Ltd. - ADR 99,811 7,663
Larsen & Toubro, Ltd. - GDR(Þ) 51,883 2,121
11,291
Indonesia - 0.2%
Bank Negara Indonesia Persero Tbk PT 1,962,300 474
Bank Rakyat Indonesia Persero Tbk PT 5,589,800 1,247
1,721
Ireland - 1.1%
AIB Group PLC 215,457 1,693
Bank of Ireland Group PLC 422,992 5,663
Flutter Entertainment PLC(Æ) 14,527 4,406
11,762
Israel - 0.2%
Bank Hapoalim BM 22,743 427
Bank Leumi Le-Israel BM 25,511 472
Check Point Software Technologies,
Ltd.(Æ) 3,862 719
1,618
Italy - 3.4%
BPER Banca SpA 227,048 2,232
Coca-Cola HBC AG 29,718 1,546
Davide Campari-Milano SpA 637,355 4,403
Enel SpA 441,454 3,892
Eni SpA 174,211 2,955
FinecoBank Banca Fineco SpA 423,281 9,023
Generali 9,020 336
Intesa Sanpaolo SpA 87,670 529
Moncler SpA 15,183 808
Recordati SpA 11,220 645
Ryanair Holdings PLC 11,729 345
Ryanair Holdings PLC - ADR 42,917 2,672
Snam SpA 55,324 320

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terna - Rete Elettrica Nazionale 23,893 230
UniCredit SpA 84,910 6,247
36,183
Japan - 16.2%
Advantest Corp. 37,600 2,520
Aeon Co., Ltd. 10,600 339
Ajinomoto Co., Inc. 21,388 565
Alfresa Holdings Corp. 35,000 508
Alps Alpine Co., Ltd. 34,100 359
Amada Co., Ltd. 38,200 429
Asahi Group Holdings, Ltd. 16,800 213
Asics Corp. 30,700 716
Bandai Namco Holdings, Inc. 22,400 724
Bridgestone Corp. 97,000 3,920
Canon, Inc. 76,700 2,170
Capcom Co., Ltd. 13,000 332
Chiba Bank, Ltd. (The) 166,100 1,549
Chugai Pharmaceutical Co., Ltd. 46,000 2,242
Daifuku Co., Ltd. 12,500 319
Dai-ichi Life Holdings, Inc. 107,700 849
Daiichi Sankyo Co., Ltd. 20,400 500
Daikin Industries, Ltd. 22,100 2,738
Daito Trust Construction Co., Ltd. 8,300 852
Daiwa House Industry Co., Ltd. 13,500 446
Denso Corp. 157,400 2,129
Dentsu , Inc. 62,300 1,224
East Japan Railway Co. 17,700 377
Eisai Co., Ltd. 15,110 426
FANUC Corp. 80,500 2,255
Fast Retailing Co., Ltd. 3,900 1,192
Fujikura, Ltd. 8,300 570
Fujitsu, Ltd. 44,600 970
Fukuoka Financial Group, Inc. 56,500 1,540
Hakuhodo DY Holdings, Inc. 79,700 628
Hino Motors, Ltd.(Æ) 99,200 241
Hitachi, Ltd. 147,000 4,516
Honda Motor Co., Ltd. 134,574 1,389
Horiba, Ltd. 8,800 650
IHI Corp. 4,400 491
Iida Group Holdings Co., Ltd. 55,200 775
Isuzu Motors, Ltd. 9,800 126
Japan Airlines Co., Ltd. 35,700 709
Japan Post Insurance Co., Ltd. Class A 64,300 1,640
Japan Tobacco, Inc. 82,700 2,360
JGC Holdings Corp. 57,600 513
Kajima Corp. 24,700 618
KDDI Corp. 24,900 409
Keyence Corp. 17,300 6,255
Kirin Holdings Co., Ltd. 30,800 407
Kobe Bussan Co., Ltd. 10,000 270
Koito Manufacturing Co., Ltd. 95,200 1,214
Komatsu, Ltd. 82,600 2,641
Konami Holdings Corp. 3,800 514
Kubota Corp. 149,100 1,656
Kyocera Corp. 118,000 1,411
Makita Corp. 3,153 97
MatsukiyoCocokara & Co. 15,500 318
MEIJI Holdings Co., Ltd. 18,200 369
Minebea Co., Ltd. 198,500 3,126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Estate Co., Ltd. 107,300 2,007
Mitsubishi Gas Chemical Co., Inc. 35,500 612
Mitsubishi Heavy Industries, Ltd. 50,300 1,198
Mitsubishi UFJ Financial Group, Inc. 106,122 1,470
Mitsui Fudosan Co., Ltd. 34,700 311
Mizuho Financial Group, Inc. 32,700 959
MS&AD Insurance Group Holdings,
Inc. 105,600 2,250
Murata Manufacturing Co., Ltd. 398,600 5,917
NEC Corp. 28,000 806
Nikon Corp. 40,700 395
Nintendo Co., Ltd. 31,400 2,621
Nippon Telegraph & Telephone Corp. 324,700 328
Nippon Television Holdings, Inc. 41,000 892
Nissan Motor Co., Ltd. 334,400 711
Nitto Denko Corp. 281,900 5,818
Nomura Research Institute, Ltd. 14,200 563
Obayashi Corp. 32,600 479
Obic Co., Ltd. 7,000 251
Olympus Corp. 264,200 3,152
Ono Pharmaceutical Co., Ltd. 27,592 307
Oracle Corp. 2,600 282
Osaka Gas Co., Ltd. 12,100 305
Otsuka Holdings Co., Ltd. 13,900 670
Pan Pacific International Holdings
Corp. 13,300 446
Panasonic Holdings Corp. 79,300 750
Persol Holdings Co., Ltd. 479,300 917
Recruit Holdings Co., Ltd. 16,300 967
Resona Holdings, Inc. 679,300 6,168
Rinnai Corp. 32,200 793
Rohm Co., Ltd. 117,000 1,467
Sanrio Co., Ltd. 6,700 273
SCREEN Holdings Co., Ltd. 12,300 967
Secom Co., Ltd. 12,800 458
Sega Sammy Holdings, Inc. 24,600 503
Sekisui Chemical Co., Ltd. 57,400 996
Shin-Etsu Chemical Co., Ltd. 188,570 5,440
Shionogi & Co., Ltd. 101,500 1,691
SMC Corp. 4,200 1,481
SoftBank Corp. 2,103,300 3,038
Sompo Holdings, Inc. 100,700 2,951
Sony Group Corp. 201,150 4,868
Stanley Electric Co., Ltd. 38,223 721
Subaru Corp. 61,088 1,115
Sumitomo Heavy Industries, Ltd. 26,900 596
Sumitomo Mitsui Financial Group, Inc. 49,000 1,238
Sumitomo Mitsui Trust Holdings, Inc. 80,900 2,112
Sumitomo Rubber Industries, Ltd. 51,000 581
Suntory Beverage & Food, Ltd. 114,000 3,441
Suzuki Motor Corp. 59,300 650
T&D Holdings, Inc. 163,800 3,992
Taiheiyo Cement Corp. 17,000 416
Taisei Corp. 7,500 449
Takeda Pharmaceutical Co., Ltd. 78,200 2,149
TDK Corp. 305,500 3,717
THK Co., Ltd. 21,100 591
Toho Co., Ltd. 5,500 346
Tokio Marine Holdings, Inc. 94,500 3,797
Tokyo Electron, Ltd. 38,268 6,853

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toray Industries, Inc. 301,000 2,056
Toyota Motor Corp. 39,400 704
Trend Micro, Inc. 4,700 286
Tsuruha Holdings, Inc. 13,600 1,000
Unicharm Corp. 495,300 3,461
Yamato Holdings Co., Ltd. 72,584 1,051
174,116
Luxembourg - 0.4%
ArcelorMittal SA 129,568 4,099
RTL Group SA 11,186 441
4,540
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 866,883 4,243
Mexico - 0.2%
America Movil SAB de CV - ADR 80,426 1,453
Fresnillo PLC 33,426 618
2,071
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 95,281 2,744
Adyen NV(Æ)(Þ) 1,703 2,917
Argenx SE(Æ) 3,300 2,207
ASML Holding NV 8,172 5,670
Ferrari NV 5,275 2,308
Heineken NV 13,610 1,070
ING Groep NV 304,399 7,073
Koninklijke Ahold Delhaize NV 13,509 533
Koninklijke KPN NV 472,956 2,114
Koninklijke Philips NV 136,981 3,582
NN Group NV 35,995 2,421
Randstad NV 94,241 4,473
Universal Music Group NV 358,025 10,302
VEON, Ltd. - ADR(Æ) 7,343 402
47,816
New Zealand - 0.1%
Contact Energy, Ltd. 75,598 406
Meridian Energy, Ltd. 123,145 413
819
Norway - 0.8%
DNB Bank ASA 99,024 2,511
Equinor ASA Class N 151,139 3,883
Gjensidige Forsikring ASA 21,635 568
Kongsberg Gruppen ASA 16,606 497
Norsk Hydro ASA 22,543 134
Orkla ASA 94,338 994
Telenor ASA 20,996 322
8,909
Poland - 0.3%
Zabka Group SA(Æ) 626,924 3,464
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 2.1%
DBS Group Holdings, Ltd. 96,880 3,556
Grab Holdings, Ltd. Class A(Æ) 1,056,388 5,166
Oversea-Chinese Banking Corp., Ltd. 218,560 2,828
Sea, Ltd. - ADR(Æ) 47,991 7,518
Singapore Exchange, Ltd. 47,200 579
Singapore Technologies Engineering,
Ltd. 52,100 350
Singapore Telecommunications, Ltd. 1,006,100 3,000
22,997
South Africa - 0.3%
Anglo American PLC 30,424 860
MTN Group, Ltd. 200,041 1,684
Old Mutual, Ltd. 1,068,638 745
Valterra Platinum, Ltd. 3,534 157
3,446
South Korea - 1.6%
Coway Co., Ltd. 7,613 596
Hankook Tire & Technology Co., Ltd. 13,952 446
Hyundai Mobis Co., Ltd. 7,314 1,547
KB Financial Group, Inc. 20,880 1,661
KT Corp. - ADR 76,675 1,548
Samsung Electronics Co., Ltd. 81,849 4,184
Shinhan Financial Group Co., Ltd. 79,094 3,859
SK Hynix, Inc. 11,377 2,207
SK Telecom Co., Ltd. 29,266 1,183
17,231
Spain - 1.3%
Aena SME SA(Þ) 14,510 391
Banco Bilbao Vizcaya Argentaria SA 49,856 832
Banco Santander SA 109,343 939
CaixaBank SA 145,229 1,366
Endesa SA 42,027 1,215
Iberdrola SA 67,142 1,179
Industria de Diseno Textil SA 169,444 8,101
Telefonica SA 75,688 391
14,414
Sweden - 1.3%
Assa Abloy AB Class B 34,856 1,146
Atlas Copco AB Class A 119,025 1,803
Atlas Copco AB Class B 150,395 2,024
Essity Aktiebolag Class B 61,720 1,520
Industrivarden AB Class C 14,579 538
Investor AB Class B 10,971 318
Lifco AB Class B 7,942 283
Saab AB Class B 9,100 495
Skanska AB Class B 32,045 745
SKF AB Class B 67,516 1,572
Svenska Cellulosa AB SCA Class B 57,207 717
Svenska Handelsbanken AB Class A 24,410 298
Tele2 AB Class B 51,551 796

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonaktiebolaget LM Ericsson Class
B 223,292 1,620
13,875
Switzerland - 4.1%
ABB, Ltd. 17,422 1,140
Adecco Group AG 33,523 1,051
Chocoladefabriken Lindt & Spruengli
AG 35 779
Cie Financiere Richemont SA Class A 5,821 947
Galderma Group AG 17,839 2,770
Geberit AG 418 319
Julius Baer Group, Ltd. 51,203 3,444
Lonza Group AG 11,051 7,723
Partners Group Holding AG 1,512 2,028
Schindler Holding AG 1,583 573
SGS SA 17,461 1,771
Swatch Group AG (The) Class B 7,114 1,259
Swisscom AG 843 586
UBS Group AG 450,902 16,756
Zurich Insurance Group AG 4,728 3,217
44,363
Taiwan - 2.9%
Delta Electronics, Inc. 127,000 2,400
E Ink Holdings, Inc. 159,000 1,086
MediaTek , Inc. 39,000 1,779
Taiwan Semiconductor Manufacturing
Co., Ltd. 310,000 11,975
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 57,576 13,911
31,151
Thailand - 0.2%
Kasikornbank PCL - NVDR 463,600 2,287
United Kingdom - 10.1%
3i Group PLC 18,314 1,001
AstraZeneca PLC 35,833 5,226
Auto Trader Group PLC(Þ) 22,671 250
Babcock International Group PLC 30,999 424
BAE Systems PLC 36,994 881
Barclays PLC 708,050 3,449
British American Tobacco PLC 114,205 6,114
British Land Co. PLC (The)(ö) 168,518 776
BT Group PLC 915,651 2,500
Burberry Group PLC(Æ) 70,501 1,193
CK Hutchison Holdings, Ltd. Class B 184,631 1,209
Compass Group PLC 211,723 7,441
Croda International PLC 12,492 430
DCC PLC 13,884 871
Diageo PLC 36,534 892
Diploma PLC 73,999 5,244
easyJet PLC 227,470 1,480
Halma PLC 14,322 613
Hikma Pharmaceuticals PLC 18,045 467
HSBC Holdings PLC 529,449 6,435
Imperial Tobacco Group PLC 7,706 300
Intermediate Capital Group PLC 72,755 2,084
International Consolidated Airlines
Group SA 73,767 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intertek Group PLC 95,475 6,208
J Sainsbury PLC 1,095,373 4,386
Kingfisher PLC 326,514 1,163
Land Securities Group PLC(ö) 146,323 1,113
Lloyds Banking Group PLC 354,564 363
London Stock Exchange Group PLC 33,712 4,112
National Grid PLC 62,000 871
NatWest Group PLC 185,723 1,289
Next PLC 4,411 716
Reckitt Benckiser Group PLC 113,488 8,480
RELX PLC 207,018 10,730
Rolls Royce Holdings PLC 267,987 3,780
Schroders PLC 68,254 351
Smiths Group PLC 10,481 325
Standard Chartered PLC 311,059 5,571
Tate & Lyle PLC 114,538 809
Tesco PLC 312,826 1,756
Travis Perkins PLC 81,159 583
Unilever PLC 65,202 3,792
Wise PLC Class A(Æ) 153,786 2,056
WPP PLC 205,637 1,112
109,217
United States - 9.5%
Alcon, Inc. 16,805 1,474
Amdocs, Ltd. 43,333 3,699
Amrize , Ltd.(Æ) 29,567 1,495
Aon PLC Class A 9,792 3,483
BP PLC 496,809 2,662
CyberArk Software, Ltd.(Æ) 1,490 613
Experian PLC 9,267 488
Ferrovial SE 7,232 370
GSK PLC 377,814 6,959
Haleon PLC 1,928,955 9,085
Holcim AG(Æ) 24,851 1,970
James Hardie Industries PLC(Æ) 46,814 1,234
Linde PLC 19,550 8,998
Medtronic PLC 28,491 2,571
Nestle SA 51,676 4,507
Novartis AG 59,037 6,683
Roche Holding AG 26,446 8,298
Sanofi SA 82,693 7,514
Schneider Electric SE 53,213 13,885
Shell PLC 282,662 10,149
Spotify Technology SA(Æ) 5,572 3,491
Swiss Re AG 13,223 2,360
Tenaris SA 46,801 823
102,811
Total Common Stocks
(cost $872,529) 1,019,029
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen SA
0.972% (Ÿ) 1,113,007 282
Germany - 0.4%
Henkel AG & Co. KGaA
2.782% (Ÿ) 26,939 2,078

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volkswagen AG
6.294% (Ÿ) 19,309 2,030
4,108
Total Preferred Stocks
(cost $6,130) 4,390
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 33,621,741 (∞) 33,612
Total Short-Term Investments
(cost $33,612) 33,612
Total Investments - 98.1%
(identified cost $912,271) 1,057,031
Other Assets and Liabilities,
Net - 1.9%
20,074
Net Assets - 100.0%
1,077,105

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 63
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.5%
ABN AMRO Bank NV 10/03/19 EUR 95,281 17.27 1,645
2,744
Adyen NV 04/19/22 EUR 1,703 1,765.85 3,007
2,917
Aena SME SA 01/23/25 EUR 14,510 21.21 308
391
Amundi SA 02/28/19 EUR 39,794 66.73 2,656
2,946
Auto Trader Group PLC 08/04/23 GBP 22,671 8.08 183
250
Axis Bank, Ltd. 04/12/24 24,854 65.42 1,626
1,507
Larsen & Toubro, Ltd. 02/23/24 51,883 41.62 2,159
2,121
WH Group, Ltd. 06/26/19 HKD 1,444,000 0.86 1,249
1,455
Xiaomi Corp. 04/11/25 HKD 235,400 5.68 1,336 1,574
15,905
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 46 EUR 3,578 08/25
(1)
DAX Index Futures 6 EUR 3,624 09/25
93
EURO STOXX 50 Index Futures 38 EUR 2,029 09/25
13
FTSE/MIB Index Futures 6 EUR 1,233 09/25
57
IBEX 35 Index Futures 8 EUR 1,154 08/25
48
OMXS30 Index Futures 37 SEK 9,551 08/25
17
S&P/TSX 60 Index Futures 262 CAD 84,956 09/25
1,463
SPI 200 Index Futures 195 AUD 42,427 09/25
524
TOPIX Index Futures 82 JPY 2,418,180 09/25 899
Short Positions
FTSE 100 Index Futures 83 GBP 7,573 09/25
(256)
Hang Seng Index Futures 67 HKD 82,899 08/25
268
MSCI Emerging Markets Index Futures 836 USD 51,761 09/25
(1,420)
MSCI Singapore Index Futures 286 SGD 12,075 08/25
90
S&P 500 E-Mini Index Futures 8 USD 2,550 09/25 (114)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,681
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 5,700 USD 6,597 09/17/25 74
BNP Paribas USD 6,913 AUD 10,587 09/17/25 (104)
BNP Paribas USD 11,482 CAD 15,618 09/17/25 (184)
BNP Paribas USD 9,847 JPY 1,412,991 09/17/25 (431)
BNP Paribas USD 2,176 SEK 20,718 09/17/25 (54)
BNP Paribas EUR 2,508 USD 2,895 09/17/25 24
BNP Paribas GBP 2,016 USD 2,725 09/17/25 62
Morgan Stanley USD 1,529 CAD 2,080 09/17/25 (24)
Morgan Stanley USD 1,437 EUR 1,220 09/17/25 (41)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 1,359 JPY 195,230 09/17/25 (59)
Morgan Stanley AUD 810 USD 530 09/17/25 9
Morgan Stanley GBP 350 USD 480 09/17/25 18
Morgan Stanley SEK 1,620 USD 172 09/17/25 6
Royal Bank of Canada USD 6,913 AUD 10,587 09/17/25 (104)
Royal Bank of Canada USD 11,480 CAD 15,618 09/17/25 (182)
Royal Bank of Canada USD 9,877 JPY 1,412,991 09/17/25 (461)
Royal Bank of Canada USD 2,183 SEK 20,717 09/17/25 (61)
Royal Bank of Canada EUR 2,508 USD 2,900 09/17/25 30
Royal Bank of Canada GBP 2,016 USD 2,732 09/17/25 69
State Street USD 6,915 AUD 10,587 09/17/25 (105)
State Street USD 11,482 CAD 15,618 09/17/25 (185)
State Street USD 1,519 DKK 9,800 09/17/25 (16)
State Street USD 9,868 JPY 1,412,991 09/17/25 (452)
State Street USD 2,182 SEK 20,717 09/17/25 (60)
State Street USD 329 SGD 420 09/17/25 (4)
State Street CHF 3,938 USD 4,862 09/17/25 (12)
State Street EUR 2,508 USD 2,898 09/17/25 27
State Street GBP 2,015 USD 2,731 09/17/25 68
State Street HKD 2,290 USD 294 09/17/25 1
State Street NOK 20,940 USD 2,077 09/17/25 51
State Street NZD 960 USD 582 09/17/25 15
Toronto Dominion Bank USD 6,916 AUD 10,587 09/17/25 (106)
Toronto Dominion Bank USD 11,482 CAD 15,618 09/17/25 (185)
Toronto Dominion Bank USD 9,866 JPY 1,412,991 09/17/25 (450)
Toronto Dominion Bank USD 2,175 SEK 20,717 09/17/25 (53)
Toronto Dominion Bank EUR 2,508 USD 2,892 09/17/25 21
Toronto Dominion Bank GBP 2,015 USD 2,726 09/17/25 63
Westpac USD 6,914 AUD 10,587 09/17/25 (105)
Westpac USD 11,483 CAD 15,618 09/17/25 (185)
Westpac USD 9,873 JPY 1,412,991 09/17/25 (457)
Westpac USD 2,183 SEK 20,717 09/17/25 (60)
Westpac EUR 2,508 USD 2,899 09/17/25 28
Westpac GBP 2,016 USD 2,732 09/17/25 69
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,505)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 21,378 $ —
$ —
$ 21,378
Austria — 8,226 —
—
8,226
Belgium — 3,199 —
—
3,199

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 11,667 — —
—
11,667
Burkina Faso 672 — —
—
672
Canada 39,033 — —
—
39,033
China 8,251 30,350 —
—
38,601
Denmark — 16,347 —
—
16,347
Finland — 9,110 —
—
9,110
France — 89,271 —
—
89,271
Germany — 89,657 —
—
89,657
Hong Kong — 21,523 —
—
21,523
India 7,663 3,628 —
—
11,291
Indonesia — 1,721 —
—
1,721
Ireland — 11,762 —
—
11,762
Israel 719 899 —
—
1,618
Italy 2,672 33,511 —
—
36,183
Japan — 174,116 —
—
174,116
Luxembourg — 4,540 —
—
4,540
Macao — 4,243 —
—
4,243
Mexico 1,453 618 —
—
2,071
Netherlands 402 47,414 —
—
47,816
New Zealand — 819 —
—
819
Norway — 8,909 —
—
8,909
Poland — 3,464 —
—
3,464
Russia — — —
—
—
Singapore 12,684 10,313 —
—
22,997
South Africa 158 3,288 —
—
3,446
South Korea 1,548 15,683 —
—
17,231
Spain — 14,414 —
—
14,414
Sweden — 13,875 —
—
13,875
Switzerland — 44,363 —
—
44,363
Taiwan 13,911 17,240 —
—
31,151
Thailand — 2,287 —
—
2,287
United Kingdom — 109,217 —
—
109,217
United States 24,350 78,461 —
—
102,811
Preferred Stocks 282 4,108 — — 4,390
Warrants and Rights — — — — —
Short-Term Investments — — — 33,612 33,612
Total Investments 125,465 897,954 — 33,612 1,057,031
Other Financial Instruments
Assets
Futures Contracts 3,472 — — — 3,472

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 International Developed Markets Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — 635 — — 635
Liabilities
Futures Contracts (1,791) — — — (1,791)
Foreign Currency Exchange Contracts — (4,140) — — (4,140)
Total Other Financial Instruments
*
$ 1,681 $ (3,505) $ — $ — $ (1,824)
|
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
165,426
Consumer Staples ...............................................................................
74,222
Energy ................................................................................................
44,707
Financial Services ..............................................................................
276,291
Health Care ........................................................................................
91,264
Materials and Processing ...................................................................
89,342
Producer Durables ..............................................................................
115,373
Technology .........................................................................................
128,586
Utilities ...............................................................................................
33,818
Preferred Stocks
Consumer Discretionary ....................................................................
2,030
Consumer Staples ...............................................................................
2,078
Utilities ...............................................................................................
282
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
33,612
Total Investments ............................................................................... 1,057,031
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,784 $ 253,737 $ 242,905 $ (5) $ 1 $ 33,612 $ 1,197 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.4%
Australia - 0.7%
Aristocrat Leisure, Ltd. 42,903 1,914
BHP Group, Ltd. 96,107 2,437
Brambles, Ltd. 119,015 1,820
Computershare, Ltd. 39,306 1,056
JB Hi-Fi, Ltd. 12,548 894
Pro Medicus, Ltd. 1,212 247
REA Group, Ltd. 3,826 584
Rio Tinto PLC 50,947 3,025
South32, Ltd. Class B 91,132 172
Telstra Group, Ltd. 186,042 593
12,742
Austria - 0.4%
ams-OSRAM AG(Æ) 39,651 522
Erste Group Bank AG 54,465 4,980
Mondi PLC 156,967 2,125
Verbund AG Class A 7,291 543
Vienna Insurance Group AG Wiener
Versicherung Gruppe 2,688 142
8,312
Belgium - 0.2%
Ageas SA 46,583 3,148
Anheuser-Busch InBev SA 10,246 593
Proximus SADP 86,726 721
4,462
Brazil - 1.0%
Ambev SA 1,148,962 2,557
Banco Bradesco SA - ADR 1,457,548 4,038
Lojas Renner SA 607,819 1,766
MercadoLibre, Inc.(Æ) 2,309 5,481
Natura Cosmeticos SA(Æ) 628,791 1,014
Telefonica Brasil SA 599,613 3,371
Ultrapar Participacoes SA 311,228 954
19,181
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 1,405
Canada - 1.3%
Air Canada Class B(Æ) 47,433 661
ARC Resources, Ltd. 11,224 219
Bank of Montreal 8,923 985
Barrick Mining Corp. 200,768 4,238
Brookfield Corp. 15,036 1,007
Cameco Corp. 2,451 184
Canadian Imperial Bank of Commerce 13,094 936
Canadian National Railway Co. 17,517 1,636
Canadian Natural Resources, Ltd. 11,995 380
CCL Industries, Inc. Class B 7,854 439
Enbridge, Inc. 17,597 797
iA Financial Corp., Inc. 1,859 182
Intact Financial Corp. 6,148 1,271
Kinross Gold Corp. 14,785 237
Manulife Financial Corp. 60,735 1,879
Royal Bank of Canada 20,211 2,593
Shopify, Inc. Class A(Æ) 23,199 2,835
Stantec, Inc. 15,562 1,701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Life Financial, Inc. 16,819 1,025
Toronto-Dominion Bank (The) 2,377 173
Tourmaline Oil Corp. 7,072 301
23,679
China - 1.4%
Alibaba Group Holding, Ltd. 89,800 1,325
Alibaba Group Holding, Ltd. - ADR 26,852 3,239
Baidu, Inc. Class A(Æ) 187,300 2,052
China Mengniu Dairy Co., Ltd. 549,000 1,146
Kuaishou Technology(Æ)(Þ) 257,600 2,529
PDD Holdings, Inc. - ADR(Æ) 30,673 3,480
Tencent Holdings, Ltd. 40,400 2,832
Trip.com Group, Ltd. - ADR 135,116 8,370
Yangzijiang Shipbuilding Holdings,
Ltd. 458,830 900
25,873
Denmark - 0.7%
AP Moller - Maersk A/S Class A 360 704
AP Moller - Maersk A/S Class B 720 1,420
Demant A/S(Æ) 14,888 567
DSV A/S 6,929 1,541
Genmab A/S(Æ) 5,913 1,285
Novo Nordisk A/S Class B 147,797 6,822
12,339
Finland - 0.4%
Amer Sports, Inc.(Æ) 6,097 229
Elisa OYJ 6,423 330
Konecranes OYJ 6,409 533
Nokia OYJ 848,187 3,455
Sampo OYJ Class A 103,835 1,113
Wartsila OYJ Abp Class B 53,499 1,474
7,134
France - 4.3%
Accor SA 36,864 1,874
Airbus SE 27,394 5,485
Arkema SA 18,205 1,241
AXA SA 91,818 4,462
BNP Paribas SA 129,682 11,814
Capgemini SE 6,750 1,006
Carrefour SA 177,554 2,545
Cie de Saint-Gobain SA 31,366 3,578
Danone SA 28,288 2,320
Dassault Aviation SA 2,334 725
Eiffage SA 6,474 868
Engie SA 226,352 5,086
EssilorLuxottica SA 5,748 1,705
Gaztransport Et Technigaz SA 5,880 1,102
Hermes International 1,601 3,911
Legrand SA 13,410 1,987
LVMH Moet Hennessy Louis Vuitton
SE 13,410 7,210
Orange SA 314,248 4,778
Pernod Ricard SA 15,298 1,573
Renault SA 45,057 1,642
Societe Generale SA 149,654 9,528
TotalEnergies SE 92,261 5,482

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeo SE 118,663 1,296
81,218
Germany - 2.8%
BASF SE 71,225 3,503
Bayerische Motoren Werke AG 43,867 4,201
Continental AG 27,000 2,317
Daimler Truck Holding AG 169,459 8,279
Deutsche Telekom AG 78,338 2,808
Evonik Industries AG 116,529 2,322
Fielmann Group AG 2,147 136
Fresenius SE & Co. KGaA 80,264 3,835
Hannover Rueck SE 2,723 828
Hochtief AG 793 174
Infineon Technologies AG 48,453 1,914
LEG Immobilien SE 5,586 445
Mercedes-Benz Group AG 22,722 1,299
Muenchener Rueckversicherungs-
Gesellschaft AG 5,350 3,515
Rheinmetall AG 1,337 2,629
SAP SE 5,526 1,582
Siemens AG 14,582 3,739
Siemens Energy AG(Æ) 3,049 355
Symrise AG 83,562 7,580
Talanx AG 6,659 885
Volkswagen AG 5,260 564
52,910
Hong Kong - 1.4%
AIA Group, Ltd. 1,178,348 11,025
ASMPT, Ltd. 159,000 1,341
CK Asset Holdings, Ltd. 433,000 1,980
Jardine Matheson Holdings, Ltd. 7,374 400
Power Assets Holdings, Ltd. 65,500 431
Prudential PLC 546,947 6,923
WH Group, Ltd.(Þ) 3,665,599 3,695
25,795
India - 0.5%
HDFC Bank, Ltd. - ADR 116,473 8,942
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 4,433,500 1,069
Ireland - 0.9%
Accenture PLC Class A 28,944 7,731
AIB Group PLC 428,524 3,368
Bank of Ireland Group PLC 253,683 3,396
Flutter Entertainment PLC(Æ) 9,256 2,807
17,302
Israel - 0.0%
Bank Leumi Le-Israel BM 19,458 360
Italy - 1.2%
BPER Banca SpA 391,909 3,854
De' Longhi SpA 6,620 218
Eni SpA 305,255 5,178
Intesa Sanpaolo SpA 75,346 454
Ryanair Holdings PLC - ADR 38,801 2,416
UniCredit SpA 133,983 9,857
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unipol Gruppo SpA 27,644 554
22,531
Japan - 6.2%
Advantest Corp. 24,000 1,608
Alfresa Holdings Corp. 71,100 1,031
Alps Alpine Co., Ltd. 58,200 612
Amada Co., Ltd. 80,700 907
Bridgestone Corp. 21,000 849
Canon, Inc. 81,000 2,292
Chiba Bank, Ltd. (The) 312,700 2,916
Dai-ichi Life Holdings, Inc. 116,100 915
Daiichi Sankyo Co., Ltd. 19,400 475
Denso Corp. 49,700 672
Dentsu, Inc. 106,900 2,099
Eisai Co., Ltd. 31,900 899
Hakuhodo DY Holdings, Inc. 130,300 1,027
Hino Motors, Ltd.(Æ) 208,100 506
Hitachi, Ltd. 93,500 2,872
Honda Motor Co., Ltd. 222,731 2,300
Horiba, Ltd. 16,000 1,182
Isuzu Motors, Ltd. 26,800 344
ITOCHU Corp. 31,900 1,680
Japan Airlines Co., Ltd. 71,000 1,410
Japan Post Insurance Co., Ltd. Class A 121,800 3,107
JGC Holdings Corp. 114,800 1,023
KDDI Corp. 11,500 189
Keyence Corp. 15,700 5,676
Kirin Holdings Co., Ltd. 58,600 775
Koito Manufacturing Co., Ltd. 152,000 1,938
Kubota Corp. 248,800 2,764
Kyocera Corp. 142,300 1,702
Makita Corp. 6,632 205
Marubeni Corp. 69,100 1,413
Mazda Motor Corp. 62,600 375
Mitsubishi Corp. 89,307 1,756
Mitsubishi Estate Co., Ltd. 180,700 3,379
Mitsubishi Gas Chemical Co., Inc. 66,800 1,152
Mitsubishi UFJ Financial Group, Inc. 16,100 223
Mitsui & Co., Ltd. 42,500 867
Mitsui Chemicals, Inc. 15,100 337
Mizuho Financial Group, Inc. 30,900 906
MS&AD Insurance Group Holdings,
Inc. 48,700 1,037
Murata Manufacturing Co., Ltd. 150,100 2,228
Nikon Corp. 80,800 784
Nintendo Co., Ltd. 13,600 1,135
Nippon Television Holdings, Inc. 58,300 1,269
Nippon Yusen 37,200 1,299
Nissan Motor Co., Ltd. 601,500 1,280
Ono Pharmaceutical Co., Ltd. 52,388 583
ORIX Corp. 34,608 775
Persol Holdings Co., Ltd. 784,100 1,501
Resona Holdings, Inc. 406,500 3,691
Rinnai Corp. 50,300 1,239
Rohm Co., Ltd. 200,700 2,516
SCREEN Holdings Co., Ltd. 17,900 1,408
Sega Sammy Holdings, Inc. 57,900 1,183
Sekisui Chemical Co., Ltd. 47,900 831
Shin-Etsu Chemical Co., Ltd. 201,700 5,819

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sompo Holdings, Inc. 16,500 483
Sony Group Corp. 91,800 2,222
Stanley Electric Co., Ltd. 70,029 1,321
Subaru Corp. 110,785 2,022
Sumitomo Heavy Industries, Ltd. 51,600 1,144
Sumitomo Mitsui Financial Group, Inc. 199,500 5,039
Sumitomo Mitsui Trust Holdings, Inc. 147,500 3,850
Sumitomo Rubber Industries, Ltd. 79,700 908
T&D Holdings, Inc. 216,100 5,266
Taiheiyo Cement Corp. 24,800 606
Takeda Pharmaceutical Co., Ltd. 65,300 1,795
THK Co., Ltd. 37,500 1,051
Tokio Marine Holdings, Inc. 58,700 2,359
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 31,400 120
Tsuruha Holdings, Inc. 23,500 1,729
Unicharm Corp. 350,000 2,446
Yamato Holdings Co., Ltd. 117,100 1,695
117,017
Luxembourg - 0.0%
RTL Group SA 18,788 742
Mexico - 0.2%
America Movil SAB de CV - ADR 166,500 3,008
Fresnillo PLC 64,144 1,185
4,193
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 166,257 4,787
Argenx SE(Æ) 2,530 1,692
ASM International NV 2,560 1,239
ASML Holding NV 5,417 3,759
Ferrari NV 5,769 2,524
Heineken NV 29,586 2,326
ING Groep NV 476,105 11,063
Koninklijke Philips NV 145,249 3,798
NN Group NV 62,021 4,172
Randstad NV 51,671 2,452
Universal Music Group NV 272,942 7,854
VEON, Ltd. - ADR(Æ) 12,474 683
46,349
Norway - 0.1%
Kongsberg Gruppen ASA 28,293 848
Norsk Hydro ASA 68,091 404
1,252
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.6%
DBS Group Holdings, Ltd. 120,224 4,413
Oversea-Chinese Banking Corp., Ltd. 87,700 1,134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sea, Ltd. - ADR(Æ) 16,457 2,578
Singapore Telecommunications, Ltd. 234,800 700
United Overseas Bank, Ltd. 93,301 2,571
11,396
South Africa - 0.3%
Anglo American PLC 49,226 1,392
MTN Group, Ltd. 330,636 2,783
Old Mutual, Ltd. 1,841,944 1,284
Valterra Platinum, Ltd. 6,635 296
5,755
South Korea - 1.5%
Coway Co., Ltd. 13,930 1,091
Hankook Tire & Technology Co., Ltd. 22,652 724
Hyundai Mobis Co., Ltd. 13,716 2,901
KB Financial Group, Inc. 38,785 3,085
KT Corp. - ADR 138,596 2,798
Samsung Electronics Co., Ltd. 172,143 8,800
Shinhan Financial Group Co., Ltd. 131,886 6,435
SK Telecom Co., Ltd. 61,188 2,474
28,308
Spain - 0.6%
Aena SME SA(Þ) 84,213 2,266
Banco Santander SA 51,337 441
Industria de Diseno Textil SA 195,846 9,363
12,070
Sweden - 0.6%
Atlas Copco AB Class B 41,258 555
Essity Aktiebolag Class B 27,186 670
Industrivarden AB Class A 5,008 185
Investor AB Class B 57,328 1,661
SKF AB Class B 139,143 3,241
Telefonaktiebolaget LM Ericsson Class
B 638,972 4,635
10,947
Switzerland - 1.4%
Adecco Group AG 54,044 1,694
Belimo Holding AG 1,132 1,318
Galderma Group AG 10,962 1,702
Logitech International SA 11,101 1,031
Schindler Holding AG 1,656 582
SGS SA 7,175 728
Sonova Holding AG 1,656 450
Swatch Group AG (The) Class B 12,215 2,162
TE Connectivity PLC 1,771 364
UBS Group AG 340,306 12,646
Zurich Insurance Group AG 3,908 2,659
25,336
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. 129,000 4,983
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 173,618 41,950
46,933

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.3%
Kasikornbank PCL - NVDR 1,070,400 5,280
SCB X PCL - NVDR 319,600 1,231
6,511
United Kingdom - 4.9%
AstraZeneca PLC 14,052 2,050
AstraZeneca PLC - ADR 49,281 3,602
Babcock International Group PLC 55,852 764
BAE Systems PLC 52,335 1,246
British American Tobacco PLC 178,498 9,555
British Land Co. PLC (The)(ö) 277,117 1,276
BT Group PLC 1,381,148 3,770
Burberry Group PLC(Æ) 113,416 1,919
CK Hutchison Holdings, Ltd. Class B 354,000 2,319
Compass Group PLC 132,123 4,644
DCC PLC 27,407 1,718
easyJet PLC 401,018 2,610
HSBC Holdings PLC 320,436 3,894
J Sainsbury PLC 328,862 1,317
JET2 PLC 43,559 934
Kingfisher PLC 571,234 2,035
Land Securities Group PLC(ö) 249,349 1,897
Lloyds Banking Group PLC 4,343,507 4,450
NatWest Group PLC 647,043 4,491
Next PLC 5,420 880
Reckitt Benckiser Group PLC 67,563 5,048
RELX PLC 168,233 8,720
Rolls-Royce Holdings PLC 83,980 1,185
Standard Chartered PLC 423,672 7,588
Tate & Lyle PLC 206,950 1,461
TechnipFMC PLC 51,389 1,869
Unilever PLC 140,941 8,197
WPP PLC 372,259 2,012
91,451
United States - 54.3%
Abbott Laboratories 35,484 4,478
AbbVie, Inc. 14,716 2,782
Adobe, Inc.(Æ) 1,681 601
Aflac, Inc. 23,967 2,381
Agilent Technologies, Inc. 2,032 233
Airbnb, Inc. Class A(Æ) 96,855 12,825
Akamai Technologies, Inc.(Æ) 2,723 208
Albemarle Corp. 25,728 1,746
Align Technology, Inc.(Æ) 655 85
Allstate Corp. (The) 12,188 2,477
Alphabet, Inc. Class A 37,971 7,287
Alphabet, Inc. Class C 243,007 46,866
Altria Group, Inc. 46,087 2,855
Amazon.com, Inc.(Æ) 181,878 42,579
American Express Co. 6,796 2,034
American Financial Group, Inc. 4,834 604
American International Group, Inc. 25,408 1,972
American Tower Corp.(ö) 6,923 1,443
Amphenol Corp. Class A 5,680 605
Amrize, Ltd.(Æ) 16,246 821
Analog Devices, Inc. 7,423 1,667
Antero Resources Corp.(Æ) 23,638 826
Apollo Global Management, Inc. 1,712 249
Apple, Inc. 234,617 48,699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Applied Materials, Inc. 93,321 16,803
Arista Networks, Inc.(Æ) 30,164 3,717
Atlassian Corp. Class A(Æ) 2,724 522
Autodesk, Inc.(Æ) 1,405 426
Automatic Data Processing, Inc. 11,276 3,490
AvalonBay Communities, Inc.(ö) 5,760 1,073
Baker Hughes Co. 132,397 5,964
Bank of America Corp. 208,455 9,854
Berkshire Hathaway, Inc. Class B(Æ) 6,792 3,205
Best Buy Co., Inc. 2,658 173
BlackRock, Inc. 3,794 4,196
Blackstone, Inc. Class A 36,834 6,371
Boeing Co. (The)(Æ) 10,685 2,370
Booking Holdings, Inc. 1,488 8,190
Boston Scientific Corp.(Æ) 16,006 1,679
BP PLC 913,461 4,895
Broadcom, Inc. 83,563 24,542
Brown & Brown, Inc. 3,063 280
Brown-Forman Corp. Class B 18,943 547
Builders FirstSource, Inc.(Æ) 1,850 235
Cadence Design Systems, Inc.(Æ) 586 214
Carvana Co.(Æ) 1,433 559
Celsius Holdings, Inc.(Æ) 12,420 563
CF Industries Holdings, Inc. 2,569 238
Charles Schwab Corp. (The) 132,365 12,936
Chevron Corp. 10,183 1,544
Chipotle Mexican Grill, Inc. Class
A(Æ) 49,283 2,113
Cigna Group (The) 22,167 5,927
Cincinnati Financial Corp. 6,817 1,006
Cintas Corp. 15,519 3,454
Cisco Systems, Inc. 73,467 5,002
Citigroup, Inc. 43,167 4,045
CME Group, Inc. Class A 12,351 3,437
Coca-Cola Co. (The) 32,855 2,231
Cognizant Technology Solutions Corp.
Class A 41,856 3,004
ConocoPhillips 5,535 528
Cooper Cos, Inc. (The)(Æ) 108,506 7,670
Copart, Inc.(Æ) 3,475 158
Corning, Inc. 53,742 3,399
Costco Wholesale Corp. 5,597 5,259
Coterra Energy, Inc. 7,734 189
Crown Castle, Inc.(ö) 8,729 917
CSX Corp. 85,493 3,038
Cummins, Inc. 1,191 438
Danaher Corp. 30,139 5,942
Datadog, Inc. Class A(Æ) 16,237 2,273
Deckers Outdoor Corp. 9,485 1,007
Deckers Outdoor Corp.(Æ) 2,448 260
Delta Air Lines, Inc. 84,481 4,495
Devon Energy Corp. 9,096 302
Diamondback Energy, Inc. 1,715 255
DocuSign, Inc.(Æ) 2,857 216
DoorDash, Inc. Class A(Æ) 8,019 2,007
eBay, Inc. 25,345 2,325
Ecolab, Inc. 784 205
Edison International 23,788 1,240
Edwards Lifesciences Corp.(Æ) 37,662 2,987
Electronic Arts, Inc. 2,127 324

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Elevance Health, Inc. 16,448 4,656
Eli Lilly & Co. 12,436 9,204
EMCOR Group, Inc. 2,934 1,841
Emerson Electric Co. 1,775 258
EOG Resources, Inc. 27,001 3,241
EQT Corp. 31,140 1,674
Equifax, Inc. 32,820 7,884
Equity LifeStyle Properties, Inc. Class
A(ö) 14,324 858
Erie Indemnity Co. Class A 896 319
Expand Energy Corp. 2,384 250
Expedia Group, Inc. 3,593 648
Expeditors International of Washington,
Inc. 2,045 238
Exxon Mobil Corp. 84,531 9,437
F5, Inc.(Æ) 630 197
FactSet Research Systems, Inc. 1,064 429
Fair Isaac Corp.(Æ) 1,212 1,741
Fastenal Co. 11,097 512
FedEx Corp. 1,760 393
Ferguson Enterprises, Inc. 11,174 2,496
Fiserv, Inc.(Æ) 6,946 965
Ford Motor Co. 23,924 265
Fortinet, Inc.(Æ) 3,251 325
Fox Corp. Class B 42,529 2,175
Garmin, Ltd. 12,541 2,743
GE Vernova, Inc. 6,434 4,248
General Dynamics Corp. 26,947 8,397
General Electric Co. 14,011 3,798
General Motors Co. 50,511 2,694
Gilead Sciences, Inc. 49,912 5,605
Goldman Sachs Group, Inc. (The) 3,905 2,826
GSK PLC 368,702 6,791
Haleon PLC 2,063,552 9,719
Halliburton Co. 101,090 2,264
Hartford Insurance Group, Inc. (The) 12,609 1,568
HCA Healthcare, Inc. 31,295 11,078
Hershey Co. (The) 9,149 1,703
Holcim AG(Æ) 16,246 1,288
Home Depot, Inc. (The) 3,439 1,264
Honeywell International, Inc. 16,030 3,564
Hormel Foods Corp. 13,568 381
Hubbell, Inc. Class B 3,594 1,572
HubSpot, Inc.(Æ) 2,658 1,381
IDEX Corp. 5,646 923
Illinois Tool Works, Inc. 1,510 387
Insulet Corp.(Æ) 3,050 880
Intuit, Inc. 941 739
Intuitive Surgical, Inc.(Æ) 10,820 5,205
Jack Henry & Associates, Inc. 1,280 217
Johnson & Johnson 57,641 9,496
JPMorgan Chase & Co. 32,013 9,484
Kellanova 15,437 1,232
Keysight Technologies, Inc.(Æ) 1,732 284
Kimberly-Clark Corp. 19,934 2,484
KLA Corp. 1,663 1,462
Kroger Co. (The) 6,607 463
Lam Research Corp. 7,406 702
Linde PLC 21,101 9,712
Lithia Motors, Inc. Class A 876 252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LPL Financial Holdings, Inc. 424 168
Lululemon Athletica, Inc.(Æ) 1,114 223
Manhattan Associates, Inc.(Æ) 5,756 1,264
Marsh & McLennan Cos., Inc. 21,630 4,309
Marvell Technology, Inc. 15,221 1,223
MasterCard, Inc. Class A 36,826 20,861
McCormick & Co., Inc. 17,268 1,220
McDonald's Corp. 10,554 3,167
McKesson Corp. 1,997 1,385
Medpace Holdings, Inc.(Æ) 2,666 1,139
Medtronic PLC 13,077 1,180
Merck & Co., Inc. 60,997 4,765
Meta Platforms, Inc. Class A 59,536 46,048
MetLife, Inc. 6,654 505
Microsoft Corp. 104,762 55,891
Mid-America Apartment Communities,
Inc.(ö) 5,597 797
Mondelez International, Inc. Class A 50,065 3,239
Monster Beverage Corp.(Æ) 49,838 2,928
Moody's Corp. 1,179 608
MSCI, Inc. Class A 11,624 6,525
Mueller Industries, Inc. 26,682 2,278
Nestle SA 65,845 5,742
NetApp, Inc. 2,103 219
Netflix, Inc. Class B(Æ) 7,657 8,878
NEXTracker, Inc. Class A(Æ) 7,078 412
NIKE, Inc. Class B 59,214 4,423
Nordson Corp. 4,271 915
Northrop Grumman Corp. 13,069 7,536
Novartis AG 69,318 7,847
Nucor Corp. 3,066 439
NVIDIA Corp. 227,914 40,539
NVR, Inc.(Æ) 30 226
Old Dominion Freight Line, Inc. 1,782 266
ON Semiconductor Corp.(Æ) 5,502 310
Oracle Corp. 1,276 324
O'Reilly Automotive, Inc.(Æ) 17,734 1,744
Otis Worldwide Corp. 33,108 2,837
Packaging Corp. of America 14,974 2,901
Palantir Technologies, Inc. Class A(Æ) 4,767 755
Palo Alto Networks, Inc.(Æ) 1,145 199
Parker-Hannifin Corp. 3,486 2,551
Paychex, Inc. 20,337 2,935
PepsiCo, Inc. 45,098 6,220
Pfizer, Inc. 110,267 2,568
PG&E Corp. 95,687 1,342
Philip Morris International, Inc. 20,671 3,391
Pilgrim's Pride Corp. 32,315 1,531
Principal Financial Group, Inc. 10,938 851
Procter & Gamble Co. (The) 54,360 8,180
Progressive Corp. (The) 18,566 4,494
Public Storage(ö) 4,137 1,125
PulteGroup, Inc. 3,451 390
QUALCOMM, Inc. 12,578 1,846
Regeneron Pharmaceuticals, Inc. 600 327
Reliance, Inc. 3,670 1,065
ResMed, Inc. 1,572 428
ROBLOX Corp. Class A(Æ) 19,545 2,693
Roche Holding AG 34,813 10,955
Roku, Inc.(Æ) 8,161 768

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rollins, Inc. 42,085 2,410
Ross Stores, Inc. 2,218 303
RPM International, Inc. 1,517 178
RTX Corp. 25,398 4,002
S&P Global, Inc. 16,506 9,096
Salesforce, Inc. 31,883 8,236
Sanofi SA 75,441 6,855
Schneider Electric SE 49,450 12,903
Seagate Technology Holdings PLC 41,038 6,443
ServiceNow, Inc.(Æ) 2,598 2,450
Shell PLC 288,014 10,335
Smithfield Foods, Inc. 19,586 472
Smurfit WestRock PLC 4,479 199
Snap-on, Inc. 4,250 1,365
Spotify Technology SA(Æ) 3,117 1,953
Starbucks Corp. 16,044 1,430
Swiss Re AG 7,625 1,361
Synopsys, Inc.(Æ) 9,223 5,843
Take-Two Interactive Software, Inc.(Æ) 4,678 1,042
Target Corp. 1,574 158
Tenaris SA 21,719 382
Teradyne, Inc. 1,877 202
Tesla, Inc.(Æ) 12,786 3,942
Texas Instruments, Inc. 3,052 553
Texas Pacific Land Corp. 266 258
TJX Cos., Inc. (The) 19,716 2,455
T-Mobile US, Inc. 8,926 2,128
Tractor Supply Co. 4,050 231
Trade Desk, Inc. (The) Class A(Æ) 32,391 2,817
Trane Technologies PLC 1,043 457
TransDigm Group, Inc. 6,296 10,127
Travelers Cos., Inc. (The) 10,534 2,741
Uber Technologies, Inc.(Æ) 128,106 11,241
Ulta Beauty, Inc.(Æ) 4,025 2,073
Union Pacific Corp. 15,422 3,423
United Airlines, Inc.(Æ) 44,204 3,904
United Parcel Service, Inc. Class B 2,479 214
United Rentals, Inc. 641 566
United Therapeutics Corp.(Æ) 909 250
UnitedHealth Group, Inc. 17,884 4,463
Valero Energy Corp. 1,820 250
Veeva Systems, Inc. Class A(Æ) 1,187 337
Ventas, Inc.(ö) 18,286 1,228
Verisk Analytics, Inc. Class A 1,301 363
Vertex Pharmaceuticals, Inc.(Æ) 15,062 6,881
Vertiv Holdings Co. Class A 40,626 5,915
Viking Holdings, Ltd.(Æ) 36,894 2,166
Visa, Inc. Class A 18,590 6,422
W.W. Grainger, Inc. 434 451
Walmart, Inc. 18,504 1,813
Waste Management, Inc. 14,746 3,379
Waters Corp.(Æ) 656 189
Watsco, Inc. 570 257
Wells Fargo & Co. 4,182 337
Welltower, Inc.(ö) 44,903 7,412
Williams-Sonoma, Inc. 1,238 232
Workday, Inc. Class A(Æ) 31,092 7,132
Zoetis, Inc. Class A 1,921 280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoom Video Communications, Inc.
Class A(Æ) 2,199 163
1,017,937
Total Common Stocks
(cost $1,210,595) 1,751,451
Preferred Stocks - 0.3%
Brazil - 0.0%
Raizen SA
0.972% (Ÿ) 2,492,790 632
Germany - 0.3%
Henkel AG & Co. KGaA
2.782% (Ÿ) 25,265 1,949
Volkswagen AG
6.294% (Ÿ) 33,154 3,485
5,434
Total Preferred Stocks
(cost $7,300) 6,066
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 66,764,197 (∞) 66,744
Total Short-Term Investments
(cost $66,744) 66,744
Total Investments - 97.2%
(identified cost $1,284,639) 1,824,261
Other Assets and Liabilities,
Net - 2.8%
51,690
Net Assets - 100.0%
1,875,951

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.7%
ABN AMRO Bank NV 03/26/20 EUR 166,257 10.52 1,748
4,787
Aena SME SA 09/10/24 EUR 84,213 21.55 1,814
2,266
Kuaishou Technology 11/01/24 HKD 257,600 5.90 1,519
2,529
WH Group, Ltd. 11/10/22 HKD 3,665,599 0.69 2,441 3,695
13,277
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 281 USD 31,194 09/25
1,393
S&P 500 E-Mini Index Futures 926 USD 295,128 09/25
14,171
S&P/TSX 60 Index Futures 118 CAD 38,263 09/25
671
SPI 200 Index Futures 117 AUD 25,456 09/25 315
Short Positions
CAC40 Euro Index Futures 314 EUR 24,424 08/25
31
DAX Index Futures 39 EUR 23,557 09/25
(521)
EURO STOXX 50 Index Futures 264 EUR 14,098 09/25
1
FTSE 100 Index Futures 544 GBP 49,635 09/25
(1,723)
FTSE/MIB Index Futures 36 EUR 7,400 09/25
(298)
Hang Seng Index Futures 61 HKD 75,475 08/25
243
IBEX 35 Index Futures 55 EUR 7,929 08/25
(301)
MSCI Emerging Markets Index Futures 1,194 USD 73,926 09/25
(2,028)
MSCI Singapore Index Futures 258 SGD 10,893 08/25
81
OMXS30 Index Futures 254 SEK 65,564 08/25
(102)
TOPIX Index Futures 103 JPY 3,037,470 09/25 (1,123)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 10,810
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 22,798 EUR 19,500 09/17/25 (480)
Bank of America USD 12,948 GBP 9,500 09/17/25 (397)
BNP Paribas USD 6,027 AUD 9,230 09/17/25 (91)
BNP Paribas USD 4,653 JPY 667,640 09/17/25 (204)
BNP Paribas CHF 9,271 USD 11,440 09/17/25 (36)
BNP Paribas EUR 20,138 USD 23,243 09/17/25 194
BNP Paribas GBP 10,895 USD 14,730 09/17/25 335
Morgan Stanley USD 750 CAD 1,020 09/17/25 (12)
Morgan Stanley USD 494 SEK 4,660 09/17/25 (16)
Morgan Stanley EUR 6,520 USD 7,680 09/17/25 217
Morgan Stanley GBP 2,010 USD 2,758 09/17/25 103
Morgan Stanley JPY 77,840 USD 542 09/17/25 23

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 6,027 AUD 9,230 09/17/25 (91)
Royal Bank of Canada USD 4,667 JPY 667,640 09/17/25 (218)
Royal Bank of Canada CHF 9,271 USD 11,448 09/17/25 (28)
Royal Bank of Canada EUR 20,138 USD 23,288 09/17/25 239
Royal Bank of Canada GBP 10,895 USD 14,770 09/17/25 376
State Street USD 6,028 AUD 9,230 09/17/25 (92)
State Street USD 30 HKD 238 08/04/25 —
State Street USD 30 JPY 4,471 08/04/25 —
State Street USD 120 JPY 18,167 08/04/25 —
State Street USD 182 JPY 27,404 08/04/25 —
State Street USD 4,663 JPY 667,640 09/17/25 (214)
State Street USD 176 NZD 290 09/17/25 (5)
State Street USD 2,117 SEK 20,102 09/17/25 (58)
State Street AUD 202 USD 130 08/05/25 —
State Street CAD 2 USD 2 08/01/25 —
State Street CAD 15,575 USD 11,451 09/17/25 184
State Street CHF 9,271 USD 11,447 09/17/25 (29)
State Street DKK 27,019 USD 4,188 09/17/25 43
State Street EUR 27 USD 31 08/04/25 —
State Street EUR 20,138 USD 23,269 09/17/25 220
State Street GBP 38 USD 50 08/04/25 —
State Street GBP 10,895 USD 14,762 09/17/25 367
State Street HKD 2,830 USD 363 09/17/25 1
State Street JPY 121,176 USD 803 08/04/25 —
State Street NOK 2,032 USD 197 08/04/25 —
State Street NOK 29,929 USD 2,968 09/17/25 73
State Street SEK 610 USD 62 08/04/25 —
State Street SGD 120 USD 94 09/17/25 1
Toronto Dominion Bank USD 6,029 AUD 9,230 09/17/25 (93)
Toronto Dominion Bank USD 4,662 JPY 667,640 09/17/25 (213)
Toronto Dominion Bank CHF 9,271 USD 11,439 09/17/25 (37)
Toronto Dominion Bank EUR 20,138 USD 23,221 09/17/25 172
Toronto Dominion Bank GBP 10,895 USD 14,733 09/17/25 339
Westpac USD 6,028 AUD 9,230 09/17/25 (90)
Westpac USD 4,665 JPY 667,640 09/17/25 (216)
Westpac CHF 9,271 USD 11,448 09/17/25 (28)
Westpac EUR 20,138 USD 23,278 09/17/25 229
Westpac GBP 10,895 USD 14,766 09/17/25 371
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 839

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 12,742 $ —
$ —
$ 12,742
Austria — 8,312 —
—
8,312
Belgium — 4,462 —
—
4,462
Brazil 19,181 — —
—
19,181
Burkina Faso 1,405 — —
—
1,405
Canada 23,679 — —
—
23,679
China 15,089 10,784 —
—
25,873
Denmark — 12,339 —
—
12,339
Finland 229 6,905 —
—
7,134
France — 81,218 —
—
81,218
Germany — 52,910 —
—
52,910
Hong Kong — 25,795 —
—
25,795
India 8,942 — —
—
8,942
Indonesia — 1,069 —
—
1,069
Ireland 7,731 9,571 —
—
17,302
Israel — 360 —
—
360
Italy 2,416 20,115 —
—
22,531
Japan 120 116,897 —
—
117,017
Luxembourg — 742 —
—
742
Mexico 3,008 1,185 —
—
4,193
Netherlands 683 45,666 —
—
46,349
Norway — 1,252 —
—
1,252
Russia — — —
—
—
Singapore 2,578 8,818 —
—
11,396
South Africa 296 5,459 —
—
5,755
South Korea 2,798 25,510 —
—
28,308
Spain — 12,070 —
—
12,070
Sweden — 10,947 —
—
10,947
Switzerland 364 24,972 —
—
25,336
Taiwan 41,950 4,983 —
—
46,933
Thailand — 6,511 —
—
6,511
United Kingdom 5,471 85,980 —
—
91,451
United States 938,864 79,073 —
—
1,017,937
Preferred Stocks 632 5,434 — — 6,066
Short-Term Investments — — — 66,744 66,744
Total Investments 1,075,436 682,081 — 66,744 1,824,261
Other Financial Instruments
Assets
Futures Contracts 16,906 — — — 16,906

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — 3,487 — — 3,487
Liabilities
Futures Contracts (6,096) — — — (6,096)
Foreign Currency Exchange Contracts — (2,648) — — (2,648)
Total Other Financial Instruments
*
$ 10,810 $ 839 $ — $ — $ 11,649
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
220,158
Consumer Staples ...............................................................................
97,613
Energy ................................................................................................
70,057
Financial Services ..............................................................................
370,271
Health Care ........................................................................................
167,085
Materials and Processing ...................................................................
74,946
Producer Durables ..............................................................................
193,535
Technology .........................................................................................
524,004
Utilities ...............................................................................................
33,782
Preferred Stocks
Consumer Discretionary ....................................................................
3,485
Consumer Staples ...............................................................................
1,949
Utilities ...............................................................................................
632
Short-Term Investments .............................................................
66,744
Total Investments ............................................................................... 1,824,261
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was , an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 67,585 $ 946,425 $ 947,255 $ (10) $ (1) $ 66,744 $ 2,469 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR(Æ) 16,966 856
Austria - 0.1%
Erste Group Bank AG 12,397 1,133
Brazil - 4.8%
Ambev SA 626,261 1,394
B3 SA - Brasil Bolsa Balcao 1,308,337 2,939
Banco do Brasil SA 229,000 806
BB Seguridade Participacoes SA 11,143 67
Centrais Eletricas Brasileiras SA 165,336 1,116
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 54,253 1,049
Cosan SA 639,220 677
Cyrela Brazil Realty SA 113,934 499
Dexco SA 517,713 522
Embraer SA 199,026 2,867
Embraer SA - ADR 9,471 545
Equatorial Energia SA 85,788 522
Hypera SA 257,897 1,184
Itau Unibanco Holding SA - ADR 275,992 1,731
Localiza Rent a Car SA 297,436 1,840
Lojas Renner SA 356,601 1,036
Magazine Luiza SA 133,943 169
Marfrig Global Foods SA 112,957 430
MercadoLibre, Inc.(Æ) 2,114 5,018
Natura Cosmeticos SA(Æ) 492,525 794
NU Holdings, Ltd. Class A(Æ) 288,706 3,528
Petroleo Brasileiro SA 156,840 1,002
PRIO SA 134,506 1,013
Raia Drogasil SA 301,802 726
Rede D'Or Sao Luiz SA(Þ) 50,374 292
Suzano SA 48,131 448
Telefonica Brasil SA 75,680 426
TIM SA 214,058 792
Vale SA 116,217 1,110
Vibra Energia SA 78,138 296
WEG SA 177,244 1,175
36,013
Canada - 0.4%
Barrick Mining Corp. 66,002 1,394
Parex Resources, Inc. 124,293 1,475
2,869
Chile - 0.1%
Banco de Chile 2,888,251 398
China - 27.0%
AAC Technologies Holdings, Inc. 40,500 203
Agricultural Bank of China, Ltd. Class
A 262,400 230
Agricultural Bank of China, Ltd. Class
H 2,091,000 1,372
Akeso, Inc. Class B(Æ)(Þ) 50,000 971
Alibaba Group Holding, Ltd. 932,537 13,756
Alibaba Group Holding, Ltd. - ADR 10,811 1,304
Aluminum Corp. of China, Ltd. Class A 1,305,100 1,341
Aluminum Corp. of China, Ltd. Class H 756,000 600
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anhui Conch Cement Co., Ltd. Class H 133,500 386
Anta Sports Products, Ltd. 343,800 3,943
Atour Lifestyle Holdings, Ltd. - ADR 38,652 1,307
AVICOPTER PLC Class A 33,100 182
Baidu, Inc. Class A(Æ) 339,850 3,723
Bank of China, Ltd. Class H 4,381,000 2,535
Bank of Communications Co., Ltd.
Class H 741,000 668
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 679,800 1,139
Beijing Zhong Ke San Huan High-Tech
Co., Ltd. Class A 77,800 143
BeOne Medicines, Ltd. - ADR(Æ) 3,787 1,140
Bilibili, Inc. Class Z(Æ) 52,880 1,210
Bilibili, Inc. - ADR(Æ) 19,471 444
Bosideng International Holdings, Ltd. 468,000 267
Budweiser Brewing Co. APAC, Ltd.(Þ) 635,800 669
BYD Co., Ltd. Class H 194,500 2,861
CGN Power Co., Ltd. Class H(Þ) 1,075,000 403
China CITIC Bank Corp., Ltd. Class H 777,679 723
China Construction Bank Corp. Class H 6,434,712 6,601
China CSSC Holdings, Ltd. Class A 182,300 869
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 206,000 546
China International Capital Corp., Ltd.
Class H(Þ) 743,200 1,891
China Life Insurance Co., Ltd. Class H 530,000 1,537
China Mengniu Dairy Co., Ltd. 1,020,000 2,129
China Merchants Bank Co., Ltd. Class
A 31,100 192
China Merchants Bank Co., Ltd. Class
H 880,852 5,725
China Overseas Land & Investment,
Ltd. 1,335,500 2,314
China Pacific Insurance Group Co., Ltd.
Class H 173,600 700
China Resources Gas Group, Ltd. 99,000 250
China Resources Land, Ltd. 587,000 2,158
China Tower Corp., Ltd. Class H(Þ) 464,300 651
China Yangtze Power Co., Ltd. Class A 81,893 317
Chow Tai Fook Jewellery Group, Ltd. 626,000 1,050
CITIC, Ltd. 409,000 614
CMOC Group, Ltd. Class A 113,200 140
CMOC Group, Ltd. Class H 102,000 115
Contemporary Amperex Technology
Co., Ltd. Class A 41,480 1,517
Contemporary Amperex Technology
Co., Ltd. Class H(Æ) 49,000 2,511
CSPC Pharmaceutical Group, Ltd. 619,000 783
DiDi Global, Inc. - ADR(Æ) 146,097 735
Dong-E-E-Jiao Co., Ltd. Class A 48,500 348
Dongfang Electric Corp., Ltd. Class A 75,800 213
Eastroc Beverage Group Co., Ltd. 31,225 1,220
ENN Energy Holdings, Ltd. 50,700 414
FinVolution Group - ADR 17,124 147
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 184,800 986
Full Truck Alliance Co., Ltd. - ADR 142,596 1,647

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 37,600 272
Gambol Pet Group Co., Ltd. Class A 30,297 381
GDS Holdings, Ltd. Class A(Æ) 105,500 475
Geely Automobile Holdings, Ltd. 377,000 849
Giant Biogene Holding Co., Ltd.(Þ) 50,282 359
Great Wall Motor Co., Ltd. Class H 996,500 1,631
Guosen Securities Co., Ltd. Class A 310,900 572
Guotai Haitong Securities Co., Ltd.
Class A 64,100 181
Guoyuan Securities Co., Ltd. Class A 704,285 831
H World Group, Ltd. 338,700 1,056
Haidilao International Holding, Ltd.(Þ) 46,000 82
Haier Smart Home Co., Ltd. Class H 1,059,400 3,335
Hisense Visual Technology Co., Ltd.
Class A 53,300 169
Huaming Power Equipment Co., Ltd.
Class A 291,658 715
Huatai Securities Co., Ltd. Class A 275,000 764
Huatai Securities Co., Ltd. Class H(Þ) 132,000 302
IEIT SYSTEMS Co., Ltd. Class A 25,400 197
Industrial & Commercial Bank of
China, Ltd. Class H 2,499,401 1,917
Innovent Biologics, Inc.(Æ)(Þ) 53,500 668
JD Logistics, Inc.(Æ)(Þ) 165,200 288
JD.com, Inc. Class A 91,976 1,423
JD.com, Inc. - ADR 58,842 1,853
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 8,892 78
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 127,400 1,276
Joincare Pharmaceutical Group Industry
Co., Ltd. Class A 103,100 182
Kanzhun, Ltd. - ADR 49,836 945
Kingsoft Corp., Ltd. 310,600 1,408
Kunlun Energy Co., Ltd. 316,000 303
Kweichow Moutai Co., Ltd. Class A 763 151
Laopu Gold Co., Ltd. Class H 9,700 872
Lenovo Group, Ltd. 830,701 1,072
Lens Technology Co., Ltd. Class H(Æ) 211,400 537
LexinFintech Holdings, Ltd. - ADR 65,331 416
Li Ning Co., Ltd. 514,500 1,092
Longfor Group Holdings, Ltd.(Þ) 649,000 810
Meituan Class B(Æ)(Þ) 226,928 3,517
NetEase, Inc. 35,000 913
NetEase, Inc. - ADR 16,711 2,177
Ningbo Jintian Copper Group Co., Ltd.
Class A 134,400 146
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 137
Orient Securities Co., Ltd. Class A 155,678 243
PDD Holdings, Inc. - ADR(Æ) 1,779 202
People's Insurance Co. Group of China,
Ltd. (The) Class H 202,169 156
PICC Property & Casualty Co., Ltd.
Class H 600,545 1,249
Ping An Insurance Group Co. of China,
Ltd. Class A 62,000 507
Ping An Insurance Group Co. of China,
Ltd. Class H 928,500 6,385
Pop Mart International Group, Ltd.(Þ) 114,600 3,591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosus NV 21,785 1,246
Qifu Technology, Inc. - ADR 38,124 1,309
SDIC Capital Co., Ltd. Class A 239,100 251
SF Holding Co., Ltd. Class H 179,723 1,001
Shandong Nanshan Aluminum Co., Ltd.
Class A 930,300 507
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 1,392,400 1,226
Shenwan Hongyuan Group Co., Ltd.
Class A 469,800 346
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 1,600 51
Shenzhou International Group
Holdings, Ltd. 58,900 421
Sinopharm Group Co., Ltd. Class H 120,000 288
Sunny Optical Technology Group Co.,
Ltd. 169,800 1,583
SY Holdings Group, Ltd.(Þ) 115,000 206
Tencent Holdings, Ltd. 490,813 34,406
Tencent Music Entertainment Group
- ADR 19,375 407
Tingyi Cayman Islands Holding Corp. 46,000 68
Trip.com Group, Ltd. 17,350 1,088
Trip.com Group, Ltd. - ADR 24,867 1,541
Tsingtao Brewery Co., Ltd. Class H 16,000 102
Vipshop Holdings, Ltd. - ADR 24,005 362
Weichai Power Co., Ltd. Class H 1,125,000 2,386
Wilmar International, Ltd. 637,500 1,444
Wuliangye Yibin Co., Ltd. Class A 20,379 344
WuXi AppTec Co., Ltd. Class H(Þ) 148,600 2,002
WuXi Biologics Cayman, Inc.(Æ)(Þ) 153,000 628
Xiaomi Corp. Class B(Æ)(Þ) 1,370,400 9,164
Xinyi Glass Holdings, Ltd. 1,155,000 1,192
Yum China Holdings, Inc. 21,036 982
Yunnan Tin Co., Ltd. Class A 69,800 173
Zhejiang China Commodities City
Group Co., Ltd. Class A 388,800 1,154
Zhejiang Leapmotor Technology Co.,
Ltd. Class H(Æ)(Þ) 98,239 759
Zhejiang Longsheng Group Co., Ltd.
Class A 1,169,073 1,723
Zhejiang NHU Co., Ltd. Class A 281,593 875
Zhongsheng Group Holdings, Ltd. 567,000 957
Zijin Mining Group Co., Ltd. Class A 252,974 670
Zijin Mining Group Co., Ltd. Class H 1,522,000 4,024
ZTO Express Cayman, Inc. 7,050 138
ZTO Express Cayman, Inc. - ADR 89,268 1,758
203,307
Colombia - 0.2%
Ecopetrol SA - ADR 13,690 115
Grupo Cibest SA - ADR 30,618 1,329
1,444
Czech Republic - 0.1%
CEZ AS 7,706 447
Germany - 0.0%
Siemens Energy AG(Æ) 2,295 267

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greece - 0.8%
Alpha Bank SA 520,446 1,956
Eurobank Ergasias SA 70,292 259
Mytilineos Holdings SA 6,370 351
National Bank of Greece SA 101,773 1,425
OPAP SA 36,920 828
Piraeus Financial Holdings SA 109,066 841
5,660
Hong Kong - 1.4%
AIA Group, Ltd. 368,800 3,451
ASMPT, Ltd. 117,300 989
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Damai Entertainment Holdings, Ltd.(Æ) 1,990,000 280
Hong Kong Exchanges & Clearing, Ltd. 29,500 1,606
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 2,555,000 2,449
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 1,831,000 1,845
10,688
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 39,651 345
OTP Bank PLC 50,452 4,091
Richter Gedeon Nyrt 13,820 414
4,850
India - 13.1%
ABB, Ltd. 1,471 92
Apollo Hospitals Enterprise, Ltd. 31,457 2,686
Asian Paints, Ltd. 4,069 111
Axis Bank, Ltd. 167,456 2,036
Bajaj Auto, Ltd. 1,226 112
Bajaj Finance, Ltd. 488,714 4,892
Bank of Baroda 123,026 333
Bharat Electronics, Ltd. 1,245,733 5,406
Bharat Petroleum Corp., Ltd. 113,916 426
Bharti Airtel, Ltd. 369,023 8,044
Britannia Industries, Ltd. 32,046 2,098
BSE, Ltd. 15,751 432
Canara Bank 561,985 683
Central Depository Services India, Ltd.
(Þ) 5,684 95
Cipla, Ltd. 45,740 809
Colgate-Palmolive India, Ltd. 1,221 31
Dabur India, Ltd. Class A 9,402 57
Dixon Technologies India, Ltd.(Þ) 2,922 559
DLF, Ltd. 231,965 2,064
Dr Reddy's Laboratories, Ltd. 6,063 88
Eternal, Ltd.(Æ) 374,715 1,310
GAIL India, Ltd. 193,740 390
GE Vernova T&D India, Ltd. 4,127 127
GMR Infrastructure, Ltd.(Æ) 932,490 952
Godrej Properties, Ltd.(Æ) 30,233 720
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grasim Industries, Ltd. 22,231 695
Havells India, Ltd. 9,120 156
HCL Technologies, Ltd. 110,086 1,834
HDFC Asset Management Co., Ltd.(Þ) 11,836 760
HDFC Bank, Ltd. 460,593 10,578
HDFC Life Insurance Co., Ltd.(Þ) 152,769 1,310
Hero MotoCorp, Ltd. 10,604 512
Hindalco Industries, Ltd. 96,856 749
Hindustan Aeronautics, Ltd.(Þ) 24,119 1,240
Hindustan Petroleum Corp., Ltd. 76,994 366
Hindustan Unilever, Ltd. 2,627 76
ICICI Bank, Ltd. 226,779 3,829
ICICI Bank, Ltd. - ADR 35,314 1,190
Indian Hotels Co., Ltd. (The) 189,986 1,598
Indian Oil Corp., Ltd.(Æ) 225,949 373
Indus Towers, Ltd.(Æ) 95,397 393
Infosys, Ltd. 91,763 1,569
Infosys, Ltd. - ADR 88,787 1,484
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 607
JSW Energy, Ltd. 152,394 888
JSW Infrastructure, Ltd. 238,373 822
Kfin Technologies, Ltd. 9,978 122
Kotak Mahindra Bank, Ltd. 28,779 647
Larsen & Toubro, Ltd. 3,059 126
Lupin, Ltd. 40,616 891
Macrotech Developers, Ltd.(Þ) 52,631 730
Mahindra & Mahindra, Ltd. 77,827 2,829
MakeMyTrip, Ltd.(Æ) 6,923 648
Marico, Ltd. 18,169 147
Maruti Suzuki India, Ltd. 7,807 1,122
Max Healthcare Institute, Ltd. 67,762 957
Mphasis, Ltd. 8,185 258
Multi Commodity Exchange of India,
Ltd. 1,411 123
National Aluminium Co., Ltd. 234,318 490
Nestle India, Ltd. 4,677 120
Paradeep Phosphates, Ltd.(Þ) 191,053 467
PB Fintech, Ltd.(Æ) 10,890 225
Persistent Systems, Ltd. 1,905 111
Petronet LNG, Ltd. 256,659 843
Phoenix Mills, Ltd. (The) 54,874 923
Power Finance Corp., Ltd. 115,750 537
Power Grid Corp. of India, Ltd. 278,852 923
REC, Ltd. 86,672 388
Reliance Industries, Ltd. 338,234 5,339
Shriram Finance, Ltd. 302,292 2,161
Siemens Energy India, Ltd.(Æ) 2,284 84
Siemens, Ltd. 2,284 79
State Bank of India 130,395 1,180
Sun Pharmaceutical Industries, Ltd. 116,485 2,265
Tata Global Beverages, Ltd. 6,245 76
Tata Motors, Ltd. 86,172 649
Tata Steel, Ltd. 292,963 523
Tech Mahindra, Ltd. 23,992 398
Titan Co., Ltd. 36,036 1,371
TVS Motor Co., Ltd. 14,814 472
UltraTech Cement, Ltd. 5,051 703
UPL, Ltd. 439,722 3,511
Vedanta, Ltd. 76,295 368

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 213,103 599
98,987
Indonesia - 1.0%
Astra International Tbk PT 5,595,421 1,728
Bank Central Asia Tbk PT 4,968,600 2,479
Bank Mandiri Persero Tbk PT 299,500 81
Bank Rakyat Indonesia Persero Tbk PT 7,942,554 1,772
Telkom Indonesia Persero Tbk PT 9,237,982 1,602
7,662
Italy - 0.0%
Coca-Cola HBC AG 5,849 304
Kazakhstan - 0.6%
Air Astana JSC - GDR(Þ) 33,434 185
Kaspi.KZ JSC 21,120 1,827
Kaspi.KZ JSC - ADR 30,242 2,386
4,398
Kuwait - 0.2%
Kuwait Finance House 170,234 447
Kuwait International Bank 173,856 157
National Bank of Kuwait SAKP 163,974 560
1,164
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 873,000 4,273
Malaysia - 0.3%
CIMB Group Holdings BHD 472,800 721
Malayan Banking BHD 376,400 825
Press Metal Berhad 50,700 63
Public Bank Bhd 1,019,800 1,004
2,613
Mexico - 1.5%
America Movil SAB de CV 813,952 735
Arca Continental SAB de CV 90,581 944
Cemex SAB de CV - ADR 38,486 335
Fibra Uno Administracion SA de CV(ö) 38,348 55
Fresnillo PLC 179,033 3,307
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 12,483 165
Grupo Financiero Banorte SAB de CV
Class O 300,183 2,675
Kimberly-Clark de Mexico SAB de CV
Class A 664,653 1,239
Southern Copper Corp. 1,780 167
Ternium SA - ADR 20,967 683
Wal-Mart de Mexico SAB de CV 324,344 956
11,261
Netherlands - 0.2%
ASM International NV 279 135
ASML Holding NV Class G 1,685 1,170
Ferrari NV 331 147
1,452
Peru - 0.3%
Credicorp, Ltd. 10,104 2,395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippines - 0.4%
Ayala Land, Inc. 1,986,200 847
BDO Unibank, Inc. 483,190 1,178
International Container Terminal
Services, Inc. 154,910 1,186
SM Investments Corp. 7,500 105
3,316
Poland - 1.2%
Allegro.eu SA(Æ)(Þ) 68,777 676
Bank Polska Kasa Opieki SA 10,118 549
Dino Polska SA(Æ)(Þ) 160,490 2,118
ORLEN SA 57,068 1,271
Powszechna Kasa Oszczednosci Bank
Polski SA 166,536 3,641
Powszechny Zaklad Ubezpieczen SA 66,309 1,111
9,366
Qatar - 0.1%
Qatar National Bank QPSC 128,245 659
Romania - 0.1%
NEPI Rockcastle NV(Æ) 54,700 417
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Æ)(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 2.5%
Al Rajhi Bank 169,020 4,256
Alinma Bank 12,884 88
Almarai Co. JSC 20,925 267
Arab National Bank 81,980 473
Banque Saudi Fransi 121,544 554
Dr Sulaiman Al Habib Medical Services
Group Co. 5,804 404
Elm Co. 1,223 294
Etihad Etisalat Co. 115,301 1,869
Ridyadh Cables Group Co. 2,236 78
Riyad Bank 124,350 931
SABIC Agri-Nutrients Co. 15,185 482
Saudi Arabian Oil Co.(Þ) 161,787 1,047
Saudi Awwal Bank 199,252 1,714
Saudi National Bank (The) 488,495 4,860
Saudi Telecom Co. 132,928 1,486
18,803
Singapore - 1.1%
DBS Group Holdings, Ltd. 6,900 253
Grab Holdings, Ltd. Class A(Æ) 504,540 2,467

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SEA, Ltd. - ADR(Æ) 36,634 5,739
8,459
South Africa - 2.5%
Absa Group, Ltd. 127,528 1,258
Anglogold Ashanti PLC 114,729 5,284
Aspen Pharmacare Holdings, Ltd. 35,115 225
Bid Corp., Ltd. 24,747 621
Bidvest Group, Ltd. (The) 89,005 1,158
Clicks Group, Ltd. 9,035 189
FirstRand, Ltd. 215,939 914
Gold Fields, Ltd. 94,792 2,301
Gold Fields, Ltd. - ADR 15,604 380
Harmony Gold Mining Co., Ltd. - ADR 29,848 402
MTN Group, Ltd. 111,900 942
Naspers, Ltd. Class N 6,497 2,011
Nedbank Group, Ltd. 36,760 501
Sanlam, Ltd. 129,172 620
Sibanye Stillwater, Ltd.(Æ) 643,433 1,345
Standard Bank Group, Ltd. 67,038 859
19,010
South Korea - 12.3%
Amorepacific Corp. 16,679 1,613
Celltrion, Inc. 624 80
Cosmax, Inc. 2,995 540
Coupang, Inc.(Æ) 81,002 2,384
D'Alba Global Co., Ltd.(Æ) 1,510 221
DB Insurance Co., Ltd. 8,347 766
Hana Financial Group, Inc. 46,961 2,875
Hankook Tire & Technology Co., Ltd. 45,338 1,449
Hanwha Aerospace Co., Ltd. 2,948 2,107
HD Hyundai Electric Co., Ltd. 5,263 1,892
HD Hyundai Heavy Industries Co., Ltd. 8,231 2,896
HD Hyundai Marine Solution Co., Ltd. 5,069 744
Hyundai Engineering & Construction
Co., Ltd. 18,030 876
Hyundai Glovis Co., Ltd. 4,069 431
Hyundai Heavy Industries Co., Ltd. 14,197 3,666
Hyundai Mobis Co., Ltd. 13,612 2,879
Hyundai Motor Co. 12,693 1,940
Hyundai Robotics Co., Ltd. 10,650 1,087
Hyundai Rotem Co., Ltd. 9,517 1,383
Kakao Corp. 2,720 113
KB Financial Group, Inc. 57,499 4,573
KEPCO Engineering & Construction
Co., Inc. 3,825 254
Kia Corp. 7,634 560
Korea Electric Power Corp. 111,610 3,093
Korea Investment Holdings Co., Ltd. 20,922 2,141
KT Corp. - ADR 7,473 151
KT&G Corp. 16,076 1,515
LG Corp. Class H 7,458 424
LG Electronics, Inc. Class H 12,816 711
NAVER Corp. 9,231 1,560
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,656 1,268
Samsung C&T Corp. 6,908 835
Samsung Electro-Mechanics Co., Ltd. 26,049 2,769
Samsung Electronics Co., Ltd. 299,178 15,295
Samsung Fire & Marine Insurance Co.,
Ltd. 6,666 2,111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Heavy Industries Co., Ltd.(Æ) 83,075 1,135
Samsung SDS Co., Ltd. 3,036 348
Samsung Securities Co., Ltd. 18,111 920
Samyang Foods Co., Ltd. 1,385 1,430
Shinhan Financial Group Co., Ltd. 72,275 3,526
SK Hynix, Inc. 68,521 13,288
SK Square Co., Ltd.(Æ) 8,490 924
SK Telecom Co., Ltd. 8,334 337
S-Oil Corp. 24,635 1,112
Sung Kwang Bend Co., Ltd. 16,526 381
Woori Financial Group, Inc. 107,031 1,897
92,500
Taiwan - 15.6%
Accton Technology Corp. 170,000 5,049
Arcadyan Technology Corp. 38,000 281
ASE Technology Holding Co., Ltd. 190,000 965
Asia Cement Corp. 22,000 30
Asia Vital Components Co., Ltd. 21,000 645
ASPEED Technology, Inc. 15,000 2,278
Asustek Computer, Inc. 66,155 1,454
Bizlink Holding, Inc. 116,022 3,516
Catcher Technology Co., Ltd. 59,000 416
Cathay Financial Holding Co., Ltd. 361,000 731
Compal Electronics, Inc. 987,000 968
CTBC Financial Holding Co., Ltd. 1,353,000 1,855
Delta Electronics, Inc. 12,169 230
E.Sun Financial Holding Co., Ltd. 418,146 446
Elite Material Co., Ltd. 11,000 405
Eva Airways Corp. 229,000 288
First Financial Holding Co., Ltd. 73,124 72
Fubon Financial Holding Co., Ltd. 727,750 1,994
Globalwafers Co., Ltd. 115,000 1,312
Hiwin Technologies Corp. 227,000 1,605
Hon Hai Precision Industry Co., Ltd. 886,000 5,251
International Games System Co., Ltd. 6,000 157
KGI Financial Holding Co., Ltd. 2,704,000 1,366
Largan Precision Co., Ltd. 27,000 2,121
Lite-On Technology Corp. 15,107 60
MediaTek, Inc. 215,000 9,809
Mega Financial Holding Co., Ltd. 65,238 92
Pegatron Corp. 176,000 468
PharmaEssentia Corp. 12,000 198
Quanta Computer, Inc. 86,000 807
Realtek Semiconductor Corp. 129,000 2,466
SinoPac Financial Holdings Co., Ltd. 760,375 625
Synnex Technology International Corp. 12,000 27
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,447,000 55,895
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 39,427 9,526
Uni-President Enterprises Corp. 382,000 1,006
United Microelectronics Corp. 332,707 459
Wistron Corp. 166,000 680
WPG Holdings, Ltd. 148,000 327
Yageo Corp. 31,065 548
Yuanta Financial Holding Co., Ltd. 801,740 831
117,259
Thailand - 1.8%
Advanced Info Service PCL - NVDR 172,900 1,539

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amata Corp. PCL - NVDR 205,100 98
Bangkok Bank PCL - NVDR 327,700 1,476
Bangkok Dusit Medical Services PCL
- NVDR 591,000 388
Charoen Pokphand Foods PCL - NVDR 1,081,900 753
CP ALL PCL - NVDR 986,300 1,426
Indorama Ventures PCL - NVDR 1,222,400 856
Kasikornbank PCL - NVDR 273,900 1,351
PTT Oil & Retail Business PCL
- NVDR 2,153,300 912
PTT PCL - NVDR 148,400 150
SCB X PCL - NVDR 363,400 1,400
Siam Cement PCL (The) - NVDR 183,400 1,127
Srisawad Corp. PCL - NVDR 906,850 559
Thai Beverage PCL 3,478,200 1,242
True Corp. PCL(Æ) - NVDR 380,800 121
13,398
Turkey - 1.3%
Akbank TAS 1,241,259 2,063
Aselsan Elektronik Sanayi Ve Ticaret
AS 288,395 1,326
Astor Transformator Enerji Turizm
Insaat Ve Petrol Sanayi Ticaret AS 43,145 111
BIM Birlesik Magazalar AS 93,798 1,220
Coca-Cola Icecek AS 169,707 211
Ford Otomotiv Sanayi AS 242,800 567
Haci Omer Sabanci Holding AS 426,839 997
Migros Ticaret AS 16,845 216
Turk Hava Yollari AO 166,612 1,176
Turkcell Iletisim Hizmetleri AS 456,628 1,044
Turkiye Garanti Bankasi AS 63,349 223
Turkiye Petrol Rafinerileri AS 75,910 315
9,469
United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC 311,166 1,371
Aldar Properties PJSC 793,575 2,045
Americana Restaurants International
PLC 553,359 319
Dubai Islamic Bank PJSC 70,706 191
Emaar Development PJSC 79,344 323
Emaar Properties PJSC 1,532,514 6,314
Emirates NBD Bank PJSC 115,618 840
First Abu Dhabi Bank PJSC 445,054 2,174
Parkin Co. PJSC 101,155 170
Salik Co. PJSC 526,440 915
14,662
United Kingdom - 0.2%
Coca-Cola Europacific Partners PLC 1,514 147
HSBC Holdings PLC 33,722 410
Investec PLC 125,076 925
1,482
United States - 0.8%
Cognizant Technology Solutions Corp.
Class A 24,600 1,765
Freeport-McMoRan, Inc. 38,984 1,569
Globant SA(Æ) 9,268 781
JBS NV Class A(Æ) 35,178 486
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meta Platforms, Inc. Class A 428 331
Netflix, Inc. Class B(Æ) 320 371
Spotify Technology SA(Æ) 741 464
5,767
Vietnam - 0.3%
FPT Corp. 125,350 492
Vietnam Dairy Products JSC 720,400 1,668
2,160
Total Common Stocks
(cost $514,823) 719,168
Preferred Stocks - 1.0%
Brazil - 0.9%
Banco Bradesco SA
7.855% (Æ)(Ÿ) 479,780 1,331
Cia Energetica de Minas Gerais
17.447% (Ÿ) 1,081,725 1,995
Itau Unibanco Holding SA
7.897% (Ÿ) 224,548 1,410
Petroleo Brasileiro SA - Petrobras
11.340% (Ÿ) 368,990 2,151
6,887
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PAO
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.1%
Hyundai Motor Co.
6.192% (Ÿ) 2,901 343
Samsung Electronics Co., Ltd.
2.508% (Ÿ) 3,024 125
468
Total Preferred Stocks
(cost $7,785) 7,355
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 24,208,787 (∞) 24,202
Total Short-Term Investments
(cost $24,202) 24,202
Total Investments - 99.7%
(identified cost $546,810) 750,725
Other Assets and Liabilities,
Net - 0.3%
2,230
Net Assets - 100.0%
752,955

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 83
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.4%
Air Astana JSC 04/24/24 33,434 8.60 287
185
Akeso, Inc. 04/02/25 HKD 50,000 10.84 542
971
Allegro.eu SA 02/19/25 PLN 68,777 7.81 537
676
Budweiser Brewing Co. APAC, Ltd. 03/26/25 HKD 635,800 1.21 768
669
Central Depository Services India, Ltd. 03/26/24 INR 5,684 10.76 61
95
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
403
China International Capital Corp., Ltd. 03/09/23 HKD 743,200 1.98 1,471
1,891
China Tower Corp., Ltd. 06/30/21 HKD 464,300 1.37 636
651
Dino Polska SA 06/24/19 PLN 160,490 4.48 719
2,118
Dixon Technologies India, Ltd. 12/11/24 INR 2,922 191.71 560
559
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 37,600 4.68 176
272
Giant Biogene Holding Co., Ltd. 09/19/24 HKD 50,282 4.77 240
359
Haidilao International Holding, Ltd. 05/02/24 HKD 46,000 2.43 112
82
HDFC Asset Management Co., Ltd. 07/31/24 INR 11,836 50.42 597
760
HDFC Life Insurance Co., Ltd. 09/20/23 INR 152,769 7.65 1,168
1,310
Hindustan Aeronautics, Ltd. 04/13/22 INR 24,119 17.16 414
1,240
Huatai Securities Co., Ltd. 03/12/25 HKD 132,000 1.89 249
302
Innovent Biologics, Inc. 07/23/25 HKD 53,500 12.14 649
668
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
607
JD Logistics, Inc. 12/11/24 HKD 165,200 1.86 308
288
Longfor Group Holdings, Ltd. 04/30/25 HKD 649,000 1.36 879
810
Macrotech Developers, Ltd. 02/07/24 INR 52,631 14.50 763
730
Meituan 06/26/24 HKD 226,928 14.89 3,379
3,517
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
137
Paradeep Phosphates, Ltd. 12/18/24 INR 191,053 1.33 255
467
Pop Mart International Group, Ltd. 08/28/24 HKD 114,600 8.73 1,001
3,591
Rede D'Or Sao Luiz SA 06/18/25 BRL 50,374 6.20 312
292
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,656 522.25 865
1,268
Saudi Arabian Oil Co. 11/27/24 SAR 161,787 7.23 1,170
1,047
SY Holdings Group, Ltd. 07/16/25 HKD 115,000 1.76 202
206
WH Group, Ltd. 01/31/24 HKD 1,831,000 0.60 1,103
1,845
WuXi AppTec Co., Ltd. 12/18/24 HKD 148,600 7.33 1,089
2,002
WuXi Biologics (Cayman), Inc. 06/13/25 HKD 153,000 3.49 534
628
Xiaomi Corp. 09/13/23 HKD 1,370,400 4.05 5,553
9,164
Zhejiang Leapmotor Technology Co., Ltd. 05/28/25 HKD 98,239 7.18 705 759
40,569
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE Taiwan Index Futures 52 USD 4,050 08/25
65
MSCI Emerging Markets Index Futures 406 USD 25,137 09/25 565
Short Positions
MSCI Emerging Markets Index Futures 65 USD 4,024 09/25 (93)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 537
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 374 AED 1,375 08/01/25 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 53 EUR 46 08/01/25 (1)
Bank of America USD 134 HKD 1,053 08/01/25 —
Bank of America USD 292 HKD 2,290 08/01/25 —
Bank of America HKD 1,047 USD 133 08/01/25 —
Bank of America HKD 1,640 USD 209 08/01/25 —
Bank of America HKD 3,220 USD 410 08/01/25 —
Bank of America HKD 3,359 USD 428 08/01/25 —
Bank of America HKD 1,439 USD 183 08/04/25 —
Bank of America TRY 9,667 USD 238 08/01/25 —
Citigroup USD 3,809 TWD 112,000 09/17/25 (52)
State Street USD 139 KRW 192,523 08/01/25 —
State Street USD 167 KRW 231,338 08/01/25 —
State Street USD 187 KRW 258,808 08/01/25 —
State Street USD 210 KRW 290,840 08/01/25 —
State Street USD 834 THB 27,278 08/01/25 1
State Street BRL 2,081 USD 373 08/01/25 2
State Street BRL 151 USD 27 08/04/25 —
State Street TWD 5,424 USD 181 08/01/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (50)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 856 $ — $ —
$ —
$ 856
Austria — 1,133 —
—
1,133
Brazil 36,013 — —
—
36,013
Canada 2,869 — —
—
2,869
Chile 398 — —
—
398
China 19,213 184,094 —
—
203,307
Colombia 1,444 — —
—
1,444
Czech Republic — 447 —
—
447
Germany — 267 —
—
267
Greece — 5,660 —
—
5,660
Hong Kong — 10,620 68
—
10,688
Hungary — 4,850 —
—
4,850
India 3,407 95,580 —
—
98,987
Indonesia — 7,662 —
—
7,662
Italy — 304 —
—
304
Kazakhstan 2,386 2,012 —
—
4,398
Kuwait — 1,164 —
—
1,164
Macao — 4,273 —
—
4,273

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Malaysia — 2,613 —
—
2,613
Mexico 7,954 3,307 —
—
11,261
Netherlands 1,317 135 —
—
1,452
Peru 2,395 — —
—
2,395
Philippines — 3,316 —
—
3,316
Poland — 9,366 —
—
9,366
Qatar — 659 —
—
659
Romania — 417 —
—
417
Russia — — —
—
—
Saudi Arabia — 18,803 —
—
18,803
Singapore 8,206 253 —
—
8,459
South Africa 4,848 14,162 —
—
19,010
South Korea 2,535 89,965 —
—
92,500
Taiwan 9,526 107,733 —
—
117,259
Thailand — 13,398 —
—
13,398
Turkey — 9,469 —
—
9,469
United Arab Emirates — 14,662 —
—
14,662
United Kingdom 147 1,335 —
—
1,482
United States 5,767 — —
—
5,767
Vietnam — 2,160 —
—
2,160
Preferred Stocks 6,887 468 — — 7,355
Short-Term Investments — — — 24,202 24,202
Total Investments 116,168 610,287 68 24,202 750,725
Other Financial Instruments
Assets
Futures Contracts 630 — — — 630
Foreign Currency Exchange Contracts 3 — — — 3
Liabilities
Futures Contracts (93) — — — (93)
Foreign Currency Exchange Contracts (1) (52) — — (53)
Total Other Financial Instruments
*
$ 539 $ (52) $ — $ — $ 487
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
134,265
Consumer Staples ...............................................................................
31,984
Energy ................................................................................................
14,781
Financial Services ..............................................................................
196,572
Health Care ........................................................................................
25,115
Materials and Processing ...................................................................
45,853
Producer Durables ..............................................................................
55,416
Technology .........................................................................................
188,182
Utilities ...............................................................................................
27,000
Preferred Stocks
Consumer Discretionary ....................................................................
344
Energy ................................................................................................
2,151
Financial Services ..............................................................................
2,740
Technology .........................................................................................
125
Utilities ...............................................................................................
1,995
Short-Term Investments .............................................................
24,202
Total Investments ............................................................................... 750,725
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was , an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,825 $ 239,376 $ 248,994 $ (7) $ 2 $ 24,202 $ 842 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.5%
Consumer Discretionary - 14.8%
Abercrombie & Fitch Co. Class A(Æ) 195,224 18,745
Amazon.com, Inc.(Æ) 1,895,275 443,703
Autoliv , Inc. 32,888 3,669
AutoZone, Inc.(Æ) 3,781 14,248
Best Buy Co., Inc. 63,283 4,117
Capri Holdings, Ltd.(Æ) 255,643 4,650
Charter Communications, Inc. Class A(Æ) 13,349 3,596
Chipotle Mexican Grill, Inc. Class A(Æ) 475,800 20,402
Comcast Corp. Class A 799,983 26,584
Costco Wholesale Corp. 119,777 112,547
Deckers Outdoor Corp.(Æ) 21,640 2,298
Dollar General Corp. 442,144 46,381
Dollar Tree, Inc.(Æ) 182,184 20,687
DR Horton, Inc. 169,618 24,228
eBay, Inc. 26,648 2,445
Expedia Group, Inc. 5,900 1,063
Ford Motor Co. 577,448 6,392
Fox Corp. Class A 190,145 10,603
Garmin, Ltd. 46,864 10,252
General Motors Co. 544,696 29,054
Grand Canyon Education, Inc.(Æ) 17,657 2,978
Hilton Worldwide Holdings, Inc. 81,370 21,814
Home Depot, Inc. (The) 75,922 27,902
Lennar Corp. Class A 140,995 15,817
Lennar Corp. Class B 56 6
Liberty Media Corp. Class A(Æ) 21,159 1,731
Live Nation Entertainment, Inc.(Æ) 228,255 33,713
Lowe's Cos., Inc. 185,439 41,459
Marriott International, Inc. Class A 7,893 2,082
McDonald's Corp. 5,663 1,699
Netflix, Inc. Class B(Æ) 73,342 85,033
New York Times Co. (The) Class A 69,057 3,583
News Corp. Class A 251,088 7,362
NIKE, Inc. Class B 2,506 187
nVent Electric PLC 6,066 476
NVR, Inc.(Æ) 1,999 15,091
O'Reilly Automotive, Inc.(Æ) 750,240 73,764
Polaris, Inc. 110,327 5,837
PulteGroup, Inc. 240,752 27,186
Ross Stores, Inc. 30,823 4,209
Royal Caribbean Cruises, Ltd. 10,518 3,343
RTX Corp. 228,015 35,928
Starbucks Corp. 218,530 19,484
Tapestry, Inc. 78,600 8,491
Target Corp. 249,911 25,116
Tesla, Inc.(Æ) 257,915 79,508
TJX Cos., Inc. (The) 206,593 25,727
Tractor Supply Co. 314,087 17,887
Travel + Leisure Co. 52,623 3,118
Ulta Beauty, Inc.(Æ) 22,507 11,591
Walmart, Inc. 526,143 51,552
Walt Disney Co. (The) 95,095 11,327
Whirlpool Corp. 139,140 11,554
Williams-Sonoma, Inc. 44,282 8,283
Wingstop , Inc. 22,100 8,339
Wyndham Hotels & Resorts, Inc. 59,865 5,148
Yum China Holdings, Inc. 29,534 1,379
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 284,366 40,991
1,546,359
Consumer Staples - 3.2%
Ambev SA - ADR 3,573,200 7,790
Archer-Daniels-Midland Co. 26,319 1,426
Church & Dwight Co., Inc. 14,788 1,387
Coca-Cola Co. (The) 102,679 6,971
Coca-Cola Europacific Partners PLC 72,498 7,026
Colgate-Palmolive Co. 61,226 5,134
Constellation Brands, Inc. Class A 67,184 11,222
CVS Health Corp. 490,183 30,440
Estee Lauder Cos., Inc. (The) Class A 189,926 17,728
Haleon PLC - ADR 958,773 9,041
Hershey Co. (The) 32,399 6,030
Ingredion, Inc. 138,487 18,217
Kenvue , Inc. 290,795 6,235
Keurig Dr Pepper, Inc. 14,941 488
Kimberly-Clark Corp. 5,800 723
Kroger Co. (The) 975,852 68,407
Molson Coors Beverage Co. Class B 200,585 9,772
Mondelez International, Inc. Class A 349,771 22,627
Monster Beverage Corp.(Æ) 224,009 13,161
PepsiCo, Inc. 131,961 18,200
Philip Morris International, Inc. 112,197 18,406
Procter & Gamble Co. (The) 266,025 40,029
Sysco Corp. 51,834 4,126
Tyson Foods, Inc. Class A 186,140 9,735
Unilever PLC - ADR 15,084 881
335,202
Energy - 2.6%
Baker Hughes Co. 191,902 8,645
BP PLC - ADR 91,575 2,944
Canadian Natural Resources, Ltd. 278,164 8,818
Chevron Corp. 225,302 34,165
Devon Energy Corp. 30,184 1,003
Diamondback Energy, Inc. 114,378 17,003
Eaton Corp. PLC 105,586 40,621
EOG Resources, Inc. 104,447 12,536
EQT Corp. 44,879 2,412
Exxon Mobil Corp. 661,848 73,889
Halliburton Co. 245,512 5,500
Marathon Petroleum Corp. 64,204 10,927
Phillips 66 103,255 12,760
Shell PLC - ADR 363,675 26,261
Valero Energy Corp. 128,835 17,690
275,174
Financial Services - 13.8%
AerCap Holdings NV 366,426 39,299
Aflac, Inc. 25,549 2,539
Allstate Corp. (The) 132,623 26,956
American Express Co. 170,417 51,008
American International Group, Inc. 99,016 7,687
American Tower Corp.(ö) 86,616 18,050
Ameriprise Financial, Inc. 5,878 3,046
Annaly Capital Management, Inc.(ö) 99,532 2,023
Aon PLC Class A 77,032 27,401

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Global Management, Inc. 159,449 23,171
Arthur J Gallagher & Co. 53,507 15,370
Assurant, Inc. 5,910 1,107
Assured Guaranty, Ltd. 599 51
AvalonBay Communities, Inc.(ö) 5,000 931
Bank of America Corp. 820,165 38,769
Bank of New York Mellon Corp. (The) 60,794 6,168
Bank OZK 21,974 1,083
Berkshire Hathaway, Inc. Class B(Æ) 185,181 87,383
BOK Financial Corp. 132,196 13,422
Capital One Financial Corp. 183,447 39,441
Carlyle Group, Inc. (The) 377,151 22,878
Charles Schwab Corp. (The) 140,526 13,734
Chubb, Ltd. 142,769 37,982
Cincinnati Financial Corp. 26,369 3,890
Citigroup, Inc. 555,573 52,057
Citizens Financial Group, Inc. 462,301 22,061
CME Group, Inc. Class A 14,101 3,924
East West Bancorp, Inc. 28,223 2,829
Equinix , Inc.(ö) 32,204 25,286
Equity LifeStyle Properties, Inc. Class A(ö) 278,159 16,667
Evercore , Inc. Class A 14,201 4,276
Everest Re Group, Ltd. 900 302
Fifth Third Bancorp 223,451 9,289
First Citizens BancShares , Inc. Class A 1,845 3,680
Goldman Sachs Group, Inc. (The) 12,071 8,734
Hartford Insurance Group, Inc. (The) 63,811 7,937
Healthpeak Properties, Inc.(ö) 848,966 14,381
Host Hotels & Resorts, Inc.(ö) 478,642 7,524
Howard Hughes Holdings, Inc.(Æ) 277,402 19,066
Huntington Bancshares, Inc. 831,115 13,655
Intercontinental Exchange, Inc. 163,857 30,286
Janus Henderson Group PLC 119,188 5,161
JPMorgan Chase & Co. 357,953 106,040
Kimco Realty Corp.(ö) 434,379 9,222
Markel Group, Inc.(Æ) 9,476 19,031
MasterCard, Inc. Class A 257,728 145,995
MetLife, Inc. 171,966 13,061
Millrose Properties, Inc. Class A(ö) 339,559 10,183
Morgan Stanley 198,001 28,207
Northern Trust Corp. 1,828 238
PNC Financial Services Group, Inc. (The) 22,409 4,264
Progressive Corp. (The) 233,134 56,428
Prologis, Inc.(ö) 21,459 2,291
Prudential Financial, Inc. 67,246 6,965
Public Storage(ö) 20,445 5,560
Raymond James Financial, Inc. 10,375 1,734
Regions Financial Corp. 755,927 19,148
Reinsurance Group of America, Inc. Class A 57,212 11,010
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 4,797
Synchrony Financial 264,937 18,458
Torchmark Corp. 116,150 16,316
Travelers Cos., Inc. (The) 26,691 6,946
Truist Financial Corp. 8,224 359
US Bancorp 11,100 499
Visa, Inc. Class A 289,631 100,059
Voya Financial, Inc. 21,215 1,485
W.R. Berkley Corp. 98,367 6,769
Webster Financial Corp. 19,386 1,118
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wells Fargo & Co. 1,048,463 84,538
Welltower , Inc.(ö) 58,700 9,690
Willis Towers Watson PLC 62,325 19,683
1,440,598
Health Care - 8.0%
10X Genomics, Inc. Class A(Æ) 305,338 4,107
Abbott Laboratories 254,958 32,173
AbbVie, Inc. 205,697 38,881
ABIOMED, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 189,859 21,798
Align Technology, Inc.(Æ) 38,755 5,000
Amgen, Inc. 53,187 15,695
AstraZeneca PLC - ADR 68,212 4,986
Becton Dickinson & Co. 1,334 238
Biogen, Inc.(Æ) 10,200 1,306
Boston Scientific Corp.(Æ) 371,420 38,969
Bristol-Myers Squibb Co. 23,317 1,010
Cigna Group (The) 74,733 19,982
Danaher Corp. 208,019 41,013
Edwards Lifesciences Corp.(Æ) 160,496 12,729
Elevance Health, Inc. 58,028 16,427
Eli Lilly & Co. 55,923 41,387
Exelixis , Inc.(Æ) 203,432 7,368
GE HealthCare Technologies, Inc. 10,656 760
Genmab A/S - ADR(Æ) 342,344 7,419
Gilead Sciences, Inc. 58,798 6,602
GSK PLC - ADR 450,872 16,750
HCA Healthcare, Inc. 17,182 6,082
Henry Schein, Inc.(Æ) 133,585 9,037
Humana, Inc. 17,180 4,293
Icon PLC(Æ) 31,500 5,329
IDEXX Laboratories, Inc.(Æ) 76,708 40,986
Illumina, Inc.(Æ) 135,792 13,947
Intuitive Surgical, Inc.(Æ) 107,538 51,735
Johnson & Johnson 284,416 46,855
Koninklijke Philips NV 314,931 8,251
Labcorp Holdings, Inc. 10,723 2,789
McKesson Corp. 54,558 37,838
Medtronic PLC 82,229 7,420
Merck & Co., Inc. 124,130 9,697
Moderna , Inc.(Æ) 353,604 10,452
Novo Nordisk A/S - ADR 131,101 6,171
Organon & Co. 1,753,233 17,006
Pfizer, Inc. 137,510 3,203
Regeneron Pharmaceuticals, Inc. 69,828 38,088
ResMed , Inc. 11,906 3,238
Royalty Pharma PLC Class A 208,416 7,670
Sanofi SA - ADR 45,081 2,057
Stryker Corp. 30,069 11,809
Thermo Fisher Scientific, Inc. 34,905 16,324
Ultragenyx Pharmaceutical, Inc.(Æ) 395,392 10,802
UnitedHealth Group, Inc. 242,773 60,586
Universal Health Services, Inc. Class B 24,354 4,054
Veeva Systems, Inc. Class A(Æ) 51,589 14,662
Vertex Pharmaceuticals, Inc.(Æ) 63,114 28,835
Viatris , Inc. 768,147 6,714
Waters Corp.(Æ) 24,577 7,097
West Pharmaceutical Services, Inc. 48,607 11,630

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 13,700 1,997
841,254
Materials and Processing - 3.5%
Air Products & Chemicals, Inc. 1,928 555
Ball Corp. 28,448 1,629
Builders FirstSource , Inc.(Æ) 114,292 14,530
Carrier Global Corp. 231,724 15,901
Celanese Corp. Class A 106,140 5,544
CF Industries Holdings, Inc. 102,156 9,483
Commercial Metals Co. 133,378 6,917
Copart , Inc.(Æ) 300,214 13,609
Crown Holdings, Inc. 20,524 2,039
Dow, Inc. 33,546 781
DuPont de Nemours, Inc. 273,418 19,659
Ecolab, Inc. 98,808 25,864
Fastenal Co. 195,250 9,007
FMC Corp. 606,823 23,690
Fortune Brands Innovations, Inc. 21,352 1,165
Freeport-McMoRan, Inc. 184,313 7,417
General Electric Co. 31,968 8,666
Huntsman Corp. 1,128,798 10,949
Ingevity Corp.(Æ) 4,417 185
Johnson Controls International PLC 20,895 2,194
Lennox International, Inc. 3,368 2,051
Linde PLC 127,662 58,758
Martin Marietta Materials, Inc. 17,986 10,340
Masco Corp. 278,379 18,966
Mohawk Industries, Inc.(Æ) 50,385 5,770
Mosaic Co. (The) 147,573 5,314
NewMarket Corp. 3,892 2,674
Newmont Corp. 49,580 3,079
Nucor Corp. 8,039 1,150
Owens Corning 10,445 1,456
Packaging Corp. of America 39,823 7,716
PPG Industries, Inc. 4,923 519
Reliance, Inc. 6,664 1,933
Rio Tinto PLC - ADR 37,916 2,266
Royal Gold, Inc. 14,458 2,189
Sherwin-Williams Co. (The) 25,042 8,286
Southern Copper Corp. 635 60
Steel Dynamics, Inc. 34,119 4,352
Trane Technologies PLC 101,010 44,250
360,913
Producer Durables - 7.7%
Alaska Air Group, Inc.(Æ) 46,980 2,488
Amphenol Corp. Class A 155,440 16,556
Automatic Data Processing, Inc. 76,295 23,613
Canadian Pacific Kansas City, Ltd. 164,809 12,122
Comfort Systems USA, Inc. 4,013 2,822
Corpay , Inc.(Æ) 57,456 18,561
CSX Corp. 485,288 17,247
Cummins, Inc. 23,669 8,701
Deere & Co. 58,675 30,767
Delta Air Lines, Inc. 607,382 32,319
Dover Corp. 26,181 4,742
Esab Corp. 29,041 3,896
Expeditors International of Washington, Inc. 28,604 3,325
FedEx Corp. 125,584 28,067
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortive Corp. 2,085 100
FTI Consulting, Inc.(Æ) 56,293 9,364
GE Vernova , Inc. 7,992 5,277
General Dynamics Corp. 33,727 10,510
Global Payments, Inc. 173,893 13,903
Honeywell International, Inc. 123,717 27,508
Howmet Aerospace, Inc. 64,922 11,671
Illinois Tool Works, Inc. 1,831 469
Ingersoll Rand, Inc. 316,358 26,773
JB Hunt Transport Services, Inc. 60,444 8,707
Kirby Corp.(Æ) 8,376 798
L3Harris Technologies, Inc. 11,295 3,104
Landstar System, Inc. 83,868 11,185
Lockheed Martin Corp. 1,670 703
Magna International, Inc. Class A 101,479 4,161
Mettler -Toledo International, Inc.(Æ) 24,139 29,780
Moody's Corp. 58,542 30,192
Norfolk Southern Corp. 42,340 11,771
Northrop Grumman Corp. 11,110 6,406
Old Dominion Freight Line, Inc. 80,866 12,069
Otis Worldwide Corp. 183,325 15,709
PACCAR, Inc. 60,253 5,951
Parker-Hannifin Corp. 9,867 7,222
Pentair PLC 147,694 15,094
Phinia , Inc. 8,939 453
Ralliant Corp. 695 32
Regal Rexnord Corp. 108,407 16,573
S&P Global, Inc. 136,568 75,263
Scotts Miracle- Gro Co. (The) Class A 215,013 13,473
Textron, Inc. 261,296 20,321
TopBuild Corp.(Æ) 3,805 1,410
TransDigm Group, Inc. 19,406 31,214
TransUnion 466,329 44,390
Union Pacific Corp. 57,200 12,697
United Airlines, Inc.(Æ) 233,018 20,578
United Rentals, Inc. 18,522 16,354
Veralto Corp. 69,339 7,269
Vontier Corp. 741,366 30,744
Waste Management, Inc. 4,229 969
Westinghouse Air Brake Technologies Corp. 207,780 39,904
805,297
Technology - 41.2%
Accenture PLC Class A 56,902 15,198
Adobe, Inc.(Æ) 78,013 27,904
Advanced Micro Devices, Inc.(Æ) 223,010 39,319
Akamai Technologies, Inc.(Æ) 78,058 5,957
Allegion PLC 17,438 2,893
Alphabet, Inc. Class A 542,231 104,054
Alphabet, Inc. Class C 1,046,053 201,742
Analog Devices, Inc. 83,183 18,685
Appfolio , Inc. Class A(Æ) 9,278 2,481
Apple, Inc. 2,690,419 558,450
Applied Materials, Inc. 171,585 30,896
Arista Networks, Inc.(Æ) 213,966 26,365
ARM Holdings PLC - ADR(Æ) 15,687 2,218
ASML Holding NV 1,204 836
Autodesk, Inc.(Æ) 105,904 32,101
Booking Holdings, Inc. 11,334 62,383
Broadcom, Inc. 746,229 219,167

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CACI International, Inc. Class A(Æ) 4,386 2,020
Cisco Systems, Inc. 601,086 40,922
Cognizant Technology Solutions Corp.
Class A 123,496 8,862
Corteva , Inc. 230,444 16,622
Crowdstrike Holdings, Inc. Class A(Æ) 2,677 1,217
Datadog , Inc. Class A(Æ) 256,683 35,930
Dell Technologies, Inc. Class C 66,959 8,885
Dropbox, Inc. Class A(Æ) 50,412 1,370
EchoStar Corp. Class A(Æ) 81,367 2,652
Electronic Arts, Inc. 51,566 7,863
F5, Inc.(Æ) 12,816 4,017
Fidelity National Information Services, Inc. 46,037 3,656
Fortinet, Inc.(Æ) 90,530 9,044
HP, Inc. 96,623 2,396
International Business Machines Corp. 8,601 2,177
Intuit, Inc. 111,134 87,255
Jabil, Inc. 69,502 15,511
KLA Corp. 5,800 5,098
Lam Research Corp. 609,137 57,771
Manhattan Associates, Inc.(Æ) 34,189 7,510
Match Group, Inc. 407,267 13,957
Meta Platforms, Inc. Class A 465,243 359,838
Micron Technology, Inc. 268,875 29,345
Microsoft Corp. 1,467,215 782,759
Motorola Solutions, Inc. 72,772 31,945
MSCI, Inc. Class A 33,564 18,841
NVIDIA Corp. 4,831,219 859,329
NXP Semiconductors NV 52,598 11,244
ON Semiconductor Corp.(Æ) 671,689 37,856
Oracle Corp. 207,862 52,749
Palantir Technologies, Inc. Class A(Æ) 102,678 16,259
Palo Alto Networks, Inc.(Æ) 194,530 33,770
Pegasystems , Inc. 76,624 4,499
Qorvo , Inc.(Æ) 178,393 14,914
QUALCOMM, Inc. 239,853 35,201
RingCentral, Inc. Class A(Æ) 479,007 12,210
Salesforce, Inc. 184,434 47,645
SAP SE - ADR 53,046 15,208
Seagate Technology Holdings PLC 47,326 7,431
ServiceNow , Inc.(Æ) 82,899 78,184
Synopsys, Inc.(Æ) 27,726 17,564
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 194,274 46,940
TE Connectivity PLC 70,983 14,605
Texas Instruments, Inc. 95,112 17,221
Tyler Technologies, Inc.(Æ) 24,514 14,330
Uber Technologies, Inc.(Æ) 330,715 29,020
VeriSign, Inc. 54,985 14,784
Workday, Inc. Class A(Æ) 56,426 12,943
4,302,018
Utilities - 3.7%
American Electric Power Co., Inc. 24,778 2,803
AT&T, Inc. 1,329,987 36,455
CenterPoint Energy, Inc. 401,392 15,582
Cheniere Energy, Inc. 73,004 17,220
CMS Energy Corp. 37,178 2,744
ConocoPhillips 459,603 43,819
Consolidated Edison, Inc. 89,657 9,279
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Constellation Energy Corp. 24,576 8,548
DT Midstream, Inc. 31,773 3,264
DTE Energy Co. 6,566 909
Duke Energy Corp. 80,474 9,789
Entergy Corp. 241,450 21,834
Exelon Corp. 347,748 15,628
FirstEnergy Corp. 283,393 12,104
NextEra Energy, Inc. 211,957 15,062
NiSource, Inc. 38,538 1,636
NRG Energy, Inc. 454,453 75,985
PG&E Corp. 529,059 7,417
Public Service Enterprise Group, Inc. 14,344 1,288
Sempra Energy 94,509 7,719
Southern Co. (The) 186,463 17,617
T-Mobile US, Inc. 109,803 26,178
Verizon Communications, Inc. 51,038 2,182
Xcel Energy, Inc. 476,083 34,964
390,026
Total Common Stocks
(cost $4,487,778) 10,296,841
Short-Term Investments - 1.4%
U.S. Cash Management Fund(@) 148,948,735
(∞)
148,904
Total Short-Term Investments
(cost $148,909) 148,904
Total Investments - 99.9%
(identified cost $4,636,687) 10,445,745
Other Assets and Liabilities,
Net - 0.1%
9,702
Net Assets - 100.0%
10,455,447

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 91
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 407 USD 129,716 09/25 6,497
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 6,497
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,546,359 $ — $ —
$ —
$ 1,546,359
Consumer Staples 335,202 — —
—
335,202
Energy 275,174 — —
—
275,174
Financial Services 1,440,598 — —
—
1,440,598
Health Care 841,254 — —
—
841,254
Materials and Processing 360,913 — —
—
360,913
Producer Durables 805,297 — —
—
805,297
Technology 4,302,018 — —
—
4,302,018
Utilities 390,026 — —
—
390,026
Short-Term Investments — — — 148,904 148,904
Total Investments
10,296,841 — — 148,904 10,445,745
Other Financial Instruments
Assets
Futures Contracts 6,497 — — — 6,497
Total Other Financial Instruments
*
$ 6,497 $ — $ — $ — $ 6,497
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,164 $ 530,711 $ 562,935 $ (29) $ (7) $ 148,904 $ 6,043 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.1%
Consumer Discretionary - 13.7%
Academy Sports & Outdoors, Inc. 98,484 5,002
Advance Auto Parts, Inc. 107,877 5,725
American Eagle Outfitters, Inc. 203,159 2,194
API Group Corp.(Æ) 271,497 9,793
Archer Aviation, Inc. Class A(Æ) 64,975 652
Asbury Automotive Group, Inc.(Æ) 1,554 345
Atkore , Inc. 34,178 2,632
Atlanta Braves Holdings, Inc. Class C(Æ) 62,517 2,786
Atmus Filtration Technologies, Inc. 91,266 3,551
Bath & Body Works, Inc. 59,673 1,728
Beazer Homes USA, Inc.(Æ) 72,074 1,694
BJ's Restaurants, Inc.(Æ) 11,885 421
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 1,074
Bloomin ' Brands, Inc. 31,120 283
Boot Barn Holdings, Inc.(Æ) 25,777 4,431
BorgWarner, Inc. 43,908 1,616
Boyd Gaming Corp. 15,720 1,335
Brinker International, Inc.(Æ) 19,584 3,086
Brunswick Corp. 87,634 5,108
Caesars Entertainment, Inc.(Æ) 110,828 2,957
Caleres , Inc. 34,500 474
Capri Holdings, Ltd.(Æ) 39,192 713
Carter's, Inc. 8,753 212
Carvana Co.(Æ) 19,495 7,606
Cavco Industries, Inc.(Æ) 5,602 2,261
Century Communities, Inc. 18,164 1,022
Cheesecake Factory, Inc. (The) 22,697 1,451
Churchill Downs, Inc. 13,870 1,485
Crocs, Inc.(Æ) 12,180 1,215
Dana Holding Corp. 9,122 145
Dave & Buster's Entertainment, Inc.(Æ) 41,240 1,206
Deckers Outdoor Corp.(Æ) 20,598 2,187
Dick's Sporting Goods, Inc. 29,536 6,247
Dollar Tree, Inc.(Æ) 18,397 2,089
Domino's Pizza, Inc. 7,114 3,295
Douglas Dynamics, Inc. 40,071 1,146
DraftKings , Inc. Class A(Æ) 55,798 2,513
Ethan Allen Interiors, Inc. 16,761 499
FactSet Research Systems, Inc. 4,286 1,727
First Watch Restaurant Group, Inc.(Æ) 91,656 1,585
FirstCash Holdings, Inc. 9,286 1,238
Five Below, Inc.(Æ) 23,040 3,145
Floor & Decor Holdings, Inc. Class A(Æ) 23,074 1,768
Gentherm , Inc.(Æ) 38,134 1,222
G-III Apparel Group, Ltd.(Æ) 88,788 2,095
GMS, Inc.(Æ) 8,715 955
Golden Entertainment, Inc. 80,104 2,252
Goodyear Tire & Rubber Co. (The)(Æ) 118,612 1,219
Grand Canyon Education, Inc.(Æ) 15,870 2,676
Gray Television, Inc. 353,201 1,593
Green Brick Partners, Inc.(Æ) 28,092 1,740
Group 1 Automotive, Inc. 2,622 1,081
Harley-Davidson, Inc. 19,170 466
Hillenbrand, Inc. 10,655 221
Hilton Grand Vacations, Inc.(Æ) 14,163 635
IAC, Inc.(Æ) 96,683 3,800
International Game Technology PLC 138,404 2,054
Interpublic Group of Cos., Inc. (The) 14,186 349
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Joby Aviation, Inc.(Æ) 127,785 2,129
Johnson Outdoors, Inc. Class A 47,228 1,568
Kontoor Brands, Inc. 40,545 2,257
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,329
Leonardo DRS, Inc. 15,871 660
Liberty Broadband Corp. Class C(Æ) 8,791 539
Life Time Group Holdings, Inc.(Æ) 87,983 2,527
Light & Wonder, Inc. Class A(Æ) 24,104 2,322
Lithia Motors, Inc. Class A 16,816 4,843
Macy's, Inc. 25,888 327
Madison Square Garden Entertainment
Corp.(Æ) 9,896 374
Magnite , Inc.(Æ) 118,033 2,716
Mattel, Inc.(Æ) 16,460 280
Meritage Homes Corp. 11,254 758
Newell Brands, Inc. 513,324 2,880
Nexstar Media Group, Inc. Class A 26,169 4,896
Norwegian Cruise Line Holdings, Ltd.(Æ) 147,068 3,759
nVent Electric PLC 34,460 2,702
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 5,301
OneWater Marine, Inc. Class A(Æ) 93,295 1,431
Papa John's International, Inc. 127,255 5,397
Paramount Global Class B 233,003 2,929
Patrick Industries, Inc. 11,787 1,146
Penn Entertainment, Inc.(Æ) 13,154 238
Petco Health & Wellness Co., Inc.(Æ) 62,996 190
Potbelly Corp.(Æ) 100,618 1,210
PriceSmart , Inc. 3,284 353
PulteGroup, Inc. 22,204 2,507
PVH Corp. 26,694 1,960
RB Global, Inc. 8,866 960
Revolve Group, Inc.(Æ) 79,950 1,659
RH(Æ) 757 156
Rocky Brands, Inc. 8,173 214
Sensata Technologies Holding PLC 22,537 693
Service Corp. International 12,051 920
Shoe Carnival, Inc. 13,128 269
Signet Jewelers, Ltd. 27,306 2,160
Sirius Xm Holdings, Inc. 1,755 37
Skechers USA, Inc. Class A(Æ) 27,104 1,714
Sphere Entertainment Co.(Æ) 5,963 257
Sportradar Holding AG Class A(Æ) 44,081 1,303
Starz Entertainment Corp.(Æ) 1,708 25
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,564
Texas Roadhouse, Inc. Class A 9,894 1,832
Thor Industries, Inc. 30,246 2,752
Toll Brothers, Inc. 10,396 1,230
Transcat , Inc.(Æ) 5,568 426
Travel + Leisure Co. 35,817 2,122
Tri Pointe Homes, Inc.(Æ) 33,493 1,032
United Parks & Resorts, Inc.(Æ) 62,483 2,957
Urban Outfitters, Inc.(Æ) 43,349 3,263
Valvoline, Inc.(Æ) 46,246 1,630
VF Corp. 201,711 2,364
Victoria's Secret & Co.(Æ) 56,924 1,070
Wabash National Corp. 27,235 271
Warner Bros. Discovery, Inc.(Æ) 25,521 336
Weyco Group, Inc. 7,024 204
Wingstop , Inc. 16,626 6,274
Wolverine World Wide, Inc. 101,223 2,286

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wyndham Hotels & Resorts, Inc. 14,997 1,290
YETI Holdings, Inc.(Æ) 76,811 2,822
Ziff Davis, Inc.(Æ) 13,931 434
230,054
Consumer Staples - 3.2%
Alico , Inc. 4,993 161
Aramark Services, Inc. 74,673 3,178
BellRing Brands, Inc.(Æ) 21,651 1,182
Calavo Growers, Inc. 169,305 4,453
Casey's General Stores, Inc. 17,980 9,352
Chefs' Warehouse Holdings, Inc. (The)(Æ) 22,990 1,576
elf Beauty, Inc.(Æ) 14,628 1,773
Ingredion, Inc. 16,720 2,199
Interparfums , Inc. 2,666 322
Kellanova 11,682 933
Kimberly-Clark de Mexico SAB de CV
Class A 341,280 636
Limoneira Co. 24,211 355
Marzetti , Co.(The) 5,277 938
MGP Ingredients, Inc. 5,280 149
Nomad Foods, Ltd. 176,758 2,977
Performance Food Group Co.(Æ) 16,935 1,700
Pilgrim's Pride Corp. 57,405 2,720
Post Holdings, Inc.(Æ) 5,407 572
Primo Brands Corp. Class A 152,439 4,209
Smithfield Foods, Inc. 100,380 2,421
Spectrum Brands Holdings, Inc. 29,833 1,596
Sprouts Farmers Market, Inc.(Æ) 16,574 2,512
US Foods Holding Corp.(Æ) 27,044 2,254
Vita Coco Co., Inc. (The)(Æ) 47,311 1,668
Warby Parker, Inc. Class A(Æ) 101,428 2,429
Weis Markets, Inc. 6,526 473
WK Kellogg Co. 28,524 657
53,395
Energy - 2.8%
Antero Resources Corp.(Æ) 88,117 3,078
Atlas Energy Solutions, Inc. 27,111 352
Centrus Energy Corp. Class A(Æ) 21,431 4,616
Civitas Resources, Inc. 16,465 500
Core Laboratories, Inc. 54,960 601
Core Natural Resources, Inc. 7,881 582
Coterra Energy, Inc. 74,311 1,812
Delek US Holdings, Inc. 18,526 414
Diamondback Energy, Inc. 13,862 2,061
DNOW, Inc.(Æ) 89,801 1,397
Exxon Mobil Corp. 20,408 2,278
First Solar, Inc.(Æ) 4,127 721
HF Sinclair Corp. 102,835 4,519
Liberty Energy, Inc. Class A 80,925 999
Matador Resources Co. 38,825 1,937
Natural Gas Services Group, Inc. 23,760 572
NPK International, Inc.(Æ) 364,843 3,291
Oil States International, Inc.(Æ) 127,995 639
Par Pacific Holdings, Inc.(Æ) 68,555 2,151
Pason Systems, Inc. 165,275 1,394
Patterson-UTI Energy, Inc. 452,635 2,675
ProPetro Holding Corp.(Æ) 59,363 318
Schlumberger NV 84,627 2,860
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Solaris Energy Infrastructure, Inc. Class A 55,034 1,798
Transocean, Ltd.(Æ) 678,339 1,981
Viper Energy, Inc. 36,186 1,363
Weatherford International PLC 43,600 2,466
YPF SA - ADR(Æ) 15,965 536
47,911
Financial Services - 21.1%
Affiliated Managers Group, Inc. 11,012 2,311
Affirm Holdings, Inc.(Æ) 31,686 2,172
Agree Realty Corp.(ö) 51,262 3,676
Air Lease Corp. Class A 92,888 5,146
Alpine Income Property Trust, Inc.(ö) 34,296 482
Americold Realty Trust, Inc.(ö) 75,146 1,208
AMERISAFE, Inc. 16,064 719
Apple Hospitality REIT, Inc.(ö) 26,356 310
Associated Banc-Corp. 20,340 503
Assurant, Inc. 5,539 1,037
Assured Guaranty, Ltd. 73,467 6,214
Atlanticus Holdings Corp.(Æ) 5,704 283
Axis Capital Holdings, Ltd. 30,294 2,843
Axos Financial, Inc.(Æ) 11,131 961
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 1,745 64
Banc of California, Inc. 130,316 1,892
Bancorp, Inc. (The)(Æ) 29,842 1,885
Bank of NT Butterfield & Son, Ltd. (The) 795 36
Bank OZK 42,384 2,090
BankUnited , Inc. 65,135 2,375
Banner Corp. 10,529 654
BGC Group, Inc. Class A 296,615 2,750
Braemar Hotels & Resorts, Inc.(ö) 1,313,642 2,890
Brandywine Realty Trust(ö) 97,863 391
Bridgewater Bancshares, Inc.(Æ) 149,684 2,329
Brighthouse Financial, Inc.(Æ) 38,876 1,860
Burke & Herbert Financial Services Corp. 26,049 1,511
Cadence Bank 57,103 1,990
Cannae Holdings, Inc. 56,187 1,201
Capital One Financial Corp. 17,688 3,803
Carter Bankshares , Inc.(Æ) 102,318 1,778
CBL & Associates Properties, Inc.(ö) 29,725 804
CNO Financial Group, Inc. 65,539 2,414
Cohen & Steers, Inc. 13,642 1,004
Columbia Banking System, Inc. 43,957 1,046
Community Bank System, Inc. 28,319 1,492
Compass, Inc. Class A(Æ) 53,426 424
CTO Realty Growth, Inc.(ö) 110,822 1,830
Customers Bancorp, Inc.(Æ) 76,169 4,856
DiamondRock Hospitality Co.(ö) 452,853 3,496
Dime Community Bancshares, Inc. 41,825 1,159
Distribution Solutions Group, Inc.(Æ) 58,312 1,748
Diversified Healthcare Trust(ö) 29,006 95
Encore Capital Group, Inc.(Æ) 16,613 613
Enova International, Inc.(Æ) 30,176 3,155
EPR Properties(ö) 21,427 1,179
Equity Bancshares, Inc. Class A 49,936 1,877
Equity CommonWealth (Æ)(Š) 143,347 —
Erie Indemnity Co. Class A 4,852 1,729
Esquire Financial Holdings, Inc. 3,503 336
Etoro Group, Ltd. Class A(Æ) 9,302 558

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 6,730 904
F&G Annuities & Life, Inc. 78,897 2,518
Federal Agricultural Mortgage Corp. Class
C 14,346 2,471
First American Financial Corp. 1,315 79
First BanCorp 106,817 2,225
First Bank 93,879 1,399
First Commonwealth Financial Corp. 59,331 980
First Horizon Corp. 98,309 2,144
First Industrial Realty Trust, Inc.(ö) 54,380 2,649
First Internet Bancorp 50,021 1,097
FirstService Corp. 10,415 2,054
FNB Corp. 90,478 1,386
Franklin Street Properties Corp.(ö) 274,852 454
FTAI Aviation, Ltd. 44,095 6,068
Gaming and Leisure Properties, Inc.(ö) 56,023 2,554
GCM Grosvenor, Inc. Class A 141,882 1,673
Genworth Financial, Inc. Class A(Æ) 108,399 852
German American Bancorp, Inc. 18,191 699
Glacier Bancorp, Inc. 83,778 3,672
Globe Life, Inc. 7,789 1,094
Goosehead Insurance, Inc. Class A 42,293 3,845
Grid Dynamics Holdings, Inc.(Æ) 125,887 1,195
Grupo Financiero Galicia SA - ADR(Æ) 27,131 1,369
HA Sustainable Infrastructure Capital, Inc. 30,821 800
Hamilton Lane, Inc. Class A 40,343 6,144
Hanover Insurance Group, Inc. (The) 23,918 4,105
HBT Financial, Inc. 13,312 331
Hingham Institution for Savings 11,309 2,769
Home BancShares , Inc. 119,152 3,355
Horace Mann Educators Corp. 60,714 2,582
Host Hotels & Resorts, Inc.(ö) 21,421 337
Houlihan Lokey , Inc. Class A 47,595 9,074
Howard Hughes Holdings, Inc.(Æ) 40,210 2,764
Independence Realty Trust, Inc.(ö) 88,976 1,492
Independent Bank Corp. 33,120 2,105
Industrial Logistics Properties Trust(ö) 61,038 325
International General Insurance Holdings,
Ltd. 301,956 7,202
Jackson Financial, Inc. Class A 62,653 5,486
Janus Henderson Group PLC 12,304 533
Jones Lang LaSalle, Inc.(Æ) 14,647 3,960
Kemper Corp. 32,537 2,004
Kennedy-Wilson Holdings, Inc. 1,801 13
Kinsale Capital Group, Inc. 872 384
Lamar Advertising Co. Class A(ö) 5,068 620
Lazard, Inc. 9,453 491
LendingClub Corp.(Æ) 121,664 1,897
Marex Group PLC 102,519 3,955
Merchants Bancorp 60,750 1,780
Metropolitan Bank Holding Corp. 45,485 3,209
MGIC Investment Corp. 87,321 2,262
Mid-America Apartment Communities, Inc.
(ö) 4,859 692
Millrose Properties, Inc. Class A(ö) 28,244 847
Morningstar, Inc. 3,671 1,015
Mr. Cooper Group, Inc.(Æ) 20,365 3,171
NET Lease Office Properties(ö) 106,571 3,537
NETSTREIT Corp.(ö) 107,313 1,956
Newmark Group, Inc. Class A 311,588 4,727
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NewtekOne , Inc. 26,302 301
NexPoint Residential Trust, Inc.(ö) 7,918 247
NMI Holdings, Inc. Class A(Æ) 57,349 2,140
NNN REIT, Inc.(ö) 20,317 838
Northrim BanCorp , Inc. 15,179 1,268
OceanFirst Financial Corp. 90,674 1,522
OFG Bancorp 134,940 5,751
Old Second Bancorp, Inc. 106,577 1,809
Origin Bancorp, Inc. 80,621 2,947
Pathward Financial, Inc. 24,076 1,821
Peapack -Gladstone Financial Corp. 18,179 463
Pebblebrook Hotel Trust(ö) 178,429 1,790
Perella Weinberg Partners 95,814 1,911
Popular, Inc. 38,925 4,460
Postal Realty Trust, Inc. Class A(ö) 41,801 573
PotlatchDeltic Corp.(ö) 221,399 9,053
PRA Group, Inc.(Æ) 21,411 325
Primerica, Inc. 8,016 2,129
Prosperity Bancshares, Inc. 35,667 2,376
Radian Group, Inc. 51,019 1,664
Raymond James Financial, Inc. 29,861 4,991
Rayonier, Inc.(ö) 165,609 3,860
Regency Centers Corp.(ö) 8,219 587
Reinsurance Group of America, Inc. Class A 9,671 1,861
Remitly Global, Inc.(Æ) 8,639 143
RenaissanceRe Holdings, Ltd. 10,837 2,641
Renasant Corp. 24,218 887
Resolute Holdings Management, Inc.(Æ) 9,280 376
Robinhood Markets, Inc. Class A(Æ) 52,716 5,432
Ryman Hospitality Properties, Inc.(ö) 23,837 2,266
Seacoast Banking Corp. of Florida 180,035 5,075
Selective Insurance Group, Inc. 41,173 3,210
Shift4 Payments, Inc. Class A(Æ) 15,003 1,545
Simmons First National Corp. Class A 39,362 755
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,341
SLM Corp. 75,562 2,403
SoFi Technologies, Inc.(Æ) 90,719 2,048
Southern First Bancshares, Inc.(Æ) 50,682 2,106
Southern Missouri Bancorp, Inc. 31,039 1,679
SouthState Corp. 42,421 3,995
St. Joe Co. (The) 28,774 1,453
STAG Industrial, Inc.(ö) 74,288 2,550
Starwood Property Trust, Inc.(ö) 66,209 1,288
Stewart Information Services Corp. 26,394 1,714
Stock Yards Bancorp, Inc. 29,505 2,206
Sun Communities, Inc.(ö) 13,480 1,672
Synovus Financial Corp. 33,737 1,594
Tel Aviv Stock Exchange, Ltd. 367,599 6,962
Texas Capital Bancshares, Inc.(Æ) 28,980 2,433
Towne Bank 44,302 1,552
Tradeweb Markets, Inc. Class A 18,095 2,507
Triumph Financial, Inc.(Æ) 10,357 587
UMB Financial Corp. 9,870 1,086
United Community Banks, Inc. 20,570 627
Unum Group 41,015 2,945
Veritex Holdings, Inc. 46,589 1,478
Virtus Investment Partners, Inc. 1,898 367
Vornado Realty Trust(ö) 45,471 1,747
Voya Financial, Inc. 66,637 4,665

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walker & Dunlop, Inc. 19,669 1,475
Webster Financial Corp. 50,085 2,887
Western Alliance Bancorp 15,686 1,217
Whitestone REIT Class B(ö) 834 10
353,095
Health Care - 11.3%
Acadia Healthcare Co., Inc.(Æ) 5,395 117
AdaptHealth Corp.(Æ) 181,031 1,624
Addus HomeCare Corp.(Æ) 34,795 3,715
ADMA Biologics, Inc.(Æ) 115,714 2,164
Akero Therapeutics, Inc.(Æ) 41,996 2,052
Align Technology, Inc.(Æ) 9,207 1,188
Alphatec Holdings, Inc.(Æ) 102,023 1,079
Amneal Pharmaceuticals, Inc.(Æ) 161,781 1,265
Apogee Therapeutics, Inc.(Æ) 13,489 516
Arcellx , Inc.(Æ) 60,814 4,342
Argenx SE - ADR(Æ) 2,361 1,583
Ascendis Pharma A/S - ADR(Æ) 15,611 2,709
BioCryst Pharmaceuticals, Inc.(Æ) 84,123 685
Biohaven , Ltd.(Æ) 7,390 112
Bio- Techne Corp. 73,832 4,041
Blueprint Medicines Corp.(Æ)(Š) 17,339 8
BridgeBio Pharma, Inc.(Æ) 80,139 3,788
CareDx , Inc.(Æ) 16,402 202
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,412
Centene Corp.(Æ) 19,561 510
Charles River Laboratories International,
Inc.(Æ) 7,982 1,354
Chemed Corp. 4,610 1,901
Chinook Therapeutics, Inc.(Æ)(Š) 15,391 —
Concentra Group Holdings Parent, Inc. 25,093 501
Cooper Cos, Inc. (The)(Æ) 8,232 582
CorVel Corp.(Æ) 35,961 3,186
Cytokinetics, Inc.(Æ) 67,627 2,545
DaVita, Inc.(Æ) 8,875 1,246
DexCom , Inc.(Æ) 9,320 753
Doximity , Inc. Class A(Æ) 16,601 975
Elanco Animal Health, Inc.(Æ) 183,258 2,507
Embecta Corp. 13,162 134
Encompass Health Corp. 51,986 5,724
Enliven Therapeutics, Inc.(Æ) 9,809 185
Enovis Corp.(Æ) 47,837 1,282
Ensign Group, Inc. (The) 29,828 4,474
Envista Holdings Corp.(Æ) 96,441 1,822
Evolus , Inc.(Æ) 111,769 997
Glaukos Corp.(Æ) 3,471 299
Guardant Health, Inc.(Æ) 17,763 728
Haemonetics Corp.(Æ) 20,950 1,551
Halozyme Therapeutics, Inc.(Æ) 35,238 2,113
HealthEquity , Inc.(Æ) 48,787 4,732
Henry Schein, Inc.(Æ) 16,373 1,108
Icon PLC(Æ) 18,708 3,165
Inhibrx Biosciences, Inc.(Æ)(Š) 95,150 62
Inhibrx Biosciences, Inc.(Æ) 26,955 591
Insmed , Inc.(Æ) 64,490 6,918
Jazz Pharmaceuticals PLC(Æ) 2,211 253
KalVista Pharmaceuticals, Inc.(Æ) 52,939 722
Kymera Therapeutics, Inc.(Æ) 24,858 1,088
LeMaitre Vascular, Inc. 57,010 4,631
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 1,094
Liquidia Corp.(Æ) 67,960 1,270
Madrigal Pharmaceuticals, Inc.(Æ) 7,420 2,245
Medpace Holdings, Inc.(Æ) 9,785 4,180
MeiraGTx Holdings PLC(Æ) 79,392 607
Merus NV(Æ) 22,585 1,496
Mirum Pharmaceuticals, Inc.(Æ) 72,269 3,735
Molina Healthcare, Inc.(Æ) 3,512 554
Moonlake Immunotherapeutics (Æ) 5,460 275
Natera , Inc.(Æ) 9,776 1,307
Neurocrine Biosciences, Inc.(Æ) 9,627 1,234
Nuvalent , Inc. Class A(Æ) 31,492 2,467
OmniAb , Inc.(Æ) 6,830 —
Omnicell , Inc.(Æ) 28,128 872
Option Care Health, Inc.(Æ) 80,963 2,376
Pacira BioSciences , Inc.(Æ) 45,713 964
PACS Group, Inc.(Æ) 144,598 1,599
Pediatrix Medical Group, Inc.(Æ) 65,669 804
Pennant Group, Inc. (The)(Æ) 67,867 1,505
Perrigo Co. PLC 211,140 5,631
Prestige Brands Holdings, Inc.(Æ) 7,856 581
PTC Therapeutics, Inc.(Æ) 31,109 1,621
Pursuit Attractions and Hospitality, Inc.(Æ) 36,648 1,108
Quest Diagnostics, Inc. 7,338 1,228
RadNet , Inc.(Æ) 32,500 1,779
Rain Oncology, Inc.(Æ)(Š) 23,153 1
Repligen Corp.(Æ) 12,123 1,419
Revolution Medicines, Inc.(Æ) 34,599 1,290
Rhythm Pharmaceuticals, Inc.(Æ) 35,474 3,023
Sarepta Therapeutics, Inc.(Æ) 13,002 214
Scholar Rock Holding Corp.(Æ) 51,680 1,915
Schrodinger, Inc.(Æ) 2,135 43
Smith & Nephew PLC - ADR 89,775 2,744
Soleno Therapeutics, Inc.(Æ) 23,709 2,050
STERIS PLC 18,634 4,220
Summit Therapeutics, Inc.(Æ) 43,533 1,148
Supernus Pharmaceuticals, Inc.(Æ) 14,740 517
Surgery Partners, Inc.(Æ) 14,996 329
Talkspace , Inc.(Æ) 172,851 420
Tarsus Pharmaceuticals, Inc.(Æ) 22,227 863
Teladoc Health, Inc.(Æ) 117,004 844
Tempus AI, Inc.(Æ) 13,489 763
Tenet Healthcare Corp.(Æ) 21,704 3,500
TG Therapeutics, Inc.(Æ) 106,471 3,780
Twist Bioscience Corp.(Æ) 5,353 180
uniQure NV(Æ) 42,913 597
United Therapeutics Corp.(Æ) 6,528 1,793
Universal Health Services, Inc. Class B 12,406 2,065
US Physical Therapy, Inc. 19,081 1,396
Vaxcyte , Inc.(Æ) 9,899 336
Veeva Systems, Inc. Class A(Æ) 6,119 1,739
Vera Therapeutics, Inc.(Æ) 46,635 970
Vericel Corp.(Æ) 65,794 2,299
Verona Pharma PLC - ADR(Æ) 34,302 3,605
Viking Therapeutics, Inc.(Æ) 94,493 3,078
Viridian Therapeutics, Inc.(Æ) 33,177 581
Waystar Holding Corp.(Æ) 29,840 1,103
West Pharmaceutical Services, Inc. 14,698 3,517
Xenon Pharmaceuticals, Inc.(Æ) 16,514 504
Zai Lab, Ltd. - ADR(Æ) 22,166 838

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimvie , Inc.(Æ) 208,299 3,914
189,371
Materials and Processing - 9.9%
AAON, Inc. 16,839 1,406
Acuity, Inc. 2,856 889
Advanced Drainage Systems, Inc. 16,562 1,900
AdvanSix , Inc. 25,838 520
Alcoa Corp. 50,910 1,526
Amcor PLC 459,533 4,297
Ashland, Inc. 13,311 686
Avient Corp. 56,660 1,789
Axalta Coating Systems, Ltd.(Æ) 50,647 1,434
Balchem Corp. 20,807 3,172
Ball Corp. 65,946 3,776
Belden, Inc. 5,651 699
Builders FirstSource , Inc.(Æ) 18,934 2,407
Cameco Corp. Class A 19,208 1,439
Carpenter Technology Corp. 7,844 1,956
Clearwater Paper Corp.(Æ) 21,510 485
Cleveland-Cliffs, Inc.(Æ) 194,102 2,042
Commercial Metals Co. 77,975 4,044
Core & Main, Inc. Class A(Æ) 3,764 240
Crown Holdings, Inc. 5,723 569
Darling Ingredients, Inc.(Æ) 44,217 1,432
Eagle Materials, Inc. 17,343 3,890
Element Solutions, Inc. 210,929 4,978
Fabrinet (Æ) 5,341 1,729
Fortune Brands Innovations, Inc. 85,558 4,666
Gibraltar Industries, Inc.(Æ) 17,360 1,146
Graphic Packaging Holding Co. 124,389 2,781
Greif, Inc. Class A 51,260 3,251
H.B. Fuller Co. 9,273 521
Healthcare Services Group, Inc.(Æ) 389,593 5,069
Huntsman Corp. 97,719 948
Ingevity Corp.(Æ) 122,725 5,129
Innospec , Inc. 4,161 332
Installed Building Products, Inc. 6,798 1,375
Insteel Industries, Inc. 33,466 1,208
Intrepid Potash, Inc.(Æ) 21,124 703
ITT, Inc. 39,309 6,681
Knife River Corp.(Æ) 25,914 2,137
Koppers Holdings, Inc. 14,523 477
Lennox International, Inc. 4,531 2,759
LKQ Corp. 58,386 1,721
Magnera Corp.(Æ) 41,580 518
Masterbrand, Inc.(Æ) 296,469 3,270
MDU Resources Group, Inc. 206,611 3,564
Minerals Technologies, Inc. 16,922 984
Modine Manufacturing Co.(Æ) 50,425 6,785
Mohawk Industries, Inc.(Æ) 12,972 1,485
MRC Global, Inc.(Æ) 102,533 1,505
Olin Corp. 42,351 802
Olympic Steel, Inc. 22,978 715
OPENLANE, Inc.(Æ) 46,088 1,136
OR Royalties, Inc. 44,839 1,242
Owens Corning 10,132 1,413
Packaging Corp. of America 4,726 916
Pool Corp. 12,749 3,928
Quaker Chemical Corp. 20,624 2,360
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reliance, Inc. 4,978 1,444
Resideo Technologies, Inc.(Æ) 54,070 1,476
Rogers Corp.(Æ) 5,680 372
Royal Gold, Inc. 8,784 1,330
RPM International, Inc. 6,601 775
Rush Enterprises, Inc. Class A 70,983 3,843
Sandstorm Gold, Ltd. 115,352 1,080
ScanSource , Inc.(Æ) 13,149 511
Sealed Air Corp. 26,493 775
Silgan Holdings, Inc. 130,449 6,070
SiteOne Landscape Supply, Inc.(Æ) 5,004 690
Smurfit WestRock PLC 37,288 1,655
Sonoco Products Co. 27,992 1,262
SPX Technologies, Inc.(Æ) 41,054 7,488
Steel Dynamics, Inc. 19,144 2,442
Stepan Co. 30,315 1,539
Timken Co. (The) 39,805 3,029
TimkenSteel Corp.(Æ) 22,790 360
Titan America SA 54,482 782
Trex Co., Inc.(Æ) 36,032 2,315
UFP Industries, Inc. 39,001 3,822
Valmont Industries, Inc. 2,427 883
Vox Royalty Corp. 122,252 388
Watsco , Inc. 4,901 2,210
Worthington Industries, Inc. 9,630 597
Worthington Steel, Inc. 9,630 294
166,264
Producer Durables - 17.8%
ABM Industries, Inc. 4,061 187
Advantage Solutions, Inc.(Æ) 259,520 356
Aebi Schmidt Holding AG 83,542 860
AECOM 25,754 2,904
Alamo Group, Inc. 5,697 1,268
Alarm.com Holdings, Inc.(Æ) 41,682 2,277
Alight, Inc. Class A 396,868 2,127
Allison Transmission Holdings, Inc. Class A 13,732 1,237
Alta Equipment Group, Inc. 49,965 388
American Airlines Group, Inc.(Æ) 95,319 1,095
Applied Industrial Technologies, Inc. 4,001 1,086
ArcBest Corp. 26,835 1,962
Arcosa , Inc. 45,271 3,888
Arhaus , Inc.(Æ) 6,423 56
Avery Dennison Corp. 4,784 803
Badger Meter, Inc. 12,047 2,274
Barrett Business Services, Inc. 110,728 5,090
Bloom Energy Corp. Class A(Æ) 26,371 986
Booz Allen Hamilton Holding Corp. Class A 9,028 969
Brady Corp. Class A 32,151 2,269
BWX Technologies, Inc. 33,050 5,021
Cactus, Inc. Class A 4,591 194
Carlisle Cos., Inc. 4,205 1,492
Casella Waste Systems, Inc. Class A(Æ) 19,012 2,067
CBIZ, Inc.(Æ) 39,104 2,390
Centuri Holdings, Inc.(Æ) 25,285 551
Chart Industries, Inc.(Æ) 16,687 3,318
Comfort Systems USA, Inc. 8,542 6,008
CompoSecure , Inc. Class A 96,496 1,371
Construction Partners, Inc. Class A(Æ) 67,699 6,827
Costamare Bulkers Holdings, Ltd.(Æ) 126,567 1,139

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CoStar Group, Inc.(Æ) 25,317 2,410
Crane Co. 15,572 3,049
Cross Country Healthcare, Inc.(Æ) 43,032 579
Deluxe Corp. 84,071 1,354
Dorian LPG, Ltd. 21,165 609
Dorman Products, Inc.(Æ) 17,788 2,146
Dycom Industries, Inc.(Æ) 11,879 3,193
Embraer SA - ADR 51,684 2,976
EnerSys 61,027 5,637
EnPro Industries, Inc. 10,599 2,251
Esab Corp. 43,467 5,832
ESCO Technologies, Inc. 24,586 4,762
Euronet Worldwide, Inc.(Æ) 26,168 2,543
Everus Construction Group, Inc.(Æ) 66,235 4,919
ExlService Holdings, Inc.(Æ) 90,996 3,952
Flowserve Corp. 81,016 4,540
Fluor Corp.(Æ) 37,800 2,146
Forward Air Corp.(Æ) 18,160 552
Franklin Covey Co.(Æ) 63,781 1,257
Franklin Electric Co., Inc. 24,410 2,293
FreightCar America, Inc.(Æ) 88,860 903
Frontdoor , Inc.(Æ) 30,373 1,777
FTI Consulting, Inc.(Æ) 2,997 499
Gartner, Inc.(Æ) 3,010 1,019
Generac Holdings, Inc.(Æ) 3,089 601
GFL Environmental, Inc. 23,751 1,196
Gorman-Rupp Co. (The) 19,777 814
Granite Construction, Inc. 19,905 1,880
GXO Logistics, Inc.(Æ) 39,675 1,972
Hackett Group, Inc. (The) 147,885 3,459
HEICO Corp. 10,214 3,338
Helios Technologies, Inc. 69,040 2,533
Herc Holdings, Inc. 9,287 1,085
Hexcel Corp. 8,499 509
Howmet Aerospace, Inc. 19,599 3,523
IDEX Corp. 7,857 1,285
Insperity , Inc. 19,745 1,176
Jacobs Solutions, Inc. 1,899 269
Kennametal, Inc. 22,906 567
Keysight Technologies, Inc.(Æ) 14,446 2,368
Kirby Corp.(Æ) 783 75
Knight-Swift Transportation Holdings, Inc. 9,433 401
Lamb Weston Holdings, Inc. 79,703 4,549
Landstar System, Inc. 6,047 806
Limbach Holdings, Inc.(Æ) 15,212 2,084
Lincoln Electric Holdings, Inc. 4,791 1,167
Littelfuse , Inc. 11,063 2,847
MarketAxess Holdings, Inc. 1,168 240
MasTec , Inc.(Æ) 17,488 3,309
Matson, Inc. 32,889 3,512
Maximus, Inc. 14,490 1,070
Mayville Engineering Co., Inc.(Æ) 104,246 1,748
Middleby Corp. (The)(Æ) 16,770 2,435
MillerKnoll , Inc. 23,385 444
Montrose Environmental Group, Inc.(Æ) 110,241 2,501
MSC Industrial Direct Co., Inc. Class A 104,330 9,037
Murphy USA, Inc. 1,877 680
MYR Group, Inc.(Æ) 11,935 2,309
National CineMedia , Inc. 211,472 1,017
Nordson Corp. 6,859 1,469
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NV5 Global, Inc.(Æ) 123,244 2,767
Orion Group Holdings, Inc.(Æ) 194,948 1,445
Paylocity Holding Corp.(Æ) 19,836 3,667
Paysafe , Ltd.(Æ) 81,940 996
Pentair PLC 13,065 1,335
Phinia , Inc. 72,265 3,664
PROG Holdings, Inc. 67,376 2,145
Quanta Services, Inc. 9,222 3,745
RBC Bearings, Inc.(Æ) 1,938 751
RCM Technologies, Inc.(Æ) 32,181 776
Regal Rexnord Corp. 19,080 2,917
Robert Half, Inc. 44,587 1,646
RXO, Inc.(Æ) 77,189 1,193
Ryder System, Inc. 13,972 2,483
Ryerson Holding Corp. 33,671 694
Saia, Inc.(Æ) 14,253 4,308
Schneider National, Inc. Class B 63,687 1,557
Scotts Miracle- Gro Co. (The) Class A 42,660 2,673
Snap-on, Inc. 3,029 973
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 70
Stagwell , Inc.(Æ) 195,681 1,121
Standex International Corp. 22,197 3,657
Sterling Infrastructure, Inc.(Æ) 21,014 5,623
Sun Country Airlines Holdings, Inc.(Æ) 76,863 891
Teekay Tankers, Ltd. Class A 6,916 293
Teledyne Technologies, Inc.(Æ) 2,321 1,279
Tennant Co. 14,062 1,161
Terex Corp. 16,159 822
Tetra Tech, Inc. 72,170 2,652
Textron, Inc. 11,075 861
Thermon Group Holdings, Inc.(Æ) 79,805 2,257
Tidewater, Inc.(Æ) 10,522 526
TopBuild Corp.(Æ) 6,629 2,456
Toro Co. (The) 32,076 2,382
TransUnion 7,119 678
Trimble, Inc.(Æ) 49,203 4,128
UniFirst Corp. 1,948 333
United Rentals, Inc. 4,105 3,624
V2X, Inc.(Æ) 37,580 1,781
Vontier Corp. 207,578 8,608
Watts Water Technologies, Inc. Class A 4,528 1,188
Werner Enterprises, Inc. 117,332 3,252
WESCO International, Inc. 30,963 6,408
Westinghouse Air Brake Technologies Corp. 15,241 2,927
Willdan Group, Inc.(Æ) 32,255 2,751
XPO, Inc.(Æ) 48,776 5,867
299,264
Technology - 12.7%
ACI Worldwide, Inc.(Æ) 19,516 831
ACM Research, Inc. Class A(Æ) 22,523 684
Advanced Micro Devices, Inc.(Æ) 6,838 1,206
Agilysys , Inc.(Æ) 32,102 3,662
Amentum Holdings, Inc.(Æ) 156,592 3,910
Angi , Inc.(Æ) 178,914 2,902
Appfolio , Inc. Class A(Æ) 15,654 4,186
Arista Networks, Inc.(Æ) 18,515 2,281
Arrow Electronics, Inc.(Æ) 2,569 298
Aviat Networks, Inc.(Æ) 9,905 214

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avnet, Inc. 13,838 733
Bandwidth, Inc. Class A(Æ) 10,470 146
Bel Fuse, Inc. Class B 34,938 4,543
Bentley Systems, Inc. Class B 13,636 791
Blackbaud , Inc.(Æ) 23,723 1,599
Box, Inc. Class A(Æ) 18,284 587
CACI International, Inc. Class A(Æ) 11,126 5,124
Calix, Inc.(Æ) 25,969 1,472
Camtek , Ltd.(Æ) 30,018 2,826
CCC Intelligent Solutions Holdings, Inc.(Æ) 335,216 3,242
Clear Secure, Inc. Class A 23,935 704
Clearwater Analytics Holdings, Inc. Class
A(Æ) 109,101 2,210
Coherent Corp.(Æ) 37,904 4,078
Concentrix Corp. 12,079 628
Conduent , Inc.(Æ) 432,459 1,150
Crane NXT Co. 83,540 4,957
Credo Technology Group Holding, Ltd.(Æ) 9,854 1,099
Daily Journal Corp.(Æ) 2,832 1,132
Descartes Systems Group, Inc. (The)(Æ) 42,401 4,484
Diebold Nixdorf, Inc.(Æ) 27,224 1,532
Diodes, Inc.(Æ) 22,989 1,135
Dolby Laboratories, Inc. Class A 32,605 2,456
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,198
DXC Technology Co.(Æ) 96,150 1,309
Dynatrace , Inc.(Æ) 53,302 2,804
Etsy, Inc.(Æ) 18,464 1,076
Evolent Health, Inc. Class A(Æ) 57,436 577
Extreme Networks, Inc.(Æ) 117,408 2,073
Fair Isaac Corp.(Æ) 5,208 7,482
Five9, Inc.(Æ) 25,765 666
Fortinet, Inc.(Æ) 30,166 3,014
GCI Liberty, Inc.(Æ)(Š) 39,677 —
GCI Liberty, Inc. Class C(Æ) 1,758 58
Genpact , Ltd. 46,885 2,065
Global-e Online, Ltd. Class E(Æ) 52,286 1,733
Globant SA(Æ) 6,334 534
GoDaddy , Inc. Class A(Æ) 24,884 4,021
Guidewire Software, Inc.(Æ) 16,199 3,665
IDT Corp. Class B 60,963 3,591
Insight Enterprises, Inc.(Æ) 2,080 247
Jabil, Inc. 8,864 1,978
Jack Henry & Associates, Inc. 11,086 1,883
KBR, Inc. 36,801 1,720
Kimball Electronics, Inc.(Æ) 20,531 385
Kulicke & Soffa Industries, Inc. 82,805 2,713
Kyndryl Holdings, Inc.(Æ) 337,825 12,760
Lumentum Holdings, Inc. Class E(Æ) 28,358 3,122
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 778
Match Group, Inc. 87,407 2,995
monday.com, Ltd.(Æ) 7,410 1,944
Monolithic Power Systems, Inc. 7,910 5,626
NCR Atleos Corp.(Æ) 52,621 1,610
NCR Voyix Corp.(Æ) 81,908 1,116
NetApp, Inc. 7,416 772
Nice, Ltd. - ADR(Æ) 9,581 1,495
Novanta , Inc.(Æ) 1,346 166
Nutanix , Inc. Class A(Æ) 7,950 598
Oddity Tech, Ltd. Class A(Æ) 23,492 1,646
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ON Semiconductor Corp.(Æ) 12,467 703
Paycom Software, Inc. 4,240 982
Pegasystems , Inc. 85,954 5,046
Photronics , Inc.(Æ) 34,924 711
Plexus Corp.(Æ) 29,571 3,770
Power Integrations, Inc. 12,373 600
Progress Software Corp. 36,263 1,744
PTC, Inc.(Æ) 21,088 4,530
Pure Storage, Inc. Class A(Æ) 89,245 5,312
Q2 Holdings, Inc.(Æ) 29,591 2,403
Qorvo , Inc.(Æ) 13,509 1,129
Qualys , Inc.(Æ) 11,943 1,589
Rambus, Inc.(Æ) 40,355 2,983
Red Violet, Inc. 47,815 2,120
Sandisk Corp.(Æ) 588 25
Sapiens International Corp. NV 113,493 3,111
Semtech Corp.(Æ) 28,165 1,439
SentinelOne , Inc. Class A(Æ) 9,398 172
Shutterstock , Inc. 17,457 334
Simulations Plus, Inc.(Æ) 16,354 213
SiTime Corp.(Æ) 4,346 882
SPS Commerce, Inc.(Æ) 34,943 3,804
Super Micro Computer, Inc.(Æ) 7,627 450
TD SYNNEX Corp. 7,146 1,032
Tyler Technologies, Inc.(Æ) 7,467 4,365
Universal Display Corp. 2,129 307
Verra Mobility Corp.(Æ) 64,131 1,620
Vertex, Inc. Class A(Æ) 9,199 305
Vishay Intertechnology , Inc. 383,781 6,290
Western Digital Corp. 1,764 139
WNS Holdings, Ltd.(Æ) 53,742 4,019
Workiva , Inc.(Æ) 10,846 692
Zeta Global Holdings Corp. Class A(Æ) 216,909 3,395
212,438
Utilities - 3.6%
ALLETE, Inc. 1,035 68
American States Water Co. 15,862 1,167
Brookfield Infrastructure Corp. Class A 22,051 861
Chesapeake Utilities Corp. 12,565 1,506
Clearway Energy, Inc. Class C 23,563 769
CNX Resources Corp.(Æ) 9,925 301
Cogent Communications Holdings, Inc. 17,306 789
ConocoPhillips 20,213 1,927
Crescent Energy Co. Class A 118,327 1,093
DT Midstream, Inc. 61,692 6,338
Essential Utilities, Inc. 59,312 2,183
Expand Energy Corp. 22,768 2,386
Gulfport Energy Corp.(Æ) 14,181 2,469
IDACORP, Inc. 18,388 2,305
Iridium Communications, Inc. 12,321 301
Kosmos Energy, Ltd.(Æ) 187,768 404
Magnolia Oil & Gas Corp. Class A 14,305 341
Northern Oil and Gas, Inc. 84,132 2,369
Northwestern Energy Group, Inc. 62,367 3,349
NRG Energy, Inc. 28,935 4,838
Ovintiv , Inc. 7,842 323
Permian Resources Corp. 76,169 1,078
RGC Resources, Inc. 47,873 964
Talen Energy Corp.(Æ) 14,315 5,405

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Talos Energy, Inc.(Æ) 198,617 1,698
UGI Corp. 120,704 4,367
Vista Energy SAB de CV - ADR(Æ) 28,206 1,261
Vistra Corp. 29,295 6,109
Vital Energy, Inc.(Æ) 40,115 750
Vitesse Energy, Inc. 80,972 1,938
59,657
Total Common Stocks
(cost $909,625) 1,611,449
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)
2025  Warrants 4,193 2
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 4
Total Warrants and Rights
(cost $19) 6
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 59,759,488
(∞)
59,742
Total Short-Term Investments
(cost $59,742) 59,742
Total Investments - 99.7%
(identified cost $969,386) 1,671,197
Other Assets and Liabilities,
Net - 0.3%
5,393
Net Assets - 100.0%
1,676,590

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 101
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 507 USD 56,282 09/25 1,694
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,694
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 230,054 $ — $ —
$ —
$ 230,054
Consumer Staples 53,395 — —
—
53,395
Energy 47,911 — —
—
47,911
Financial Services 353,095 — —
—
353,095
Health Care 189,300 — 71
—
189,371
Materials and Processing 166,264 — —
—
166,264
Producer Durables 299,264 — —
—
299,264
Technology 212,438 — —
—
212,438
Utilities 59,657 — —
—
59,657
Warrants and Rights 6 — — — 6
Short-Term Investments — — — 59,742 59,742
Total Investments
1,611,384 — 71 59,742 1,671,197
Other Financial Instruments
Assets
Futures Contracts 1,694 — — — 1,694
Total Other Financial Instruments
*
$ 1,694 $ — $ — $ — $ 1,694
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
T ransactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Mid & Small Cap Fund
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,646 $ 236,961 $ 241,861 $ (2) $ (2) $ 59,742 $ 1,438 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR(Æ) 30,645 1,547
YPF SA - ADR(Æ) 181,696 6,094
7,641
Australia - 1.0%
Aristocrat Leisure, Ltd. 43,905 1,958
ASX, Ltd. 22,450 1,006
BHP Group, Ltd. 14,029 356
BlueScope Steel, Ltd. 40,510 613
Brambles, Ltd. 164,769 2,520
Commonwealth Bank of Australia 93,336 10,603
EBOS Group, Ltd. 33,880 814
Glencore PLC 509,251 2,043
Goodman Group(ö) 276,481 6,161
Medibank Pvt, Ltd. 519,559 1,696
Northern Star Resources, Ltd. 106,919 1,067
Pro Medicus, Ltd. 7,655 1,561
Qantas Airways, Ltd. 391,162 2,704
QBE Insurance Group, Ltd. 163,228 2,408
REA Group, Ltd. 6,026 920
Rio Tinto PLC 4,261 253
Rio Tinto, Ltd. 7,211 514
Santos, Ltd. 84,190 424
SGH, Ltd. 38,236 1,246
Wesfarmers, Ltd. 68,218 3,738
WiseTech Global, Ltd. 13,446 1,019
Woolworths Group, Ltd. 44,933 910
44,534
Austria - 0.5%
ams-OSRAM AG(Æ) 93,905 1,237
Erste Group Bank AG 239,584 21,907
Mondi PLC 63,205 856
24,000
Belgium - 0.2%
Ageas SA 61,712 4,171
Anheuser-Busch InBev SA 37,682 2,181
Lotus Bakeries NV 134 1,134
Proximus SADP 161,330 1,341
UCB SA 13,307 2,840
11,667
Brazil - 2.2%
Ambev SA 6,130,973 13,643
B3 SA - Brasil Bolsa Balcao 474,818 1,067
Banco Bradesco SA - ADR 2,143,205 5,937
Banco BTG Pactual SA 814,019 5,688
Banco do Brasil SA 131,105 461
Caixa Seguridade Participacoes SA 119,822 295
Centrais Eletricas Brasileiras SA 435,030 2,937
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 306,008 5,919
Embraer SA - ADR 27,093 1,560
Gerdau SA - ADR 150,549 446
Hypera SA 31,472 144
Itau Unibanco Holding SA - ADR 1,001,195 6,277
Localiza Rent a Car SA 498,928 3,086
Lojas Renner SA 1,227,418 3,566
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magazine Luiza SA 584,574 737
Marfrig Global Foods SA 393,064 1,495
MercadoLibre, Inc.(Æ) 5,924 14,063
Natura Cosmeticos SA(Æ) 1,349,212 2,176
NU Holdings, Ltd. Class A(Æ) 719,301 8,790
Petroleo Brasileiro SA - ADR 709,831 9,043
PRIO SA 392,199 2,955
Rumo SA 225,560 666
Telefonica Brasil SA 1,116,160 6,275
Ultrapar Participacoes SA 490,826 1,505
Vale SA Class B - ADR 59,690 569
Wheaton Precious Metals Corp. 29,676 2,714
Yara International ASA 44,055 1,628
103,642
Burkina Faso - 0.1%
Endeavour Mining PLC 119,164 3,578
Canada - 3.3%
Agnico Eagle Mines, Ltd. 9,779 1,214
Air Canada Class B(Æ) 21,329 297
Alimentation Couche-Tard, Inc. 94,175 4,894
ARC Resources, Ltd. 134,430 2,624
Bank of Montreal 7,324 808
Bank of Nova Scotia (The) 12,742 709
Barrick Mining Corp. 432,510 9,133
Brookfield Asset Management, Inc.
Class A 24,440 1,507
Brookfield Corp. 10,546 706
CAE, Inc.(Æ) 25,067 715
Cameco Corp. Class A 24,306 1,821
Canadian National Railway Co. 53,333 4,980
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 38,780 2,852
CCL Industries, Inc. Class B 59,400 3,320
Cenovus Energy, Inc. 50,145 763
CGI, Inc. 43,117 4,157
Constellation Software, Inc. 1,754 6,051
Dollarama, Inc. 87,191 11,917
Empire Co., Ltd. Class A 162,211 6,460
Enbridge, Inc. 58,672 2,657
Fairfax Financial Holdings, Ltd. 3,122 5,522
Fortis, Inc. 20,091 983
Franco-Nevada Corp. Class T 11,708 1,865
George Weston, Ltd. 5,330 1,013
Gildan Activewear, Inc. Class A 17,159 867
Great-West Lifeco, Inc. 29,092 1,092
Hydro One, Ltd.(Þ) 26,918 952
iA Financial Corp., Inc. 7,703 754
Imperial Oil, Ltd. 17,826 1,486
Intact Financial Corp. 28,889 5,971
Kinross Gold Corp. 80,989 1,296
Loblaw Cos., Ltd. 53,003 8,571
Magna International, Inc. Class A 149,485 6,130
Manulife Financial Corp. 106,997 3,310
MEG Energy Corp. Class A 51,724 1,020
Metro, Inc. Class A 53,505 4,091
National Bank of Canada 9,586 997
Open Text Corp. 7,239 213
Pembina Pipeline Corp. 10,204 379

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Quebecor, Inc. Class B 45,351 1,276
Royal Bank of Canada 45,502 5,839
Saputo, Inc. 16,604 348
Shopify, Inc. Class A(Æ) 81,595 9,972
Stantec, Inc. 86,383 9,443
Sun Life Financial, Inc. 47,252 2,881
Suncor Energy, Inc. 18,907 746
Teck Resources, Ltd. Class B 41,866 1,358
Thomson Reuters Corp. 4,644 932
Toronto-Dominion Bank (The) 83,171 6,058
152,950
Chile - 0.1%
Antofagasta PLC 35,475 877
Enel Americas SA 8,666,430 864
Sociedad Quimica y Minera de Chile
SA - ADR 61,535 2,261
4,002
China - 11.3%
Agricultural Bank of China, Ltd. Class
A 3,945,900 3,455
Akeso, Inc. Class B(Æ)(Þ) 79,000 1,534
Alibaba Group Holding, Ltd. 4,020,577 59,307
Aluminum Corp. of China, Ltd. Class A 1,950,033 2,003
Aluminum Corp. of China, Ltd. Class H 7,286,689 5,787
Anhui Conch Cement Co., Ltd. Class H 61,891 179
Anta Sports Products, Ltd. 279,800 3,209
Baidu, Inc. Class A(Æ) 142,850 1,565
Baidu, Inc. - ADR(Æ) 23,510 2,066
Bank of China, Ltd. Class A 1,108,900 856
Bank of China, Ltd. Class H 3,570,000 2,065
Bank of Communications Co., Ltd.
Class A 292,500 311
Beijing-Shanghai High Speed Railway
Co., Ltd. Class A 325,900 245
BeOne Medicines, Ltd. Class H(Æ) 47,700 1,110
Bilibili, Inc. Class Z(Æ) 55,940 1,280
Bilibili, Inc. - ADR(Æ) 87,027 1,986
BOE Technology Group Co., Ltd. Class
A 1,319,300 742
BYD Co., Ltd. Class H 1,069,500 15,733
CGN Power Co., Ltd. Class A 114,200 58
CGN Power Co., Ltd. Class H(Þ) 2,578,000 966
China Construction Bank Corp. Class H 13,560,000 13,910
China Energy Engineering Group Co.,
Ltd. 2,298,120 828
China Galaxy Securities Co., Ltd. Class
A 408,800 980
China International Capital Corp., Ltd.
Class A 345,000 1,731
China International Capital Corp., Ltd.
Class H(Þ) 3,149,600 8,013
China Life Insurance Co., Ltd. Class A 905,200 5,141
China Life Insurance Co., Ltd. Class H 782,000 2,268
China Mengniu Dairy Co., Ltd. 1,268,000 2,647
China Merchants Bank Co., Ltd. Class
A 41,016 254
China Merchants Bank Co., Ltd. Class
H 1,227,098 7,975
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Securities Co., Ltd.
Class A 761,750 1,890
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 740,854 897
China Oilfield Services, Ltd. Class H 212,593 188
China Overseas Land & Investment,
Ltd. 1,703,000 2,951
China Pacific Insurance Group Co., Ltd.
Class A 183,400 952
China Resources Beverage Holdings
Co., Ltd. 1,397,623 2,034
China Resources Land, Ltd. 1,846,617 6,789
China Southern Airlines Co., Ltd. Class
A(Æ) 380,000 300
China Tower Corp., Ltd. Class H(Þ) 927,200 1,300
China Yangtze Power Co., Ltd. Class A 180,800 700
Contemporary Amperex Technology
Co., Ltd. Class A 116,534 4,261
Contemporary Amperex Technology
Co., Ltd. Class H(Æ) 171,200 8,773
Country Garden Services Holdings Co.,
Ltd. 4,290,751 3,560
DiDi Global, Inc. - ADR(Æ) 365,136 1,837
East Money Information Co., Ltd.
Class A 525,600 1,690
Foxconn Industrial Internet Co., Ltd.
Class A 225,100 1,073
Full Truck Alliance Co., Ltd. - ADR 198,314 2,290
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 729
GDS Holdings, Ltd. Class A(Æ) 646,800 2,914
Geely Automobile Holdings, Ltd. 1,342,421 3,025
GF Securities Co., Ltd. Class A 385,300 1,030
H World Group, Ltd. - ADR 110,049 3,436
Haidilao International Holding, Ltd.(Þ) 947,000 1,680
Haier Smart Home Co., Ltd. Class A 387,900 1,335
Haier Smart Home Co., Ltd. Class H 1,188,716 3,743
Haitian International Holdings, Ltd. 114,000 307
Huatai Securities Co., Ltd. Class A 702,300 1,952
Industrial & Commercial Bank of
China, Ltd. Class H 9,921,463 7,611
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 2,090,220 5,833
JD.com, Inc. Class A 129,500 2,004
JD.com, Inc. - ADR 25,444 801
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 298,545 2,603
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 420,200 4,208
JOYY, Inc. - ADR 20,497 1,029
Kanzhun, Ltd. - ADR 160,875 3,050
KE Holdings, Inc. - ADR 36,079 665
Kuaishou Technology(Æ)(Þ) 1,460,717 14,339
Kweichow Moutai Co., Ltd. Class A 13,300 2,631
Lenovo Group, Ltd. 926,000 1,195
Li Auto, Inc. Class A(Æ) 201,801 2,642
Li Auto, Inc. - ADR(Æ) 283,803 7,407
Li Ning Co., Ltd. 160,453 341
Longfor Group Holdings, Ltd.(Þ) 5,709,000 7,123
Meituan Class B(Æ)(Þ) 551,836 8,553

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midea Group Co., Ltd. Class A 53,600 521
Midea Group Co., Ltd. Class H 174,754 1,696
Muyuan Foods Co., Ltd. Class A 95,573 616
NetEase, Inc. 39,470 1,030
NetEase, Inc. - ADR 54,116 7,051
New China Life Insurance Co., Ltd.
Class A 93,051 866
NIO, Inc. Class A(Æ) 24,730 118
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,709
PDD Holdings, Inc. - ADR(Æ) 68,638 7,787
People's Insurance Co. Group of China,
Ltd. (The) Class A 893,354 1,018
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,227
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,259
Ping An Insurance Group Co. of China,
Ltd. Class H 2,457,500 16,900
Pop Mart International Group, Ltd.(Þ) 65,200 2,043
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 923
Prosus NV 19,441 1,112
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 1,709
Sany Heavy Industry Co., Ltd. Class A 189,007 525
SF Holding Co., Ltd. Class H 669,244 3,727
Shandong Gold Mining Co., Ltd. Class
H(Þ) 328,500 1,016
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,591,300 867
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 1,140
Shenergy Co., Ltd. Class A 225,100 256
Shenwan Hongyuan Group Co., Ltd.
Class A 2,294,600 1,688
Sunny Optical Technology Group Co.,
Ltd. 100,800 940
Tencent Holdings, Ltd. 1,657,928 116,221
Tencent Music Entertainment Group
- ADR 46,496 976
Tongwei Co., Ltd. Class A(Æ) 128,100 362
Trip.com Group, Ltd. - ADR 315,860 19,567
Tsingtao Brewery Co., Ltd. Class H 92,000 585
Vipshop Holdings, Ltd. - ADR 38,131 575
Want Want China Holdings, Ltd. 339,000 245
Weichai Power Co., Ltd. Class H 2,374,041 5,035
Will Semiconductor, Ltd. Class A 3,557 60
Wilmar International, Ltd. 192,800 437
Wuliangye Yibin Co., Ltd. Class A 33,100 558
WuXi AppTec Co., Ltd. Class H(Þ) 571,800 7,704
Xiaomi Corp. Class B(Æ)(Þ) 2,222,000 14,858
XPeng, Inc. Class A(Æ) 110,500 1,007
Yum China Holdings, Inc. 55,062 2,570
Zijin Mining Group Co., Ltd. Class H 6,050,000 15,997
ZTE Corp. Class H 205,000 646
ZTO Express (Cayman), Inc. - ADR 14,239 280
527,302
Colombia - 0.0%
Ecopetrol SA - ADR 179,966 1,512
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Congo, the Democratic Republic of the - 0.1%
Ivanhoe Mines, Ltd. Class A(Æ) 512,103 3,995
Denmark - 1.0%
Carlsberg A/S Class B 2,807 350
Danske Bank A/S 299,241 11,857
Demant A/S(Æ) 64,918 2,472
DSV A/S 40,765 9,068
Novo Nordisk A/S Class B 412,475 19,039
Novonesis (Novozymes) B Class B 40,193 2,610
Rockwool A/S Class B 21,360 931
46,327
Finland - 0.4%
Elisa OYJ 9,821 505
Kone OYJ Class B 21,879 1,344
Nokia OYJ 3,089,951 12,584
Stora Enso OYJ Class R 75,689 777
Wartsila OYJ Abp Class B 82,868 2,283
17,493
France - 6.0%
Accor SA 370,716 18,840
Airbus SE 58,601 11,734
Amundi SA(Þ) 124,438 9,214
Arkema SA 138,068 9,412
AXA SA 231,803 11,266
bioMerieux 6,339 909
BNP Paribas SA 104,164 9,489
Bollore SE 107,766 622
Bouygues SA 32,409 1,336
Bureau Veritas SA 188,686 5,798
Capgemini SE 20,858 3,107
Carrefour SA 289,050 4,143
Cie de Saint-Gobain SA 104,612 11,932
Cie Generale des Etablissements
Michelin SCA 453,379 16,143
Dassault Aviation SA 34,376 10,672
Dassault Systemes SE 22,710 747
Eiffage SA 10,409 1,395
Engie SA 407,351 9,152
EssilorLuxottica SA 16,130 4,785
Hermes International 1,978 4,832
Ipsen SA 13,906 1,641
L'Air Liquide SA Class A 30,934 6,089
Legrand SA 16,313 2,418
L'Oreal SA 24,826 10,999
Louis Hachette Group 191,147 356
LVMH Moet Hennessy Louis Vuitton
SE 19,038 10,236
Orange SA 545,184 8,289
Pernod Ricard SA 3,445 354
Publicis Groupe SA 90,186 8,180
Renault SA 71,422 2,603
Rexel SA Class H 513,660 15,471
Safran SA 19,463 6,409
Sartorius Stedim Biotech 54,052 10,826
SEB SA 10,008 731
Societe Generale SA 275,983 17,571
Teleperformance 121,423 11,856
Thales SA 5,357 1,436

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TotalEnergies SE 221,974 13,190
Valeo SE 226,226 2,471
Vinci SA 18,756 2,598
279,252
Germany - 6.4%
adidas AG 24,240 4,647
Allianz SE 10,299 4,079
BASF SE 321,896 15,831
Bayer AG 242,233 7,547
Beiersdorf AG 19,685 2,446
Brenntag SE 5,903 367
CECONOMY AG(Æ) 98,566 499
Commerzbank AG 17,994 658
Continental AG 159,810 13,717
Covestro AG(Æ)(Þ) 161,277 11,111
CTS Eventim AG & Co. KGaA 104,871 11,855
Daimler Truck Holding AG 503,610 24,603
Deutsche Bank AG 48,899 1,615
Deutsche Boerse AG 83,151 24,075
Deutsche Telekom AG 204,209 7,319
E.ON SE 90,006 1,640
Evonik Industries AG 446,073 8,890
Fresenius Medical Care AG 174,867 8,859
Fresenius SE & Co. KGaA 184,568 8,819
Hannover Rueck SE 11,665 3,548
Heidelberg Materials AG 83,154 19,210
Henkel AG & Co. KGaA 12,769 908
Infineon Technologies AG 133,486 5,274
Knorr-Bremse AG 20,753 2,080
Mercedes-Benz Group AG 99,788 5,703
Merck KGaA 6,109 768
MTU Aero Engines AG 39,248 16,882
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 9,212
Rheinmetall AG 10,035 19,731
SAP SE 96,652 27,667
Siemens AG 49,626 12,726
Symrise AG 187,638 17,020
Vonovia SE 24,378 759
300,065
Ghana - 0.0%
Tullow Oil PLC(Æ) 4,934,494 927
Greece - 0.8%
Alpha Bank SA 2,449,436 9,204
Eurobank Ergasias SA 4,362,128 16,089
Hellenic Telecommunications
Organization SA 33,711 611
National Bank of Greece SA 275,241 3,854
Piraeus Financial Holdings SA 733,084 5,653
35,411
Hong Kong - 1.3%
AIA Group, Ltd. 2,164,887 20,256
ASMPT, Ltd. 372,300 3,141
CK Asset Holdings, Ltd. 543,000 2,483
Damai Entertainment Holdings, Ltd.(Æ) 7,240,000 1,018
Hang Seng Bank, Ltd. 36,094 526
Hong Kong Exchanges & Clearing, Ltd. 185,217 10,082
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orient Overseas International, Ltd. 34,000 613
Prudential PLC 1,426,410 18,054
Swire Pacific, Ltd. Class A 6,813 62
Techtronic Industries Co., Ltd. 76,000 913
WH Group, Ltd.(Þ) 3,780,826 3,811
60,959
Hungary - 0.1%
OTP Bank PLC 58,986 4,783
India - 5.0%
Apollo Hospitals Enterprise, Ltd. 769 66
Asian Paints, Ltd. 65,074 1,777
Aurobindo Pharma, Ltd.(Æ) 15,031 195
Avenue Supermarts, Ltd.(Æ)(Þ) 31,612 1,537
Axis Bank, Ltd. 226,667 2,756
Axis Bank, Ltd. - GDR(Þ) 41,725 2,530
Bajaj Auto, Ltd. 12,169 1,108
Bajaj Finance, Ltd. 97,380 975
Bajaj Holdings & Investment, Ltd. 4 1
Balkrishna Industries, Ltd. 9,204 280
Berger Paints India, Ltd. 36,575 235
Bharat Electronics, Ltd. 250,896 1,089
Bharat Forge, Ltd. 65,153 863
Bharti Airtel, Ltd. 859,582 18,738
Britannia Industries, Ltd. 25,645 1,679
Cadila Healthcare, Ltd. 68,075 752
Canara Bank 3,530,995 4,294
Cipla, Ltd. 188,918 3,342
Dabur India, Ltd. Class A 159,294 960
Divi's Laboratories, Ltd. 17,053 1,281
DLF, Ltd. 604,373 5,378
Dr Reddy's Laboratories, Ltd. 115,050 1,663
Eternal, Ltd.(Æ) 483,101 1,689
GAIL India, Ltd. 44,357 89
GMR Infrastructure, Ltd.(Æ) 3,645,151 3,721
Godrej Consumer Products, Ltd. 74,468 1,068
Havells India, Ltd. 5,489 94
HCL Technologies, Ltd. 41,700 695
HDFC Asset Management Co., Ltd.(Þ) 15,132 971
HDFC Bank, Ltd. 1,486,746 34,146
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,483
Hindalco Industries, Ltd. 211,831 1,639
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,454
Hindustan Unilever, Ltd. 8,726 251
ICICI Bank, Ltd. 954,104 16,109
ICICI Bank, Ltd. - ADR 149,631 5,043
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,967
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 233,913 1,637
Indus Towers, Ltd.(Æ) 1,660,434 6,839
Infosys, Ltd. 95,292 1,630
Infosys, Ltd. - ADR 63,951 1,069
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 10,085
ITC Hotels, Ltd.(Æ) 43,830 115
ITC, Ltd. 438,304 2,057
Jio Financial Services, Ltd.(Æ) 143,335 535
JSW Energy, Ltd. 188,845 1,100
JSW Infrastructure, Ltd. 525,938 1,814
Kotak Mahindra Bank, Ltd. 109,538 2,462

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Larsen & Toubro, Ltd. 140,971 5,823
Larsen & Toubro, Ltd. - GDR(Þ) 116,180 4,749
Macrotech Developers, Ltd.(Þ) 229,327 3,181
Mahindra & Mahindra, Ltd. 44,725 1,626
MakeMyTrip, Ltd.(Æ) 16,522 1,546
Mankind Pharma, Ltd.(Æ) 10,285 301
Marico, Ltd. 50,916 411
Maruti Suzuki India, Ltd. 26,358 3,788
Nestle India, Ltd. 90,887 2,325
Oil & Natural Gas Corp., Ltd. 591,620 1,620
PB Fintech, Ltd.(Æ) 46,735 964
Petronet LNG, Ltd. 60,792 200
PI Industries, Ltd. 19,123 925
Pidilite Industries, Ltd. 41,747 1,365
Power Grid Corp. of India, Ltd. 1,059,782 3,509
Reliance Industries, Ltd. 674,879 10,652
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,904
SBI Life Insurance Co., Ltd.(Þ) 228,777 4,780
Shree Cement, Ltd. 3,647 1,277
Shriram Finance, Ltd. 802,747 5,739
Siemens Energy India, Ltd.(Æ) 26,374 975
Siemens, Ltd. 26,374 910
SRF, Ltd. Class 7 23,406 810
State Bank of India 615,001 5,565
Sun Pharmaceutical Industries, Ltd. 56,202 1,093
Tata Motors, Ltd. 106,942 805
Tech Mahindra, Ltd. 92,546 1,535
Titan Co., Ltd. 43,683 1,662
Torrent Pharmaceuticals, Ltd. 8,381 357
UltraTech Cement, Ltd. 36,526 5,084
United Spirits, Ltd. 161,203 2,461
Wipro, Ltd. 714,896 2,009
234,212
Indonesia - 0.3%
Amman Mineral Internasional PT(Æ) 2,011,000 1,021
Bank Central Asia Tbk PT 4,816,690 2,402
Bank Mandiri Persero Tbk PT 11,775,106 3,184
Bank Negara Indonesia Persero Tbk PT 7,293,430 1,759
Bank Rakyat Indonesia Persero Tbk PT 8,846,780 1,974
Chandra Asri Pacific Tbk PT 822,524 461
Charoen Pokphand Indonesia Tbk PT 2,550,500 759
Indofood CBP Sukses Makmur Tbk PT 1,321,100 784
Indofood Sukses Makmur Tbk PT 1,814,900 937
Kalbe Farma Tbk PT 9,826,000 850
Telkom Indonesia Persero Tbk PT 5,028,400 872
15,003
Ireland - 1.0%
Accenture PLC Class A 24,913 6,654
AerCap Holdings NV 6,729 722
AIB Group PLC 554,378 4,357
Bank of Ireland Group PLC 1,237,705 16,570
Flutter Entertainment PLC(Æ) 42,515 12,892
Kerry Group PLC Class A 39,083 3,615
Kingspan Group PLC 20,703 1,705
46,515
Israel - 0.3%
Bank Hapoalim BM 121,768 2,285
Bank Leumi Le-Israel BM 66,942 1,238
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Check Point Software Technologies,
Ltd.(Æ) 48,300 8,994
Elbit Systems, Ltd. 3,216 1,484
Israel Discount Bank, Ltd. Class A 29,972 287
Nice, Ltd.(Æ) 8,031 1,256
Teva Pharmaceutical Industries, Ltd.
- ADR 51,862 801
16,345
Italy - 2.4%
BPER Banca SpA 828,821 8,150
Davide Campari-Milano NV SpA 1,317,300 9,100
DiaSorin SpA 6,104 595
Enel SpA 1,841,460 16,235
Eni SpA 477,507 8,099
FinecoBank Banca Fineco SpA 803,025 17,118
Generali 228,914 8,535
Leonardo SpA 30,392 1,629
Moncler SpA 70,936 3,776
Nexi SpA(Þ) 161,277 920
Prysmian SpA 16,081 1,286
Ryanair Holdings PLC - ADR 138,567 8,629
UniCredit SpA 367,910 27,067
Unipol Gruppo SpA 29,092 583
111,722
Japan - 11.7%
Advantest Corp. 126,400 8,470
Aeon Co., Ltd. 34,200 1,094
Ajinomoto Co., Inc. 86,400 2,283
Alfresa Holdings Corp. 143,100 2,076
Alps Alpine Co., Ltd. 14,300 151
Amada Co., Ltd. 329,000 3,696
ANA Holdings, Inc. 43,900 813
Asahi Group Holdings, Ltd. 133,600 1,692
Asics Corp. 48,000 1,119
Astellas Pharma, Inc. 156,700 1,631
Bandai Namco Holdings, Inc. 93,900 3,033
Bridgestone Corp. 138,700 5,606
Canon, Inc. 83,200 2,354
Capcom Co., Ltd. 30,600 782
Central Japan Railway Co. 230,400 5,344
Chiba Bank, Ltd. (The) 283,900 2,647
Chugai Pharmaceutical Co., Ltd. 137,100 6,681
Concordia Financial Group, Ltd. 144,500 957
Dai-ichi Life Holdings, Inc. 772,740 6,091
Daiichi Sankyo Co., Ltd. 134,800 3,304
Daikin Industries, Ltd. 32,200 3,989
Daito Trust Construction Co., Ltd. 6,000 616
Daiwa House Industry Co., Ltd. 61,900 2,044
DeNA Co., Ltd. 47,200 742
Dentsu, Inc. 75,500 1,483
Disco Corp. 3,600 1,073
Eisai Co., Ltd. 70,400 1,985
ENEOS Holdings, Inc. 187,400 976
Fast Retailing Co., Ltd. 6,600 2,017
FUJIFILM Holdings Corp. 241,263 5,012
Fujitsu, Ltd. 127,440 2,771
Fukuoka Financial Group, Inc. 140,900 3,840
Hakuhodo DY Holdings, Inc. 299,000 2,356
Hankyu Hanshin Holdings, Inc. 26,800 698

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hino Motors, Ltd.(Æ) 187,400 456
Hirose Electric Co., Ltd. 6,800 857
Hitachi, Ltd. 343,100 10,540
Honda Motor Co., Ltd. 471,895 4,872
Horiba, Ltd. 31,600 2,334
Hoya Corp. 32,800 4,146
Iida Group Holdings Co., Ltd. 123,400 1,733
Isuzu Motors, Ltd. 480,100 6,156
ITOCHU Corp. 101,818 5,362
Japan Airlines Co., Ltd. 76,600 1,521
Japan Exchange Group, Inc. 71,800 699
Japan Post Holdings Co., Ltd. 301,700 2,782
Japan Post Insurance Co., Ltd. Class A 194,300 4,956
Japan Tobacco, Inc. 62,500 1,783
Kajima Corp. 90,400 2,262
Kao Corp. 81,000 3,651
KDDI Corp. 163,400 2,682
Keyence Corp. 40,400 14,607
Kikkoman Corp. 88,400 772
Kirin Holdings Co., Ltd. 62,500 826
Koito Manufacturing Co., Ltd. 70,100 894
Komatsu, Ltd. 364,400 11,651
Kubota Corp. 327,800 3,641
Kyowa Kirin Co., Ltd. 62,100 1,058
Makita Corp. 119,400 3,687
MatsukiyoCocokara & Co. 100,100 2,055
McDonald's Holdings Co. Japan, Ltd. 32,900 1,315
Minebea Co., Ltd. 312,300 4,918
Mitsubishi Corp. 60,400 1,188
Mitsubishi Electric Corp. 199,800 4,388
Mitsubishi Estate Co., Ltd. 407,700 7,625
Mitsubishi Gas Chemical Co., Inc. 106,200 1,831
Mitsubishi Heavy Industries, Ltd. 71,200 1,695
Mitsubishi UFJ Financial Group, Inc. 1,048,500 14,523
Mitsui Fudosan Co., Ltd. 254,600 2,283
Mizuho Financial Group, Inc. 115,300 3,382
MS&AD Insurance Group Holdings,
Inc. 282,200 6,012
Murata Manufacturing Co., Ltd. 528,200 7,841
NEC Corp. 98,500 2,837
Nikon Corp. 112,800 1,094
Nintendo Co., Ltd. 82,650 6,898
Nippon Express Holdings, Inc. 41,100 899
Nippon Telegraph & Telephone Corp. 4,687,000 4,734
Nissan Motor Co., Ltd. 357,800 761
Nitto Denko Corp. 614,000 12,673
Nomura Holdings, Inc. 520,500 3,428
Nomura Research Institute, Ltd. 50,000 1,981
Obayashi Corp. 136,800 2,011
Obic Co., Ltd. 74,200 2,659
Olympus Corp. 696,500 8,310
Ono Pharmaceutical Co., Ltd. 92,100 1,024
Oracle Corp. 23,900 2,590
Oriental Land Co., Ltd. 58,200 1,199
Osaka Gas Co., Ltd. 383,700 9,658
Otsuka Corp. 30,800 584
Otsuka Holdings Co., Ltd. 70,800 3,410
Pan Pacific International Holdings
Corp. 32,300 1,082
Panasonic Holdings Corp. 152,300 1,440
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persol Holdings Co., Ltd. 1,335,700 2,556
Rakuten, Inc.(Æ) 139,500 705
Recruit Holdings Co., Ltd. 58,100 3,447
Renesas Electronics Corp. 39,700 490
Resona Holdings, Inc. 2,048,100 18,597
Rinnai Corp. 104,300 2,570
Rohm Co., Ltd. 331,200 4,153
Secom Co., Ltd. 74,726 2,674
Sega Sammy Holdings, Inc. 176,600 3,610
Sekisui Chemical Co., Ltd. 96,600 1,676
Sekisui House, Ltd. 93,600 1,970
Seven & i Holdings Co., Ltd. 88,200 1,161
Shimadzu Corp. 47,800 1,058
Shimano, Inc. 2,387 261
Shimizu Corp. 147,600 1,637
Shin-Etsu Chemical Co., Ltd. 544,000 15,694
Shionogi & Co., Ltd. 546,000 9,095
Shizuoka Financial Group, Inc. 28,300 333
SMC Corp. 9,000 3,173
SoftBank Corp. 921,900 1,332
Sompo Holdings, Inc. 3,603 106
Sony Group Corp. 397,600 9,622
Stanley Electric Co., Ltd. 135,900 2,564
Subaru Corp. 202,300 3,692
Sumitomo Electric Industries, Ltd. 347,400 8,531
Sumitomo Heavy Industries, Ltd. 3,900 86
Sumitomo Mitsui Financial Group, Inc. 446,706 11,282
Sumitomo Mitsui Trust Holdings, Inc. 291,600 7,612
Sumitomo Realty & Development Co.,
Ltd. 31,500 1,152
Sumitomo Rubber Industries, Ltd. 186,200 2,121
Suntory Beverage & Food, Ltd. 256,200 7,734
T&D Holdings, Inc. 510,100 12,431
Taiheiyo Cement Corp. 84,800 2,073
Taiyo Nippon Sanso Corp. 24,600 872
Takeda Pharmaceutical Co., Ltd. 230,400 6,333
TDK Corp. 982,300 11,951
Terumo Corp. 243,200 4,112
THK Co., Ltd. 101,800 2,853
TIS, Inc. 68,600 2,193
Toho Co., Ltd. 49,500 3,117
Tokio Marine Holdings, Inc. 142,800 5,738
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 337,600 1,280
Tokyo Electron, Ltd. 96,900 17,353
Tokyo Gas Co., Ltd. 16,200 541
Toray Industries, Inc. 1,103,200 7,536
TOTO, Ltd. 26,500 680
Toyota Motor Corp. 390,200 6,970
Trend Micro, Inc. 8,500 518
Tsuruha Holdings, Inc. 43,100 3,170
Unicharm Corp. 1,260,364 8,807
USS Co., Ltd. 46,600 507
Yakult Honsha Co., Ltd. 27,400 441
Yamaha Motor Co., Ltd. 167,400 1,202
Yamato Holdings Co., Ltd. 244,900 3,546
546,600

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.0%
Air Astana JSC - GDR(Þ) 115,761 641
Luxembourg - 0.3%
ArcelorMittal SA 408,994 12,938
CVC Capital Partners PLC(Þ) 45,896 879
Eurofins Scientific SE 14,425 1,106
RTL Group SA 27,227 1,074
15,997
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 2,878,792 14,090
Malaysia - 0.2%
Celcomdigi Berhad 969,800 871
CIMB Group Holdings BHD 895,115 1,365
Gamuda Berhad 835,400 1,006
Hong Leong Bank BHD 158,291 703
Hong Leong Financial Group BHD 261,314 988
IOI Corp. Berhad 956,700 844
Press Metal Berhad 381,300 474
Public Bank Bhd 680,000 669
QL Resources BHD 768,700 765
7,685
Mexico - 1.0%
America Movil SAB de CV 5,637,163 5,089
America Movil SAB de CV - ADR 384,689 6,951
Arca Continental SAB de CV 35,048 365
Cemex SAB de CV - ADR 451,165 3,925
Coca-Cola Femsa SAB de CV 97,742 811
Fresnillo PLC 645,540 11,924
Gruma SAB de CV Class B 15,550 269
Grupo Aeroportuario del Sureste SAB
de CV Class B 18,911 573
Grupo Carso SAB de CV 176,166 1,256
Grupo Financiero Banorte SAB de CV
Class O 642,880 5,729
Grupo Financiero Inbursa SAB de CV
Class O 1,552,145 4,003
Wal-Mart de Mexico SAB de CV 2,263,061 6,671
47,566
Netherlands - 3.3%
ABN AMRO Bank NV(Þ) 272,609 7,850
Adyen NV(Æ)(Þ) 3,019 5,170
Argenx SE(Æ) 6,920 4,629
ASML Holding NV 28,804 19,987
EXOR NV 34,372 3,309
Ferrari NV 34,529 15,105
Heineken NV 15,499 1,218
ING Groep NV 1,103,847 25,650
JDE Peet's NV 31,574 938
Koninklijke Ahold Delhaize NV 90,943 3,589
Koninklijke Philips NV 593,476 15,520
NN Group NV 98,261 6,610
Randstad NV 256,629 12,180
Universal Music Group NV 907,240 26,105
VEON, Ltd. - ADR(Æ) 28,690 1,570
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 28,739 4,471
153,901
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 991
Xero, Ltd.(Æ) 8,227 948
1,939
Norway - 0.3%
DNB Bank ASA 38,350 972
Equinor ASA Class N 359,312 9,233
Mowi ASA 27,678 515
Norsk Hydro ASA 104,627 621
Orkla ASA 102,691 1,082
12,423
Peru - 0.0%
Credicorp, Ltd. 4,057 962
Philippines - 0.1%
Ayala Corp. 69,880 705
Bank of the Philippine Islands 1,163,077 2,350
BDO Unibank, Inc. 798,201 1,946
SM Investments Corp. 77,150 1,077
6,078
Poland - 0.3%
Allegro.eu SA(Æ)(Þ) 175,133 1,722
Cyfrowy Polsat SA(Æ) 102,903 413
Dino Polska SA(Æ)(Þ) 76,390 1,008
KGHM Polska Miedz SA(Æ) 18,243 618
Powszechna Kasa Oszczednosci Bank
Polski SA 53,882 1,178
Santander Bank Polska SA 10,743 1,567
Zabka Group SA(Æ) 1,707,677 9,437
15,943
Portugal - 0.0%
EDP SA 232,497 1,002
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.1%
Al Rajhi Bank 112,377 2,829
Saudi National Bank (The) 253,038 2,518
Saudi Telecom Co. 143,475 1,604
6,951
Singapore - 1.0%
DBS Group Holdings, Ltd. 210,015 7,709
Grab Holdings, Ltd. Class A(Æ) 3,453,574 16,888

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oversea-Chinese Banking Corp., Ltd. 114,995 1,488
Sea, Ltd. - ADR(Æ) 126,839 19,869
STMicroelectronics NV 28,239 718
United Overseas Bank, Ltd. 4,600 127
UOL Group, Ltd. 163,600 865
47,664
South Africa - 1.8%
Absa Group, Ltd. 302,501 2,984
Anglo American PLC 76,743 2,169
Anglogold Ashanti PLC 515,349 23,835
Bid Corp., Ltd. 30,677 770
Capitec Bank Holdings, Ltd. 41,949 8,100
Clicks Group, Ltd. 89,938 1,880
Discovery Holdings, Ltd. 92,425 1,091
FirstRand, Ltd. 767,143 3,248
Gold Fields, Ltd. - ADR 487,363 11,872
Impala Platinum Holdings, Ltd. 631,647 5,953
Mr Price Group, Ltd. 206,177 2,381
MTN Group, Ltd. 1,322,776 11,135
Shoprite Holdings, Ltd. 64,768 941
Standard Bank Group, Ltd. 127,735 1,636
Valterra Platinum, Ltd. 87,537 3,907
Vodacom Group, Ltd. - ADR 187,984 1,431
83,333
South Korea - 3.8%
Amorepacific Corp. 6,273 607
Celltrion, Inc. 32,582 4,182
Coway Co., Ltd. 68,466 5,362
Hana Financial Group, Inc. 56,303 3,447
Hankook Tire & Technology Co., Ltd. 37,097 1,186
HD Hyundai Electric Co., Ltd. 10,873 3,908
Hyundai Engineering & Construction
Co., Ltd. 59,001 2,868
Hyundai Mobis Co., Ltd. 22,357 4,728
Hyundai Motor Co. 10,232 1,564
KB Financial Group, Inc. 234,777 18,672
KEPCO Engineering & Construction
Co., Inc. 13,639 905
Korea Electric Power Corp. 17,503 485
Korea Zinc Co., Ltd. 430 247
Krafton, Inc.(Æ) 8,243 1,948
KT Corp. 2,504 100
KT Corp. - ADR 324,673 6,555
KT&G Corp. 5,455 514
LG Electronics, Inc. Class H 16,667 924
LG H&H Co., Ltd. 1,526 346
NAVER Corp. 12,042 2,035
Orion Corp. 31,203 2,494
POSCO Holdings, Inc. 3,903 865
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,914 2,998
Samsung Electronics Co., Ltd. 1,309,099 66,924
Samsung Engineering Co., Ltd. 43,793 833
Samsung Fire & Marine Insurance Co.,
Ltd. 17,873 5,659
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 4,625
Samsung SDS Co., Ltd. 7,544 866
Samyang Foods Co., Ltd. 3,388 3,497
Shinhan Financial Group Co., Ltd. 226,454 11,049
SK Hynix, Inc. 75,597 14,660
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Telecom Co., Ltd. 88,999 3,598
Sung Kwang Bend Co., Ltd. 45,549 1,051
179,702
Spain - 1.3%
Amadeus IT Group SA Class A 127,410 10,228
Banco Santander SA 159,637 1,372
CaixaBank SA 2,185,668 20,558
Cellnex Telecom SA(Þ) 104,362 3,662
Iberdrola SA 231,967 4,072
Industria de Diseno Textil SA 466,691 22,311
62,203
Sweden - 1.1%
Alfa Laval AB 6,755 293
Assa Abloy AB Class B 242,764 7,983
Atlas Copco AB Class A 455,556 6,903
Boliden AB(Æ) 86,534 2,640
Epiroc AB Class A 282,066 5,714
EQT AB 23,534 783
Essity Aktiebolag Class B 29,629 730
Fastighets AB Balder Class B(Æ) 276,232 1,861
Hexagon AB Class B 141,633 1,557
L E Lundbergforetagen AB Class B 43,887 2,141
Lifco AB Class B 45,014 1,603
Sandvik AB 230,424 5,612
Securitas AB Class B 156,948 2,323
Skandinaviska Enskilda Banken AB
Class A 48,485 847
SKF AB Class B 272,311 6,343
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,312
Telefonaktiebolaget LM Ericsson Class
B 671,085 4,868
53,513
Switzerland - 3.1%
ABB, Ltd. 61,676 4,036
ABB, Ltd. - ADR 45,954 3,009
Adecco Group AG 120,258 3,770
Baloise Holding AG 5,975 1,427
BKW AG 5,265 1,171
Chocoladefabriken Lindt & Spruengli
AG 177 4,449
Cie Financiere Richemont SA Class A 12,652 2,059
DSM-Firmenich AG 7,125 686
Galderma Group AG 60,107 9,334
Geberit AG 2,872 2,195
Givaudan SA 512 2,140
Helvetia Holding AG 5,359 1,286
Julius Baer Group, Ltd. 153,420 10,320
Lonza Group AG 22,773 15,915
Partners Group Holding AG 5,406 7,249
Sandoz Group AG 16,388 935
Schindler Holding AG 11,995 4,312
SGS SA 24,865 2,521
Sika AG 2,809 662
Sonova Holding AG 6,291 1,711
Straumann Holding AG 18,499 2,238
Swatch Group AG (The) Class B 16,737 2,963
Swiss Life Holding AG 818 846

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Prime Site AG Class A 9,281 1,283
Swisscom AG 3,976 2,766
UBS Group AG 1,304,751 48,485
Zurich Insurance Group AG 8,129 5,530
143,298
Taiwan - 5.7%
Advantech Co., Ltd. 49,087 547
Alchip Technologies, Ltd. 10,001 1,292
Catcher Technology Co., Ltd. 295,000 2,077
Cathay Financial Holding Co., Ltd. 2,073,000 4,195
Chunghwa Telecom Co., Ltd. 572,000 2,464
Compal Electronics, Inc. 86,000 84
CTBC Financial Holding Co., Ltd. 505,236 693
Delta Electronics, Inc. 692,000 13,077
E Ink Holdings, Inc. 434,000 2,964
E.Sun Financial Holding Co., Ltd. 2,636,374 2,809
Evergreen Marine Corp. Taiwan, Ltd. 90,417 595
Far EasTone Telecommunications Co.,
Ltd. 393,000 1,069
First Financial Holding Co., Ltd. 548,023 539
Fubon Financial Holding Co., Ltd. 1,076,953 2,951
Globalwafers Co., Ltd. 146,246 1,668
Hon Hai Precision Industry Co., Ltd. 1,262,115 7,480
Hua Nan Financial Holdings Co., Ltd. 1,220,840 1,164
KGI Financial Holding Co., Ltd. 6,136,691 3,101
MediaTek, Inc. 412,241 18,809
Mega Financial Holding Co., Ltd. 111,492 158
Nan Ya Plastics Corp. 605,000 823
President Chain Store Corp. 59,000 503
Realtek Semiconductor Corp. 313,000 5,983
SinoPac Financial Holdings Co., Ltd. 82,605 68
Taishin Financial Holding Co., Ltd. 3,057,976 1,665
Taiwan Business Bank 2,173,882 1,164
Taiwan Cooperative Financial Holding
Co., Ltd. 723,186 611
Taiwan Mobile Co., Ltd. 499,000 1,758
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 138,508
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 175,195 42,331
Uni-President Enterprises Corp. 1,378,000 3,628
United Microelectronics Corp. 333,059 460
Yuanta Financial Holding Co., Ltd. 54,711 57
265,295
Thailand - 0.3%
Advanced Info Service PCL - NVDR 279,900 2,491
Charoen Pokphand Foods PCL - NVDR 2,298,700 1,600
Kasikornbank PCL - NVDR 1,560,200 7,697
PTT PCL - NVDR 784,200 795
True Corp. PCL - NVDR(Æ) 2,279,400 722
13,305
Turkey - 0.3%
Akbank TAS 3,304,099 5,491
BIM Birlesik Magazalar AS 315,234 4,098
Turkiye Garanti Bankasi AS 741,821 2,608
12,197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 4,242
Americana Restaurants International
PLC 1,726,543 996
Emaar Properties PJSC 707,160 2,913
Emirates NBD Bank PJSC 231,816 1,685
9,836
United Kingdom - 7.2%
3i Group PLC 53,930 2,949
Ashtead Group PLC 12,579 841
AstraZeneca PLC 139,603 20,366
Aviva PLC 361,516 3,087
Babcock International Group PLC 472,642 6,467
BAE Systems PLC 296,242 7,051
Barclays PLC 1,992,472 9,706
Berkeley Group Holdings PLC (The) 3,086 148
British American Tobacco PLC 292,342 15,649
British Land Co. PLC (The)(ö) 450,858 2,076
BT Group PLC 2,957,692 8,074
Bunzl PLC 21,696 645
Burberry Group PLC(Æ) 218,702 3,700
Centrica PLC 1,517,991 3,293
CK Hutchison Holdings, Ltd. Class B 454,461 2,977
Compass Group PLC 536,296 18,849
Diageo PLC 29,019 709
Diploma PLC 134,236 9,513
easyJet PLC 555,538 3,615
Halma PLC 19,331 828
Hikma Pharmaceuticals PLC 20,406 528
HSBC Holdings PLC 1,721,446 20,921
InterContinental Hotels Group PLC 7,456 859
Intermediate Capital Group PLC 168,959 4,840
Intertek Group PLC 190,316 12,374
J Sainsbury PLC 3,681,085 14,739
Kingfisher PLC 960,760 3,423
Land Securities Group PLC(ö) 482,980 3,674
London Stock Exchange Group PLC 115,323 14,067
Marks & Spencer Group PLC 325,982 1,497
NatWest Group PLC 1,798,687 12,485
Next PLC 13,758 2,233
Pearson PLC 115,955 1,640
Reckitt Benckiser Group PLC 250,729 18,734
RELX PLC 486,214 25,201
Rolls-Royce Holdings PLC 279,223 3,939
Sage Group PLC (The) 147,524 2,369
Smith & Nephew PLC 48,438 742
Smiths Group PLC 32,733 1,014
Spirax Group PLC 12,289 1,027
Standard Chartered PLC 1,552,306 27,803
Tate & Lyle PLC 135,535 957
Tesco PLC 2,675,808 15,020
Unilever PLC 126,458 7,355
Vodafone Group PLC 1,072,427 1,162
Weir Group PLC (The) 212,187 7,449
Wise PLC Class A(Æ) 498,420 6,665
WPP PLC 237,586 1,284
334,544
United States - 6.9%
Alcon, Inc. 52,316 4,589

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allegion PLC 45,634 7,572
Amdocs, Ltd. 99,409 8,486
Amrize, Ltd.(Æ) 77,164 3,901
Aon PLC Class A 39,852 14,176
ARM Holdings PLC - ADR(Æ) 7,632 1,079
BP PLC 1,804,221 9,668
CRH PLC 14,570 1,391
CSL, Ltd. 21,034 3,643
CyberArk Software, Ltd.(Æ) 3,158 1,299
Experian PLC 66,058 3,481
Freeport-McMoRan, Inc. 154,505 6,217
GSK PLC 1,031,502 18,998
Haleon PLC 5,224,791 24,608
Holcim AG(Æ) 77,164 6,118
James Hardie Industries PLC(Æ) 152,696 4,023
JBS NV Class A(Æ) 120,151 1,658
Las Vegas Sands Corp. 12,625 661
Linde PLC 53,548 24,646
Medtronic PLC 65,460 5,907
monday.com, Ltd.(Æ) 478 125
Nestle SA 199,821 17,426
Newmont Corp. 3,657 227
Novartis AG 201,438 22,802
Roche Holding AG 71,460 22,516
Sanofi SA 133,421 12,124
Schlumberger NV 17,302 585
Schneider Electric SE 141,369 36,888
Shell PLC 1,157,211 41,553
Spotify Technology SA(Æ) 25,667 16,081
Tenaris SA 32,274 568
323,016
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 757,194 12,727
Total Common Stocks
(cost $2,907,560) 4,426,248
Preferred Stocks - 0.7%
Brazil - 0.2%
Cia Paranaense de Energia - Copel
6.810% (Ÿ) 400,789 849
Itau Unibanco Holding SA
7.897% (Ÿ) 810,130 5,087
Raizen SA
0.972% (Ÿ) 5,618,794 1,425
7,361
Germany - 0.2%
Henkel AG & Co. KGaA
2.782% (Ÿ) 64,929 5,009
Volkswagen AG
6.294% (Ÿ) 38,179 4,012
9,021
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.508% (Ÿ) 376,127 15,522
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 0.0%
Taishin Financial Holding Co., Ltd.
0.000% (Æ) 185,675 56
Total Preferred Stocks
(cost $29,217) 31,960
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 1,754 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 145,551,342 (∞) 145,508
Total Short-Term Investments
(cost $145,508) 145,508
Total Investments - 98.4%
(identified cost $3,082,285) 4,603,716
Other Assets and Liabilities,
Net - 1.6%
72,641
Net Assets - 100.0%
4,676,357

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.4%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9 .99 2,723
7,850
Adyen NV 11/15/23 EUR 3,019 1,114 .86 3,366
5,170
Air Astana JSC 09/13/24 115,761 6 .53 756
641
Akeso, Inc. 07/11/25 HKD 79,000 14 .45 1,142
1,534
Allegro.eu SA 04/09/25 PLN 175,133 7 .77 1,361
1,722
Amundi SA 02/26/19 EUR 124,438 59 .60 7,416
9,214
Avenue Supermarts, Ltd. 01/16/23 INR 31,612 44 .47 1,406
1,537
Axis Bank, Ltd. 05/02/24 41,725 69 .28 2,891
2,530
Cellnex Telecom SA 04/18/19 EUR 104,362 30 .85 3,219
3,662
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0 .25 640
966
China International Capital Corp., Ltd. 10/06/23 HKD 3,149,600 1 .64 5,168
8,013
China Tower Corp., Ltd. 08/09/23 HKD 927,200 1 .08 1,006
1,300
Covestro AG 03/17/20 EUR 161,277 32 .33 5,213
11,111
CVC Capital Partners PLC 05/22/25 EUR 45,896 18 .34 842
879
Dino Polska SA 10/06/23 PLN 76,390 8 .13 621
1,008
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Haidilao International Holding, Ltd. 09/13/24 HKD 947,000 1 .74 1,648
1,680
HDFC Asset Management Co., Ltd. 06/27/24 INR 15,132 48 .31 731
971
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7 .38 1,276
1,483
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22 .81 645
1,454
Hydro One, Ltd. 04/18/19 CAD 26,918 25 .76 693
952
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13 .61 1,220
1,967
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5 .33 1,246
1,637
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23 .47 3,522
10,085
Kuaishou Technology 11/09/22 HKD 1,460,717 6 .05 8,844
14,339
Larsen & Toubro, Ltd. 05/02/24 116,180 43 .16 5,014
4,749
Longfor Group Holdings, Ltd. 03/27/24 HKD 5,709,000 1 .32 7,513
7,123
Macrotech Developers, Ltd. 03/27/24 INR 229,327 13 .86 3,178
3,181
Meituan 02/26/20 HKD 551,836 14 .51 8,007
8,553
Nexi SpA 04/09/25 EUR 161,277 4 .64 748
920
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3 .21 947
1,709
Pop Mart International Group, Ltd. 12/11/24 HKD 65,200 11 .82 771
2,043
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0 .47 610
923
Reliance Industries, Ltd. 06/03/15 78,033 9 .99 779
4,904
Samsung Biologics Co., Ltd. 02/13/24 KRW 3,914 687 .55 2,691
2,998
SBI Life Insurance Co., Ltd. 03/23/22 INR 228,777 17 .14 3,921
4,780
Shandong Gold Mining Co., Ltd. 04/09/25 HKD 328,500 2 .33 766
1,016
WH Group, Ltd. 10/26/15 HKD 3,780,826 0 .56 2,120
3,811
WuXi AppTec Co., Ltd. 09/13/24 HKD 571,800 7 .48 4,279
7,704
Xiaomi Corp. 03/27/24 HKD 2,222,000 4 .86 10,805 14,858
160,977
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar / US Dollar Pair Currency Futures 2,119 USD 136,389 09/25
(2,080)
CAC40 Euro Index Futures 106 EUR 8,245 08/25
(3)
Canadian Dollar Currency Futures 2,152 USD 155,772 09/25
(2,579)
DAX Index Futures 13 EUR 7,852 09/25
200
EURO STOXX 50 Index Futures 88 EUR 4,699 09/25
31
FTSE/MIB Index Futures 12 EUR 2,467 09/25
114
IBEX 35 Index Futures 17 EUR 2,451 08/25
101
Japanese Yen Currency Futures 2,575 USD 214,562 09/25
(10,170)
New Zealand Dollar Currency Futures 185 USD 10,921 09/25
(296)
Norwegian Krone Futures 103 USD 19,967 09/25
(459)
OMXS30 Index Futures 84 SEK 21,682 08/25
39
S&P/TSX 60 Index Futures 804 CAD 260,705 09/25
4,577
SPI 200 Index Futures 929 AUD 202,127 09/25
2,498
TOPIX Index Futures 420 JPY 12,385,800 09/25 4,603
Short Positions
Euro Currency Futures 874 USD 125,206 09/25
833
FTSE 100 Index Futures 329 GBP 30,018 09/25
(1,034)
GBP (British Pound) Currency Futures 180 USD 14,877 09/25
340
Hang Seng Index Futures 98 HKD 121,255 08/25
391
MSCI Emerging Markets Index Futures 2,455 USD 152,001 09/25
(2,903)
MSCI Singapore Index Futures 352 SGD 14,861 08/25
111
S&P 500 E-Mini Index Futures 171 USD 54,500 09/25
(2,708)
Swiss Franc Currency Futures 65 USD 10,057 09/25 (39)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (8,433)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 7,641 $ — $ —
$ —
$ 7,641
Australia — 44,534 —
—
44,534
Austria — 24,000 —
—
24,000
Belgium — 11,667 —
—
11,667
Brazil 102,014 1,628 —
—
103,642
Burkina Faso 3,578 — —
—
3,578
Canada 152,950 — —
—
152,950
Chile 3,125 877 —
—
4,002
China 63,375 463,927 —
—
527,302
Colombia 1,512 — —
—
1,512
Congo, the Democratic Republic of the 3,995 — —
—
3,995
Denmark — 46,327 —
—
46,327

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Finland — 17,493 —
—
17,493
France — 279,252 —
—
279,252
Germany — 300,065 —
—
300,065
Ghana — 927 —
—
927
Greece — 35,411 —
—
35,411
Hong Kong — 60,959 —
—
60,959
Hungary — 4,783 —
—
4,783
India 8,633 225,579 —
—
234,212
Indonesia — 15,003 —
—
15,003
Ireland 7,376 39,139 —
—
46,515
Israel 9,794 6,551 —
—
16,345
Italy 8,628 103,094 —
—
111,722
Japan — 546,600 —
—
546,600
Kazakhstan — 641 —
—
641
Luxembourg — 15,997 —
—
15,997
Macao — 14,090 —
—
14,090
Malaysia — 7,685 —
—
7,685
Mexico 35,643 11,923 —
—
47,566
Netherlands 1,570 152,331 —
—
153,901
New Zealand — 1,939 —
—
1,939
Norway — 12,423 —
—
12,423
Peru 962 — —
—
962
Philippines — 6,078 —
—
6,078
Poland — 15,943 —
—
15,943
Portugal — 1,002 —
—
1,002
Russia — — —
—
—
Saudi Arabia — 6,951 —
—
6,951
Singapore 36,757 10,907 —
—
47,664
South Africa 39,615 43,718 —
—
83,333
South Korea 6,555 173,147 —
—
179,702
Spain — 62,203 —
—
62,203
Sweden — 53,513 —
—
53,513
Switzerland 3,009 140,289 —
—
143,298
Taiwan 42,330 222,965 —
—
265,295
Thailand — 13,305 —
—
13,305
Turkey — 12,197 —
—
12,197
United Arab Emirates — 9,836 —
—
9,836
United Kingdom — 334,544 —
—
334,544
United States 94,012 229,004 —
—
323,016
Zambia 12,727 — —
—
12,727
Preferred Stocks 7,417 24,543 — — 31,960
Warrants and Rights — — — — —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
*
Futures contracts value reflects the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 145,508 145,508
Total Investments 653,218 3,804,990 — 145,508 4,603,716
Other Financial Instruments
Assets
Futures Contracts 13,838 — — — 13,838
Liabilities
Futures Contracts (22,271) — — — (22,271)
Total Other Financial Instruments
*
$ (8,433) $ — $ — $ — $ (8,433)
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
731,902
Consumer Staples ...............................................................................
287,852
Energy ................................................................................................
180,322
Financial Services ..............................................................................
1,196,415
Health Care ........................................................................................
330,579
Materials and Processing ...................................................................
440,284
Producer Durables ..............................................................................
433,018
Technology .........................................................................................
675,981
Utilities ...............................................................................................
149,895
Preferred Stocks
Consumer Discretionary ....................................................................
4,012
Consumer Staples ...............................................................................
5,009
Financial Services ..............................................................................
5,143
Technology .........................................................................................
15,522
Utilities ...............................................................................................
2,274
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
145,508
Total Investments ............................................................................... 4,603,716

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 135,615 $ 732,321 $ 722,403 $ (20) $ (5) $ 145,508 $ 5,187 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.3%
Argentina - 1.2%
Corp. America Airports SA(Æ) 59,152 1,178
Vista Energy SAB de CV - ADR(Æ) 132,866 5,939
YPF SA - ADR(Æ) 193,014 6,473
13,590
Australia - 5.0%
Atlas Arteria, Ltd. 1,929,389 6,370
BHP Group, Ltd. 173,486 4,386
Dalrymple Bay Infrastructure, Ltd. 103,389 297
Fortescue, Ltd. 129,847 1,479
Glencore PLC 2,685,571 10,775
Mineral Resources, Ltd.(Æ) 40,302 736
Perenti , Ltd. 16,262 18
Qube Holdings, Ltd. 580,855 1,619
Rio Tinto PLC 148,939 8,844
Rio Tinto, Ltd. 10,186 726
Sandfire Resources, Ltd.(Æ) 131,100 886
Santos, Ltd. 192,885 972
South32, Ltd. Class B 337,987 636
Sunrise Energy Metals, Ltd.(Æ) 316,328 265
Transurban Group(Æ) 1,972,536 17,501
Woodside Energy Group, Ltd. 30,204 511
56,021
Austria - 0.2%
Mondi PLC 81,754 1,107
OMV AG 32,755 1,666
2,773
Brazil - 1.6%
Adecoagro SA 54,199 498
Centrais Eletricas Brasileiras SA - ADR 75,132 508
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp - ADR 36,851 710
Cia Energetica de Minas Gerais - ADR 225,906 409
Companhia Paranaense de Energia -
Copel - ADR 31,980 273
Motiva Infraestrutura de Mobilidade SA 749,472 1,648
Petroleo Brasileiro SA 11,405 73
Petroleo Brasileiro SA - ADR 49,430 630
Petroreconcavo SA(Æ) 116,357 279
PRIO SA 57,105 430
Sao Martinho S/A 263,992 817
Suzano SA 394,664 3,676
Suzano SA - ADR 144,902 1,343
Ultrapar Participacoes SA - ADR 69,292 212
Vale SA 358,612 3,424
Vale SA Class B - ADR 99,402 947
Wheaton Precious Metals Corp. 12,541 1,147
Yara International ASA 17,391 643
17,667
Canada - 3.6%
Agnico Eagle Mines, Ltd. 15,613 1,938
AltaGas , Ltd. 40,730 1,203
ARC Resources, Ltd. 111,946 2,185
Barrick Mining Corp. 61,777 1,304
Canadian Natural Resources, Ltd. 50,448 1,597
Canadian Pacific Kansas City, Ltd. 9,652 710
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 14,308 218
Enbridge, Inc. 199,530 9,036
Enerflex , Ltd. 56,123 448
Franco-Nevada Corp. Class T 9,445 1,505
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,557
Largo, Inc.(Æ) 24,183 32
Logan Energy Corp.(Æ) 25,659 14
NexGen Energy, Ltd.(Æ) 594,004 3,987
Nutrien , Ltd. 70,101 4,159
Pembina Pipeline Corp. 61,349 2,280
Precision Drilling Corp.(Æ) 3,211 181
South Bow Corp. Class W 9,265 243
Suncor Energy, Inc. 16,345 645
Tamarack Valley Energy, Ltd. 231,541 909
TC Energy Corp. 46,325 2,212
Teck Resources, Ltd. Class B 24,870 806
Vermilion Energy, Inc. 60,244 495
West Fraser Timber Co., Ltd. 9,735 675
Westshore Terminals Investment Corp. 18,767 382
Whitecap Resources, Inc. 110,881 837
39,560
Chile - 0.5%
Antofagasta PLC 29,173 721
Sociedad Quimica y Minera de Chile
SA - ADR 130,883 4,810
5,531
China - 1.5%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 7,366,798 2,863
CGN Power Co., Ltd. Class H(Þ) 1,301,000 488
China Longyuan Power Group Corp.,
Ltd. Class H 59,000 53
China Merchants Port Holdings Co.,
Ltd. 584,264 1,151
China Tower Corp., Ltd. Class H(Þ) 2,338,000 3,277
COSCO SHIPPING Ports, Ltd. 864,000 606
ENN Energy Holdings, Ltd. 289,341 2,362
Guangdong Investment, Ltd. 338,000 300
Henan Shenhuo Coal & Power Co., Ltd.
Class A 337,000 826
Jiangsu Expressway Co., Ltd. Class H 845,153 1,036
Kunlun Energy Co., Ltd. 118,000 113
Shenzhen Expressway Corp., Ltd.
Class H 238,000 205
Shenzhen International Holdings, Ltd. 582,000 583
Western Mining Co., Ltd. Class A 488,101 1,126
Wilmar International, Ltd. 402,700 912
Yuexiu Transport Infrastructure, Ltd. 376,000 183
Zhejiang Expressway Co., Ltd. Class H 312,000 297
Zijin Mining Group Co., Ltd. Class H 86,000 227
16,608
Congo, the Democratic Republic of the - 0.3%
Ivanhoe Mines, Ltd. Class A(Æ) 445,919 3,479
Denmark - 0.3%
Vestas Wind Systems A/S 209,377 3,828

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Faroe Islands - 0.0%
Bakkafrost P/F 8,577 342
Finland - 0.9%
Kemira Oyj 20,297 431
Neste Oyj 370,514 5,852
Stora Enso Oyj Class R 92,043 945
UPM- Kymmene Oyj 94,410 2,444
9,672
France - 3.1%
Aeroports de Paris SA 75,051 9,079
Eiffage SA 6,335 849
Engie SA 48,151 1,082
Eramet SA 2,144 118
Gaztransport Et Technigaz SA 130 24
Getlink SE 698,372 12,655
Rubis SCA 14,047 446
Technip Energies NV 20,026 864
TotalEnergies SE 47,337 2,813
Veolia Environnement SA 80,354 2,719
Vinci SA 27,653 3,830
34,479
Germany - 0.6%
E.ON SE 83,362 1,519
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 14,087 1,051
K+S AG 26,874 407
RWE AG 98,364 4,035
7,012
Ghana - 0.9%
Kosmos Energy, Ltd.(Æ) 4,494,761 9,664
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 1,796,100 358
United Energy Group, Ltd. 12,352,000 896
1,254
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,396
India - 0.2%
Reliance Industries, Ltd. - GDR(Þ) 32,931 2,070
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 180,793 797
Israel - 0.2%
Equital , Ltd.(Æ) 7,002 305
ICL Group, Ltd. 80,378 502
Israel Corp., Ltd. 1,927 600
Naphtha Israel Petroleum Corp., Ltd. 56,274 424
1,831
Italy - 0.6%
Enav SpA (Þ) 102,704 450
Enel SpA 220,044 1,940
Eni SpA 49,771 844
Hera SpA 500,113 2,136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infrastrutture Wireless Italiane SpA (Þ) 122,290 1,444
6,814
Japan - 1.0%
Ebara Corp. 72,100 1,324
Inpex Corp. 35,000 495
Japan Airport Terminal Co., Ltd. 217,600 6,594
Japan Petroleum Exploration Co., Ltd. 47,000 341
JFE Holdings, Inc. 5,600 64
Kanadevia Corp. 2,500 17
Mitsubishi Materials Corp. 8,100 124
Modec , Inc. 9,100 385
Nippon Steel Corp. 30,000 578
Nittetsu Mining Co., Ltd. 9,000 441
West Japan Railway Co. 22,700 498
10,861
Luxembourg - 0.1%
ArcelorMittal SA 37,979 1,201
Mexico - 2.7%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 1,331
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 2,716
Grupo Aeroportuario del Pacifico SAB
de CV Class B 573,390 13,173
Grupo Aeroportuario del Sureste SAB
de CV - ADR 4,011 1,216
Grupo Aeroportuario del Sureste SAB
de CV Class B 235,271 7,132
Grupo Mexico SAB de CV 471,938 2,954
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,633
Southern Copper Corp. 1,754 165
30,320
Netherlands - 0.0%
SBM Offshore NV 9,885 257
New Zealand - 0.5%
Auckland International Airport, Ltd. 1,192,090 5,277
Norway - 0.7%
Aker BP ASA 108,727 2,611
Austevoll Seafood ASA 131,751 1,211
Borregaard ASA 22,679 437
DNO ASA 577,404 786
DOF Group ASA 27,014 246
Equinor ASA Class N 57,663 1,482
Frontline PLC 5,903 109
Norsk Hydro ASA 24,266 144
TGS ASA 26,158 191
7,217
Poland - 0.0%
ORLEN SA 21,816 486
Portugal - 0.9%
Galp Energia SGPS SA Class B 509,588 9,686

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 415,700 1,013
SIA Engineering Co., Ltd. 157,900 372
1,385
South Africa - 0.8%
African Rainbow Minerals, Ltd. 44,371 451
Anglo American PLC 136,602 3,861
Gold Fields, Ltd. - ADR 38,878 947
Impala Platinum Holdings, Ltd.(Æ) 22,654 214
Sibanye Stillwater, Ltd.(Æ) 1,396,470 2,920
Thungela Resources, Ltd. 7,364 38
8,431
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 734
Spain - 1.9%
Aena SME SA(Þ) 519,960 13,994
Iberdrola SA 317,245 5,568
Repsol SA 67,381 1,021
20,583
Sweden - 0.1%
Boliden AB(Æ) 13,208 403
Svenska Cellulosa AB SCA Class B 94,077 1,179
1,582
Switzerland - 1.0%
Flughafen Zurich AG 35,797 10,086
SIG Group AG 57,721 932
11,018
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 377
United Kingdom - 1.5%
EnQuest PLC 980,377 179
Harbour Energy PLC 812,303 2,131
National Grid PLC 776,323 10,905
Severn Trent PLC Class H 92,496 3,242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SSE PLC 22,480 548
17,005
United States - 62.7%
Acadia Realty Trust(ö) 16,514 309
Advanced Drainage Systems, Inc. 14,555 1,670
Aemetis , Inc.(Æ) 66,933 182
AES Corp. (The) 80,483 1,058
AGCO Corp. 18,205 2,148
Agree Realty Corp.(ö) 169,390 12,145
Albemarle Corp. 51,693 3,507
Alexander & Baldwin, Inc.(ö) 10,313 185
Alexandria Real Estate Equities, Inc.(ö) 22,017 1,683
Alliant Energy Corp. 12,104 787
Amcor PLC 79,842 747
Ameresco , Inc. Class A(Æ) 169,091 2,861
American Assets Trust, Inc.(ö) 20,995 400
American Electric Power Co., Inc. 71,149 8,050
American Healthcare REIT, Inc.(ö) 192,105 7,423
American Homes 4 Rent Class A(ö) 202,514 7,025
American Tower Corp.(ö) 1,843 384
Americold Realty Trust, Inc.(ö) 36,322 584
Apple Hospitality REIT, Inc.(ö) 49,916 587
Archer-Daniels-Midland Co. 27,213 1,474
Armada Hoffler Properties, Inc.(ö) 30,207 206
Array Technologies, Inc.(Æ) 620,466 4,033
Atmos Energy Corp. 4,584 715
AvalonBay Communities, Inc.(ö) 28,553 5,319
Avery Dennison Corp. 4,455 747
BP PLC 2,171,054 11,633
Brandywine Realty Trust(ö) 50,108 200
Brixmor Property Group, Inc.(ö) 359,638 9,397
Broadstone Net Lease, Inc.(ö) 14,640 238
Bunge, Ltd. 6,910 551
BXP, Inc.(ö) 19,458 1,273
California Resources Corp. 160,424 7,729
Camden Property Trust(ö) 8,406 918
CareTrust REIT, Inc.(ö) 32,578 1,036
CenterPoint Energy, Inc. 60,047 2,331
Centerspace (ö) 4,688 255
CF Industries Holdings, Inc. 8,863 823
Cheniere Energy, Inc. 56,056 13,223
Chevron Corp. 16,503 2,503
Civitas Resources, Inc. 67,567 2,051
Clean Energy Fuels Corp.(Æ) 495,780 1,006
CNX Resources Corp.(Æ) 22,415 679
ConocoPhillips 40,262 3,839
Consolidated Edison, Inc. 4,472 463
Constellation Energy Corp. 26,630 9,263
COPT Defense Properties(ö) 16,229 443
Corteva , Inc. 66,558 4,801
Cousins Properties, Inc.(ö) 28,371 769
Crescent Energy Co. Class A 69,381 641
Crown Castle, Inc.(ö) 7,782 818
CSX Corp. 16,621 591
CubeSmart (ö) 187,047 7,278
Darling Ingredients, Inc.(Æ) 298,753 9,674
Deere & Co. 643 337
DiamondRock Hospitality Co.(ö) 27,431 212
Digital Realty Trust, Inc.(ö) 139,677 24,645

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diversified Healthcare Trust(ö) 57,035 187
Dominion Energy, Inc. 88,990 5,201
Douglas Emmett, Inc.(ö) 19,637 298
DT Midstream, Inc. 38,245 3,929
Duke Energy Corp. 88,529 10,769
Easterly Government Properties, Inc.(ö) 13,390 295
EastGroup Properties, Inc.(ö) 43,846 7,157
Elme Communities(ö) 14,560 220
Empire State Realty Trust, Inc. Class
A(ö) 40,565 294
Enphase Energy, Inc.(Æ) 34,027 1,101
Entergy Corp. 5,380 487
Enterprise Products Partners, LP 28,820 893
EOG Resources, Inc. 8,795 1,056
EPR Properties(ö) 120,531 6,634
Equinix , Inc.(ö) 41,929 32,921
Equity LifeStyle Properties, Inc. Class
A(ö) 16,128 966
Equity Residential(ö) 208,675 13,188
Essential Properties Realty Trust, Inc.
(ö) 361,537 11,023
Essex Property Trust, Inc.(ö) 44,670 11,622
Evergy , Inc. 35,614 2,521
Eversource Energy 37,961 2,509
Exelon Corp. 57,043 2,564
Expand Energy Corp. 3,495 366
Extra Space Storage, Inc.(ö) 35,299 4,743
Exxon Mobil Corp. 41,602 4,644
Farmland Partners, Inc.(ö) 34,149 358
Federal Realty Investment Trust(ö) 1,195 110
First Industrial Realty Trust, Inc.(ö) 129,820 6,325
First Solar, Inc.(Æ) 27,169 4,747
FirstEnergy Corp. 24,731 1,056
FMC Corp. 5,228 204
Four Corners Property Trust, Inc.(ö) 11,225 283
Franklin Street Properties Corp.(ö) 67,977 112
Freeport-McMoRan, Inc. 113,340 4,561
Gaming and Leisure Properties, Inc.(ö) 44,116 2,011
Getty Realty Corp.(ö) 3,271 91
GFL Environmental, Inc. 8,229 414
Gladstone Commercial Corp.(ö) 14,007 184
Global Net Lease, Inc.(ö) 11,227 79
GrafTech International, Ltd.(Æ) 176,375 245
Green Plains, Inc.(Æ) 295,691 2,445
Gulfport Energy Corp.(Æ) 7,945 1,383
Halliburton Co. 31,579 707
Healthcare Realty Trust, Inc.(ö) 177,065 2,720
Healthpeak Properties, Inc.(ö) 58,903 998
Highwoods Properties, Inc.(ö) 8,520 247
Host Hotels & Resorts, Inc.(ö) 97,664 1,535
Hudson Pacific Properties, Inc.(Æ)(ö) 649,375 1,591
Hyatt Hotels Corp. Class A 8,899 1,255
Independence Realty Trust, Inc.(ö) 124,988 2,096
Innovative Industrial Properties, Inc.(ö) 4,803 248
International Paper Co. 16,442 769
Invitation Homes, Inc.(ö) 77,709 2,382
Iron Mountain, Inc.(ö) 154,524 15,044
JBG Smith Properties(ö) 1,750 37
Kilroy Realty Corp.(ö) 12,473 460
Kimco Realty Corp.(ö) 175,150 3,718
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan, Inc. 195,580 5,488
Kite Realty Group Trust(ö) 99,755 2,193
Lamar Advertising Co. Class A(ö) 9,379 1,147
Liberty Energy, Inc. Class A 39,997 494
Lineage, Inc.(ö) 10,279 444
LTC Properties, Inc.(ö) 5,502 187
LXP Industrial Trust(ö) 24,966 194
Macerich Co. (The)(ö) 26,538 443
Magnolia Oil & Gas Corp. Class A 69,013 1,644
Medical Properties Trust, Inc.(ö) 24,789 102
Mid-America Apartment Communities,
Inc.(ö) 89,971 12,815
Millrose Properties, Inc. Class A(ö) 7,420 223
Mosaic Co. (The) 49,161 1,770
National Health Investors, Inc.(ö) 5,771 403
National Storage Affiliates Trust(ö) 11,415 336
NET Lease Office Properties(ö) 1,247 41
NETSTREIT Corp.(ö) 4,558 83
Newmont Corp. 41,779 2,595
NexPoint Residential Trust, Inc.(ö) 7,245 226
NextEra Energy, Inc. 134,721 9,573
NEXTracker , Inc. Class A(Æ) 40,823 2,378
NiSource, Inc. 21,022 892
NNN REIT, Inc.(ö) 4,903 202
Noble Corp. PLC 14,841 398
Norfolk Southern Corp. 3,731 1,037
Northern Oil and Gas, Inc. 14,784 416
Nucor Corp. 7,145 1,022
Omega Healthcare Investors, Inc.(ö) 164,219 6,388
ONEOK, Inc. 116,461 9,563
OUTFRONT Media, Inc.(ö) 15,798 277
Ovintiv , Inc. 9,708 400
Packaging Corp. of America 2,995 580
Park Hotels & Resorts, Inc.(ö) 24,898 265
Patterson-UTI Energy, Inc. 36,518 216
Pebblebrook Hotel Trust(ö) 11,275 113
Permian Resources Corp. 20,008 283
PG&E Corp. 11,427 160
Phillips 66 640 79
Phillips Edison & Co., Inc.(ö) 13,007 440
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 12
Pinnacle West Capital Corp. 5,317 482
Plymouth Industrial REIT, Inc.(ö) 13,640 198
Prologis, Inc.(ö) 313,683 33,495
ProPetro Holding Corp.(Æ) 49,442 265
Public Service Enterprise Group, Inc. 70,802 6,357
Public Storage(ö) 78,635 21,384
Realty Income Corp.(ö) 98,044 5,503
Regal Rexnord Corp. 3,044 465
Regency Centers Corp.(ö) 85,465 6,102
Reliance, Inc. 1,301 377
Republic Services, Inc. Class A 12,175 2,808
REX American Resources Corp.(Æ) 8,144 426
Rexford Industrial Realty, Inc.(ö) 29,318 1,071
RLJ Lodging Trust(ö) 28,630 212
Ryman Hospitality Properties, Inc.(ö) 20,846 1,982
Sabra Health Care REIT, Inc.(ö) 34,397 620
Saul Centers, Inc.(ö) 6,361 205
SBA Communications Corp.(ö) 2,764 621

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schlumberger NV 12,309 416
Sealed Air Corp. 7,430 218
Select Water Solutions, Inc. Class A 21,426 206
Sempra Energy 93,336 7,624
Shell PLC 386,367 13,864
Simon Property Group, Inc.(ö) 127,948 20,957
SITE Centers Corp.(ö) 20,251 218
SL Green Realty Corp.(ö) 26,039 1,491
SM Energy Co. 38,135 1,052
Smartstop Self Storage REIT, Inc. 126,807 4,296
Smurfit WestRock PLC 25,629 1,154
SolarEdge Technologies, Inc.(Æ) 252,865 6,489
Southern Co. (The) 54,333 5,133
STAG Industrial, Inc.(ö) 8,604 295
Steel Dynamics, Inc. 3,364 429
Summit Hotel Properties, Inc.(ö) 51,855 271
Sun Communities, Inc.(ö) 75,056 9,309
Sunrun , Inc. 689,918 7,079
Sunstone Hotel Investors, Inc.(ö) 24,220 212
Tanger , Inc.(ö) 13,216 397
Targa Resources Corp. 45,580 7,585
Tenaris SA 57,063 1,004
Terreno Realty Corp.(ö) 8,607 478
TXNM Energy, Inc. 602 34
UDR, Inc.(ö) 28,253 1,110
UGI Corp. 64,879 2,347
Union Pacific Corp. 4,120 915
Ventas, Inc.(ö) 212,517 14,277
Veris Residential, Inc.(ö) 26,987 380
VICI Properties, Inc.(ö) 498,650 16,256
Vistra Corp. 9,036 1,884
Vital Energy, Inc.(Æ) 7,169 134
Vornado Realty Trust(ö) 43,137 1,657
Welltower , Inc.(ö) 227,108 37,489
Weyerhaeuser Co.(ö) 64,901 1,626
Whitestone REIT Class B(ö) 29,192 356
Williams Cos., Inc. (The) 46,843 2,808
WP Carey, Inc.(ö) 31,278 2,007
Xcel Energy, Inc. 65,802 4,833
Xenia Hotels & Resorts, Inc.(ö) 19,880 253
Zurn Elkay Water Solutions Corp. 13,656 604
695,094
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 126,204 2,121
Total Common Stocks
(cost $816,287) 1,058,023
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
12.921% (Ÿ) 2,028,945 5,703
Petroleo Brasileiro SA - Petrobras
11.340% (Ÿ) 1,266,872 7,385
13,088
Russia - 0.0%
Surgutneftegas PAO
0.000% (Æ)(Š) 1,385,000 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $15,598) 13,088
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 34,095,335 (∞) 34,085
Total Short-Term Investments
(cost $34,085) 34,085
Total Investments - 99.6%
(identified cost $865,970) 1,105,196
Other Assets and Liabilities,
Net - 0.4%
4,165
Net Assets - 100.0%
1,109,361

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 123
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
Aena SME SA 04/22/20 EUR 519,960 12 .53 6,513
13,994
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0 .24 314
488
China Tower Corp., Ltd. 03/03/25 HKD 2,338,000 1 .41 3,303
3,277
Enav SpA 09/28/22 EUR 102,704 3 .71 381
450
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 122,290 10 .27 1,256
1,444
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 32,931 63 .22 2,082 2,070
21,723
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 48 USD 15,298 09/25 554
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 554
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 13,590 $ — $ —
$ —
$ 13,590
Australia — 56,021 —
—
56,021
Austria — 2,773 —
—
2,773
Brazil 17,025 642 —
—
17,667
Canada 39,560 — —
—
39,560
Chile 4,810 721 —
—
5,531
China — 16,608 —
—
16,608
Congo, the Democratic Republic of the 3,479 — —
—
3,479
Denmark — 3,828 —
—
3,828
Faroe Islands — 342 —
—
342
Finland — 9,672 —
—
9,672
France — 34,479 —
—
34,479
Germany — 7,012 —
—
7,012
Ghana 9,664 — —
—
9,664
Hong Kong — 1,254 —
—
1,254
Hungary — 1,396 —
—
1,396
India — 2,070 —
—
2,070
Isle of Man 797 — —
—
797

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Israel — 1,831 —
—
1,831
Italy — 6,814 —
—
6,814
Japan — 10,861 —
—
10,861
Luxembourg — 1,201 —
—
1,201
Mexico 30,320 — —
—
30,320
Netherlands — 257 —
—
257
New Zealand — 5,277 —
—
5,277
Norway — 7,217 —
—
7,217
Poland — 486 —
—
486
Portugal — 9,686 —
—
9,686
Russia — — —
—
—
Singapore — 1,385 —
—
1,385
South Africa 947 7,484 —
—
8,431
South Korea — 734 —
—
734
Spain — 20,583 —
—
20,583
Sweden — 1,582 —
—
1,582
Switzerland — 11,018 —
—
11,018
Thailand — 377 —
—
377
United Kingdom — 17,005 —
—
17,005
United States 667,439 27,655 —
—
695,094
Zambia 2,121 — —
—
2,121
Preferred Stocks 13,088 — — — 13,088
Short-Term Investments — — — 34,085 34,085
Total Investments 802,840 268,271 — 34,085 1,105,196
Other Financial Instruments
Assets
Futures Contracts 554 — — — 554
Total Other Financial Instruments
*
$ 554 $ — $ — $ — $ 554
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 125
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
2,267
Consumer Staples ...............................................................................
4,988
Energy ................................................................................................
146,223
Financial Services ..............................................................................
425,169
Materials and Processing ...................................................................
132,102
Producer Durables ..............................................................................
138,340
Technology .........................................................................................
4,801
Utilities ...............................................................................................
204,133
Preferred Stocks
Energy ................................................................................................
7,385
Financial Services ..............................................................................
5,703
Short-Term Investments .............................................................
34,085
Total Investments ............................................................................... 1,105,196
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 44,610 $ 205,609 $ 216,129 $ (3) $ (2) $ 34,085 $ 1,005 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 90.9%
Asset-Backed Securities - 3.3%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 656 490
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 511 474
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 52
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 59 51
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 180 138
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 864
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 525
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 258 238
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 73 67
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 999 755
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 401 365
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 132 121
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 50 46
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 172 147
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 195 159
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 504 401
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 313 223
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 98 92
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 360
Pagaya AI Debt Grantor Trust
Series 2025-1 Class B
5.628% due 07/15/32 (Þ) 300 300
SoFi Professional Loan Program LLC
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 547
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 889
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 810
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ)(ž) 43 258
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 505
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 523 511
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 577 489
Sunnova Helios II Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 760 715
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 540 456
Sunnova Helios IV Issuer LLC
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 313 283
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 302 249
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 686 562
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 698 686
Sunrun Xanadu Issuer LLC
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 330 308
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 909
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 720 670
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 446 449
15,164
Corporate Bonds and Notes - 31.4%
Consumer Discretionary - 8.7%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 120
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 1,092 1,114
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 (Þ) 135 115
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd.
5.750% due 04/20/29 (Þ) 186 186
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 264 266
Aramark Services, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.000% due 02/01/28 (Þ) 182 180
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 198 191
Ashton Woods USA LLC / Ashton
Woods Finance Co.
6.875% due 08/01/33 (Þ) 217 217
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 112 104
Bath & Body Works, Inc.
6.950% due 03/01/33 140 144
6.750% due 07/01/36 93 94
Series WI
6.875% due 11/01/35 327 337
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 192 190
Caesars Entertainment, Inc.
7.000% due 02/15/30 (Þ) 266 274
6.000% due 10/15/32 (Þ) 10 10
Carnival Corp.
4.000% due 08/01/28 (Þ) 163 158
6.000% due 05/01/29 (Þ) 629 635
7.000% due 08/15/29 (Þ) 59 62
5.750% due 03/15/30 (Þ) 13 13
6.125% due 02/15/33 (Þ) 35 36
Carvana Co.
9.000% due 06/01/31 (Þ) 1,061 1,262
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 347 344
4.750% due 03/01/30 (Þ) 758 720
4.250% due 01/15/34 (Þ) 1,247 1,076
Series DMTN
5.000% due 02/01/28 (Þ) 29 28
CEC Entertainment LLC
6.750% due 05/01/26 (Þ) 485 482
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Series WI
3.750% due 02/15/28 132 129
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 05/15/28 (Þ) 211 216
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 474 488
CMG Media Corp.
8.875% due 06/18/29 (Þ) 632 615
Comcast Corp.
Series WI
2.887% due 11/01/51 64 38
CSC Holdings LLC
Series 144A
11.750% due 01/31/29 (Þ) 811 759
4.625% due 12/01/30 (Þ) 973 455
Darden Restaurants, Inc.
3.850% due 05/01/27 124 123
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,485 1,476
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
10.000% due 02/15/31 (Þ) 137 132
Discovery Communications LLC
4.125% due 05/15/29 325 303
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 264 248
5.750% due 12/01/28 (Þ) 57 51
EchoStar Corp.
3.875% due 11/30/30 159 205
6.750% due 11/30/30 188 178
Series .
10.750% due 11/30/29 1,237 1,304
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 317 315
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 127
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 72
4.500% due 10/24/28 (Þ) 51 51
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 220 207
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 526 528
Fox Corp.
Series WI
4.709% due 01/25/29 179 180
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 649 628
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 118
Goodyear Tire & Rubber Co. (The)
7.000% due 03/15/28 219 226
5.250% due 04/30/31 117 111
Hasbro, Inc.
3.500% due 09/15/27 130 127
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 (Þ) 12 11
Hyatt Hotels Corp.
4.375% due 09/15/28 42 42
iHeart Communications, Inc.
4.750% due 01/15/28 (Þ) 327 270
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 663
JetBlue Airways Corp. / JetBlue
Loyalty, LP
9.875% due 09/20/31 (Þ) 162 157
Kohl's Corp.
5.125% due 05/01/31 510 368
LGI Homes, Inc.
7.000% due 11/15/32 (Þ) 687 661
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 382 376
LKQ Corp.
Series WI
5.750% due 06/15/28 115 118
Macy's Retail Holdings LLC
4.500% due 12/15/34 253 205
6.375% due 03/15/37 227 189
5.125% due 01/15/42 229 162

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.300% due 02/15/43 286 189
Marriott International, Inc.
5.550% due 10/15/28 162 167
Mattel, Inc.
3.750% due 04/01/29 (Þ) 223 214
McDonald's Corp.
Series MTN
5.700% due 02/01/39 66 68
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 62
MGM Resorts International
6.500% due 04/15/32 220 224
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 488 470
Murphy Oil USA, Inc.
4.750% due 09/15/29 179 174
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 925 895
New Home Co., Inc. (The)
8.500% due 11/01/30 (Þ) 299 305
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 316 331
6.375% due 05/15/30 446 434
6.875% due 04/01/36 740 706
7.000% due 04/01/46 318 273
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 (Þ) 45 44
6.950% due 09/15/26 (Þ) 1,518 1,540
Nordstrom, Inc.
4.375% due 04/01/30 395 360
5.000% due 01/15/44 676 458
Series WI
4.250% due 08/01/31 403 354
Phinia, Inc.
6.625% due 10/15/32 (Þ) 459 467
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 391 403
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 517
4.625% due 04/06/31 (Þ) 101 84
Series REGS
4.625% due 04/16/29 (Þ) 463 411
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 158 154
Sabre GLBL, Inc.
7.320% due 08/01/26 276 302
8.625% due 06/01/27 (Þ) 267 271
10.750% due 11/15/29 (Þ) 374 385
11.125% due 07/15/30 (Þ) 88 93
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 365 322
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 311 317
Staples, Inc.
10.750% due 09/01/29 (Þ) 438 410
12.750% due 01/15/30 (Þ) 315 221
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Starbucks Corp.
3.750% due 12/01/47 74 54
Steelcase, Inc.
5.125% due 01/18/29 555 548
TEGNA, Inc.
4.625% due 03/15/28 199 194
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 991 1,146
Time Warner Cable LLC
6.750% due 06/15/39 69 71
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 59 59
Travel + Leisure Co.
6.000% due 04/01/27 494 498
Under Armour, Inc.
3.250% due 06/15/26 337 332
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 160 159
Univision Communications, Inc.
8.000% due 08/15/28 (Þ) 224 230
8.500% due 07/31/31 (Þ) 43 44
9.375% due 08/01/32 (Þ) 164 170
VF Corp.
6.450% due 11/01/37 568 509
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 138 137
WarnerMedia Holdings, Inc.
Series *
4.054% due 03/15/29 655 616
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 318
Whirlpool Corp.
2.400% due 05/15/31 318 266
4.700% due 05/14/32 227 208
5.500% due 03/01/33 554 526
5.750% due 03/01/34 121 116
4.500% due 06/01/46 295 221
4.600% due 05/15/50 255 190
Wolverine World Wide, Inc.
4.000% due 08/15/29 (Þ) 580 523
Yum! Brands, Inc.
3.625% due 03/15/31 226 208
6.875% due 11/15/37 207 223
5.350% due 11/01/43 195 184
40,365
Consumer Staples - 1.6%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 141
3.500% due 03/15/29 (Þ) 141 133
Allied Universal Holdco LLC
7.875% due 02/15/31 (Þ) 25 26
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 558 530
Altria Group, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.200% due 11/01/28 49 51
5.800% due 02/14/39 69 70
B&G Foods, Inc.
8.000% due 09/15/28 (Þ) 284 266
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 211 227
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 123
Conagra Brands, Inc.
1.375% due 11/01/27 137 127
4.850% due 11/01/28 87 87
Constellation Brands, Inc.
3.600% due 02/15/28 109 107
Coty, Inc.
5.000% due 04/15/26 (Þ) 156 156
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 185 190
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 54 56
Flowers Foods, Inc.
2.400% due 03/15/31 250 218
General Mills, Inc.
5.500% due 10/17/28 85 88
Herc Holdings, Inc.
7.000% due 06/15/30 (Þ) 204 211
7.250% due 06/15/33 (Þ) 224 232
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 168 176
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 970 —
JM Smucker Co. (The)
6.500% due 11/15/43 67 71
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 131 131
Kroger Co. (The)
3.950% due 01/15/50 143 107
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 189
Mondelez International, Inc.
2.625% due 09/04/50 114 67
Performance Food Group, Inc.
6.125% due 09/15/32 (Þ) 148 150
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 327 262
Series USD
6.125% due 09/30/32 261 263
Post Holdings, Inc.
6.375% due 03/01/33 (Þ) 38 38
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 177 175
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
5.750% due 04/15/26 (Þ) 45 45
PROG Holdings, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.000% due 11/15/29 (Þ) 770 743
RRD Intermediate Holdings, Inc.
11.000% due 12/01/30 (Þ) 225 218
Safeway, Inc.
7.250% due 02/01/31 204 219
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 125 124
Sysco Corp.
3.150% due 12/14/51 105 67
United Rentals NA, Inc.
3.875% due 11/15/27 270 263
6.000% due 12/15/29 (Þ) 154 157
3.875% due 02/15/31 272 254
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 305 297
US Foods, Inc.
4.750% due 02/15/29 (Þ) 213 209
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 (Þ) 76 74
Williams Scotsman, Inc.
4.625% due 08/15/28 (Þ) 188 185
7,523
Energy - 3.5%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 88
APA Corp.
5.100% due 09/01/40 (Þ) 140 117
4.750% due 04/15/43 (Þ) 118 87
5.350% due 07/01/49 (Þ) 210 167
Buckeye Partners, LP
3.950% due 12/01/26 513 504
4.125% due 12/01/27 817 797
5.850% due 11/15/43 31 28
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 146 132
Cheniere Corpus Christi Holdings LLC
Series WI
3.700% due 11/15/29 94 90
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 108 107
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 180 187
Civitas Resources, Inc.
8.750% due 07/01/31 (Þ) 603 610
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 122 121
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 741
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 725 697
DCP Midstream Operating, LP
5.125% due 05/15/29 114 116
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 114 110
El Paso Natural Gas Co. LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series *
8.375% due 06/15/32 52 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 64
Energy Transfer, LP
6.850% due 02/15/40 113 121
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 42
Excelerate Energy, LP
8.000% due 05/15/30 (Þ) 112 117
Expand Energy Corp.
4.750% due 02/01/32 175 170
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 188 195
Global Marine, Inc.
7.000% due 06/01/28 233 217
Global Partners, LP / GLP Finance
Corp.
7.125% due 07/01/33 (Þ) 76 77
Series WI
6.875% due 01/15/29 176 178
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 115 112
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,220
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 249
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 457
Kodiak Gas Services LLC
7.250% due 02/15/29 (Þ) 160 164
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 108 107
MPLX, LP
2.650% due 08/15/30 132 120
Series WI
4.250% due 12/01/27 98 97
Murphy Oil Corp.
5.875% due 12/01/42 370 302
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 297
8.375% due 02/15/32 (Þ) 530 519
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 116
Occidental Petroleum Corp.
6.450% due 09/15/36 119 121
Oceaneering International, Inc.
6.000% due 02/01/28 193 194
Series *
6.000% due 02/01/28 164 164
ONEOK, Inc.
5.650% due 11/01/28 123 127
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 528 517
4.800% due 05/15/30 (Þ) 273 263
6.875% due 04/15/40 (Þ) 357 360
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 147 145
Sitio Royalties Operating Partnership,
LP / Sitio Finance Corp.
7.875% due 11/01/28 (Þ) 157 164
Tallgrass Energy Partners, LP /
Tallgrass Energy Finance Corp.
7.375% due 02/15/29 (Þ) 207 212
Targa Resources Corp.
6.150% due 03/01/29 139 146
TC PipeLines, LP
3.900% due 05/25/27 105 104
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 128 118
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 72
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 560 549
Transocean, Inc.
7.500% due 04/15/31 141 122
6.800% due 03/15/38 495 371
9.350% due 12/15/41 212 178
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 223
4.125% due 08/15/31 (Þ) 537 496
3.875% due 11/01/33 (Þ) 470 410
Venture Global LNG, Inc.
9.875% due 02/01/32 (Þ) 25 27
Series 144A
8.125% due 06/01/28 (Þ) 353 365
Venture Global Plaquemines LNG LLC
6.750% due 2036 CN(Þ) 82 84
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 550 565
Western Midstream Operating, LP
4.500% due 03/01/28 50 50
6.350% due 01/15/29 114 119
Williams Cos., Inc. (The)
5.300% due 08/15/28 158 162
16,129
Financial Services - 5.0%
Aircastle, Ltd.
6.500% due 07/18/28 (Þ) 131 137
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 108 114
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 176 167
Ares Capital Corp.
2.875% due 06/15/28 77 73
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 684 746
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 169 165
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 124
Blackstone Mortgage Trust, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.750% due 01/15/27 (Þ) 180 175
Block Financial LLC
2.500% due 07/15/28 111 104
Blue Owl Capital Corp.
2.625% due 01/15/27 103 99
Brandywine Operating Partnership, LP
3.950% due 11/15/27 273 263
8.300% due 03/15/28 261 278
4.550% due 10/01/29 224 210
Brighthouse Financial, Inc.
3.850% due 12/22/51 155 95
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 216
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CNO Financial Group, Inc.
5.250% due 05/30/29 114 115
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 402 378
3.625% due 10/01/31 (Þ) 120 107
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 183
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 126 129
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 181 171
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 136 131
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 342 339
Diversified Healthcare Trust
4.750% due 02/15/28 457 424
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 857
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 139 137
Enstar Group, Ltd.
4.950% due 06/01/29 144 144
EPR Properties Co.
4.750% due 12/15/26 99 99
4.950% due 04/15/28 109 109
Equifax, Inc.
5.100% due 06/01/28 113 115
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
Fifth Third Bancorp
8.250% due 03/01/38 83 101
First Citizens Bank & Trust Co.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.125% due 03/09/28 101 104
FS KKR Capital Corp.
3.250% due 07/15/27 59 57
3.125% due 10/12/28 148 137
Genworth Holdings, Inc.
6.500% due 06/15/34 323 322
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 999 954
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 93 95
4.000% due 01/15/31 99 93
Golub Capital BDC, Inc.
7.050% due 12/05/28 142 149
Hat Holdings I LLC
8.000% due 06/15/27 (Þ) 37 38
Hercules Capital, Inc.
3.375% due 01/20/27 132 128
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 192 191
Hudson Pacific Properties, LP
5.950% due 02/15/28 271 260
4.650% due 04/01/29 451 393
3.250% due 01/15/30 129 103
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 95 99
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
10.000% due 11/15/29 (Þ) 145 147
Series WI
6.250% due 05/15/26 402 400
5.250% due 05/15/27 450 438
9.000% due 06/15/30 226 219
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 163 159
4.500% due 02/15/31 (Þ) 171 162
Jane Street Group / JSG Finance, Inc.
6.750% due 05/01/33 (Þ) 26 27
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 761
9.500% due 02/15/29 (Þ) 351 371
8.250% due 05/15/30 (Þ) 421 439
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 173
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 60
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 192 186
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 76 82
Mercury General Corp.
4.400% due 03/15/27 123 122
MGIC Investment Corp.
5.250% due 08/15/28 151 151
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 59

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 317 241
Necessity Retail REIT, Inc. (The)
/ American Finance Operating
Partner, LP
4.500% due 09/30/28 (Þ) 175 169
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 129
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 48 36
Osaic Holdings, Inc.
6.750% due 08/01/32 (Þ) 35 35
8.000% due 08/01/33 (Þ) 72 73
Piedmont Operating Partnership, LP
9.250% due 07/20/28 187 206
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 205
5.000% due 10/01/29 (Þ) 991 915
8.875% due 01/31/30 (Þ) 414 430
Prospect Capital Corp.
3.437% due 10/15/28 552 498
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 60 61
Radian Group, Inc.
4.875% due 03/15/27 124 124
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 750 739
Rocket Cos., Inc.
6.125% due 08/01/30 (Þ) 346 351
6.375% due 08/01/33 (Þ) 346 353
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 250 231
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 122
Service Properties Trust
4.950% due 02/15/27 142 139
3.950% due 01/15/28 154 144
8.375% due 06/15/29 264 274
4.950% due 10/01/29 495 436
4.375% due 02/15/30 574 489
8.875% due 06/15/32 289 302
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 82 84
Synchrony Financial
5.150% due 03/19/29 101 101
Synovus Financial Corp.
5.625% due 02/15/28 157 159
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
10.500% due 02/15/28 (Þ) 98 104
6.500% due 02/15/29 (Þ) 1,348 1,311
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 254
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 126 125
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Vornado Realty, LP
2.150% due 06/01/26 297 289
3.400% due 06/01/31 232 204
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 119 114
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 5 5
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 157 160
Zions Bancorp NA
3.250% due 10/29/29 91 84
23,351
Health Care - 3.9%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 827 842
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 193 181
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 86 83
Amneal Pharmaceuticals LLC
6.875% due 08/01/32 (Þ) 91 92
Avantor, Inc.
4.625% due 07/15/28 (Þ) 199 194
Bausch Health Americas, Inc.
8.500% due 01/31/27 (Þ) 165 163
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 465
5.250% due 01/30/30 (Þ) 340 218
14.000% due 10/15/30 (Þ) 102 92
Centene Corp.
Series WI
4.250% due 12/15/27 125 121
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 438
6.875% due 04/15/29 (Þ) 175 137
6.125% due 04/01/30 (Þ) 180 127
5.250% due 05/15/30 (Þ) 330 289
4.750% due 02/15/31 (Þ) 329 275
CVS Health Corp.
5.125% due 07/20/45 75 66
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 268
Edwards Lifesciences Corp.
4.300% due 06/15/28 123 123
Embecta Corp.
5.000% due 02/15/30 (Þ) 170 154
6.750% due 02/15/30 (Þ) 120 115
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 347 317
HCA, Inc.
4.500% due 02/15/27 120 120
5.625% due 09/01/28 78 80
3.500% due 09/01/30 960 905
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 213 213

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Herbalife, Ltd.
4.250% due 06/15/28 482 450
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 670 731
4.875% due 06/01/29 (Þ) 989 829
Humana, Inc.
8.150% due 06/15/38 57 68
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 210 209
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,074
11.000% due 10/15/30 (Þ) 712 783
8.375% due 02/15/32 (Þ) 53 56
10.000% due 06/01/32 (Þ) 696 723
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 134 128
5.250% due 10/01/29 (Þ) 167 164
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 157
3.875% due 11/15/30 (Þ) 203 183
6.250% due 01/15/33 (Þ) 856 845
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 129
Paradigm Parent LLC and Paradigm
Parent CO-Issuer, Inc.
8.750% due 04/17/32 (Þ) 331 319
Prime Healthcare Services, Inc.
9.375% due 09/01/29 (Þ) 175 174
Radiology Partners, Inc.
9.781% due 02/15/30 (Þ) 1,376 1,364
8.500% due 07/15/32 (Þ) 761 769
Team Health Holdings, Inc.
8.375% due 06/30/28 (Þ) 362 364
13.500% due 06/30/28 (Þ) 949 1,023
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 151
Tenet Healthcare Corp.
6.125% due 06/15/30 392 396
6.875% due 11/15/31 286 305
Toledo Hospital (The)
4.982% due 11/15/45 291 238
6.015% due 11/15/48 326 299
Series B
5.325% due 11/15/28 185 185
18,194
Materials and Processing - 2.3%
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 245 233
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 178
Axalta Coating Systems LLC
4.750% due 06/15/27 (Þ) 160 159
Ball Corp.
2.875% due 08/15/30 250 225
Berry Global, Inc.
Series WI
1.650% due 01/15/27 131 126
Builders FirstSource, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.000% due 03/01/30 (Þ) 245 240
Celanese US Holdings LLC
7.050% due 11/15/30 536 558
6.750% due 04/15/33 161 163
7.200% due 11/15/33 944 985
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 128
Cleveland-Cliffs Inc.
6.250% due 10/01/40 52 42
Cleveland-Cliffs, Inc.
6.875% due 11/01/29 (Þ) 211 211
7.000% due 03/15/32 (Þ) 26 25
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 618 630
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 146
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 481 496
Dow Chemical Co. (The)
6.900% due 05/15/53 111 116
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 204 195
H.B. Fuller Co.
4.000% due 02/15/27 480 471
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 36 34
4.450% due 09/26/28 76 76
Inversion Escrow Issuer LLC
6.750% due 08/01/32 (Þ) 363 359
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 95 94
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 173 174
6.125% due 07/31/32 (Þ) 185 187
LABL, Inc.
10.500% due 07/15/27 (Þ) 197 186
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 238 237
7.875% due 04/15/27 (Þ) 542 548
9.250% due 04/15/27 (Þ) 807 798
RPM International, Inc.
3.750% due 03/15/27 58 57
4.550% due 03/01/29 142 141
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 531
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 153
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 254 240
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 580 620
United States Steel Corp.
6.650% due 06/01/37 306 320
Vibrantz Technologies, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
9.000% due 02/15/30 (Þ) 322 206
Wilsonart LLC
11.000% due 08/15/32 (Þ) 588 541
10,829
Producer Durables - 2.0%
Avnet, Inc.
6.250% due 03/15/28 95 99
3.000% due 05/15/31 500 447
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 283 290
6.250% due 03/15/33 (Þ) 197 202
Boeing Co. (The)
Series WI
6.528% due 05/01/34 399 434
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 151
Carlisle Cos., Inc.
3.750% due 12/01/27 109 107
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 688
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 70 70
Covanta Holding Corp.
5.000% due 09/01/30 185 176
Enviri Corp.
5.750% due 07/31/27 (Þ) 340 334
Fluor Corp.
4.250% due 09/15/28 583 574
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 29 28
4.750% due 06/15/29 (Þ) 188 184
6.750% due 01/15/31 (Þ) 209 217
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 817
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 125 122
Ingersoll Rand, Inc.
5.400% due 08/14/28 152 156
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 183
Kirby Corp.
4.200% due 03/01/28 71 70
Lennox International, Inc.
5.500% due 09/15/28 111 114
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 185
Masco Corp.
1.500% due 02/15/28 132 122
Nordson Corp.
5.600% due 09/15/28 156 161
Quikrete Holdings, Inc.
6.750% due 03/01/33 (Þ) 46 47
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 654
Regal Rexnord Corp.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
6.400% due 04/15/33 1,420 1,503
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 169 163
RTX Corp.
6.700% due 08/01/28 178 189
TransDigm, Inc.
6.750% due 08/15/28 (Þ) 100 102
Trimble, Inc.
4.900% due 06/15/28 112 113
UNITI Group, Inc.
7.500% due 12/01/27 216 252
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 88 88
XPO CNW, Inc.
6.700% due 05/01/34 222 232
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 120
9,394
Technology - 1.8%
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 173 178
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 157 152
4.000% due 07/01/29 (Þ) 225 218
CACI International, Inc.
6.375% due 06/15/33 (Þ) 130 133
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 124
3.276% due 12/01/28 91 87
Central Parent LLC / CDK Global II
LLC / CDK Financing Co., Inc.
8.000% due 06/15/29 (Þ) 210 178
Cloud Software Group Holdings, Inc.
9.000% due 09/30/29 (Þ) 294 304
Cloud Software Group, Inc.
6.500% due 03/31/29 (Þ) 638 644
8.250% due 06/30/32 (Þ) 312 332
Crane NXT Co.
6.550% due 11/15/36 68 71
4.200% due 03/15/48 171 100
Entegris, Inc.
4.750% due 04/15/29 (Þ) 1,355 1,327
Fiserv, Inc.
5.375% due 08/21/28 114 117
Gartner, Inc.
4.500% due 07/01/28 (Þ) 150 148
3.625% due 06/15/29 (Þ) 154 146
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
5.250% due 12/01/27 (Þ) 182 181
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 454 444
Hubbell, Inc.
3.500% due 02/15/28 105 103
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 473
Motorola Solutions, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.600% due 05/23/29 103 103
NCR Atleos Corp.
9.500% due 04/01/29 (Þ) 164 178
News Corp.
3.875% due 05/15/29 (Þ) 184 176
Oracle Corp.
3.650% due 03/25/41 90 70
Parsons Corp.
2.625% due 03/01/29 302 330
Playtika Holding Corp.
4.250% due 03/15/29 (Þ) 70 64
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 153
Seagate Data Storage Technology Pte,
Ltd.
Series 144A
4.091% due 06/01/29 (Þ) 539 516
5.750% due 12/01/34 (Þ) 202 190
Sinclair Television Group, Inc.
4.375% due 12/31/32 (Þ) 232 172
8.125% due 02/15/33 (Þ) 222 227
Twilio, Inc.
3.875% due 03/15/31 180 167
UKG, Inc.
6.875% due 02/01/31 (Þ) 201 207
VMware LLC
3.900% due 08/21/27 121 120
Western Digital Corp.
4.750% due 02/15/26 77 77
8,210
Utilities - 2.6%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 152 159
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 696 713
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 180 185
Appalachian Power Co.
Series Z
3.700% due 05/01/50 87 61
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 81
Calpine Corp.
5.125% due 03/15/28 (Þ) 257 256
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 94 81
CommScope LLC
4.750% due 09/01/29 (Þ) 155 151
9.500% due 12/15/31 (Þ) 392 412
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 311 304
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 141 142
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 54
Duke Energy Corp.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.300% due 06/15/41 156 117
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 97 93
Edison International
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 129 127
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 243 234
Entergy Corp.
1.900% due 06/15/28 110 103
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 81
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 144 139
Idaho Power Co.
Series MTN
5.800% due 04/01/54 96 95
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 128
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,482 1,683
Lightning Power LLC
7.250% due 08/15/32 (Þ) 962 1,006
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 246 210
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 58 57
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 56 56
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 116 112
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 126
6.000% due 02/01/33 (Þ) 24 24
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 32
Series WI
3.300% due 12/01/27 99 96
PG&E Corp.
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 73 70
Pike Corp.
5.500% due 09/01/28 (Þ) 991 987
Public Service Electric and Gas Co.
5.450% due 08/01/53 133 130
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 112
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 133

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
South Jersey Industries, Inc.
5.020% due 04/15/31 31 25
Southern California Edison Co.
5.300% due 03/01/28 101 102
Series B
3.650% due 03/01/28 106 103
Southern Co. (The)
4.400% due 07/01/46 84 70
Sprint Capital Corp.
6.875% due 11/15/28 123 132
8.750% due 03/15/32 184 222
Sprint LLC
7.625% due 03/01/26 269 271
System Energy Resources, Inc.
6.000% due 04/15/28 57 59
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 843
T-Mobile USA, Inc.
3.375% due 04/15/29 100 96
Series WI
2.250% due 11/15/31 136 117
Venture Global Plaquemines LNG LLC
7.500% due 05/01/33 (Þ) 131 142
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 124 122
5.000% due 07/31/27 (Þ) 250 249
Windstream Services LLC /
Windstream Escrow Finance Corp.
8.250% due 10/01/31 (Þ) 65 68
Xcel Energy, Inc.
1.750% due 03/15/27 92 88
XPLR Infrastructure Operating
Partners, LP
8.375% due 01/15/31 (Þ) 232 243
Zayo Group Holdings, Inc.
4.000% due 03/01/27 (Þ) 353 336
6.125% due 03/01/28 (Þ) 395 357
12,195
146,190
International Debt - 31.8%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 350
4.000% due 10/15/30 (Þ) 206 191
AB BSL CLO, Ltd.
Series 2024-5A Class C
6.426% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 351
Series 2025-3A Class C2R
6.326% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 601
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 352 351
Series REGS
4.500% due 05/06/30 (Þ) 200 199
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 676 594
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.125% due 09/30/49 (Þ) 1,077 738
Acrec LLC
Series 2025-FL3 Class A
5.660% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 500
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 200 194
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 974 953
Series REGS
4.500% due 09/11/34 (Þ) 360 352
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 142 142
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 528
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 80 73
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 385
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 220 215
Ahlstrom Holding 3 Oy
Series 144A
4.875% due 02/04/28 (Þ) 300 288
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 172 167
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 157 154
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 283
America Movil SAB de CV
3.625% due 04/22/29 123 119
Angolan Government International
Bond
Series REGS
8.000% due 11/26/29 (Þ) 338 315
8.750% due 04/14/32 (Þ) 200 181
9.125% due 11/26/49 (Þ) 212 167
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 185
AREIT, Ltd.
Series 2025-CRE10 Class C
6.435% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 744
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 359 277
4.125% due 07/09/35 (~)(Ê) 2,245 1,476
3.500% due 07/09/41 (~)(Ê) 125 76
ATS Corp.
4.125% due 12/15/28 (Þ) 173 165
Avation Capital SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
8.250% due 10/31/26 (Þ) — —
Bahrain Government International
Bond
Series REGS
7.000% due 10/12/28 (Þ) 704 727
6.750% due 09/20/29 (Þ) 413 423
Bain Capital Credit CLO, Ltd.
Series 2019-4A Class ERR
11.319% due 04/23/35 (CME Term
SOFR 3 Month + 7.000%)(Ê)(Þ) 250 242
Series 2024-4A Class C
6.219% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 451
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 124
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 92 91
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 490
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 123
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 597
Bangkok Bank PCL
5.300% due 09/21/28 (Þ) 206 210
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 592
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 224 218
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 56
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 64
Bapco Energies Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 243
Barbados Government International
Bond
8.000% due 06/26/35 (Þ) 227 227
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 82 87
Barclays PLC
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 194 204
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 27 28
Benin Government International Bond
Series REGS
8.375% due 01/23/41 (Þ) 200 197
Betony CLO, Ltd.
Series 2018-1A Class B
6.422% due 04/30/31 (CME Term
SOFR 3 Month + 2.112%)(Ê)(Þ) 1,000 1,002
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 171 178
Birch Grove CLO, Ltd.
Series 2024-9A Class C
6.332% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 251
Series 2025-3A Class CR
6.126% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 300
Series 2025-3A Class ER
9.476% due 01/19/38 (CME Term
SOFR 3 Month + 5.150%)(Ê)(Þ) 350 343
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 129
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 152
Bombardier, Inc.
7.250% due 07/01/31 (Þ) 245 256
7.450% due 05/01/34 (Þ) 242 262
Brant Point CLO, Ltd.
Series 2025-7A Class C
6.329% due 07/25/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 650 650
Brazil Government International Bond
6.625% due 03/15/35 2,066 2,075
C&W Senior Finance, Ltd.
9.000% due 01/15/33 (Þ) 619 637
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 70
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 65
Capstone Copper Corp.
6.750% due 03/31/33 (Þ) 13 13
Carnival PLC
1.000% due 10/28/29 EUR 620 648
CBB International Sukuk Programme
Co. WLL
6.250% due 07/07/33 (Þ) 200 202
Series REGS
3.950% due 09/16/27 (Þ) 710 686
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 190 176
Cedar Funding CLO, Ltd.
Series 2018-5A Class CR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.684% due 07/17/31 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 250 250
Celanese US Holdings LLC
2.125% due 03/01/27 EUR 270 303
0.625% due 09/10/28 EUR 300 311
5.587% due 01/19/29 EUR 500 601
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 57
Series WI
3.875% due 11/02/27 58 57
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 68 68
5.200% due 09/17/30 (Þ) 144 143
Cencosud SA
4.375% due 07/17/27 (Þ) 123 122
Cenovus Energy, Inc.
2.650% due 01/15/32 150 130
Centrais Eletricas Brasileiras SA
Series REGS
6.500% due 01/11/35 (Þ) 259 256
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 342
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 200 199
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 1,341 1,299
CI Financial Corp.
3.200% due 12/17/30 89 79
CIFC Funding, Ltd.
Series 2019-2A Class CR
6.684% due 04/17/34 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,004
Series 2025-4RA Class BRR
6.122% due 01/17/35 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 500 499
Cimpress PLC
7.375% due 09/15/32 (Þ) 727 705
Colombia Government International
Bond
8.500% due 04/25/35 1,581 1,673
4.125% due 02/22/42 567 371
5.200% due 05/15/49 300 207
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 288 238
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 366 370
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 179 175
Series 144A
5.625% due 10/15/28 (Þ) 826 689
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 248 253
Series REGS
3.150% due 01/15/51 (Þ) 615 373
6.780% due 01/13/55 (Þ) 600 613
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 805 839
Credit Agricole SA
5.301% due 07/12/28 (Þ) 208 213
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 301
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 62
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 457
Digicel International Finance, Ltd. /
Difl US LLC
8.625% due 08/01/32 (Þ) 398 402
Dominican Republic International
Bond
Series REGS
6.950% due 03/15/37 (Þ) 1,704 1,747
6.400% due 06/05/49 (Þ) 202 192
7.150% due 02/24/55 (Þ) 175 178
Dryden Senior Loan Fund
Series 2013-30A Class DR
7.188% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 501
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 1,555 1,565
Ecopetrol SA
8.875% due 01/13/33 74 78
8.375% due 01/19/36 249 246
7.375% due 09/18/43 201 173
5.875% due 05/28/45 95 67
5.875% due 11/02/51 120 82
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (Ê)(Þ) 558 488
6.937% due 07/31/30 (Þ)(ž) 179 128
6.900% due 07/31/35 (~)(Ê)(Þ) 985 734
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 568
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 439 447
Series REGS
8.625% due 02/04/30 (Þ) 200 204
8.500% due 01/31/47 (Þ) 1,511 1,231
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 150 152
9.650% due 11/21/54 (Þ) 384 394
Elevation CLO, Ltd.
Series 2025-14A Class C2R
6.476% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 298

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 488
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 263
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 480
Enbridge, Inc.
6.000% due 11/15/28 97 101
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 111
Enel Finance International NV
2.125% due 07/12/28 (Þ) 140 131
Energizer Gamma Acquisition BV
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 637
Eni USA, Inc.
7.300% due 11/15/27 97 103
Eskom Holdings SOC, Ltd.
Series REGS
8.450% due 08/10/28 (Þ) 416 438
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 189
2.250% due 01/13/31 (Þ) 500 440
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 158 159
Fibercop SpA
Series 144A
7.721% due 06/04/38 (Þ) 191 190
Series 2033
6.375% due 11/15/33 (Þ) 200 195
Series 2034
6.000% due 09/30/34 (Þ) 200 189
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 324
8.000% due 03/01/33 (Þ) 490 506
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 719 725
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 248 233
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 124
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 (Þ) 89 77
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 163
Galaxy CLO, Ltd.
Series 2025-31A Class CR
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.311% due 07/15/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 550 552
Gazprom PJSC Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Æ)(Þ) 1,000 733
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 451 414
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 953
5.875% due 03/15/30 (Þ) 36 36
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 207 197
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 449 427
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 184
Greenland Global Investment, Ltd.
5.875% due 07/03/30 (Þ) 523 110
Series EMTN
6.125% due 04/22/29 (Þ) 876 192
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 42
Guatemala Government International
Bond
6.875% due 08/15/55 (Þ) 423 420
Series REGS
6.600% due 06/13/36 (Þ) 604 618
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 1,288 1,293
Series REGS
8.509% due 01/14/29 (Þ) 400 427
HSBC Holdings PLC
4.583% due 06/19/29 (CME Term
SOFR 3 Month + 1.796%)(Ê) 127 127
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 542 548
6.750% due 09/23/55 (Þ) 1,178 1,193
Series REGS
6.125% due 05/22/28 (Þ) 334 345
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 112
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 97 100
Indonesia Government International
Bond
4.550% due 01/11/28 293 295
3.550% due 03/31/32 427 398
5.650% due 01/11/53 720 716
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 157
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 93
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 515

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 130 128
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 218 215
8.250% due 01/30/37 (Þ) 350 345
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 74
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 178
Series REGS
7.500% due 01/13/29 (Þ) 264 272
JSCB Agrobank
Series REGS
9.250% due 10/02/29 (Þ) 463 493
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 (Þ) 726 637
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 50 49
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 299 301
Kinross Gold Corp.
Series WI
6.250% due 07/15/33 800 854
Kioxia Holdings Corp.
6.250% due 07/24/30 (Þ) 261 260
6.625% due 07/24/33 (Þ) 320 317
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (Þ) 818 639
LCM 28, Ltd.
Series 2018-28A Class C
6.737% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 500 500
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 258
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 39
7.000% due 03/20/28 (Æ)(Ø)(Þ) 38 7
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 227
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 81
Ma'aden Sukuk, Ltd.
Series REGS
5.250% due 02/13/30 (Þ) 200 204
Madison Park Funding, Ltd.
Series 2024-31A Class CR
6.569% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 251
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 120
Mattamy Group Corp.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.625% due 03/01/30 (Þ) 620 595
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 254 255
MDGH GMTN RSC, Ltd.
3.400% due 06/07/51 (Þ) 309 215
Mercedes-Benz Finance North America
LLC
4.850% due 01/11/29 (Þ) 132 133
Methanex Corp.
5.250% due 12/15/29 757 744
5.650% due 12/01/44 36 28
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 189
Mexico Government International
Bond
7.375% due 05/13/55 522 538
MF1, Ltd.
Series 2021-FL6 Class D
7.014% due 07/16/36 (CME Term
SOFR 1 Month + 2.664%)(Ê)(Þ) 500 488
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 123
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 200 199
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 457
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 273 287
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2018-27A Class CR
6.418% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 553
Nigeria Government International Bond
Series REGS
9.625% due 06/09/31 (Þ) 200 214
7.375% due 09/28/33 (Þ) 670 617
10.375% due 12/09/34 (Þ) 802 861
Nissan Motor Co., Ltd.
4.810% due 09/17/30 (Þ) 54 50
Nokia OYJ
4.375% due 06/12/27 123 122
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 538 549
Oaktree CLO, Ltd.
Series 2024-3A Class CR
6.418% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 251
OCP CLO, Ltd.
Series 2024-24A Class CR
6.276% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 502
OCP SA
7.500% due 05/02/54 (Þ) 496 501
Series REGS
6.875% due 04/25/44 (Þ) 200 195
6.875% due 04/25/44 (Þ) 126 123

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.500% due 05/02/54 (Þ) 299 302
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
6.679% due 07/15/29 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,002
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 350
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 226
5.375% due 10/01/29 (Þ) EUR 170 180
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 826 862
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 278
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 938 949
Open Text Corp.
6.900% due 12/01/27 (Þ) 107 110
3.875% due 02/15/28 (Þ) 194 187
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 195 182
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 893 896
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 667 654
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 765 680
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
6.818% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,253
Panama Government International
Bond
3.875% due 03/17/28 288 279
2.252% due 09/29/32 1,088 833
8.000% due 03/01/38 819 887
Paraguay Government International
Bond
Series REGS
4.950% due 04/28/31 (Þ) 400 397
5.850% due 08/21/33 (Þ) 200 205
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 119
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 537 544
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 1,209 1,212
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.250% due 01/25/49 (Þ) 245 244
Peruvian Government International
Bond
2.783% due 01/23/31 563 506
5.500% due 03/30/36 535 533
6.200% due 06/30/55 718 720
Petrobras Global Finance BV
6.850% due 06/05/15 661 591
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 978 136
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 80 11
6.000% due 11/15/26 (Æ)(Ø)(Þ) 62 9
5.500% due 04/12/37 (Æ)(Ø)(Þ) 202 28
Petroleos del Peru SA
Series REGS
4.750% due 06/19/32 (Þ) 261 208
5.625% due 06/19/47 (Þ) 1,532 1,024
Petroleos Mexicanos
6.375% due 01/23/45 1,316 992
Series REGS
6.625% due 12/31/99 (Þ) 597 419
Series WI
6.750% due 09/21/47 2,494 1,928
7.690% due 01/23/50 480 407
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 580 585
Series REGS
2.480% due 01/28/32 (Þ) 1,724 1,512
3.404% due 04/28/61 (Þ) 884 580
Philippine Government International
Bond
5.170% due 10/13/27 1,175 1,193
1.950% due 01/06/32 917 776
2.650% due 12/10/45 280 182
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 267 262
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 8
Prosus NV
3.680% due 01/21/30 (Þ) 142 134
PTTEP Treasury Center Co., Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 389
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 923 811
Raizen Fuels Finance SA
6.250% due 07/08/32 (Þ) 200 197
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 122
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 349
Republic of Chile Government
International Bond
4.950% due 01/05/36 1,380 1,352

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Republic of Kazakhstan Government
International Bond
5.000% due 07/01/32 (Þ) 787 788
Republic of Kenya Government
International Bond
Series REGS
9.500% due 03/05/36 (Þ) 653 627
Republic of Poland Government
International Bond
Series 10Y
5.375% due 02/12/35 946 963
Series 30Y
5.500% due 03/18/54 517 482
Series 5Y
4.875% due 02/12/30 671 685
Republic of South Africa Government
International Bond
Series 12Y
4.300% due 10/12/28 492 475
Series 30Y
5.750% due 09/30/49 835 624
Series REGS
7.100% due 11/19/36 (Þ) 571 566
7.950% due 11/19/54 (Þ) 200 190
Republic of Uzbekistan Government
International Bond
6.947% due 05/25/32 (Þ) 200 207
Series REGS
3.900% due 10/19/31 (Þ) 461 408
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 702 694
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 96 98
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 466 468
Series REGS
3.000% due 02/14/31 (Þ) 606 530
7.500% due 02/10/37 (Þ) 938 995
4.000% due 02/14/51 (Þ) 150 97
7.625% due 01/17/53 (Þ) 206 215
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 475 117
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 327 292
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 446 286
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 95
5.625% due 09/15/45 (Þ) 34 30
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 664 617
Series REGS
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.250% due 04/16/39 (Þ) 619 548
5.875% due 07/17/64 (Þ) 200 186
3.500% due 11/24/70 (Þ) 200 120
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 450 438
5.500% due 04/08/44 51 50
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,340
Series REGS
4.750% due 01/16/30 (Þ) 750 757
5.000% due 01/18/53 (Þ) 861 742
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,251 1,191
Senegal Government International
Bond
Series REGS
6.250% due 05/23/33 (Þ) 262 195
Serbia International Bond
Series REGS
2.125% due 12/01/30 (Þ) 482 413
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.
Series REGS
5.500% due 05/15/33 (Þ) EUR 100 119
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 113
Societe Generale SA
5.519% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 211 213
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 398 283
3.600% due 05/15/36 (~)(Ê)(Þ) 77 65
3.600% due 02/15/38 (~)(Ê)(Þ) 303 253
Series REGS
3.600% due 02/15/38 (~)(Ê)(Þ) 162 136
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 512 530
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 630 712
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 247
Suncor Energy, Inc.
7.000% due 11/15/28 192 205
Suzano Austria GmbH
2.500% due 09/15/28 86 80
Suzano International Finance BV
5.500% due 01/17/27 130 131
Symphony CLO, Ltd.
Series 2018-19A Class C
6.329% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 500
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 349 351
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 623
TCW CLO, Ltd.
Series 2017-1A Class CR3
6.414% due 10/29/34 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 800 801
Telecom Italia Capital SA
6.375% due 11/15/33 441 457
6.000% due 09/30/34 321 319
7.200% due 07/18/36 67 70
7.721% due 06/04/38 419 452
Telecommunications Co. Telekom
Srbija AD Belgrade
Series REGS
7.000% due 10/28/29 (Þ) 543 544
TELUS Corp.
2.800% due 02/16/27 109 106
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 216 206
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 81
TransAlta Corp.
6.500% due 03/15/40 296 287
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 110
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 409 426
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 316 288
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 201 187
Turkiye Government International
Bond
7.250% due 05/29/32 422 429
Series 5Y
9.875% due 01/15/28 400 437
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/28 (Þ) 227 229
Series REGS
5.750% due 07/06/26 (Þ) 449 450
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 416
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 689 352
37.734% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 149 70
Series GDP
0.750% due 08/01/41 (~)(Æ)(Ê)
(Ø)(Þ) 195 145
Series REGS
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
1.750% due 02/01/35 (~)(Ê)(Þ) 200 102
37.734% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 789 369
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 123 124
United Utilities PLC
6.875% due 08/15/28 90 96
Uruguay Government International
Bond
5.750% due 10/28/34 1,164 1,220
5.442% due 02/14/37 354 361
4.975% due 04/20/55 116 102
5.250% due 09/10/60 104 93
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 187
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 117
Venezuela Government International
Bond
Series REGS
12.750% due 08/23/22 (Æ)(Ø)(Þ) 268 52
9.000% due 05/07/23 (Æ)(Ø)(Þ) 224 41
11.950% due 08/05/31 (Æ)(Ø)(Þ) 600 124
Venture CLO, Ltd.
Series 2021-33A Class CR
6.859% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,001
VEON Holdings BV
Series 144A
3.375% due 11/25/27 (Þ) 207 192
Verde CLO, Ltd.
Series 2019-1A Class CRR
6.318% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 300
VF Corp.
0.250% due 02/25/28 EUR 500 519
0.625% due 02/25/32 EUR 300 249
Series EMTN
4.250% due 03/07/29 EUR 400 452
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 104 104
Virgin Media Finance PLC
5.000% due 07/15/30 200 180
Viridien
Series 144A
10.000% due 10/15/30 (Þ) 330 325
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR ] 5 Year Rate + 4.873%)(Ê) 1,301 1,362
VTB Bank
Series REGS
6.950% due 10/17/22 (~)(Æ)(Ê)
(Š)(Þ) 200 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 GBP 200 263
2.125% due 11/20/26 EUR 745 849
Whirlpool EMEA Finance SARL
0.500% due 02/20/28 EUR 300 318
Whirlpool Finance Luxembourg SARL
1.250% due 11/02/26 EUR 350 391
1.100% due 11/09/27 EUR 350 378
Yara International ASA
4.750% due 06/01/28 (Þ) 61 61
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 250
8.500% due 06/27/29 (Þ) 387 397
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 64 59
Series REGS
5.750% due 06/30/33 (~)(Ê)(Þ) 158 146
148,170
Mortgage-Backed Securities - 14.0%
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.842% due 04/15/27 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 750
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 58 56
BAHA Trust
Series 2024-MAR Class C
7.516% due 12/10/29 (~)(Ê)(Þ) 700 720
BAMLL Trust
Series 2025-ASHF Class C
7.342% due 02/15/40 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 500 502
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 375
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,523 81
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 480
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 444
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 222
Series 2025-C32 Class D
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 02/15/63 (Þ) 500 404
BAY Mortgage Trust
Series 2025-LIVN Class A
6.142% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 251
BBCMS Mortgage Trust
5.517% due 08/15/58 500 516
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.364% due 05/25/52 (~)(Ê)(Þ) 892 736
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class B
6.682% due 08/15/41 (CME Term
SOFR 1 Month + 2.340%)(Ê)(Þ) 500 501
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.628% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 174
Series 2021-VOLT Class F
6.856% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 388 387
Series 2024-KING Class D
6.832% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 494
BX Trust
Series 2021-ARIA Class D
6.352% due 10/15/36 (CME Term
SOFR 1 Month + 2.010%)(Ê)(Þ) 500 499
Series 2021-LGCY Class C
5.461% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 379
Series 2021-RISE Class D
6.207% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 423
Series 2022-LBA6 Class E
7.042% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 500
Series 2025-LUNR Class B
6.192% due 06/09/40 (~)(Ê)(Þ) 500 501
Series 2025-VLT6 Class E
7.533% due 03/15/42 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 499
CALI Mortgage Trust
Series 2024-SUN Class A
6.227% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 300
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 603
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
8.658% due 08/29/29 (Þ)(ž) 4,500 3,207
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.383% due 08/15/57 (~)(Ê) 7,433 331
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.500% due 03/25/50 (~)(Ê)(Þ) 66 58
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 423 368
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 103 91
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 328 328
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 284 269
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 163 150
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 26 24
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 100 88
3.500% due 10/25/49 (~)(Ê)(Þ) 234 207
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 689 551
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 343 275
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(Þ) 500 461
Series 2016-C2 Class E
4.384% due 08/10/49 (~)(Ê)(Þ) 120 106
Series 2019-GC41 Class XA
Interest Only STRIPS
1.032% due 08/10/56 (~)(Ê) 2,074 66
Citigroup Mortgage Loan Trust
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 508 407
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 441 353
COMM Mortgage Trust
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 512
Connecticut Avenue Securities Trust
Series 2020-R02 Class 2B1
7.465% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,224
Series 2022-R01 Class 1B1
7.500% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 718
Series 2023-R01 Class 1M2
8.100% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 632
Series 2023-R05 Class 1B1
9.100% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 539
Series 2024-R01 Class 1M2
6.150% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 505
Series 2024-R03 Class 2B1
7.150% due 03/25/44 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 1,000 1,032
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2024-R03 Class 2M2
6.300% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 705
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 939
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 97 93
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 374 372
Extended Stay America Trust
Series 2021-ESH Class E
7.307% due 07/15/38 (CME Term
SOFR 1 Month + 2.964%)(Ê)(Þ) 429 431
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.932% due 03/25/48 (~)(Ê)(Þ) 119 109
Series 2018-6RR Class B1
4.905% due 10/25/48 (~)(Ê)(Þ) 402 392
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 71 65
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
7.492% due 12/15/29 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 250
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
6.000% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 398 399
Series 2022-DNA6 Class M1B
8.050% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 210
Series 2024-HQA2 Class M2
6.150% due 08/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 504
Series 2025-HQA1 Class M2
6.000% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 703
FREMF Mortgage Trust
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 13,198 9
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 3
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
6.497% due 08/01/30 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 493
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
Principal Only STRIPS
6.418% due 11/29/50 (Þ)(ž) 837 740
Series 2021-FRR1 Class 1D
Principal Only STRIPS
7.606% due 11/29/50 (Þ)(ž) 1,258 1,087
Series 2021-FRR1 Class 2C

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
7.725% due 11/29/50 (Þ)(ž) 905 756
Series 2021-FRR2 Class A
Principal Only STRIPS
0.225% due 09/27/51 (Þ)(ž) 312 310
Series 2021-FRR2 Class CK49
0.600% due 09/27/51 (~)(Ê)(Þ) 796 791
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.080% due 05/27/48 (Þ)(ž) 51 50
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.119% due 05/27/48 (Þ)(ž) 251 244
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.116% due 07/10/52 (~)(Ê) 2,932 103
Series 2019-PJ2 Class B2
4.372% due 11/25/49 (~)(Ê)(Þ) 854 795
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 807 645
Series 2021-PJ11 Class B3
2.859% due 04/25/52 (~)(Ê)(Þ) 448 346
Series 2023-FUN Class C
7.731% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 503
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 Class B2
3.594% due 05/25/50 (~)(Ê)(Þ) 857 748
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 716 571
Series 2021-PJ5 Class B3
2.584% due 10/25/51 (~)(Ê)(Þ) 356 281
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 559
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 748 596
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 912 730
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 448 448
GSAT Trust
Series 2025-BMF Class D
6.842% due 07/15/30 (CME Term
SOFR 1 Month + 2.500%)(Ê)(Þ) 400 400
Hawaii Hotel Trust
Series 2025-MAUI Class D
6.933% due 03/15/30 (CME Term
SOFR 1 Month + 2.591%)(Ê)(Þ) 250 250
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
7.681% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 501
ICNQ Mortgage Trust
Series 2024-MF Class A
5.778% due 11/06/34 (Þ) 600 615
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.380% due 05/25/67 (~)(Ê)(Þ) 345 345
INTOWN Mortgage Trust
Series 2025-STAY Class C
6.592% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 499
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
0.721% due 02/15/48 (~)(Ê) 360 1
Series 2021-MHC Class E
7.157% due 04/15/38 (CME Term
SOFR 1 Month + 2.814%)(Ê)(Þ) 250 250
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 56 50
Series 2018-3 Class B3
3.701% due 09/25/48 (~)(Ê)(Þ) 699 627
Series 2018-6 Class B1
3.897% due 12/25/48 (~)(Ê)(Þ) 230 210
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 23 21
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 16 15
Series 2019-7 Class B2A
2.953% due 02/25/50 (~)(Ê)(Þ) 339 293
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 47 42
Series 2019-HYB1 Class B1
4.970% due 10/25/49 (~)(Ê)(Þ) 610 611
Series 2019-LTV3 Class A5
3.493% due 03/25/50 (~)(Ê)(Þ) 17 17
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 128 112
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 288 253
Series 2020-5 Class B1
3.565% due 12/25/50 (~)(Ê)(Þ) 398 344
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 146 122
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 275 220
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 203 163
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 397 332
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 557 560
Series 2023-8 Class B3
6.244% due 02/25/54 (~)(Ê)(Þ) 972 960
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 642 650
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 958
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 796 787
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.632% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 600 599
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
6.485% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 495
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.314% due 10/25/48 (~)(Ê)(Þ) 839 794
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
7.057% due 04/15/38 (CME Term
SOFR 1 Month + 2.715%)(Ê)(Þ) 320 320
MHP
Series 2022-MHIL Class E
6.953% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 240
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 24 22
Series 2016-C29 Class XB
Interest Only STRIPS
0.918% due 05/15/49 (~)(Ê) 7,710 32
Series 2025-C35 Class A5
5.633% due 08/15/58 500 518
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.847% due 12/15/50 (~)(Ê) 2,385 40
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 295
Series 2019-H7 Class XA
Interest Only STRIPS
1.221% due 07/15/52 (~)(Ê) 5,702 210
Series 2019-L3 Class XA
Interest Only STRIPS
0.604% due 11/15/52 (~)(Ê) 5,159 115
Series 2021-L5 Class XA
Interest Only STRIPS
1.276% due 05/15/54 (~)(Ê) 1,489 71
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.155% due 03/25/54 (~)(Ê)(Þ) 492 529
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.703% due 11/05/41 (~)(Ê)(Þ) 500 499
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 92 80
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 364 353
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 105 105
ORL Trust
Series 2024-GLKS Class E
7.532% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 501
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
PRM Trust
Series 2025-PRM6 Class E
6.583% due 07/05/33 (~)(Ê)(Þ) 250 248
PRMI Trust
Series 2025-PRM5 Class D
5.625% due 02/10/28 (~)(Ê)(Þ) 500 494
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 169 142
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 134 107
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.249% due 02/27/51 (~)(Ê)(Þ) 270 266
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.344% due 11/08/49 (~)(Ê)(Þ) 1,210 1,144
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.502% due 11/08/49 (Þ)(ž) 560 496
SCG Commercial Mortgage Trust
Series 2025-FLWR Class C
1.000% due 08/15/30 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 650 650
SDAL Trust
Series 2025-DAL Class A
6.783% due 04/15/30 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 252
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 47 41
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 716 628
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 47 43
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 455 364
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 181 182
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
7.682% due 02/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 497
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 710 568
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 755
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 411 350
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
5.346% due 07/25/34 (~)(Ê) 144 138
Series 2006-AR15 Class 1A
4.809% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 160 163

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Wells Fargo Commercial Mortgage
Trust
Series 2016-C37 Class D
3.162% due 12/15/49 (~)(Ê)(Þ) 500 456
Series 2016-LC25 Class D
3.027% due 12/15/59 (~)(Ê)(Þ) 450 413
Series 2017-C41 Class XA
Interest Only STRIPS
1.152% due 11/15/50 (~)(Ê) 4,696 94
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 321
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 17 14
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 149 126
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 193 167
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 666 535
64,959
Non-US Bonds - 10.4%
888 Acquisitions, Ltd.
10.750% due 05/15/30 (Þ) GBP 350 477
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 126
Albion Financing 1 SARL / Aggreko
Holdings, Inc.
Series REGS
5.375% due 05/21/30 (Þ) EUR 200 236
Altice Financing SA
Series REGS
4.250% due 08/15/29 (Þ) EUR 300 265
Anarafe SL
Series REGS
14.767% due 12/31/26 (3 Month
EURIBOR + 12.750%)(Ê)(Þ) EUR 301 272
Aroundtown Finance SARL
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.349%)(Ê)(ƒ) EUR 200 214
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.508%)(Ê)(ƒ) EUR 480 574
8.625% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.493%)(Ê)(ƒ) GBP 200 268
Aroundtown SA
1.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.419%)(Ê)(ƒ)(Þ) EUR 100 107
Atos SE
Series REGS
9.000% due 12/18/29 (~)(Ê)(Þ) EUR 220 278
5.000% due 12/18/30 (~)(Ê)(Þ) EUR 250 238
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 180 204
Bayer AG
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 249
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 350
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 600 674
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 223
6.750% due 11/30/29 (Þ) EUR 350 348
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 400 458
British Telecommunications PLC
Series EMTN
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 285
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
Series REGS
5.625% due 02/15/32 (Þ) EUR 150 179
Canary Wharf Group Investment
Holdings PLC
Series REGS
3.375% due 04/23/28 (Þ) GBP 200 243
Castor SpA
Series REGS
7.225% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 151
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 200 274
Cerba Healthcare SACA
Series REGS
3.500% due 05/31/28 (Þ) EUR 300 246
Cidron Aida Finco Sarl
Series REGS
9.125% due 10/27/31 (Þ) GBP 270 367
CPI Property Group SA
Series EMTN
7.000% due 05/07/29 (Þ) EUR 500 612
1.750% due 01/14/30 (Þ) EUR 210 209
1.500% due 01/27/31 (Þ) EUR 420 397
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 131
Dynamo Newco II GmbH
Series REGS
6.250% due 10/15/31 (Þ) EUR 140 167
EDP SA
Series EMTN
4.500% due 05/27/55 (EURIBOR
ICE Swap Rate + 2.239%)(Ê)(Þ) EUR 300 345

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 100 116
Electricite de France SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 451
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 200 219
Series EMTN
5.875% due 12/31/99 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 500 654
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 200 270
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 300 361
ELO SACA
Series EMTN
3.250% due 07/23/27 (Þ) EUR 200 225
4.875% due 12/08/28 (Þ) EUR 400 461
6.000% due 03/22/29 (Þ) EUR 400 476
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 300 346
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 350 414
Engineering - Ingegneria Informatica
- SpA
11.125% due 05/15/28 (Þ) EUR 445 538
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 223
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 443
1.500% due 10/13/28 (Þ) EUR 300 316
Series REGS
9.750% due 04/13/29 (Þ) EUR 100 124
Explorer II AS
7.000% due 02/12/30 (~)(Ê) EUR 529 526
Fiber Bidco SpA
Series REGS
6.125% due 06/15/31 (Þ) EUR 300 331
Fibercop SpA
5.125% due 06/30/32 (Þ) EUR 199 230
Forvia SE
5.500% due 06/15/31 (Þ) EUR 200 234
Froneri Lux FinCo SARL
Series REGS
4.750% due 08/01/32 (Þ) EUR 120 138
Galaxy Bidco, Ltd.
Series REGS
8.125% due 12/19/29 (Þ) GBP 173 237
Grand City Properties Finance SARL
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.508%)(Ê)(ƒ) EUR 200 236
Grand City Properties SA
Series EMTN
1.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.184%)(Ê)(ƒ)(Þ) EUR 200 221
Grifols SA
Series REGS
7.125% due 05/01/30 (Þ) EUR 680 819
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 200 264
Hella GmbH & Co. KGAA
0.500% due 01/26/27 EUR 350 385
Holding d'Infrastructures des Metiers
de l'Environnement
4.500% due 04/06/27 (Þ) EUR 190 222
Series .
0.625% due 09/16/28 (Þ) EUR 260 273
House of Fraser Funding PLC
Series REGS
5.823% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 150 179
7.000% due 11/15/31 (Þ) EUR 400 489
Iliad Holding SASU
Series REGS
6.875% due 04/15/31 (Þ) EUR 150 184
Intrum Investments and Financing AB
Series ...
8.500% due 09/11/30 (Þ) EUR 250 253
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 100 116
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 238
Luna 2 5SARL
Series REGS
5.500% due 07/01/32 (Þ) EUR 100 118
Mahle GmbH
Series REGS
6.500% due 05/02/31 (Þ) EUR 250 288
Mangrove LuxCo III SARL
Series REGS
7.026% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 400
METRO AG
4.625% due 03/07/29 (Þ) EUR 450 528
4.000% due 03/05/30 (Þ) EUR 200 236
Mobico Group PLC
3.625% due 11/20/28 (Þ) GBP 200 228
Series EMTN
4.875% due 09/26/31 (Þ) EUR 500 465
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 125 144

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Mundys SpA
Series EMTN
1.875% due 07/13/27 (Þ) EUR 575 646
Nexi SpA
Series .
0.000% due 02/24/28 (Þ)(ž) EUR 200 208
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 535 599
Nidda Healthcare Holding GmbH
Series REGS
5.375% due 10/23/30 (Þ) EUR 567 660
Nissan Motor Co., Ltd.
Series REGS
3.201% due 09/17/28 (Þ) EUR 500 558
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 700 852
Series REGS
10.500% due 08/08/29 (Þ) GBP 230 308
Odido Group Holding BV
Series REGS
5.500% due 01/15/30 (Þ) EUR 300 346
Orange SA
Series EMTN
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 200 245
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 510 553
1.500% due 02/18/21 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.860%)(Ê)(Þ) EUR 100 94
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 125 146
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 370 368
OVH Groupe SAS
Series REGS
4.750% due 02/05/31 (Þ) EUR 100 116
PCF GmbH
Series REGS
4.750% due 04/15/29 (Þ) EUR 400 360
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 200 259
6.625% due 01/16/34 GBP 200 257
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 600 671
Series EMTN
2.750% due 04/21/27 (Þ) EUR 200 221
4.875% due 02/21/28 (Þ) EUR 270 305
Pinewood Finco PLC
Series REGS
6.000% due 03/27/30 (Þ) GBP 300 397
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
PLT VII Finance SARL
Series REGS
6.000% due 06/15/31 (Þ) EUR 500 594
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 287
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 250 326
Renault SA
Series EMTN
2.000% due 09/28/26 (Þ) EUR 300 339
1.125% due 10/04/27 (Þ) EUR 500 550
Russian Railways Via RZD Capital
PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
Schaeffler AG
Series EMTN
2.875% due 03/26/27 (Þ) EUR 500 574
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 300 334
SNF Group SACA
Series REGS
4.500% due 03/15/32 (Þ) EUR 100 118
Summer BC Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 412
Summer BC Holdco B SARL
Series REGS
5.875% due 02/15/30 (Þ) EUR 330 371
Sunrise FinCo I BV
Series REGS
4.625% due 05/15/32 (Þ) EUR 200 231
TeamSystem SpA
Series REGS
5.000% due 07/01/31 (Þ) EUR 160 184
Techem Verwaltungsgesellschaft 675
mbH
Series REGS
4.958% due 07/15/32 (3 Month
EURIBOR + 3.000%)(Ê)(Þ) EUR 522 597
Tele Columbus AG
Series REGS
10.000% due 01/01/29 (Þ) EUR 263 205
Telecom Italia Finance SA
Series EMTN
7.750% due 01/24/33 EUR 570 805
Telecom Italia SpA
Series EMTN
5.250% due 03/17/55 EUR 300 348
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 200 247
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 250 280
1.625% due 10/15/28 (Þ) EUR 560 608

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco, Ltd.
Series REGS
3.010% due 03/31/29 (Þ) GBP 2,639 3,395
Trivium Packaging Finance BV
Series REGS
6.625% due 07/15/30 (Þ) EUR 240 286
TUI Cruises GmbH
Series REGS
5.000% due 05/15/30 (Þ) EUR 120 140
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 131
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 350 440
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 300 345
Virgin Media Vendo Financing PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 320
Vmed O2 UK Financing I PLC
Series JUL
5.625% due 04/15/32 (Þ) EUR 241 284
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 248
4.500% due 07/15/31 (Þ) GBP 250 301
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 550 644
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 826
Volkswagen International Finance NV
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 114
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 261
Wintershall Dea Finance 2 BV
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 200 219
Series REGS
6.117% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.940%)(Ê)(ƒ)(Þ) EUR 250 295
Worldline SA
Series EMTN
5.250% due 11/27/29 (Þ) EUR 300 307
5.500% due 06/10/30 (Þ) EUR 100 103
Zegona Finance PLC
Series REGS
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.750% due 07/15/29 (Þ) EUR 200 242
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 200 217
3.000% due 10/23/29 (Þ) EUR 800 809
Series EMTN
6.125% due 03/13/29 (Þ) EUR 200 229
7.000% due 06/12/30 (Þ) EUR 100 116
48,637
Total Long-Term Fixed
Income Investments
(cost $431,662) 423,120
Common Stocks - 1.3%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
184
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,984
Producer Durables - 0.7%
Affinion Group, Inc.(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Real Alloy(Š) 39
2,986
2,986
Total Common Stocks
(cost $6,027) 6,154
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 67
67
Total Preferred Stocks
(cost $343) 67
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
Warrants 675 1
Total Warrants and Rights
(cost $—) 1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 6.5%
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)(Š) 284 —
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/18 (Æ)(Ø) 1,240 50
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 200 49
U.S. Cash Management Fund(@) 29,929,364
(∞)
29,920
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 746 119
Worldline SA
0.000% due 07/30/26 (Þ)(ž) EUR 7 8
Total Short-Term Investments
(cost $31,784) 30,146
Total Investments - 98.7%
(identified cost $469,816) 459,488
Other Assets and Liabilities,
Net - 1.3%
6,137
Net Assets - 100.0%
465,625

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
69.7%
1011778 BC ULC / New Red Finance, Inc. 07/06/21 206,000 98.46 203
191
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
350
1261229 BC, Ltd. 03/25/25 827,000 100.55 832
842
7-Eleven, Inc. 10/02/24 129,000 92.65 120
120
888 Acquisitions, Ltd. 05/02/24 GBP 350,000 125.37 439
477
AB BSL CLO, Ltd. 11/18/24 350,000 100.00 350
351
AB BSL CLO, Ltd. 02/04/25 600,000 100.00 600
601
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 352,000 99.43 350
351
Abu Dhabi Developmental Holding Co. PJSC 07/11/25 200,000 99.39 199
199
Abu Dhabi Government International Bond 11/02/22 1,077,000 71.61 771
738
Abu Dhabi Government International Bond 03/17/25 676,000 86.29 583
594
Accor SA 10/04/23 EUR 100,000 104.99 105
126
ACE Securities Corp. Mortgage Loan Trust 02/23/21 656,253 98.42 646
490
Acrec LLC 01/10/25 500,000 99.76 499
500
Adani Ports & Special Economic Zone, Ltd. 03/24/25 200,000 95.21 190
194
AdaptHealth LLC 01/28/21 193,000 101.36 196
181
Adient Global Holdings, Ltd. 01/30/25 1,092,000 98.95 1,079
1,114
Adnoc Murban Rsc, Ltd. 09/04/24 974,000 99.66 971
953
Adnoc Murban Rsc, Ltd. 11/05/24 360,000 95.29 343
352
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 73.48 504
528
AES Panama Generation Holdings SRL 07/06/22 79,971 90.77 73
73
African Export-Import Bank (The) 07/26/22 443,000 86.12 381
385
Agua y Saneamientos Argentinos SA 10/16/19 220,014 96.23 212
215
Ahlstrom Holding 3 Oy 02/26/24 300,000 94.56 284
288
AHP Health Partners, Inc. 08/16/21 86,000 100.48 86
83
Aircastle, Ltd. 06/12/25 131,000 103.67 136
137
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 98.61 140
141
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 141,000 92.34 130
133
Albion Financing 1 SARL / Aggreko Holdings, Inc. 05/14/25 EUR 200,000 111.67 223
236
Alcoa Nederland Holding BV 05/01/25 245,000 93.66 229
233
Alimentation Couche-Tard, Inc. 09/24/18 157,000 98.20 154
154
Alliant Energy Finance LLC 03/17/25 152,000 102.94 156
159
Allied Universal Holdco LLC 05/12/25 25,000 103.48 26
26
Alpha Generation LLC 09/19/24 696,000 101.05 703
713
Alta Equipment Group, Inc. 05/21/24 558,000 95.71 534
530
Altice Financing SA 11/20/24 EUR 300,000 86.44 259
265
Altice France Holding SA 04/20/22 324,000 92.50 300
283
AMC Entertainment Holdings, Inc. 07/21/25 135,000 87.08 118
115
AMC Networks, Inc. 07/09/24 173,000 101.45 176
178
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 08/10/23 186,000 97.75 182
186
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 180,000 98.09 177
185
Amneal Pharmaceuticals LLC 07/24/25 91,000 100.00 91
92
Anarafe SL 01/12/22 EUR 301,162 124.36 375
272
Angolan Government International Bond 10/04/24 338,000 91.05 308
315
Angolan Government International Bond 03/04/25 212,000 77.94 165
167
Angolan Government International Bond 04/29/25 200,000 79.85 160
181
Antero Resources Corp. 12/11/24 89,000 98.69 88
88
APA Corp. 02/19/21 118,000 78.35 92
87
APA Corp. 01/10/25 210,000 82.18 173
167
APA Corp. 01/10/25 140,000 85.09 119
117
Apollo Commercial Real Estate Finance, Inc. 09/02/21 176,000 98.73 174
167
Aramark Services, Inc. 01/28/21 182,000 101.73 185
180
Arches Buyer, Inc. 05/03/23 198,000 92.18 183
191
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.29 173
185
AREIT, Ltd. 01/24/25 750,000 99.77 748
744
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
750
Aretec Escrow Issuer 2, Inc. 10/26/23 684,000 100.19 685
746
Aroundtown SA 05/30/25 EUR 100,000 104.04 104
107
Arroyo Mortgage Trust 05/12/20 58,498 97.34 57
56
Arsenal AIC Parent LLC 08/10/23 168,000 101.53 171
178
Ashton Woods USA LLC / Ashton Woods Finance Co. 07/21/25 217,000 100.00 217
217
Atos SE 01/28/25 EUR 219,982 114.71 252
278
Atos SE 01/28/25 EUR 250,000 65.36 163
238
ATS Corp. 01/28/21 173,000 100.83 174
165
Avantor, Inc. 01/28/21 199,000 102.14 203
194
Avation Capital SA 07/06/21 291 95.06 —
—
Avianca Midco 2 PLC 05/12/25 112,000 92.32 103
104
Axalta Coating Systems LLC 01/28/21 160,000 101.70 163
159

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
202
Axon Enterprise, Inc. 03/05/25 283,000 100.00 283
290
Azzurra Aeroporti SpA 10/31/22 EUR 180,000 100.99 182
204
B&G Foods, Inc. 11/14/24 284,000 102.58 291
266
BAHA Trust 11/22/24 700,000 99.99 700
720
Bahrain Government International Bond 03/17/25 413,000 101.69 420
423
Bahrain Government International Bond 05/16/25 704,000 102.27 720
727
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
451
Bain Capital Credit CLO, Ltd. 02/19/25 250,000 100.00 250
242
BAMLL Trust 02/07/25 500,000 100.00 500
502
Banco de Bogota SA 03/06/24 126,000 96.91 122
124
Banco de Credito del Peru 04/16/24 92,000 93.33 86
91
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 92.21 455
490
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 98.10 122
123
Banco Nacional de Panama 01/23/24 704,000 80.40 566
597
Bangkok Bank PCL 11/13/24 206,000 101.57 209
210
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.51 483
375
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
592
Bapco Energies Sukuk, Ltd. 07/21/21 247,000 102.59 253
243
Barbados Government International Bond 06/23/25 227,000 100.00 227
227
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.66 433
444
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.54 221
222
Barclays Commercial Mortgage Trust 01/24/25 500,000 81.99 410
404
Bausch Health Americas, Inc. 07/02/25 165,000 95.71 158
163
Bausch Health Cos., Inc. 12/17/19 453,000 177.25 803
465
Bausch Health Cos., Inc. 11/18/20 102,000 142.50 145
92
Bausch Health Cos., Inc. 09/18/24 340,000 60.39 205
218
BAY Mortgage Trust 04/28/25 250,000 100.00 250
251
Bayer AG 09/04/23 EUR 300,000 100.87 303
350
Bayer AG 09/26/23 EUR 200,000 104.79 210
249
Bayer US Finance II LLC 12/16/22 EUR 600,000 102.55 615
674
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 102.70 205
223
BCP V Modular Services Finance II PLC 01/22/25 EUR 350,000 95.87 336
348
Benin Government International Bond 06/13/25 200,000 94.45 189
197
Bertelsmann SE & Co. KGaA 05/03/22 EUR 400,000 103.99 416
458
Betony CLO, Ltd. 03/24/21 1,000,000 100.00 1,000
1,002
Bimbo Bakeries USA, Inc. 02/10/25 171,000 103.53 177
178
Birch Grove CLO, Ltd. 07/18/24 250,000 100.00 250
251
Birch Grove CLO, Ltd. 01/23/25 350,000 100.00 350
343
Birch Grove CLO, Ltd. 01/23/25 300,000 100.00 300
300
Blackstone Mortgage Trust, Inc. 11/02/21 180,000 99.90 180
175
BMD2 Re-Remic Trust 02/03/21 892,000 89.93 802
736
BNP Paribas SA 12/11/24 137,000 93.35 128
129
BOCA Commercial Mortgage Trust 08/07/24 500,000 99.76 499
501
Bolivia Government International Bond 04/04/23 200,000 67.78 136
152
Bombardier, Inc. 12/09/24 245,000 104.35 256
256
Bombardier, Inc. 06/04/25 242,000 106.24 257
262
Booz Allen Hamilton, Inc. 03/03/21 157,000 101.07 159
152
Booz Allen Hamilton, Inc. 03/17/25 225,000 94.98 214
218
Boston Gas Co. 04/16/24 83,000 94.89 79
81
Brand Industrial Services, Inc. 08/10/23 166,000 101.57 169
151
Brant Point CLO, Ltd. 06/03/25 650,000 100.00 650
650
British Telecommunications PLC 02/26/24 GBP 200,000 135.02 270
285
Builders FirstSource, Inc. 03/03/21 245,000 103.81 254
240
BX Commercial Mortgage Trust 02/23/23 175,000 96.22 168
174
BX Commercial Mortgage Trust 04/24/24 387,531 99.28 385
387
BX Commercial Mortgage Trust 05/08/24 493,503 99.78 492
494
BX Trust 02/06/23 500,000 96.53 483
499
BX Trust 01/24/24 500,000 97.87 489
500
BX Trust 04/26/24 422,665 98.80 418
423
BX Trust 06/06/24 380,000 98.39 374
379
BX Trust 02/20/25 500,000 99.75 499
499
BX Trust 05/30/25 500,000 100.00 500
501
C&W Senior Finance, Ltd. 02/06/25 619,000 100.23 620
637
CACI International, Inc. 05/21/25 130,000 100.00 130
133
Caesars Entertainment, Inc. 12/09/24 266,000 103.24 275
274
Caesars Entertainment, Inc. 05/12/25 10,000 96.48 10
10
CALI Mortgage Trust 07/03/24 300,000 99.76 299
300

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
179
Calpine Corp. 12/09/24 257,000 98.34 253
256
Cameron LNG LLC 05/07/25 146,000 88.81 130
132
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 200,000 108.15 216
243
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.65 703
603
Capstone Copper Corp. 05/12/25 13,000 99.68 13
13
Carnival Corp. 02/23/23 629,000 84.79 533
635
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carnival Corp. 03/17/25 163,000 96.21 157
158
Carnival Corp. 05/12/25 35,000 100.12 35
36
Carnival Corp. 05/12/25 13,000 100.37 13
13
Carriage Purchaser, Inc. 09/23/21 744,000 98.93 736
688
Carvana Co. 04/05/24 1,060,890 105.18 1,156
1,262
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,207
Castor SpA 02/10/22 EUR 138,000 113.98 157
151
CBB International Sukuk Programme Co. WLL 07/18/24 710,000 96.42 685
686
CBB International Sukuk Programme Co. WLL 05/13/25 200,000 99.31 199
202
CCL Industries, Inc. 05/08/25 190,000 91.10 173
176
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.33 745
720
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 93.27 1,202
1,076
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.89 29
28
CCO Holdings LLC / CCO Holdings Capital Corp. 07/09/24 347,000 97.51 338
344
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
274
CEC Entertainment LLC 07/18/25 485,000 99.41 482
482
Cedar Funding CLO, Ltd. 03/22/19 250,000 98.87 247
250
Celulosa Arauco y Constitucion SA 01/08/24 60,000 93.03 56
57
Cemex SAB de CV 02/10/25 68,000 98.62 67
68
Cemex SAB de CV 07/08/25 144,000 99.70 144
143
Cencosud SA 09/12/23 123,000 96.77 119
122
Centrais Eletricas Brasileiras SA 01/15/25 259,000 94.04 244
256
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. 01/28/25 210,000 100.15 210
178
Cerba Healthcare SACA 11/12/24 EUR 300,000 92.09 276
246
CEZ AS 06/15/17 383,000 108.90 417
342
CF Industries, Inc. 12/07/23 128,000 98.65 126
128
CFAMC III Co., Ltd. 06/08/21 200,000 90.80 182
199
Chase Home Lending Mortgage Trust 07/29/19 103,171 100.90 104
91
Chase Home Lending Mortgage Trust 10/30/19 66,162 100.71 66
58
Chase Home Lending Mortgage Trust 10/30/19 423,437 101.47 430
368
Chase Home Lending Mortgage Trust 06/21/24 328,186 98.47 323
328
China Government International Bond 06/02/25 1,341,000 96.90 1,299
1,299
CHNGE Mortgage Trust 01/21/22 284,096 99.99 284
269
Chobani Holdco II LLC 12/04/24 211,285 105.66 223
227
CHS/Community Health Systems, Inc. 01/26/21 329,000 94.73 312
275
CHS/Community Health Systems, Inc. 05/04/21 180,000 100.00 180
127
CHS/Community Health Systems, Inc. 01/20/22 330,000 95.01 314
289
CHS/Community Health Systems, Inc. 04/29/22 460,000 97.00 446
438
CHS/Community Health Systems, Inc. 12/13/24 175,000 82.51 144
137
Cidron Aida Finco Sarl 04/01/25 GBP 270,000 129.19 349
367
CIFC Funding, Ltd. 03/18/21 1,000,000 100.00 1,000
1,004
CIFC Funding, Ltd. 02/20/25 500,000 100.00 500
499
CIM Trust 09/27/18 162,777 97.05 158
150
CIM Trust 03/22/19 25,929 101.30 26
24
CIM Trust 11/07/19 234,487 100.40 235
207
CIM Trust 11/07/19 100,423 100.64 101
88
CIM Trust 03/01/21 688,571 101.83 701
551
CIM Trust 03/29/21 343,377 100.36 345
275
Cimpress PLC 10/23/24 727,000 97.74 711
705
CITGO Petroleum Corp. 07/09/24 180,000 102.93 185
187
Citigroup Commercial Mortgage Trust 06/14/19 120,000 87.26 105
106
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.85 434
461
Citigroup Mortgage Loan Trust 05/06/21 507,973 101.13 514
407
Citigroup Mortgage Loan Trust, Inc. 06/25/21 441,320 100.36 443
353
Civitas Resources, Inc. 06/11/25 603,000 101.16 610
610
Clarios Global, LP / Clarios US Finance Co. 04/05/24 211,000 100.48 212
216
Clear Channel Outdoor Holdings, Inc. 03/04/24 474,000 100.54 477
488
Cleveland-Cliffs, Inc. 12/09/24 211,000 101.15 213
211
Cleveland-Cliffs, Inc. 05/12/25 26,000 93.16 24
25
CLI Funding VI LLC 03/23/21 511,153 100.22 512
474

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cloud Software Group Holdings, Inc. 01/29/24 294,000 95.50 279
304
Cloud Software Group, Inc. 11/09/22 638,000 94.65 606
644
Cloud Software Group, Inc. 10/17/24 312,000 103.80 324
332
Clydesdale Acquisition Holdings, Inc. 03/30/22 618,000 90.74 561
630
CMG Media Corp. 10/16/24 632,028 89.69 567
615
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
107
Coinbase Global, Inc. 09/14/21 402,000 93.93 378
378
Comision Federal de Electricidad 03/20/25 288,000 84.85 244
238
COMM Mortgage Trust 11/21/24 500,000 101.45 507
512
Commonbond Student Loan Trust 11/27/18 55,131 100.65 55
52
Commonbond Student Loan Trust 06/02/20 58,578 99.98 59
51
Commonbond Student Loan Trust 03/10/21 179,809 100.00 180
138
CommScope LLC 02/18/25 392,000 103.92 407
412
CommScope LLC 03/04/25 155,000 90.88 141
151
CommScope Technologies LLC 03/04/25 311,000 96.10 299
304
Compass Group Diversified Holdings LLC 04/07/21 197,000 102.42 202
183
Connect Finco SARL / Connect US Finco LLC 09/11/24 366,000 100.00 366
370
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
718
Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.79 1,101
1,224
Connecticut Avenue Securities Trust 05/07/24 600,000 106.37 638
632
Connecticut Avenue Securities Trust 09/10/24 500,000 108.22 541
539
Connecticut Avenue Securities Trust 02/05/25 500,000 101.22 506
505
Connecticut Avenue Securities Trust 02/05/25 700,000 101.59 711
705
Connecticut Avenue Securities Trust 07/29/25 1,000,000 103.19 1,032
1,032
Consolidated Communications Holdings, Inc. 07/17/24 141,000 87.29 123
142
Consolidated Energy Finance SA 09/30/21 826,000 96.68 799
689
Consolidated Energy Finance SA 11/09/22 179,000 98.20 176
175
CoreLogic, Inc. 07/06/21 181,000 99.82 181
171
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.21 463
373
Corp. Nacional del Cobre de Chile 01/08/25 248,000 99.96 248
253
Corp. Nacional del Cobre de Chile 04/28/25 600,000 100.91 605
613
Costa Rica Government International Bond 03/14/24 805,000 104.16 839
839
Coty, Inc. 08/10/23 156,000 99.09 155
156
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 03/17/25 185,000 102.07 189
190
CPI Property Group SA 07/10/24 EUR 500,000 119.20 596
612
CPI Property Group SA 07/10/24 EUR 210,000 91.39 192
209
CPI Property Group SA 11/06/24 EUR 420,000 84.03 353
397
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
741
Credit Agricole SA 10/02/24 208,000 102.61 213
213
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
301
CSC Holdings LLC 07/06/21 973,000 90.35 879
455
CSC Holdings LLC 04/05/24 811,000 97.77 792
759
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 136,000 95.63 130
131
CVR Energy, Inc. 01/10/20 725,000 97.64 708
697
DaVita, Inc. 11/09/22 281,000 82.73 232
268
DBWF Mortgage Trust 10/25/18 1,000,000 92.05 920
939
Deutsche Telekom International Finance BV 07/12/24 62,000 98.69 61
62
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
457
Digicel International Finance, Ltd. / Difl US LLC 07/30/25 398,000 100.00 398
402
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 1,485,000 100.26 1,482
1,476
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 05/12/25 137,000 96.34 132
132
DISH DBS Corp. 11/10/21 57,000 100.00 57
51
DISH DBS Corp. 10/01/24 264,000 95.29 252
248
Dominican Republic International Bond 05/14/25 1,704,000 100.47 1,712
1,747
Dominican Republic International Bond 06/05/25 202,000 92.29 186
192
Dominican Republic International Bond 06/05/25 175,000 98.55 172
178
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
864
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
525
Dresdner Funding Trust I 03/02/22 778,000 109.74 854
857
Driven Brands Funding LLC 05/30/24 258,250 87.01 225
238
Dryden Senior Loan Fund 10/05/18 500,000 99.54 498
501
DT Midstream, Inc. 06/12/25 114,000 96.11 110
110
Dynamo Newco II GmbH 09/25/24 EUR 140,000 111.26 156
167
Eagle Funding Luxco SARL 07/28/25 1,555,000 99.75 1,551
1,565
Ecuador Government International Bond 10/12/22 985,468 51.41 507
734
Ecuador Government International Bond 02/29/24 178,574 54.61 98
128
Ecuador Government International Bond 02/13/25 558,135 76.39 430
488

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
568
EDP SA 05/20/25 EUR 300,000 112.04 336
345
Education Management Corp. 01/05/15 4,460,190 — 327
—
Egypt Government International Bond 04/15/24 1,511,000 78.23 1,182
1,231
Egypt Government International Bond 01/28/25 439,000 100.00 439
447
Egypt Government International Bond 03/17/25 200,000 98.65 197
204
eircom Finance DAC 04/28/25 EUR 100,000 114.21 114
116
El Salvador Government International Bond 03/07/25 384,000 102.00 392
394
El Salvador Government International Bond 07/21/25 150,000 102.30 153
152
Electricite de France SA 11/28/22 GBP 500,000 117.31 587
654
Electricite de France SA 02/28/23 EUR 400,000 94.76 379
451
Electricite de France SA 01/10/24 EUR 200,000 96.28 193
219
Electricite de France SA 09/10/24 GBP 200,000 130.85 262
270
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
298
ELFI Graduate Loan Program 06/18/20 73,068 99.97 73
67
Elia Group SA 01/02/24 EUR 300,000 111.78 336
361
Ellington Financial Mortgage Trust 11/05/19 96,726 99.98 97
93
Ellington Financial Mortgage Trust 04/14/22 374,185 99.59 373
372
ELO SACA 04/23/24 EUR 400,000 97.61 390
461
ELO SACA 04/29/24 EUR 400,000 104.17 417
476
ELO SACA 01/09/25 EUR 200,000 93.70 187
225
Embecta Corp. 07/18/25 170,000 90.25 153
154
Embecta Corp. 07/23/25 120,000 96.51 116
115
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 106.98 608
488
Empresa Nacional del Petroleo 11/02/17 338,000 91.50 309
263
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 05/04/23 EUR 400,000 110.14 441
480
Enel Finance International NV 06/12/25 140,000 93.08 130
131
Enel SpA 01/07/25 EUR 300,000 102.60 308
346
Energia Group Roi Financeco DAC 07/20/23 EUR 350,000 111.36 390
414
Energizer Gamma Acquisition BV 06/09/21 EUR 575,000 109.09 627
637
Engineering - Ingegneria Informatica - SpA 05/09/23 EUR 445,000 109.12 486
538
Entegris, Inc. 12/09/24 1,355,000 97.85 1,326
1,327
Enviri Corp. 02/24/25 340,000 97.52 332
334
Eskom Holdings SOC, Ltd. 01/28/21 416,000 97.05 404
438
Esselunga SpA 10/27/21 EUR 200,000 118.66 237
223
Eutelsat SA 11/01/23 EUR 400,000 98.07 392
443
Eutelsat SA 04/05/24 EUR 300,000 88.22 265
316
Eutelsat SA 01/07/25 EUR 100,000 94.02 94
124
Evergy Missouri West, Inc. 11/13/24 80,000 100.43 80
81
EW Scripps Co. (The) 07/29/25 317,000 99.51 315
315
Excelerate Energy, LP 05/12/25 112,000 103.56 116
117
Export-Import Bank of India 06/27/22 500,000 85.86 429
440
Export-Import Bank of India 11/06/24 200,000 92.58 185
189
Extended Stay America Trust 04/25/24 428,864 99.91 428
431
Ferguson Finance PLC 12/07/23 73,000 98.63 72
72
Ferguson Finance PLC 10/02/24 51,000 99.92 51
51
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 220,000 92.95 204
207
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
331
Fibercop SpA 07/01/24 191,000 105.10 201
190
Fibercop SpA 04/23/25 200,000 95.36 191
195
Fibercop SpA 04/25/25 200,000 92.49 185
189
Fibercop SpA 06/18/25 EUR 199,000 114.75 228
230
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
324
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
506
FirstEnergy Pennsylvania Electric Co. 06/13/25 144,000 96.55 139
139
Flagstar Mortgage Trust 10/24/18 401,731 102.89 413
392
Flagstar Mortgage Trust 06/03/19 71,181 102.57 73
65
Flagstar Mortgage Trust 02/04/21 119,023 102.55 122
109
Flutter Treasury DAC 05/22/25 719,000 100.00 719
725
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
250
Forestar Group, Inc. 04/28/25 526,000 98.01 516
528
Fortescue Metals Group, Ltd. 11/09/22 248,000 84.29 209
233
Fortrea Holdings, Inc. 03/05/25 347,000 96.17 334
317
Forvia SE 01/08/25 EUR 200,000 102.93 206
234
Freddie Mac STACR REMIC Trust 03/08/23 397,606 99.45 395
399
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.65 209
210
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
703
Freddie Mac STACR REMIC Trust 05/01/25 500,000 100.00 500
504

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
FREMF Mortgage Trust 03/24/21 13,198,145 0.38 50
9
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
3
Fresenius Medical Care US Finance III, Inc. 03/24/25 89,000 84.98 76
77
Froneri Lux FinCo SARL 07/16/25 EUR 120,000 116.35 140
138
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.76 499
493
Full House Resorts, Inc. 04/29/25 649,000 94.59 614
628
Gabon Government International Bond 03/17/25 200,000 79.07 158
163
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
237
Galaxy CLO, Ltd. 05/19/25 550,000 100.00 550
552
GAM Re-REMIC Trust 04/01/21 1,258,000 110.34 1,388
1,087
GAM Re-REMIC Trust 04/01/21 905,000 70.26 636
756
GAM Re-REMIC Trust 04/01/21 837,000 72.64 608
740
GAM Re-REMIC Trust 11/04/21 796,000 88.58 705
791
GAM Re-REMIC Trust 11/04/21 312,000 97.92 306
310
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
244
GAM Re-REMIC Trust 01/28/22 50,694 87.49 44
50
Gartner, Inc. 02/18/21 150,000 102.74 154
148
Gartner, Inc. 03/17/25 154,000 94.62 146
146
Gazprom PJSC Via Gaz Capital SA 08/17/16 1,000,000 112.27 1,123
733
Georgian Railway JSC 04/07/22 451,000 91.19 411
414
GFL Environmental, Inc. 10/12/21 188,000 100.83 190
184
GFL Environmental, Inc. 12/09/24 29,000 95.55 28
28
GFL Environmental, Inc. 05/01/25 209,000 104.00 217
217
GGAM Finance, Ltd. 12/27/23 925,000 101.44 938
953
GGAM Finance, Ltd. 01/02/25 36,000 98.64 36
36
Ghana Government International Bond 10/09/24 207,000 89.21 185
197
Ghana Government International Bond 11/20/24 449,000 89.88 404
427
Global Infrastructure Solutions, Inc. 01/10/24 822,000 92.85 763
817
Global Net Lease, Inc. 01/28/21 999,000 97.84 958
954
Global Partners, LP / GLP Finance Corp. 07/18/25 76,000 100.62 76
77
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 12/09/24 182,000 99.70 181
181
goeasy, Ltd. 05/12/21 187,000 100.24 187
184
GoodLeap Sustainable Home Solutions Trust 06/09/21 998,627 99.96 998
755
Grand City Properties SA 03/25/25 EUR 200,000 101.74 203
221
Graphic Packaging International LLC 07/06/21 204,000 100.59 205
195
Gray Oak Pipeline LLC 03/17/25 115,000 96.55 111
112
Greenland Global Investment, Ltd. 01/10/18 523,153 97.44 510
110
Greenland Global Investment, Ltd. 09/07/21 876,412 87.77 769
192
Grifols SA 12/11/24 EUR 680,000 104.94 714
819
GrubHub, Inc. 10/12/21 454,000 98.02 442
444
Grupo Bimbo SAB de CV 12/07/23 49,000 89.39 44
42
GS Mortgage Securities Trust 08/01/19 853,928 105.42 900
795
GS Mortgage Securities Trust 12/06/21 448,233 96.65 433
346
GS Mortgage Securities Trust 01/10/22 806,979 97.52 787
645
GS Mortgage Securities Trust 03/08/23 500,000 99.86 499
503
GS Mortgage-Backed Securities Trust 03/12/21 715,940 101.29 725
571
GS Mortgage-Backed Securities Trust 05/14/21 355,855 96.95 345
281
GS Mortgage-Backed Securities Trust 06/03/21 857,051 103.60 888
748
GS Mortgage-Backed Securities Trust 06/15/21 748,255 100.48 752
596
GS Mortgage-Backed Securities Trust 06/15/21 800,000 100.84 807
559
GS Mortgage-Backed Securities Trust 09/22/21 912,345 100.82 920
730
GS Mortgage-Backed Securities Trust 01/21/25 447,646 99.25 444
448
GSAT Trust 06/25/25 400,000 100.00 400
400
Guatemala Government International Bond 07/17/24 604,000 100.83 609
618
Guatemala Government International Bond 07/07/25 423,000 98.43 416
420
Harvest Midstream I, LP 08/05/20 1,206,000 101.15 1,220
1,220
Hat Holdings I LLC 03/24/25 37,000 103.18 38
38
Hawaii Hotel Trust 03/06/25 250,000 99.75 249
250
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 400,000 105.54 422
427
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 1,288,000 99.64 1,283
1,293
Heathrow Finance PLC 05/14/24 GBP 200,000 124.95 250
264
Herbalife Nutrition, Ltd. 08/24/23 213,000 99.94 213
213
Herc Holdings, Inc. 05/15/25 204,000 100.00 204
211
Herc Holdings, Inc. 05/15/25 224,000 100.00 224
232
Hertz Corp. (The) 05/12/25 168,000 100.51 169
176
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 93.37 241
249
Hilton Domestic Operating Co., Inc. 05/12/25 12,000 89.62 11
11
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 989,000 80.99 799
829

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 670,000 98.01 657
731
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.76 499
501
Holding d'Infrastructures des Metiers de l'Environnement 06/19/24 EUR 190,000 107.09 203
222
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 260,000 101.42 264
273
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 02/18/21 192,000 102.92 198
191
HRB Winddown, Inc. 10/30/20 970,000 — —
—
Hungary Government International Bond 07/19/23 334,000 101.26 338
345
Hungary Government International Bond 06/16/25 1,178,000 97.93 1,154
1,193
Hungary Government International Bond 06/16/25 542,000 99.99 542
548
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 145,000 100.00 145
147
ICICI Bank, Ltd. 03/24/25 114,000 97.90 112
112
ICNQ Mortgage Trust 11/04/24 600,000 100.93 606
615
iHeart Communications, Inc. 01/13/25 327,000 85.14 278
270
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.93 160
179
IHO Verwaltungs GmbH 01/07/25 EUR 400,000 107.63 431
489
Iliad Holding SASU 04/30/24 EUR 150,000 106.72 160
184
Imperial Brands Finance PLC 03/17/25 97,000 102.50 99
100
Imperial Fund Mortgage Trust 04/14/22 345,449 99.99 345
345
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 96.17 156
157
InRetail Consumer 02/07/24 97,000 92.96 90
93
Instituto Costarricense de Electricidad 02/07/18 561,000 82.39 462
515
International Flavors & Fragrances, Inc. 08/05/24 36,000 93.98 34
34
Intesa Sanpaolo SpA 12/06/23 130,000 97.28 126
128
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
499
Intrum Investments and Financing AB 07/29/25 EUR 250,000 103.38 258
253
Inversion Escrow Issuer LLC 07/24/25 363,000 100.00 363
359
IQVIA, Inc. 12/09/19 210,000 101.59 213
209
Iron Mountain, Inc. 05/12/21 163,000 101.10 165
159
Iron Mountain, Inc. 12/09/24 171,000 94.04 161
162
ITC Holdings Corp. 04/16/24 127,000 98.78 125
128
ITT Holdings LLC 06/23/21 480,000 99.96 480
457
Ivory Coast Government International Bond 01/23/24 350,000 98.23 344
345
Ivory Coast Government International Bond 03/25/25 218,000 97.55 213
215
J.G. Wentworth XLII LLC 10/02/18 400,573 99.97 400
365
James Hardie International Finance Designated Activity Co. 03/24/25 95,000 98.37 93
94
Jane Street Group / JSG Finance, Inc. 05/12/25 26,000 101.72 26
27
JB Poindexter & Co., Inc. 12/07/23 649,000 100.48 652
663
JDE Peet's NV 12/07/23 78,000 94.54 74
74
Jefferson Capital Holdings LLC 07/28/21 763,000 99.64 760
761
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
371
Jefferson Capital Holdings LLC 04/29/25 421,000 100.98 423
439
JetBlue Airways Corp. / JetBlue Loyalty, LP 05/12/25 162,000 96.95 157
157
JH North America Holdings, Inc. 06/03/25 185,000 100.00 185
187
JH North America Holdings, Inc. 06/03/25 173,000 100.00 173
174
Jordan Government International Bond 04/04/23 172,000 99.22 171
178
Jordan Government International Bond 01/17/24 264,000 99.18 262
272
JPMorgan Commercial Mortgage Securities Trust 09/20/24 250,000 99.70 249
250
JPMorgan Mortgage Trust 12/06/18 698,603 90.96 635
627
JPMorgan Mortgage Trust 01/18/19 23,117 99.92 23
21
JPMorgan Mortgage Trust 03/22/19 15,724 100.99 16
15
JPMorgan Mortgage Trust 01/24/20 288,300 103.86 299
253
JPMorgan Mortgage Trust 01/28/20 47,393 101.55 48
42
JPMorgan Mortgage Trust 01/30/20 339,485 100.97 343
293
JPMorgan Mortgage Trust 06/02/20 128,394 101.82 131
112
JPMorgan Mortgage Trust 07/15/20 610,373 103.49 632
611
JPMorgan Mortgage Trust 07/21/20 397,569 106.33 423
344
JPMorgan Mortgage Trust 08/20/20 229,742 104.93 241
210
JPMorgan Mortgage Trust 10/28/20 145,653 102.86 150
122
JPMorgan Mortgage Trust 11/10/20 56,403 102.54 58
50
JPMorgan Mortgage Trust 12/07/20 17,475 103.72 18
17
JPMorgan Mortgage Trust 01/19/21 274,529 103.01 283
220
JPMorgan Mortgage Trust 05/21/21 203,369 100.91 205
163
JPMorgan Mortgage Trust 04/27/22 396,882 91.09 362
332
JPMorgan Mortgage Trust 09/21/23 971,705 91.98 894
960
JPMorgan Mortgage Trust 09/21/23 556,907 97.69 544
560
JPMorgan Mortgage Trust 04/17/24 641,692 99.70 640
650
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.10 971
958

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 01/14/25 795,730 96.75 770
787
JSCB Agrobank 01/15/25 463,000 102.40 474
493
Kaixo Bondco Telecom SA 09/02/22 EUR 100,000 87.99 88
116
KazMunayGas National Co. JSC 10/19/18 726,000 85.17 618
637
KEB Hana Bank 06/04/24 50,000 93.72 47
49
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
301
Kioxia Holdings Corp. 07/16/25 261,000 100.00 261
260
Kioxia Holdings Corp. 07/16/25 320,000 100.00 320
317
Kodiak Gas Services LLC 07/09/24 160,000 102.34 164
164
Kondor Finance PLC 01/28/21 818,460 98.50 806
639
KSL Commercial Mortgage Trust 11/27/24 600,000 99.76 599
599
La Poste SA 01/09/25 EUR 200,000 102.34 205
238
LABL, Inc. 04/05/24 197,000 99.24 196
186
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.19 202
189
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.65 338
258
Lebanon Government International Bond 02/14/19 213,000 100.00 213
39
Lebanon Government International Bond 10/31/22 1,227,000 13.19 162
227
Lebanon Government International Bond 07/18/25 38,000 18.34 7
7
Level 3 Financing, Inc. 01/26/24 1,481,763 102.86 1,519
1,683
LGI Homes, Inc. 11/12/24 687,000 100.00 687
661
Liberty Mutual Group, Inc. 05/03/22 51,000 127.89 65
60
LifePoint Health, Inc. 07/31/23 995,000 100.17 997
1,074
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
783
LifePoint Health, Inc. 05/09/24 696,000 98.59 686
723
LifePoint Health, Inc. 05/12/25 53,000 104.56 55
56
Lightning Power LLC 08/07/24 962,000 102.25 984
1,006
Live Nation Entertainment, Inc. 04/08/20 382,000 95.72 366
376
LoanCore Issuer, Ltd. 01/24/25 500,000 99.76 499
495
LPL Holdings, Inc. 03/17/25 192,000 95.69 184
186
Luna 2 5SARL 06/18/25 EUR 100,000 114.75 115
118
LYB Finance Co. BV 12/07/23 77,000 103.68 80
81
Ma'aden Sukuk, Ltd. 07/16/25 200,000 102.08 204
204
Madison IAQ LLC 04/05/24 190,000 92.45 176
185
Madison Park Funding, Ltd. 05/30/24 250,000 100.00 250
251
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
288
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.24 375
400
Marks & Spencer PLC 09/27/18 111,000 107.20 119
120
Mattamy Group Corp. 04/29/20 620,000 94.06 583
595
Mattel, Inc. 02/25/25 223,000 95.34 213
214
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 95.98 775
798
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
548
Mauser Packaging Solutions Holding Co. 08/10/23 238,000 99.85 238
237
Mazoon Assets Co. SAOC 10/02/24 254,000 99.77 253
255
McGraw-Hill Education, Inc. 11/01/24 474,000 98.83 468
473
MDGH GMTN RSC, Ltd. 06/05/25 309,000 68.07 210
215
Medline Borrower, LP 04/20/22 134,000 94.22 126
128
Medline Borrower, LP 05/03/23 167,000 89.91 150
164
Mello Mortgage Capital Acceptance 01/24/20 839,001 104.60 878
794
Mercedes-Benz Finance North America LLC 03/17/25 132,000 99.91 132
133
METRO AG 06/26/25 EUR 200,000 120.77 242
236
METRO AG 06/27/25 EUR 450,000 121.22 546
528
Mexico City Airport Trust 01/28/21 225,000 100.59 226
189
MF1, Ltd. 02/13/23 500,000 94.47 472
488
MHC Commercial Mortgage Trust 12/12/23 320,000 97.38 312
320
MHP 03/26/24 240,000 99.42 239
240
Midwest Connector Capital Co. LLC 03/24/25 108,000 98.86 107
107
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 488,000 89.85 438
470
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 95.97 120
123
Mobico Group PLC 12/23/24 EUR 500,000 107.93 540
465
Mobico Group PLC 06/02/25 GBP 200,000 120.00 240
228
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
157
Molina Healthcare, Inc. 06/09/21 203,000 101.82 207
183
Molina Healthcare, Inc. 11/13/24 856,000 100.00 856
845
Mongolia Government International Bond 02/19/25 200,000 99.84 200
199
Monitchem HoldCo 3 SA 04/20/23 EUR 125,000 109.64 137
144
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 24,451 94.40 23
22
Morgan Stanley Capital I Trust 06/05/19 377,000 88.28 333
295

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 491,709 103.68 510
529
Mosaic Solar Loan Trust 11/27/18 50,462 98.61 50
46
Mosaic Solar Loan Trust 11/27/18 131,625 99.10 130
121
Mosaic Solar Loan Trust 06/12/20 171,582 99.98 172
147
Mosaic Solar Loan Trust 03/10/21 503,911 99.49 501
401
Mosaic Solar Loan Trust 03/24/21 194,580 100.13 195
159
Mosaic Solar Loan Trust 06/15/21 313,406 99.56 312
223
MPH Acquisition Holdings LLC 05/03/23 167,000 84.71 141
129
Mundys SpA 12/17/21 EUR 575,000 102.77 591
646
MVM Energetika Zrt. 01/23/24 435,000 102.53 446
457
Nakilat, Inc. 06/15/17 272,734 109.32 298
287
Navient Private Education Refi Loan Trust 11/03/20 98,292 99.99 98
92
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
360
NCR Atleos Corp. 12/09/24 164,000 108.71 178
178
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner, LP 01/12/22 175,000 99.76 175
169
Neptune Bidco US, Inc. 08/15/24 925,000 94.97 878
895
Neuberger Berman Loan Advisers CLO, Ltd. 06/27/24 550,000 100.00 550
553
New Home Co., Inc. (The) 07/08/25 299,000 102.23 306
305
New York State Electric & Gas Corp. 10/17/23 58,000 96.26 56
57
Newell Brands, Inc. 05/08/25 316,000 100.00 316
331
News Corp. 03/17/25 184,000 94.58 174
176
Nexi SpA 08/02/24 EUR 200,000 97.37 195
208
NGG Finance PLC 09/21/22 EUR 535,000 90.54 484
599
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
519
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
297
NGPL PipeCo LLC 03/03/22 103,000 128.15 132
116
Nidda Healthcare Holding GmbH 04/29/25 EUR 567,000 113.81 645
660
Nigeria Government International Bond 10/13/22 670,000 75.67 507
617
Nigeria Government International Bond 06/05/25 200,000 101.62 203
214
Nigeria Government International Bond 06/06/25 802,000 102.11 819
861
Nissan Motor Acceptance Co. LLC 03/04/25 1,518,000 101.67 1,543
1,540
Nissan Motor Acceptance Co. LLC 03/04/25 45,000 98.08 44
44
Nissan Motor Co., Ltd. 03/06/25 EUR 500,000 106.69 533
558
Nissan Motor Co., Ltd. 06/04/25 54,000 93.09 50
50
Northriver Midstream Finance, LP 08/07/24 538,000 101.70 547
549
NRG Energy, Inc. 05/20/24 133,000 93.10 124
126
NRG Energy, Inc. 05/12/25 24,000 99.86 24
24
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.55 493
499
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
251
OBX Trust 01/15/20 91,720 101.51 93
80
OBX Trust 02/16/23 364,273 96.28 351
353
OBX Trust 09/25/24 104,599 101.08 106
105
Ocado Group PLC 08/01/24 GBP 230,000 127.41 293
308
Ocado Group PLC 01/08/25 GBP 700,000 110.65 775
852
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
502
OCP SA 10/05/17 200,000 111.35 223
195
OCP SA 07/21/21 126,000 121.47 153
123
OCP SA 04/24/24 496,000 97.85 485
501
OCP SA 01/15/25 299,000 99.01 296
302
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.60 986
1,002
Odido Group Holding BV 12/09/21 EUR 300,000 104.12 312
346
Office Properties Income Trust 01/03/23 48,000 116.56 56
36
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 103.41 352
350
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
180
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 103.72 207
226
Oman Government International Bond 10/26/22 826,000 100.96 834
862
OmGrid Funding, Ltd. 10/05/17 277,000 100.11 277
278
Ontario Gaming GTA, LP 07/20/23 938,000 100.77 943
949
Open Text Corp. 01/28/21 194,000 100.98 196
187
Open Text Corp. 03/17/25 107,000 102.88 110
110
Open Text Holdings, Inc. 08/16/21 195,000 102.54 200
182
OQ SAOC 07/21/21 893,000 100.28 896
896
Orange SA 09/04/23 EUR 200,000 107.56 215
245
ORL Trust 12/09/24 500,000 99.76 499
501
Orsted A/S 02/27/24 EUR 125,000 109.96 137
146
Orsted A/S 12/16/24 EUR 510,000 101.09 516
553
Orsted A/S 03/17/25 GBP 370,000 96.53 357
368
Orsted A/S 06/25/25 EUR 100,000 95.89 96
94

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Osaic Holdings, Inc. 07/17/25 72,000 100.00 72
73
Osaic Holdings, Inc. 07/17/25 35,000 100.00 35
35
OVH Groupe SAS 01/29/25 EUR 100,000 104.10 104
116
Pagaya AI Debt Grantor Trust 01/27/25 299,974 100.00 300
300
Pakistan Government International Bond 09/03/24 667,000 91.99 614
654
Pakistan Water and Power Development Authority 08/25/21 765,000 80.33 615
680
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,253
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 07/24/25 331,000 94.50 313
319
Paraguay Government International Bond 11/18/24 400,000 96.49 386
397
Paraguay Government International Bond 06/12/25 200,000 101.28 203
205
PCF GmbH 10/29/24 EUR 400,000 94.63 379
360
Performance Food Group, Inc. 10/10/24 148,000 101.15 150
150
Pertamina Hulu Energi PT 05/14/25 537,000 100.00 537
544
Perusahaan Penerbit SBSN Indonesia III 07/16/25 1,209,000 100.00 1,209
1,212
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.25 265
244
Petroleos de Venezuela SA 12/18/24 202,400 11.59 23
28
Petroleos de Venezuela SA 01/07/25 977,900 18.76 183
136
Petroleos de Venezuela SA 05/28/25 79,785 12.65 10
11
Petroleos de Venezuela SA 07/30/25 61,827 14.08 9
9
Petroleos del Peru SA 10/05/17 1,532,000 80.70 1,245
1,024
Petroleos del Peru SA 03/20/25 261,000 77.26 202
208
Petroleos Mexicanos 07/11/19 597,000 79.86 477
419
Petroleos Mexicanos 03/22/22 EUR 600,000 102.18 613
671
Petroleos Mexicanos 09/19/23 EUR 270,000 99.85 270
305
Petroleos Mexicanos 05/20/24 EUR 200,000 102.72 205
221
Petronas Capital, Ltd. 09/20/22 1,724,000 87.46 1,508
1,512
Petronas Capital, Ltd. 10/31/23 884,000 67.56 597
580
Petronas Capital, Ltd. 03/26/25 580,000 100.00 580
585
Phinia, Inc. 11/01/24 459,000 100.05 459
467
Pike Corp. 09/13/21 991,000 95.79 949
987
Pinewood Finco PLC 05/15/24 GBP 300,000 125.38 376
397
Playtika Holding Corp. 05/12/25 70,000 89.57 63
64
PLT VII Finance SARL 05/30/24 EUR 500,000 108.30 542
594
Port of Spain Waterfront Development 02/11/25 267,000 99.35 265
262
Post Holdings, Inc. 05/12/25 38,000 99.77 38
38
PRA Group, Inc. 11/09/21 991,000 95.46 946
915
PRA Group, Inc. 02/14/23 200,000 100.36 201
205
PRA Group, Inc. 05/15/24 414,000 100.00 414
430
Prestige Brands Holdings, Inc. 04/05/24 177,000 97.95 173
175
Prime Healthcare Services, Inc. 05/12/25 175,000 99.53 174
174
Prime Security Services Borrower LLC / Prime Finance, Inc. 12/09/24 45,000 100.18 45
45
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
8
PRM Trust 06/16/25 250,000 98.34 246
248
PRMI Trust 02/10/25 500,000 98.01 490
494
PROG Holdings, Inc. 11/10/21 770,000 100.03 770
743
ProGroup AG 03/20/24 EUR 250,000 109.21 273
287
Prosus NV 12/02/20 142,000 104.92 149
134
PTC, Inc. 03/03/21 157,000 101.44 159
153
PTTEP Treasury Center Co., Ltd. 06/15/17 370,000 123.80 458
389
Qatar Petroleum 07/26/22 923,000 90.09 832
811
Quikrete Holdings, Inc. 05/12/25 46,000 101.83 47
47
QXO Building Products, Inc. 04/23/25 391,000 100.00 391
403
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
326
Radiology Partners, Inc. 08/20/24 1,376,465 91.61 1,261
1,364
Radiology Partners, Inc. 06/26/25 761,000 100.00 761
769
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 96.86 619
654
Raizen Fuels Finance SA 06/26/25 200,000 98.85 198
197
RCKT Mortgage Trust 02/06/20 169,352 100.66 170
142
RCKT Mortgage Trust 03/11/21 133,989 101.53 136
107
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.98 275
266
Reliance Industries, Ltd. 02/07/24 125,000 97.49 122
122
Renault SA 06/18/24 EUR 500,000 105.27 526
550
Renault SA 11/26/24 EUR 300,000 103.84 312
339
Republic of Azerbaijan Government International Bond 09/21/22 384,000 86.51 332
349
Republic of Kazakhstan Government International Bond 06/24/25 787,000 100.10 788
788
Republic of Kenya Government International Bond 05/14/25 653,000 90.69 592
627
Republic of South Africa Government International Bond 03/17/25 571,000 95.52 545
566
Republic of South Africa Government International Bond 07/30/25 200,000 95.35 191
190

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Republic of Uzbekistan Government International Bond 02/14/25 461,000 84.71 390
408
Republic of Uzbekistan Government International Bond 02/19/25 200,000 99.81 200
207
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 92.89 541
517
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 94.21 95
84
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 463,000 84.78 399
411
RFM Re-REMIC Trust 08/03/22 560,000 82.23 460
496
RFM Re-REMIC Trust 08/03/22 1,210,000 87.04 1,053
1,144
RLJ Lodging Trust 11/15/24 750,000 98.42 738
739
Rocket Cos., Inc. 06/05/25 346,000 100.00 346
351
Rocket Cos., Inc. 06/05/25 346,000 100.00 346
353
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 250,000 89.59 224
231
Rockies Express Pipeline LLC 05/06/20 273,000 94.90 259
263
Rockies Express Pipeline LLC 02/02/22 357,000 101.39 362
360
Rockies Express Pipeline LLC 04/02/24 528,000 94.54 499
517
Rogers Communications, Inc. 05/02/23 702,000 94.10 661
694
Roller Bearing Co. of America, Inc. 01/11/22 169,000 101.30 171
163
Romanian Government International Bond 04/29/25 938,000 100.61 944
995
Romanian Government International Bond 06/05/25 150,000 61.88 93
97
Romanian Government International Bond 06/05/25 206,000 98.95 204
215
Romanian Government International Bond 06/12/25 606,000 85.94 521
530
Romanian Government International Bond 07/09/25 466,000 99.89 465
468
RRD Intermediate Holdings, Inc. 05/12/25 225,002 89.03 200
218
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
117
Russian Railways Via RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 91.10 298
292
Sabal Trail Transmission LLC 03/17/25 147,000 98.27 144
145
SABIC Capital I BV 06/05/25 446,000 64.77 289
286
Sabre GLBL, Inc. 07/25/24 267,000 98.34 263
271
Sabre GLBL, Inc. 11/25/24 374,000 100.26 375
385
Sabre GLBL, Inc. 05/20/25 88,000 100.00 88
93
Santander UK Group Holdings PLC 01/07/25 34,000 83.50 28
30
Saudi Arabian Oil Co. 12/14/22 619,000 93.52 579
548
Saudi Arabian Oil Co. 07/10/24 664,000 97.65 648
617
Saudi Arabian Oil Co. 03/17/25 200,000 93.56 187
186
Saudi Arabian Oil Co. 06/05/25 200,000 59.68 119
120
Saudi Electricity Global Sukuk Co. 06/14/17 450,000 106.76 480
438
Saudi Government International Bond 01/08/24 1,327,000 99.35 1,318
1,340
Saudi Government International Bond 11/06/24 750,000 99.62 747
757
Saudi Government International Bond 06/16/25 861,000 83.69 721
742
SCG Commercial Mortgage Trust 07/30/25 650,000 100.00 650
650
Schaeffler
AG
03/23/23 EUR 500,000 106.78 534
574
SDAL Trust 04/17/25 250,000 99.75 249
252
Seagate Data Storage Technology Pte, Ltd. 06/30/25 539,000 95.38 514
516
Seagate Data Storage Technology Pte, Ltd. 06/30/25 202,000 98.36 199
190
Sealed Air Corp. 10/26/16 497,000 103.94 517
531
Seaspan Corp. 07/09/21 1,251,000 93.23 1,173
1,191
Senegal Government International Bond 03/03/25 262,000 79.09 207
195
Sequoia Mortgage Trust 09/17/19 46,768 101.57 48
43
Sequoia Mortgage Trust 10/08/19 46,515 101.19 47
41
Sequoia Mortgage Trust 11/14/19 715,861 102.61 735
628
Sequoia Mortgage Trust 06/22/22 454,825 84.88 386
364
Sequoia Mortgage Trust 01/10/25 181,053 99.38 180
182
Serbia International Bond 06/09/25 482,000 84.11 405
413
SGL Carbon SE 11/08/24 EUR 300,000 104.54 314
334
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 05/08/25 EUR 100,000 112.26 112
119
Sinclair Television Group, Inc. 01/29/25 222,000 100.00 222
227
Sinclair Television Group, Inc. 05/12/25 232,000 73.50 171
172
Sirius XM Radio, Inc. 09/24/24 365,000 88.27 322
322
Sitio Royalties Operating Partnership, LP / Sitio Finance Corp. 07/09/24 157,000 103.09 162
164
Six Flags Entertainment Corp. 03/24/25 311,000 101.10 314
317
SK Hynix, Inc. 11/13/24 109,000 102.87 112
113
Smithfield Foods, Inc. 05/06/24 125,000 97.63 122
124
SNF Group SACA 03/11/25 EUR 100,000 109.21 109
118
Societe Generale SA 04/28/25 211,000 100.70 212
213
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
547
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
889
SoFi Professional Loan Program Trust 03/15/19 850,000 100.33 853
810
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
505

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
258
Sonic Capital LLC 01/15/20 522,958 100.00 523
511
Sonic Capital LLC 07/29/21 577,000 100.00 577
489
Sri Lanka Government International Bond 12/20/24 77,223 69.86 54
65
Sri Lanka Government International Bond 12/20/24 398,307 71.14 283
283
Sri Lanka Government International Bond 12/20/24 302,511 72.57 220
253
Sri Lanka Government International Bond 03/17/25 162,000 79.95 130
136
Standard Chartered PLC 10/14/16 512,000 121.69 594
530
Standard Industries, Inc. 04/21/22 254,000 92.39 235
240
Standard Industries, Inc. 09/18/23 EUR 630,000 104.51 658
712
Staples, Inc. 04/19/21 314,551 101.49 319
221
Staples, Inc. 05/23/24 438,000 95.40 417
410
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 104.54 244
247
Summer BC Holdco A SARL 11/09/20 EUR 360,421 112.55 406
412
Summer BC Holdco B SARL 02/07/25 EUR 330,000 103.28 341
371
Sunnova Helios II Issuer LLC 10/26/18 759,623 99.98 759
715
Sunnova Helios II Issuer LLC 10/26/18 540,110 99.98 540
456
Sunnova Helios IV Issuer LLC 06/15/20 312,914 99.99 313
283
Sunnova Sol II Issuer LLC 11/20/20 301,830 99.98 302
249
Sunnova Sol III Issuer LLC 06/11/21 685,946 99.96 686
562
Sunrise FinCo I BV 05/21/25 EUR 200,000 113.19 226
231
Sunrun Bacchus Issuer LLC 01/28/25 698,293 99.98 698
686
Sunrun Xanadu Issuer LLC 05/31/19 329,769 100.00 330
308
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.75 499
497
Symphony CLO, Ltd. 03/21/19 500,000 97.95 490
500
Talen Energy Supply LLC 04/28/23 793,000 100.57 798
843
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 207,000 100.70 208
212
TC Ziraat Bankasi AS 01/15/25 599,000 102.64 615
623
TC Ziraat Bankasi AS 01/28/25 349,000 99.53 347
351
TCW CLO, Ltd. 03/13/25 800,000 100.00 800
801
Team Health Holdings, Inc. 11/04/24 948,990 110.00 1,044
1,023
Team Health Holdings, Inc. 07/23/25 362,000 100.33 363
364
TeamSystem SpA 06/18/25 EUR 160,000 114.75 184
184
Techem Verwaltungsgesellschaft 675 mbH 06/26/25 EUR 522,000 117.07 611
597
Tele Columbus AG 11/13/24 EUR 262,500 87.21 229
205
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 543,000 99.54 540
544
Teleflex, Inc. 01/28/21 156,000 102.26 160
151
Telefonica Europe BV 03/01/23 EUR 200,000 102.66 205
247
Tennessee Gas Pipeline Co. LLC 05/07/25 128,000 91.50 117
118
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 250,000 100.21 251
280
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 560,000 94.16 527
608
Texas Eastern Transmission, LP 12/05/19 74,000 101.17 75
72
Tierra Mojada Luxembourg II Sarl 04/07/22 216,391 90.87 197
206
Topaz Solar Farms LLC 04/02/24 559,525 99.66 558
549
TransDigm, Inc. 07/09/24 100,000 101.32 101
102
Transnet SOC, Ltd. 10/17/23 409,000 97.72 400
426
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,638,894 126.02 3,326
3,395
Trident TPI Holdings, Inc. 11/01/24 580,000 108.51 629
620
Triton Container International, Ltd. 02/19/21 315,833 99.84 315
288
Trivium Packaging Finance BV 05/21/25 EUR 240,000 113.19 272
286
TSMC Global, Ltd. 05/07/25 201,000 92.92 187
187
TUI Cruises GmbH 11/19/24 EUR 120,000 105.95 127
140
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 98.96 444
450
Turkiye Ihracat Kredi Bankasi AS 06/23/25 227,000 99.67 226
229
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.85 400
416
TVL Finance PLC 04/21/23 GBP 100,000 123.38 123
131
UKG, Inc. 12/09/24 201,000 102.97 207
207
Ukraine Government International Bond 04/23/15 195,000 45.87 89
145
Ukraine Government International Bond 08/30/24 149,083 44.25 66
70
Ukraine Government International Bond 08/30/24 689,000 47.07 324
352
Ukraine Government International Bond 10/10/24 789,000 56.46 445
369
Ukraine Government International Bond 03/17/25 200,000 59.07 118
102
UniCredit SpA 06/12/25 123,000 100.36 123
124
United Airlines, Inc. 07/09/24 160,000 98.77 158
159
United Rentals NA, Inc. 03/17/25 154,000 101.59 156
157
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 1,348,000 95.70 1,250
1,311
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 01/14/25 98,000 105.77 104
104

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Univision Communications, Inc. 08/10/23 224,000 101.10 226
230
Univision Communications, Inc. 05/12/25 43,000 95.65 41
44
Univision Communications, Inc. 07/15/25 164,000 100.00 164
170
Upbound Group, Inc. 07/30/25 305,000 97.74 298
297
US Foods, Inc. 03/03/21 213,000 100.83 215
209
UWM Mortgage Trust 05/27/21 710,342 100.46 714
568
Uzbekneftegaz JSC 01/23/24 201,000 87.74 176
187
Var Energi ASA 07/24/23 111,000 102.44 114
117
Var Energi ASA 11/08/23 EUR 350,000 108.21 379
440
Venezuela Government International Bond 07/30/24 745,500 15.55 116
119
Venezuela Government International Bond 09/11/24 599,500 17.07 102
124
Venezuela Government International Bond 03/07/25 267,600 17.98 48
52
Venezuela Government International Bond 05/21/25 224,000 17.59 39
41
Venture CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,001
Venture Global Calcasieu Pass LLC 07/29/21 537,000 97.63 524
496
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
223
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
410
Venture Global LNG, Inc. 04/05/24 353,000 102.54 362
365
Venture Global LNG, Inc. 05/12/25 25,000 104.32 26
27
Venture Global Plaquemines LNG LLC 05/12/25 131,000 104.19 136
142
Venture Global Plaquemines LNG LLC 06/30/25 82,000 100.00 82
84
VEON Holdings BV 12/09/24 207,000 90.47 187
192
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
300
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
345
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
755
Verus Securitization Trust 06/22/22 410,955 88.71 365
350
Vibrantz Technologies, Inc. 10/07/24 322,000 94.18 303
206
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 126,000 95.78 121
125
Videotron, Ltd. 04/05/24 104,000 98.69 103
104
Viking Baked Goods Acquisition Corp. 11/01/24 76,000 100.00 76
74
Virgin Media Vendo Financing PLC 06/03/20 GBP 250,000 125.83 315
320
Viridien 03/11/25 330,000 100.00 330
325
Vistra Operations Co. LLC 03/06/24 124,000 97.28 121
122
Vistra Operations Co. LLC 01/22/25 250,000 98.87 247
249
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
248
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
301
Vmed O2 UK Financing I PLC 06/27/25 EUR 241,000 118.83 286
284
Vodafone Group PLC 02/03/21 EUR 750,000 94.86 711
826
Vodafone Group PLC 01/30/23 EUR 550,000 107.38 591
644
Volkswagen International Finance NV 03/01/23 EUR 100,000 93.33 93
114
Volkswagen International Finance NV 08/29/23 EUR 200,000 108.86 218
261
VTB Bank 10/05/17 200,000 — 200
—
VTB Bank 10/18/18 714,000 — 750
—
Wayfair LLC 10/21/24 313,000 101.36 317
318
Weatherford International, Ltd. 10/14/21 550,000 96.75 532
565
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 86.41 337
321
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.72 372
413
Wells Fargo Commercial Mortgage Trust 05/06/24 500,000 86.99 435
456
Wells Fargo Mortgage Backed Securities Trust 02/14/20 16,918 100.72 17
14
Wells Fargo Mortgage Backed Securities Trust 08/10/20 149,286 102.79 153
126
Wells Fargo Mortgage Backed Securities Trust 09/17/20 192,506 102.13 197
167
Wells Fargo Mortgage Backed Securities Trust 03/12/21 666,147 101.27 675
535
Williams Scotsman, Inc. 01/28/21 188,000 101.71 191
185
Wilsonart LLC 07/25/24 588,000 99.15 583
541
Windstream Services LLC / Windstream Escrow Finance Corp. 05/12/25 65,000 103.68 67
68
Wingstop Funding LLC 11/19/24 900,000 100.00 900
909
Wintershall Dea Finance 2 BV 02/24/23 EUR 200,000 83.86 168
219
Wintershall Dea Finance 2 BV 04/29/25 EUR 250,000 113.81 285
295
Wolverine World Wide, Inc. 11/20/24 580,000 90.24 523
523
World Acceptance Corp. 01/11/22 157,000 100.11 157
160
Worldline SA 09/16/24 EUR 6,602 105.46 7
7
Worldline SA 11/21/24 EUR 300,000 104.43 313
307
Worldline SA 06/03/25 EUR 100,000 112.74 113
103
XPLR Infrastructure Operating Partners, LP 03/20/25 232,000 100.00 232
243
XPO, Inc. 07/25/23 118,000 99.41 117
120
Yara International ASA 12/11/24 61,000 99.44 61
61
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
YPF SA 02/10/21 207 84.25 —
—
YPF SA 03/08/23 250,000 87.97 220
250
YPF SA 01/23/24 387,000 95.98 371
397
Zambia Government International Bond 06/28/24 63,635 88.55 56
59
Zambia Government International Bond 06/20/25 157,674 92.16 145
146
Zaxbys Funding LLC 05/03/24 445,500 100.00 445
449
Zaxbys Funding LLC 05/13/24 720,000 88.35 636
670
Zayo Group Holdings, Inc. 10/10/24 395,000 89.39 353
357
Zayo Group Holdings, Inc. 11/05/24 353,000 94.14 332
336
Zegona Finance PLC 07/10/24 EUR 200,000 108.29 217
242
ZF Europe Finance BV 03/30/22 EUR 800,000 101.52 801
809
ZF Europe Finance BV 09/06/23 EUR 200,000 106.88 214
229
ZF Europe Finance BV 12/20/24 EUR 200,000 100.80 202
217
ZF Europe Finance BV 06/04/25 EUR 100,000 114.14 114 116
324,733
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 88 AUD 10,013 09/25
(17)
Euro-Bobl Futures 21 EUR 2,463 09/25
(19)
Long Gilt Futures 39 GBP 3,594 09/25
66
United States 2 Year Treasury Note Futures 357 USD 73,893 09/25
(90)
United States 5 Year Treasury Note Futures 89 USD 9,627 09/25
16
United States 10 Year Treasury Note Futures 37 USD 4,110 09/25
20
United States 10 Year Ultra Treasury Note Futures 45 USD 5,089 09/25
34
United States Treasury Long Bond Futures 24 USD 2,740 09/25
11
United States Treasury Ultra Bond Futures 21 USD 2,463 09/25 68
Short Positions
Euro-Bund Futures 40 EUR 5,188 09/25
58
Japanese 10 Year Government Bond Futures 8 JPY 1,104,240 09/25
28
Japanese 10 Year Mini Government Bond Futures 3 JPY 41,409 09/25
—
United States 2 Year Treasury Note Futures 125 USD 25,873 09/25
34
United States 5 Year Treasury Note Futures 63 USD 6,815 09/25
(21)
United States 10 Year Treasury Note Futures 43 USD 4,776 09/25
(32)
United States 10 Year Ultra Treasury Note Futures 62 USD 7,011 09/25
(68)
United States Treasury Long Bond Futures 67 USD 7,650 09/25
(182)
United States Treasury Ultra Bond Futures 9 USD 1,055 09/25 (19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (113)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3 CZK 72 08/13/25 —
Bank of America USD 109 EUR 94 09/17/25 (1)
Bank of America USD 121 GBP 90 09/17/25 (2)
Bank of America USD 5 HUF 1,902 08/13/25 —
Bank of America USD — THB 2 08/13/25 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 37 TRY 1,522 08/13/25 —
Bank of America USD 1,514 TRY 62,587 08/13/25 15
Bank of America USD 1,580 ZAR 27,998 08/13/25 (44)
Bank of America CZK 19,719 USD 942 08/13/25 26
Bank of America HKD 12,360 USD 1,580 08/13/25 4
Bank of America HUF 319,563 USD 939 08/13/25 28
Bank of America MXN 5,257 USD 279 08/13/25 1
Bank of America PLN 21 USD 6 08/13/25 —
Bank of America PLN 3,386 USD 937 08/13/25 34
Bank of America SGD 830 USD 654 08/13/25 14
Bank of America THB 21,143 USD 654 08/13/25 6
BNP Paribas USD 652 BRL 3,595 08/13/25 (11)
BNP Paribas USD 927 IDR 15,087,964 08/13/25 (13)
BNP Paribas CAD 256 USD 187 08/29/25 2
BNP Paribas CHF 3,173 USD 4,027 08/13/25 117
BNP Paribas EUR 339 USD 392 08/29/25 5
BNP Paribas EUR 20,274 USD 23,830 08/29/25 654
BNP Paribas EUR 5,050 USD 5,829 09/17/25 49
BNP Paribas GBP 513 USD 693 09/17/25 16
Citigroup USD 2,336 CAD 3,180 08/13/25 (40)
Citigroup USD 932 CLP 866,613 08/13/25 (41)
Citigroup GBP 85 USD 116 08/13/25 3
Citigroup TWD 19,060 USD 663 08/13/25 26
HSBC USD 234 GBP 170 09/17/25 (9)
HSBC EUR 200 USD 235 09/17/25 6
JPMorgan Chase USD 314 JPY 44,988 08/13/25 (15)
JPMorgan Chase USD 1,628 NOK 16,449 08/13/25 (37)
JPMorgan Chase GBP 6,758 USD 9,078 08/29/25 150
Royal Bank of Canada EUR 5,050 USD 5,840 09/17/25 60
Royal Bank of Canada GBP 513 USD 695 09/17/25 18
State Street USD 7 BRL 39 08/13/25 —
State Street USD 6 CAD 9 08/13/25 —
State Street USD 8 CHF 6 08/13/25 —
State Street USD 37 CLP 36,345 08/13/25 —
State Street USD 17 COP 72,523 08/13/25 —
State Street USD 653 COP 2,638,870 08/13/25 (23)
State Street USD 7 EUR 6 08/13/25 —
State Street USD 5 EUR 5 09/17/25 —
State Street USD 58 EUR 50 09/17/25 (1)
State Street USD 76 EUR 65 09/17/25 (2)
State Street USD 194 EUR 165 09/17/25 (6)
State Street USD 682 EUR 585 09/17/25 (12)
State Street USD 4 GBP 3 09/17/25 —
State Street USD 34 GBP 25 09/17/25 (1)
State Street USD 6 IDR 104,518 08/13/25 —
State Street USD 2 MXN 45 08/13/25 —
State Street USD 2 MYR 8 08/13/25 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 932 MYR 3,926 08/13/25 (13)
State Street USD 9 NOK 92 08/13/25 —
State Street USD 13 ZAR 238 08/13/25 —
State Street EUR 10 USD 12 09/17/25 —
State Street EUR 15 USD 18 09/17/25 —
State Street EUR 17 USD 20 09/17/25 1
State Street EUR 20 USD 23 09/17/25 1
State Street EUR 20 USD 24 09/17/25 1
State Street EUR 20 USD 24 09/17/25 1
State Street EUR 20 USD 23 09/17/25 —
State Street EUR 24 USD 28 09/17/25 1
State Street EUR 30 USD 34 09/17/25 —
State Street EUR 35 USD 41 09/17/25 1
State Street EUR 38 USD 45 09/17/25 2
State Street EUR 40 USD 47 09/17/25 1
State Street EUR 132 USD 155 09/17/25 4
State Street EUR 5,050 USD 5,835 09/17/25 56
State Street GBP 2 USD 2 08/13/25 —
State Street GBP 10 USD 14 09/17/25 —
State Street GBP 90 USD 123 09/17/25 5
State Street GBP 513 USD 695 09/17/25 17
State Street HKD 48 USD 6 08/13/25 —
State Street JPY 142,646 USD 959 08/13/25 12
State Street KRW 15,830 USD 11 08/13/25 —
State Street KRW 883,697 USD 651 08/13/25 18
State Street SGD 6 USD 5 08/13/25 —
State Street TWD 140 USD 5 08/13/25 —
UBS USD 3,054 EUR 2,590 08/13/25 (96)
Westpac EUR 5,050 USD 5,837 09/17/25 58
Westpac GBP 513 USD 695 09/17/25 17
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,063
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 14,906 $ 258
$ —
$ 15,164
Corporate Bonds and Notes — 146,190 —
—
146,190
International Debt — 148,170 —
—
148,170
Mortgage-Backed Securities — 64,959 —
—
64,959
Non-US Bonds — 48,637 —
—
48,637
Common Stocks
Consumer Discretionary — — —
—
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Energy — — 184
—
184
Financial Services — — —
—
—
Materials and Processing — — 2,984
—
2,984
Producer Durables — — 2,986
—
2,986
Preferred Stocks — 67 — — 67
Warrants and Rights — 1 — — 1
Short-Term Investments — 226 — 29,920 30,146
Total Investments
— 423,156 6,412 29,920 459,488
Other Financial Instruments
Assets
Futures Contracts 335 — — — 335
Foreign Currency Exchange Contracts — 1,430 — — 1,430
Liabilities
Futures Contracts (448) — — — (448)
Foreign Currency Exchange Contracts — (367) — — (367)
Total Other Financial Instruments
*
$ (113) $ 1,063 $ — $ — $ 950
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 258
Common Stocks
Energy Other* 184
Materials and Processing Discounted cash flow*** Discount rate** 17.0% 2,984
Market approach*** EBITDA multiple**** 8.12x
Discount to guideline comparables 12.7%
Producer Durables Discounted cash flow*** Discount rate** 12.6% 2,986
Market approach*** EBITDA multiple**** 6.24x
Discount to guideline comparables 29.9%
Total Investments 6,412
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2025 were less than 1% of net assets.
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Opportunistic Credit Fund
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
7/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2025
Long-Term Fixed Income
Investments
Asset-Backed Securities $ 264 $ — $ — $ — $ — $ — $ — $ (6) $ 258 $ (6)
International Debt 408 — — — — — 458 50 — —
Common Stocks
Energy 183 — — — — — — 1 184 1
Materials and Processing 3,718 — — — — — — (734) 2,984 (734)
Producer Durables 3,188 — — — — — — (202) 2,986 (202)
Total Investments
$ 7,761 $ — $ — $ — $ — $ — $ 458 $ (891) $ 6,412 $ (941)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
664
Argentina ............................................................................................
2,691
Australia .............................................................................................
233
Azerbaijan ..........................................................................................
596
Bahrain ...............................................................................................
2,631
Barbados ............................................................................................
227
Belarus ...............................................................................................
458
Belgium ..............................................................................................
361
Benin ..................................................................................................
197
Bermuda .............................................................................................
288
Bolivia, Plurinational State of ............................................................
152
Brazil ..................................................................................................
4,398
Canada ................................................................................................
9,189
Cayman Islands ..................................................................................
15,592
Chile ...................................................................................................
3,578
China ..................................................................................................
1,935
Colombia ............................................................................................
3,022
Costa Rica ..........................................................................................
1,354
Czech Republic ..................................................................................
1,561
Denmark .............................................................................................
1,161
Dominican Republic ..........................................................................
2,117
Ecuador ..............................................................................................
1,350
Egypt ..................................................................................................
2,267
El Salvador .........................................................................................
545
Finland ...............................................................................................
410
France .................................................................................................
8,625

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 171
Amounts in thousands
Country Exposure
Fair Value
$
Gabon .................................................................................................
163
Georgia ...............................................................................................
414
Germany .............................................................................................
11,649
Ghana .................................................................................................
623
Guatemala ..........................................................................................
1,039
Hong Kong .........................................................................................
1,191
Hungary ..............................................................................................
2,542
India ...................................................................................................
1,056
Indonesia ............................................................................................
4,001
Ireland ................................................................................................
2,948
Israel ...................................................................................................
888
Italy ....................................................................................................
6,573
Ivory Coast .........................................................................................
560
Jamaica ...............................................................................................
703
Japan ..................................................................................................
1,185
Jersey ..................................................................................................
351
Jordan .................................................................................................
450
Kazakhstan .........................................................................................
1,425
Kenya .................................................................................................
627
Lebanon ..............................................................................................
273
Luxembourg .......................................................................................
2,906
Malaysia .............................................................................................
2,799
Mexico ...............................................................................................
8,511
Mongolia ............................................................................................
199
Morocco .............................................................................................
1,121
Netherlands ........................................................................................
1,352
Nigeria ................................................................................................
1,691
Norway ...............................................................................................
1,084
Oman ..................................................................................................
2,860
Pakistan ..............................................................................................
1,334
Panama ...............................................................................................
3,833
Paraguay .............................................................................................
602
Peru ....................................................................................................
3,174
Philippines ..........................................................................................
2,151
Poland ................................................................................................
2,130
Portugal ..............................................................................................
345
Puerto Rico .........................................................................................
258
Qatar ...................................................................................................
1,098
Romania .............................................................................................
2,305
Russia .................................................................................................
899
Saudi Arabia .......................................................................................
5,581
Senegal ...............................................................................................
195
Serbia .................................................................................................
957
Singapore ...........................................................................................
—
South Africa .......................................................................................
2,720
South Korea .......................................................................................
162

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Spain ..................................................................................................
1,454
Sri Lanka ............................................................................................
736
Sweden ...............................................................................................
598
Switzerland ........................................................................................
864
Taiwan ................................................................................................
187
Thailand .............................................................................................
598
Trinidad and Tobago ..........................................................................
262
Turkey ................................................................................................
4,656
Ukraine ...............................................................................................
1,735
United Arab Emirates .........................................................................
3,403
United Kingdom .................................................................................
15,851
United States ......................................................................................
269,987
Uruguay ..............................................................................................
1,776
Uzbekistan ..........................................................................................
1,295
Venezuela, Bolivarian Republic of ....................................................
520
Zambia ...............................................................................................
1,036
Total Investments ............................................................................... 459,488
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 40,165 $ 265,054 $ 275,291 $ (8) $ — $ 29,920 $ 1,096 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 173
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 93.8%
Asset-Backed Securities - 0.0%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 80 77
Series 2022-ONG Class A1
3.877% due 05/01/37 56 55
Series 2022-PSO Class A2
4.623% due 06/01/44 85 80
212
Municipal Bonds - 6.8%
Alabama Federal Aid Highway Finance
Authority Revenue Bonds
2.650% due 09/01/37 30 24
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 120 134
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 190 225
8.084% due 02/15/50 180 226
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 300 313
7.043% due 04/01/50 240 272
6.907% due 10/01/50 70 79
3.126% due 04/01/55 270 174
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 97
4.353% due 06/01/41 85 76
California State University Revenue
Bonds
3.899% due 11/01/47 95 77
2.897% due 11/01/51 120 82
2.975% due 11/01/51 145 95
2.719% due 11/01/52 105 65
2.939% due 11/01/52 85 55
5.183% due 11/01/53 70 65
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 100 101
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 90 99
4.472% due 01/01/49 100 86
4.572% due 01/01/54 75 64
Chicago Transit Authority Sales and
Transfer Tax Receipts Revenue
Bonds
6.899% due 12/01/40 399 438
Chicago Transit Authority Sales Tax
Receipts Fund Revenue Bonds
6.200% due 12/01/40 130 133
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 103
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 90 76
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 111
6.271% due 12/01/37 90 96
5.264% due 10/01/44 120 116
6.291% due 02/01/45 190 198
5.094% due 10/01/49 120 112
5.263% due 10/01/52 160 152
5.828% due 10/01/53 160 163
5.114% due 10/01/54 105 96
6.385% due 02/01/55 190 196
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 25
City of San Antonio Electric and Gas
Systems Revenue Bonds
5.985% due 02/01/39 50 52
5.808% due 02/01/41 265 268
4.427% due 02/01/42 110 103
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 190 175
2.991% due 06/01/42 95 70
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 230 232
2.900% due 09/01/49 85 56
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 120 122
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 100 81
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 155 171
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 90
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 160 164
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 95 71
County of Riverside Revenue Bonds
3.818% due 02/15/38 90 83
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 75 77
2.613% due 12/01/48 305 201
5.022% due 12/01/48 150 134
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 210 234
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 225 224
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 122
2.843% due 11/01/46 100 71
2.919% due 11/01/50 100 69
4.087% due 11/01/51 45 36

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.507% due 11/01/51 355 302
District of Columbia Water and Sewer
Authority Revenue Bonds
4.814% due 10/01/14 70 59
East Bay Municipal Utility District
Water System Revenue Bonds
5.874% due 06/01/40 70 73
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 190 195
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 90 73
3.924% due 01/15/53 (µ) 75 56
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 90 73
3.714% due 06/01/41 145 110
3.293% due 06/01/42 110 82
4.214% due 06/01/50 400 291
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 93
3.236% due 10/01/52 180 121
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 85 57
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 35
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 95 77
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 115 105
2.774% due 05/01/51 (µ) 105 71
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 195 215
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 75 85
Los Angeles Department of Water and
Power Revenue Bonds
6.574% due 07/01/45 260 272
6.603% due 07/01/50 25 26
Louisiana Local Government
Environmental Facilities and
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 210 211
Series 2022-ELL Class A3
4.275% due 02/01/36 155 149
Series 2022-ELL Class A4
4.475% due 08/01/39 196 186
Series 2023-ELL Class A2
5.048% due 12/01/34 60 61
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 95 99
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 125 118
5.942% due 05/31/57 40 40
Maryland Health and Higher
Educational Facilities Authority
Revenue Bonds
3.052% due 07/01/40 155 116
3.197% due 07/01/50 90 59
Massachusetts Educational Financing
Authority Revenue Bonds
6.352% due 07/01/49 105 108
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 110 113
3.395% due 10/15/40 115 97
2.950% due 05/15/43 105 79
Metropolitan Government of Nashville
and Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 85 90
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 170 199
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 115 123
6.814% due 11/15/40 80 85
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 125 146
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 155 159
Michigan Finance Authority Revenue
Bonds
3.084% due 12/01/34 90 80
3.384% due 12/01/40 105 86
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 69
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 90 67
Missouri State Health and Educational
Facilities Authority Revenue Bonds
3.652% due 08/15/57 250 178
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 126 135
6.655% due 04/01/57 240 257
7.055% due 04/01/57 271 297
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 98
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 314 372
7.102% due 01/01/41 535 610
New York City Municipal Water
Finance Authority Revenue Bonds
5.750% due 06/15/41 75 76

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 175
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.724% due 06/15/42 165 165
5.952% due 06/15/42 90 92
6.011% due 06/15/42 60 62
5.440% due 06/15/43 170 165
5.882% due 06/15/44 75 76
New York State Dormitory Authority
Revenue Bonds
5.228% due 07/01/35 145 147
5.628% due 03/15/39 185 188
5.600% due 03/15/40 90 91
4.946% due 08/01/48 (µ) 90 78
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 190 208
Ohio State University (The) Revenue
Bonds
4.910% due 06/01/40 305 295
Ohio Turnpike and Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 130 93
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 120 112
5.087% due 02/01/52 135 126
Series 2022-ONG Class A3
4.714% due 05/01/52 90 81
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 80 52
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 85 84
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 116
2.840% due 09/01/50 95 61
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 108
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 68
Port Authority of New York and New
Jersey Revenue Bonds
5.647% due 11/01/40 255 267
4.960% due 08/01/46 270 252
4.031% due 09/01/48 75 61
4.926% due 10/01/51 240 220
5.072% due 07/15/53 170 159
4.229% due 10/15/57 140 113
3.175% due 07/15/60 110 69
4.458% due 10/01/62 455 378
4.810% due 10/15/65 235 210
3.287% due 08/01/69 85 53
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 59
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 96
6.583% due 05/15/49 60 64
3.006% due 05/15/50 295 186
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.563% due 05/15/53 170 140
3.256% due 05/15/60 205 129
3.706% due 05/15/20 175 108
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 80 81
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 95 96
3.270% due 05/01/43 290 229
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 75
3.587% due 01/01/43 100 84
3.820% due 01/01/48 75 59
4.787% due 01/01/48 80 71
Salt River Project Agricultural
Improvement and Power District
Revenue Bonds
4.839% due 01/01/41 75 72
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 135 136
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 130 133
San Francisco City and County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 73
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 145 105
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 89
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 75
4.600% due 04/01/38 115 116
7.550% due 04/01/39 750 892
7.300% due 10/01/39 420 482
7.350% due 11/01/39 200 230
7.625% due 03/01/40 245 291
7.600% due 11/01/40 525 631
5.875% due 10/01/41 650 667
5.200% due 03/01/43 145 139
State of Illinois General Obligation
Unlimited
7.350% due 07/01/35 132 143
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 385 393
4.681% due 04/01/40 70 67
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 480 482
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 255 199
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 25 17

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
United Nations Development Corp.
Revenue Bonds
6.536% due 08/01/55 90 94
University of California Revenue
Bonds
3.071% due 05/15/51 100 63
4.858% due 05/15/12 130 107
4.767% due 05/15/15 340 276
University of Michigan Revenue Bonds
2.437% due 04/01/40 250 182
3.599% due 04/01/47 75 63
2.562% due 04/01/50 85 52
3.504% due 04/01/52 112 81
4.454% due 04/01/22 280 217
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 165 132
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 205 142
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 150 93
University of Texas System Revenue
Bonds
4.794% due 08/15/46 35 33
3.354% due 08/15/47 95 70
2.439% due 08/15/49 75 45
University of Virginia Revenue Bonds
2.256% due 09/01/50 220 124
2.584% due 11/01/51 95 57
4.179% due 09/01/17 110 80
27,434
United States Government Agencies - 16.5%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 243 182
5.310% due 09/25/35 2,902 2,885
2.400% due 03/24/36 214 168
5.400% due 10/04/38 236 232
2.750% due 03/07/39 485 377
3.650% due 04/01/39 938 794
5.750% due 11/14/39 700 694
1.950% due 08/13/40 536 350
3.700% due 03/24/42 1,368 1,106
5.950% due 11/14/44 350 348
5.860% due 12/02/49 1,000 967
Federal Home Loan Banks
4.875% due 09/10/32 670 694
2.220% due 03/30/35 555 438
1.625% due 08/03/35 650 480
5.625% due 03/14/36 135 145
2.375% due 06/23/36 575 443
5.500% due 07/15/36 7,365 7,929
2.300% due 08/18/36 295 225
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 790 888
4.883% due 09/15/36 (ž) 3,074 1,809
5.128% due 11/15/38 (ž) 1,480 761
Series 1
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.091% due 11/15/38 (ž) 6,164 3,186
Federal National Mortgage Association
5.625% due 07/15/37 5,201 5,641
6.210% due 08/06/38 2,019 2,302
Series 0000
1.550% due 08/24/35 515 377
Tennessee Valley Authority
4.650% due 06/15/35 1,254 1,258
5.880% due 04/01/36 8,529 9,345
5.980% due 04/01/36 1,206 1,324
6.150% due 01/15/38 1,118 1,253
5.500% due 06/15/38 1,859 1,963
5.250% due 09/15/39 10,975 11,304
3.500% due 12/15/42 5,436 4,385
4.875% due 01/15/48 1,741 1,628
4.250% due 09/15/52 833 689
66,570
United States Government Treasuries - 70.5%
United States Treasury Notes
4.500% due 02/15/36 19,643 19,913
4.750% due 02/15/37 12,345 12,713
5.000% due 05/15/37 15,934 16,756
4.375% due 02/15/38 16,762 16,552
4.500% due 05/15/38 18,976 19,003
3.500% due 02/15/39 19,280 17,228
4.250% due 05/15/39 28,857 27,793
4.500% due 08/15/39 30,830 30,392
4.375% due 11/15/39 33,162 32,172
4.625% due 02/15/40 33,413 33,267
1.125% due 05/15/40 44,681 27,576
4.375% due 05/15/40 32,350 31,299
284,664
Total Long-Term Fixed
Income Investments
(cost $383,161) 378,880
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 18,852,397
(∞)
18,847
Total Short-Term Investments
(cost $18,847) 18,847
Total Investments - 98.5%
(identified cost $402,008) 397,727
Other Assets and Liabilities,
Net - 1.5%
5,963
Net Assets - 100.0%
403,690

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 177
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 10 Year Ultra Treasury Note Futures 113 USD 12,778 09/25
90
United States Treasury Long Bond Futures 88 USD 10,048 09/25
228
United States Treasury Ultra Bond Futures 41 USD 4,809 09/25 132
Short Positions
United States 5 Year Treasury Note Futures 1 USD 108 09/25
—
United States 10 Year Treasury Note Futures 33 USD 3,665 09/25
(20)
United States Treasury Long Bond Futures 2 USD 228 09/25
(6)
United States Treasury Ultra Bond Futures 7 USD 821 09/25 (23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 401
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 212 $ —
$ —
$ 212
Municipal Bonds — 27,434 —
—
27,434
United States Government Agencies — 66,570 —
—
66,570
United States Government Treasuries — 284,664 —
—
284,664
Short-Term Investments — — — 18,847 18,847
Total Investments
— 378,880 — 18,847 397,727
Other Financial Instruments
Assets
Futures Contracts 450 — — — 450
Liabilities
Futures Contracts (49) — — — (49)
Total Other Financial Instruments
*
$ 401 $ — $ — $ — $ 401
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Long Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
397,727
Total Investments ............................................................................... 397,727
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows :
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,845 $ 166,101 $ 159,096 $ (1) $ (2) $ 18,847 $ 564 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.6%
Asset-Backed Securities - 5.1%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.526% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 2,440 2,440
Series 2021-FL4 Class A
5.806% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,627 1,627
Series 2022-FL1 Class A
5.790% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,348 3,349
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 4,160 4,159
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,635 2,632
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 2,123 2,116
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
6.026% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,910 3,910
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,878 2,892
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 78 79
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.282% due 04/25/47 (~)(Ê) 7,648 7,298
DLLAA LLC
Series 2025-1A Class A4
5.080% due 04/20/33 (Þ) 1,700 1,733
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 910 946
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,313 1,338
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 4,568 4,636
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,547 1,573
Series 2024-HE3 Class A
5.937% due 07/25/54 (~)(Ê)(Þ) 3,570 3,608
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,493 2,482
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,429 2,442
Series 2025-HE1 Class A
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.829% due 01/25/55 (~)(Ê)(Þ) 1,161 1,171
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 4,338 4,366
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.436% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 1,475 1,426
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 59 74
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 66 66
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 4,000 4,085
JPMorgan Mortgage Trust
Series 2025-HE2 Class A1
5.595% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 7,370 7,370
Kubota Credit Owner Trust
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 1,750 1,784
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 156 156
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,227
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 3,000 3,052
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,156 1,132
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 2,363 2,370
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 3,335 3,352
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,442 2,433
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,663 2,732
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,772 1,818
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 5,478 5,548
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,043 1,017
Series 2023-CES2 Class A1A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.294% due 10/25/63 (~)(Ê)(Þ) 2,309 2,341
98,780
Corporate Bonds and Notes - 26.5%
Consumer Discretionary - 3.7%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 2,963 2,748
American Airlines Pass-Through Trust
Series AA Class AA
3.650% due 02/15/29 7,103 6,823
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2016-1 Class AA
3.575% due 01/15/28 1,406 1,363
Series A
2.875% due 07/11/34 2,356 2,075
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 1,005 723
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 326 328
Bath & Body Works, Inc.
6.950% due 03/01/33 420 432
Best Buy Co., Inc.
1.950% due 10/01/30 980 858
BorgWarner, Inc.
5.400% due 08/15/34 525 531
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,890 1,836
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.150% due 11/10/26 2,782 2,823
3.700% due 04/01/51 545 353
5.250% due 04/01/53 965 796
Series WI
3.750% due 02/15/28 715 699
4.200% due 03/15/28 965 954
Comcast Corp.
3.400% due 04/01/30 505 483
Series WI
4.049% due 11/01/52 2,392 1,778
2.937% due 11/01/56 1,460 844
Cummins, Inc.
5.450% due 02/20/54 1,170 1,131
Darden Restaurants, Inc.
4.550% due 02/15/48 391 318
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,653 2,656
DR Horton, Inc.
5.500% due 10/15/35 418 424
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 2,671 2,645
Ford Motor Co.
7.400% due 11/01/46 1,236 1,287
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Fox Corp.
Series WI
4.709% due 01/25/29 2,922 2,937
General Motors Co.
6.125% due 10/01/25 312 312
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,539
Home Depot, Inc. (The)
3.350% due 04/15/50 1,830 1,278
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,134
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,215 1,156
1.800% due 01/10/28 (Þ) 825 771
Kohl's Corp.
5.125% due 05/01/31 1,122 810
L Brands, Inc.
7.600% due 07/15/37 65 66
LKQ Corp.
Series WI
5.750% due 06/15/28 2,528 2,588
Lowe's Cos., Inc.
3.000% due 10/15/50 475 294
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 270
6.375% due 03/15/37 50 42
5.125% due 01/15/42 146 103
4.300% due 02/15/43 294 194
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,876
McDonald's Corp.
5.450% due 08/14/53 490 470
Newell Brands, Inc.
6.875% due 04/01/36 625 597
7.000% due 04/01/46 556 477
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 2,000 2,029
Nordstrom, Inc.
4.375% due 04/01/30 703 640
5.000% due 01/15/44 820 555
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 422
4.625% due 04/06/31 (Þ) 880 728
Starbucks Corp.
3.750% due 12/01/47 526 384
Steelcase, Inc.
5.125% due 01/18/29 658 649
Tapestry, Inc.
5.500% due 03/11/35 677 680
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,347

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,392 1,385
Travel + Leisure Co.
6.000% due 04/01/27 620 625
Under Armour , Inc.
3.250% due 06/15/26 438 431
United Airlines Pass-Through Trust
Series AA
4.150% due 08/25/31 1,366 1,306
2.700% due 05/01/32 1,493 1,337
VF Corp.
6.450% due 11/01/37 416 373
WarnerMedia Holdings, Inc.
5.141% due 2052 482 298
3.755% due 03/15/27 260 255
5.050% due 03/15/42 1,175 785
Whirlpool Corp.
2.400% due 05/15/31 1,886 1,579
4.700% due 05/14/32 321 294
5.500% due 03/01/33 77 73
5.750% due 03/01/34 127 121
4.600% due 05/15/50 129 96
Yum! Brands, Inc.
6.875% due 11/15/37 404 434
5.350% due 11/01/43 343 324
70,972
Consumer Staples - 1.3%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 370
3.500% due 03/15/29 (Þ) 110 104
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,742
5.950% due 02/14/49 537 531
Coca-Cola Co. (The)
2.600% due 06/01/50 955 587
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,920
Constellation Brands, Inc.
4.350% due 05/09/27 1,223 1,219
2.875% due 05/01/30 1,820 1,682
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 2,221 1,950
Kroger Co. (The)
7.500% due 04/01/31 1,392 1,585
5.500% due 09/15/54 1,565 1,475
Mars, Inc.
5.000% due 03/01/32 (Þ) 340 343
5.200% due 03/01/35 (Þ) 1,360 1,367
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.700% due 05/01/55 (Þ) 1,070 1,058
5.800% due 05/01/65 (Þ) 670 664
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 345
Philip Morris International, Inc.
5.750% due 11/17/32 2,405 2,523
Safeway, Inc.
7.250% due 02/01/31 356 382
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,215 1,107
Sysco Corp.
3.300% due 02/15/50 727 486
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,446
United Rentals NA, Inc.
3.875% due 11/15/27 429 418
25,304
Energy - 2.8%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 1,002 995
Boardwalk Pipelines, LP
3.400% due 02/15/31 3,181 2,937
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,690 1,670
Buckeye Partners, LP
3.950% due 12/01/26 796 783
4.125% due 12/01/27 415 405
5.850% due 11/15/43 252 224
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 1,864 1,683
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 2,130 2,214
DCP Midstream Operating, LP
5.125% due 05/15/29 1,076 1,091
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 2,069 1,994
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,082
Energy Transfer, LP
6.100% due 12/01/28 2,656 2,778
5.000% due 05/15/50 1,810 1,511
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,841
EQT Corp.
5.700% due 04/01/28 2,201 2,264
Exxon Mobil Corp.
3.452% due 04/15/51 540 381
Global Marine, Inc.
7.000% due 06/01/28 522 486
Kinder Morgan Energy Partners, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
7.300% due 08/15/33 1,118 1,255
5.400% due 09/01/44 1,685 1,560
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 1,455 1,430
MPLX, LP
4.000% due 03/15/28 4,434 4,374
Murphy Oil Corp.
5.875% due 12/01/42 484 395
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,593
Occidental Petroleum Corp.
6.200% due 03/15/40 1,651 1,617
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,463
5.650% due 11/01/28 1,090 1,125
6.100% due 11/15/32 820 866
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 224 219
4.800% due 05/15/30 (Þ) 458 442
7.500% due 07/15/38 (Þ) 134 137
6.875% due 04/15/40 (Þ) 290 293
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,444
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,813
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,527 1,411
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 432 424
Transocean, Inc.
7.500% due 04/15/31 692 598
6.800% due 03/15/38 410 308
9.350% due 12/15/41 64 54
Valero Energy Corp.
4.350% due 06/01/28 25 25
Western Midstream Operating, LP
4.500% due 03/01/28 805 799
Williams Cos., Inc. (The)
4.900% due 03/15/29 1,284 1,298
XTO Energy, Inc.
6.750% due 08/01/37 844 954
55,236
Financial Services - 8.1%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,210 1,189
Acadian Asset Management, Inc.
4.800% due 07/27/26 160 158
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,668
5.950% due 02/15/29 (Þ) 2,700 2,793
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 1,511 1,592
American Tower Corp.
5.500% due 03/15/28 1,685 1,727
5.450% due 02/15/34 830 850
American Tower Trust #1
5.490% due 03/15/28 (Þ) 7,133 7,231
3.652% due 03/23/28 (Þ) 2,394 2,326
Aon NA, Inc.
5.750% due 03/01/54 1,040 1,013
Ares Capital Corp.
2.875% due 06/15/28 1,965 1,857
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,130 2,098
Banc of California
Series MTN
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 484 433
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 915 950
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,895 2,596
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 1,565 1,548
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,735 1,553
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 2,558 2,498
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 2,040 1,296
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,195 1,033
Block Financial LLC
2.500% due 07/15/28 1,562 1,469
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,524
Brandywine Operating Partnership, LP
3.950% due 11/15/27 589 568
8.300% due 03/15/28 62 66
4.550% due 10/01/29 229 215
Brown & Brown, Inc.
5.250% due 06/23/32 290 294
5.550% due 06/23/35 420 425
6.250% due 06/23/55 430 441
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,765
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,000 1,066
CBL & Associated Properties, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.250% due 12/01/23 (Š) 400 —
Citigroup, Inc.
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 2,182 2,156
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,285 1,177
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,600 1,416
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,830 1,866
CNO Financial Group, Inc.
5.250% due 05/30/29 1,439 1,451
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 428 422
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,415
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 1,568 1,515
Diversified Healthcare Trust
4.750% due 02/15/28 745 691
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 995 1,096
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 2,215 2,179
Enstar Group, Ltd.
4.950% due 06/01/29 1,508 1,513
EPR Properties Co.
4.750% due 12/15/26 1,449 1,445
4.500% due 06/01/27 1,173 1,164
Equifax, Inc.
5.100% due 06/01/28 1,308 1,328
3.100% due 05/15/30 935 872
2.350% due 09/15/31 1,480 1,287
Equinix , Inc.
3.900% due 04/15/32 1,565 1,477
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,229
First Citizens Bank & Trust Co.
6.125% due 03/09/28 1,475 1,526
FS KKR Capital Corp.
3.400% due 01/15/26 1,480 1,468
2.625% due 01/15/27 1,117 1,074
3.125% due 10/12/28 1,913 1,764
Genworth Holdings, Inc.
6.500% due 06/15/34 436 435
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,174
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 1,630 1,617
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,145 1,029
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,400 1,432
Golub Capital BDC, Inc.
2.050% due 02/15/27 2,580 2,461
Hercules Capital, Inc.
3.375% due 01/20/27 316 307
High Street Funding Trust III
5.807% due 02/15/55 (Þ) 680 657
Hudson Pacific Properties, LP
5.950% due 02/15/28 296 284
4.650% due 04/01/29 373 325
3.250% due 01/15/30 307 246
Intercontinental Exchange, Inc.
3.000% due 06/15/50 620 404
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 1,250 1,237
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,600 1,626
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,455 1,299
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,380 1,416
KeyCorp.
5.000% due 01/26/33 1,915 1,896
Lehman Brothers Holdings, Inc.
1.000% due 09/27/27 734 —
1.000% due 05/02/49 (Æ)(Ø) 681 —
1.000% due 12/31/49 455 —
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 255
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 2,965 2,982
MBIA, Inc.
5.700% due 12/01/34 299 261
Mercury General Corp.
4.400% due 03/15/27 2,320 2,296
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 945 844
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 745 565
Series 10YR
3.625% due 01/20/27 1,685 1,669
Series MTN
3.125% due 07/27/26 440 435
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,725 1,767
Morgan Stanley Direct Lending Fund
Series WI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 02/11/27 1,039 1,031
Nuveen LLC
4.000% due 11/01/28 (Þ) 690 682
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 2,787 2,680
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 715 654
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 770 797
Piedmont Operating Partnership, LP
9.250% due 07/20/28 2,330 2,569
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 505 523
Prospect Capital Corp.
3.437% due 10/15/28 867 783
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 717 727
Radian Group, Inc.
4.875% due 03/15/27 2,637 2,631
Realty Income Corp.
2.850% due 12/15/32 1,270 1,115
S&P Global, Inc.
2.300% due 08/15/60 830 423
Series WI
3.900% due 03/01/62 250 187
Sabra Health Care, LP
3.200% due 12/01/31 1,050 936
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,400 1,391
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,764
Series WI
4.400% due 07/13/27 420 419
Service Properties Trust
4.950% due 10/01/29 262 231
Simon Property Group, LP
1.750% due 02/01/28 610 574
3.250% due 09/13/49 2,195 1,479
Synchrony Financial
5.625% due 08/23/27 1,788 1,819
Synovus Financial Corp.
5.625% due 02/15/28 2,585 2,616
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,165 1,175
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,105 1,028
Series P
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 1,335 1,332
Unum Group
4.046% due 08/15/41 (Þ) 1,185 938
4.500% due 12/15/49 410 324
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,375 2,387
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 985 1,021
VICI Properties, LP / VICI Note Co.,
Inc.
5.750% due 02/01/27 (Þ) 1,884 1,904
Vornado Realty, LP
2.150% due 06/01/26 522 507
3.400% due 06/01/31 157 138
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 2,797 2,675
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,515 1,546
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,165 3,237
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 354 336
156,271
Health Care - 1.9%
AbbVie, Inc.
5.400% due 03/15/54 545 525
Series WI
3.200% due 11/21/29 620 591
4.250% due 11/21/49 1,600 1,305
Amgen, Inc.
5.150% due 03/02/28 935 952
4.200% due 02/22/52 475 368
Biogen, Inc.
5.750% due 05/15/35 560 575
6.450% due 05/15/55 820 839
Bristol-Myers Squibb Co.
2.550% due 11/13/50 1,295 752
5.550% due 02/22/54 855 828
5.650% due 02/22/64 665 642
Series WI
3.900% due 02/20/28 1,305 1,295
Centene Corp.
2.450% due 07/15/28 5,034 4,593
CVS Health Corp.
4.300% due 03/25/28 40 40
4.780% due 03/25/38 2,391 2,190
Edwards Lifesciences Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.300% due 06/15/28 1,354 1,351
Elevance Health, Inc.
4.750% due 02/15/30 495 497
5.200% due 02/15/35 1,300 1,299
HCA, Inc.
4.500% due 02/15/27 1,252 1,250
5.750% due 03/01/35 1,220 1,250
3.500% due 07/15/51 1,763 1,158
Series WI
3.625% due 03/15/32 1,370 1,261
Humana, Inc.
8.150% due 06/15/38 1,841 2,188
Merck & Co., Inc.
2.750% due 12/10/51 1,475 896
Pfizer, Inc.
4.750% due 05/19/33 1,265 1,258
2.550% due 05/28/40 770 548
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 1,250 1,183
Tenet Healthcare Corp.
6.875% due 11/15/31 576 613
Toledo Hospital (The)
4.982% due 11/15/45 178 145
6.015% due 11/15/48 458 420
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,025 1,999
6.050% due 02/15/63 935 933
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 1,573 1,391
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/28 2,291 2,355
37,490
Materials and Processing - 0.7%
Celanese US Holdings LLC
6.879% due 07/15/32 1,217 1,260
7.200% due 11/15/33 840 877
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,100 1,099
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 567 584
H.B. Fuller Co.
4.000% due 02/15/27 582 571
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 991 932
2.300% due 11/01/30 (Þ) 1,580 1,394
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 1,796 1,781
RPM International, Inc.
4.550% due 03/01/29 2,630 2,615
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 584 623
Sherwin-Williams Co. (The)
4.500% due 06/01/47 874 729
United States Steel Corp.
6.650% due 06/01/37 520 544
13,009
Producer Durables - 2.0%
Avnet, Inc.
6.250% due 03/15/28 1,821 1,888
Caterpillar, Inc.
5.200% due 05/15/35 1,610 1,641
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 1,993 1,984
Flowserve Corp.
3.500% due 10/01/30 620 583
Fluor Corp.
4.250% due 09/15/28 779 767
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 2,508 2,415
6.750% due 01/15/31 (Þ) 398 413
Honeywell International, Inc.
4.500% due 01/15/34 925 900
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,919 1,871
2.043% due 08/16/28 818 758
Ingersoll Rand, Inc.
5.400% due 08/14/28 2,240 2,298
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 2,588 2,707
Kirby Corp.
4.200% due 03/01/28 2,474 2,446
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,209
Masco Corp.
1.500% due 02/15/28 1,943 1,800
Nordson Corp.
5.600% due 09/15/28 1,244 1,280
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,195 1,268
Republic Services, Inc.
5.000% due 04/01/34 790 798
RTX Corp.
4.125% due 11/16/28 2,270 2,254
6.400% due 03/15/54 935 1,020
United Parcel Service, Inc.
5.250% due 05/14/35 1,090 1,108
5.950% due 05/14/55 1,100 1,118
Waste Management, Inc.
4.625% due 02/15/33 1,335 1,331

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,755
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,750 1,779
39,391
Technology - 2.5%
Apple, Inc.
3.000% due 06/20/27 1,705 1,673
4.100% due 08/08/62 1,314 1,034
Belo Corp.
7.750% due 06/01/27 99 103
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 1,378 1,337
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,805
Crane NXT Co.
4.200% due 03/15/48 580 341
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 1,285 1,296
Entegris , Inc.
4.750% due 04/15/29 (Þ) 2,792 2,734
Fiserv, Inc.
5.375% due 08/21/28 1,399 1,432
4.200% due 10/01/28 1,405 1,391
3.500% due 07/01/29 1,050 1,007
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 2,865 2,936
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,685
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 985 956
5.600% due 10/15/54 1,020 939
Intuit, Inc.
5.200% due 09/15/33 1,175 1,210
5.500% due 09/15/53 735 726
Jabil, Inc.
3.600% due 01/15/30 1,195 1,137
Kyndryl Holdings, Inc.
6.350% due 02/20/34 860 907
Marvell Technology, Inc.
5.950% due 09/15/33 495 522
5.450% due 07/15/35 560 565
Series *
4.875% due 06/22/28 755 762
Meta Platforms, Inc.
4.600% due 05/15/28 1,630 1,651
5.400% due 08/15/54 1,175 1,136
Micron Technology, Inc.
5.375% due 04/15/28 1,620 1,661
Motorola Solutions, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.600% due 05/23/29 1,790 1,795
2.300% due 11/15/30 540 479
NetApp, Inc.
2.700% due 06/22/30 1,285 1,168
5.700% due 03/17/35 1,079 1,103
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,889
Oracle Corp.
3.250% due 11/15/27 2,215 2,156
2.875% due 03/25/31 1,455 1,319
3.900% due 05/15/35 1,521 1,364
3.950% due 03/25/51 505 367
5.550% due 02/06/53 515 476
Seagate Data Storage Technology Pte ,
Ltd.
Series 144A
4.091% due 06/01/29 (Þ) 132 126
VMware LLC
1.800% due 08/15/28 3,050 2,818
Western Digital Corp.
4.750% due 02/15/26 421 420
49,426
Utilities - 3.5%
Ameren Illinois Co.
3.800% due 05/15/28 880 870
American Electric Power Co., Inc.
5.200% due 01/15/29 2,308 2,358
Appalachian Power Co.
Series Z
3.700% due 05/01/50 1,430 1,002
AT&T, Inc.
4.250% due 03/01/27 1,250 1,246
3.650% due 06/01/51 2,270 1,600
Berkshire Hathaway Energy Co.
Series WI
2.850% due 05/15/51 1,560 959
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 265
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,074 1,040
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 1,001
Dominion Energy South Carolina, Inc.
6.250% due 10/15/53 1,085 1,167
DTE Electric Co.
Series A
1.900% due 04/01/28 650 612
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,745 1,621
Duke Energy Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,699
Duke Energy Florida LLC
6.200% due 11/15/53 567 604
Duke Energy Progress LLC
3.450% due 03/15/29 1,165 1,130
Entergy Corp.
1.900% due 06/15/28 2,332 2,180
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,066 1,053
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,455 1,384
Frontier Florida LLC
Series E
6.860% due 02/01/28 205 214
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,160 1,137
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 1,788 1,799
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 242 206
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 2,743 2,640
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,884
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 1,725 1,215
Pacific Gas and Electric Co.
3.300% due 03/15/27 1,273 1,244
3.000% due 06/15/28 1,728 1,642
PacifiCorp
3.500% due 06/15/29 665 640
Public Service Electric and Gas Co.
Series MTN
2.050% due 08/01/50 2,685 1,430
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,857
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 1,824 1,761
Southern California Edison Co.
5.650% due 10/01/28 2,016 2,062
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 1,692 1,654
Series M
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.100% due 09/15/28 553 547
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,360
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,943
T-Mobile USA, Inc.
4.950% due 03/15/28 860 871
Series WI
3.750% due 04/15/27 1,165 1,151
2.050% due 02/15/28 2,429 2,293
2.550% due 02/15/31 670 599
3.300% due 02/15/51 1,335 885
Union Electric Co.
5.250% due 01/15/54 1,070 992
Verizon Communications, Inc.
3.550% due 03/22/51 3,755 2,672
Series WI
4.272% due 01/15/36 1,917 1,765
Virginia Electric and Power Co.
5.550% due 08/15/54 495 479
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 2,896 2,856
4.300% due 07/15/29 (Þ) 2,730 2,687
Xcel Energy, Inc.
4.000% due 06/15/28 1,712 1,695
66,971
514,070
International Debt - 13.9%
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 1,881 1,824
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 1,265 1,268
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 630 640
3.300% due 01/30/32 1,410 1,277
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 1,193 1,090
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,149
AGL CLO, Ltd.
Series 2022-21A Class A1R
5.686% due 10/21/37 (~)(Ê)(Þ) 10,600 10,637
Series 2025-23A Class A1R
5.476% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 6,130 6,130
Series 2025-37A Class A1
5.572% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 2,100 2,104
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,726 1,697

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,400 1,477
Ares CLO, Ltd.
Series 2022-67A Class A1R
5.509% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 3,650 3,650
Series 2025-56A Class A1R2
5.569% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 3,000 3,006
Series 2025-ALF8 Class A1
5.569% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,340 1,342
AstraZeneca PLC
2.125% due 08/06/50 620 342
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,385 1,215
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,215 1,152
Bain Capital Credit CLO, Ltd.
Series 2024-2A Class A1
5.838% due 07/15/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 2,800 2,813
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 1,769 1,746
Banco Santander SA
3.490% due 05/28/30 1,400 1,327
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 2,029 2,015
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 593
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,988
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,880 1,980
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,370 2,516
Barings CLO, Ltd.
Series 2020-1A Class A1R2
5.578% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 7,280 7,287
Series 2025-1A Class A
5.456% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,265
BAT Capital Corp.
7.081% due 08/02/53 578 644
Series WI
4.540% due 08/15/47 1,495 1,211
Bellemeade Re, Ltd.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-3A Class M1C
5.900% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,581 2,593
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,852 1,925
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,370 2,432
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 2,825 2,772
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 482 523
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 1,638 1,618
5.850% due 02/01/35 258 262
Canadian Pacific Railway Co.
7.125% due 10/15/31 1,078 1,213
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR2
5.816% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 4,300 4,313
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 1,389 1,284
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 1,385 1,080
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 2,050 2,009
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 1,514 1,520
Cencosud SA
4.375% due 07/17/27 (Þ) 2,875 2,853
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CI Financial Corp.
3.200% due 12/17/30 1,155 1,025
CIFC Funding, Ltd.
Series 2014-5A Class A1R3
5.702% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 5,400 5,415
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,520
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,050 975
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,385 1,347
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,410 1,415
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,720 2,813

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Delhaize America LLC
9.000% due 04/15/31 809 962
Deutsche Bank AG
5.882% due 07/08/31 (SOFR +
5.438%)(Ê) 2,300 2,362
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 384
Diageo Capital PLC
5.625% due 10/05/33 1,385 1,453
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 5,100 5,134
Elmwood CLO V, Ltd.
Series 2020-2A Class ARR
5.696% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 8,200 8,248
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,210
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 303
Enel Finance International NV
4.625% due 06/15/27 (Þ) 1,318 1,322
2.125% due 07/12/28 (Þ) 1,648 1,537
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,906
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.648% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 7,600 7,624
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
5.443% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,500
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,101
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 (Þ) 1,720 1,480
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 1,510 1,541
5.893% due 04/04/54 (Þ) 755 739
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 3,836 3,852
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.455% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 2,499 2,491
Home RE, Ltd.
Series 2021-2 Class M2
7.600% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,244
Series 2022-1 Class B1
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
13.350% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,000 2,291
HSBC Holdings PLC
2.013% due 09/22/28 (SOFR +
1.732%)(Ê) 2,847 2,697
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 840 888
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,375 1,404
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,436
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,385 1,371
6.375% due 07/01/55 (Þ) 1,700 1,716
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,286
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,717
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,851
JDE Peet's NV
1.375% due 01/15/27 (Þ) 2,095 1,992
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 1,802 1,760
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,370 2,400
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 300 312
5.150% due 03/17/30 (Þ) 1,050 1,049
6.500% due 03/26/31 (Þ) 435 460
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,825 2,729
Magnetite CLO, Ltd.
Series 2025-26A Class AR2
5.469% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,366
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 297 322
Methanex Corp.
5.250% due 12/15/29 361 355
5.650% due 12/01/44 397 310
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,562 1,564
MF1, Ltd.
Series 2022-FL8 Class A
5.701% due 02/19/37 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 1,216 1,216
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 2,700 2,658

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,225 2,293
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,730 1,530
Nissan Motor Co., Ltd.
4.810% due 09/17/30 (Þ) 173 159
Nokia OYJ
4.375% due 06/12/27 2,839 2,813
NTT Finance Corp.
5.502% due 07/16/35 (Þ) 1,150 1,168
nVent Finance SARL
Series WI
4.550% due 04/15/28 1,352 1,344
Oaktown Re, Ltd.
Series 2021-2 Class M1C
7.700% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,843
Series 2021-1A Class M1C
7.350% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 336 338
OCP CLO, Ltd.
Series 2021-22A Class AR
5.676% due 10/20/37 (~)(Ê)(Þ) 3,800 3,814
Octagon Investment Partners 32, Ltd.
Series 2017-1A Class A1R3
5.698% due 10/31/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 1,700 1,706
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 894
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 341
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,696
3.832% due 02/08/51 (Þ) 1,530 986
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 1,753 1,688
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,696
Rogers Communications, Inc.
5.000% due 02/15/29 640 648
5.300% due 02/15/34 1,250 1,252
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,180 1,204
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 891 880
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 2,985 2,890
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,119
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,530 1,511
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,395 1,405
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,191 2,129
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 850 880
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,409
Telecom Italia Capital SA
6.375% due 11/15/33 446 462
6.000% due 09/30/34 882 875
7.200% due 07/18/36 211 222
7.721% due 06/04/38 274 296
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 3,922 3,911
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 255
TransAlta Corp.
6.500% due 03/15/40 585 567
TransCanada PipeLines , Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,623
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 926
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 840 732
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 865 1,068
UniCredit SpA
3.127% due 06/03/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 3,210 2,910
United Utilities PLC
6.875% due 08/15/28 634 673
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,774
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 1,671 1,749
Voya CLO, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2018-4A Class A1RR
5.678% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 2,000 2,007
Yara International ASA
4.750% due 06/01/28 (Þ) 2,861 2,862
268,395
Mortgage-Backed Securities - 26.4%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,382 620
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 120 120
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,335 1,324
BDS LLC
Series 2022-FL11 Class ATS
6.151% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 6,602 6,610
Series 2025-FL14 Class A
5.633% due 10/21/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,623
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 90 79
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 732 739
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 7,158 7,179
BX Commercial Mortgage Trust
Series 2021-CIP Class D
6.128% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 8,674 8,666
Series 2024-MDHS Class B
6.183% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,766 4,770
BX Trust
Series 2024-BIO Class C
6.982% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,558
Series 2024-VLT4 Class C
6.482% due 07/15/29 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 4,564 4,546
Series 2025-ROIC Class C
5.885% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,383 2,365
Series 2025-ROIC Class D
6.335% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 8,038 7,971
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,282
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 5,889 4,887
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.650% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 3,197 3,196
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 4,612 3,686
DK Trust
Series 2024-SPBX Class A
5.842% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,025
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 3,319 3,322
Fannie Mae
2.600% due 2031 1,658 1,500
5.500% due 2034 130 133
4.500% due 2035 647 645
5.500% due 2035 90 92
6.000% due 2035 90 93
5.500% due 2036 176 181
5.500% due 2037 54 56
6.000% due 2039 74 78
5.500% due 2040 1,111 1,141
5.000% due 2041 590 593
6.000% due 2041 284 297
3.500% due 2045 1,661 1,528
4.000% due 2045 1,005 951
3.000% due 2046 341 302
3.500% due 2046 444 412
4.500% due 2046 852 829
3.000% due 2047 1,635 1,444
3.500% due 2047 783 724
4.000% due 2047 1,025 962
4.500% due 2048 1,938 1,877
5.000% due 2048 1,181 1,168
3.000% due 2049 13,748 11,911
3.500% due 2049 57 52
4.000% due 2049 1,679 1,579
5.000% due 2049 82 81
2.000% due 2050 4,886 3,894
2.500% due 2050 2,708 2,230
3.000% due 2050 12,176 10,534
2.000% due 2051 3,573 2,797
2.500% due 2051 1,530 1,272
5.000% due 2052 15,503 15,166
4.500% due 2053 9,525 9,071
5.000% due 2053 11,198 10,954
5.000% due 2055 7,237 7,051

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
5.000% 595 579
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 3 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 3 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
4.038% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) — —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 10 1
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 10 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 45 6
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 9 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 10 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 5 1
Series 2006-118 Class A1
4.480% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 7 7
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 53 52
Series 2009-70 Class PS
Interest Only STRIPS
2.286% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 1,961 203
Series 2010-95 Class S
Interest Only STRIPS
2.136% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,942 206
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 3,309 3,330
Freddie Mac
6.000% due 2038 434 455
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 2039 1,350 1,336
5.500% due 2039 178 183
5.500% due 2040 270 278
4.000% due 2041 1,698 1,637
5.500% due 2041 369 380
4.000% due 2044 886 841
3.500% due 2045 3,658 3,386
3.000% due 2046 5,989 5,296
4.000% due 2046 462 438
4.500% due 2046 162 157
3.000% due 2047 1,730 1,532
3.000% due 2048 189 166
4.000% due 2048 638 601
4.500% due 2048 1,174 1,134
3.000% due 2049 769 672
2.500% due 2050 7,711 6,455
3.000% due 2050 9,697 8,444
2.000% due 2051 16,556 13,052
2.500% due 2051 8,527 7,115
4.000% due 2052 13,582 12,567
4.500% due 2052 15,353 14,626
5.000% due 2052 11,362 11,115
5.500% due 2053 12,240 12,206
6.000% due 2054 10,711 10,873
5.500% due 2055 15,039 15,056
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 33 1
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 5 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 82 83
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 12 2
Series 2006-R007 Class ZA
6.000% due 05/15/36 328 338
Freddie Mac Strips
Series 1998-191 Class IO

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 2 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 4 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 5 1
Ginnie Mae II
4.500% due 2039 2,065 2,042
6.000% due 2055 12,827 13,010
30 Year TBA(Ï)
5.500% 21,079 21,025
6.000% 7,400 7,500
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) 2 —
Series 2014-190 Class PL
3.500% due 12/20/44 976 902
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,507 2,492
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 208
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 3,405 3,506
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 71 64
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 128 117
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 403 353
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 11,284 10,456
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,298 4,709
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,296 2,033
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 8,799 7,742
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,034 3,622
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 1,398 1,402
Series 2024-HE2 Class A1
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.548% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,290 1,291
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 2,319 2,323
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 5,480 5,487
Series 2025-HE1 Class A1
5.498% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 6,562 6,569
Series 2025-HE1 Class M1
5.748% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,168
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,302 1,114
MF1 LLC
Series 2022-FL9 Class A
6.501% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,906 1,908
Series 2024-FL14 Class A
6.088% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 7,668 7,702
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.257% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,845 1,846
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 58,208 337
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 35,996 58
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 521 511
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,707 1,703
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 1,023 1,015
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 3,967 3,857
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 3,819 3,823
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 4,900 4,907
Series 2025-6 Class A1
5.774% due 08/25/30 (~)(Ê)(Š)(Þ) 2,550 2,550
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 774 777
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 1,881 1,886

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 7,578 7,587
Series 2025-CES1 Class A3
6.163% due 01/25/45 (~)(Ê)(Þ) 998 999
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 7,783 7,787
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/29 (~)(Ê)(Þ) 6,748 6,837
Series 2025-SGRM Class C
5.816% due 03/11/29 (~)(Ê)(Þ) 5,579 5,623
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 2,502 2,542
Series 2025-LOC4 Class A1A
6.100% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 6,123 6,123
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 362 334
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 113 107
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.585% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,913
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 3,881 3,906
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 3,311 3,296
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 6,406 6,445
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.707% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,306 1,305
511,802
Non-US Bonds - 6.0%
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 1,422 796
Series 162
1.750% due 06/21/51 (Þ) AUD 7,958 2,716
Bundesrepublik Deutschland
Bundesanleihe
Series 10Y
0.000% due 02/15/30 (Þ)(ž) EUR 2,330 2,410
0.000% due 02/15/31 (Þ)(ž) EUR 6,560 6,608
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
0.341% due 02/15/32 (Þ)(ž) EUR 3,740 3,658
Colombian TES
Series B
6.000% due 04/28/28 COP 5,068,400 1,104
13.250% due 02/09/33 COP 19,642,900 5,001
Hong Kong Government Bond
Programme
1.680% due 01/21/26 HKD 13,950 1,777
1.250% due 06/29/27 HKD 51,800 6,508
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 3,187
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 848,350 4,102
Series 82
1.800% due 03/20/54 JPY 107,750 547
Series 84
2.100% due 09/20/54 JPY 791,500 4,300
Series 85
2.300% due 12/20/54 JPY 436,350 2,481
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 788,850 2,365
Series 17
2.200% due 03/20/64 JPY 241,250 1,228
Mexico Government International
Bond
2.250% due 08/12/36 EUR 452 401
5.125% due 05/04/37 EUR 583 659
4.000% due 03/15/15 EUR 2,092 1,589
New Zealand International Government
Bond
Series 0531
1.500% due 05/15/31 NZD 12,566 6,448
Petroleos Mexicanos
3.750% due 11/16/25 (Þ) GBP 2,179 2,860
Series 10.7
4.750% due 02/26/29 (Þ) EUR 8,593 9,610
Republic of South Africa Government
International Bond
Series 2032
8.250% due 03/31/32 ZAR 55,007 2,924
Series 2035
8.875% due 02/28/35 ZAR 39,510 2,069
Romanian Government International
Bond
5.500% due 09/18/28 (Þ) EUR 2,275 2,721
5.625% due 02/22/36 (Þ) EUR 1,481 1,651
Series REGS
2.750% due 02/26/26 (Þ) EUR 3,455 3,946
6.625% due 09/27/29 (Þ) EUR 84 104
1.750% due 07/13/30 (Þ) EUR 1,152 1,150
2.124% due 07/16/31 (Þ) EUR 3,209 3,122

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.750% due 02/07/34 (Þ) EUR 3,638 3,632
2.625% due 12/02/40 (Þ) EUR 3,214 2,366
2.875% due 04/13/42 (Þ) EUR 2,987 2,208
4.625% due 04/03/49 (Þ) EUR 802 710
3.375% due 01/28/50 (Þ) EUR 285 206
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.532% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 1,211 1,599
United Kingdom Gilt Bonds
4.375% due 07/31/54 (Þ) GBP 4,144 4,672
Vantage Data Centers Germany
Borrower Sarl
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 6,578 7,531
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,835
116,801
United States Government Treasuries - 6.7%
United States Treasury Notes
3.750% due 08/31/26 600 597
1.250% due 12/31/26 6,050 5,818
0.625% due 03/31/27 4,803 4,545
2.375% due 05/15/27 5,205 5,061
0.500% due 05/31/27 3,970 3,729
2.250% due 08/15/27 4,999 4,834
2.250% due 11/15/27 2,495 2,405
0.625% due 11/30/27 15,493 14,370
2.750% due 02/15/28 219 213
1.125% due 02/29/28 117 109
3.125% due 11/15/28 666 650
3.750% due 12/31/28 3,376 3,360
4.250% due 02/28/29 2,460 2,488
4.625% due 04/30/29 2,915 2,986
2.375% due 05/15/29 2,052 1,942
4.000% due 07/31/29 596 598
3.625% due 08/31/29 2,615 2,586
4.000% due 10/31/29 1,478 1,482
1.750% due 11/15/29 2,766 2,535
0.625% due 05/15/30 696 596
6.250% due 05/15/30 2,534 2,782
3.750% due 06/30/30 1,612 1,597
0.625% due 08/15/30 2,591 2,199
0.875% due 11/15/30 3,500 2,986
1.625% due 05/15/31 411 360
1.250% due 08/15/31 481 409
1.375% due 11/15/31 5,042 4,288
1.875% due 02/15/32 2,454 2,141
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/32 2,582 2,391
3.500% due 02/15/33 410 392
3.875% due 08/15/33 2,243 2,189
4.500% due 11/15/33 2,999 3,052
4.000% due 02/15/34 3,658 3,587
4.375% due 05/15/34 470 473
3.875% due 08/15/34 4,361 4,219
4.250% due 11/15/34 3,095 3,076
4.625% due 02/15/35 6,838 6,986
4.250% due 05/15/35 1,891 1,874
4.500% due 02/15/36 220 223
1.125% due 05/15/40 421 260
1.125% due 08/15/40 1,748 1,069
1.375% due 11/15/40 1,621 1,027
1.750% due 08/15/41 1,939 1,277
2.000% due 11/15/41 327 223
3.250% due 05/15/42 1,805 1,477
2.750% due 11/15/42 140 105
2.875% due 05/15/43 1,312 1,000
4.125% due 08/15/44 2,205 1,997
4.625% due 11/15/44 1,573 1,522
2.500% due 05/15/46 1,723 1,176
2.750% due 11/15/47 1,574 1,105
3.000% due 02/15/49 239 174
2.875% due 05/15/49 989 700
1.250% due 05/15/50 1,656 785
1.375% due 08/15/50 557 271
1.625% due 11/15/50 586 304
2.375% due 05/15/51 1,309 818
2.000% due 08/15/51 1,199 681
1.875% due 11/15/51 2,595 1,422
2.875% due 05/15/52 1,506 1,044
3.625% due 02/15/53 511 411
4.750% due 11/15/53 1,050 1,025
4.625% due 05/15/54 1,030 986
4.250% due 08/15/54 900 809
4.500% due 11/15/54 179 168
4.750% due 05/15/55 2,770 2,709
130,673
Total Long-Term Fixed
Income Investments
(cost $1,684,490) 1,640,521
Short-Term Investments - 13.7%
Japan Treasury Discount Bills
Series 1309
0.000% due 09/01/25 (ž) JPY 3,569,250 23,660
Series 1314

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
0.000% due 09/22/25 (ž) JPY 430,750 2,855
Series 1321
0.000% due 10/27/25 (ž) JPY 3,000,000 19,873
U.S. Cash Management Fund(@) 120,971,900
(∞)
120,936
United States Treasury Bills
4.280% due 10/30/25 (ž) 99,651 98,596
Total Short-Term Investments
(cost $267,049) 265,920
Total Investments - 98.3%
(identified cost $1,951,539) 1,906,441
Other Assets and Liabilities,
Net - 1.7%
32,703
Net Assets - 100.0%
1,939,144

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
36.4%
200 Park Funding Trust 02/25/25 1,210,000 100.00 1,210
1,189
7-Eleven, Inc. 09/06/24 2,963,000 92.91 2,753
2,748
Adani Ports & Special Economic Zone, Ltd. 02/11/25 1,881,000 95.90 1,804
1,824
AES Panama Generation Holdings SRL 04/26/21 1,192,983 102.12 1,218
1,090
Africa Finance Corp. 11/02/21 1,158,000 100.50 1,164
1,149
AGL CLO, Ltd. 12/18/24 2,100,000 100.00 2,100
2,104
AGL CLO, Ltd. 01/31/25 6,130,000 100.00 6,130
6,130
AGL CLO, Ltd. 04/01/25 10,600,000 99.97 10,597
10,637
Aircastle , Ltd. 07/07/22 2,796,000 91.37 2,555
2,668
Aircastle , Ltd. 10/30/24 2,700,000 102.02 2,755
2,793
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 98.09 363
370
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 110,000 94.32 104
104
Alimentation Couche-Tard, Inc. 05/06/24 1,726,000 96.74 1,670
1,697
Allianz SE 10/30/24 1,400,000 106.24 1,487
1,477
American Tower Trust #1 06/21/23 7,133,000 100.42 7,163
7,231
American Tower Trust #1 05/08/24 2,394,000 94.12 2,253
2,326
Antero Resources Corp. 05/09/25 1,002,000 97.77 980
995
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 2,440,412 99.99 2,440
2,440
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 1,627,154 98.96 1,610
1,627
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 3,347,665 99.98 3,347
3,349
Ares CLO, Ltd. 12/19/24 1,340,000 100.00 1,340
1,342
Ares CLO, Ltd. 12/27/24 3,000,000 100.00 3,000
3,006
Ares CLO, Ltd. 01/21/25 3,650,000 100.00 3,650
3,650
Audax Senior Debt CLO LLC 02/21/25 4,160,000 100.00 4,160
4,159
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,385,000 85.81 1,188
1,215
Australia Government International Bond 04/01/25 AUD 7,958,000 33.30 2,650
2,716
Australia Government International Bond 04/01/25 AUD 1,422,000 54.31 772
796
Avolon Holdings Funding, Ltd. 10/30/24 1,215,000 94.07 1,143
1,152
Bain Capital Credit CLO, Ltd. 04/17/25 2,800,000 99.90 2,797
2,813
Banco de Bogota SA 04/25/24 1,769,000 95.97 1,698
1,746
Bangkok Bank PCL 05/09/25 2,029,000 99.27 2,014
2,015
Barclays Mortgage Loan Trust 03/26/24 1,335,460 97.72 1,305
1,324
Barings CLO, Ltd. 12/20/24 7,280,000 100.00 7,280
7,287
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,265
BDS LLC 04/04/22 6,602,080 100.00 6,602
6,610
BDS LLC 02/21/25 1,625,000 99.75 1,621
1,623
Bellemeade Re, Ltd. 09/27/21 2,580,581 100.19 2,586
2,593
Bimbo Bakeries USA, Inc. 02/11/25 1,852,000 102.32 1,895
1,925
Blackstone Holdings Finance Co. LLC 10/30/24 1,195,000 86.09 1,029
1,033
BNP Paribas SA 04/17/24 2,825,000 94.48 2,669
2,772
BNP Paribas SA 10/30/24 2,370,000 101.24 2,399
2,432
Bombardier, Inc. 06/04/25 482,000 107.15 516
523
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 95.83 1,321
1,337
Boston Gas Co. 01/05/24 272,000 96.08 261
265
BRAVO Residential Funding Trust 04/30/24 732,492 99.99 732
739
BRAVO Residential Funding Trust 10/09/24 2,634,665 99.99 2,634
2,632
BRAVO Residential Funding Trust 04/08/25 7,157,546 100.00 7,157
7,179
Bundesrepublik Deutschland Bundesanleihe 07/16/25 EUR 6,560,140 102.52 6,726
6,608
Bundesrepublik Deutschland Bundesanleihe 07/25/25 EUR 3,740,000 100.32 3,752
3,658
Bundesrepublik Deutschland Bundesanleihe 07/25/25 EUR 2,330,000 106.15 2,473
2,410
Business Jet Securities LLC 09/06/24 2,123,377 100.00 2,123
2,116
BX Commercial Mortgage Trust 12/02/21 8,674,180 99.89 8,664
8,666
BX Commercial Mortgage Trust 05/02/24 4,766,282 99.76 4,755
4,770
BX Trust 01/24/24 15,622,000 99.77 15,585
15,558
BX Trust 02/20/25 8,037,652 99.77 8,019
7,971
BX Trust 02/20/25 2,382,707 99.77 2,377
2,365
BX Trust 06/13/25 4,564,000 99.76 4,553
4,546
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.58 13,378
11,282
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81.67 4,809
4,887
Cameron LNG LLC 05/08/25 1,864,000 88.60 1,651
1,683
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 4,300,000 99.90 4,296
4,313
Carnival Corp. 03/25/25 1,890,000 96.39 1,822
1,836
CCL Industries, Inc. 05/09/25 1,389,000 91.03 1,264
1,284
Cellnex Telecom SA 10/30/24 1,385,000 79.01 1,094
1,080
Cemex SAB de CV 02/11/25 1,514,000 98.54 1,492
1,520
Cencosud SA 11/06/23 2,875,000 95.98 2,759
2,853
CF Industries, Inc. 09/12/23 1,100,000 98.30 1,081
1,099
Chase Home Lending Mortgage Trust 03/14/25 3,196,894 100.00 3,197
3,196

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Churchill Middle Market CLO LLC 02/24/25 3,910,000 100.00 3,910
3,910
CIFC Funding, Ltd. 04/24/25 5,400,000 99.90 5,395
5,415
Cleveland Electric Illuminating Co. (The) 07/08/25 1,074,000 96.96 1,041
1,040
CLI Funding IX LLC 07/24/24 2,877,964 100.49 2,892
2,892
Coca-Cola Icecek AS 04/25/24 2,579,000 94.02 2,425
2,520
Columbia Pipelines Holding Co. LLC 06/16/25 2,130,000 103.48 2,204
2,214
Constellation Insurance, Inc. 09/16/24 428,000 100.99 432
422
Credit Agricole SA 04/17/24 1,385,000 93.31 1,292
1,347
Credit Agricole SA 10/30/24 1,050,000 91.96 966
975
CTR Partnership, LP / CareTrust Capital Corp. 06/16/25 1,568,000 95.63 1,499
1,515
Daimler Truck Finance North America LLC 10/30/24 1,410,000 100.69 1,420
1,415
Danske Bank A/S 10/30/24 2,720,000 101.90 2,772
2,813
DBGS Mortgage Trust 04/03/19 4,612,000 100.96 4,656
3,686
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/17/24 2,653,000 97.56 2,588
2,656
DK Trust 03/01/24 4,021,000 100.00 4,021
4,025
DLLAA LLC 01/14/25 1,700,000 99.97 1,699
1,733
Dresdner Funding Trust I 04/25/24 995,000 105.86 1,053
1,096
DT Midstream, Inc. 06/16/25 2,069,000 96.05 1,987
1,994
Eagle Funding Luxco SARL 07/28/25 5,100,000 99.75 5,087
5,134
Ellington Financial Mortgage Trust 12/10/24 3,318,991 99.99 3,319
3,322
Elmwood CLO V, Ltd. 04/24/25 8,200,000 99.85 8,188
8,248
Enel Finance International NV 04/17/24 1,318,000 98.37 1,296
1,322
Enel Finance International NV 06/16/25 1,648,000 93.06 1,534
1,537
Entegris , Inc. 08/06/24 2,792,000 97.64 2,726
2,734
Ferguson Finance PLC 05/06/24 2,671,000 98.09 2,620
2,645
FIGRE Trust 03/19/24 4,567,775 100.03 4,569
4,636
FIGRE Trust 06/06/24 1,312,925 100.98 1,326
1,338
FIGRE Trust 09/05/24 1,546,598 102.63 1,587
1,573
FIGRE Trust 09/09/24 2,493,282 100.00 2,493
2,482
FIGRE Trust 12/11/24 2,428,687 100.41 2,439
2,442
FIGRE Trust 12/11/24 3,309,176 99.99 3,309
3,330
FIGRE Trust 02/20/25 909,993 103.47 942
946
FIGRE Trust 03/20/25 4,338,222 100.09 4,342
4,366
FIGRE Trust 04/30/25 1,161,334 100.96 1,172
1,171
FIGRE Trust 05/07/25 3,570,438 101.06 3,608
3,608
FirstEnergy Transmission LLC 01/07/25 1,455,000 93.74 1,364
1,384
Flatiron CLO, Ltd. 11/01/24 7,600,000 100.00 7,600
7,624
Flatiron RR CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,500
Foundry JV Holdco LLC 02/04/25 2,865,000 99.92 2,863
2,936
Fresenius Medical Care US Finance III, Inc. 08/04/22 1,720,000 86.80 1,493
1,480
Gartner, Inc. 03/25/25 2,829,000 94.70 2,679
2,685
GFL Environmental, Inc. 05/01/25 398,000 104.00 414
413
GFL Environmental, Inc. 06/16/25 2,508,000 96.08 2,410
2,415
Glencore Funding LLC 10/30/24 755,000 101.02 763
739
Glencore Funding LLC 10/30/24 1,510,000 101.27 1,529
1,541
GS Mortgage Securities Trust 08/04/23 2,507,000 96.23 2,412
2,492
GSAA Home Equity Trust 10/21/15 59,319 80.31 48
74
Hazine Mustesarligi Varlik Kiralama AS 06/26/25 3,836,000 99.59 3,820
3,852
HGI CRE CLO, Ltd. 09/17/21 2,498,591 100.00 2,499
2,491
High Street Funding Trust III 02/27/25 680,000 100.00 680
657
HMH Trust 06/09/17 7,770,000 99.96 7,767
208
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,244
Home RE, Ltd. 05/09/25 2,000,000 113.48 2,270
2,291
Hudson Yards Mortgage Trust 01/07/25 3,405,000 100.49 3,422
3,506
Hyundai Capital America 10/30/24 825,000 92.74 765
771
Hyundai Capital America 10/30/24 1,215,000 94.73 1,151
1,156
ICICI Bank, Ltd. 09/06/24 1,467,000 98.61 1,447
1,436
Imperial Brands Finance PLC 10/30/24 1,385,000 98.53 1,365
1,371
Imperial Brands Finance PLC 06/24/25 1,700,000 99.52 1,692
1,716
Indianapolis Power & Light Co. 10/30/24 1,160,000 101.38 1,176
1,137
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 95.92 2,258
2,286
InRetail Consumer 01/05/24 2,843,000 94.20 2,678
2,717
International Flavors & Fragrances, Inc. 07/15/24 991,000 93.31 924
932
International Flavors & Fragrances, Inc. 10/30/24 1,580,000 86.90 1,373
1,394
Intesa Sanpaolo SpA 08/09/23 2,627,000 98.95 2,600
2,851
Irwin Home Equity Loan Trust 06/30/15 65,735 101.21 66
66
ITC Holdings Corp. 01/22/25 1,788,000 100.33 1,794
1,799
James Hardie International Finance Designated Activity Co. 02/11/25 1,796,000 98.05 1,761
1,781

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JDE Peet's NV 03/06/24 2,095,000 94.71 1,984
1,992
JPMorgan Mortgage Trust 06/05/20 71,458 102.65 73
64
JPMorgan Mortgage Trust 06/05/20 128,236 103.19 132
117
JPMorgan Mortgage Trust 03/30/21 402,920 101.89 410
353
JPMorgan Mortgage Trust 04/26/21 11,284,355 101.69 11,475
10,456
JPMorgan Mortgage Trust 01/26/22 8,798,655 99.17 8,725
7,742
JPMorgan Mortgage Trust 04/27/22 4,034,010 95.92 3,869
3,622
JPMorgan Mortgage Trust 03/10/23 5,297,977 88.78 4,704
4,709
JPMorgan Mortgage Trust 04/20/23 2,295,619 88.69 2,036
2,033
JPMorgan Mortgage Trust 12/05/24 1,398,155 100.56 1,406
1,402
JPMorgan Mortgage Trust 12/18/24 1,289,610 100.35 1,294
1,291
JPMorgan Mortgage Trust 01/29/25 2,319,383 100.00 2,319
2,323
JPMorgan Mortgage Trust 02/26/25 6,562,074 100.00 6,562
6,569
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,168
JPMorgan Mortgage Trust 03/18/25 5,480,346 100.00 5,480
5,487
JPMorgan Mortgage Trust 07/30/25 7,370,000 100.00 7,370
7,370
JPMorgan Wealth Management 07/30/20 1,302,332 103.24 1,344
1,114
KEB Hana Bank 12/12/24 1,802,000 96.50 1,739
1,760
Kubota Credit Owner Trust 06/18/24 1,750,000 99.99 1,750
1,784
Liberty Mutual Group, Inc. 05/03/22 218,000 127.89 279
255
Macquarie Airfinance Holdings, Ltd. 10/30/24 300,000 102.55 308
312
Macquarie Airfinance Holdings, Ltd. 10/30/24 435,000 103.38 450
460
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,050,000 98.25 1,032
1,049
Macquarie Group, Ltd. 10/30/24 2,825,000 95.49 2,698
2,729
Magnetite CLO, Ltd. 01/28/25 3,370,000 100.00 3,370
3,366
Marks & Spencer PLC 09/16/24 297,000 109.85 326
322
Mars, Inc. 03/05/25 670,000 99.42 666
664
Mars, Inc. 03/05/25 1,070,000 99.46 1,064
1,058
Mars, Inc. 03/05/25 340,000 99.81 339
343
Mars, Inc. 03/05/25 1,360,000 99.83 1,358
1,367
Mattel, Inc. 02/11/25 3,000,000 95.08 2,853
2,876
Mexico Generadora de Energia S de RL de CV 04/04/23 1,562,384 97.33 1,521
1,564
MF1 LLC 07/19/23 1,906,113 100.23 1,910
1,908
MF1 LLC 03/17/25 7,668,000 100.34 7,694
7,702
MF1, Ltd. 12/03/24 1,216,005 99.88 1,215
1,216
MHC Commercial Mortgage Trust 04/06/21 1,845,343 99.35 1,833
1,846
MISC Capital Two Labuan, Ltd. 02/06/24 2,700,000 97.59 2,635
2,658
MMAF Equipment Finance LLC 01/17/24 3,160,000 99.99 3,160
3,227
MMAF Equipment Finance LLC 01/22/25 3,000,000 99.96 2,999
3,052
Mondelez International, Inc. 11/05/21 358,000 99.66 357
345
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.16 58
58
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.58 338
337
National Australia Bank, Ltd. 10/30/24 1,730,000 87.03 1,506
1,530
News Corp. 02/11/25 3,023,000 94.65 2,861
2,889
NGPL PipeCo LLC 09/26/19 2,298,000 123.27 2,833
2,593
Nissan Motor Acceptance Co. LLC 03/05/25 2,000,000 101.58 2,032
2,029
Nissan Motor Co., Ltd. 06/04/25 173,000 92.61 160
159
Nomura Resecuritization Trust 10/23/15 520,650 95.40 497
511
NRG Energy, Inc. 04/25/24 3,046,000 94.12 2,867
2,884
NTT Finance Corp. 07/09/25 1,150,000 100.00 1,150
1,168
Nuveen LLC 10/30/24 690,000 97.91 676
682
Oaktown Re, Ltd. 09/28/21 335,947 101.37 341
338
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,843
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,814
Octagon Investment Partners 32, Ltd. 04/28/25 1,700,000 99.88 1,698
1,706
Open Text Corp. 08/08/23 866,000 100.82 873
894
Peachtree Corners Funding Trust II 05/14/25 770,000 100.00 770
797
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 1,195,000 105.01 1,255
1,268
Petroleos Mexicanos 04/02/24 EUR 8,593,000 96.98 8,334
9,610
Petroleos Mexicanos 07/17/25 GBP 2,179,000 132.33 2,883
2,860
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 96.05 324
341
Prosus NV 08/04/22 2,853,000 90.01 2,568
2,696
Prosus NV 10/30/24 1,530,000 67.58 1,034
986
PRPM LLC 10/07/24 3,966,756 96.81 3,840
3,857
PRPM LLC 11/08/24 1,707,319 100.00 1,707
1,703
PRPM LLC 11/26/24 1,022,802 100.00 1,023
1,015
PRPM LLC 04/25/25 3,818,572 99.98 3,818
3,823
PRPM LLC 06/03/25 4,900,254 99.99 4,900
4,907

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PRPM LLC 07/24/25 2,550,000 100.00 2,550
2,550
PTTEP Treasury Center Co., Ltd. 12/12/24 1,753,000 96.03 1,683
1,688
RCKT Mortgage Trust 07/13/23 773,833 99.12 767
777
RCKT Mortgage Trust 02/15/24 2,362,761 99.98 2,362
2,370
RCKT Mortgage Trust 03/19/24 3,335,269 99.98 3,335
3,352
RCKT Mortgage Trust 08/14/24 2,442,390 99.98 2,442
2,433
RCKT Mortgage Trust 12/12/24 1,881,114 100.66 1,894
1,886
RCKT Mortgage Trust 12/12/24 7,577,893 99.99 7,577
7,587
RCKT Mortgage Trust 02/20/25 998,000 100.53 1,003
999
RCKT Mortgage Trust 02/26/25 7,782,983 100.00 7,783
7,787
Reliance Industries, Ltd. 12/12/24 1,732,000 97.51 1,689
1,696
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 91.94 437
422
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 880,000 78.06 687
728
RFR Trust 02/18/25 6,748,000 100.06 6,752
6,837
RFR Trust 02/18/25 5,579,000 99.99 5,579
5,623
Rockies Express Pipeline LLC 07/07/22 290,000 91.34 265
293
Rockies Express Pipeline LLC 08/07/23 224,000 94.23 211
219
Rockies Express Pipeline LLC 12/06/23 458,000 92.67 424
442
Rockies Express Pipeline LLC 09/17/24 134,000 104.83 140
137
Rogers Communications, Inc. 02/02/24 891,000 97.74 871
880
Romanian Government International Bond 03/11/21 EUR 3,214,000 111.72 3,591
2,366
Romanian Government International Bond 07/08/21 EUR 2,987,000 108.77 3,249
2,208
Romanian Government International Bond 02/24/22 EUR 3,209,000 86.80 2,785
3,122
Romanian Government International Bond 02/24/22 EUR 802,000 95.45 765
710
Romanian Government International Bond 09/21/22 EUR 3,455,000 98.01 3,386
3,946
Romanian Government International Bond 12/02/22 EUR 1,152,000 87.14 1,004
1,150
Romanian Government International Bond 09/11/23 EUR 2,275,000 107.45 2,444
2,721
Romanian Government International Bond 02/15/24 EUR 1,481,000 106.80 1,582
1,651
Romanian Government International Bond 04/19/24 EUR 3,638,000 94.56 3,440
3,632
Romanian Government International Bond 03/25/25 EUR 84,000 115.58 97
104
Romanian Government International Bond 05/08/25 EUR 285,000 64.00 182
206
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.62 2,470
2,444
Saluda Grade Alternative Mortgage Trust 11/17/23 2,662,803 101.49 2,703
2,732
Saluda Grade Alternative Mortgage Trust 02/07/24 1,771,656 102.05 1,808
1,818
Saluda Grade Alternative Mortgage Trust 04/05/24 5,477,862 99.99 5,477
5,548
Saluda Grade Alternative Mortgage Trust 10/16/24 2,501,868 101.37 2,536
2,542
Saluda Grade Alternative Mortgage Trust 07/10/25 6,122,887 100.00 6,123
6,123
Sammons Financial Group, Inc. 10/30/24 1,400,000 98.53 1,379
1,391
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.33 2,115
2,119
Scentre Group Trust 2 10/30/24 1,530,000 98.41 1,506
1,511
Seagate Data Storage Technology Pte , Ltd. 06/30/25 132,000 95.38 126
126
Sealed Air Corp. 04/22/20 584,000 104.26 609
623
Sequoia Mortgage Trust 10/21/16 362,301 102.39 371
334
SMBC Aviation Capital Finance DAC 10/30/24 1,395,000 100.59 1,403
1,405
Smithfield Foods, Inc. 10/30/24 1,215,000 87.99 1,069
1,107
Societe Generale SA 02/03/23 2,191,000 95.13 2,084
2,129
Standard Chartered PLC 04/02/20 850,000 94.16 800
880
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,599
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.76 3,901
3,913
Tennessee Gas Pipeline Co. LLC 05/08/25 1,527,000 91.02 1,390
1,411
Textainer Marine Containers VII, Ltd. 08/06/24 3,921,600 100.00 3,922
3,911
Topaz Solar Farms LLC 04/25/24 432,032 98.99 428
424
Towd Point Mortgage Trust 08/17/20 1,043,047 101.63 1,060
1,017
Towd Point Mortgage Trust 07/21/23 3,880,569 99.84 3,874
3,906
Towd Point Mortgage Trust 10/19/23 2,308,739 99.99 2,308
2,341
UBS Group AG 10/30/24 865,000 121.64 1,052
1,068
UBS Group AG 10/30/24 840,000 85.98 722
732
UniCredit SpA 05/09/25 3,210,000 89.00 2,857
2,910
United Kingdom Gilt Bonds 03/24/25 GBP 4,144,000 111.62 4,626
4,672
Unum Group 10/30/24 1,185,000 80.05 949
938
Vantage Data Centers Germany Borrower Sarl 05/22/25 EUR 6,578,000 112.78 7,419
7,531
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 4,320,000 127.07 5,490
5,835
Var Energi ASA 12/05/23 2,622,000 103.01 2,701
2,774
VDCM Commercial Mortgage Trust 06/24/25 6,406,000 100.00 6,406
6,445
VDCM Commercial Mortgage Trust 06/24/25 3,311,000 100.00 3,311
3,296
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 1,884,000 98.91 1,864
1,904
Vistra Operations Co. LLC 04/17/24 2,896,000 96.86 2,805
2,856
Vistra Operations Co. LLC 10/30/24 2,730,000 96.49 2,634
2,687

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Voya CLO, Ltd. 04/03/25 2,000,000 99.95 1,999
2,007
Wells Fargo Commercial Mortgage Trust 11/15/22 1,306,170 97.42 1,272
1,305
XPO, Inc. 06/16/25 1,750,000 101.29 1,773
1,779
Yara International ASA 07/15/24 2,861,000 99.12 2,836 2,862
706,695
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 525 AUD 59,738 09/25
(99)
Long Gilt Futures 243 GBP 22,395 09/25
417
United States 2 Year Treasury Note Futures 1,442 USD 298,471 09/25
(349)
United States 5 Year Treasury Note Futures 1,631 USD 176,428 09/25
268
United States 10 Year Treasury Note Futures 1,062 USD 117,948 09/25
639
United States 10 Year Ultra Treasury Note Futures 2,523 USD 285,296 09/25
4,025
United States Treasury Long Bond Futures 568 USD 64,859 09/25
712
United States Treasury Ultra Bond Futures 746 USD 87,515 09/25 2,308
Short Positions
Euro- Bobl Futures 137 EUR 16,066 09/25
118
Euro-Bund Futures 406 EUR 52,658 09/25
574
Euro- Buxl 30 Year Bond Futures 71 EUR 8,334 09/25
(15)
Euro-Schatz Futures 4 EUR 428 09/25
2
Japanese 10 Year Government Bond Futures 104 JPY 14,355,120 09/25
298
Japanese 10 Year Mini Government Bond Futures 9 JPY 124,227 09/25
(2)
Long Gilt Futures 18 GBP 1,659 09/25
(38)
United States 2 Year Treasury Note Futures 384 USD 79,482 09/25
94
United States 5 Year Treasury Note Futures 14 USD 1,514 09/25
(5)
United States 10 Year Treasury Note Futures 4 USD 444 09/25
(2)
United States 10 Year Ultra Treasury Note Futures 277 USD 31,323 09/25
(215)
United States Treasury Ultra Bond Futures 159 USD 18,653 09/25 (424)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,306
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas CHF 11,747 USD 14,911 08/13/25 434
Citigroup USD 59 AUD 90 10/16/25 (1)
Citigroup USD 9,804 CAD 13,345 08/13/25 (167)
Citigroup USD 279 CNY 1,984 10/16/25 (1)
Citigroup USD 323 CNY 2,296 10/16/25 (2)
Citigroup USD 792 CNY 5,629 10/16/25 (4)
Citigroup USD 1,396 CNY 9,917 10/16/25 (8)
Citigroup USD 243 COP 1,000,000 10/16/25 (6)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 235 EUR 200 10/16/25 (6)
Citigroup USD 5,833 HKD 45,695 08/07/25 (10)
Citigroup USD — HKD — 10/16/25 —
Citigroup USD 2,399 HKD 18,695 10/16/25 (2)
Citigroup USD 3,466 HKD 27,000 10/16/25 (5)
Citigroup USD 512 JPY 74,136 10/16/25 (17)
Citigroup USD 675 JPY 96,107 10/16/25 (32)
Citigroup USD 1,472 KRW 1,980,381 10/16/25 (47)
Citigroup USD 2,790 KRW 3,772,638 10/16/25 (75)
Citigroup USD 1,168 MXN 22,320 10/16/25 6
Citigroup USD 75 ZAR 1,338 10/16/25 (2)
Citigroup USD 1,961 ZAR 34,638 10/16/25 (69)
Citigroup AUD 5,635 USD 3,665 10/16/25 39
Citigroup CAD 351 USD 260 10/16/25 5
Citigroup CNY 7,668 USD 1,075 10/16/25 2
Citigroup CNY 12,163 USD 1,705 10/16/25 2
Citigroup COP 27,622,323 USD 6,667 10/16/25 120
Citigroup EUR 42 NOK 497 10/16/25 —
Citigroup EUR 1,040 NOK 12,338 10/16/25 2
Citigroup EUR 1,322 NOK 15,734 10/16/25 7
Citigroup EUR 2,407 NOK 28,559 10/16/25 4
Citigroup EUR 248 USD 294 10/16/25 9
Citigroup EUR 713 USD 835 10/16/25 17
Citigroup EUR 800 USD 937 10/16/25 20
Citigroup EUR 2,942 USD 3,502 10/16/25 128
Citigroup EUR 39,832 USD 47,388 10/16/25 1,712
Citigroup GBP 1,783 USD 2,424 08/13/25 69
Citigroup GBP 2,200 USD 2,962 10/16/25 54
Citigroup GBP 3,600 USD 4,952 10/16/25 194
Citigroup HKD 65,402 USD 8,336 08/06/25 3
Citigroup HKD 45,695 USD 5,843 08/07/25 20
Citigroup HKD 45,695 USD 5,866 10/16/25 10
Citigroup JPY 9,763,886 USD 68,429 10/16/25 3,154
Citigroup MXN 25,126 USD 1,309 10/16/25 (12)
Citigroup NZD 10,918 USD 6,572 10/16/25 123
Citigroup ZAR 4,728 USD 262 10/16/25 4
Citigroup ZAR 124,406 USD 6,940 10/16/25 145
JPMorgan Chase USD 274 GBP 200 08/08/25 (10)
JPMorgan Chase USD 3,296 JPY 471,985 08/13/25 (163)
JPMorgan Chase USD 4,880 NOK 49,305 08/13/25 (111)
JPMorgan Chase EUR 6,548 USD 7,508 08/08/25 33
State Street USD 155 CHF 125 08/13/25 —
State Street CAD 80 USD 58 08/13/25 —
State Street EUR 79 USD 90 08/13/25 1
State Street GBP 5,881 USD 7,840 08/08/25 73
State Street GBP 19 USD 25 08/13/25 —
State Street JPY 591,476 USD 3,977 08/13/25 50

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street NOK 154 USD 15 08/13/25 —
UBS USD 14,787 EUR 12,543 08/13/25 (465)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 5,225
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 35,965 3.743%
(4)
SOFR
(4)
05/22/27
— (60) (60)
Citigroup USD 36,186 3.768%
(4)
SOFR
(4)
05/22/27
— (42) (42)
Citigroup USD 36,000 3.742%
(4)
SOFR
(4)
05/27/27
— (56) (56)
Citigroup USD 10,713 3.389%
(4)
SOFR
(4)
09/17/27
— (52) (52)
Citigroup USD 10,713 3.390%
(4)
SOFR
(4)
09/17/27
— (51) (51)
Citigroup USD 10,713 3.386%
(4)
SOFR
(4)
09/17/27
— (52) (52)
Citigroup USD 11,860 3.382%
(4)
SOFR
(4)
09/17/27
— (58) (58)
Citigroup NZD 13,020
3 Month
NZD-BBR-Telerate
(3)
3.568%
(2)
07/07/30
— (13) (13)
Citigroup USD 8,500 SOFR
(4)
3.364%
(4)
08/20/54
— 1,110 1,110
Citigroup GBP 3,365
Sterling Overnight
Index Average Rate
(4)
4.446%
(4)
03/24/55 — 67 67
Total Open Interest Rate Swap Contracts (å) — 793 793
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Mexico Government
International Bond
Barclays 1.089%
USD 2,377
(1.000%)
(2)
06/20/30
43 (37) 6
Mexico Government
International Bond
Morgan Stanley 1.089%
USD 4,280
(1.000%)
(2)
06/20/30
78 (66) 12
Total Open Sovereign Issues - Purchase Protection Contracts 121 (103) 18
Total Open Credit Default Swap Contracts (å) 121 (103) 18

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 98,780 $ —
$ —
$ 98,780
Corporate Bonds and Notes — 514,070 —
—
514,070
International Debt — 268,395 —
—
268,395
Mortgage-Backed Securities — 509,252 2,550
—
511,802
Non-US Bonds — 116,801 —
—
116,801
United States Government Treasuries — 130,673 —
—
130,673
Short-Term Investments — 144,984 — 120,936 265,920
Total Investments
— 1,782,955 2,550 120,936 1,906,441
Other Financial Instruments
Assets
Futures Contracts 9, 455 — — — 9, 455
Foreign Currency Exchange Contracts — 6,440 — — 6,440
Interest Rate Swap Contracts — 1,177 — — 1,177
Credit Default Swap Contracts — 18 — — 18
Liabilities
Futures Contracts (1, 149 ) — — — (1, 149 )
Foreign Currency Exchange Contracts — (1,215) — — (1,215)
Interest Rate Swap Contracts — (384) — — (384)
Total Other Financial Instruments
*
$ 8,306 $ 6,036 $ — $ — $ 14,342
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
13,118
Bermuda .............................................................................................
10,309
Brazil ..................................................................................................
2,862
Canada ................................................................................................
25,152
Cayman Islands ..................................................................................
52,079
Chile ...................................................................................................
4,862

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Amounts in thousands
Country Exposure
Fair Value
$
China ..................................................................................................
7,593
Colombia ............................................................................................
7,851
Denmark .............................................................................................
2,813
Finland ...............................................................................................
2,813
France .................................................................................................
9,655
Germany .............................................................................................
19,794
Hong Kong .........................................................................................
8,285
Iceland ................................................................................................
3,187
India ...................................................................................................
4,956
Ireland ................................................................................................
6,073
Italy ....................................................................................................
10,474
Japan ..................................................................................................
65,030
Jersey ..................................................................................................
36,688
Luxembourg .......................................................................................
7,531
Malaysia .............................................................................................
2,658
Mexico ...............................................................................................
27,549
Netherlands ........................................................................................
4,222
New Zealand ......................................................................................
6,448
Nigeria ................................................................................................
1,149
Norway ...............................................................................................
2,774
Panama ...............................................................................................
1,090
Peru ....................................................................................................
2,717
Romania .............................................................................................
21,817
Saudi Arabia .......................................................................................
2,119
South Africa .......................................................................................
4,993
South Korea .......................................................................................
5,667
Spain ..................................................................................................
2,407
Switzerland ........................................................................................
1,801
Thailand .............................................................................................
3,703
Turkey ................................................................................................
6,372
United Kingdom .................................................................................
32,974
United States ......................................................................................
1,474,856
Total Investments ............................................................................... 1,906,441
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 293,882 $ 1,110,265 $ 1,283,163 $ (27) $ (21) $ 120,936 $ 7,356 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 91.6%
Asset-Backed Securities - 4.4%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.526% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 793 793
Series 2021-FL4 Class A
5.806% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 2,014 2,014
Series 2022-FL1 Class A
5.790% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,099 3,100
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,800 1,799
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,205 1,222
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 794 793
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,086 1,083
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
6.026% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,700 1,700
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,471 1,478
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
3.410% due 09/25/34 (~)(Ê) 12 14
Elmwood CLO, Ltd.
Series 2025-2A Class A1
5.424% due 04/17/38 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 1,300 1,305
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 560 565
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 392 407
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,244 2,277
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 664 675
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,267 1,262
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,090 1,096
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,273 1,281
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.436% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 375 363
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
6.098% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 1,204 1,210
Series 2025-HE2 Class A1
5.595% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 2,510 2,510
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,275
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 830 846
MMAF Equipment Finance LLC
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 1,350 1,374
OneSky Loan Trust
Series 2021-1 Class A
3.875% due 07/15/29 1,513 1,447
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,159 1,163
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,634 1,642
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,958 1,980
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,249 1,244
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,150 1,180
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 869 892
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,723 2,758
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 220 215
43,963
Corporate Bonds and Notes - 27.0%
Consumer Discretionary - 3.3%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 385 357
1.800% due 02/10/31 (Þ) 880 748
American Airlines Pass-Through Trust
Series AA Class AA
3.650% due 02/15/29 1,562 1,501
Carnival Corp.
4.000% due 08/01/28 (Þ) 351 341
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.100% due 06/01/29 795 829
Series WI
4.200% due 03/15/28 504 498
Comcast Corp.
6.450% due 03/15/37 835 911

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.350% due 05/15/53 520 477
Series WI
3.999% due 11/01/49 265 200
2.887% due 11/01/51 590 355
Corning, Inc.
5.450% due 11/15/79 274 249
Darden Restaurants, Inc.
4.550% due 02/15/48 202 164
Delta Air Lines, Inc.
4.950% due 07/10/28 1,060 1,065
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 357 357
Discovery Communications LLC
5.000% due 2037 CN 195 141
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 263
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 346 343
Ford Motor Co.
7.400% due 11/01/46 150 156
Ford Motor Credit Co. LLC
5.125% due 11/05/26 2,250 2,245
5.113% due 05/03/29 626 612
6.050% due 03/05/31 339 340
6.054% due 11/05/31 2,211 2,206
Fox Corp.
Series WI
5.576% due 01/25/49 275 257
General Motors Co.
5.350% due 04/15/28 770 783
5.200% due 04/01/45 302 262
General Motors Financial Co., Inc.
2.400% due 04/10/28 273 258
4.900% due 10/06/29 1,375 1,373
5.750% due 02/08/31 1,175 1,208
5.950% due 04/04/34 1,165 1,184
Hasbro, Inc.
3.500% due 09/15/27 438 429
Hyatt Hotels Corp.
4.375% due 09/15/28 363 360
LKQ Corp.
Series WI
5.750% due 06/15/28 261 267
Marriott International, Inc.
5.550% due 10/15/28 211 218
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 385
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 129
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 408 394
Paramount Global
6.875% due 04/30/36 665 690
5.900% due 10/15/40 380 349
4.600% due 01/15/45 235 180
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 434
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 327
Starbucks Corp.
4.300% due 06/15/45 314 253
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 875
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 836
Time Warner Cable LLC
6.550% due 05/01/37 2,538 2,610
7.300% due 07/01/38 660 713
6.750% due 06/15/39 370 380
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 506 504
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,618 1,645
Series AA
4.150% due 08/25/31 577 552
2.700% due 05/01/32 631 565
WarnerMedia Holdings, Inc.
5.141% due 2052 112 69
5.050% due 03/15/42 1,291 863
33,710
Consumer Staples - 0.7%
Altria Group, Inc.
6.200% due 11/01/28 226 237
3.400% due 02/04/41 397 294
Conagra Brands, Inc.
1.375% due 11/01/27 334 311
4.850% due 11/01/28 205 206
Constellation Brands, Inc.
2.875% due 05/01/30 565 522
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 278 272
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
6.500% due 12/01/52 870 888
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 452 443
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 623 495
Mars, Inc.
5.700% due 05/01/55 (Þ) 915 905
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 420 386
Philip Morris International, Inc.
4.375% due 11/01/27 720 721
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 182 180
Sysco Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.750% due 01/17/29 311 323
Tyson Foods, Inc.
4.350% due 03/01/29 431 428
United Rentals NA, Inc.
6.000% due 12/15/29 (Þ) 374 381
6,992
Energy - 2.0%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 287
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 297
3.700% due 11/15/29 697 670
2.742% due 12/31/39 695 573
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 319 316
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 319
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 110
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 499
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 502 496
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 324 312
Eastern Energy Gas Holdings LLC
5.800% due 01/15/35 910 945
Energy Transfer, LP
4.000% due 10/01/27 655 648
6.100% due 12/01/28 325 340
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 379 375
Expand Energy Corp.
5.375% due 03/15/30 383 384
Hess Corp.
6.000% due 01/15/40 1,500 1,605
5.600% due 02/15/41 315 319
5.800% due 04/01/47 440 447
HF Sinclair Corp.
Series WI
5.000% due 02/01/28 965 963
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 304
MPLX, LP
4.000% due 03/15/28 521 514
4.500% due 04/15/38 190 168
5.950% due 04/01/55 730 692
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 335
Occidental Petroleum Corp.
7.875% due 09/15/31 151 169
5.550% due 10/01/34 715 701
6.450% due 09/15/36 183 186
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.050% due 10/01/54 300 274
ONEOK, Inc.
4.550% due 07/15/28 1,291 1,292
Plains All American Pipeline, LP
3.800% due 09/15/30 197 188
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 508
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 815 818
Targa Resources Corp.
6.150% due 03/01/29 504 528
5.500% due 03/01/30 251 255
TC PipeLines , LP
3.900% due 05/25/27 222 219
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,476 1,364
8.375% due 06/15/32 515 600
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 174
Western Midstream Operating, LP
4.750% due 08/15/28 302 301
5.250% due 02/01/50 234 196
Williams Cos., Inc. (The)
4.900% due 03/15/29 509 514
20,205
Financial Services - 8.6%
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 187 178
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 449 473
American Express Co.
4.918% due 07/20/33 (SOFR +
1.220%)(Ê) 855 857
Aon NA, Inc.
5.750% due 03/01/54 875 852
Ares Capital Corp.
3.200% due 11/15/31 384 336
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,525 1,493
2.500% due 03/24/28 (Þ) 855 810
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,616
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 502
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,745 2,795
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,959
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 443
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 328
Barings BDC, Inc.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.300% due 11/23/26 198 193
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 295
Block Financial LLC
2.500% due 07/15/28 370 348
Blue Owl Capital Corp.
2.625% due 01/15/27 291 280
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,487
Brown & Brown, Inc.
6.250% due 06/23/55 940 964
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 599
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 513
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 583
Citadel Securities Global Holdings
LLC
5.500% due 06/18/30 (Þ) 905 913
Citadel, LP
4.875% due 01/15/27 (Þ) 625 623
Citibank NA
4.914% due 05/29/30 1,790 1,818
Series BKNT
5.570% due 04/30/34 415 431
Citigroup, Inc.
3.668% due 07/24/28 (CME Term
SOFR 3 Month + 1.652%)(Ê) 613 603
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 840 844
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 845 860
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,720 3,293
8.125% due 07/15/39 450 563
CNO Financial Group, Inc.
5.250% due 05/30/29 365 368
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 615 606
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 456
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 311 300
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 279 274
EPR Properties Co.
4.500% due 06/01/27 152 151
4.950% due 04/15/28 182 182
Essent Group, Ltd.
6.250% due 07/01/29 420 435
F&G Annuities & Life, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
7.400% due 01/13/28 361 378
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 705 741
Farmers Exchange Capital III
5.454% due 10/15/54 (CME Term
SOFR 3 Month + 3.454%)(Ê)(Þ) 660 600
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 740
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 760
First Citizens Bank & Trust Co.
6.125% due 03/09/28 246 254
Fortitude Group Holdings LLC
6.250% due 04/01/30 (Þ) 670 687
FS KKR Capital Corp.
2.625% due 01/15/27 218 210
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 384
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,276
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,274
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 552
6.450% due 05/01/36 585 627
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,568
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,165 1,150
Golub Capital BDC, Inc.
7.050% due 12/05/28 299 314
Hercules Capital, Inc.
3.375% due 01/20/27 227 221
Highwoods Realty, LP
4.125% due 03/15/28 353 345
HSBC Bank (USA), NA
Series BKNT
7.000% due 01/15/39 1,435 1,668
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 287 300
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 447
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 515 509
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,726
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,053

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 755
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 886
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 527
3.157% due 04/22/42 (CME Term
SOFR 3 Month + 1.460%)(Ê) 1,590 1,199
Series *
8.750% due 09/01/30 405 478
Kilroy Realty, LP
4.750% due 12/15/28 374 370
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø) 1,450 1
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 452 489
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 880
Mercury General Corp.
4.400% due 03/15/27 852 843
Morgan Stanley
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,332
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 1,200 1,228
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,595 1,634
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 944
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,166
Series MTN
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,753
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 183
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 924
New York Life Insurance Co.
5.875% due 05/15/33 (Þ) 625 653
3.750% due 05/15/50 (Þ) 195 143
NMI Holdings, Inc.
6.000% due 08/15/29 940 961
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 358 344
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
SOFR + 2.796%)(Ê)(Þ) 255 200
PayPal Holdings, Inc.
5.100% due 04/01/35 1,035 1,038
Piedmont Operating Partnership, LP
9.250% due 07/20/28 447 493
Prologis Targeted US Logistics Fund,
LP
5.250% due 01/15/35 (Þ) 235 236
Prologis, LP
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.250% due 05/15/35 485 491
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 331 336
Radian Group, Inc.
4.875% due 03/15/27 510 509
6.200% due 05/15/29 395 410
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,777
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 245
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 267
SBL Holdings, Inc.
7.200% due 10/30/34 (Þ) 260 253
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 345 353
Synchrony Financial
5.625% due 08/23/27 362 368
3.950% due 12/01/27 291 285
Synovus Financial Corp.
5.625% due 02/15/28 170 172
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 1,770 1,849
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 565 592
VICI Properties, LP
4.750% due 04/01/28 785 790
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 223 216
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 310 297
Webster Financial Corp.
4.100% due 03/25/29 305 296
Wells Fargo & Co.
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 819
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,060
Series *
5.079% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,509
5.950% due 12/15/36 100 102
Series MTN
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 2,041
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,254
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,072
Zions Bancorp NA
3.250% due 10/29/29 204 188

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
86,619
Health Care - 2.3%
AbbVie, Inc.
5.050% due 03/15/34 660 668
Series WI
4.550% due 03/15/35 425 411
4.250% due 11/21/49 320 261
Aetna, Inc.
6.750% due 12/15/37 1,240 1,338
Amgen, Inc.
3.150% due 02/21/40 1,200 921
5.650% due 03/02/53 880 851
Biogen, Inc.
6.450% due 05/15/55 900 921
Centene Corp.
2.450% due 07/15/28 560 511
3.000% due 10/15/30 1,020 888
Series WI
4.625% due 12/15/29 2,000 1,905
CVS Health Corp.
4.780% due 03/25/38 625 572
5.050% due 03/25/48 3,404 2,928
Elevance Health, Inc.
5.700% due 02/15/55 905 864
General Mills, Inc.
5.500% due 10/17/28 281 290
HCA, Inc.
4.500% due 02/15/27 670 669
5.200% due 06/01/28 236 240
5.600% due 04/01/34 595 606
5.450% due 09/15/34 680 683
5.500% due 06/15/47 965 892
3.500% due 07/15/51 765 502
Series WI
3.125% due 03/15/27 263 257
Horizon Mutual Holdings, Inc.
Series 144A
6.200% due 11/15/34 (Þ) 1,000 971
Merck & Co., Inc.
2.750% due 12/10/51 515 313
Pfizer Investment Enterprises Pte., Ltd.
5.300% due 05/19/53 940 878
Royalty Pharma PLC
3.350% due 09/02/51 280 180
5.900% due 09/02/54 605 584
UnitedHealth Group, Inc.
5.875% due 02/15/53 790 780
5.375% due 04/15/54 495 455
5.625% due 07/15/54 675 643
5.950% due 06/15/55 590 590
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 253 224
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/28 233 239
23,035
Materials and Processing - 0.5%
Amcor Flexibles North America, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.100% due 03/17/30 (Þ) 740 750
Berry Global, Inc.
Series WI
1.650% due 01/15/27 526 505
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 285 285
Dow Chemical Co. (The)
9.400% due 05/15/39 274 352
Huntsman International LLC
4.500% due 05/01/29 441 419
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 145 136
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 506 502
Rentokil Terminix Funding LLC
5.000% due 04/28/30 (Þ) 1,190 1,198
Rollins, Inc.
Series WI
5.250% due 02/24/35 685 685
RPM International, Inc.
3.750% due 03/15/27 174 172
4.550% due 03/01/29 339 337
5,341
Producer Durables - 1.2%
Avnet, Inc.
6.250% due 03/15/28 266 276
Boeing Co. (The)
2.196% due 02/04/26 1,490 1,470
5.705% due 05/01/40 615 611
Series WI
6.298% due 05/01/29 2,055 2,168
6.528% due 05/01/34 1,275 1,387
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 114
5.500% due 03/15/55 585 571
Carlisle Cos., Inc.
3.750% due 12/01/27 264 260
General Electric Co.
4.300% due 07/29/30 570 568
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 285 274
Hexcel Corp.
4.200% due 02/15/27 379 375
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30 299 306
Series WI
3.483% due 12/01/27 369 360
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 169
Kirby Corp.
4.200% due 03/01/28 195 193
Lennox International, Inc.
5.500% due 09/15/28 357 367
Martin Marietta Materials, Inc.
3.500% due 12/15/27 190 186
Masco Corp.
1.500% due 02/15/28 374 347

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
2.000% due 10/01/30 270 237
Nordson Corp.
5.600% due 09/15/28 295 303
Vontier Corp.
Series WI
1.800% due 04/01/26 870 852
Waste Management, Inc.
3.900% due 03/01/35 255 233
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 241
XPO, Inc.
6.250% due 06/01/28 (Þ) 202 205
12,073
Technology - 1.9%
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 587 569
Broadcom, Inc.
4.900% due 07/15/32 1,150 1,155
3.419% due 04/15/33 (Þ) 895 810
4.800% due 10/15/34 460 451
4.926% due 05/15/37 (Þ) 508 490
Series WI
4.150% due 11/15/30 346 339
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 369
Fiserv, Inc.
5.375% due 08/21/28 169 173
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 965 992
6.100% due 01/25/36 (Þ) 880 902
Gartner, Inc.
3.750% due 10/01/30 (Þ) 418 391
Intel Corp.
3.750% due 08/05/27 880 867
3.050% due 08/12/51 1,115 644
Series WI
3.734% due 12/08/47 414 283
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 920
Leidos , Inc.
5.400% due 03/15/32 1,250 1,274
Meta Platforms, Inc.
5.400% due 08/15/54 710 687
5.550% due 08/15/64 665 645
Series WI
4.450% due 08/15/52 840 705
4.650% due 08/15/62 254 213
Motorola Solutions, Inc.
4.600% due 05/23/29 254 255
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 293
News Corp.
3.875% due 05/15/29 (Þ) 420 401
Oracle Corp.
2.950% due 04/01/30 270 251
3.900% due 05/15/35 200 179
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.800% due 11/15/37 160 136
3.600% due 04/01/40 1,526 1,203
5.375% due 09/27/54 1,145 1,031
4.375% due 05/15/55 380 292
Paychex, Inc.
5.350% due 04/15/32 1,020 1,045
Qorvo , Inc.
Series WI
4.375% due 10/15/29 288 279
Roper Technologies, Inc.
4.200% due 09/15/28 182 181
VMware LLC
1.800% due 08/15/28 288 266
Western Digital Corp.
2.850% due 02/01/29 377 351
19,042
Utilities - 6.5%
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,375
Series WI
3.950% due 06/01/28 182 179
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 441 461
Ameren Corp.
5.000% due 01/15/29 384 390
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,090
5.200% due 01/15/29 373 381
5.625% due 03/01/33 1,405 1,457
Arizona Public Service Co.
5.550% due 08/01/33 915 939
5.700% due 08/15/34 895 924
AT&T, Inc.
6.800% due 05/15/36 525 575
3.500% due 06/01/41 760 594
Series *
4.300% due 02/15/30 865 858
8.750% due 11/15/31 415 494
Series WI
4.900% due 08/15/37 780 743
3.500% due 09/15/53 695 469
3.550% due 09/15/55 1,285 862
Baltimore Gas and Electric Co.
5.450% due 06/01/35 1,030 1,056
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 181 193
Black Hills Corp.
3.150% due 01/15/27 288 282
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 883
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.900% due 06/01/52 1,330 883
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 730
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,164

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 1,015
DTE Energy Co.
4.950% due 07/01/27 895 903
5.200% due 04/01/30 1,115 1,140
5.850% due 06/01/34 1,230 1,287
Duke Energy Corp.
5.000% due 08/15/52 1,278 1,116
Duke Energy Progress LLC
5.050% due 03/15/35 605 606
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 276
Entergy Arkansas LLC
5.750% due 06/01/54 750 746
Entergy Louisiana LLC
5.800% due 03/15/55 585 583
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 270 257
Florida Power & Light Co.
5.960% due 04/01/39 169 178
Georgia Power Co.
5.250% due 03/15/34 935 951
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 387
Interstate Power and Light Co.
5.600% due 06/29/35 1,030 1,058
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 328 330
Jersey Central Power & Light Co.
Series WI*
5.100% due 01/15/35 575 573
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 711
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 654
5.850% due 02/15/34 (Þ) 600 625
National Fuel Gas Co.
4.750% due 09/01/28 258 257
New York State Electric & Gas Corp.
5.650% due 08/15/28 (Þ) 324 335
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 875 875
4.685% due 09/01/27 1,055 1,060
5.250% due 03/15/34 305 308
5.900% due 03/15/55 1,135 1,131
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 204 196
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 299 288
NiSource, Inc.
5.350% due 04/01/34 1,035 1,051
5.850% due 04/01/55 610 601
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 528
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
OGE Energy Corp.
5.450% due 05/15/29 735 757
Ohio Edison Co.
4.950% due 12/15/29 (Þ) 740 749
Oklahoma Gas and Electric Co.
5.800% due 04/01/55 460 459
Oncor Electric Delivery Co. LLC
Series WI
5.550% due 06/15/54 865 840
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,260
5.000% due 06/04/28 880 885
6.100% due 01/15/29 169 175
2.500% due 02/01/31 635 555
5.900% due 06/15/32 890 916
4.500% due 07/01/40 302 255
4.200% due 06/01/41 360 281
PacifiCorp
2.900% due 06/15/52 865 511
Pinnacle West Capital Corp.
5.150% due 05/15/30 620 632
Potomac Electric Power Co.
5.500% due 03/15/54 915 887
PSEG Power LLC
5.200% due 05/15/30 (Þ) 795 812
5.750% due 05/15/35 (Þ) 1,095 1,128
Public Service Co. of Colorado
5.750% due 05/15/54 895 884
Public Service Co. of Oklahoma
5.200% due 01/15/35 985 982
Series G
6.625% due 11/15/37 115 124
Public Service Electric and Gas Co.
5.450% due 08/01/53 232 226
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 331
Sempra
3.700% due 04/01/29 492 477
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 76
Southern California Edison Co.
5.300% due 03/01/28 401 406
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 212 207
Series M
4.100% due 09/15/28 321 317
Sprint Capital Corp.
6.875% due 11/15/28 263 281
8.750% due 03/15/32 1,345 1,625
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 1,606 1,611
System Energy Resources, Inc.
6.000% due 04/15/28 155 160
5.300% due 12/15/34 600 591
Tampa Electric Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.150% due 03/01/35 605 605
T-Mobile USA, Inc.
3.375% due 04/15/29 300 288
3.500% due 04/15/31 696 652
Series WI
2.050% due 02/15/28 289 273
4.500% due 04/15/50 1,330 1,093
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 (Þ) 580 587
Verizon Communications, Inc.
7.750% due 12/01/30 640 733
Series WI
1.680% due 10/30/30 525 455
2.355% due 03/15/32 1,990 1,711
4.272% due 01/15/36 181 167
Virginia Electric and Power Co.
5.000% due 01/15/34 840 836
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 509 502
5.700% due 12/30/34 (Þ) 1,325 1,349
Xcel Energy, Inc.
3.350% due 12/01/26 341 335
65,994
273,011
International Debt - 12.1%
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 569 552
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 237 238
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 547
4.625% due 09/10/29 985 983
4.950% due 09/10/34 680 664
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 818
AGL CLO, Ltd.
Series 2022-21A Class A1R
5.686% due 10/21/37 (~)(Ê)(Þ) 4,600 4,616
Series 2025-23A Class A1R
5.476% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,740 2,740
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,332
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 174
2.950% due 01/25/30 (Þ) 380 354
America Movil SAB de CV
3.625% due 04/22/29 392 378
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 661
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 253
5.450% due 01/23/39 480 486
Series *
4.900% due 02/01/46 885 809
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
4.439% due 10/06/48 370 312
ArcelorMittal SA
6.350% due 06/17/54 490 492
Ares CLO, Ltd.
Series 2022-67A Class A1R
5.509% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,640 1,640
Series 2025-56A Class A1R2
5.569% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 2,000 2,004
AstraZeneca PLC
6.450% due 09/15/37 915 1,021
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,978
6.375% due 05/04/28 (Þ) 1,150 1,195
5.750% due 03/01/29 (Þ) 1,400 1,436
5.750% due 11/15/29 (Þ) 230 237
5.375% due 05/30/30 (Þ) 580 590
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,055
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 367 362
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 535
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,267
5.588% due 08/08/28 254 262
5.439% due 07/15/31 1,200 1,243
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 371
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 229
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 284
Barclays PLC
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 1,065 1,077
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,645
Barings CLO, Ltd.
Series 2020-1A Class A1R2
5.578% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,260 3,263
Series 2025-1A Class A
5.456% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,412
Barrick North America Finance LLC
5.750% due 05/01/43 500 502
BAT Capital Corp.
2.259% due 03/25/28 895 845
5.350% due 08/15/32 1,065 1,087

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.421% due 08/02/33 665 721
Series WI
4.390% due 08/15/37 800 715
Bellemeade Re, Ltd.
Series 2021-3A Class M1C
5.900% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,274 1,280
Series 2022-2 Class M1A
8.350% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 459 462
Series 2023-1 Class M1A
6.550% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 408 410
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 250 260
BNP Paribas SA
4.625% due 03/13/27 (Þ) 233 232
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 177 174
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 191 184
Canadian Natural Resources, Ltd.
2.950% due 07/15/30 367 337
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 246
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR2
5.816% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 2,000 2,006
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 392 384
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 431 433
Cencosud SA
4.375% due 07/17/27 (Þ) 477 473
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 958 994
CI Financial Corp.
3.200% due 12/17/30 2,197 1,950
CIFC Funding, Ltd.
Series 2014-5A Class A1R3
5.702% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 700 702
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 280 274
Colombia Government International
Bond
7.750% due 11/07/36 670 668
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,272
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 196 191
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Danske Bank A/S
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,460 1,462
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 901
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,171
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 570
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 470
Elmwood CLO V, Ltd.
Series 2020-2A Class ARR
5.696% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 3,600 3,621
Enbridge, Inc.
5.700% due 03/08/33 289 299
2.500% due 08/01/33 190 158
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 65
Enel Finance International NV
3.500% due 04/06/28 (Þ) 214 208
2.125% due 07/12/28 (Þ) 426 397
Eni USA, Inc.
7.300% due 11/15/27 286 303
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 232 233
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.648% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,909
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
5.443% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,200
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 363
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 462 462
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 193 185
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 1,109 1,072
2.940% due 09/30/40 (Þ) 715 592
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 1,105 1,123
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 700
Harbour Energy PLC
6.327% due 04/01/35 (Þ) 655 656
HGI CRE CLO, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-FL2 Class A
5.455% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 1,067 1,064
Home RE, Ltd.
Series 2022-1 Class B1
13.350% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,940 3,368
HSBC Holdings PLC
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 508 503
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 730 739
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 1,385 1,399
Hungary Government International
Bond
6.750% due 09/23/55 (Þ) 680 688
Imperial Brands Finance PLC
4.500% due 06/30/28 (Þ) 870 868
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 299
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 260
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 353 348
JDE Peet's NV
1.375% due 01/15/27 (Þ) 546 519
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,440 1,458
LLPL Capital Pte , Ltd.
6.875% due 02/04/39 (Þ) 296 304
Magnetite CLO, Ltd.
Series 2025-26A Class AR2
5.469% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,508
Mexico Government International
Bond
6.625% due 01/29/38 1,235 1,242
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 251 247
National Grid PLC
5.418% due 01/11/34 945 963
NatWest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 570
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 795
Nokia OYJ
4.375% due 06/12/27 509 504
NTT Finance Corp.
4.620% due 07/16/28 (Þ) 1,070 1,072
4.876% due 07/16/30 (Þ) 895 900
5.171% due 07/16/32 (Þ) 915 923
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series WI
4.300% due 06/18/29 318 315
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.350% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 262 264
OCP CLO, Ltd.
Series 2021-22A Class AR
5.676% due 10/20/37 (~)(Ê)(Þ) 1,600 1,606
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 299
Prosus NV
3.257% due 01/19/27 (Þ) 304 297
4.850% due 07/06/27 (Þ) 260 260
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 232 223
Raizen Fuels Finance SA
6.250% due 07/08/32 (Þ) 705 695
Regatta XX Funding, Ltd.
Series 2021-2A Class AR
5.498% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 3,440 3,435
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.844% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,003
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 356
Reynolds American, Inc.
Series *
8.125% due 05/01/40 695 815
Royal Bank of Canada
Series GMTN
5.153% due 02/04/31 (SOFR +
1.030%)(Ê) 1,220 1,244
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOF R + 1.400%)(Ê) 405 397
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 297
6.375% due 06/02/55 (Þ) 2,045 2,066
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 580 573
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 155 157
5.500% due 01/16/29 (Þ) 318 326
Societe Generale SA
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 269 279
Series 144A
5.250% due 02/19/27 (Þ) 1,380 1,390
Standard Chartered PLC
6.750% due 02/08/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.850%)(Ê)(Þ) 203 209

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc.
7.000% due 11/15/28 497 531
Suzano Austria GmbH
Series WI
6.000% due 01/15/29 399 410
TELUS Corp.
2.800% due 02/16/27 361 352
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 2,006 2,001
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 62
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 330 325
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 449 455
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,192
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 199 200
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 253 255
United Utilities PLC
6.875% due 08/15/28 333 353
Vale Overseas, Ltd.
6.400% due 06/28/54 580 569
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 495
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 276 264
Windfall Mining Group, Inc.
5.854% due 05/13/32 (Þ) 710 725
Woodside Finance, Ltd.
5.400% due 05/19/30 885 898
Yara International ASA
4.750% due 06/01/28 (Þ) 177 177
121,748
Mortgage-Backed Securities - 22.8%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
6.480% due 05/25/34 (~)(Ê) 24 24
Series 2006-B Class 1A1
7.497% due 10/20/46 (~)(Ê) 2 2
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 5,440 5,456
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.983% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,043 2,046
Series 2024-MDHS Class B
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.183% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 2,973 2,976
BX Trust
Series 2024-BIO Class C
6.982% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,401
Series 2024-VLT4 Class B
6.283% due 07/15/29 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 250 250
Series 2024-VLT4 Class C
6.482% due 07/15/29 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 485 483
Series 2025-ROIC Class C
5.885% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,034 1,027
Series 2025-ROIC Class D
6.335% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,485 3,457
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,264
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.717% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 885 907
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 2,404 2,420
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 1,961 1,567
DK Trust
Series 2024-SPBX Class A
5.842% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,294
Eagle RE, Ltd.
Series 2023-1 Class M1A
6.350% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 885 886
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,537 1,539
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
5.976% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 3,518 3,511
Fannie Mae
2.600% due 2031 326 295
5.500% due 2033 9 9
5.500% due 2034 93 95
4.500% due 2035 133 133
6.000% due 2035 24 24
5.500% due 2036 71 73
5.500% due 2037 52 53
5.500% due 2038 226 233
6.000% due 2039 15 16
4.500% due 2040 52 52
5.500% due 2040 218 224
4.000% due 2041 60 58
3.500% due 2043 594 552

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.000% due 2043 64 61
4.000% due 2044 329 313
3.500% due 2045 478 439
4.000% due 2045 277 263
4.000% due 2046 672 635
4.500% due 2046 170 166
4.000% due 2047 215 202
4.500% due 2047 45 44
4.000% due 2048 275 258
5.000% due 2048 679 671
3.000% due 2049 2,379 2,045
4.000% due 2049 281 264
2.000% due 2051 3,933 3,117
4.000% due 2052 6,959 6,439
5.000% due 2052 2,713 2,654
5.500% due 2052 4,653 4,661
5.000% due 2053 5,919 5,789
5.500% due 2053 9,565 9,564
5.500% due 2054 7,006 7,017
5.000% due 2055 2,998 2,920
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 251 264
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 4 4
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,485 1,495
Freddie Mac
5.500% due 2032 2 2
7.500% due 2032 3 4
5.500% due 2034 8 8
4.000% due 2040 265 256
5.500% due 2041 78 80
3.500% due 2044 62 58
4.000% due 2044 210 199
4.000% due 2045 434 412
3.500% due 2046 54 50
4.000% due 2047 375 353
4.500% due 2048 152 146
3.000% due 2050 5,413 4,692
2.500% due 2051 1,204 1,005
3.500% due 2051 1,723 1,551
3.500% due 2052 3,701 3,315
4.000% due 2052 5,244 4,852
5.000% due 2052 2,781 2,720
5.500% due 2053 19,278 19,258
6.000% due 2054 4,546 4,615
5.500% due 2055 6,728 6,736
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 95 98
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 168 170
Series 2010-3632 Class PK
5.000% due 02/15/40 30 31
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2012-4019 Class JD
3.000% due 05/15/41 23 23
Ginnie Mae II
4.500% due 2042 68 67
2.500% due 2052 3,783 3,182
5.500% due 2053 1,267 1,270
6.000% due 2055 9,545 9,682
30 Year TBA(Ï)
5.000% 4,000 3,904
5.500% 10,039 10,013
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,314
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 1,657 1,706
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 138 121
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,843 1,638
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,617 2,425
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 439 390
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,024 1,872
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,605 2,316
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,230 1,089
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,249 1,099
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 537 472
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 762 684
Series 2024-HE2 Class A1
5.548% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,434 1,436
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 808 809
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 2,381 2,384
Series 2025-HE1 Class A1
5.498% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 2,849 2,852
Series 2025-HE1 Class M1
5.748% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,233
MF1 LLC
Series 2022-FL9 Class A
6.501% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,643 2,646
Series 2024-FL14 Class A
6.088% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 3,312 3,327
MHC Commercial Mortgage Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2021-MHC Class A
5.257% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 723 724
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 10,103 59
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 6,248 10
PRPM LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 2,900 2,851
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,656 1,629
RCKT Mortgage Trust
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 850 852
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,338 3,342
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,397 3,399
Series 2025-CES4 Class A1A
5.811% due 05/25/55 (~)(Ê)(Þ) 1,054 1,060
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/29 (~)(Ê)(Þ) 3,086 3,127
Series 2025-SGRM Class C
5.816% due 03/11/29 (~)(Ê)(Þ) 2,425 2,444
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,246 1,266
Series 2025-LOC4 Class A1A
6.100% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,736 2,736
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.585% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,118
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,480 1,474
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,863 2,881
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.707% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,351 1,350
230,499
Municipal Bonds - 0.1%
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 629
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 373 400
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
1,029
Non-US Bonds - 0.7%
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.532% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 655
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,941 3,367
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,823
6,845
United States Government Treasuries - 24.5%
United States Treasury Notes
1.500% due 08/15/26 416 405
6.750% due 08/15/26 325 333
4.125% due 10/31/26 7,389 7,388
2.000% due 11/15/26 8,452 8,230
6.500% due 11/15/26 4,720 4,870
4.125% due 01/31/27 5,941 5,947
0.625% due 03/31/27 5,327 5,041
2.375% due 05/15/27 4,803 4,671
0.500% due 05/31/27 4,958 4,658
6.375% due 08/15/27 7,500 7,846
0.625% due 12/31/27 5,471 5,061
4.250% due 01/15/28 9,600 9,675
2.750% due 02/15/28 6,391 6,214
1.125% due 02/29/28 1 1
1.250% due 03/31/28 8,100 7,562
2.875% due 05/15/28 6,246 6,080
3.875% due 07/15/28 6,860 6,858
1.250% due 09/30/28 6,597 6,082
3.125% due 11/15/28 6,937 6,773
1.500% due 11/30/28 8,744 8,095
2.375% due 05/15/29 4,850 4,590
1.625% due 08/15/29 3,558 3,263
3.625% due 08/31/29 7,065 6,986
4.000% due 10/31/29 1,771 1,776
0.625% due 05/15/30 5,001 4,281
3.875% due 06/30/30 1,235 1,231
0.625% due 08/15/30 5,923 5,027
0.875% due 11/15/30 6,400 5,460
4.375% due 11/30/30 5,456 5,555
1.125% due 02/15/31 4,248 3,653
1.625% due 05/15/31 4,069 3,566
1.250% due 08/15/31 4,753 4,042
1.875% due 02/15/32 4,959 4,326
2.875% due 05/15/32 4,530 4,195
4.000% due 06/30/32 735 729
2.750% due 08/15/32 600 549
3.500% due 02/15/33 5,011 4,789
4.500% due 11/15/33 5,382 5,478
4.000% due 02/15/34 1,900 1,863
4.250% due 11/15/34 2,665 2,648
4.625% due 02/15/35 1,065 1,088
4.250% due 05/15/35 5,575 5,526

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.500% due 02/15/36 3,200 3,244
1.125% due 08/15/40 3,097 1,894
1.375% due 11/15/40 3,563 2,256
1.875% due 02/15/41 1 1
2.250% due 05/15/41 2,192 1,578
1.750% due 08/15/41 4,482 2,951
3.125% due 11/15/41 1,780 1,443
2.750% due 11/15/42 3,977 2,995
3.750% due 11/15/43 1,515 1,308
3.125% due 08/15/44 1,692 1,319
5.000% due 05/15/45 3,876 3,932
2.875% due 08/15/45 3,070 2,268
3.000% due 02/15/48 3,342 2,453
3.125% due 05/15/48 3,256 2,439
3.375% due 11/15/48 1,567 1,224
1.250% due 05/15/50 1,475 699
1.375% due 08/15/50 1,126 547
1.625% due 11/15/50 4,172 2,166
1.875% due 02/15/51 4,234 2,343
2.000% due 08/15/51 4,074 2,313
1.875% due 11/15/51 3,879 2,125
2.250% due 02/15/52 2,073 1,247
2.875% due 05/15/52 1,485 1,030
3.625% due 05/15/53 1,856 1,492
4.750% due 11/15/53 1,710 1,669
4.625% due 02/15/55 4,370 4,186
4.750% due 05/15/55 4,505 4,406
247,939
Total Long-Term Fixed
Income Investments
(cost $939,453) 925,034
Short-Term Investments - 8.7%
U.S. Cash Management Fund(@) 87,654,019
(∞)
87,628
Total Short-Term Investments
(cost $87,628) 87,628
Total Investments - 100.3%
(identified cost $1,027,081) 1,012,662
Other Assets and Liabilities,
Net - (0.3)%
(2,888)
Net Assets - 100.0%
1,009,774

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.6%
7-Eleven, Inc. 10/02/24 385,000 92.65 357
357
7-Eleven, Inc. 07/30/25 880,000 85.14 749
748
Adani Ports & Special Economic Zone, Ltd. 02/10/25 569,000 95.64 544
552
AGL CLO, Ltd. 01/31/25 2,740,000 100.00 2,740
2,740
AGL CLO, Ltd. 04/01/25 4,600,000 99.97 4,599
4,616
Aircastle , Ltd. 08/07/24 187,000 94.18 176
178
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.77 174
174
Alimentation Couche-Tard, Inc. 03/25/25 380,000 92.02 350
354
Alliant Energy Finance LLC 07/07/25 441,000 104.51 461
461
Amcor Flexibles North America, Inc. 03/12/25 740,000 99.99 740
750
Anglo American Capital PLC 04/03/24 640,000 99.68 638
661
Antero Resources Corp. 12/11/24 289,000 98.68 285
287
Arbor Realty Commercial Real Estate Notes, Ltd. 11/23/22 2,013,743 97.13 1,956
2,014
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 792,684 99.67 790
793
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 3,098,883 100.03 3,100
3,100
Ares CLO, Ltd. 12/27/24 2,000,000 100.00 2,000
2,004
Ares CLO, Ltd. 01/21/25 1,640,000 100.00 1,640
1,640
Athene Global Funding 11/06/19 1,525,000 97.43 1,486
1,493
Athene Global Funding 09/24/24 855,000 94.97 812
810
Audax Senior Debt CLO LLC 02/21/25 1,800,000 100.00 1,800
1,799
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.19 1,152
1,195
Avolon Holdings Funding, Ltd. 01/16/24 1,400,000 100.81 1,411
1,436
Avolon Holdings Funding, Ltd. 05/08/24 230,000 99.35 228
237
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.60 1,962
1,978
Avolon Holdings Funding, Ltd. 03/24/25 580,000 99.63 578
590
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,205,000 100.13 1,207
1,222
BAE Systems PLC 03/19/24 1,030,000 99.53 1,025
1,055
Banco de Bogota SA 05/06/24 367,000 95.96 352
362
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 97.75 527
535
Bangkok Bank PCL 01/07/25 330,000 111.31 367
371
Barings CLO, Ltd. 12/20/24 3,260,000 100.00 3,260
3,263
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,412
Bellemeade Re, Ltd. 09/27/21 1,274,157 99.25 1,265
1,280
Bellemeade Re, Ltd. 09/23/22 459,262 100.00 459
462
Bellemeade Re, Ltd. 10/18/23 408,441 100.00 408
410
Bimbo Bakeries USA, Inc. 05/07/25 250,000 103.62 259
260
BNP Paribas SA 05/06/24 233,000 98.60 230
232
BNP Paribas SA 08/07/24 177,000 96.60 171
174
Booz Allen Hamilton, Inc. 06/12/25 587,000 96.24 565
569
BRAVO Residential Funding Trust 10/09/24 794,236 99.99 794
793
BRAVO Residential Funding Trust 04/08/25 5,439,735 100.00 5,440
5,456
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.09 1,471
1,487
British Airways Pass-Through Trust 11/17/20 191,236 100.00 191
184
Broadcom, Inc. 05/05/20 895,000 85.06 761
810
Broadcom, Inc. 05/05/20 508,000 93.70 476
490
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
883
Business Jet Securities LLC 09/06/24 1,086,480 100.00 1,086
1,083
BX Commercial Mortgage Trust 05/02/24 2,973,223 99.76 2,966
2,976
BX Commercial Mortgage Trust 05/02/24 2,043,236 99.76 2,038
2,046
BX Trust 01/24/24 7,432,000 99.77 7,415
7,401
BX Trust 02/20/25 1,033,967 99.77 1,032
1,027
BX Trust 02/20/25 3,485,406 99.77 3,477
3,457
BX Trust 07/24/25 485,000 99.91 485
483
BX Trust 07/24/25 250,000 99.97 250
250
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.58 2,684
2,264
Cantor Fitzgerald, LP 11/14/22 605,000 97.25 588
599
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 2,000,000 99.90 1,998
2,006
Carnival Corp. 06/12/25 351,000 97.24 341
341
Cemex SAB de CV 12/12/24 431,000 99.55 429
433
Cencosud SA 12/11/23 477,000 96.64 461
473
CF Industries, Inc. 06/12/25 285,000 99.87 285
285
Chase Home Lending Mortgage Trust 07/22/20 884,517 100.00 884
907
Chase Home Lending Mortgage Trust 01/25/24 2,404,116 100.37 2,413
2,420
Chile Electricity MPC SARL 08/14/23 957,650 100.01 958
994
Churchill Middle Market CLO LLC 02/24/25 1,700,000 100.00 1,700
1,700
CIFC Funding, Ltd. 04/24/25 700,000 99.90 699
702
Citadel Finance LLC 03/03/21 590,000 99.94 590
583
Citadel Securities Global Holdings LLC 06/11/25 905,000 99.74 903
913

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Citadel, LP 09/11/19 625,000 99.94 625
623
CLI Funding IX LLC 07/24/24 1,470,758 100.49 1,478
1,478
Coca-Cola Icecek AS 07/12/24 280,000 94.61 265
274
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 103.82 319
319
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.84 99
110
Constellation Insurance, Inc. 01/16/20 615,000 103.19 635
606
Continental Resources, Inc. 10/25/24 515,000 96.44 497
499
Cooperatieve Rabobank UA 03/30/22 1,365,000 90.81 1,240
1,272
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 06/12/25 278,000 97.01 270
272
Credit Agricole SA 09/13/23 196,000 92.96 182
191
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 311,000 95.65 297
300
Danske Bank A/S 09/19/23 1,460,000 100.00 1,460
1,462
Danske Bank A/S 09/25/24 905,000 100.00 905
901
DBGS Mortgage Trust 04/03/19 1,961,000 100.96 1,980
1,567
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 357,000 97.23 347
357
DK Trust 03/01/24 2,292,000 100.00 2,292
2,294
DT Midstream, Inc. 06/12/25 324,000 95.95 311
312
Eagle RE, Ltd. 09/20/23 884,741 100.00 885
886
East Ohio Gas Co. (The) 07/12/24 445,000 63.73 284
276
Ellington Financial Mortgage Trust 12/10/24 1,537,407 99.99 1,537
1,539
Elmwood CLO V, Ltd. 04/24/25 3,600,000 99.85 3,595
3,621
Elmwood CLO, Ltd. 02/18/25 1,300,000 100.00 1,300
1,305
ELP Commercial Mortgage Trust 09/19/23 3,517,690 97.86 3,442
3,511
Enel Finance International NV 07/12/24 214,000 96.02 205
208
Enel Finance International NV 07/07/25 426,000 93.35 398
397
Farmers Exchange Capital 03/27/25 705,000 103.74 731
741
Farmers Exchange Capital III 10/12/16 660,000 93.78 619
600
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
740
Ferguson Finance PLC 03/06/24 346,000 98.61 341
343
FIGRE Trust 04/28/23 559,943 99.44 557
565
FIGRE Trust 03/19/24 2,243,668 100.03 2,244
2,277
FIGRE Trust 07/19/24 663,906 101.25 672
675
FIGRE Trust 09/09/24 1,267,213 100.00 1,267
1,262
FIGRE Trust 10/31/24 1,090,221 100.11 1,091
1,096
FIGRE Trust 12/11/24 1,485,269 99.99 1,485
1,495
FIGRE Trust 02/20/25 391,719 103.47 405
407
FIGRE Trust 03/20/25 1,273,273 100.00 1,273
1,281
FirstEnergy Transmission LLC 07/07/25 270,000 95.11 257
257
Flatiron CLO, Ltd. 11/01/24 2,900,000 100.00 2,900
2,909
Flatiron RR CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,200
Fortitude Group Holdings LLC 03/26/25 670,000 99.85 669
687
Foundry JV Holdco LLC 02/04/25 965,000 99.90 964
992
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
902
Freeport Indonesia PT 06/12/25 462,000 99.99 462
462
Fresenius Medical Care US Finance III, Inc. 05/08/25 193,000 95.14 184
185
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 1,108,720 96.85 1,074
1,072
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 715,424 80.19 574
592
Gartner, Inc. 05/08/25 418,000 92.83 388
391
GFL Environmental, Inc. 05/08/25 285,000 95.71 273
274
Glencore Funding LLC 03/24/25 1,105,000 100.00 1,105
1,123
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
700
GS Mortgage Securities Trust 08/04/23 2,328,000 96.23 2,240
2,314
Harbour Energy PLC 03/24/25 655,000 100.00 655
656
HGI CRE CLO, Ltd. 09/17/21 1,067,264 97.97 1,046
1,064
Home RE, Ltd. 05/09/25 2,940,000 113.48 3,336
3,368
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.75 997
971
Hudson Yards Mortgage Trust 01/07/25 1,657,000 100.67 1,668
1,706
Hungary Government International Bond 06/16/25 680,000 97.93 666
688
Imperial Brands Finance PLC 06/24/25 870,000 99.74 868
868
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
387
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 95.92 295
299
InRetail Consumer 12/11/23 272,000 91.81 250
260
International Flavors & Fragrances, Inc. 07/24/24 145,000 93.23 135
136
Intesa Sanpaolo SpA 11/14/24 353,000 97.56 344
348
ITC Holdings Corp. 06/12/25 328,000 100.67 330
330
James Hardie International Finance Designated Activity Co. 02/10/25 506,000 97.73 495
502
JDE Peet's NV 02/07/24 546,000 94.80 518
519

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 03/30/21 138,098 101.89 141
121
JPMorgan Mortgage Trust 04/26/21 2,617,343 101.56 2,658
2,425
JPMorgan Mortgage Trust 06/24/21 2,024,306 102.29 2,071
1,872
JPMorgan Mortgage Trust 02/24/22 536,954 97.70 525
472
JPMorgan Mortgage Trust 04/27/22 761,996 95.92 731
684
JPMorgan Mortgage Trust 01/19/23 1,248,980 90.21 1,127
1,099
JPMorgan Mortgage Trust 01/30/23 1,842,978 89.47 1,649
1,638
JPMorgan Mortgage Trust 01/31/23 438,854 89.61 393
390
JPMorgan Mortgage Trust 03/10/23 2,604,901 88.71 2,311
2,316
JPMorgan Mortgage Trust 04/20/23 1,230,207 88.69 1,091
1,089
JPMorgan Mortgage Trust 06/22/23 1,204,100 100.00 1,204
1,210
JPMorgan Mortgage Trust 05/29/24 1,434,185 100.21 1,437
1,436
JPMorgan Mortgage Trust 01/29/25 807,875 100.00 808
809
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,233
JPMorgan Mortgage Trust 02/26/25 2,848,780 100.00 2,849
2,852
JPMorgan Mortgage Trust 03/18/25 2,380,659 100.00 2,381
2,384
JPMorgan Mortgage Trust 07/30/25 2,510,000 100.00 2,510
2,510
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,236
2,275
Kubota Credit Owner Trust 06/18/24 830,000 99.99 830
846
LLPL Capital Pte , Ltd. 02/10/25 295,970 101.40 300
304
Magnetite CLO, Ltd. 01/28/25 1,510,000 100.00 1,510
1,508
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
629
Mars, Inc. 03/05/25 915,000 99.46 910
905
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.43 1,079
880
Mattel, Inc. 02/25/25 402,000 95.51 384
385
Meritage Homes Corp. 06/12/25 408,000 96.06 392
394
MF1 LLC 05/13/22 2,642,800 99.20 2,622
2,646
MF1 LLC 01/30/24 3,312,000 100.05 3,314
3,327
MHC Commercial Mortgage Trust 04/06/21 723,330 99.40 719
724
Midwest Connector Capital Co. LLC 03/25/25 307,000 98.92 304
304
MISC Capital Two Labuan, Ltd. 11/14/24 251,000 97.99 246
247
MMAF Equipment Finance LLC 01/22/25 1,350,000 99.96 1,349
1,374
Monongahela Power Co. 07/26/23 665,000 96.75 643
654
Monongahela Power Co. 09/12/23 600,000 99.48 597
625
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.16 10
10
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.58 59
59
MSCI, Inc. 03/25/25 312,000 92.59 289
293
Nationwide Mutual Insurance Co. 09/15/23 700,000 124.71 873
924
New York Life Insurance Co. 04/08/20 195,000 99.45 194
143
New York Life Insurance Co. 07/07/25 625,000 104.22 651
653
New York State Electric & Gas Corp. 06/12/25 324,000 103.13 334
335
News Corp. 06/12/25 420,000 95.20 400
401
NGPL PipeCo LLC 10/02/19 297,000 122.64 364
335
NRG Energy, Inc. 04/16/24 558,000 92.91 518
528
NTT Finance Corp. 07/09/25 915,000 100.00 915
923
NTT Finance Corp. 07/09/25 895,000 100.00 895
900
NTT Finance Corp. 07/09/25 1,070,000 100.00 1,070
1,072
Oaktown Re, Ltd. 08/23/23 262,378 101.46 266
264
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,606
Ohio Edison Co. 07/11/25 740,000 100.82 746
749
Open Text Corp. 08/01/23 290,000 101.10 293
299
Pacific Life Insurance Co. 06/15/18 255,000 92.47 236
200
Pernod Ricard International Finance LLC 06/12/25 420,000 91.83 386
386
Prologis Targeted US Logistics Fund, LP 08/08/24 235,000 99.40 234
236
Prosus NV 08/01/23 260,000 97.71 254
260
Prosus NV 06/12/25 304,000 97.94 298
297
PRPM LLC 06/09/23 2,900,355 94.10 2,729
2,851
PRPM LLC 02/03/25 1,656,048 97.89 1,621
1,629
PSEG Power LLC 05/14/25 1,095,000 99.63 1,091
1,128
PSEG Power LLC 07/07/25 795,000 101.53 807
812
PTTEP Treasury Center Co., Ltd. 11/14/24 232,000 95.89 222
223
Raizen Fuels Finance SA 06/26/25 705,000 98.85 697
695
RCKT Mortgage Trust 02/15/24 1,158,919 99.98 1,159
1,163
RCKT Mortgage Trust 03/19/24 1,633,601 99.98 1,633
1,642
RCKT Mortgage Trust 06/27/24 1,957,726 101.12 1,980
1,980
RCKT Mortgage Trust 08/14/24 1,248,809 99.98 1,249
1,244
RCKT Mortgage Trust 12/12/24 850,043 100.66 856
852
RCKT Mortgage Trust 12/12/24 3,337,881 99.99 3,338
3,342

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
RCKT Mortgage Trust 02/26/25 3,396,803 100.00 3,397
3,399
RCKT Mortgage Trust 04/24/25 1,053,647 100.45 1,058
1,060
Regatta XX Funding, Ltd. 01/28/25 3,440,000 100.00 3,440
3,435
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.80 998
1,003
Reliance Industries, Ltd. 02/07/24 364,000 96.96 353
356
Rentokil Terminix Funding LLC 04/23/25 1,190,000 99.25 1,181
1,198
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.56 389
327
RFR Trust 02/18/25 3,086,000 100.13 3,090
3,127
RFR Trust 02/18/25 2,425,000 99.99 2,425
2,444
Sabal Trail Transmission LLC 08/07/24 515,000 98.37 507
508
Saluda Grade Alternative Mortgage Trust 02/07/24 869,291 102.05 887
892
Saluda Grade Alternative Mortgage Trust 04/05/24 2,722,851 99.99 2,723
2,758
Saluda Grade Alternative Mortgage Trust 10/16/24 1,245,970 101.37 1,263
1,266
Saluda Grade Alternative Mortgage Trust 03/13/25 1,150,002 102.48 1,178
1,180
Saluda Grade Alternative Mortgage Trust 07/10/25 2,736,360 100.00 2,736
2,736
Saudi Arabian Oil Co. 08/01/23 336,000 88.78 298
297
Saudi Arabian Oil Co. 05/27/25 2,045,000 98.41 2,012
2,066
SBL Holdings, Inc. 10/23/24 260,000 99.71 259
253
Scentre Group Trust 2 09/25/24 580,000 98.23 570
573
SK Hynix, Inc. 11/14/24 155,000 100.68 156
157
SK Hynix, Inc. 07/07/25 318,000 102.46 326
326
Smithfield Foods, Inc. 06/04/24 182,000 97.81 178
180
Societe Generale SA 11/12/24 1,380,000 100.00 1,380
1,390
Societe Generale SA 06/12/25 269,000 100.70 271
279
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,606,000 99.76 1,602
1,611
Standard Chartered PLC 11/14/24 203,000 102.81 209
209
Stellantis Finance US, Inc. 03/12/25 870,000 99.91 869
875
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
655
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.76 1,114
1,118
Tennessee Gas Pipeline Co. LLC 11/14/22 1,476,000 90.39 1,323
1,364
Texas Eastern Transmission, LP 11/13/19 178,000 101.18 180
174
Textainer Marine Containers VII, Ltd. 08/06/24 2,006,400 100.00 2,006
2,001
Towd Point Mortgage Trust 08/17/20 220,375 101.63 224
215
Trans-Allegheny Interstate Line Co. 04/14/25 580,000 99.90 579
587
Transportadora de Gas Internacional SA ESP 06/12/25 449,000 101.40 455
455
Triton Container International, Ltd. 04/06/21 1,215,000 98.28 1,194
1,192
UBS Group AG 11/14/24 199,000 99.53 198
200
UniCredit SpA 06/12/25 253,000 100.33 254
255
United Rentals NA, Inc. 05/07/25 374,000 101.46 379
381
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 2,941,000 112.78 3,317
3,367
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,823
Var Energi ASA 08/01/23 436,000 106.18 463
495
VDCM Commercial Mortgage Trust 06/24/25 1,480,000 100.00 1,480
1,474
VDCM Commercial Mortgage Trust 06/24/25 2,863,000 100.00 2,863
2,881
VICI Properties, LP / VICI Note Co., Inc. 03/25/25 223,000 95.75 214
216
Videotron, Ltd. 05/07/25 276,000 94.69 261
264
Vistra Operations Co. LLC 05/06/24 509,000 97.12 494
502
Vistra Operations Co. LLC 11/19/24 1,325,000 100.06 1,326
1,349
Wells Fargo Commercial Mortgage Trust 11/15/22 1,350,660 94.34 1,274
1,350
Windfall Mining Group, Inc. 05/06/25 710,000 100.00 710
725
XPO, Inc. 12/11/24 202,000 101.76 206
205
Yara International ASA 12/11/24 177,000 99.37 176 177
278,575
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 149 AUD 16,954 09/25
(29)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Futures Contracts
Amounts in thousands (except contract amounts )
Long Gilt Futures 74 GBP 6,820 09/25
123
United States 2 Year Treasury Note Futures 331 USD 68,512 09/25
(71)
United States 5 Year Treasury Note Futures 329 USD 35,589 09/25
126
United States 10 Year Treasury Note Futures 573 USD 63,639 09/25
325
United States 10 Year Ultra Treasury Note Futures 1,134 USD 128,230 09/25
1,797
United States Treasury Long Bond Futures 80 USD 9,135 09/25
39
United States Treasury Ultra Bond Futures 232 USD 27,216 09/25 745
Short Positions
Euro- Bobl Futures 24 EUR 2,815 09/25
22
Euro-Bund Futures 76 EUR 9,857 09/25
104
Japanese 10 Year Government Bond Futures 13 JPY 1,794,390 09/25
46
Japanese 10 Year Mini Government Bond Futures 9 JPY 124,227 09/25
2
Long Gilt Futures 8 GBP 737 09/25
(17)
United States 2 Year Treasury Note Futures 71 USD 14,696 09/25
17
United States 5 Year Treasury Note Futures 196 USD 21,202 09/25
38
United States 10 Year Ultra Treasury Note Futures 290 USD 32,792 09/25 (344)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,923
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 2,941 USD 3,372 08/08/25 15
BNP Paribas CHF 4,055 USD 5,147 08/13/25 150
Citigroup USD 3,384 CAD 4,606 08/13/25 (58)
Citigroup GBP 615 USD 837 08/13/25 24
JPMorgan Chase USD 1,137 JPY 162,907 08/13/25 (56)
JPMorgan Chase USD 1,684 NOK 17,018 08/13/25 (38)
State Street USD 30 CHF 24 08/13/25 —
State Street USD 3 NOK 28 08/13/25 —
State Street CAD 6 USD 4 08/13/25 —
State Street EUR 6 USD 7 08/13/25 —
State Street GBP 2,838 USD 3,783 08/08/25 35
State Street GBP 9 USD 13 08/13/25 —
State Street JPY 204,348 USD 1,374 08/13/25 17
UBS USD 5,104 EUR 4,329 08/13/25 (160)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (71)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 43,9 6 3 $ —
$ —
$ 43,9 6 3
Corporate Bonds and Notes — 273,011 —
—
273,011
International Debt — 121,748 —
—
121,748
Mortgage-Backed Securities — 230 ,4 99 —
—
230 ,4 99
Municipal Bonds — 1,029 —
—
1,029

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Non-US Bonds — 6,845 —
—
6,845
United States Government Treasuries — 247,939 —
—
247,939
Short-Term Investments — — — 87,628 87,628
Total Investments
— 925,034 — 87,628 1,012,662
Other Financial Instruments
Assets
Futures Contracts 3,384 — — — 3,384
Foreign Currency Exchange Contracts — 241 — — 241
Liabilities
Futures Contracts (461) — — — (461)
Foreign Currency Exchange Contracts — (312) — — (312)
Total Other Financial Instruments
*
$ 2,923 $ (71) $ — $ — $ 2,852
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
2,594
Belgium ..............................................................................................
1,861
Bermuda .............................................................................................
6,976
Brazil ..................................................................................................
1,851
Canada ................................................................................................
9,603
Cayman Islands ..................................................................................
21,821
Chile ...................................................................................................
1,851
China ..................................................................................................
2,559
Colombia ............................................................................................
1,485
Denmark .............................................................................................
2,363
Finland ...............................................................................................
504
France .................................................................................................
2,266
Germany .............................................................................................
2,394
Hungary ..............................................................................................
688
India ...................................................................................................
908
Indonesia ............................................................................................
766
Ireland ................................................................................................
9,103
Italy ....................................................................................................
1,511

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands
Country Exposure
Fair Value
$
Japan ..................................................................................................
2,895
Jersey ..................................................................................................
15,730
Luxembourg .......................................................................................
3,860
Malaysia .............................................................................................
247
Mexico ...............................................................................................
3,148
Netherlands ........................................................................................
2,343
Norway ...............................................................................................
495
Peru ....................................................................................................
260
Saudi Arabia .......................................................................................
3,063
South Africa .......................................................................................
1,386
South Korea .......................................................................................
483
Spain ..................................................................................................
2,772
Switzerland ........................................................................................
200
Thailand .............................................................................................
594
Turkey ................................................................................................
274
United Arab Emirates .........................................................................
1,664
United Kingdom .................................................................................
18,075
United States ......................................................................................
884,069
Total Investments ............................................................................... 1,012,662
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 165,912 $ 395,435 $ 473,698 $ (5) $ (16) $ 87,628 $ 3,536 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 93.4%
Asset-Backed Securities - 12.2%
American Express Credit Account
Master Trust
Series 2022-3 Class A
3.750% due 08/15/27 500 500
Series 2024-1 Class A
5.230% due 04/16/29 700 711
Series 2025-4 Class A
4.300% due 07/15/30 570 572
AMSR Trust
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 284 282
Series 2020-SFR5 Class C
1.880% due 11/17/37 (Þ) 725 718
Series 2021-SFR2 Class A
1.527% due 08/17/38 (Þ) 2,659 2,571
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 146
AutoNation Finance Trust
Series 2025-1A Class A3
4.620% due 11/13/29 (Þ) 475 477
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 155 155
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 1,540 1,565
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/15/28 200 200
Series 2024-A1 Class A
4.930% due 05/15/29 280 283
Series 2025-A1 Class A
4.310% due 05/15/30 200 201
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,000 1,001
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Series 2025-1 Class A3
4.840% due 01/15/30 275 278
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,095
Series 2024-A1 Class A
4.600% due 01/16/29 960 964
CoreVest American Finance Trust
Series 2022-1 Class A
4.744% due 06/17/55 (~)(Ê)(Þ) 521 520
Credit Acceptance Auto Loan Trust
Series 2025-1A Class A
5.020% due 03/15/35 (Þ) 700 703
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 320 324
FirstKey Homes Trust
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2020-SFR1 Class A
1.339% due 08/17/37 (Þ) 442 440
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 2,005 1,990
Ford Credit Auto Owner Trust
Series 2022-B Class A4
3.930% due 08/15/27 450 449
Ford Credit Floorplan Master Owner
Trust A
Series 2024-1 Class A1
5.290% due 04/15/29 (Þ) 450 456
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 138 111
Hertz Vehicle Financing III LLC
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 3,910 3,769
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,011
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 844
Hertz Vehicle Financing LLC
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 890 854
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 79 77
Series 2025-1A Class A
4.880% due 05/27/42 (Þ) 666 667
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 129 131
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 851
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 916 835
Series 2021-2 Class B
2.302% due 12/17/26 (Þ) 312 300
Honda Auto Receivables Owner Trust
Series 2024-1 Class A2
5.360% due 09/15/26 78 78
Series 2024-2 Class A2
5.410% due 11/18/26 70 70
Hyundai Auto Receivables Trust
Series 2024-A Class A2A
5.290% due 04/15/27 291 291
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 190 184
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 399 399
Series 2025-B Class A2A
4.280% due 07/17/28 900 899
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.917% due 01/25/37 (CME Term
SOFR 1 Month + 0.414%)(Ê) 207 202
M&T Bank Auto Receivables Trust
Series 2024 -1A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,327
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 284
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 1,064 1,064
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 263 265
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
5.322% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 81 82
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 69 66
Navient Private Education Refi Loan
Trust
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 36 34
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 359 325
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 204 182
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 153 149
Nelnet Student Loan Trust
Series 2021-A Class A2
5.495% due 04/20/62 (CME Term
SOFR 1 Month + 1.144%)(Ê)(Þ) 385 385
Series 2021-CA Class AFX
1.320% due 04/20/62 (Þ) 328 306
NextGear Floorplan Master Owner
Trust
Series 2024-2A Class A2
4.420% due 09/15/29 (Þ) 856 855
Nissan Auto Lease Trust
Series 2025-A Class B
5.030% due 02/15/29 265 267
Series 2025-A Class C
5.110% due 06/15/29 265 267
Nissan Master Owner Trust
Receivables
Series 2024-B Class A
5.050% due 02/15/29 (Þ) 235 237
Progress Residential Trust
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 732 721
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 177 173
Series 2022-SFR2 Class A
2.950% due 04/17/27 (Þ) 531 515
Series 2025-SFR4 Class A
4.300% due 08/19/42 (Þ) 720 703
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 186 186
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171
Sierra Timeshare 2025-2 Receivables
Funding LLC
Series 2025-2A Class A
4.720% due 04/20/44 (Þ) 355 355
SLM Private Credit Student Loan Trust
Series 2006-B Class A5
4.850% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 151 147
SMB Private Education Loan Trust
Series 2021-B Class A
1.310% due 07/17/51 (Þ) 55 51
Series 2023-B Class A1B
6.140% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 201 205
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 194 196
STAR Trust
Series 2022-SFR3 Class A
5.992% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,623 1,627
Series 2024-SFR4 Class A
6.092% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 2,207 2,222
Synchrony Card Funding LLC
Series 2024-A1 Class A
5.040% due 03/15/30 920 929
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 560 561
Toyota Auto Loan Extended Note Trust
Series 2022-1A Class A
3.820% due 04/25/35 (Þ) 400 396
Toyota Auto Receivables Owner Trust
Series 2024-A Class A2A
5.130% due 12/15/26 37 37
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,772 1,659
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 185 185
Series 2025-1A Class A4
4.620% due 12/16/30 (Þ) 205 206
Series 2025-1A Class B
4.810% due 01/15/31 (Þ) 65 65
Verizon Master Trust
Series 2024-3 Class A1A
5.340% due 04/22/30 775 788
Series 2024-6 Class A1A
4.170% due 08/20/30 1,190 1,187
Series 2024-6 Class B
4.420% due 08/20/30 470 468

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2025-1 Class B
4.940% due 01/21/31 315 317
Series 2025-1 Class C
5.090% due 01/21/31 335 336
Western Funding Auto Loan Trust
Series 2025-1 Class A
4.750% due 07/16/35 (Þ) 690 690
Series 2025-1 Class B
4.980% due 09/17/35 (Þ) 305 305
Westlake Automobile Receivables Trust
Series 2025-P1 Class A3
4.580% due 06/15/29 (Þ) 200 201
Series 2025-P1 Class A4
4.660% due 04/15/30 (Þ) 185 186
WF Card Issuance Trust
Series 2024-A2 Class A
4.290% due 10/15/29 935 937
51,070
Corporate Bonds and Notes - 41.0%
Consumer Discretionary - 6.4%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 760 705
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 417 416
American Airlines, Inc.
8.500% due 05/15/29 (Þ) 90 94
American Honda Finance Corp.
Series GMTN
4.950% due 01/09/26 1,300 1,302
Carnival Corp.
4.000% due 08/01/28 (Þ) 352 342
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.150% due 11/10/26 567 575
Cummins, Inc.
4.250% due 05/09/28 740 741
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 1,663 1,665
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 19
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 604
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 298 296
Ford Motor Credit Co. LLC
5.800% due 03/05/27 1,170 1,177
4.950% due 05/28/27 855 848
General Motors Financial Co., Inc.
5.400% due 05/08/27 915 927
5.050% due 04/04/28 670 677
4.300% due 04/06/29 735 722
Hasbro, Inc.
3.900% due 11/19/29 440 424
Home Depot, Inc. (The)
4.875% due 06/25/27 745 754
Hyundai Capital America
4.875% due 06/23/27 (Þ) 690 693
5.275% due 06/24/27 (Þ) 200 202
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Las Vegas Sands Corp.
5.900% due 06/01/27 275 280
LKQ Corp.
Series WI
5.750% due 06/15/28 566 579
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,240 1,207
McDonald's Corp.
Series MTN
3.500% due 07/01/27 710 700
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 425 410
NCL Corp., Ltd.
8.125% due 01/15/29 (Þ) 30 32
PACCAR Financial Corp.
Series MTN
3.550% due 08/11/25 2,270 2,269
Series R
4.500% due 11/25/26 590 592
PulteGroup, Inc.
5.000% due 01/15/27 660 663
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 699 702
Toll Brothers Finance Corp.
4.875% due 03/15/27 737 739
Toyota Motor Credit Corp.
Series MTN
3.650% due 08/18/25 1,800 1,799
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 108 108
4.000% due 04/11/26 419 416
3.750% due 09/03/26 812 801
Walmart, Inc.
3.950% due 09/09/27 1,300 1,297
WarnerMedia Holdings, Inc.
3.755% due 03/15/27 57 56
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 376 353
YMCA of Greater New York
2.303% due 08/01/26 465 453
26,639
Consumer Staples - 3.6%
Altria Group, Inc.
4.875% due 02/04/28 535 540
Avery Dennison Corp.
4.875% due 12/06/28 590 596
Campbell's Co. (The)
2.375% due 04/24/30 316 285
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,300
Conagra Brands, Inc.
1.375% due 11/01/27 622 578
Constellation Brands, Inc.
3.700% due 12/06/26 965 955
4.350% due 05/09/27 337 336
ERAC USA Finance LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.600% due 05/01/28 (Þ) 375 378
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 550 541
Kraft Heinz Foods Co.
Series WI
3.750% due 04/01/30 723 691
Mars, Inc.
4.450% due 03/01/27 (Þ) 915 916
4.600% due 03/01/28 (Þ) 745 749
McCormick & Co., Inc.
2.500% due 04/15/30 292 267
Mondelez International, Inc.
4.250% due 05/06/28 750 748
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,507
Philip Morris International, Inc.
4.750% due 02/12/27 945 951
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,762
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 752 743
Sysco Corp.
2.400% due 02/15/30 766 698
Tyson Foods, Inc.
3.550% due 06/02/27 393 386
14,927
Energy - 3.9%
Boardwalk Pipelines, LP
4.450% due 07/15/27 249 248
Chevron Corp.
2.954% due 05/16/26 1,800 1,781
Chevron USA, Inc.
4.475% due 02/26/28 1,270 1,280
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 212
6.042% due 08/15/28 (Þ) 565 587
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 184
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 563 556
Devon Energy Corp.
Series WI
5.250% due 10/15/27 250 251
Enterprise Products Operating LLC
4.600% due 01/11/27 700 702
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 711 702
EQT Corp.
3.125% due 05/15/26 (Þ) 290 286
7.000% due 02/01/30 224 242
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,786
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 344 341
MPLX, LP
1.750% due 03/01/26 755 742
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 0005
4.125% due 03/01/27 1,126 1,119
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 533
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 391 388
Occidental Petroleum Corp.
3.000% due 02/15/27 60 58
5.000% due 08/01/27 1,865 1,875
ONEOK, Inc.
5.550% due 11/01/26 140 142
Plains All American Pipeline, LP
3.550% due 12/15/29 280 267
Spectra Energy Partners, LP
3.375% due 10/15/26 677 667
Targa Resources Corp.
5.200% due 07/01/27 348 352
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 427 395
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 87
Western Midstream Operating, LP
4.650% due 07/01/26 720 719
16,502
Financial Services - 12.6%
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 731 697
American Express Co.
1.650% due 11/04/26 1,900 1,837
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 978
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 600 605
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 800 807
Ares Capital Corp.
7.000% due 01/15/27 506 521
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 267
Bank of America Corp.
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 440 428
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,650 1,687
Series frn
5.183% due 01/24/29 (SOFR +
0.830%)(Ê) 1,585 1,586
Series MTN
2.551% due 02/04/28 (SOFR +
1.050%)(Ê) 1,000 971
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 430 435
Bank of New York Mellon Corp. (The)
Series MTN

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 238
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 608
Block Financial LLC
2.500% due 07/15/28 304 286
Blue Owl Capital Corp.
2.625% due 01/15/27 527 508
Citigroup, Inc.
4.643% due 05/07/28 (SOFR +
1.143%)(Ê) 1,120 1,121
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,420 1,427
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 770 761
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 680
CNO Financial Group, Inc.
5.250% due 05/30/29 665 671
Corebridge Global Funding
4.900% due 01/07/28 (Þ) 340 344
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 463 455
Enstar Group, Ltd.
4.950% due 06/01/29 676 678
EPR Properties Co.
4.750% due 12/15/26 631 629
Equitable America Global Funding
4.650% due 06/09/28 (Þ) 565 567
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 594
FS KKR Capital Corp.
2.625% due 01/15/27 586 563
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 281
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 511
Goldman Sachs Group, Inc. (The)
5.414% due 05/21/27 (SOFR +
0.750%)(Ê) 1,175 1,182
4.937% due 04/23/28 (SOFR +
1.319%)(Ê) 805 810
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 950 936
Golub Capital BDC, Inc.
2.050% due 02/15/27 298 284
Hercules Capital, Inc.
3.375% due 01/20/27 706 686
Highwoods Realty, LP
4.200% due 04/15/29 477 463
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 1,000 989
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 1,585 1,597
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 1,040 1,050
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 805 813
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 745 728
Keybank National Association
4.700% due 01/26/26 395 395
Lehman Brothers Holdings Capital
Trust VII
Series MTN
0.000% due 11/29/49 (Æ)(Ø)(Š) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 779 755
M&T Bank Corp.
Series MTN
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 820 825
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 610 614
Mercury General Corp.
4.400% due 03/15/27 668 661
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 951
Morgan Stanley
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 895 944
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 725 734
Series MTN
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 2,300 2,344
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 603
Mutual of Omaha Cos. Global Funding
4.514% due 06/09/28 (Þ) 780 779
Northern Trust Corp.
3.375% due 05/08/32 (USD 3 Month
SOFR + 1.131%)(Ê) 542 526
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 661
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 738 700
PNC Financial Services Group, Inc.
(The)
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,098
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 612 621
Radian Group, Inc.
4.875% due 03/15/27 609 608
Santander Holdings USA, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 604
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 452 474
6.125% due 03/01/29 261 267
State Street Corp.
4.993% due 03/18/27 1,925 1,947
Synchrony Financial
5.625% due 08/23/27 258 262
Synovus Financial Corp.
5.625% due 02/15/28 455 461
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 284 275
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 208 199
Wells Fargo & Co.
Series MTN
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,235 1,259
Series W
4.900% due 01/24/28 (SOFR +
0.780%)(Ê) 1,270 1,277
Zions Bancorp NA
3.250% due 10/29/29 725 666
52,789
Health Care - 1.3%
AbbVie, Inc.
4.800% due 03/15/27 715 720
Centene Corp.
2.450% due 07/15/28 730 666
Constellation Brands, Inc.
3.600% due 02/15/28 429 421
CVS Health Corp.
1.300% due 08/21/27 720 674
HCA, Inc.
5.210% due 03/01/28 (SOFR +
0.870%)(Ê) 1,115 1,122
5.200% due 06/01/28 585 595
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 506
Orlando Health Obligated Group
3.777% due 10/01/28 865 845
5,549
Materials and Processing - 1.2%
Berry Global, Inc.
Series WI
1.650% due 01/15/27 709 680
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 666 665
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 166
4.400% due 06/30/28 (Þ) 785 787
Huntsman International LLC
4.500% due 05/01/29 746 709
RPM International, Inc.
3.750% due 03/15/27 672 663
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Sherwin-Williams Co. (The)
2.950% due 08/15/29 644 607
Sonoco Products Co.
4.450% due 09/01/26 775 773
5,050
Producer Durables - 3.8%
Allegion US Holding Co., Inc.
3.550% due 10/01/27 323 316
Avnet, Inc.
6.250% due 03/15/28 666 691
Boeing Co. (The)
2.196% due 02/04/26 415 409
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,766
CNH Industrial Capital LLC
1.450% due 07/15/26 765 743
Hexcel Corp.
4.200% due 02/15/27 607 601
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,369
Howmet Aerospace, Inc.
6.750% due 01/15/28 551 579
John Deere Capital Corp.
Series MTN
5.150% due 09/08/26 1,725 1,741
Keysight Technologies, Inc.
3.000% due 10/30/29 296 277
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,645 1,665
Lennox International, Inc.
5.500% due 09/15/28 541 556
MasTec, Inc.
4.500% due 08/15/28 (Þ) 550 544
RTX Corp.
5.750% due 11/08/26 540 548
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 976 937
TransDigm, Inc.
6.375% due 03/01/29 (Þ) 90 92
Vontier Corp.
Series WI
2.400% due 04/01/28 671 631
Waste Management, Inc.
4.500% due 03/15/28 965 971
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 679 669
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 582
15,687
Technology - 2.9%
Alphabet, Inc.
0.800% due 08/15/27 1,700 1,594
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,200 1,186
Booz Allen Hamilton, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.000% due 07/01/29 (Þ) 370 358
Broadcom, Inc.
4.150% due 02/15/28 635 631
5.050% due 07/12/29 1,240 1,265
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 314 298
Fiserv, Inc.
3.500% due 07/01/29 721 692
Gartner, Inc.
3.625% due 06/15/29 (Þ) 408 387
Hubbell, Inc.
3.150% due 08/15/27 271 264
Microsoft Corp.
3.125% due 11/03/25 1,835 1,829
MSCI, Inc.
4.000% due 11/15/29 (Þ) 276 267
News Corp.
3.875% due 05/15/29 (Þ) 357 341
Oracle Corp.
1.650% due 03/25/26 170 167
4.800% due 08/03/28 1,225 1,238
5.100% due 08/03/28 (SOFR +
0.760%)(Ê) 530 532
Synopsys, Inc.
4.650% due 04/01/28 1,185 1,193
12,242
Utilities - 5.3%
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 594
American Electric Power Co., Inc.
2.300% due 03/01/30 526 475
AT&T, Inc.
1.700% due 03/25/26 1,800 1,767
4.350% due 03/01/29 1,490 1,485
Series *
2.300% due 06/01/27 735 708
Avangrid, Inc.
3.800% due 06/01/29 585 570
Black Hills Corp.
3.150% due 01/15/27 476 466
Consumers Energy Co.
4.900% due 02/15/29 875 890
DTE Energy Co.
4.950% due 07/01/27 865 873
2.950% due 03/01/30 282 262
Duke Energy Corp.
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 562 538
FirstEnergy Corp.
Series B
3.900% due 07/15/27 363 359
FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 526
Florida Power & Light Co.
5.050% due 04/01/28 560 571
Georgia Power Co.
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.004% due 02/23/27 210 212
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 267 269
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 1,826 1,795
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 380 382
5.140% due 02/04/28 (SOFR +
0.800%)(Ê) 560 563
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 265 255
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 567
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 623
Sempra
3.250% due 06/15/27 420 410
3.700% due 04/01/29 353 342
Southern California Edison Co.
4.875% due 02/01/27 538 539
Southern Power Co.
0.900% due 01/15/26 685 673
Sprint Capital Corp.
6.875% due 11/15/28 649 694
System Energy Resources, Inc.
6.000% due 04/15/28 581 602
T-Mobile USA, Inc.
4.950% due 03/15/28 935 947
4.800% due 07/15/28 583 590
Verizon Communications, Inc.
2.100% due 03/22/28 750 709
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 365 366
3.700% due 01/30/27 (Þ) 684 675
Xcel Energy, Inc.
2.600% due 12/01/29 851 786
22,083
171,468
International Debt - 14.2%
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 555 509
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 359 348
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 1,755 1,788
4.875% due 04/01/28 620 625
Alimentation Couche-Tard, Inc.
2.950% due 01/25/30 (Þ) 327 305
America Movil SAB de CV
3.625% due 04/22/29 270 261
Apidos CLO, Ltd.
Series 2013-12A Class ARR
5.398% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 93 93
Ares CLO, Ltd.
Series 2017-44A Class A1RR

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
1.000% due 04/15/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,025 1,025
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 858
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 768 756
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 634 629
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 397
5.588% due 08/08/28 539 556
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 579 575
Bank of Montreal
5.266% due 12/11/26 1,300 1,314
Series f2f
4.567% due 09/10/27 (SOFR +
0.880%)(Ê) 630 630
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,451
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,270 1,268
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 670 672
BAT Capital Corp.
3.215% due 09/06/26 250 247
4.700% due 04/02/27 526 527
3.462% due 09/06/29 670 643
Series WI
3.557% due 08/15/27 650 638
Battalion CLO, Ltd.
Series 2025-9A Class ARR
1.000% due 07/15/31 (CME Term
SOFR 3 Month + 0.960%)(Ê)(Þ) 1,120 1,120
Battery Park CLO, Ltd.
Series 2019-1A Class AR
5.718% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
6.059% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 658 684
BNP Paribas SA
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 850 788
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,759
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 304 300
Carlyle US CLO, Ltd.
Series 2025-9A Class AR
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.429% due 10/20/34 (CME Term
SOFR 3 Month + 1.110%)(Ê)(Þ) 1,040 1,040
CarVal CLO, Ltd.
Series 2024-3A Class A1
5.716% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 180
Cedar Funding CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 159 156
Series 2025-12A Class ARR
5.519% due 01/25/38 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 375 376
Celulosa Arauco y Constitucion SA
4.250% due 04/30/29 (Þ) 314 304
Cencosud SA
4.375% due 07/17/27 (Þ) 584 580
Coca-Cola Europacific Partners PLC
1.500% due 01/15/27 (Þ) 717 687
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 443
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR 5 Year Rate + 1.644%)(Ê)(Þ) 521 507
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 706 683
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 777 754
Deutsche Telekom International
Finance BV
3.600% due 01/19/27 (Þ) 750 740
Dryden Senior Loan Fund
Series 2018-55A Class A1
5.599% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 89 89
Series 2019-80A Class BR
6.072% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 270
Series 2021-87A Class A1
5.684% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2025-86A Class A1R2
5.453% due 07/17/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,040 1,040
Elmwood CLO I, Ltd.
Series 2019-1A Class A1RR
5.846% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 130
Enbridge, Inc.
4.600% due 06/20/28 435 437
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 638
Enel Finance International NV

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.625% due 05/25/27 (Þ) 224 221
3.500% due 04/06/28 (Þ) 584 568
Equinor ASA
3.000% due 04/06/27 475 466
Evergreen Credit Card Trust
Series 2025-CRT5 Class B
5.240% due 05/15/29 (Þ) 320 322
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 212
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 710 679
Golden Credit Card Trust
Series 2021-1A Class A
1.140% due 08/15/28 (Þ) 1,000 967
Honda Motor Co., Ltd.
2.534% due 03/10/27 440 427
HSBC Holdings PLC
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 693
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 203
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 212 212
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 341 330
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 268
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 490
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 228
Israel Government International Bond
Series 5Y
5.375% due 03/12/29 200 203
JDE Peet's NV
1.375% due 01/15/27 (Þ) 722 686
Lloyds Banking Group PLC
5.462% due 01/05/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.375%)(Ê) 700 708
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 309 305
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 258
MF1, Ltd.
Series 2021-FL7 Class A
5.544% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 103 103
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 348 343
Nokia OYJ
4.375% due 06/12/27 674 668
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 342
4.567% due 07/16/27 (Þ) 960 961
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.372% due 07/27/27 (Þ) 315 314
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 531
Octagon Investment Partners 47, Ltd.
Series 2020-1A Class XR2
5.382% due 01/22/38 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 454 453
Open Text Corp.
6.900% due 12/01/27 (Þ) 630 651
Prosus NV
3.257% due 01/19/27 (Þ) 647 633
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 680 655
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 440 432
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,756
Series GMTN
4.875% due 01/19/27 210 212
5.173% due 03/27/28 (SOFR +
0.820%)(Ê) 835 837
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 890 890
Sands China, Ltd.
Series WI
2.300% due 03/08/27 200 193
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 367 359
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 610 620
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 764 773
Societe Generale SA
5.519% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 596 602
Standard Chartered PLC
2.608% due 01/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 801 778
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 328
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 259 258
Suzano International Finance BV
5.500% due 01/17/27 384 388
Telefonica Emisiones SA
4.103% due 03/08/27 263 261
TELUS Corp.
2.800% due 02/16/27 698 680
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 138 135
TICP CL,O Ltd.
Series 2019-14A Class X

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.276% due 01/20/38 (CME Term
SOFR 3 Month + 0.950%)(Ê)(Þ) 364 364
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 484
Series MTN
4.693% due 09/15/27 755 760
Toyota Motor Corp.
1.339% due 03/25/26 60 59
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
SOFR + 3.208%)(Ê) 371 369
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 490
TSMC Arizona Corp.
1.750% due 10/25/26 400 387
UBS AG
4.864% due 01/10/28 (SOFR +
0.720%)(Ê) 815 820
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 272 288
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 332
Voya CLO, Ltd.
Series 2018-3A Class A1R2
5.518% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 128 128
Yara International ASA
4.750% due 06/01/28 (Þ) 593 593
Zais CLO, Ltd.
Series 2024-13A Class A1AR
5.618% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 89 89
59,085
Mortgage-Backed Securities - 15.7%
A&D Mortgage Trust
Series 2023-NQM2 Class A1
6.132% due 05/25/68 (~)(Ê)(Þ) 1,176 1,174
Angel Oak Mortgage Trust
Series 2025-4 Class A1
5.855% due 04/25/70 (~)(Ê)(Þ) 2,487 2,500
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 331
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 98 95
Series 2019-BN24 Class ASB
2.929% due 11/15/62 126 122
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 60 57
Barclays Mortgage Loan Trust
Series 2024-NQM4 Class A1
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
4.794% due 12/26/64 (~)(Ê)(Þ) 1,950 1,917
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 130 126
Series 2021-B27 Class XA
Interest Only STRIPS
1.233% due 07/15/54 (~)(Ê) 4,046 201
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class A
6.263% due 08/15/41 (CME Term
SOFR 1 Month + 1.921%)(Ê)(Þ) 370 371
BRAVO Residential Funding Trust
Series 2025-NQM4 Class A1
5.613% due 05/25/65 (~)(Ê)(Þ) 1,007 1,009
BX Commercial Mortgage Trust
Series 2020-VIVA Class D
3.549% due 03/11/44 (~)(Ê)(Þ) 100 91
Series 2020-VIVA Class E
3.549% due 03/11/44 (~)(Ê)(Þ) 250 222
Series 2021-VOLT Class C
5.556% due 09/15/36 (CME Term
SOFR 1 Month + 1.214%)(Ê)(Þ) 460 458
BX Trust
Series 2021-ARIA Class A
5.356% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 310 310
Series 2022-LBA6 Class A
5.342% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 250 250
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 840 825
Series 2019-GC41 Class AAB
2.720% due 08/10/56 123 119
COLT Mortgage Loan Trust
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 608 606
Connecticut Avenue Securities Trust
Series 2021-R03 Class 1M2
6.000% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 185 186
Series 2023-R08 Class 1M2
6.850% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 450 463
Series 2024-R02 Class 1M2
6.150% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 232
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 204 206
CSAIL Commercial Mortgage Trust
Series 2019-C17 Class ASB
2.957% due 09/15/52 130 126
Series 2020-C19 Class A1
1.296% due 03/15/53 17 17
ELM Trust
Series 2024-ELM Class A15
5.801% due 06/10/39 (~)(Ê)(Þ) 450 453

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Series 2024-ELM Class B15
5.995% due 06/10/39 (~)(Ê)(Þ) 100 101
Fannie Mae
2.280% due 2026 272 264
4.896% due 07/01/53 (~)(Ê) 237 237
5.301% due 05/01/55 (~)(Ê) 238 240
Fannie Mae REMICS
5.000% due 03/25/51 3,089 3,066
5.000% due 03/25/52 1,800 1,785
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2024-25 Class AD
5.000% due 03/25/44 918 911
Series 2024-63 Class HA
5.000% due 06/25/52 615 611
Series 2024-90 Class B
5.000% due 07/25/51 806 800
Series 2024-103 Class FH
5.600% due 01/25/55 (SOFR 30 Day
Average + 1.250%)(Ê) 2,305 2,302
Series 2024-5490 Class LA
5.000% due 04/25/52 2,630 2,609
Series 2025-1 Class FB
5.850% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 1,720 1,726
Series 2025-6 Class FE
5.850% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 1,733 1,740
Series 2025-41 Class DA
5.000% due 04/25/52 1,997 1,980
Freddie Mac REMICS
Series 2024-5487 Class EA
5.000% due 12/25/51 2,221 2,207
Series 2024-5488 Class HA
5.000% due 01/25/52 953 946
Series 2025-5543 Class DC
5.000% due 11/25/52 2,584 2,563
Series 2025-5543 Class HE
5.000% due 02/25/52 2,393 2,366
Series 2025-5563 Class G
5.000% due 11/25/52 1,300 1,289
Series 2025-5570 Class AB
5.000% due 04/25/52 2,335 2,314
Freddie Mac STACR REMIC Trust
Series 2021-DNA6 Class M2
5.850% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 341 343
Series 2022-DNA2 Class M1A
5.650% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 19 19
Series 2022-DNA2 Class M1B
6.750% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 306
FRESB Mortgage Trust
Series 2018-SB52 Class A10F
3.480% due 06/25/28 (~)(Ê) 144 141
Series 2018-SB53 Class A10F
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.660% due 06/25/28 (~)(Ê) 224 220
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 19 18
Government National Mortgage
Association
Series 2015-52 Class EA
2.000% due 01/16/43 272 258
GS Mortgage-Backed Securities Trust
Series 2025-PJ4 Class A5
5.500% due 09/25/55 (~)(Ê)(Þ) 867 866
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 135 134
Series 2017-JP7 Class A3
3.379% due 09/15/50 155 150
JPMorgan Commercial Mortgage
Securities Trust
Series 2019-COR6 Class ASB
2.982% due 11/13/52 65 63
JPMorgan Mortgage Trust
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 2,682 2,680
Series 2025-3 Class A1A
5.600% due 09/25/55 (~)(Ê)(Þ) 1,102 1,104
Series 2025-5MPR Class A1D
5.500% due 11/25/55 (~)(Ê)(Þ) 918 917
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 121 118
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C32 Class ASB
3.514% due 12/15/49 93 92
Series 2025-C35 Class A1
4.609% due 08/15/58 150 150
Morgan Stanley Capital I Trust
Series 2019-H7 Class ASB
3.171% due 07/15/52 245 239
NYC Commercial Mortgage Trust
Series 2025-3BP Class A
5.555% due 02/15/42 (CME Term
SOFR 1 Month + 1.213%)(Ê)(Þ) 730 725
OBX Trust
Series 2025-NQM6 Class A1
5.603% due 03/25/65 (~)(Ê)(Þ) 1,036 1,039
PRPM LLC
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 621 608
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 555 546
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 14 14
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 2,838 2,835
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 220 220
Series 2024-CES8 Class A1A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
5.490% due 11/25/44 (~)(Ê)(Þ) 851 850
Series 2025-CES1 Class A1A
5.653% due 02/25/45 (~)(Ê)(Þ) 867 869
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 804 805
Series 2025-CES7 Class A1A
5.377% due 07/25/55 (~)(Ê)(Þ) 300 300
Series 2025-CES7 Class A1B
5.478% due 07/25/55 (~)(Ê)(Þ) 150 150
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 2,213 2,208
Series 2025-4 Class A5
5.500% due 05/25/55 (~)(Ê)(Þ) 1,156 1,157
SREIT Trust
Series 2021-MFP2 Class A
5.278% due 11/15/36 (CME Term
SOFR 1 Month + 0.936%)(Ê)(Þ) 500 499
Towd Point Mortgage Trust
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 164 158
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 255 245
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 177 171
UBS Commercial Mortgage Trust
Series 2017-C2 Class A3
3.225% due 08/15/50 340 333
Verus Securitization Trust
Series 2024-7 Class A1
5.095% due 09/25/69 (~)(Ê)(Þ) 819 813
Wells Fargo Commercial Mortgage
Trust
Series 2016-C35 Class A3
2.674% due 07/15/48 732 720
Series 2019-C52 Class ASB
2.833% due 08/15/52 72 70
Series 2020-C55 Class ASB
2.651% due 02/15/53 55 53
65,735
Municipal Bonds - 0.6%
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 325
New York City Transitional Finance
Authority Revenue Bonds
4.487% due 05/01/28 380 382
New York State Dormitory Authority
Revenue Bonds
4.150% due 03/15/27 345 344
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 (µ) 605 606
Redevelopment Authority of the City of
Philadelphia Revenue Bonds
4.518% due 09/01/27 470 469
Taxable Municipal Funding Trust
Revenue Bonds
4.650% due 09/01/30 (~)(Ê)(Þ) 170 170
2,296
United States Government Agencies - 1.2%
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
Federal Farm Credit Banks Funding
Corp.
4.250% due 03/30/27 620 619
4.720% due 05/28/30 2,275 2,267
Series 0000
4.750% due 04/30/29 256 255
Federal Home Loan Banks
4.550% due 05/06/30 2,000 1,987
5,128
United States Government Treasuries - 8.5%
United States Treasury Notes
2.500% due 03/31/27 1,090 1,064
4.500% due 04/15/27 4,500 4,537
3.250% due 06/30/27 1,560 1,540
3.750% due 08/15/27 2,000 1,993
3.125% due 08/31/27 475 467
3.375% due 09/15/27 1,525 1,508
0.500% due 10/31/27 1,025 950
4.250% due 02/15/28 1,160 1,170
1.250% due 04/30/28 225 210
3.625% due 05/31/28 3,080 3,058
4.375% due 11/30/28 15,645 15,874
4.000% due 02/28/30 3,215 3,224
35,595
Total Long-Term Fixed
Income Investments
(cost $388,132) 390,377
Short-Term Investments - 6.7%
Atlantic Asset Securitization LLC
4.040% due 08/13/25 (ç)(Þ)(ž) 1,000 999
Banco Santander SA/New York
4.530% due 08/12/25 (ç) 600 600
Cabot Trail Funding LLC
4.513% due 11/12/25 (Þ)(ž) 600 592
4.493% due 12/16/25 (Þ)(ž) 600 590
CBRE Services, Inc.
0.000% due 08/01/25 (ç)(ž) 850 850
DBS Bank, Ltd.
4.399% due 09/05/25 (ç)(Þ)(ž) 75 75
Mont Blanc Capital Corp.
4.398% due 09/03/25 (ç)(Þ)(ž) 700 697
4.542% due 11/05/25 (Þ)(ž) 400 395
Natixis SA
4.483% due 10/07/25 (ž) 500 496
Province of Ontario Canada
4.410% due 09/26/25 (ç)(ž) 679 674
Starbird Funding Corp.
4.542% due 11/05/25 (Þ)(ž) 700 692
Toronto-Dominion Bank
4.500% due 10/07/25 105 105
U.S. Cash Management Fund(@) 16,837,138
(∞)
16,832
United States Treasury Bills
3.929% due 08/12/25 (ž) 215 215

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal Amount ($)
or Shares
Fair
Value
$
3.970% due 08/14/25 (ž) 540 539
4.135% due 08/26/25 (ž) 590 588
4.290% due 09/04/25 (ž) 400 398
4.299% due 09/09/25 (ž) 935 931
4.310% due 09/23/25 (ž) 600 596
4.324% due 11/18/25 (ž) 950 938
Total Short-Term Investments
(cost $27,803) 27,802
Total Investments - 100.1%
(identified cost $415,935) 418,179
Other Assets and Liabilities,
Net - (0.1)%
(248)
Net Assets - 100.0%
417,931

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
31.2%
7-Eleven, Inc. 05/14/25 760,000 91.53 696
705
A&D Mortgage Trust 04/08/25 1,176,152 99.94 1,175
1,174
Adani Electricity Mumbai, Ltd. 05/14/25 555,000 87.90 488
509
Adani Ports & Special Economic Zone, Ltd. 06/20/25 359,000 96.51 346
348
Aircastle, Ltd. 09/14/23 731,000 93.54 684
697
Alaska Airlines Pass-Through Trust 11/17/23 417,478 97.69 408
416
Alimentation Couche-Tard, Inc. 05/14/25 327,000 91.89 300
305
American Airlines, Inc. 11/17/23 90,000 102.28 92
94
AMSR Trust 11/21/23 284,423 92.50 263
282
AMSR Trust 06/07/24 2,659,388 92.18 2,451
2,571
AMSR Trust 10/29/24 150,000 95.83 144
146
AMSR Trust 03/05/25 725,000 98.06 711
718
Angel Oak Mortgage Trust 04/09/25 2,486,671 100.00 2,487
2,500
Apidos CLO, Ltd. 06/24/24 92,737 100.00 93
93
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.68 354
331
Ares CLO, Ltd. 07/30/25 1,025,000 100.00 1,025
1,025
Atlantic Asset Securitization LLC 02/20/25 1,000,000 99.85 999
999
AutoNation Finance Trust 05/13/25 475,000 100.25 476
477
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 1,540,000 100.79 1,550
1,565
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 155,000 97.61 151
155
BAE Systems PLC 03/19/24 850,000 99.71 848
858
Banco de Credito del Peru 06/20/25 768,000 97.22 747
756
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 11/13/24 634,000 98.35 624
629
Bangkok Bank PCL 05/14/25 579,000 99.00 573
575
Barclays Mortgage Loan Trust 04/01/25 1,949,954 98.92 1,929
1,917
Battalion CLO, Ltd. 07/17/25 1,120,000 100.00 1,120
1,120
Battery Park CLO, Ltd. 10/31/24 100,000 100.24 100
100
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
Bimbo Bakeries USA, Inc. 05/14/25 658,000 103.17 679
684
BNP Paribas SA 05/14/25 850,000 91.52 778
788
BOCA Commercial Mortgage Trust 08/07/24 370,000 100.13 370
371
Booz Allen Hamilton, Inc. 05/14/25 370,000 95.15 352
358
BRAVO Residential Funding Trust 04/23/25 1,006,945 100.00 1,007
1,009
BX Commercial Mortgage Trust 06/16/21 250,000 100.38 251
222
BX Commercial Mortgage Trust 12/13/24 460,193 99.40 457
458
BX Commercial Mortgage Trust 01/30/25 100,000 89.38 89
91
BX Trust 10/13/21 310,000 99.81 309
310
BX Trust 11/12/24 250,000 99.64 249
250
Cabot Trail Funding LLC 07/23/25 600,000 98.36 590
590
Cabot Trail Funding LLC 07/23/25 600,000 98.76 593
592
Cargill, Inc. 10/05/22 1,300,000 100.02 1,300
1,300
Carlyle US CLO, Ltd. 07/18/25 1,040,000 100.00 1,040
1,040
Carnival Corp. 05/14/25 352,000 96.54 340
342
CarVal CLO, Ltd. 08/14/24 180,000 100.00 180
180
Cedar Funding CLO, Ltd. 07/23/21 159,273 100.00 159
156
Cedar Funding CLO, Ltd. 02/13/25 375,000 100.00 375
376
Celulosa Arauco y Constitucion SA 05/14/25 314,000 95.05 298
304
Cencosud SA 08/14/23 584,000 97.23 568
580
CF Industries, Inc. 08/13/24 666,000 99.72 664
665
Coca-Cola Europacific Partners PLC 09/12/24 717,000 96.09 689
687
COLT Mortgage Loan Trust 08/12/24 608,254 100.00 608
606
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.38 567
587
Columbia Pipelines Holding Co. LLC 09/27/23 210,000 100.14 210
212
Connecticut Avenue Securities Trust 11/13/24 185,000 100.66 186
186
Connecticut Avenue Securities Trust 01/14/25 450,000 102.59 462
463
Connecticut Avenue Securities Trust 01/15/25 230,000 101.10 233
232
Continental Resources, Inc. 04/25/22 190,000 96.24 183
184
Cooperatieve Rabobank UA 04/05/22 450,000 99.56 448
443
Corebridge Global Funding 07/02/25 340,000 101.41 345
344
CoreVest American Finance Trust 06/23/25 520,755 100.31 522
520
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100.00 700
703
Credit Agricole SA 01/22/24 521,000 93.96 490
507
Cross Mortgage Trust 01/08/25 203,936 101.85 208
206
Danske Bank A/S 08/13/24 706,000 95.72 676
683
DBS Bank, Ltd. 06/02/25 75,000 99.57 75
75
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 08/13/24 1,663,000 99.21 1,649
1,665
Deutsche Telekom International Finance BV 10/09/24 750,000 98.71 740
740
DISH DBS Corp. 11/10/21 20,000 100.00 20
19

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DLLAA LLC 01/14/25 320,000 99.99 320
324
Dryden Senior Loan Fund 07/26/21 88,524 100.00 89
89
Dryden Senior Loan Fund 04/08/22 270,000 99.40 268
270
Dryden Senior Loan Fund 11/20/23 200,000 99.50 199
200
Dryden Senior Loan Fund 07/10/25 1,040,000 100.00 1,040
1,040
ELM Trust 11/01/24 450,000 101.06 455
453
ELM Trust 06/10/25 100,000 100.53 101
101
Elmwood CLO I, Ltd. 02/01/24 130,000 100.00 130
130
Enel Finance International NV 04/29/24 584,000 94.94 554
568
Enel Finance International NV 07/09/25 224,000 98.65 221
221
EQT Corp. 09/07/21 290,000 99.17 288
286
Equitable America Global Funding 06/02/25 565,000 99.97 565
567
ERAC USA Finance LLC 04/26/23 375,000 99.78 374
378
Evergreen Credit Card Trust 01/08/25 320,000 100.00 320
322
Ferguson Finance PLC 05/14/25 298,000 98.96 295
296
First Quantum Minerals, Ltd. 02/29/24 200,000 103.02 206
212
FirstEnergy Pennsylvania Electric Co. 03/28/23 525,000 99.94 525
526
FirstKey Homes Trust 02/29/24 442,230 94.58 418
440
FirstKey Homes Trust 05/06/24 2,004,549 97.69 1,958
1,990
Ford Credit Floorplan Master Owner Trust A 01/29/25 450,000 101.29 456
456
Freddie Mac STACR REMIC Trust 02/07/22 18,803 100.00 19
19
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101.95 306
306
Freddie Mac STACR REMIC Trust 12/27/24 341,102 100.49 343
343
Fresenius Medical Care US Finance III, Inc. 08/13/24 710,000 94.89 674
679
GA Global Funding Trust 01/08/21 285,000 99.99 285
281
Gartner, Inc. 05/14/25 408,000 94.38 385
387
Georgia-Pacific LLC 05/20/21 170,000 98.02 167
166
Georgia-Pacific LLC 05/28/25 785,000 99.80 783
787
Golden Credit Card Trust 11/13/24 1,000,000 95.18 952
967
GoodGreen Trust 04/21/21 137,539 99.98 138
111
GS Mortgage-Backed Securities Trust 04/16/25 866,778 99.70 864
866
Hertz Vehicle Financing III LLC 05/27/22 3,910,000 94.98 3,692
3,769
Hertz Vehicle Financing III LLC 12/26/23 975,000 102.67 1,001
1,011
Hertz Vehicle Financing III LLC 03/05/25 845,000 99.99 845
844
Hertz Vehicle Financing LLC 02/06/24 890,000 94.57 842
854
Highmark, Inc. 05/05/21 520,000 99.98 520
506
Hilton Grand Vacations Trust 06/02/20 78,782 100.00 79
77
Hilton Grand Vacations Trust 06/10/25 666,015 99.97 666
667
HINNT LLC 03/19/24 129,013 99.98 129
131
Home Partners of America Trust 02/13/24 915,981 86.47 792
835
Home Partners of America Trust 01/30/25 888,375 96.27 855
851
Home Partners of America Trust 02/06/25 311,871 96.36 301
300
Hyundai Capital America 06/18/24 200,000 100.05 200
202
Hyundai Capital America 06/17/25 690,000 99.99 690
693
Imperial Brands Finance PLC 05/14/25 341,000 95.84 327
330
InRetail Consumer 02/14/24 513,000 92.59 475
490
Inversiones CMPC SA 08/23/23 230,000 97.41 224
228
Invitation Homes Trust 08/16/24 189,675 96.13 182
184
ITC Holdings Corp. 05/14/25 267,000 100.29 268
269
JDE Peet's NV 09/12/24 722,000 95.69 691
686
JPMorgan Mortgage Trust 11/13/24 2,682,461 98.65 2,646
2,680
JPMorgan Mortgage Trust 04/15/25 1,102,413 100.00 1,102
1,104
JPMorgan Mortgage Trust 05/28/25 918,155 99.23 911
917
LPL Holdings, Inc. 10/09/24 779,000 95.80 746
755
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99.98 1,315
1,327
M&T Equipment Notes 08/08/23 280,000 99.98 280
284
Mars, Inc. 03/05/25 745,000 100.00 745
749
Mars, Inc. 03/05/25 915,000 99.93 914
916
MasTec, Inc. 09/14/23 550,000 94.14 518
544
MEGlobal BV 08/23/23 260,000 98.25 255
258
Merchants Fleet Funding LLC 06/11/24 263,074 99.99 263
265
Meritage Homes Corp. 05/14/25 425,000 94.87 403
410
Met Tower Global Funding 09/07/21 985,000 98.50 970
951
MF1, Ltd. 09/10/21 102,669 100.00 103
103
Midwest Connector Capital Co. LLC 05/14/25 344,000 98.02 337
341
Mill City Mortgage Loan Trust 01/29/25 121,424 96.73 117
118
MISC Capital Two Labuan, Ltd. 07/09/25 348,000 98.58 343
343
Monongahela Power Co. 12/12/23 1,826,000 98.32 1,794
1,795

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mont Blanc Capital Corp. 05/07/25 700,000 99.60 697
697
Mont Blanc Capital Corp. 07/08/25 400,000 98.83 395
395
MSCI, Inc. 05/14/25 276,000 95.33 263
267
Mutual of Omaha Cos. Global Funding 06/04/25 780,000 100.00 780
779
MVW LLC 11/19/24 68,919 94.12 65
66
Navient Private Education Refi Loan Trust 01/27/23 153,317 96.69 148
149
Navient Private Education Refi Loan Trust 11/22/24 358,597 89.60 321
325
Navient Private Education Refi Loan Trust 03/24/25 36,301 91.62 33
34
Navient Private Education Refi Loan Trust 03/26/25 204,045 88.48 181
182
NCL Corp., Ltd. 01/10/24 30,000 103.80 31
32
Nelnet Student Loan Trust 01/07/22 385,000 99.81 384
385
Nelnet Student Loan Trust 07/01/25 328,078 93.55 307
306
Nestle Holdings, Inc. 02/29/24 1,500,000 100.19 1,503
1,507
News Corp. 05/14/25 357,000 94.09 336
341
NextGear Floorplan Master Owner Trust 11/22/24 856,000 99.11 848
855
NGPL PipeCo LLC 04/26/23 536,000 98.84 530
533
Nissan Master Owner Trust Receivables 11/04/24 235,000 100.73 237
237
NRG Energy, Inc. 12/05/24 576,000 97.23 560
567
NTT Finance Corp. 02/24/21 350,000 98.39 344
342
NTT Finance Corp. 07/09/25 960,000 100.00 960
961
NTT Finance Corp. 07/09/25 315,000 99.78 314
314
NYC Commercial Mortgage Trust 02/05/25 730,000 99.76 728
725
OBX Trust 04/09/25 1,035,919 99.87 1,035
1,039
Octagon Investment Partners 47, Ltd. 12/20/24 453,750 100.00 454
453
Open Text Corp. 08/13/24 630,000 103.37 651
651
Progress Residential Trust 01/12/24 731,654 92.67 678
721
Progress Residential Trust 02/29/24 176,750 92.10 163
173
Progress Residential Trust 11/21/24 530,769 96.42 512
515
Progress Residential Trust 07/28/25 720,000 97.43 702
703
Prosus NV 02/15/23 647,000 95.98 621
633
PRPM LLC 01/07/25 621,487 97.34 605
608
PRPM LLC 02/03/25 555,100 97.89 543
546
PTTEP Treasury Center Co., Ltd. 02/10/25 680,000 95.86 652
655
QazaqGaz NC JSC 08/23/23 440,000 96.25 423
432
Rate Mortgage Trust 06/28/24 14,000 99.47 14
14
Rate Mortgage Trust 11/14/24 2,837,633 98.87 2,806
2,835
RCKT Mortgage Trust 11/12/24 850,967 99.41 846
850
RCKT Mortgage Trust 11/19/24 219,550 100.68 221
220
RCKT Mortgage Trust 12/03/24 185,557 100.46 186
186
RCKT Mortgage Trust 01/17/25 867,193 99.99 867
869
RCKT Mortgage Trust 02/26/25 804,335 100.00 804
805
RCKT Mortgage Trust 07/17/25 150,000 100.00 150
150
RCKT Mortgage Trust 07/17/25 300,000 100.00 300
300
Royal Caribbean Cruises, Ltd. 02/29/24 699,000 99.81 702
702
Saudi Government International Bond 01/06/25 610,000 99.88 609
620
Sealed Air Corp. 09/15/21 976,000 97.79 948
937
Sequoia Mortgage Trust 11/15/24 2,212,989 99.21 2,196
2,208
Sequoia Mortgage Trust 04/16/25 1,155,999 99.73 1,153
1,157
SFS Auto Receivables Securitization Trust 01/09/24 170,000 100.00 170
171
Sierra Timeshare 2025-2 Receivables Funding LLC 07/14/25 355,000 100.00 355
355
SK Hynix, Inc. 06/20/25 764,000 101.10 772
773
SMB Private Education Loan Trust 05/12/23 201,318 100.00 201
205
SMB Private Education Loan Trust 03/07/24 193,776 99.97 194
196
SMB Private Education Loan Trust 06/17/25 55,263 93.15 51
51
Smithfield Foods, Inc. 10/09/24 752,000 98.61 742
743
Societe Generale SA 06/20/25 596,000 100.77 601
602
SREIT Trust 05/07/25 500,000 99.57 498
499
Standard Chartered PLC 05/14/25 801,000 96.49 773
778
STAR Trust 07/06/23 1,623,478 99.79 1,620
1,627
STAR Trust 09/18/24 2,206,646 100.01 2,207
2,222
Starbird Funding Corp. 07/01/25 700,000 98.84 692
692
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 170,000 100.00 170
170
Tennessee Gas Pipeline Co. LLC 05/14/25 427,000 90.97 388
395
Tesla Sustainable Energy Trust 11/01/24 559,863 100.00 560
561
TICP CL,O Ltd. 02/03/25 364,000 100.00 364
364
Towd Point Mortgage Trust 11/18/21 255,159 100.99 258
245
Towd Point Mortgage Trust 12/15/21 177,086 96.27 170
171
Towd Point Mortgage Trust 11/19/24 164,176 94.91 156
158

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Toyota Auto Loan Extended Note Trust 11/21/24 400,000 98.03 392
396
TransDigm, Inc. 02/29/24 90,000 100.47 90
92
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.36 476
490
Tricon American Homes Trust 01/12/24 1,771,601 89.42 1,584
1,659
UniCredit SpA 05/14/25 272,000 104.10 283
288
USB Auto Owner Trust 06/10/25 205,000 100.00 205
206
USB Auto Owner Trust 06/10/25 65,000 99.97 65
65
USB Auto Owner Trust 06/10/25 185,000 99.98 185
185
Venture Global LNG, Inc. 02/29/24 80,000 105.14 84
87
Verus Securitization Trust 04/08/25 819,153 99.28 813
813
VICI Properties, LP / VICI Note Co., Inc. 05/14/25 284,000 95.38 271
275
Videotron, Ltd. 12/05/24 348,000 94.85 330
332
Vistra Operations Co. LLC 09/14/23 684,000 97.71 668
675
Vistra Operations Co. LLC 11/19/24 365,000 99.96 365
366
Voya CLO, Ltd. 04/24/24 128,266 100.00 128
128
Western Funding Auto Loan Trust 07/18/25 690,000 99.98 690
690
Western Funding Auto Loan Trust 07/18/25 305,000 99.98 305
305
Westlake Automobile Receivables Trust 05/20/25 185,000 99.98 185
186
Westlake Automobile Receivables Trust 05/20/25 200,000 99.99 200
201
WMG Acquisition Corp. 05/14/25 376,000 92.83 349
353
XPO, Inc. 09/14/23 573,000 98.90 567
582
Yara International ASA 08/14/23 593,000 96.59 573
593
Zais CLO, Ltd. 08/07/24 88,592 100.00 89 89
130,576
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 93 AUD 10,582 09/25
(17)
Long Gilt Futures 43 GBP 3,963 09/25
70
United States 2 Year Treasury Note Futures 290 USD 60,026 09/25
(102)
United States 5 Year Treasury Note Futures 81 USD 8,762 09/25
24
United States Treasury Ultra Bond Futures 1 USD 117 09/25 3
Short Positions
Euro-Bund Futures 44 EUR 5,707 09/25
65
Japanese 10 Year Government Bond Futures 8 JPY 1,104,240 09/25
28
Japanese 10 Year Mini Government Bond Futures 8 JPY 110,424 09/25
2
United States 2 Year Treasury Note Futures 18 USD 3,726 09/25 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 77
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,856 CAD 5,250 08/13/25 (66)
Citigroup GBP 1,020 USD 1,387 08/13/25 40
JPMorgan Chase USD 1,650 JPY 236,300 08/13/25 (81)
JPMorgan Chase USD 1,745 NOK 17,632 08/13/25 (40)
State Street USD 1 CAD 2 08/13/25 —
State Street USD 24 CHF 19 08/13/25 —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1 EUR — 08/13/25 —
State Street USD 6 NOK 58 08/13/25 —
State Street CHF 4,481 USD 5,688 08/13/25 166
State Street GBP 18 USD 23 08/13/25 —
State Street JPY 167,489 USD 1,126 08/13/25 14
UBS USD 4,935 EUR 4,186 08/13/25 (155)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (122)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 5,635 5.000%
(2)
06/20/30 139 299 438
Total Open Credit Indices - Sell Protection Contracts 139 299 438
Total Open Credit Default Swap Contracts (å) 139 299 438
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 51,070 $ —
$ —
$ 51,070
Corporate Bonds and Notes — 171,468 —
—
171,468
International Debt — 59,085 —
—
59,085
Mortgage-Backed Securities — 65,735 —
—
65,735
Municipal Bonds — 2,296 —
—
2,296
United States Government Agencies — 5,128 —
—
5,128
United States Government Treasuries — 35,595 —
—
35,595
Short-Term Investments — 10,970 — 16,832 27,802
Total Investments
— 401,347 — 16,832 418,179
Other Financial Instruments
Assets
Futures Contracts 196 — — — 196
Foreign Currency Exchange Contracts — 220 — — 220
Credit Default Swap Contracts — 438 — — 438

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (119) — — — (119)
Foreign Currency Exchange Contracts — (342) — — (342)
Total Other Financial Instruments
*
$ 77 $ 316 $ — $ — $ 393
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Brazil ..................................................................................................
1,239
Canada ................................................................................................
17,341
Cayman Islands ..................................................................................
7,157
Chile ...................................................................................................
1,111
China ..................................................................................................
633
Colombia ............................................................................................
490
Denmark .............................................................................................
683
Finland ...............................................................................................
668
France .................................................................................................
2,392
Germany .............................................................................................
2,173
India ...................................................................................................
857
Ireland ................................................................................................
2,413
Israel ...................................................................................................
338
Italy ....................................................................................................
1,077
Japan ..................................................................................................
2,432
Kazakhstan .........................................................................................
432
Kuwait ................................................................................................
258
Macao .................................................................................................
193
Malaysia .............................................................................................
342
Mexico ...............................................................................................
1,574
Netherlands ........................................................................................
1,398
Norway ...............................................................................................
466
Peru ....................................................................................................
1,246
Saudi Arabia .......................................................................................
620
Singapore ...........................................................................................
75
South Korea .......................................................................................
773
Spain ..................................................................................................
1,814
Switzerland ........................................................................................
820
Taiwan ................................................................................................
387
Thailand .............................................................................................
1,230
United Kingdom .................................................................................
8,086

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
357,249
Zambia ...............................................................................................
212
Total Investments ............................................................................... 418,179
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 24,217 $ 285,505 $ 292,884 $ (6) $ — $ 16,832 $ 726 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.4%
Alabama - 2.6%
Alabama State University Revenue Bonds 200 5.750 09/01/50 206
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,250 5.000 06/01/55 1,248
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,002
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,623
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 535
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,550 5.250 05/01/55 1,654
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,078
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/45 6,093
County of Jefferson Sewer Revenue Bonds 4,205 5.250 10/01/49 4,221
County of Jefferson Sewer Revenue Bonds 3,615 5.500 10/01/53 3,670
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 246
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,208
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 1,857
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 90
Hoover Industrial Development Board Revenue Bonds 1,905 5.750 10/01/49 1,916
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 855
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,094
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 825
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 93
MidCity Improvement District Special Assessment 250 4.750 11/01/49 200
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,131
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 2,815
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 811
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 418
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,941
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,823
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,130 5.000 05/01/55 1,193
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 2,550 5.000 01/01/56 2,588
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 7,500 5.250 05/01/44 7,350
55,784
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,587
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 205
1,792
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month SOFR + 0.810%)
(Ê) 4,795 2.870 01/01/37 4,745
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,237
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,290 6.000 07/01/37 1,330
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 342
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 62
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 101
Arizona Industrial Development Authority Revenue Bonds (Þ) 675 7.125 05/01/44 711
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 705
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 167
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 449
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 80
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 50
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,585

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 21
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,575
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 153
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 91
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 607
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,050 7.625 05/01/54 1,127
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 251
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,193
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 20
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 92
Arizona Industrial Development Authority Revenue Bonds 884 5.125 01/01/59 742
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,142
City of Phoenix Industrial Development Authority (The) Revenue Bonds 600 5.000 07/01/35 600
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/44 959
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,573
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 19
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 94
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 655
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,126
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 25 5.500 05/01/40 23
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 50 5.750 05/01/50 43
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 521
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 261
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 103
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 168
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 275
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 136
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 44
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 75
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 97
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 208
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 43
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 306
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 73
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 185
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 241
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 6.750 06/01/45 99
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 5.000 06/15/54 85
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 103
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 175 5.000 06/15/64 144
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 600 7.000 06/01/65 590
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 72
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 88
30,135
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 837
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 816
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 260

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 124
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 597
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,288
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,625 4.750 09/01/49 1,489
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,287
Arkansas Development Finance Authority Revenue Bonds 230 5.700 05/01/53 230
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,766
12,694
California - 8.1%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 92
Alameda Corridor Transportation Authority Revenue Bonds 150 1.000 10/01/47 83
Alameda Corridor Transportation Authority Revenue Bonds 150 1.000 10/01/48 83
Alameda Corridor Transportation Authority Revenue Bonds 800 1.000 10/01/49 439
Alameda Corridor Transportation Authority Revenue Bonds 125 1.000 10/01/50 64
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 1.000 10/01/51 142
Alhambra Unified School District General Obligation Unlimited (µ) 1,150
Zero
coupon 08/01/37 686
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 440
California Community Choice Financing Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.450%)(ae)(Ê) 180 2.140 02/01/52 170
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,129
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 02/01/55 1,061
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 394
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 148
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,243
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 114
California County Tobacco Securitization Agency Revenue Bonds 14,520
Zero
coupon 06/01/55 2,216
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 808
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 221
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,003
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,709
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 2,822
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 447
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 22
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 189
California Infrastructure and Economic Development Bank Revenue Bonds (Þ) 730 4.125 01/01/35 678
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)
(Ê)(Þ) 5,075 9.500 01/01/65 4,517
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 656
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,774
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 105
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 236
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 256
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,498
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,109
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 24
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,296
California Municipal Finance Authority Revenue Bonds (Þ) 775 5.375 11/01/45 767
California Municipal Finance Authority Revenue Bonds (~)(Ê)(Þ) 250 3.536 06/20/49 149
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,629
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 56

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,454
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 685
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 76
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 55
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 217
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 87
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 248
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 37
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 114
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 231
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 205
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 243
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 549
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 256
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 523
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,485
California Public Finance Authority Revenue Bonds (Þ) 40 3.125 05/15/29 39
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 613
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 987
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 440
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 977
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 48
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 475
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 859
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 121
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 341
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 69
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 984
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 217
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 225
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 156
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 779
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 226
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 501
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 134
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 52
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 78
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 265
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 224
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 169
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 386
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 505
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 228
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 321
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 201
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 506
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 198
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 385
California Statewide Communities Development Authority Revenue Bonds 1,450 5.250 12/01/44 1,409
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 7,523
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 262
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 90
California Statewide Communities Development Authority Revenue Bonds (Þ) 475 5.250 07/01/52 445
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,393
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,500 5.250 12/01/56 1,378
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 950
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 72
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 45
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 380
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 239
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 474
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,753
California Statewide Financing Authority Revenue Bonds 3,325
Zero
coupon 06/01/46 520
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 62
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 59
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 79
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 284
City of Dublin Special Tax 100 5.375 09/01/51 102
City of Irvine Special Tax (µ) 100 5.000 09/01/51 100
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 45
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,494
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,412
City of Oroville Revenue Bonds 100 5.250 04/01/34 78
City of Oroville Revenue Bonds 185 5.250 04/01/39 138
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,084
City of Oroville Revenue Bonds 1,050 5.250 04/01/54 763
City of Palm Desert Special Tax 100 3.000 09/01/31 95
City of Roseville Special Tax 25 4.000 09/01/40 22
City of Roseville Special Tax 50 4.000 09/01/45 42
City of Roseville Special Tax 1,550 4.000 09/01/50 1,254
City of Roseville Special Tax 150 5.250 09/01/53 150
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 178
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 220
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500
Zero
coupon 08/01/43 980
County of El Dorado Special Tax 80 5.000 09/01/49 75
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 209
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 686
County of San Diego Special Tax 40 3.000 09/01/50 25
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 707
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 922
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 614
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 642
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 420
Dublin Community Facilities District No. 2015-1 Special Tax 100 5.000 09/01/37 101
Dublin Community Facilities District No. 2015-1 Special Tax 340 5.000 09/01/47 319
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 150
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,877
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,033
Golden State Tobacco Securitization Corp. Revenue Bonds 870 3.850 06/01/50 780

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds 2,180 5.000 06/01/51 2,122
Golden State Tobacco Securitization Corp. Revenue Bonds 55,700
Zero
coupon 06/01/66 5,335
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 2,000 5.000 07/01/45 1,844
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/61 2,993
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 806
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,013
Inland Empire Tobacco Securitization Corp. Revenue Bonds 110 3.678 06/01/38 108
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 234
Irvine Unified School District Special Tax 570 5.000 03/01/57 556
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,001
Los Angeles Department of Water and Power Revenue Bonds (~)(Ê) 8,900 2.550 07/01/35 8,900
Los Angeles Department of Water and Power Revenue Bonds (~)(Ê) 6,900 2.250 07/01/50 6,900
Los Angeles Department of Water and Power Revenue Bonds 875 5.000 07/01/50 877
Los Angeles Department of Water and Power Revenue Bonds (~)(Ê) 11,300 2.150 07/01/51 11,300
Los Angeles Department of Water and Power Revenue Bonds (µ) 500 5.000 07/01/53 503
Los Angeles Department of Water and Power Revenue Bonds (µ) 375 5.000 07/01/55 377
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 711
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,167
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 385
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month SOFR +
0.720%)(Ê) 550 3.770 07/01/27 552
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 116
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 469
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 227
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 306
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,767
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 142
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 278
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 117
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month SOFR
+ 0.550%)(µ)(Ê) 165 3.626 06/01/34 155
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,644
San Francisco City and County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,315
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,500 5.500 05/01/55 1,546
San Francisco City and County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,205
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 67
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 85
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 83
Silicon Valley Tobacco Securitization Authority Revenue Bonds 9,550
Zero
coupon 06/01/56 1,088
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/53 502
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,007
State of California General Obligation Unlimited 230 4.000 04/01/49 202
Tobacco Securitization Authority of Southern California Revenue Bonds 385 5.000 06/01/48 365
Tobacco Securitization Authority of Southern California Revenue Bonds 515
Zero
coupon 06/01/54 108
University of California Revenue Bonds 450 3.000 05/15/51 315

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
William S Hart Union High School District Special Tax 25 5.000 09/01/47 23
173,916
Colorado - 3.5%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 611
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 451
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 503
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/50 496
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 419
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 457
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 495
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 500
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 456 7.375 12/15/47 455
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 434
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,590
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/01/54 493
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 411
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 387
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 526
Citadel on Colfax Business Improvement District Revenue Bonds 700 5.350 12/01/50 588
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 365
City and County of Denver Special Facilities Airport Revenue Bonds 2,715 5.000 10/01/32 2,714
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 491
Colorado Educational and Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 457
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 19
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,301
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 130
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,613
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 380
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 285
Colorado Educational and Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 159
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,750 6.875 02/01/59 1,746
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 187
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 279
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 360
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 994
Colorado Educational and Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 88
Colorado Educational and Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 161
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 496
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 780
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 363
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 42
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 1,877
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 199
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 976
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 1,995
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 500 1.650 12/01/52 500
Colorado Health Facilities Authority Revenue Bonds 500 5.250 12/01/54 500
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.500 07/01/57 1,355
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 95
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 764

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,561
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Constitution Heights Metropolitan District General Obligation Limited 1,755 5.000 12/01/49 1,568
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 680
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 497
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 377
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 469
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 397
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 477
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 383
Denver Health and Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health and Hospital Authority Certificate of Participation 175 4.000 12/01/38 159
Denver Health and Hospital Authority Certificate of Participation 110 5.000 12/01/48 105
Denver Health and Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 306
Denver Health and Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 194
Denver Health and Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 324
Denver Health and Hospital Authority Revenue Bonds 100 4.000 12/01/39 89
Denver Health and Hospital Authority Revenue Bonds 50 4.000 12/01/40 44
Denver Health and Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,499
Denver Health and Hospital Authority Revenue Bonds 250 6.000 12/01/55 261
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 240
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 255
Denver Urban Renewal Authority Tax Allocation (Þ) 525 5.250 12/01/39 501
Dinosaur Ridge Metropolitan District Revenue Bonds 470 5.000 06/01/49 414
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,253
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 496
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 378
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 244
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 452
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 207
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 397
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 472
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,105
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 402
Johnstown Plaza Metropolitan District General Obligation Limited 2,229 4.250 12/01/46 1,854
Jones District Community Authority Board Revenue Bonds 500 1.000 12/01/50 488
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 990
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 460
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 373
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 504
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 141
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 100
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 476
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 755
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 438
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 446
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 445
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 995

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 1.000 12/15/54 444
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.000 12/15/44 492
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 516
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.750 12/15/50 517
Parkdale Community Authority Revenue Bonds (Þ) 500 1.000 12/01/53 412
Parterre Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/55 500
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 472
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 419
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 506
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 483
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,572
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 418
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 97
Pueblo Urban Renewal Authority Tax Allocation (Þ) 1,725 4.750 12/01/45 1,501
Redtail Ridge Metropolitan District General Obligation Limited 500
Zero
coupon 12/01/32 307
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 420
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 425
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 562
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 472
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 696
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,003
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 907
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 101
Sterling Ranch Community Authority Board Special Assessment 425 5.625 12/01/43 423
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 427
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 491
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 493
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 453
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,349 5.625 12/01/48 1,271
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 449
Weems Neighborhood Metropolitan District General Obligation Limited 500 5.875 12/01/55 484
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 518
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 419
75,808
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 105
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,137
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 411
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 722
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,930
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 961
Connecticut State Health and Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 600
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 958
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,352
Connecticut State Health and Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 127
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 932

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health and Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 180
Connecticut State Health and Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 374
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 179
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 336
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,045 7.000 02/01/45 2,030
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 153
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 178
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 151
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 220
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 140
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 209
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 128
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,593
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 103
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,781
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 390
Town of Hamden Revenue Bonds 750 7.000 01/01/53 783
19,413
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 135 5.000 11/15/48 124
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 40
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 96
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 55
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 53
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 293
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 336
Town of Bridgeville Special Tax 305 4.000 07/01/35 283
1,280
District of Columbia - 1.0%
District of Columbia Income Tax Revenue Bonds 575 5.250 05/01/48 589
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,418
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,011
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 964
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 872
District of Columbia Tax Allocation Revenue Bonds (Þ) 325 1.000 06/01/49 184
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835
Zero
coupon 06/15/46 2,844
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 986
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,306
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 6,870 4.000 10/01/49 5,726
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 879
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 3,850 4.000 10/01/53 3,143
21,922
Florida - 10.5%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 110
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,185
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 169
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 116
Antillia Community Development District Special Assessment 100 5.600 05/01/44 100
Antillia Community Development District Special Assessment 100 5.875 05/01/54 100
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 93

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 193
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 114
Armstrong Community Development District Special Assessment Revenue Bonds 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment Revenue Bonds 160 4.000 11/01/50 122
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 69
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 234
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 718
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 342
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,053
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 38
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 152
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 97
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,311
Avenir Community Development District Special Assessment (Þ) 370 5.000 05/01/41 354
Avenir Community Development District Special Assessment 120 5.375 05/01/43 118
Avenir Community Development District Special Assessment 360 3.400 05/01/52 257
Avenir Community Development District Special Assessment 405 5.625 05/01/54 393
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 92
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 85
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,024
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 959
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 475
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 91
Bartram Park Community Development District Special Assessment 310 4.250 05/01/29 310
Bartram Park Community Development District Special Assessment 470 4.500 05/01/35 470
Bay Laurel Center Community Development District Special Assessment 85 4.000 05/01/37 76
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 171
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 89
Bellehaven Community Development District Special Assessment 150 6.050 05/01/55 145
Berry Bay Community Development District Special Assessment Revenue Bonds 55 2.625 05/01/26 54
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.000 05/01/44 68
Berry Bay Community Development District Special Assessment Revenue Bonds 150 5.750 05/01/53 148
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.350 05/01/54 67
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 101
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 38
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 90
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,330
Bonterra Community Development District Special Assessment 565 5.000 05/01/47 518
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 25
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 194
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 239
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 62
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 179
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 48
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 116
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 243
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 101
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 99
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 117

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 95
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 95
Caldera Community Development District Special Assessment 1,000 5.200 05/01/54 896
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 87
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 115
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 2,122
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 140
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 97
Capital Projects Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/15/55 1,238
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 112
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 838
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,970 4.500 01/01/35 1,883
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 288
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 289
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 429
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 983
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 74
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 404
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 72
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,015 5.250 12/01/58 3,644
Capital Trust Agency, Inc. Revenue Bonds 4,000
Zero
coupon 01/01/60 275
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 1,004
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 95
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 346
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 94
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 185
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 91
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.750 06/15/65 954
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 96
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 93
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 227
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 96
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 99
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 726
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 462
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,183
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 372
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 96
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 189
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 24
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 34
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 75
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 210 5.500 10/01/36 210
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 323
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,554
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 988
City of Cape Coral Water and Sewer Revenue Bonds 1,000 4.000 10/01/36 987
City of Palmetto Revenue Bonds 75 5.250 06/01/52 71
City of Palmetto Revenue Bonds 150 5.375 06/01/57 143
City of Palmetto Revenue Bonds 125 5.625 06/01/62 123

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tampa Revenue Bonds 960 5.000 04/01/45 944
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 91
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 161
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 1.000 05/01/46 1,366
Coddington Community Development District Special Assessment 100 5.750 05/01/52 99
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,114
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 768
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 259
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 233
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 89
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 186
Copes Landing Community Development District Special Assessment Revenue Bonds 150 5.875 05/01/53 150
Copes Landing Community Development District Special Assessment Revenue Bonds 100 5.450 05/01/54 94
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 49
Coral Keys Homes Community Development District Special Assessment 115 4.000 05/01/40 99
Cordova Palms Community Development District Special Assessment 1,010 5.400 05/01/42 999
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,094
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 138
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 48
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 92
Coronado Community Development District Special Assessment 25 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 39
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 346
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 130
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 168
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 1,988
County of Lake Revenue Bonds 500 5.750 08/15/50 469
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,614
County of Miami-Dade FL Revenue Bonds (µ) 450
Zero
coupon 10/01/45 162
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,155
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,079
County of Osceola Transportation Revenue Bonds (ae) 3,700 1.000 10/01/36 4,393
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,305
County of Palm Beach Revenue Bonds (Þ) 625 5.750 10/01/55 629
County of Palm Beach Revenue Bonds (Þ) 100 6.750 10/01/55 100
County of Palm Beach Revenue Bonds (Þ) 1,000 5.750 10/01/65 997
Creekview Community Development District Special Assessment Revenue Bonds 200 5.375 05/01/44 184
Creekview Community Development District Special Assessment Revenue Bonds 300 5.625 05/01/55 267
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 881
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 163
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 112
Crossings Community Development District Special Assessment 175 5.125 05/01/52 158
Crossings Community Development District Special Assessment 100 5.600 05/01/54 96
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 91
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 97
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 94
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 97
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 95
Cypress Creek Reserve Community Development District Special Assessment 75 5.750 05/01/45 74
Cypress Creek Reserve Community Development District Special Assessment 160 6.000 05/01/56 156
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 81

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 77
Davenport Road South Community Development District Special Assessment (Þ) 295 5.000 11/01/38 283
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 138
Deer Run Community Development District Special Assessment 160 5.400 05/01/39 160
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 199
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 95
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 321
Del Webb River Reserve Community Development District Special Assessment 145 5.875 05/01/55 142
Del Webb Sunchase Community Development District Special Assessment 1,000 5.625 05/01/55 950
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 71
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 110
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 59
Eagle Hammock Community Development District Special Assessment 190 5.375 05/01/52 178
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 65
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 175
East 547 Community Development District Special Assessment 80 6.500 05/01/54 83
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 607
East Nassau Stewardship District Special Assessment 1,250 5.250 05/01/29 1,251
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,014
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 42
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 154
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 60
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 126
Edgewater East Community Development District Special Assessment 100 6.100 05/01/45 99
Edgewater East Community Development District Special Assessment 150 6.300 05/01/55 145
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 236
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 619
Enclave at Black Point Marina Community Development District Special Assessment 140 3.500 05/01/26 140
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 776
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,079
Entrada Community Development District Special Assessment 100 5.800 05/01/53 99
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 49
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 72
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 688
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 171
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,355
Esplanade Lake Club Community Development District Special Assessment 100 5.875 05/01/55 98
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 94
Everlands Community Development District Special Assessment (Þ) 100 5.500 06/15/54 92
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 48
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 94
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 79
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 429
Firelight Community Development District Special Assessment Revenue Bonds 225 6.125 05/01/55 220
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 89
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 53
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,975 12.000 07/15/32 5,985
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 75
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 834
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 69
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,082

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 184
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 205
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 96
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 130
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 368
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,288
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 338
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 227
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 309
Florida Development Finance Corp. Revenue Bonds (µ) 450 5.250 07/01/53 425
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 229
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 140
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 98
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,084
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 125
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 262
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 155
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 5,120 8.250 07/01/57 4,352
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 204
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 158
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,100 10.000 07/15/59 1,922
Florida Higher Educational Facilities Financial Authority Revenue Bonds 125 5.000 03/01/39 101
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 264
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,144
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 369
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 2,220 6.250 07/01/55 2,165
Florida Local Government Finance Commission Revenue Bonds (Þ) 250 6.000 07/01/50 245
Florida Local Government Finance Commission Revenue Bonds (Þ) 125 6.000 07/01/55 121
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 301
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 254
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 91
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 97
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 96
Gas Worx Community Development District Special Assessment (Þ) 125 5.750 05/01/45 122
Gas Worx Community Development District Special Assessment (Þ) 250 6.000 05/01/57 240
GIR East Community Development District Special Assessment 125 5.300 05/01/45 116
GIR East Community Development District Special Assessment 175 5.500 05/01/55 157
Governors Park South Community Development District Special Assessment 75 5.400 05/01/45 71
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 93
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 63
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 60
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 76
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 99
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 97
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 88
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 260
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 122
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 146
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 46
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 129

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 91
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 90
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 80
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.450 11/01/45 97
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.375 05/01/53 93
Harmony on Lake Eloise Community Development District Special Assessment
Revenue Bonds 100 5.650 11/01/54 95
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,109
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 95
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 85
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 148
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 75
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 123
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 104
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 147
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 265
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 74
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 416
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 98
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 20
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 27
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 94
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 138
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 138
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 50
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 177
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 100
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,405
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,628
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 101
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 130
Island Lakes Estate Special Assessment 150 6.000 12/15/53 151
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 147
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 97
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 95
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 172
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 76
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 237
K-Bar Ranch III Community Development District Special Assessment (Þ) 375 5.875 05/01/45 378
K-Bar Ranch III Community Development District Special Assessment (Þ) 275 6.125 05/01/55 276
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 128
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 77
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 101
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 74
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 100
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 73
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 46
Kings Creek I Community Development District Special Assessment 100 5.750 05/01/45 98
Kings Creek I Community Development District Special Assessment 175 6.000 05/01/55 169
Kingston One Community Development District Special Assessment 1,000 6.000 05/01/57 967
Knightsbridge Community Development District Special Assessment (Þ) 1,000 5.500 06/15/54 945

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 121
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 49
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 95
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 638
Lakes of Sarasota Community Development District 2 Special Assessment 275 5.200 05/01/35 275
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 94
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 240
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 168
Lakeside Preserve Community Development District Special Assessment 25 5.250 05/01/30 25
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 72
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 119
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 98
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 904
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 98
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 98
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 150
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 296
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 93
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 217
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 232
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 78
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 601
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 95
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 328
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 94
Landings at Miami Community Development District Special Assessment (Þ) 330 4.625 11/01/38 307
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 88
Landmark at Doral Community Development District Special Assessment 30 3.375 05/01/30 30
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 99
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 92
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 47
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 239
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 287
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 660
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 95
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 170
Longleaf Community Development District Special Assessment Revenue Bonds 100 5.450 05/01/55 94
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 153
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 100
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 994
LTC Ranch West Residential Community Development District Special Assessment 60 3.250 05/01/31 55
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 40
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 92
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 48
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 101
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 88
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 83
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 50
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 117

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 76
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 51
Marion Ranch Community Development District Special Assessment 140 5.950 05/01/54 140
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 197
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 233
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 650
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 72
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 91
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 97
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,616
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,747
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 842
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 499
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,126
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 114
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 163
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,003
Midtown Miami Community Development District Special Assessment 80 5.000 05/01/29 80
Mirada Community Development District Special Assessment Revenue Bonds 125 5.625 05/01/44 119
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 100
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,226
Mirada II Community Development District Special Assessment 155 5.750 05/01/53 154
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 39
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 175
Newfield Community Development District Special Assessment Revenue Bonds 1,805 5.625 05/01/45 1,772
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 146
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 191
North AR-1 Pasco Community Development District Special Assessment 400 5.750 05/01/43 406
North AR-1 Pasco Community Development District Special Assessment 65 5.750 05/01/44 66
North AR-1 Pasco Community Development District Special Assessment 165 6.000 05/01/54 166
North Loop Community Development District Special Assessment 150 6.625 05/01/54 157
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 78
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 113
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 137
Northridge Community Development District Special Assessment (Þ) 160 5.750 05/01/45 158
Northridge Community Development District Special Assessment (Þ) 200 6.000 05/01/55 195
Ocala Preserve Community Development District Special Assessment 1,150 3.100 11/01/41 862
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 96
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 100
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 134
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 97
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 194
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 93
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 718
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,232
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 86
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 96
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 127
Palermo Community Development District Special Assessment 100 5.000 06/15/43 94
Palermo Community Development District Special Assessment 100 5.350 06/15/45 98
Palermo Community Development District Special Assessment 125 5.250 06/15/53 114

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palermo Community Development District Special Assessment 100 5.500 06/15/55 95
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 830
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 161
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 387
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 231
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 222
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 554
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 99
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 902
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 96
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 95
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 93
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 352
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 176
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 111
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 218
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 980
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 487
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 322
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 135
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 160
Parrish Lakes Community Development District Special Assessment 75 5.125 05/01/43 72
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 49
Parrish Lakes Community Development District Special Assessment 95 5.500 05/01/44 90
Parrish Lakes Community Development District Special Assessment 95 5.400 05/01/53 89
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 145
Parrish Lakes Community Development District Special Assessment 190 5.800 05/01/54 178
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 238
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 423
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 101
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 94
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 93
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 196
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 96
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 168
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 93
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 213
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 297
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 545 4.125 12/15/28 550
Pinellas County Industrial Development Authority Revenue Bonds 1,025 5.000 07/01/29 1,044
Pioneer Ranch Community Development District Special Assessment 100 5.000 05/01/44 91
Pioneer Ranch Community Development District Special Assessment 100 5.300 05/01/55 88
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 21
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.625 05/01/45 98
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.875 05/01/55 97
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 533
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 89
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 102
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 526
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 832
Reflection Bay Community Development District Special Assessment 100 5.625 05/01/45 98

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reflection Bay Community Development District Special Assessment 100 5.875 05/01/55 96
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 142
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 755
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,524
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 72
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 24
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 47
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 64
River Hall Community Development District Special Assessment 600 4.000 05/01/51 456
River Hall Community Development District Special Assessment 150 6.500 05/01/54 156
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 72
River Landing Community Development District Special Assessment 100 5.450 05/01/55 90
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 99
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 93
Rivington Community Development District Special Assessment Revenue Bonds 300 4.000 05/01/52 226
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 714
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 100
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 193
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 151
Rookery Community Development District Special Assessment Revenue Bonds 225 5.350 05/01/55 203
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 781
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 92
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 60
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 210
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 775
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 284
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 119
Saltmeadows Community Development District Special Assessment (Þ) 100 6.000 05/01/55 98
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 49
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 37
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 101
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 821
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 47
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 198
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 139
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 123
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 142
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 89
Scenic Terrace South Community Development District Special Assessment 225 4.625 05/01/53 188
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 106
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 95
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 88
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 254
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 73
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 98
Seminole Palms Community Development District Special Assessment 95 5.700 05/01/53 93
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 99
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 167
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 75
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 187

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 130
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 449
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 95
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 294
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 17
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 591
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 60
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 36
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 122
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 93
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 148
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 234
Solaeris Community Development District Special Assessment (Þ) 200 6.300 05/01/56 193
Somerset Bay Community Development District Special Assessment Revenue Bonds
(Þ) 100 5.900 05/01/54 93
Somerset Community Development District Special Assessment Revenue Bonds 1,000 4.200 05/01/37 913
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,211
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 195
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 82
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 498
Southern Groves Community Development District No. 5 Special Assessment 2,630 4.000 05/01/48 2,062
Southshore Bay Community Development District Special Assessment Revenue
Bonds 100 5.625 05/01/54 96
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 48
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 96
St. Augustine Lakes Community Development District Special Assessment 995 5.500 06/15/53 944
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 440
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 145
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 281
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 633
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 202
Stonegate Preserve Community Development District Special Assessment 125 5.875 06/15/55 123
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 106
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 184
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 128
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 95
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 820
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 49
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 70
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 504
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 95
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 11
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 214
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 188
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 94
Tamarindo Community Development District Special Assessment Revenue Bonds 50 3.375 05/01/41 39
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 93
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 378

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Terreno Community Development District Special Assessment 100 5.400 05/01/45 96
Terreno Community Development District Special Assessment 100 5.250 05/01/53 92
Terreno Community Development District Special Assessment 100 5.650 05/01/55 95
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 907
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 192
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 943
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 81
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 173
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 98
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 215
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 237
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 94
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 88
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 51
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 103
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 75
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 75
Triple Creek Community Development District Special Assessment 20 5.250 11/01/27 20
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 82
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 254
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 193
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 177
TSR Community Development District Special Assessment Revenue Bonds 485 5.125 11/01/49 445
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 279
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 75
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 77
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 51
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 126
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 99
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 92
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 126
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 183
Two Lakes Community Development District Special Assessment 175 5.000 05/01/55 164
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 276
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 250
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 154
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 308
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 147
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 125
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 489
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 117
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 474
V-Dana Community Development District Special Assessment 90 5.250 05/01/43 87
V-Dana Community Development District Special Assessment 100 5.375 05/01/45 98
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 76
V-Dana Community Development District Special Assessment 170 5.500 05/01/54 162
V-Dana Community Development District Special Assessment 125 5.550 05/01/55 120
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 819
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 500 5.125 05/01/49 460
Veranda Community Development District II Special Assessment 185 5.000 11/01/39 179
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 48

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 152
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 118
Veranda Community Development District II Special Assessment 265 5.125 11/01/49 243
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 38
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 24
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 95
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 192
Verano No. 1 Community Development District Special Assessment 30 4.750 11/01/25 30
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 98
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 250
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 91
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 233
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 49
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 46
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 62
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 493
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 74
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 72
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 89
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 130
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 38
Viera Stewardship District Special Assessment 100 5.300 05/01/43 98
Viera Stewardship District Special Assessment 250 5.500 05/01/54 236
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 204
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 411
Village Community Development District No. 13 Special Assessment Revenue Bonds 320 3.250 05/01/52 217
Village Community Development District No. 14 Special Assessment Revenue Bonds 950 5.500 05/01/53 963
Village Community Development District No. 15 Special Assessment Revenue Bonds
(Þ) 200 5.000 05/01/43 193
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 94
Villamar Community Development District Special Assessment 905 4.625 05/01/39 839
Villamar Community Development District Special Assessment 495 4.000 11/01/51 377
Villamar Community Development District Special Assessment 500 4.125 05/01/52 382
Villamar Community Development District Special Assessment 1,245 5.750 05/01/53 1,225
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 76
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 227
Waterford Community Development District Special Assessment 40 5.375 05/01/43 39
Waterford Community Development District Special Assessment 60 5.600 05/01/53 58
Waterford Community Development District Special Assessment 75 5.450 05/01/54 70
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 243
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 150
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 145
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 120
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 91
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 117
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 87
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 60
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 95
West Port Community Development District Special Assessment 90 3.400 05/01/41 71
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,299
West Port Community Development District Special Assessment 50 5.250 05/01/52 46

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Port East Community Development District Special Assessment (Þ) 100 6.000 05/01/55 96
West Villages Improvement District Special Assessment 135 4.750 05/01/39 127
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,545
West Villages Improvement District Special Assessment 100 5.375 05/01/42 98
West Villages Improvement District Special Assessment 100 5.375 05/01/43 98
West Villages Improvement District Special Assessment 210 5.000 05/01/50 191
West Villages Improvement District Special Assessment 150 5.500 05/01/53 142
West Villages Improvement District Special Assessment 200 5.625 05/01/53 193
West Villages Improvement District Special Assessment 100 5.625 05/01/54 96
West Villages Improvement District Special Assessment 100 6.250 05/01/54 102
West Villages Improvement District Special Assessment 150 6.000 05/01/55 151
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 90
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 89
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 590
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 157
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 154
Westview North Community Development District Special Assessment 100 6.000 06/15/52 101
Westview South Community Development District Special Assessment 185 5.375 05/01/43 182
Westview South Community Development District Special Assessment 225 5.600 05/01/53 217
Westview South Community Development District Special Assessment 150 5.625 05/01/53 145
Westview South Community Development District Special Assessment 250 6.200 05/01/55 250
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 494
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 95
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 95
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 110
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 206
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 100
Willows Community Development District Special Assessment 100 5.750 05/01/52 99
Wind Meadows South Community Development District Special Assessment 930 4.000 05/01/52 699
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 121
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 93
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 90
Winding Oaks Community Development District Special Assessment 100 5.400 05/01/44 98
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 97
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 79
Windward Community Development District Special Assessment Revenue Bonds 35 4.400 11/01/35 35
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 194
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 92
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 89
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 58
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 93
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,555
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 39
Zephyr Lakes Community Development District Special Assessment 80 4.000 05/01/51 61
224,903
Georgia - 1.9%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 1.000 12/15/48 2,735
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,119
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,536
City of Rockdale Special Assessment Revenue Bonds (Þ) 400 7.500 09/15/54 403
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 129

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,153
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 856
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 861
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,450
Development Authority of Lagrange Revenue Bonds 100 5.000 10/15/52 83
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 94
Gainesville and Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 43
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,149
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 160
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,207
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,514
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 914
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 42
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 73
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 345
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,094
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 153
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/55 1,064
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 3,500 5.000 12/01/55 3,661
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,343
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,697
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,629
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,280
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 958
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 1,907
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,209
Municipal Electric Authority of Georgia Revenue Bonds 1,500 5.000 01/01/63 1,392
Private Colleges and Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,003
Private Colleges and Universities Authority Revenue Bonds (~)(Ê) 450 1.900 09/01/52 450
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 219
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 167
41,092
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 97
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 617
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 106
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 104
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 101
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 743
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 521
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,567
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 954
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 202
Territory of Guam General Obligation Unlimited 325 5.000 11/15/31 336
Territory of Guam Revenue Bonds 500 5.000 12/01/31 502
Territory of Guam Revenue Bonds 500 5.000 11/01/35 512
Territory of Guam Revenue Bonds 2,825 4.000 01/01/36 2,690
Territory of Guam Revenue Bonds 1,420 4.000 01/01/42 1,218
10,375
Hawaii - 0.5%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,159
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 982
State of Hawaii Department of Budget and Finance Revenue Bonds 1,670 3.100 05/01/26 1,641
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 3,850 6.000 07/01/28 3,919
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 1,470 5.000 01/01/30 1,424
State of Hawaii Department of Budget and Finance Revenue Bonds 1,150 4.000 03/01/37 1,038
State of Hawaii Department of Budget and Finance Revenue Bonds 1,360 3.200 07/01/39 1,095
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.000 07/01/39 231
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.125 07/01/43 228
State of Hawaii Department of Budget and Finance Revenue Bonds 105 3.500 10/01/49 77
11,794
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 187 5.875 09/01/53 191
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 393
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 653
Idaho Housing and Finance Association Revenue Bonds 1,780 4.650 01/01/54 1,638
Spring Valley Community Infrastructure District No. 1 Special Assessment (Þ) 2,360 3.750 09/01/51 2,097
4,972
Illinois - 7.2%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,129
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,197
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 226
Chicago Board of Education General Obligation Unlimited (µ) 250
Zero
coupon 12/01/27 230
Chicago Board of Education General Obligation Unlimited (µ) 450
Zero
coupon 12/01/29 380
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,556
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 227
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 335
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,617
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,023
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 356
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 717
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 932
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,783
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 981
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 74
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,681
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,518
Chicago Board of Education General Obligation Unlimited 1,875 5.000 12/01/42 1,760
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,066
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 478
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 655
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,332
Chicago Board of Education General Obligation Unlimited 6,540 5.000 12/01/46 5,883
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,464
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,542
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,386
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,385
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 281
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 515
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,111

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,573
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,485
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 163
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 178
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 894
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 560
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,651
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 3,120 5.000 12/01/46 2,976
City of Belleville Sales Tax Revenue Tax Allocation 45 3.750 07/01/41 41
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,559
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,242
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 380
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 974
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,878
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,635
City of Chicago General Obligation Unlimited 275 6.000 01/01/43 291
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,017
City of Chicago General Obligation Unlimited 1,000 6.000 01/01/50 1,024
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 169
City of Marion Sales Tax Revenue Bonds 1,795 6.375 06/01/45 1,713
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,201
County of Cook Revenue Bonds 300 6.500 01/01/45 291
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 411
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 246
Illinois Finance Authority Revenue Bonds 875 5.000 05/15/33 781
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 420
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,490
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 542 5.000 05/15/36 159
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,001
Illinois Finance Authority Revenue Bonds 1,350 5.500 04/01/37 1,241
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,881
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 586
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 390 4.000 05/15/41 114
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,691
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 98
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 922
Illinois Finance Authority Revenue Bonds (Þ) 350 5.875 09/01/46 338
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 89
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 93
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 251
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,357
Illinois Finance Authority Revenue Bonds (Þ) 2,545 6.125 04/01/49 2,422
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 226
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 898
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,804
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 97
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.125 12/01/50 957
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 42
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 88
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 257
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 191

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 503
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 765
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 41
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 430
Illinois Finance Authority Revenue Bonds (Þ) 2,780 6.125 04/01/58 2,582
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 515
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 794
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 621
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 259
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 232
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 205
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 281
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 10
Zero
coupon 06/15/30 9
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,143
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 673
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 429
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,013
Metropolitan Pier and Exposition Authority Revenue Bonds 250 4.000 06/15/50 204
Metropolitan Pier and Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 952
Metropolitan Pier and Exposition Authority Revenue Bonds 10,000
Zero
coupon 12/15/51 2,469
Metropolitan Pier and Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 4,725
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 550
Zero
coupon 12/15/52 125
Metropolitan Pier and Exposition Authority Revenue Bonds 2,170
Zero
coupon 12/15/54 454
Metropolitan Pier and Exposition Authority Revenue Bonds 7,100
Zero
coupon 12/15/56 1,314
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 12/15/56 382
Metropolitan Pier and Exposition Authority Revenue Bonds 720 5.000 06/15/57 686
Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 23
Sangamon County Water Reclamation District General Obligation Limited 1,000 5.750 01/01/53 1,000
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,417
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,311
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 772
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 743
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,017
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 793
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,674
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 268
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,038
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 511
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 104
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,582
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 902
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,159
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 727
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,750
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 234

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 240
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 231
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,279
Town of Cortland Special Service Areas No. 9 Special Tax 19 5.800 03/01/37 17
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 285
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 171
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 201
Village of Lincolnwood Tax Allocation (Þ) 1,400 5.750 12/01/43 1,410
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 946
153,997
Indiana - 0.7%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 848
City of Valparaiso Revenue Bonds (Þ) 450 9.500 10/01/35 437
City of Valparaiso Revenue Bonds (Þ) 300 6.250 10/01/50 292
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 365
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 977
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 231
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 508
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 389
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,056
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 82
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 96
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 76
Indiana Finance Authority Revenue Bonds 1,950 5.625 07/01/50 1,920
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 186
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 479
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 183
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,518
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 499
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 255
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,533
Town of Upland Revenue Bonds 200 2.500 09/01/50 113
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 122
14,165
Iowa - 0.8%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,724
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 884
Iowa Finance Authority Revenue Bonds 150 5.500 12/01/45 151
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,140
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 318
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 1,867
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,939
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 227
Iowa Finance Authority Revenue Bonds 200 5.250 12/01/50 190
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 89
Iowa Finance Authority Revenue Bonds 250 5.750 12/01/55 252
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,692
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,427
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 99
Iowa Higher Education Loan Authority Revenue Bonds 250 6.000 10/01/55 254
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,000 4.000 06/01/49 3,264

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 785
Zero
coupon 06/01/65 108
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 179
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,291
18,095
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 60
City of Manhattan Revenue Bonds 150 4.000 06/01/52 111
City of Prairie Village Tax Allocation 5 2.875 04/01/30 5
City of Prairie Village Tax Allocation 60 3.125 04/01/36 55
City of Topeka Revenue Bonds 180 6.500 12/01/52 181
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 73
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 73
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 138
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 48
Wyandotte County City Unified Government Revenue Bonds 665 5.000 09/01/27 661
Wyandotte County City Unified Government Revenue Bonds (Þ) 4,800
Zero
coupon 09/01/34 2,523
Wyandotte County City Unified Government Revenue Bonds 290 4.500 06/01/40 275
4,203
Kentucky - 0.5%
City of Ashland Revenue Bonds 750 4.000 02/01/38 689
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,207
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 914
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 365
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 261
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 963
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 2,250 1.870 05/01/34 2,250
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 145
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 87
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 85
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,383
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,516
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 615
11,480
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 151
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 342
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/46 992
Lakeshore Villages Master Community Development District Special Assessment 200 4.125 06/01/39 177
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 77
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 716
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 247
Lakeshore Villages Master Community Development District Special Assessment 200 4.375 06/01/48 169
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 205
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 461
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 564
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 492
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 568
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 438

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 285
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 250
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 182
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 100
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 95
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 695 5.250 12/01/52 751
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 412
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 152
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 414
Louisiana Public Facilities Authority Revenue Bonds (Þ) 275 6.000 06/15/59 264
Louisiana Public Facilities Authority Revenue Bonds 2,120 5.500 09/01/59 2,098
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 99
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 141
Louisiana Public Facilities Authority Revenue Bonds 8,140 5.000 09/01/66 7,450
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 107
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 132
Plaquemines Port Harbor and Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 447
Port New Orleans Board of Commissioners Revenue Bonds (µ) 260 5.500 04/01/51 264
Port New Orleans Board of Commissioners Revenue Bonds (µ) 240 5.500 04/01/54 244
19,486
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 265
Maine Health and Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 18
Maine Health and Higher Educational Facilities Authority Revenue Bonds 495 5.000 07/01/46 417
Maine Health and Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 478
Maine Health and Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 103
1,281
Maryland - 1.5%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/35 150
City of Baltimore Revenue Bonds 300 5.000 09/01/38 299
City of Baltimore Revenue Bonds 180 5.000 09/01/39 176
City of Baltimore Revenue Bonds 735 5.000 09/01/42 707
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,030
City of Baltimore Revenue Bonds 130 5.000 06/01/51 125
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 85
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 80
City of Brunswick Special Tax 100 5.000 07/01/36 101
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 178
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 299
County of Baltimore Revenue Bonds 150 4.000 01/01/45 124
County of Baltimore Revenue Bonds 865 4.000 01/01/50 682
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,237
County of Frederick Special Tax (Þ) 225 4.000 07/01/50 185
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,757
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 331
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 278
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 976
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 67
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/47 4,795
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,545
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 217
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 986
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,362
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/55 2,312
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 117
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 519
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 302
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 601
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,218
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,254
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 86
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 94
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 93
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 247
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 193
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 136
32,129
Massachusetts - 1.1%
Commonwealth of Massachusetts General Obligation Limited 1,500 5.000 10/01/51 1,513
Commonwealth of Massachusetts General Obligation Limited 560 5.000 05/01/53 562
Massachusetts Development Finance Agency Revenue Bonds 1,525 8.500 10/01/26 1,529
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,416
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,583
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 991
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 947
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 101
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 917
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,143
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 134
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,330
Massachusetts Development Finance Agency Revenue Bonds 1,405 6.000 09/01/45 1,433
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 150
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,542
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 167
Massachusetts Development Finance Agency Revenue Bonds 225 6.000 07/01/50 231
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 512
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 202
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 251
Massachusetts Development Finance Agency Revenue Bonds 2,000 4.500 07/01/54 1,703
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 88
Massachusetts Development Finance Agency Revenue Bonds 650 5.250 07/01/55 608
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 252
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,191
24,496
Michigan - 2.0%
City of Detroit General Obligation Limited (~)(Ê) 600 4.000 04/01/44 445
City of Detroit General Obligation Limited (~)(Ê) 6,264 6.000 04/01/44 4,651
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 48
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,040
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 325
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 45
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,026
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 53
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 674
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 491
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 313
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 356
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 66
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 65
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 107
City of Detroit General Obligation Unlimited 1,015 5.500 04/01/45 1,029
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 747
City of Detroit General Obligation Unlimited 1,900 5.000 04/01/50 1,785
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 831
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 125 5.000 05/15/37 127
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 375 5.000 05/15/44 342
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 92
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 94
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 290
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 80
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 20
Michigan Finance Authority Revenue Bonds 1,130 4.000 02/01/29 1,127
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,552
Michigan Finance Authority Revenue Bonds 390 3.267 06/01/39 361
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 81
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 83
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 607
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,260
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,324
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 801
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,504
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 80
Michigan Finance Authority Revenue Bonds 430 5.000 02/01/47 373
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 19
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 266
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 74
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 194
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,406
Michigan Finance Authority Revenue Bonds 17,355
Zero
coupon 06/01/65 1,780
Michigan Mathematics and Science Initiative Revenue Bonds 1,110 4.000 01/01/41 938
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/37 203
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 926
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 91
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 391
Michigan Strategic Fund Revenue Bonds 4,500 5.000 06/30/48 4,016
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 297
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690
Zero
coupon 06/01/46 1,257

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255
Zero
coupon 06/01/52 537
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 908
State of Michigan Trunk Line Revenue Bonds 3,500 5.250 11/15/49 3,592
Summit Academy North Revenue Bonds 555 2.250 11/01/26 546
Tipton Academy Revenue Bonds 305 4.000 06/01/51 212
Universal Academy Revenue Bonds 500 4.000 12/01/31 490
42,601
Minnesota - 0.5%
City of Apple Valley Revenue Bonds 100 5.625 09/01/65 98
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 888
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 92
City of Eagan Revenue Bonds (Þ) 100 6.375 02/01/55 89
City of Eagan Revenue Bonds (Þ) 100 6.500 02/01/65 89
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 483
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,984
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,411
City of St. Cloud Revenue Bonds 125 4.000 05/01/49 103
City of St. Cloud Revenue Bonds 435 5.000 05/01/54 425
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 86
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 366
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 172
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,425
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,378
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 77
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 724
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 83
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 85
St. Paul Housing and Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 141
St. Paul Housing and Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 231
St. Paul Housing and Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 184
11,614
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Æ)(Ê)(Ø)(Þ) 830 4.000 10/15/30 747
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 833
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 932
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 806
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 837
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 163
4,318
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 198
Branson Industrial Development Authority Tax Allocation 75 5.500 06/01/29 75
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,473
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 119
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 451
City of St. Louis Industrial Development Authority (The) Revenue Bonds 470 4.875 06/15/34 457
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 200
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,171
City of St. Louis Industrial Development Authority (The) Revenue Bonds 250 4.750 11/15/47 210
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 194
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 240

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Joplin Industrial Development Authority Revenue Bonds 70 3.500 11/01/40 64
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 165
Kansas City Industrial Development Authority Revenue Bonds (Þ) 250 5.000 06/01/54 218
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,691
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 384
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 227
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 385 1.750 06/01/36 385
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 840
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 3,000 6.000 10/01/45 2,921
Missouri State Health and Educational Facilities Authority Revenue Bonds 250 5.500 06/15/47 238
Missouri State Health and Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 143
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,181
Missouri State Health and Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 121
Newco Transportation Development District Revenue Bonds 375 6.250 11/01/54 361
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 107
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 633
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 431
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 392
University City Industrial Development Authority Revenue Bonds 195 4.875 06/15/36 186
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 479
16,955
Montana - 0.2%
City of Kalispell Revenue Bonds 600 6.000 05/15/60 610
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 158
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 656
County of Gallatin Revenue Bonds (Þ) 1,125 1.000 10/15/55 874
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,505
3,803
Nevada - 0.4%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 936
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 510
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 356
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 47
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 14
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 23
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 22
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 37
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 64
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,013
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 452
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 44
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 37
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 23
Las Vegas Convention and Visitors Authority Revenue Bonds 155 5.000 07/01/43 155
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 246
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 63
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 45
State of Nevada Department of Business and Industry Revenue Bonds 1,100 5.000 07/15/37 1,089
State of Nevada Department of Business and Industry Revenue Bonds (~)(ae)(Ê)(Þ) 1,425 9.500 01/01/65 1,261
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,025
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 164

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 167
7,793
New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 378
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.625 02/01/30 502
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/01/31 331
New Hampshire Business Finance Authority Revenue Bonds (Þ) 478 5.375 12/01/31 479
New Hampshire Business Finance Authority Revenue Bonds (Þ) 750 5.300 12/01/32 736
New Hampshire Business Finance Authority Revenue Bonds (Þ) 450 5.875 12/15/32 453
New Hampshire Business Finance Authority Revenue Bonds (Þ) 220 4.875 12/01/33 219
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125
Zero
coupon 12/15/33 682
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,185 5.625 12/15/33 1,199
New Hampshire Business Finance Authority Revenue Bonds (Þ) 800 5.875 12/15/33 805
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,060 6.890 04/01/34 7,266
New Hampshire Business Finance Authority Revenue Bonds (Þ) 900
Zero
coupon 12/01/34 483
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,552 5.375 12/15/35 1,534
New Hampshire Business Finance Authority Revenue Bonds (Þ) 485 6.250 12/15/38 490
New Hampshire Business Finance Authority Revenue Bonds 985 4.250 07/20/41 935
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 141
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 422
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 335
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 742
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 407
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 869
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 506
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 947
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 982
21,843
New Jersey - 3.5%
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 450
Atlantic City General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 519
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 690
New Jersey Economic Development Authority Revenue Bonds 2,785 5.250 09/15/29 2,784
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 500
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 488
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds (Þ) 875 6.375 01/01/35 882
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 515
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 201
New Jersey Economic Development Authority Revenue Bonds 125 5.000 06/15/42 124
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 4,997
New Jersey Economic Development Authority Revenue Bonds (Þ) 875 6.625 01/01/45 884
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,096
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 92
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 926
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 1,867
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,121
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 135
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 363

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 287
New Jersey Health Care Facilities Financing Authority Revenue Bonds 520 5.250 07/01/49 533
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 365
New Jersey Health Care Facilities Financing Authority Revenue Bonds 110 5.250 07/01/54 113
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400
Zero
coupon 12/15/26 1,348
New Jersey Transportation Trust Fund Authority Revenue Bonds 600
Zero
coupon 12/15/29 525
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 473
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400
Zero
coupon 12/15/30 2,028
New Jersey Transportation Trust Fund Authority Revenue Bonds 910
Zero
coupon 12/15/32 698
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500
Zero
coupon 12/15/33 372
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 472
New Jersey Transportation Trust Fund Authority Revenue Bonds 100
Zero
coupon 12/15/34 69
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125
Zero
coupon 12/15/35 2,053
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975
Zero
coupon 12/15/35 1,954
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 381
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255
Zero
coupon 12/15/36 2,013
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425
Zero
coupon 12/15/36 2,118
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 471
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235
Zero
coupon 12/15/37 4,201
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,209
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750
Zero
coupon 12/15/38 1,496
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 304
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 453
New Jersey Transportation Trust Fund Authority Revenue Bonds 510 5.000 06/15/42 506
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 6,951
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 143
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 54
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,488
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,047
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,544
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 74
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 52
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 96
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,421
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,210
South Jersey Port Corp. Revenue Bonds 1,100 5.000 01/01/48 1,069
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 966
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 930
Tobacco Settlement Financing Corp. Revenue Bonds 3,970 5.000 06/01/46 3,813
Union County Improvement Authority Revenue Bonds (Þ) 100 6.000 12/01/25 98
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 695
75,388
New Mexico - 0.1%
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 464

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 890
1,354
New York - 7.3%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 86
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 176
Brooklyn Arena Local Development Corp. Revenue Bonds 2,730 5.000 07/15/42 2,687
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 100
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 344
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 166
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,500 6.375 05/01/55 2,531
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 95
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 169
Build NYC Resource Corp. Revenue Bonds 450 4.000 06/15/36 417
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 494
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 87
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 73
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 736
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 268
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 77
Build NYC Resource Corp. Revenue Bonds 80 5.000 07/01/52 73
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 141
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 92
Build NYC Resource Corp. Revenue Bonds 500 5.500 07/01/55 490
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 80
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 41
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 76
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 357
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 139
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 106
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.000 07/01/60 494
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 473
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 90
City of New York General Obligation Unlimited (~)(Ê) 1,110 2.950 03/01/44 1,110
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,845
Dutchess County Local Development Corp. Revenue Bonds 725 5.000 07/01/45 697
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,010
Dutchess County Local Development Corp. Revenue Bonds 1,775 5.000 07/01/51 1,670
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 152
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,808
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 478
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 453
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 679
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 533
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 919
Metropolitan Transportation Authority Revenue Bonds 125 5.000 11/15/25 126
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 318
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 40
Zero
coupon 11/15/40 18
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 339
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,199
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 477
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,488
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 166
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,099
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,498
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 742
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 281
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,113
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 674
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 512
New York City Industrial Development Agency Revenue Bonds (µ) 1,665 3.000 01/01/46 1,185
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 81
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 940
New York City Transitional Finance Authority Revenue Bonds 425 5.250 05/01/48 439
New York Counties Tobacco Trust IV Revenue Bonds 9,455
Zero
coupon 06/01/60 520
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,874
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 682
New York Liberty Development Corp. Revenue Bonds (Þ) 11,430 5.000 11/15/44 10,974
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,602
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,707
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 897
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 386
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,070
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 253
New York State Dormitory Authority Revenue Bonds (µ) 720 3.000 09/01/50 482
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 363
New York State Dormitory Authority Revenue Bonds 420 5.000 03/15/51 423
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 456
New York State Dormitory Authority Revenue Bonds 440 5.000 05/01/52 431
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,645
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,231
New York State Dormitory Authority Revenue Bonds 400 5.250 05/01/54 404
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 787
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 499
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 255
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,291
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 9,555
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 349
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,263
New York State Urban Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,657
New York Transportation Development Corp. Revenue Bonds 70 2.250 08/01/26 68
New York Transportation Development Corp. Revenue Bonds 720 5.000 08/01/26 720
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,913
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 488
New York Transportation Development Corp. Revenue Bonds 615 5.000 08/01/31 614
New York Transportation Development Corp. Revenue Bonds 1,245 5.250 08/01/31 1,278

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 101
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,170
New York Transportation Development Corp. Revenue Bonds 1,745 5.000 10/01/35 1,769
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 1,936
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 785
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,564
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,519
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 641
New York Transportation Development Corp. Revenue Bonds 1,035 5.000 10/01/40 1,010
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 70
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,532
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 368
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,070
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 823
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 712
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,334
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,316
New York Transportation Development Corp. Revenue Bonds 7,235 5.500 06/30/54 6,990
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,259
New York Transportation Development Corp. Revenue Bonds 4,000 5.500 12/31/54 3,879
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,319
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 3,859
New York Transportation Development Corp. Revenue Bonds 4,900 5.500 12/31/60 4,736
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 211
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 2,300 2.140 03/01/29 2,300
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 85
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 296
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 171
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 47
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 734
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 95
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 81
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 78
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 87
Port Authority of New York and New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,427
Port Authority of New York and New Jersey Revenue Bonds 200 5.500 08/01/52 203
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,225
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,220
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,643
Triborough Bridge and Tunnel Authority Sales Tax Revenue Bonds 1,850 4.250 05/15/58 1,599
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 305
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 357
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 97
Westchester County Local Development Corp. Revenue Bonds 150 5.000 11/01/34 141
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 105
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 979
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 104
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 100
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 24
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 242

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 89
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 67
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 87
156,956
North Carolina - 0.8%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,016
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 256
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 477
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 949
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,821
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 91
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 20
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 899
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,002
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 250
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 300
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,486
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 541
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,195
North Carolina Medical Care Commission Revenue Bonds 350 5.250 01/01/55 329
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,005
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,354
17,316
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 430
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 130
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 964
City of Horace General Obligation Unlimited 250 4.850 08/01/26 250
City of Horace General Obligation Unlimited 150 5.000 05/01/50 140
County of Burleigh Revenue Bonds 395 5.200 04/15/46 369
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 950
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,136
5,369
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,008
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 433
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 162
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,214
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,407
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 38,255 5.000 06/01/55 31,058
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915
Zero
coupon 06/01/57 2,535
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 96
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 131
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,245
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 841
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 141
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,516
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 76
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 160
Columbus Regional Airport Authority Revenue Bonds 3,335 5.500 01/01/55 3,392

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Columbus-Franklin County Finance Authority Revenue Bonds 1,370 4.000 11/15/38 1,279
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 570
County of Darke Revenue Bonds 200 4.000 09/01/40 169
County of Darke Revenue Bonds 50 4.000 09/01/45 40
County of Darke Revenue Bonds 75 5.000 09/01/49 67
County of Franklin Revenue Bonds 400 5.250 07/01/41 405
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,089
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,029
County of Lucas Hospital Revenue Bonds 120 4.000 11/15/45 97
County of Lucas Hospital Revenue Bonds 4,825 5.250 11/15/48 4,541
County of Muskingum Revenue Bonds 200 5.000 02/15/48 175
Cuyahoga County Hospital Revenue Bonds 155 5.000 05/15/32 152
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 219
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,002
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 381
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 922
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 2,819
Cuyahoga County Hospital Revenue Bonds 3,420 5.500 02/15/57 3,189
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 912
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 908
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,022
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 19
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 20
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 98
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 226
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 403
Ohio Air Quality Development Authority Revenue Bonds (Þ) 4,365 4.500 01/15/48 3,795
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,298
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,745
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 896
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 203
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,436
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,142
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 277
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 253
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,098
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 354
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 115 4.250 12/01/50 106
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 180
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 2,807
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 223
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 105
State of Ohio Revenue Bonds 350 3.000 01/15/45 245
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,603
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 241
State of Ohio Revenue Bonds 25 4.000 01/15/50 20
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 880
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 86
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 865
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/51 79
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 113

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 979
93,197
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 415 6.625 06/01/45 403
Broken Arrow Economic Development Authority Tax Allocation 900 6.750 06/01/50 868
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 186
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 422
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,678
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 888
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 620
Tulsa Airports Improvement Trust Revenue Bonds 2,875 6.250 12/01/35 3,165
Tulsa Airports Improvement Trust Revenue Bonds 375 6.250 12/01/40 403
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 488
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 690 4.000 12/01/43 633
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,005
Wagoner County Development Authority/OK Revenue Bonds 250 6.750 05/01/40 236
11,995
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 627
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 423
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 23
County of Yamhill Revenue Bonds 350 4.000 12/01/41 310
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,297
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 67
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 175
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 989
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 920
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 741
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,545
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 99
7,247
Pennsylvania - 4.9%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 550
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,406
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 783
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,569
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 236
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 800 3.000 06/15/31 771
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 83
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 73
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 70
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,165 5.000 05/01/28 1,169
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 5.250 05/01/32 718
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,003
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,252
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 496
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 680 5.250 05/01/42 669

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 690 6.000 05/01/42 684
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 208
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 395
Berks County Municipal Authority (The) Revenue Bonds 3,182 5.000 06/30/39 2,880
Berks County Municipal Authority (The) Revenue Bonds 1,488 1.000 06/30/44 1,059
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 990
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,565
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 546
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,988
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 899
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 195
Chester County Health and Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 625
Chester County Health and Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,768
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,014
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,936
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 664
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,096
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 242
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 868
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 303
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,724
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,312
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,417
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 699
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 746
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 1,976
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,222
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 39
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 161
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 1,880
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 91
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 87
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 441
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 127
Geisinger Authority Revenue Bonds (USD 3 Month SOFR + 0.770%)(Ê) 100 4.461 05/01/37 101
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 65
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,787
Hospitals and Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 296
Hospitals and Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 504
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 942
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 936
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 607
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,190

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,859
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 530
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 90
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 473
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 324
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 95
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 91
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 791
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 385 5.250 07/01/44 332
Mercer County Industrial Development Authority Revenue Bonds (Þ) 370 6.125 10/01/50 271
Monroe County Industrial Development Authority Tax Allocation 200 5.000 07/01/31 206
Monroe County Industrial Development Authority Tax Allocation 125 5.000 07/01/33 125
Montgomery County Higher Education and Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,483
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,657
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 175 5.000 05/01/44 157
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,550 5.250 12/01/37 2,566
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 327
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 926
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,221
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 248
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,551
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 118
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 195
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,443
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 143
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 117
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 468
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 689
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,167
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,500 5.500 06/01/52 2,432
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 250 4.000 05/01/32 203
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 174
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 248
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,007
Philadelphia Authority for Industrial Development Revenue Bonds 10 3.500 05/01/32 8
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 914
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 98
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 865
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 186
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 2,075 6.250 05/01/42 1,706
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 711
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 140
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 129
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 132
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê) 10,000 2.450 07/01/54 10,000
Scranton Redevelopment Authority Revenue Bonds 55 5.000 11/15/28 55
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,928
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 196
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 308
Washington County Redevelopment Authority Tax Allocation 140 5.000 07/01/28 141
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 344

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 437
105,564
Puerto Rico - 7.2%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,335
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 695
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,822
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,482
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,371
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,758
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 790
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,273
Commonwealth of Puerto Rico General Obligation Unlimited 4,337 4.000 07/01/46 3,605
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 13,550 1.000 11/01/43 8,380
Commonwealth of Puerto Rico Notes (~)(Ê) 5,055 1.000 11/01/51 1,711
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 8,162 1.000 11/01/51 4,874
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 8,179 7.500 08/20/40 7,774
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 616
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 584
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 568
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 420
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,835
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,569
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,480 4.000 07/01/42 3,873
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,632
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 12,035 5.000 07/01/47 11,359
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 352
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 54
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/22 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 125 5.250 07/01/24 68
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 54
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 420
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 479
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,031
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 1,824
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month SOFR +
0.520%)(µ)(Ê) 2,560 3.571 07/01/29 2,390
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 623
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,317
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 101
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 103
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 354
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 73
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 355
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,020 6.750 07/01/36 552
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 176
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 1,989
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,205 5.250 07/01/40 2,276

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,845 5.000 07/01/42 999
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 541
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 150 6.250 01/01/40 164
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/41 110
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 220
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 600 6.750 01/01/45 658
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 225 6.750 01/01/46 245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 282
Zero
coupon 07/01/27 264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273
Zero
coupon 07/01/29 238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276
Zero
coupon 07/01/31 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 281
Zero
coupon 07/01/33 203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,114
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 65,134
Zero
coupon 07/01/46 20,104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794
Zero
coupon 07/01/51 4,482
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 27
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,824 4.750 07/01/53 5,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,294 4.784 07/01/58 9,114
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 21,385 5.000 07/01/58 19,469
155,206
Rhode Island - 0.3%
Rhode Island Health and Educational Building Corp. Revenue Bonds (~)(Ê) 485 1.650 09/01/43 485
Rhode Island Health and Educational Building Corp. Revenue Bonds 525 5.250 05/15/49 513
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 854
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 501
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 601
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 227
Tobacco Settlement Financing Corp. Revenue Bonds 15,450
Zero
coupon 06/01/52 2,452
5,633
South Carolina - 0.7%
County of Berkeley Special Assessment Revenue Bonds 395 4.000 11/01/30 385
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 1,954
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,073
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 200 4.625 06/15/32 196
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 89
South Carolina Jobs-Economic Development Authority Revenue Bonds 215 5.000 11/15/47 197
South Carolina Jobs-Economic Development Authority Revenue Bonds 180 5.500 11/01/49 186
South Carolina Jobs-Economic Development Authority Revenue Bonds 270 5.500 11/01/50 278
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 414
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,350
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 510
South Carolina Jobs-Economic Development Authority Revenue Bonds 225 5.750 11/15/54 223

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 344
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,723
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,184
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 999
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 243
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,618
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 689
14,655
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,607
County of Lincoln Revenue Bonds 75 4.000 08/01/56 54
County of Lincoln Revenue Bonds 650 4.000 08/01/61 462
2,123
Tennessee - 0.3%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 500 4.000 08/01/36 476
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 2,881
Greenville Health and Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 247
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 256
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 238
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 170
Zero
coupon 06/01/43 70
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 96
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,201
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 81
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 93
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 205
5,844
Texas - 5.8%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 41
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,335
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 38
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 682
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 344
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 73
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 800
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 90
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 87
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 215
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 110
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 88
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 480
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 89
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bexar County Health Facilities Development Corp. Revenue Bonds 910 5.000 07/15/37 870
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 681
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 61

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 45
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 609 10.000 06/01/42 182
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 435
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 959
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,899
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 490
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 899
City of Alvarado Special Assessment Revenue Bonds (Þ) 100 6.000 09/01/54 97
City of Anna Special Assessment Revenue Bonds (Þ) 504 5.000 09/15/51 395
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 166
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 206
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 125
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 98
City of Arlington Tax Allocation Revenue Bonds 920 4.000 08/15/41 785
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 121
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 187
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 126
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 236
City of Austin Special Assessment Revenue Bonds (Þ) 230 5.125 11/01/33 230
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 96
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 88
City of Balch Springs Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/54 121
City of Bee Cave Special Assessment Revenue Bonds (Þ) 191 4.125 09/01/26 191
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 94
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 113
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/45 98
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/55 97
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 476
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 240
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 464
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.250 09/01/31 24
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment Revenue Bonds (µ) 1,020 3.000 09/01/35 895
City of Celina Special Assessment Revenue Bonds (Þ) 135 4.125 09/01/39 117
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,386
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 56
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 53
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 42
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 99
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 84
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 139
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 288
City of Celina Special Assessment Revenue Bonds (Þ) 1,845 4.375 09/01/49 1,508
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 99
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 80
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 74
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 93
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 191
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 97
City of Celina Special Assessment Revenue Bonds (Þ) 130 5.750 09/01/52 128
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 123
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 642
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 88
City of Celina Special Assessment Revenue Bonds (Þ) 175 5.500 09/01/53 167
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 141
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 122
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 186
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 98
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 680
City of Corpus Christi Special Assessment 100 6.125 09/15/44 94
City of Corpus Christi Special Assessment 175 6.500 09/15/54 164
City of Crandall Special Assessment Revenue Bonds (Þ) 246 6.125 09/15/32 250
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 214
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 93
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 69
City of Crandall Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/51 85
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 90
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 508
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 174
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 114
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 101
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 96
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 147
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 199
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 96
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 204
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/55 96
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 96
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 91
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 122
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 135
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 134
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 60
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 209
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 88
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 92
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 84
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 228
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 95
City of Forney Special Assessment Revenue Bonds (Þ) 628 6.500 09/15/53 654
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 148
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 580
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 86
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 84
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 144
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 357
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 80
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 532
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 139

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hackberry Special Assessment Revenue Bonds 100 5.000 09/01/44 94
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 163
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 151
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 702
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 425
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 3,966
City of Houston Airport System Revenue Bonds 410 5.000 07/01/29 410
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 100
City of Houston Airport System Revenue Bonds 1,800 5.000 07/15/35 1,799
City of Houston Airport System Revenue Bonds 1,400 5.500 07/15/38 1,442
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 491
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 440
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 94
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 93
City of Hutto Special Assessment Revenue Bonds (Þ) 705 5.125 09/01/45 641
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 163
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 233
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 163
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 248
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 790
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 116
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 115
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 208
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 92
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 83
City of Kyle Special Assessment Revenue Bonds 160 5.000 09/01/42 149
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 191
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 90
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 97
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 91
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 253
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 87
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 44
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 212
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 88
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 112
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 83
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 113
City of Lavon Special Assessment Revenue Bonds (Þ) 318 4.125 09/15/52 245
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 78
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 94
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 410
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 89
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 131
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 82
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 78
City of Lowry Crossing Special Assessment (Þ) 740 5.750 09/15/45 731
City of Lowry Crossing Special Assessment (Þ) 150 6.000 09/15/55 147
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 92
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 76
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 79
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 100
City of Manor Special Assessment Revenue Bonds (Þ) 170 7.000 09/15/55 167
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 85
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 92
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 94
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 81
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 91
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 91
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 93
City of McLendon -Chisholm Special Assessment (µ) 100 2.500 09/15/35 83
City of McLendon -Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon -Chisholm Special Assessment (µ) 650 3.000 09/15/45 447
City of McLendon -Chisholm Special Assessment (Þ) 100 4.375 09/15/49 82
City of McLendon -Chisholm Special Assessment (Þ) 50 4.000 09/15/51 38
City of McLendon -Chisholm Special Assessment (Þ) 270 5.750 09/15/52 259
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 100
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 146
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 955
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 150
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/53 86
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 194
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 388
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 98
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 78
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.750 09/15/51 84
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 188
City of Midlothian Special Assessment Revenue Bonds (Þ) 115 6.125 09/15/52 117
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 77
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 113
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/41 88
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/51 84
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 487
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 63
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 60
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/54 90
City of Penitas General Obligation Limited 40 5.000 09/01/35 42
City of Penitas General Obligation Limited 100 5.750 09/01/45 104
City of Penitas General Obligation Limited 160 6.000 09/01/55 149
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 113
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 194
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 197
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 191
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 298
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 152
City of Pilot Point Special Assessment Revenue Bonds (Þ) 117 6.500 09/15/52 121
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 303
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 198
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 144
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 121

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 231
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.500 09/01/39 275
City of Princeton Special Assessment Revenue Bonds (Þ) 285 5.500 09/01/39 281
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 185
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 104
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 70
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 96
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 101
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 45
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 94
City of Princeton Special Assessment Revenue Bonds (Þ) 200 5.750 09/01/45 196
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 122
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 98
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 248
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 125
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 139
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 64
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 248
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 119
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 103
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 247
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 150
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 93
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 137
City of Princeton Special Assessment Revenue Bonds (Þ) 200 6.000 09/01/55 195
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 77
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 76
City of Royse Special Assessment Revenue Bonds (Þ) 30 4.375 09/15/30 30
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 109
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 85
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 82
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 158
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 47
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 101
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 107
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 160
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 132
City of San Marcos Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/51 83
City of Seagoville Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/44 146
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 195
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 318
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 139
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 188
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 92
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 111
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 183
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 101
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 785
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 89
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wharton Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/55 99
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 46
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 90
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 95
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,098
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 55
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 91
County of Bastrop Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 93
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 89
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 168
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 95
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 169
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 189
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 246
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/54 292
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 168
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 288
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/55 281
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 493
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 188
County of Hays Special Assessment Revenue Bonds (Þ) 356 5.750 09/15/52 331
County of Montgomery Special Assessment 100 5.250 09/15/45 93
County of Montgomery Special Assessment 100 5.375 09/15/54 90
County of Montgomery Special Assessment 150 5.500 09/15/54 138
Dallas Independent School District General Obligation Unlimited 3,000 4.000 02/15/55 2,542
East Waller County Management District Special Assessment (Þ) 300 6.250 09/15/55 293
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 93
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 91
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 220
Grand Parkway Transportation Corp. Revenue Bonds 1,000 1.000 10/01/47 1,038
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,454
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 140
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 96
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 94
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 94
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 89
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 88
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 86
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 847
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 87
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 300
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 56
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 64
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 141
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,660 4.500 09/01/54 1,475
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 268

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 20
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,175
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 33
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 269
Mission Economic Development Corp. Revenue Bonds (Þ) 2,570 4.625 10/01/31 2,567
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 42
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 71
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 291
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.250 07/01/32 98
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 915
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 96
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 345 5.000 07/01/40 264
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 851
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 231
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 6.750 07/01/44 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 543
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 925
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,018
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 7.125 07/01/56 49
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 783
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 7,345 5.500 01/01/57 6,527
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 775 7.000 01/01/57 488
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 243
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 341
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 64
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,413
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 950
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 930
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 78
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.000 01/01/39 278
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 220
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 278
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 898
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 317
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,680
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,204
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 737
Sherman Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,006
South Manvel Development Authority Tax Allocation 150 4.500 04/01/39 143
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 118
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 449
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 285 5.000 10/01/49 263
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 196
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 611
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,065
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 3,740
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,150 5.500 12/31/58 5,176
Town of Argyle Special Assessment Revenue Bonds (Þ) 145 5.250 09/01/47 137
Town of Hickory Creek Special Assessment Revenue Bonds 200 3.875 09/01/37 181

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 734
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 81
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 78
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 785
Town of Providence Village Special Assessment (Þ) 76 5.350 09/01/45 71
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 337
Town of Providence Village Special Assessment (Þ) 100 5.500 09/01/55 91
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 95
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 88
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 87
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 41
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 38
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 37
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 99
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 23
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 328
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 36
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 339
125,285
Utah - 1.5%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 249
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 334 9.750 12/01/39 291
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,536
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 438
Black Desert Public Infrastructure District Special Assessment (Þ) 2,600 5.625 12/01/53 2,538
City of Salt Lake Airport Revenue Bonds 1,365 5.250 07/01/48 1,370
City of Salt Lake Airport Revenue Bonds 3,240 5.500 07/01/53 3,313
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 141 5.500 06/01/41 138
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 1.000 03/01/55 366
Downtown Revitalization Public Infrastructure District Revenue Bonds (Þ) 1,075 5.000 07/15/35 1,077
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 495
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 533 5.625 12/01/43 527
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 584
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 550 1.000 06/01/55 444
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 8.500 06/15/55 501
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,190
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 451
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 914
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 458
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 496
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 470
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,748
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 497
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 503
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 357
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 890
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 893
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,905
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 718
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,137

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 381
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 700
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,007
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 133
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 464
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 271
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 279
Verk Industrial Regional Public Infrastructure District Tax Allocation (Þ) 2,000 6.625 09/01/47 2,001
31,730
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 199
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational and Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 455
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 242
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 692
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,362
3,126
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 763
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,018
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,687
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 1,125 5.000 10/01/39 1,117
Virgin Islands Public Finance Authority Revenue Bonds 1,680 5.000 10/01/32 1,625
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 418
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 344
14,972
Virginia - 1.2%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 376
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 4,956
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 177
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 32
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 45
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 1,000
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 33
Salem Economic Development Authority Revenue Bonds 100 6.000 04/01/55 101
Tobacco Settlement Financing Corp. Revenue Bonds 1,120 1.000 06/01/46 970
Tobacco Settlement Financing Corp. Revenue Bonds 3,745 6.706 06/01/46 2,947
Tobacco Settlement Financing Corp. Revenue Bonds 14,450
Zero
coupon 06/01/47 3,901
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 104
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 407
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 865
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 70
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 59
Virginia College Building Authority Revenue Bonds 250 6.000 06/01/55 258
Virginia Housing Development Authority Revenue Bonds 675 4.650 09/01/55 625
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,051
Virginia Small Business Financing Authority Revenue Bonds 350 5.000 12/31/47 334
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,425
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 919
Virginia Small Business Financing Authority Revenue Bonds 1,700 5.000 12/31/52 1,580

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,300
26,535
Washington - 1.3%
County of King General Obligation Limited 425 5.000 12/01/53 429
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 933
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,420
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 194
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,056
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,500 5.625 12/01/40 1,501
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 826
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 64
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 1,921
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,822
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/48 1,215
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,616
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,110
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,192
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 1,911
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 170
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,270
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 156
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 133
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,000 5.500 07/01/50 952
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 173
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,160 5.750 07/01/60 1,125
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 6.000 07/01/60 147
Washington State Housing Finance Commission Revenue Bonds (Þ) 500 7.000 07/01/64 496
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,461
28,753
West Virginia - 0.4%
City of Huntington Tax Allocation Revenue Bonds 635 5.000 06/01/39 600
City of Huntington Tax Allocation Revenue Bonds 75 5.500 06/01/49 71
City of Huntington Tax Allocation Revenue Bonds 75 5.625 05/01/50 70
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 154
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 158
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 77
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 866
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 93
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 134
County of Ohio Special District Excise Tax Revenue Bonds 45 3.000 03/01/35 40
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,135 4.125 06/01/43 936
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,025 4.875 06/01/43 924
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 935 1.000 06/01/53 209
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 650 4.625 04/15/55 629
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 01/01/43 460
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,413
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 836
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 296
7,966
Wisconsin - 3.7%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,646

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 3,000 6.000 06/01/28 2,995
Public Finance Authority Revenue Bonds 1,010 5.250 07/01/28 1,010
Public Finance Authority Revenue Bonds 565 6.145 08/01/28 379
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,038
Public Finance Authority Revenue Bonds (Þ) 10 4.000 06/15/29 10
Public Finance Authority Revenue Bonds (Þ) 25 4.000 07/01/30 25
Public Finance Authority Revenue Bonds (Þ) 191 5.000 07/15/30 193
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 99
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/30 367
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 3,436
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 703
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 735
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/32 314
Public Finance Authority Revenue Bonds (Þ) 528 5.375 12/15/32 519
Public Finance Authority Revenue Bonds (Þ) 516 5.500 12/15/32 499
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 66
Public Finance Authority Revenue Bonds (Þ) 1,282
Zero
coupon 12/15/34 735
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,000
Public Finance Authority Revenue Bonds 50 5.000 06/15/35 50
Public Finance Authority Revenue Bonds (Þ) 90 5.000 12/01/35 89
Public Finance Authority Revenue Bonds (Þ) 850 5.000 12/15/36 825
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 618
Public Finance Authority Revenue Bonds (Þ) 775
Zero
coupon 12/15/37 378
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,743
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,607
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 494
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 149
Public Finance Authority Revenue Bonds (Þ) 1,800 4.750 06/01/40 1,686
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 47
Public Finance Authority Revenue Bonds (Þ) 1,670 7.125 06/01/41 1,723
Public Finance Authority Revenue Bonds (Þ) 600 5.000 01/01/42 527
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 86
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 715
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 477
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 961
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 338
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 65
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 502
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,151
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 591
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 790
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 730
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 101
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 101
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 311
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 123
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,497
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 66
Public Finance Authority Revenue Bonds (Þ) 700 5.625 06/01/50 644

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 73
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 41
Public Finance Authority Revenue Bonds (Þ) 725 7.000 12/01/50 693
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 487
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 74
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 847
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,343
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,528
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 652
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,247
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 86
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 148
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 163
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 390
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 703
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 217
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 64
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 93
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 5.875 10/01/54 650
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 483
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 405
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 567
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 73
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 98
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 52
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 105
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 947
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,548
Public Finance Authority Revenue Bonds (Þ) 1,575 4.500 06/01/56 1,115
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 645
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 214
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 125
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 140
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 95
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 51
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 64
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 70
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 195
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 568
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 104
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/62 905
Public Finance Authority Revenue Bonds (Þ) 3,175 6.000 02/01/62 3,202
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 145
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 124
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 284
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 1.000 07/01/62 648
Public Finance Authority Revenue Bonds 1,725 5.750 12/31/65 1,645
Public Finance Authority Revenue Bonds 12,420 6.500 12/31/65 12,954
Public Finance Authority Tax Allocation 125 5.000 08/01/39 118
Public Finance Authority Tax Allocation (Þ) 1,150 5.000 06/01/41 1,116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 610
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 761
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 747
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,101
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 31
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 819
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 252
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 30
Wisconsin Health and Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 402
Wisconsin Health and Educational Facilities Authority Revenue Bonds 425 6.625 07/01/60 434
80,496
Wyoming - 0.0%
County of Campbell Solid Waste Facilities Revenue Bonds 1,000 3.625 07/15/39 857
Total Municipal Bonds
(cost $2,197,842) 2,051,706
Loan Agreements - 0.0%
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (USD 3 Month SOFR +
10.000%)(Ê)(Š) 217 14.326 02/28/31 —
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (USD 3 Month SOFR +
10.000%)(Ê)(Š) 28 14.286 02/28/31 1
Rialto Bioenergy Facility LLC First Lien Term Loan (USD 3 Month SOFR +
10.000%)(Ê)(Š) 453 14.326 06/06/24 —
Rialto Bioenergy Facility LLC New Money Dip Term Loan (USD 3 Month SOFR +
10.000%)(Ê)(Š) 112 14.286 06/06/26 5
Rialto Bioenergy Facility LLC New Money Term Loan (USD 3 Month SOFR +
10.000%)(Ê)(Š) 57 14.286 06/06/26 2
Rialto Bioenergy Facility LLC Term Loan (USD 3 Month SOFR + 10.000%)(Ê)(Š) 923 14.326 06/06/26 —
Total Loan Agreements
(cost $1,786) 8
Short-Term Investments - 4.1%
U.S. Cash Management Fund (@) 89,592,269 (∞) 89,566
Total Short-Term Investments
(cost $89,569) 89,566
Total Investments - 99.5%
(identified cost $2,289,197) 2,141,280
Other Assets and Liabilities, Net - 0.5%
9,999
Net Assets - 100.0%
2,151,279

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.9%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 800,000 101.89 815
771
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.09 4,523
4,252
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.86 1,049
1,003
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,165,000 100.60 1,173
1,169
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 690,000 100.00 690
684
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 680,000 99.50 679
669
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 710,000 103.25 733
718
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
97
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.35 633
617
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
114
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.64 100
93
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,290,000 106.72 1,377
1,330
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.80 741
607
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.23 215
153
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.66 78
62
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.03 33
20
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.54 33
21
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,237
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.35 98
92
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.36 98
91
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,050,000 97.16 1,020
1,127
Arizona Industrial Development Authority Revenue Bonds 12/04/24 675,000 97.47 658
711
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 85.09 4,893
5,288
Arkansas Development Finance Authority Revenue Bonds 03/27/25 1,625,000 95.97 1,559
1,489
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.46 517
480
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
215
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.17 97
88
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.49 97
89
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.85 99
90
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
249
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.82 1,378
1,053
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 83.24 2,664
2,735
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,119
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.71 2,888
2,536
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,311
Avenir Community Development District Special Assessment 03/19/24 370,000 100.24 371
354
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
85
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
92
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 187,000 100.00 187
191
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.50 1,055
1,024
Baldwin County Industrial Development Authority Revenue Bonds 06/06/25 1,250,000 100.00 1,250
1,248
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
419
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
89
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
291
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
438
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 91.85 1,837
1,536
Black Desert Public Infrastructure District Special Assessment 05/09/24 2,600,000 98.13 2,525
2,538
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 609,290 97.92 597
182
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
48
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
116
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.64 309
268
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.83 106
73
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
95
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.15 1,102
736
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
169
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
139

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.88 151
141
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.68 508
494
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.76 99
80
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.36 97
90
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.01 99
92
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.48 98
87
Build NYC Resource Corp. Revenue Bonds 05/23/25 500,000 100.00 500
494
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
959
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.45 2,009
1,899
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.61 464
394
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.84 2,652
2,243
California Community Housing Agency Revenue Bonds 08/30/22 200,000 76.07 152
148
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.60 115
114
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.62 839
808
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.13 255
221
California Infrastructure and Economic Development Bank Revenue Bonds 08/13/20 730,000 100.29 732
678
California Infrastructure and Economic Development Bank Revenue Bonds 02/21/25 5,075,000 96.94 4,920
4,517
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.53 995
1,000
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.13 1,532
1,498
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
55
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.18 99
87
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.45 63
56
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.71 1,195
1,109
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.23 273
248
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.54 124
114
California Municipal Finance Authority Revenue Bonds 05/08/25 775,000 100.00 775
767
California Municipal Finance Authority Revenue Bonds 05/16/25 250,000 62.05 155
149
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.39 2,550
2,485
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.32 253
256
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 105.14 526
523
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.90 677
613
California Public Finance Authority Revenue Bonds 03/17/23 40,000 92.34 37
39
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.37 532
475
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.33 1,053
987
California School Finance Authority Revenue Bonds 10/22/20 600,000 103.98 624
501
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.10 158
134
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.98 59
48
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.05 109
78
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 109.97 1,210
859
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.51 84
52
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.36 106
69
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.29 409
341
California School Finance Authority Revenue Bonds 07/22/21 465,000 112.25 522
440
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.00 245
169
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.63 320
265
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.57 256
217
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.84 1,028
977
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
224
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.44 172
156
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
386
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
225
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
226
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
228
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.08 490
505
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.54 961
984
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.36 644
779
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.74 123
121
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.33 371
321
California Statewide Communities Development Authority Revenue Bonds 12/28/16 8,100,000 97.42 7,891
7,523
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.03 210
201
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.33 1,073
950
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.48 209
198
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.16 110
90
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,500,000 100.70 1,511
1,378
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.66 399
385
California Statewide Communities Development Authority Revenue Bonds 10/30/24 475,000 96.31 457
445

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.93 490
451
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
97
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
140
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.51 2,307
2,122
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.36 124
112
Capital Projects Finance Authority Revenue Bonds 07/25/25 1,250,000 98.37 1,230
1,238
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,015,000 96.49 3,874
3,644
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.88 1,329
983
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,970,000 100.00 1,970
1,883
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.77 357
288
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.15 107
72
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.82 108
74
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.05 345
289
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
404
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
429
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
1,004
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.97 353
346
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.28 195
185
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.68 98
94
Capital Trust Authority Revenue Bonds 07/14/25 1,000,000 96.65 967
954
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.56 100
93
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
24
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.43 47
34
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 210,000 99.17 208
210
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.85 363
323
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.59 1,532
1,554
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
242
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.18 1,984
1,936
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.41 1,005
868
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 97.97 784
664
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.21 1,398
1,542
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.72 1,894
2,066
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 05/07/21 100,000 110.24 110
79
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 11/17/23 275,000 97.01 267
284
City of Alvarado Special Assessment Revenue Bonds 05/20/25 100,000 100.00 100
97
City of Anna Special Assessment Revenue Bonds 07/28/21 504,000 100.00 504
395
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
166
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.38 124
125
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.55 197
206
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
98
City of Aubrey Special Assessment 09/23/22 183,000 99.41 182
187
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
121
City of Aubrey Special Assessment 08/25/23 125,000 99.32 124
126
City of Aubrey Special Assessment 02/28/25 260,000 99.48 259
236
City of Austin Special Assessment Revenue Bonds 12/14/18 230,000 100.00 230
230
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.31 99
96
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.56 100
88
City of Balch Springs Special Assessment Revenue Bonds 04/29/25 125,000 99.37 124
121
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
80
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
85
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
113
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
94
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 191,000 100.00 191
191
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
98
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
97
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
476
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.03 248
240
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.11 496
464
City of Celina Special Assessment Revenue Bonds 09/11/19 135,000 100.00 135
117
City of Celina Special Assessment Revenue Bonds 08/12/20 1,845,000 95.28 1,758
1,508
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
56
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
74
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
27

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
53
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.85 129
99
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.32 253
191
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.42 55
42
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
84
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
80
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
93
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
97
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
642
City of Celina Special Assessment Revenue Bonds 03/15/23 130,000 100.00 130
128
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
123
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
99
City of Celina Special Assessment Revenue Bonds 04/12/23 175,000 100.00 175
167
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
122
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
141
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.57 100
98
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
186
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.09 149
139
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.63 100
88
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
288
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.16 723
680
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
90
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.41 224
214
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.34 99
93
City of Crandall Special Assessment Revenue Bonds 10/18/22 246,000 100.00 246
250
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
174
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
508
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
114
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.14 74
69
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
101
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
96
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
199
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.29 149
147
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
204
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.16 99
96
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.27 99
96
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.57 100
96
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.33 149
134
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.39 145
134
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.77 100
91
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.79 131
122
City of Dripping Springs Special Assessment 09/18/24 70,000 99.26 69
60
City of Eagan Revenue Bonds 02/06/25 100,000 99.11 99
92
City of Eagan Revenue Bonds 02/06/25 100,000 99.27 99
89
City of Eagan Revenue Bonds 02/06/25 100,000 99.29 99
89
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.39 238
209
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.01 1,806
1,724
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.01 301
303
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.52 111
92
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.40 99
88
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
84
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
228
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.06 99
95
City of Forney Special Assessment Revenue Bonds 06/27/23 628,000 96.86 608
654
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
148
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
84
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
86
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
848
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.17 210
163
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.87 198
151
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.36 1,277
1,207
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.29 1,040
914
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
94
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.50 100
93
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
233
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.04 198
163
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.62 169
163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Hutto Special Assessment Revenue Bonds 02/07/25 705,000 99.07 698
641
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
248
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.30 796
790
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.05 101
101
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
116
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
115
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
92
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
90
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
83
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
208
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
97
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.42 199
191
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
253
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
87
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 98.98 99
91
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
212
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.19 141
113
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.47 99
88
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
78
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
83
City of Lavon Special Assessment Revenue Bonds 02/02/22 318,000 98.79 314
245
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.14 135
112
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
410
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
94
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
89
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
131
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
82
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
78
City of Lowry Crossing Special Assessment 06/11/25 150,000 100.00 150
147
City of Lowry Crossing Special Assessment 06/11/25 740,000 99.75 738
731
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
92
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
79
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.34 102
76
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.07 99
100
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 87.86 88
84
City of Manor Special Assessment Revenue Bonds 05/08/25 170,000 100.00 170
167
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
91
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
85
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
81
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
91
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
94
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
92
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
93
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 104.91 105
82
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100.00 35
28
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101.58 51
38
City of McLendon -Chisholm Special Assessment 05/25/22 270,000 99.45 269
259
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
955
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
150
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
100
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
388
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.69 199
194
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.43 149
146
City of Mesquite Special Assessment Revenue Bonds 10/08/24 100,000 99.27 99
86
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
84
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
78
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
98
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
188
City of Midlothian Special Assessment Revenue Bonds 08/10/22 115,000 100.00 115
117
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.71 1,424
1,411
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
77
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
112
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
88
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
84
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
63
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.56 75
60
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
487
City of Oak Point Special Assessment Revenue Bonds 09/26/24 100,000 98.96 99
90

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.19 124
113
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 117,000 100.00 117
121
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
298
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
152
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
194
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
191
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
198
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
197
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
303
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
144
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
121
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
231
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
122
City of Princeton Special Assessment Revenue Bonds 08/27/19 285,000 100.00 285
281
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
98
City of Princeton Special Assessment Revenue Bonds 08/27/19 300,000 103.09 309
275
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
104
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
125
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
185
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
248
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 101.00 185
139
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
64
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
248
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
70
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
119
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
96
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
150
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
101
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.19 245
247
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.02 99
103
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.63 100
93
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
137
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
94
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.09 50
45
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.40 199
196
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.71 199
195
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.57 103
76
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.08 99
77
City of Rockdale Special Assessment Revenue Bonds 10/31/23 400,000 97.11 388
403
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.52 124
109
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.70 103
82
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.68 201
158
City of Royse Special Assessment Revenue Bonds 07/30/20 30,000 100.70 30
30
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.23 101
85
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
101
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.64 100
101
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.93 49
47
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
160
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
107
City of San Marcos Special Assessment Revenue Bonds 12/16/21 100,000 100.00 100
83
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
132
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
195
City of Seagoville Special Assessment Revenue Bonds 03/19/24 150,000 100.00 150
146
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.77 321
318
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
92
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 98.96 198
188
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
154
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
158
City of South Charleston Revenue Bonds 01/14/22 100,000 100.33 100
77
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.35 1,154
866
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.37 2,312
2,171
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.65 110
111
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.33 99
101
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
183
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
785
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
89
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
365
City of Valparaiso Revenue Bonds 07/10/25 450,000 94.55 426
437

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Valparaiso Revenue Bonds 07/10/25 300,000 98.74 296
292
City of Venice Revenue Bonds 11/20/24 100,000 101.22 101
91
City of Venice Revenue Bonds 11/20/24 175,000 101.64 178
161
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
96
City of Wharton Special Assessment Revenue Bonds 06/24/25 100,000 99.44 99
99
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.68 150
141
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.12 180
160
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.64 102
76
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.52 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.45 99
90
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.88 50
46
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
95
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,098
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.78 262
178
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.37 323
220
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
360
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.44 1,731
1,301
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
380
Colorado Educational and Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.57 286
279
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
285
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.81 196
187
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/02/25 1,750,000 98.38 1,722
1,746
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
570
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 12/18/19 1,000,000 112.32 1,123
961
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 1,100,000 92.81 925
958
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 225,000 91.87 207
179
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 141,000 100.00 141
138
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
48
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
92
County of Bastrop Special Assessment Revenue Bonds 05/22/23 100,000 98.92 99
93
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
169
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.80 173
168
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.84 99
95
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.33 298
288
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.64 299
292
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
168
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
246
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
189
County of Denton Special Assessment Revenue Bonds 03/11/25 300,000 100.00 300
281
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
493
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.95 3,666
3,237
County of Frederick Special Tax 10/29/20 225,000 98.06 221
185
County of Frederick Tax Allocation 07/20/23 1,985,000 97.79 1,941
1,757
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.90 1,029
656
County of Gallatin Revenue Bonds 02/11/25 230,000 68.60 158
158
County of Gallatin Revenue Bonds 03/21/25 1,125,000 80.24 903
874
County of Hays Special Assessment Revenue Bonds 12/06/22 356,000 100.00 356
331
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
188
County of Monongalia Tax Allocation 07/21/23 130,000 99.19 129
134
County of Monongalia Tax Allocation 07/21/23 90,000 99.22 89
93
County of Palm Beach Revenue Bonds 06/06/25 1,000,000 98.45 984
997
County of Palm Beach Revenue Bonds 06/06/25 100,000 98.84 99
100
County of Palm Beach Revenue Bonds 06/06/25 625,000 99.42 621
629
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.48 338
331
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 85.88 794
614
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.16 793
707
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.78 658
642
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.86 1,098
922
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 74.05 444
420
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
97
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
94
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.20 982
746
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
699
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.60 2,826
1,976

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Davenport Road South Community Development District Special
Assessment 02/06/18 295,000 96.70 285
283
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.99 148
138
Denver Health and Hospital Authority Revenue Bonds 08/23/17 300,000 106.78 320
306
Denver Health and Hospital Authority Revenue Bonds 08/23/17 340,000 97.68 332
324
Denver Health and Hospital Authority Revenue Bonds 08/23/17 200,000 99.16 198
194
Denver Urban Renewal Authority Tax Allocation 10/11/18 525,000 99.31 523
501
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 74.14 371
366
District of Columbia Tax Allocation Revenue Bonds 05/01/24 325,000 56.37 183
184
Downtown Revitalization Public Infrastructure District Revenue Bonds 06/06/25 1,075,000 100.00 1,075
1,077
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.91 2,069
2,222
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.69 75
59
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.24 228
175
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 93.94 70
65
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
607
East Waller County Management District Special Assessment 07/11/25 300,000 99.32 298
293
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.94 101
91
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.92 100
93
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.65 266
152
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
92
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
94
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,253
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
265
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.41 497
495
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 533,213 99.48 530
527
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.46 119
96
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.65 163
98
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.65 103
75
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.80 1,193
1,084
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.44 224
205
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.19 106
69
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.91 186
125
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.70 173
140
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.87 509
368
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.93 397
338
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.20 309
262
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
309
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
155
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
204
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
227
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,975,000 100.85 10,060
5,985
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.74 168
158
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.68 242
229
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.26 140
130
Florida Development Finance Corp. Revenue Bonds 12/20/24 3,100,000 98.42 3,051
1,922
Florida Development Finance Corp. Revenue Bonds 02/06/25 5,120,000 101.35 5,189
4,352
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.86 1,402
1,144
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 2,220,000 100.00 2,220
2,165
Florida Local Government Finance Commission Revenue Bonds 06/18/25 250,000 100.22 251
245
Florida Local Government Finance Commission Revenue Bonds 06/18/25 125,000 99.45 124
121
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
254
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
301
Gas Worx Community Development District Special Assessment 05/02/25 250,000 100.00 250
240
Gas Worx Community Development District Special Assessment 05/02/25 125,000 100.00 125
122
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.79 1,885
1,787
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.07 2,303
2,514
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 94.73 1,146
1,149
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.49 159
160
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
244
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
146
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,109
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 2,000,000 86.89 1,738
1,844
Hastings Campus Housing Finance Authority Revenue Bonds 02/06/25 3,500,000 93.68 3,279
2,993
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.27 99
94
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.41 149
138
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.51 208
177

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 317
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.47 150
138
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
240
Illinois Finance Authority Revenue Bonds 02/25/20 2,545,000 106.07 2,517
2,422
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.22 3,520
2,691
Illinois Finance Authority Revenue Bonds 10/13/22 2,780,000 97.23 2,670
2,582
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.23 496
503
Illinois Finance Authority Revenue Bonds 11/26/24 1,000,000 100.00 1,000
957
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,490
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.07 101
98
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.24 101
97
Illinois Finance Authority Revenue Bonds 05/08/25 350,000 96.19 337
338
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.54 995
806
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 50,000 100.00 50
43
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 25,000 100.00 25
23
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
521
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
261
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.03 307
300
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 250,000 97.68 244
218
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.05 1,751
1,691
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
172
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
237
K-Bar Ranch III Community Development District Special Assessment 07/18/25 375,000 100.00 375
378
K-Bar Ranch III Community Development District Special Assessment 07/18/25 275,000 99.65 274
276
Knightsbridge Community Development District Special Assessment 03/14/24 1,000,000 99.70 997
945
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.37 984
990
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.19 50
49
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.43 99
95
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.03 99
93
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.47 99
98
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
88
Landings at Miami Community Development District Special Assessment 01/10/18 330,000 95.87 316
307
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 06/10/21 250,000 97.65 244
204
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 02/17/23 500,000 99.24 496
492
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
564
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 500,000 100.98 505
461
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.41 236
152
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.59 272
182
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.94 148
141
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
95
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.15 98
99
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.63 99
100
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.00 388
414
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.08 388
412
Louisiana Public Facilities Authority Revenue Bonds 06/06/25 275,000 97.18 267
264
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
76
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.46 55
43
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.15 55
44
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.55 117
97
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.68 117
103
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
168
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.24 109
73
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 87.04 152
136
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
185
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
208
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.24 76
75
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.93 322
306
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.81 3,654
3,545

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 04/28/22 100,000 100.49 100
86
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.27 100
93
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.30 100
94
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.71 1,057
991
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
101
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
150
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.42 1,423
1,143
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.24 99
88
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.65 247
233
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.29 199
197
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
584
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 370,000 73.52 272
271
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
81
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 170,000 41.45 70
70
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.23 128
114
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.46 182
163
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
501
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 550,000 77.87 428
444
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.69 1,225
1,190
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
451
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
914
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.56 508
496
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.35 482
458
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
93
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
141
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
100
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,570,000 99.66 2,561
2,567
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.00 830
747
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.33 209
163
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 104.95 997
837
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.03 945
806
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.28 1,079
932
Missouri State Health and Educational Facilities Authority Revenue Bonds 07/10/25 3,000,000 97.14 2,914
2,921
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,045,000 100.20 2,049
2,030
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,025,000 99.27 1,011
924
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,135,000 95.15 1,040
936
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 935,000 22.86 214
209
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.52 40
39
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.66 189
175
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 96.84 387
378
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
141
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 90.10 482
422
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,060,000 100.00 7,060
7,266
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 485,000 100.00 485
490
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,185,000 100.00 1,185
1,199
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 220,000 100.00 220
219
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,552,000 100.00 1,552
1,534
New Hampshire Business Finance Authority Revenue Bonds 10/18/24 750,000 100.00 750
736
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 500,000 100.00 500
502
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 900,000 55.56 500
483
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 478,000 100.00 478
479
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 450,000 99.27 447
453
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 800,000 99.16 793
805
New Hampshire Business Finance Authority Revenue Bonds 06/17/25 1,125,000 60.54 681
682
New Hampshire Business Finance Authority Revenue Bonds 07/25/25 500,000 66.17 331
331
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.50 1,015
851
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.67 571
543
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 111.19 1,112
915
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
783
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.43 1,080
925

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 319
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 99.00 99
96
New Jersey Economic Development Authority Revenue Bonds 05/16/25 875,000 99.00 866
884
New Jersey Economic Development Authority Revenue Bonds 05/16/25 875,000 99.01 866
882
New York Liberty Development Corp. Revenue Bonds 05/27/20 11,430,000 94.17 10,601
10,974
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.22 2,632
2,602
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.56 314
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.53 1,891
1,874
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.47 410
386
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 95.18 857
897
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
255
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
446
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
146
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.56 199
191
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.41 75
64
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
137
Northridge Community Development District Special Assessment 05/15/25 200,000 100.00 200
195
Northridge Community Development District Special Assessment 05/15/25 160,000 99.76 160
158
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
98
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.19 433
403
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 4,365,000 95.19 4,060
3,795
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
253
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
497
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
503
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 107.09 750
734
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.56 1,086
989
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.61 1,036
920
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
127
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 92.48 462
444
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
830
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
132
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
107
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 83.78 419
412
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.40 994
865
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.87 148
140
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.58 100
98
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 91.52 860
914
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 2,075,000 93.10 1,932
1,706
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 545,000 98.22 535
550
Plaquemines Port Harbor and Terminal District Revenue Bonds 06/04/24 550,000 97.76 538
447
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
78
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.69 1,286
898
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.78 295
220
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
930
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
278
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
278
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
317
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,680
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 115,000 99.23 114
106
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.66 498
483
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 100.00 100
97
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 99.70 100
98
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.82 771
715
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.83 648
618
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.88 525
494
Public Finance Authority Revenue Bonds 05/01/19 10,000 100.33 10
10
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
650
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.43 77
64
Public Finance Authority Revenue Bonds 07/30/20 25,000 100.18 25
25
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.52 128
105
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.73 52
47
Public Finance Authority Revenue Bonds 08/10/20 150,000 105.98 159
149
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.43 533
502
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.93 472
405
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.66 68
66

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 90.02 1,035
947
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.36 1,174
1,151
Public Finance Authority Revenue Bonds 03/26/21 700,000 98.61 690
644
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.06 108
70
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.46 108
74
Public Finance Authority Revenue Bonds 08/02/21 1,575,000 85.79 1,351
1,115
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.74 906
645
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.35 1,084
847
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.86 1,683
1,646
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
104
Public Finance Authority Revenue Bonds 11/19/21 785,000 84.02 660
568
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.71 1,659
1,247
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.78 105
86
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.38 282
214
Public Finance Authority Revenue Bonds 03/31/22 3,175,000 100.39 3,187
3,202
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
125
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.74 101
86
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.34 148
124
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.67 171
163
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.19 295
284
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.24 162
145
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.08 991
1,038
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.73 99
101
Public Finance Authority Revenue Bonds 08/04/23 90,000 93.16 84
89
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
51
Public Finance Authority Revenue Bonds 09/08/23 1,670,000 92.84 1,550
1,723
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.16 1,735
1,743
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
703
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.84 403
390
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 83.63 3,199
3,436
Public Finance Authority Revenue Bonds 06/28/24 528,000 100.00 528
519
Public Finance Authority Revenue Bonds 07/31/24 190,879 100.00 191
193
Public Finance Authority Revenue Bonds 08/28/24 515,597 100.00 516
499
Public Finance Authority Revenue Bonds 08/29/24 725,000 100.50 729
693
Public Finance Authority Revenue Bonds 10/04/24 1,282,000 57.61 736
735
Public Finance Authority Revenue Bonds 11/21/24 600,000 91.99 552
527
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.14 97
101
Public Finance Authority Revenue Bonds 11/27/24 900,000 73.92 665
648
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.37 252
217
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
338
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
483
Public Finance Authority Revenue Bonds 12/16/24 500,000 73.13 366
367
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.35 678
652
Public Finance Authority Revenue Bonds 02/28/25 775,000 50.09 388
378
Public Finance Authority Revenue Bonds 03/12/25 849,618 100.00 850
825
Public Finance Authority Revenue Bonds 03/24/25 1,800,000 96.26 1,733
1,686
Public Finance Authority Revenue Bonds 03/24/25 3,000,000 99.48 2,984
2,995
Public Finance Authority Revenue Bonds 05/21/25 500,000 62.88 314
314
Public Finance Authority Tax Allocation 03/27/24 1,150,000 97.34 1,119
1,116
Public Finance Authority Tax Allocation 03/27/24 625,000 97.71 611
610
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 1,725,000 89.62 1,546
1,501
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 98.38 98
97
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/21 12,035,000 94.86 11,123
11,359
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/12/21 4,480,000 93.86 4,271
3,873
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
584
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
568
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.71 1,544
1,569
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.77 1,814
1,835
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.51 1,830
1,632
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 400,000 103.97 416
420
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
526
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
832
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
357
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
64
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
72
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.56 100
93
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.40 226
219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
193
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
100
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.36 149
151
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.32 60
60
Saltmeadows Community Development District Special Assessment 05/29/25 100,000 100.22 100
98
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
49
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.20 50
37
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.29 99
95
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.16 309
254
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.93 112
73
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.52 226
205
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.74 101
93
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
99
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.66 174
167
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.76 198
187
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 175,000 97.98 171
144
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.87 124
103
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 100,000 99.69 100
85
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 600,000 100.00 600
590
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 100,000 100.00 100
99
Solaeris Community Development District Special Assessment 06/25/25 200,000 100.00 200
193
Somerset Bay Community Development District Special Assessment
Revenue Bonds 05/20/24 100,000 100.00 100
93
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.57 415
344
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.14 496
414
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.33 96
89
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/07/25 200,000 98.13 196
196
Spring Valley Community Infrastructure District No. 1 Special Assessment 07/29/25 2,360,000 89.00 2,100
2,097
St. Paul Housing and Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.69 141
141
St. Paul Housing and Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.84 232
231
State of Hawaii Department of Budget and Finance Revenue Bonds 12/04/15 1,470,000 101.42 1,491
1,424
State of Hawaii Department of Budget and Finance Revenue Bonds 10/10/23 3,850,000 100.00 3,850
3,919
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 100.37 251
231
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 98.56 246
228
State of Nevada Department of Business and Industry Revenue Bonds 02/21/25 1,425,000 97.65 1,392
1,261
State of Ohio Revenue Bonds 11/14/19 275,000 105.89 291
241
State of Ohio Revenue Bonds 12/05/19 110,000 107.48 118
105
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.66 1,685
1,781
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 102.02 383
390
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.91 99
103
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 87.83 1,095
820
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.96 643
504
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 99.00 99
95
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
427
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
392
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.31 983
907
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.35 99
98
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.30 99
88
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.47 99
94
Town of Argyle Special Assessment Revenue Bonds 01/24/18 145,000 100.00 145
137
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
734
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
78
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.12 99
81
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
785
Town of Providence Village Special Assessment 08/07/24 370,000 99.26 367
337
Town of Providence Village Special Assessment 02/19/25 76,000 100.00 76
71
Town of Providence Village Special Assessment 02/19/25 100,000 99.56 100
91
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.75 125
122
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
103
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
95
Travis County Development Authority Special Assessment 12/03/24 100,000 98.87 99
88
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.66 261
254
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 690,000 98.68 681
633
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.43 529
488
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 7,500,000 94.59 7,094
7,350
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.32 205
183
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
890
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 85.15 937
695

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Union County Improvement Authority Revenue Bonds 02/22/24 100,000 98.28 98
98
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.58 513
489
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
308
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.19 194
171
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.99 288
285
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
279
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.06 908
700
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.19 1,451
1,007
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 400,000 102.95 412
381
Utah State Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
464
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.94 314
271
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.33 139
133
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.41 98
76
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.50 819
819
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 500,000 97.64 488
460
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
48
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.52 51
38
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.89 99
91
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
98
Verk Industrial Regional Public Infrastructure District Tax Allocation 07/18/25 2,000,000 100.00 2,000
2,001
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
199
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 875,000 90.32 790
692
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 275,000 98.30 270
242
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,349,000 100.00 1,349
1,271
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
204
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
411
Village Community Development District No. 15 Special Assessment
Revenue Bonds 06/22/23 200,000 100.29 201
193
Village of Lincolnwood Tax Allocation 01/23/25 1,400,000 100.00 1,400
1,410
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
99
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.02 455
418
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.49 359
344
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,500,000 103.06 1,546
1,501
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.38 215
173
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.85 162
133
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.44 2,637
1,911
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,160,000 100.30 1,163
1,125
Washington State Housing Finance Commission Revenue Bonds 05/16/25 500,000 100.35 502
496
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,000,000 98.92 989
952
Washington State Housing Finance Commission Revenue Bonds 06/18/25 150,000 99.42 149
147
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
150
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
145
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
449
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.46 100
91
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
87
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.26 496
518
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.76 1,730
1,299
West Port East Community Development District Special Assessment 06/13/25 100,000 99.17 99
96
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.42 358
357
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 99.00 114
100
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
90
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.85 100
89
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
110
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
206
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.50 935
890
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
419
Wisconsin Health and Educational Facilities Authority Revenue Bonds 02/22/24 750,000 101.49 761
761
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
194

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
92
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
89
Wyandotte County City Unified Government Revenue Bonds 04/03/23 4,800,000 46.82 2,272 2,524
472,102
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 275 USD 31,402 09/25 (265)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (265)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 55,784 $ — $ — $ 55,784
Alaska — 1,792 — — 1,792
Arizona — 30,135 — — 30,135
Arkansas — 12,694 — — 12,694
California — 173,916 — — 173,916
Colorado — 75,808 — — 75,808
Connecticut — 19,413 — — 19,413
Delaware — 1,280 — — 1,280
District of Columbia — 21,922 — — 21,922
Florida — 224,903 — — 224,903
Georgia — 41,092 — — 41,092
Guam — 10,375 — — 10,375
Hawaii — 11,794 — — 11,794
Idaho — 4,972 — — 4,972
Illinois — 153,997 — — 153,997
Indiana — 14,165 — — 14,165
Iowa — 18,095 — — 18,095
Kansas — 4,203 — — 4,203
Kentucky — 11,480 — — 11,480
Louisiana — 19,486 — — 19,486
Maine — 1,281 — — 1,281
Maryland — 32,129 — — 32,129
Massachusetts — 24,496 — — 24,496

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Michigan — 42,601 — — 42,601
Minnesota — 11,614 — — 11,614
Mississippi — 4,318 — — 4,318
Missouri — 16,955 — — 16,955
Montana — 3,803 — — 3,803
Nevada — 7,793 — — 7,793
New Hampshire — 21,843 — — 21,843
New Jersey — 75,388 — — 75,388
New Mexico — 1,354 — — 1,354
New York — 156,956 — — 156,956
North Carolina — 17,316 — — 17,316
North Dakota — 5,369 — — 5,369
Ohio — 93,197 — — 93,197
Oklahoma — 11,995 — — 11,995
Oregon — 7,247 — — 7,247
Pennsylvania — 105,564 — — 105,564
Puerto Rico — 155,206 — — 155,206
Rhode Island — 5,633 — — 5,633
South Carolina — 14,655 — — 14,655
South Dakota — 2,123 — — 2,123
Tennessee — 5,844 — — 5,844
Texas — 125,285 — — 125,285
Utah — 31,439 291 — 31,730
Vermont — 3,126 — — 3,126
Virgin Islands — 14,972 — — 14,972
Virginia — 26,535 — — 26,535
Washington — 28,753 — — 28,753
West Virginia — 7,966 — — 7,966
Wisconsin — 80,496 — — 80,496
Wyoming — 857 — — 857
Loan Agreements — — 8 — 8
Short-Term Investments — — — 89,566 89,566
Total Investments
— 2,051,415 299 89,566 2,141,280
Other Financial Instruments
T
Liabilities
Futures Contracts (265) — — — (265)
Total Other Financial Instruments
*
$ (265) $ — $ — $ — $ (265)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 325
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 77,991 $ 588,481 $ 576,893 $ (9) $ (4) $ 89,566 $ 2,357 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
u
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.4%
Alabama - 4.0%
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,500 5.000 09/01/36 1,668
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,250 5.000 09/01/37 1,376
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/29 526
Alabama Housing Finance Authority Revenue Bonds 3,000 5.750 10/01/55 3,275
Alabama Housing Finance Authority Revenue Bonds 4,495 5.750 04/01/56 4,920
Alabama State University Revenue Bonds 850 5.250 09/01/40 886
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,634
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,678
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 850 4.000 12/01/49 852
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 3.080 10/01/52 2,105
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,300 4.000 10/01/52 14,392
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,800
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 3.380 04/01/53 24,501
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 718
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,248
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,404
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,000 5.000 03/01/55 7,355
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 8,170 5.250 05/01/55 8,719
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,001
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 518
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 600
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,041
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,614
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 255
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,062
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 928
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 07/01/54 10,665
Health Care Authority for Baptist Health (The) Revenue Bonds 1,000 5.000 11/15/35 1,047
Health Care Authority for Baptist Health (The) Revenue Bonds 450 5.000 11/15/36 467
Health Care Authority for Baptist Health (The) Revenue Bonds 745 5.000 11/15/37 768
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,468
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 353
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,365 5.125 08/01/44 3,388
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 700 5.250 08/01/49 703
Limestone County Water and Sewer Authority Revenue Bonds 375 5.000 12/01/41 385
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 335 2.750 07/15/32 335
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 5,500 3.375 06/01/34 5,574
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 705
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 127
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 333
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 963
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,012
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 08/01/54 4,316
Southeast Energy Authority, A Cooperative District Revenue Bonds 14,000 5.000 11/01/35 14,397
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,851
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 861
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 05/01/55 27,260
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 20,480 5.000 10/01/55 21,643

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 6,350 5.000 01/01/56 6,444
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,140
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 7,925
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 245
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,827
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,763
237,041
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 465 5.000 06/01/33 481
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 165
Alaska Municipal Bond Bank Authority Revenue Bonds 170 5.000 12/01/27 180
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 318
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 329
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 233
City of Valdez AK Revenue Bonds (~)(Ê) 2,875 2.750 12/01/33 2,875
CIVICVentures Revenue Bonds 800 4.000 09/01/38 746
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 919
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 608
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 932
7,786
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month SOFR + 0.810%)
(Ê) 6,575 1.770 01/01/37 6,506
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(ae)(Ê) 715 2.980 01/01/46 714
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,035 2.980 01/01/46 3,042
Arizona Industrial Development Authority Revenue Bonds 85 2.650 07/01/26 84
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 247
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 136
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 339
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,237
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 279
Arizona Industrial Development Authority Revenue Bonds (Þ) 215 3.000 12/15/31 201
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 244
Arizona Industrial Development Authority Revenue Bonds 1,500 4.700 10/01/40 1,480
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/42 13,401
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,225
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,955
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 214
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 02/01/58 1,530
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 802
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,665
City of Buckeye Revenue Bonds General Obligation Unlimited 1,100 5.000 07/01/42 1,153
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,600
City of Glendale Water and Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,572
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,200 5.000 07/01/40 1,281
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,000 5.000 07/01/41 1,058
City of Mesa General Obligation Unlimited 2,000 5.000 07/01/42 2,100
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,088
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,057
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,524

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,750 5.000 07/01/39 2,940
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,174
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,250 5.000 07/01/41 1,314
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,150 5.000 07/01/42 1,199
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/43 1,812
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 275
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 997
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,006
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,775
Entertainment Center Community Facilities District Revenue Bonds 2,606 4.000 07/01/37 2,551
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 525
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 42
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 1,750 5.750 03/01/56 1,913
Maricopa County Elementary School District No. 8 Osborn General Obligation
Unlimited (µ) 400 5.000 07/01/26 408
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 895
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 97
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,052
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,103
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 971
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 835
Maricopa County Industrial Development Authority Revenue Bonds 1,115 4.000 07/01/34 1,121
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,101
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 555
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 437
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê) 550 2.750 12/01/48 550
Maricopa County Industrial Development Authority Revenue Bonds 3,780 6.250 03/01/55 4,216
Maricopa County Pollution Control Corp. Revenue Bonds 1,800 2.400 06/01/35 1,443
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 01/01/38 5,100
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,801
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 712
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 338
Navajo County Unified School District No. 27 Kayenta Revenue Bonds 1,000 5.000 07/01/30 1,054
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,123
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 130
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 224
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 796
Salt River Project Agricultural Improvement and Power District Revenue Bonds 3,265 5.000 01/01/42 3,429
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 414
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 296
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,500 5.500 01/01/56 2,705
114,163
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 189
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 224
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 179
Batesville Public Facilities Board Revenue Bonds 625 5.000 06/01/26 632
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 573

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Smith Water and Sewer Revenue Bonds 3,500 5.000 10/01/31 3,699
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 508
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,025
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,791
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,278
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,731
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 829
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 329
16,030
California - 8.1%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 118
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.030 04/01/56 1,730
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 3.140 04/01/56 1,194
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 992
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 204
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 255
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 846
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 02/01/52 1,245
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 18,220 5.250 01/01/54 19,003
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 289
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 650 5.000 02/01/55 690
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 14,745 5.000 08/01/55 15,566
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 13,810 5.000 11/01/55 14,315
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 2,000 5.000 03/01/56 2,118
California County Tobacco Securitization Agency Revenue Bonds 50 5.000 06/01/49 50
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 470
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 834
California Educational Facilities Authority Revenue Bonds 1,315 5.000 10/01/53 1,275
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,179
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 2,869
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,317
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,402
California Health Facilities Financing Authority Revenue Bonds 2,075 5.000 12/01/28 2,196
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 371
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 610
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,613
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/36 1,429
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/39 1,038
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,152
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 242
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,160
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,133
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,558
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 800
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 05/01/54 339
California Infrastructure and Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,548
California Infrastructure and Economic Development Bank Revenue Bonds 675 4.000 05/01/39 643
California Infrastructure and Economic Development Bank Revenue Bonds 540 4.000 05/01/40 507
California Infrastructure and Economic Development Bank Revenue Bonds 3,645 5.000 07/01/41 3,730

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Infrastructure and Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,823
California Infrastructure and Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,406
California Infrastructure and Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 993
California Infrastructure and Economic Development Bank Revenue Bonds 495 5.000 11/01/44 486
California Infrastructure and Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,301
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,528
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,259
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 100
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 728
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 104
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/28 1,166
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 159
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 237
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,588
California Municipal Finance Authority Revenue Bonds (ae) 350 5.000 01/01/31 373
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 835
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 104
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,248
California Municipal Finance Authority Revenue Bonds (Þ) 405 5.125 11/01/40 400
California Municipal Finance Authority Revenue Bonds (~)(Ê) 12,978 3.536 02/20/41 11,433
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 216
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 825
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,469
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 531
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 06/01/56 922
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,200 3.150 08/01/59 1,207
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 330
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 416
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 362
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 490
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 101
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 763
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 416
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 977
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 228
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 112
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 78
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 218
California State Public Works Board Revenue Bonds 4,280 5.000 04/01/49 4,357
California State University Revenue Bonds 6,350 5.000 11/01/41 6,389
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,620 3.500 11/01/27 1,607
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 356
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,181
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 282
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 710
California Statewide Communities Development Authority Revenue Bonds (Þ) 775 5.000 12/01/36 773
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 365
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 04/01/38 2,528
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 223
California Statewide Communities Development Authority Revenue Bonds 2,500 5.000 12/01/41 2,595

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 554
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,703
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 298
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 294
California Statewide Communities Development Authority Special Assessment 435 4.750 09/02/33 443
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,975
Central Valley Energy Authority Revenue Bonds (~)(ae)(Ê) 3,570 5.000 12/01/55 3,795
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 829
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 667
City and County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,302
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 377
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 363
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 241
City of Beaumont Special Tax 600 5.000 09/01/43 603
City of Beaumont Special Tax 650 5.000 09/01/44 642
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 487
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 482
City of Calimesa Special Tax 185 4.000 09/01/33 187
City of Fillmore Special Tax 920 5.000 09/01/38 972
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,124
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 521
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,402
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 12,473
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 10,391
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 4,814
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,502
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,349
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 246
City of Roseville Special Tax 490 4.500 09/01/33 498
City of Roseville Special Tax 30 4.000 09/01/34 29
City of Roseville Special Tax 2,250 5.000 09/01/35 2,264
City of Roseville Special Tax 35 4.000 09/01/36 33
City of Roseville Special Tax 125 2.500 09/01/37 94
City of Roseville Special Tax 40 4.000 09/01/38 36
City of Roseville Special Tax 45 4.000 09/01/40 39
City of Roseville Special Tax 725 4.000 09/01/41 626
City of Roseville Special Tax 1,500 6.000 09/01/53 1,597
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,178
Corona Community Facilities District Special Tax 100 5.000 09/01/30 106
Corona Community Facilities District Special Tax 100 5.000 09/01/31 106
Corona Community Facilities District Special Tax 180 5.250 09/01/33 193
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 104
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 289
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 516

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 614
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 379
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,158
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 419
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 808
Dublin Community Facilities District No. 2015-1 Special Tax 2,285 5.000 09/01/37 2,302
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 10,042
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 296
El Centro Elementary School District General Obligation Unlimited 965 5.000 06/15/30 1,064
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 923
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,690 5.000 06/01/28 3,874
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 750 5.000 06/01/33 808
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 2,300 5.000 06/01/34 2,477
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,817
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,015
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 813
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 438
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,968
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,730
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,169
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,033
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 296
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 351
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 509
Irvine Facilities Financing Authority Revenue Bonds 1,000 5.250 05/01/48 1,013
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 79
Irvine Unified School District Special Tax 800 4.000 09/01/39 759
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,127
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 631
Los Angeles Department of Water and Power Revenue Bonds 6,605 5.000 07/01/27 6,825
Los Angeles Department of Water and Power Revenue Bonds 10,320 5.000 07/01/28 10,769
Los Angeles Department of Water and Power Revenue Bonds 6,520 5.000 07/01/29 7,055
Los Angeles Department of Water and Power Revenue Bonds 7,365 5.000 07/01/30 8,070
Los Angeles Department of Water and Power Revenue Bonds 5,095 5.000 07/01/31 5,572
Los Angeles Department of Water and Power Revenue Bonds 2,000 5.000 07/01/32 2,114
Los Angeles Department of Water and Power Revenue Bonds 11,005 5.000 07/01/33 12,063
Los Angeles Department of Water and Power Revenue Bonds 3,725 5.000 07/01/34 4,027
Los Angeles Department of Water and Power Revenue Bonds 2,330 5.000 07/01/35 2,540
Los Angeles Department of Water and Power Revenue Bonds 2,470 5.000 07/01/36 2,639
Los Angeles Department of Water and Power Revenue Bonds 5,155 5.000 07/01/37 5,500
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/37 1,076
Los Angeles Department of Water and Power Revenue Bonds 1,035 5.000 07/01/38 1,082
Los Angeles Department of Water and Power Revenue Bonds 8,245 5.000 07/01/39 8,489
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/39 1,056
Los Angeles Department of Water and Power Revenue Bonds 1,290 5.000 07/01/40 1,330
Los Angeles Department of Water and Power Revenue Bonds 380 5.000 07/01/41 390
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,250 5.000 07/01/41 1,298
Los Angeles Department of Water and Power Revenue Bonds 830 5.000 07/01/42 851
Los Angeles Department of Water and Power Revenue Bonds (µ) 2,250 5.250 07/01/44 2,345

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles Department of Water and Power Revenue Bonds 2,000 5.000 07/01/46 2,000
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.250 07/01/46 1,033
Los Angeles Department of Water and Power Revenue Bonds 220 5.000 07/01/52 219
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 692
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,426
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 444
Lynwood Unified School District General Obligation Unlimited (µ) 500
Zero
coupon 08/01/32 373
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 483
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 419
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 491
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 578
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,408
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,140
Menifee Union School District Special Tax 150 5.000 09/01/42 153
Modesto Irrigation District Revenue Bonds (USD 3 Month SOFR + 0.630%)(µ)(Ê) 2,500 3.706 09/01/37 2,424
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,028
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 776
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 811
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 368
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 194
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 423
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,235
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 680
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 283
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 242
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 530
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 108
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,004
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,154
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 503
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,031
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 230
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 264
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,686
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month SOFR
+ 0.550%)(µ)(Ê) 1,740 0.785 06/01/34 1,631
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950
Zero
coupon 07/01/34 2,060
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885
Zero
coupon 07/01/36 1,092
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180
Zero
coupon 07/01/37 1,722
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,054

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 93
San Diego Unified School District General Obligation Unlimited 1,000 1.000 07/01/41 936
San Francisco City and County Airports Commission International Airport Revenue
Bonds 5,000 5.000 05/01/43 5,207
San Francisco City and County Airports Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,122
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 282
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 338
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,640 5.250 01/15/49 1,634
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 01/01/56 2,427
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 446
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,177
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 809
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,321
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,428
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,568
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,205
Santa Clara Unified School District General Obligation Unlimited 2,500 3.250 07/01/44 1,955
South Orange County Public Financing Authority Special Tax 1,500 5.000 08/15/28 1,566
South Orange County Public Financing Authority Special Tax (µ) 700 5.000 08/15/30 745
Southern California Public Power Authority Revenue Bonds 1,475 5.000 07/01/31 1,626
Southern California Public Power Authority Revenue Bonds 715 5.000 07/01/35 772
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/36 540
Southern California Public Power Authority Revenue Bonds 340 5.000 07/01/39 357
Southern California Public Power Authority Revenue Bonds (µ) 2,000 5.000 07/01/39 2,128
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,686
Southern California Public Power Authority Revenue Bonds (µ) 1,730 5.250 07/01/45 1,795
Southern California Public Power Authority Revenue Bonds (~)(Ê) 6,740 5.000 07/01/53 7,226
State of California General Obligation Unlimited 1,720 5.000 03/01/43 1,817
State of California General Obligation Unlimited 1,285 4.000 09/01/43 1,200
State of California General Obligation Unlimited 4,000 5.000 03/01/44 4,199
State of California General Obligation Unlimited 270 5.000 04/01/49 272
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 57
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 64
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 62
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 65
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 42
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 126
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 101
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 118
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 794
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 504
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,679
Tobacco Securitization Authority of Northern California Revenue Bonds 70 4.000 06/01/49 67
Tobacco Securitization Authority of Southern California Revenue Bonds 130 5.000 06/01/28 136
Town of Tiburon Special Assessment 65 2.375 09/02/41 43
Town of Tiburon Special Assessment 130 2.500 09/02/46 77
Transbay Joint Powers Authority Tax Allocation 890 5.000 10/01/36 924
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 122
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 375

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of California Revenue Bonds 3,300 5.000 05/15/28 3,541
University of California Revenue Bonds 10,065 5.000 05/15/40 10,779
University of California Revenue Bonds 2,650 5.000 05/15/41 2,673
University of California Revenue Bonds (~)(Ê) 1,000 2.250 05/15/48 1,000
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,671
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 881
482,354
Colorado - 2.5%
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,700 5.250 12/15/44 1,796
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,173
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,043
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,272
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,064
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,057
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 793
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,707
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,155
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 311
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 272
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 375
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,027
City and County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 942
City and County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,262
City and County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,227
City and County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,551
City of Boulder Water and Sewer Revenue Bonds 4,250 4.000 12/01/42 3,853
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,080
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 826
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 2,645 5.000 12/01/43 2,701
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,692
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,001
Colorado Educational and Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational and Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 95
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational and Cultural Facilities Authority Revenue Bonds 330 4.000 10/01/46 257
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,734
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 720
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 267
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,437
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,090
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,565
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 883
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,303
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 981
Colorado Health Facilities Authority Revenue Bonds 85 5.000 08/01/38 86
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,160
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,006
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,045
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,392
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 851
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,119

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 709
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,785
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,370 5.000 11/15/59 3,723
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,775 5.000 11/15/60 1,950
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/43 456
Colorado Housing and Finance Authority Revenue Bonds 655 4.250 11/01/49 664
Colorado Housing and Finance Authority Revenue Bonds 2,575 3.250 05/01/52 2,552
Colorado Housing and Finance Authority Revenue Bonds 1,500 6.250 05/01/55 1,675
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,431
Denver City and County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/46 2,136
Denver Health and Hospital Authority Revenue Bonds 1,500 5.000 12/01/30 1,597
Denver Health and Hospital Authority Revenue Bonds 620 5.000 12/01/31 658
Denver Health and Hospital Authority Revenue Bonds 450 5.000 12/01/33 469
Denver Health and Hospital Authority Revenue Bonds 500 5.000 12/01/45 484
Denver Urban Renewal Authority Tax Allocation (Þ) 1,125 5.250 12/01/39 1,072
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,648
E-470 Public Highway Authority Revenue Bonds 880 5.000 09/01/28 939
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,376
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 166
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,265
E-470 Public Highway Authority Revenue Bonds (SOFR + 0.750%)(ae)(Ê) 5,400 3.671 09/01/39 5,398
Eagle County Housing and Development Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.550 12/01/45 1,158
Elbert County Independence Water and Sanitation District Revenue Bonds 500 5.125 12/01/33 500
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,264
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 826
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,189
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,034
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 516
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,624
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,221
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,610
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,205
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 950
Mesa County Valley School District No. 51 Grand Junction General Obligation
Unlimited 1,860 5.250 12/01/42 1,983
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 455
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,007
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,180
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 367
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 502
Parterre Metropolitan District No. 5 General Obligation Limited 880 5.125 12/01/35 899
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,448
Public Authority for Colorado Energy Revenue Bonds 835 6.250 11/15/28 882
Public Authority for Colorado Energy Revenue Bonds 1,000 6.500 11/15/38 1,165
Regional Transportation District Certificate of Participation 2,000 5.000 06/01/39 2,145
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 519
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 295
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,206
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,594
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,037
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,090

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 496
Town of Castle Rock Certificate of Participation 750 5.000 12/01/39 791
Town of Castle Rock Certificate of Participation 775 5.000 12/01/40 810
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 285
Trailside Metropolitan District No. 4 General Obligation Limited (µ) 750 5.000 12/01/39 769
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,888
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 128
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 128
VDW Metropolitan District No. 2 General Obligation Limited (µ) 885 4.000 12/01/45 762
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 440
Village Metropolitan District(The) General Obligation Limited 4,085 5.000 12/01/49 3,909
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 908
149,382
Connecticut - 1.7%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 458
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,407
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,702
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 725
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 611
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 622
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 466
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 132
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 529
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,918
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 211
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 105
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 937
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 1,995
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 402
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 536
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 452
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 11/15/64 1,605
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,018
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 98
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,249
Connecticut State Health and Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 417
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 4,700 2.050 07/01/42 4,700
Connecticut State Health and Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 438
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,995
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/49 1,317
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 6,700 5.000 07/01/49 7,183
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 07/01/53 1,886
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 8,000 5.000 07/01/64 8,965
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 645
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/58 1,003
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,818
Stamford Housing Authority Revenue Bonds 2,000 4.250 10/01/30 2,019
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,305

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,110
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,524
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 370
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,577
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 293
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,917
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,734
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 777
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,277
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,238
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,048
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 421
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,832
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,605
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 703
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,534
99,829
Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds 45 4.000 08/01/29 46
Delaware State Economic Development Authority Revenue Bonds 1,000 3.600 01/01/31 1,023
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 183
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 155
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 621
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,035
Delaware State Housing Authority Revenue Bonds 2,105 4.300 07/01/44 1,961
Delaware State Housing Authority Revenue Bonds 5,905 5.750 01/01/55 6,437
Delaware State Housing Authority Revenue Bonds 2,320 6.000 01/01/55 2,557
Delaware State Housing Authority Revenue Bonds 2,795 5.500 07/01/55 3,027
Delaware State Housing Authority Revenue Bonds 3,995 5.750 01/01/56 4,376
Delaware State Housing Authority Revenue Bonds 4,700 6.000 01/01/56 5,211
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,401
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,412
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,678
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 365 4.000 07/01/30 360
Town of Bridgeville Special Tax (Þ) 1,945 5.250 07/01/44 1,864
34,537
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 455 5.250 01/01/48 467
District of Columbia General Obligation Unlimited 510 5.000 08/01/49 512
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,850 5.000 12/01/26 1,863
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,605 5.000 06/01/27 1,614
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 606
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/28 1,595
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/28 5,243
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/29 1,045
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,565
District of Columbia Income Tax Revenue Bonds 2,500 5.000 06/01/37 2,732
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 1,901
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,667

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 1,917
District of Columbia Income Tax Revenue Bonds 1,090 5.000 06/01/50 1,103
District of Columbia Income Tax Revenue Bonds 830 5.250 06/01/50 853
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,011
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,348
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,851
District of Columbia Revenue Bonds (~)(Ê) 1,525 5.000 04/01/60 1,640
District of Columbia Water and Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 426
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,000 5.000 10/01/26 4,121
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 636
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 831
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,022
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,684
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,505
Washington Convention and Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,367
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,506
50,790
Florida - 5.6%
Abbott Square Community Development District Special Assessment 85 4.500 06/15/27 85
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 890
AH at Turnpike South Community Development District Special Assessment 35 2.350 05/01/26 35
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 175
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 386
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 216
Arbors Community Development District Special Assessment Revenue Bonds 90 4.500 05/01/30 90
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 128
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,253
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,294
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,349
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,371
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 69
Artisan Lakes East Community Development District Special Assessment (Þ) 50 2.300 05/01/26 49
Astonia Community Development District Special Assessment (Þ) 45 2.500 05/01/26 44
Astonia Community Development District Special Assessment 185 4.350 06/15/30 184
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 235
Astonia Community Development District Special Assessment 185 4.500 05/01/31 185
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 200
Ave Maria Stewardship Community District Special Assessment 345 2.875 05/01/27 339
Ave Maria Stewardship Community District Special Assessment 115 3.000 05/01/27 113
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,024
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 496
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,447
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,681
Avenir Community Development District Special Assessment 100 4.500 05/01/30 100
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 160
Babcock Ranch Community Independent Special District Special Assessment 35 2.375 05/01/26 35
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 235
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 855
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 47
Bauer Drive Community Development District Special Assessment 110 4.500 06/15/30 110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 399
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 750
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 604
Berry Bay Community Development District Special Assessment Revenue Bonds 255 4.625 05/01/30 256
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 253
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 216
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 223
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 722
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 628
Bridgewalk Community Development District Special Assessment 70 2.500 06/15/27 67
Bridgewalk Community Development District Special Assessment 205 5.500 12/15/30 211
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 347
Buena Lago Community Development District Special Assessment 405 4.700 05/01/31 407
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 253
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 253
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 218
Capital Projects Finance Authority Revenue Bonds (Þ) 225 6.250 06/15/45 224
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 115
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 84
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 962
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 454
Capital Trust Authority Revenue Bonds (Þ) 150 4.750 07/01/40 140
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,407
Capital Trust Authority Revenue Bonds (Þ) 400 6.500 06/15/45 386
Capital Trust Authority Revenue Bonds (Þ) 150 5.000 07/01/45 140
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 545
Caymas Community Development District Special Assessment Revenue Bonds 260 4.450 05/01/31 259
Celebration Community Development District Special Assessment 25 2.250 05/01/26 25
Celebration Community Development District Special Assessment 115 2.750 05/01/31 108
Center Lake Ranch West Community Development District Special Assessment 380 5.000 05/01/30 385
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 241
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 678
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 119
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 130
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 610
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 429
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 928
CFM Community Development District Special Assessment Revenue Bonds 100 2.400 05/01/26 99
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 118
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 99
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 264
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 220
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 247
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 259
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 275
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,370
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 862
City of Fort Lauderdale Water and Sewer Revenue Bonds 2,440 4.000 03/01/38 2,354
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,088
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,757

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,310
City of Palmetto Revenue Bonds 115 4.250 06/01/27 116
City of Palmetto Revenue Bonds 400 5.000 06/01/32 418
City of Palmetto Revenue Bonds 300 5.125 06/01/42 297
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 653
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,359
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 874
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,373
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 3,000 0.630 05/01/33 3,021
Cobblestone Community Development District Special Assessment 160 3.400 05/01/27 158
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 225
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 440
Coddington Community Development District Special Assessment 120 4.200 05/01/27 120
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,496
Connerton East Community Development District Special Assessment 510 4.250 06/15/30 506
Copes Landing Community Development District Special Assessment 410 4.875 05/01/30 414
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 659
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 636
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 99
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 103
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 172
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 102
Corkscrew Crossing Community Development District Special Assessment 165 4.125 05/01/28 164
Corkscrew Farms Community Development District Special Assessment (Þ) 125 4.500 11/01/28 125
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 100
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,658
County of Broward Tourist Development Tax Revenue Bonds (µ) 4,500 4.000 09/01/39 4,298
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 11/01/33 1,475
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,738
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,890
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,293
County of Miami-Dade Transit System Revenue Bonds 5,515 5.000 07/01/44 5,607
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 4,121
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,196
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 110
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 109
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 55
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 44
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,067
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 742
County of St. Johns Water and Sewer Revenue Bonds 3,000 5.000 06/01/52 3,033
Creek Preserve Community Development District Special Assessment (Þ) 500 4.250 11/01/30 493
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,168
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 177
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 673
Cross Creek North Community Development District Special Assessment 280 4.500 05/01/30 280
Crossings Community Development District Special Assessment 265 4.750 05/01/31 266
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,647
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 639
Cypress Bay West Community Development District Special Assessment 105 4.625 05/01/30 105

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 656
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 359
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 605
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 113
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 290
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 322
Deer Run Community Development District Special Assessment 955 5.400 05/01/39 956
Deerbrook Community Development District Special Assessment 255 4.375 05/01/30 254
Del Webb River Reserve Community Development District Special Assessment 200 4.750 05/01/35 203
DW Bayview Community Development District Special Assessment (Þ) 10 2.375 05/01/26 10
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 56
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 57
East 547 Community Development District Special Assessment 210 5.500 05/01/30 215
East Bonita Beach Road Community Development District Special Assessment (Þ) 290 4.375 11/01/29 289
East Nassau Stewardship District Special Assessment 100 2.400 05/01/26 99
East Nassau Stewardship District Special Assessment 1,025 5.250 05/01/29 1,025
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 213
Eden Hills Community Development District Special Assessment 25 3.250 05/01/27 25
Edgewater East Community Development District Special Assessment 10 2.500 05/01/26 10
Edgewater East Community Development District Special Assessment 60 3.000 05/01/27 59
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 95
Edgewater West Community Development District Special Assessment 900 4.500 05/01/31 898
Elevation Pointe Community Development District Special Assessment 175 3.900 05/01/27 174
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 244
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,064
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 345
Epperson North Community Development District Special Assessment 20 2.500 05/01/26 20
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 133
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 141
Epperson North Community Development District Special Assessment 270 3.100 11/01/31 254
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 382
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,055
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 373
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 563
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,034
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 163
Esplanade Lake Club Community Development District Special Assessment 40 3.250 11/01/25 40
Esplanade Lake Club Community Development District Special Assessment 245 4.750 05/01/35 250
Esplanade Lake Club Community Development District Special Assessment 100 4.000 11/01/40 84
Fish Lake Cover Community Development District Special Assessment 545 4.350 05/01/32 549
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 168
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 888
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 289
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 100
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 101
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 133
Florida Development Finance Corp. Revenue Bonds 165 4.000 07/01/31 167
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 940
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 778
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 819
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 154

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 97
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,291
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,345
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,750
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,807
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 865
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 125
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.125 06/01/40 214
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 989
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 752
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 135
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,175 6.000 07/01/45 1,157
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/27 275
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 11/01/42 7,071
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,780 5.000 09/01/25 1,783
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 605 5.000 09/01/26 613
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,425 5.000 09/01/27 1,459
Florida Local Government Finance Commission Revenue Bonds (Þ) 625 5.750 07/01/44 616
Flow Way Community Development District Special Assessment 170 4.000 11/01/28 169
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 194
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 97
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,023
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 813
Fox Branch Ranch Community Development District Special Assessment 190 4.150 05/01/30 191
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 299
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 515
Gracewater Sarasota Community Development District Special Assessment 125 2.400 05/01/26 123
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 791
Grand Oaks Community Development District Special Assessment 75 2.625 11/01/26 74
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 761
Grove Resort Community Development District Special Assessment 60 2.950 05/01/27 59
Hacienda North Community Development District Special Assessment 900 5.500 05/01/33 930
Hammock Oaks Community Development District Special Assessment 145 4.875 05/01/30 146
Hammock Oaks Community Development District Special Assessment 305 5.000 05/01/31 306
Hammock Oaks Community Development District Special Assessment (Þ) 500 4.500 05/01/32 506
Harbor Bay Community Development District Special Assessment 775 3.300 05/01/29 756
Harmony West Community Development District Special Assessment (Þ) 345 4.750 05/01/29 347
Harmony West Community Development District Special Assessment 150 4.125 05/01/30 148
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 306
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 611
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 599
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 611
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 100
Hillcrest Community Development District Special Assessment 245 4.000 11/01/28 243
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 277
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 134

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/42 712
Hillsborough County Industrial Development Authority Revenue Bonds 3,500 5.000 11/15/34 3,900
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 10,082
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 322
Hyde Park Community Development District No. 1 Special Assessment 180 3.250 05/01/27 178
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 476
Island Lakes Estate Special Assessment 265 4.875 12/15/28 267
Jacksonville Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 375 3.400 07/01/58 378
JEA Water and Sewer System Revenue Bonds 8,340 5.250 10/01/49 8,672
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,110
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 253
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 94
Kelly Park Community Development District Special Assessment 180 5.125 11/01/30 182
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 900
Kindred Community Development District II Special Assessment 65 2.200 05/01/26 64
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 126
Kingman Gate Community Development District Special Assessment 40 2.500 06/15/26 39
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 237
Kings Creek I Community Development District Special Assessment 300 4.500 05/01/30 303
Kingston One Community Development District Special Assessment 1,585 4.250 05/01/30 1,594
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 663
Lake Emma Community Development District Special Assessment (Þ) 95 4.500 05/01/30 95
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 129
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 119
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 381
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 391
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 406
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 416
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,384
Lakewood Park Community Development District Special Assessment 145 4.750 05/01/30 146
Lakewood Ranch Stewardship District Special Assessment 155 2.125 05/01/26 152
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 535
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 541
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 300
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 97
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 242
Lakewood Ranch Stewardship District Special Assessment 400 2.700 05/01/31 374
Lakewood Ranch Stewardship District Special Assessment 545 4.500 05/01/31 544
Lakewood Ranch Stewardship District Special Assessment 365 4.625 05/01/31 366
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 519
Lakewood Ranch Stewardship District Special Assessment 585 5.250 05/01/44 566
Laurel Road Community Development District Special Assessment 75 2.600 05/01/26 74
Laurel Road Community Development District Special Assessment 360 3.125 05/01/31 322
Lee County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 12/01/42 1,009
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,566
Lee County Industrial Development Authority Revenue Bonds (~)(Ê) 2,635 5.000 04/01/33 2,644
Liberty Cove Community Development District Special Assessment 210 4.800 05/01/31 212
Longleaf Community Development District Special Assessment Revenue Bonds 250 4.375 05/01/31 249
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 821
LT Ranch Community Development District Special Assessment 70 5.200 05/01/27 71
LT Ranch Community Development District Special Assessment 770 4.650 05/01/31 772

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
LTC Ranch West Residential Community Development District Special Assessment 305 4.750 05/01/31 303
LTC Ranch West Residential Community Development District Special Assessment 125 4.850 05/01/31 124
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 950
Madeira Community Development District Special Assessment Revenue Bonds 1,560 5.000 05/01/35 1,639
Madeira Community Development District Special Assessment Revenue Bonds 585 5.000 05/01/39 590
Mangrove Point and Mangrove Manor Community Development District Special
Assessment 125 3.800 05/01/27 124
McJunkin Parkland Community Development District Special Assessment (Þ) 445 4.750 11/01/29 448
Meadow View at Twin Creeks Community Development District Special Assessment 275 2.400 05/01/26 272
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 194
Mediterranea Community Development District Special Assessment 180 4.250 05/01/29 179
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,086
Merrick Square Community Development District Special Assessment 150 4.500 05/01/30 150
Miami-Dade County Expressway Authority Revenue Bonds 2,000 5.000 07/01/40 1,999
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 563
Midtown Miami Community Development District Special Assessment 85 5.000 05/01/29 85
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,927
Mirabella Community Development District Special Assessment 728 5.000 05/01/44 685
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 460
Naples Reserve Community Development District Special Assessment (Þ) 455 4.625 11/01/29 457
Newfield Community Development District Special Assessment Revenue Bonds 770 4.400 05/01/30 780
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 99
North Dade Community Development District Special Assessment 99 3.500 05/01/28 98
North Dade Community Development District Special Assessment 327 3.750 05/01/31 321
North Dade Community Development District Special Assessment 824 4.000 05/01/38 746
North Miami Community Redevelopment Agency Revenue Bonds 270 5.000 03/01/28 283
North Miami Community Redevelopment Agency Revenue Bonds 280 5.000 03/01/34 304
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/40 425
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/42 418
Northridge Community Development District Special Assessment (Þ) 225 4.550 05/01/30 228
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,068
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/46 521
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 386
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,080
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 294
Palm Beach County Health Facilities Authority Revenue Bonds 115 4.000 06/01/26 115
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 100
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 605
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,023
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 220
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,554
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 200
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 759
Park East Community Development District Special Assessment 150 2.400 11/01/26 145
Parker Pointe Community Development District Special Assessment 395 4.950 05/01/31 400
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 247
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 101
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 107
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 114
Parrish Plantation Community Development District Special Assessment 85 4.750 05/01/31 85

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 506
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 391
Peace Creek Community Development District Special Assessment 275 4.500 05/01/32 281
Pine Isle Community Development District Special Assessment (Þ) 125 2.375 12/15/26 123
Pine Isle Community Development District Special Assessment 85 4.500 06/15/30 85
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 95
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 517
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 774
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/42 365
Pioneer Ranch Community Development District Special Assessment 365 4.200 05/01/31 368
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 12/01/40 526
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 24
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 470 4.500 05/01/32 477
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 197
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 318
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,394
Prosperity Lakes Community Development District Special Assessment 205 5.150 12/15/30 208
Ranches At Lake Mcleod Community Development District Special Assessment 130 4.625 06/15/30 130
Reflection Bay Community Development District Special Assessment 100 4.500 05/01/30 101
Reflection Bay Community Development District Special Assessment 100 5.000 05/01/35 102
Reunion East Community Development District Special Assessment 140 2.400 05/01/26 138
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 658
Reunion West Community Development District Special Assessment 50 2.600 05/01/27 49
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 395
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 386
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 381
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 408
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 366
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 504
River Hall Community Development District Special Assessment 151 2.500 05/01/29 145
River Hall Community Development District Special Assessment 190 5.375 05/01/30 194
River Hall Community Development District Special Assessment 159 2.500 05/01/31 147
River Hall Community Development District Special Assessment 750 3.000 05/01/31 713
River Hall Community Development District Special Assessment 509 3.000 05/01/34 440
River Hall Community Development District Special Assessment 750 3.000 05/01/36 602
River Hall Community Development District Special Assessment 685 3.000 05/01/38 532
River Landing Community Development District Special Assessment 625 4.200 05/01/32 626
River Landing Community Development District Special Assessment 850 4.125 05/01/40 741
Rivers Edge III Community Development District Special Assessment (Þ) 60 2.400 05/01/26 59
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 283
Riverwalk Community Development District Special Assessment (Þ) 250 4.150 05/01/30 252
Riverwalk Community Development District Special Assessment 530 4.650 05/01/31 531
Rivington Community Development District Special Assessment Revenue Bonds 145 3.250 05/01/27 143
Rivington Community Development District Special Assessment Revenue Bonds 430 3.625 05/01/32 410
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 340
Rolling Hills Community Development District Special Assessment 540 3.650 05/01/32 496
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 395
Rye Crossing Community Development District Special Assessment 155 4.125 05/01/30 153
Rye Ranch Community Development District Special Assessment (Þ) 185 5.000 11/01/30 187
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 853

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 81
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 144
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 177
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 304
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 579
Sandmine Road Community Development District Special Assessment 125 2.300 11/01/26 123
Sandmine Road Community Development District Special Assessment 75 5.000 11/01/29 76
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,428
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,919
Savanna Lakes Community Development District Special Assessment (Þ) 150 4.250 06/15/30 149
Savanna Lakes Community Development District Special Assessment 330 4.625 06/15/31 331
Sawgrass Village Community Development District Special Assessment 85 4.875 05/01/30 86
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 239
Sawyers Landing Community Development District Special Assessment 200 3.250 05/01/26 199
Scenic Terrace South Community Development District Special Assessment 30 3.750 05/01/27 30
Scenic Terrace South Community Development District Special Assessment 195 5.750 11/01/30 201
School District of Broward County General Obligation Unlimited 590 5.000 07/01/40 610
Seaton Creek Reserve Community Development District Special Assessment (Þ) 190 4.625 06/15/30 190
Sebastian Isles Community Development District Special Assessment 250 4.250 05/01/31 253
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 636
Sedona Point Community Development District Special Assessment 220 4.125 06/15/30 218
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 348
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 488
Seminole Palms Community Development District Special Assessment 230 4.750 05/01/30 231
Seminole Palms Community Development District Special Assessment (Þ) 700 4.450 05/01/31 697
Sherwood Manor Community Development District Special Assessment (Þ) 470 4.625 11/01/29 472
Shingle Creek at Bronson Community Development District Special Assessment 50 2.500 06/15/26 49
Siena North Community Development District Special Assessment 55 2.875 06/15/27 54
Silver Oaks Community Development District Special Assessment 265 4.700 05/01/31 266
Silver Palms West Community Development District Special Assessment 170 2.600 06/15/27 166
Silverlake Community Development District Special Assessment 150 4.500 05/01/30 150
Six Mile Creek Community Development District Special Assessment 425 4.750 05/01/30 428
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 248
Somerset Bay Community Development District Special Assessment (Þ) 325 4.850 05/01/31 324
Somerset Community Development District Special Assessment 600 4.000 05/01/26 601
Somerset Community Development District Special Assessment 625 4.000 05/01/27 626
Somerset Community Development District Special Assessment 460 4.000 05/01/32 460
Sorrento Pines Community Development District Revenue Bonds 145 4.375 05/01/30 144
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 250
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,782
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 452
South Fork East Community Development District Special Assessment 860 5.000 05/01/44 821
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 219
South Village Community Development District Special Assessment Revenue Bonds 410 3.500 05/01/32 403
South Village Community Development District Special Assessment Revenue Bonds 230 3.750 05/01/38 209
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 99
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 644
Southshore Bay Community Development District Special Assessment 365 4.750 05/01/31 367
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 209
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 211

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 219
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 222
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,060
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,073
Stonegate Preserve Community Development District Special Assessment 460 4.800 06/15/35 455
Stonewater Community Development District Special Assessment (Þ) 115 2.250 11/01/26 113
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 482
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,141
Stoneybrook North Community Development District Special Assessment 160 5.500 11/01/29 163
Stoneybrook South at Championsgate Community Development District Special
Assessment 175 4.500 06/15/30 175
Storey Drive Community Development District Special Assessment 85 2.550 06/15/27 80
Stuart Crossing Community Development District Special Assessment (Þ) 230 4.375 05/01/31 229
Summer Woods Community Development District Special Assessment 55 2.500 05/01/26 54
Summerstone Community Development District Special Assessment (Þ) 60 2.200 05/01/26 59
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 611
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 484
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 371
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,717
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,608
Tampa Bay Water Revenue Bonds 3,500 5.000 10/01/49 3,547
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,096
Tern Bay Community Development District Special Assessment 420 3.125 06/15/27 413
Terreno Community Development District Special Assessment 245 4.250 05/01/30 243
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 401
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 520
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 623
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 304
Tolomato Community Development District Special Assessment 715 2.625 05/01/27 701
Tolomato Community Development District Special Assessment 185 2.875 05/01/27 182
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,503
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,782
Tolomato Community Development District Special Assessment 1,340 3.200 05/01/32 1,235
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,082
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 768
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 464
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,201
Tolomato Community Development District Special Assessment 880 4.800 05/01/44 777
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,749
Town of Davie Revenue Bonds 550 5.000 04/01/33 575
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 64
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 252
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 419
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 186
Tuckers Pointe Community Development District Special Assessment 20 3.000 05/01/27 20
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 94
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 771
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 397
Two Ridges Community Development District Special Assessment 500 5.750 05/01/45 496
Two Rivers East Community Development District Special Assessment 705 4.875 05/01/30 710
Two Rivers North Community Development District Special Assessment 55 4.625 05/01/27 55
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 632

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Union Park East Community Development District Special Assessment (Þ) 23 2.400 05/01/26 22
Varrea South Community Development District Special Assessment 255 4.250 05/01/30 253
V-Dana Community Development District Special Assessment 100 2.600 05/01/26 99
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 119
V-Dana Community Development District Special Assessment 405 4.450 05/01/32 401
V-Dana Community Development District Special Assessment 500 5.375 05/01/45 488
Venetian Parc Community Development District Special Assessment 1,340 5.000 05/01/44 1,348
Veranda Community Development District II Special Assessment (Þ) 10 2.500 05/01/26 10
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 47
Veranda Landing Community Development District Special Assessment 235 4.500 06/15/30 235
Verano No. 3 Community Development District Special Assessment 20 2.375 05/01/26 20
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 113
Verano No. 4 Community Development District Special Assessment 450 5.750 05/01/45 441
Vida's Way Community Development District Special Assessment 315 4.150 05/01/31 318
Viera Stewardship District Special Assessment 100 2.300 05/01/26 99
Viera Stewardship District Special Assessment 460 2.800 05/01/31 431
Viera Stewardship District Special Assessment 200 4.600 05/01/33 199
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 977
Village Community Development District No. 12 Special Assessment Revenue Bonds 855 3.800 05/01/28 865
Village Community Development District No. 13 Special Assessment Revenue Bonds 215 1.800 05/01/26 213
Village Community Development District No. 14 Special Assessment Revenue Bonds 1,275 5.125 05/01/37 1,310
Village Community Development District No. 15 Special Assessment (Þ) 130 4.250 05/01/28 132
Village Community Development District No. 15 Special Assessment (Þ) 655 4.375 05/01/33 664
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 201
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 98
Villamar Community Development District Special Assessment 190 4.875 05/01/30 192
Villamar Community Development District Special Assessment 255 3.625 05/01/32 242
Villamar Community Development District Special Assessment 295 3.500 11/01/32 277
Villamar Community Development District Special Assessment 890 5.625 05/01/43 896
Volusia County Educational Facility Authority Revenue Bonds 750 5.000 06/01/35 799
Volusia County Educational Facility Authority Revenue Bonds 500 5.000 06/01/36 527
Waterford Community Development District Special Assessment 220 4.375 05/01/31 219
Watergrass Community Development District II Special Assessment 100 2.000 05/01/26 98
Watergrass Community Development District II Special Assessment 485 4.450 05/01/28 485
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 963
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,236
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 979
West Hillcrest Community Development District Special Assessment 315 4.500 06/15/30 315
West Port Community Development District Special Assessment 85 4.250 05/01/27 85
West Port East Community Development District Special Assessment (Þ) 265 4.850 05/01/35 269
West Villages Improvement District Special Assessment 240 5.250 05/01/30 245
West Villages Improvement District Special Assessment 825 3.125 05/01/31 783
West Villages Improvement District Special Assessment 650 4.500 05/01/31 649
West Villages Improvement District Special Assessment 875 5.000 05/01/35 916
West Villages Improvement District Special Assessment 905 5.750 05/01/45 919
Westside Haines City Community Development District Special Assessment 30 2.500 05/01/26 30
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 203
Westview North Community Development District Special Assessment 245 5.000 06/15/29 248
Westview South Community Development District Special Assessment 140 4.750 05/01/28 141
Westview South Community Development District Special Assessment 500 4.050 05/01/30 500
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 98

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 253
Willows Community Development District Special Assessment 245 4.700 05/01/29 246
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 906
Windward at Lakewood Ranch Community Development District Special Assessment 145 3.250 05/01/27 143
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 519
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 88
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 240
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 573
330,707
Georgia - 3.3%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 719
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,551
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 494
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 445 2.375 07/01/26 438
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,876
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/28 4,893
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 507
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 781
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 1,000
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,097
City of Atlanta Water and Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,366
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/28 406
County of Fulton Water and Sewerage Revenue Bonds 1,000 4.000 01/01/35 1,000
Coweta County Water and Sewage Authority Revenue Bonds 160 4.000 06/01/46 141
Coweta County Water and Sewage Authority Revenue Bonds 325 5.000 06/01/54 329
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 10/01/32 765
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 01/01/40 9,472
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 1,425 3.375 11/01/48 1,434
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 800
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,207
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 244
East Palm Drive Community Development District Special Assessment 330 4.375 06/15/31 336
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,500
Macon Water Authority Revenue Bonds 1,000 5.000 10/01/54 1,010
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,351
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 552
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,208
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,935
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,735
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,026
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,502
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,000 5.000 12/01/52 10,423
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,363
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,670 5.000 07/01/53 8,104
Main Street Natural Gas, Inc. Revenue Bonds (SOFR + 1.700%)(ae)(Ê) 36,000 4.621 12/01/53 36,067
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 888
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/54 6,528
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 9,750 5.000 05/01/54 10,328
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 05/01/55 26,019
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,675 5.000 06/01/55 7,106
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 6,000 5.000 12/01/55 6,275

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,147
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 07/01/52 1,959
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,831
Private Colleges and Universities Authority Revenue Bonds 750 4.000 04/01/39 704
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 354
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 914
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/29 333
198,018
Guam - 0.6%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 220
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 111
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 111
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 111
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 214
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 212
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 305
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 208
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 423
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 205
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 249
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 262
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 630
Guam Government Waterworks Authority Revenue Bonds 610 5.000 07/01/35 661
Guam Government Waterworks Authority Revenue Bonds 1,350 5.000 07/01/36 1,409
Guam Government Waterworks Authority Revenue Bonds 585 5.000 07/01/36 626
Guam Government Waterworks Authority Revenue Bonds 1,640 5.000 07/01/37 1,728
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,366
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 1,953
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 403
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,898
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,782
Guam Power Authority Revenue Bonds 450 5.000 10/01/40 461
Territory of Guam Revenue Bonds 50 5.000 11/01/27 51
Territory of Guam Revenue Bonds 75 5.000 01/01/28 78
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,735
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,014
Territory of Guam Revenue Bonds 100 5.000 01/01/29 106
Territory of Guam Revenue Bonds 50 5.000 11/01/29 52
Territory of Guam Revenue Bonds 300 5.000 01/01/30 321
Territory of Guam Revenue Bonds 175 5.000 11/01/30 184
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,544
Territory of Guam Revenue Bonds 1,205 5.000 12/01/35 1,207
Territory of Guam Revenue Bonds 5,980 4.000 01/01/36 5,693
Territory of Guam Revenue Bonds 980 5.000 12/01/36 981
Territory of Guam Revenue Bonds 750 5.250 01/01/40 778
38,344
Hawaii - 0.2%
City and County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,598
City and County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,293
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 283

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 250 5.000 05/15/32 269
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 254
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 370
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 786
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,624
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 600 5.000 07/01/34 589
State of Hawaii Department of Budget and Finance Revenue Bonds 1,400 3.200 07/01/39 1,127
13,193
Idaho - 0.2%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 992
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,102
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,054
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,390
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/60 1,079
Idaho Housing and Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing and Finance Association Revenue Bonds 565 3.000 05/01/32 557
10,846
Illinois - 10.4%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,061
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 634
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 202
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 49
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 33
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 591
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 271
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 10,000 5.750 04/01/33 10,328
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 250 5.000 04/01/34 255
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 273
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 325 5.000 04/01/35 331
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 415 5.000 04/01/36 420
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 225 5.000 04/01/37 226
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 716
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 679
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,457
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 9,595
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,872
Chicago Board of Education General Obligation Unlimited (µ) 3,630
Zero
coupon 12/01/30 2,910
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,223
Chicago Board of Education General Obligation Unlimited 3,575 5.000 12/01/31 3,606
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,650
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,914
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,429
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,788
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,215
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,255
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 247
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,165

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,073
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,146
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,457
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,016
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,155
Chicago O'Hare International Airport Revenue Bonds 5,560 4.000 01/01/35 5,538
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,294
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,443
Chicago O'Hare International Airport Revenue Bonds 6,500 4.000 01/01/37 6,367
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,156
Chicago O'Hare International Airport Revenue Bonds 8,150 5.000 01/01/39 8,378
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/40 1,050
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,772
Chicago O'Hare International Airport Revenue Bonds 6,810 5.000 01/01/41 7,030
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 362
Chicago O'Hare International Airport Revenue Bonds 1,600 5.000 01/01/42 1,650
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,034
Chicago O'Hare International Airport Revenue Bonds 5,800 5.000 01/01/43 5,932
Chicago O'Hare International Airport Revenue Bonds 1,460 5.000 01/01/44 1,486
Chicago O'Hare International Airport Revenue Bonds 3,250 5.250 01/01/44 3,372
Chicago O'Hare International Airport Revenue Bonds 6,830 5.000 01/01/48 6,828
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/52 964
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,114
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,913
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 2,923
Chicago Park District General Obligation Limited 855 5.000 01/01/39 886
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,067
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,702
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 2,803
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,425 5.000 12/01/49 2,363
City of Belleville Sales Tax Revenue Tax Allocation 290 3.750 07/01/41 266
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 773
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 872
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 428
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 580
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,590
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,545
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 694
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,875
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 901
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,197
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 216
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 617
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,474
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,866
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,920
City of Chicago General Obligation Unlimited 2,125 5.500 01/01/41 2,197
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 665
City of Chicago General Obligation Unlimited 4,290 5.000 01/01/44 4,005
City of Chicago General Obligation Unlimited 3,790 5.250 01/01/45 3,710
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/26 3,014

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 284
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 303
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 320
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 250
City of Chicago Wastewater Transmission Revenue Bonds (µ) 2,420 5.000 01/01/32 2,675
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,016
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 213
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,109
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,039
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,391
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,130
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,015
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,050
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,040
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,127
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,256
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,831
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 130
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 214
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 8,452
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,603
Cook County School District No. 135 Orland General Obligation Limited 315 5.000 12/01/27 332
Cook County School District No. 135 Orland General Obligation Limited 215 5.000 12/01/28 231
Cook County School District No. 135 Orland General Obligation Limited 225 5.000 12/01/29 246
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 326
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,291
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 1,915
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,702
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 279
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 462
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 410
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,530
County of Cook Sales Tax Revenue Bonds 1,385 5.000 11/15/42 1,402
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 300
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 464
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 510
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 4
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 484
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,021
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 258
Illinois Finance Authority Revenue Bonds (ae) 3,000 5.000 01/01/29 3,105
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 411
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/29 780
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 325
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 415
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 692
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 258
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 243
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 330
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 264
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,075

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 515
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 741
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 323
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,847
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 243
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 546
Illinois Finance Authority Revenue Bonds (ae) 200 5.000 01/01/36 207
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,008
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,510
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 944
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,346
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 812
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,068
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 941
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 777
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 204
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 87
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 90
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,552
Illinois Finance Authority Revenue Bonds 500 5.000 07/01/43 514
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,491
Illinois Finance Authority Revenue Bonds (Þ) 155 6.000 10/01/45 152
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 190
Illinois Finance Authority Revenue Bonds (Þ) 700 5.875 09/01/46 676
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 452
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,117
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 425 5.000 08/15/54 458
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/54 1,926
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,783
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/27 4,357
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 2,000 3.150 02/01/29 2,006
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 682
Illinois Housing Development Authority Revenue Bonds 2,575 4.375 10/01/41 2,393
Illinois Housing Development Authority Revenue Bonds 3,280 4.450 04/01/43 3,004
Illinois Housing Development Authority Revenue Bonds 590 4.700 10/01/44 561
Illinois Housing Development Authority Revenue Bonds 1,190 4.000 10/01/49 1,199
Illinois Housing Development Authority Revenue Bonds 2,025 3.000 04/01/51 1,996
Illinois Housing Development Authority Revenue Bonds 4,780 6.000 10/01/55 5,184
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,465
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 980
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,002
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,035
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 4,998
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,422
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,638
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,152
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,179
Jersey and Greene County Community Unit School District No. 100 Jerseyville
General Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,108
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,117
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,091
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,088

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 5,750 5.000 01/01/47 5,721
Metropolitan Pier and Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,637
Metropolitan Pier and Exposition Authority Revenue Bonds 380 4.000 12/15/27 389
Metropolitan Pier and Exposition Authority Revenue Bonds 355 5.000 12/15/27 371
Metropolitan Pier and Exposition Authority Revenue Bonds 800 5.000 06/15/29 836
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 266
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,878
Metropolitan Pier and Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,357
Metropolitan Pier and Exposition Authority Revenue Bonds 555 5.000 12/15/31 579
Metropolitan Pier and Exposition Authority Revenue Bonds 600 5.000 12/15/33 621
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,766
Metropolitan Pier and Exposition Authority Revenue Bonds 500 5.000 12/15/34 517
Metropolitan Pier and Exposition Authority Revenue Bonds 540 2.169 12/15/37 409
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,000
Zero
coupon 12/15/40 948
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,028
Metropolitan Pier and Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,095
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 60
Zero
coupon 06/15/44 23
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 540
Zero
coupon 06/15/45 191
Metropolitan Pier and Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,079
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 628
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,497
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 338
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 347
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 483
Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,904
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,576
Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,779
Sales Tax Securitization Corp. Revenue Bonds 3,200 5.000 01/01/28 3,359
Sales Tax Securitization Corp. Revenue Bonds 3,520 5.000 01/01/29 3,761
Sales Tax Securitization Corp. Revenue Bonds 6,515 5.000 01/01/29 6,961
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,522
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,191
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,081
Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 671
Sales Tax Securitization Corp. Revenue Bonds 4,600 5.000 01/01/43 4,684
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 786
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 497
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 489
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 179
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 50
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 59
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,472
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 851

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,010
Southwestern Illinois Development Authority Revenue Bonds (µ) 4,100 5.000 04/01/38 4,391
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,727
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 135 5.000 01/01/26 136
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 250 5.000 01/01/29 266
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 300 5.000 01/01/38 316
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 350 5.000 01/01/40 363
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 220 5.000 01/01/41 226
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 534
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 607
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 396
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,273
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,530
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,210
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,710
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,680
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,379
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,387
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,088
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,556
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,036
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 649
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,355
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 397
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 114
State of Illinois General Obligation Unlimited 650 5.000 05/01/38 676
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 515
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,415
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 839
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 903
State of Illinois General Obligation Unlimited 550 5.000 05/01/40 561
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 731
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,511
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 701
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 693
State of Illinois General Obligation Unlimited 700 5.000 12/01/45 677
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,141
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,020
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,684
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,204
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,352
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,069
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 404
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,028
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 634
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 646
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,470

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,570
Volo Village Special Service Area No. 3 and 6 Special Tax (µ) 1,094 5.000 03/01/34 1,102
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/41 519
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 392
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 835
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,115
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 4,999
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,461
615,923
Indiana - 1.2%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,077
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,649
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/42 1,958
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,091
Indiana Finance Authority Revenue Bonds 22 4.000 07/01/30 22
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 964
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 824
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 720
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 173
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 177
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 116
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,553
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 849
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 310
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 633
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 392
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,410 5.000 10/01/54 4,808
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 440 5.000 10/01/57 480
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/59 4,954
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/64 1,408
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,066
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/45 618
Indiana Municipal Power Agency Revenue Bonds (µ) 5,685 5.000 01/01/43 5,858
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 375 5.000 01/01/37 410
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 600 5.000 01/01/39 643
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 460 5.000 01/01/40 488
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 800 5.000 07/15/40 838
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 820 5.000 01/01/41 862
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 825 5.000 07/15/41 857
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 500 5.000 01/01/42 521
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,000 5.000 07/15/42 1,029
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,655
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,600
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,092
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,640
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 248
Terre Haute Sanitary District Revenue Bonds (µ) 2,890 5.000 07/01/37 3,057
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/39 1,041
Terre Haute Sanitary District Revenue Bonds (µ) 1,910 5.000 07/01/40 1,973
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/41 1,026

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Terre Haute Sanitary District Revenue Bonds (µ) 1,700 5.000 07/01/42 1,731
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 3,990
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,222
70,661
Iowa - 0.8%
City of Coralville General Obligation Unlimited (µ) 735 5.000 05/01/36 758
City of Coralville General Obligation Unlimited (µ) 1,400 5.000 05/01/38 1,427
City of Coralville General Obligation Unlimited (µ) 2,265 5.000 05/01/40 2,288
City of Coralville General Obligation Unlimited (µ) 1,650 5.000 05/01/41 1,659
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,181
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,016
City of Coralville Revenue Bonds 860 5.000 05/01/42 862
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,148
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 440
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 710
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,538
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 663
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,335
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 356
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 364
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,613
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/50 1,141
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/50 2,855
Iowa Finance Authority Revenue Bonds 5,300 6.250 07/01/54 5,855
Iowa Higher Education Loan Authority Revenue Bonds 225 4.000 10/01/35 210
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 378
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 380
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 408
Iowa Higher Education Loan Authority Revenue Bonds 655 5.250 10/01/40 649
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 229
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 6,446
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,011
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,233
West Des Moines Community School District Infrastructure Sales Services and Use
Tax Revenue Bonds (µ) 2,265 6.000 07/01/29 2,436
45,589
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,064
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 03/01/45 1,237
City of Manhattan General Obligation Unlimited 2,210 5.000 11/01/40 2,316
City of Manhattan Revenue Bonds 125 4.000 06/01/36 112
City of Prairie Village Tax Allocation 820 3.125 04/01/36 747
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 89
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/28 172
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/43 6,977
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,124
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,012
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,003
Wyandotte County City Unified Government Revenue Bonds 1,160 4.500 06/01/40 1,102
16,955

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky - 2.0%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,577
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,747
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 204
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 692
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 712
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,096
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,269
Kentucky Bond Development Corp. Revenue Bonds (~)(µ)(ae)(Ê) 7,500 5.000 08/15/55 8,233
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,740
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,000
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 318
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,031
Kentucky Interlocal School Transportation Association Certificate of Participation 210 4.000 03/01/26 212
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 204
Kentucky Municipal Energy Agency Revenue Bonds 2,170 5.000 01/01/36 2,354
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/37 1,071
Kentucky Municipal Energy Agency Revenue Bonds 390 5.000 01/01/38 413
Kentucky Municipal Energy Agency Revenue Bonds 2,350 5.000 01/01/40 2,438
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/41 1,028
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,166
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,016
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 471
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 04/01/54 8,639
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 01/01/55 35,707
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 06/01/55 5,277
Kentucky State Property and Building Commission Revenue Bonds 6,625 5.000 11/01/25 6,664
Kentucky State Property and Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,659
Kentucky State Property and Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,899
Kentucky State Property and Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,104
Louisville and Jefferson County Metropolitan Sewer District Revenue Bonds 1,750 5.000 05/15/38 1,890
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,463
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 795
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,531
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 857
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,155
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 844
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 564
118,040
Louisiana - 2.2%
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 298
City of New Orleans General Obligation Unlimited 2,000 5.000 12/01/46 1,983
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 39
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 39
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 38
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 331
City of Shreveport General Obligation Unlimited (µ) 275 5.250 03/01/37 297
City of Shreveport General Obligation Unlimited (µ) 250 5.250 03/01/39 265
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,016
City of Shreveport General Obligation Unlimited (µ) 770 5.250 03/01/42 795
City of Shreveport Water and Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,076

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Shreveport Water and Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,971
City of Shreveport Water and Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,005
City of Shreveport Water and Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,248
East Baton Rouge Parish Capital Improvements District Revenue Bonds 4,000 5.000 08/01/46 4,050
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 23,850 0.180 08/01/35 23,850
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 21,930 0.180 12/01/40 21,930
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 808
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,910
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 330
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 357
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 74
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 277
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 701
Lafayette Parish School Board Sale Tax Revenue Bonds 840 5.500 04/01/45 905
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,949
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/28 2,025
Louisiana Housing Corp. Revenue Bonds 3,230 4.750 06/01/40 3,197
Louisiana Housing Corp. Revenue Bonds 710 4.500 12/01/47 718
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 325 4.250 11/15/30 322
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,672
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 496
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,844
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 425
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,527
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/33 2,537
Louisiana Public Facilities Authority Revenue Bonds 12,000 5.000 05/15/30 12,996
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 995
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 818
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,040
Louisiana Public Facilities Authority Revenue Bonds 250 5.000 05/15/42 243
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 891
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 89
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,659
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,350 5.250 12/01/52 1,459
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 2.800 05/01/54 4,500
Louisiana Stadium and Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,113
Louisiana Stadium and Exposition District Revenue Bonds 200 5.000 07/01/38 210
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 6.100 12/01/40 1,068
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,428
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 976
Port New Orleans Board of Commissioners Revenue Bonds 825 5.250 04/01/55 832
Rapides Parish School District No. 52 Pineville General Obligation Unlimited (µ) 240 5.250 03/01/40 254
State of Louisiana Gasoline and Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 535 3.552 05/01/43 534
129,410
Maine - 0.2%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 744
Finance Authority of Maine Revenue Bonds (~)(Ê) 2,500 5.000 07/01/65 2,772
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 160

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 289
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 362
Maine Health and Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 843
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 493
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 478
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/31 1,108
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/32 1,112
Maine Turnpike Authority Revenue Bonds (µ) 360 5.000 07/01/33 401
Maine Turnpike Authority Revenue Bonds (µ) 500 5.000 07/01/34 556
9,318
Maryland - 1.1%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,778
City of Baltimore Revenue Bonds 140 4.500 06/01/33 140
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,445
City of Baltimore Revenue Bonds (µ) 1,235 4.000 07/01/37 1,205
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 574
City of Baltimore Revenue Bonds 100 4.875 06/01/42 97
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 997
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 687
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 598
County of Baltimore Revenue Bonds 85 4.000 01/01/32 87
County of Baltimore Revenue Bonds 70 4.000 01/01/33 70
County of Baltimore Revenue Bonds 235 4.000 01/01/34 232
County of Baltimore Revenue Bonds 245 4.000 01/01/37 231
County of Baltimore Revenue Bonds 415 4.000 01/01/38 387
County of Baltimore Revenue Bonds 365 4.000 01/01/39 337
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,231
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,472
County of Frederick Tax Allocation 740 3.250 07/01/29 723
County of Frederick Tax Allocation 500 3.750 07/01/39 434
County of Howard Tax Allocation 650 5.000 02/15/44 652
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 275
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 712
Maryland Community Development Administration Revenue Bonds 575 3.700 01/01/29 586
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,013
Maryland Community Development Administration Revenue Bonds 1,525 4.500 09/01/48 1,546
Maryland Department of Housing and Community Development Revenue Bonds 1,750 4.450 07/01/44 1,622
Maryland Department of Housing and Community Development Revenue Bonds 1,250 6.250 03/01/56 1,397
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,552
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,654
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,063
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,310
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,760 5.000 07/01/37 4,002
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,570 4.250 07/01/39 3,419
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,945 4.250 07/01/40 1,857
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/43 3,025
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/45 3,291
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/45 2,993
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 4,000 5.000 07/01/46 3,968
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,203
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,414

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 2,997
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,103
State of Maryland General Obligation Unlimited 2,000 4.000 08/01/29 2,004
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,275
66,658
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,048
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,129
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,595
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,887
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 724
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,653
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,840
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,527
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,530
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,430
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 3,000
Zero
coupon 07/01/31 2,452
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,182
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,522
Massachusetts Development Finance Agency Revenue Bonds (Þ) 825 5.000 11/15/28 854
Massachusetts Development Finance Agency Revenue Bonds 1,335 5.250 09/01/30 1,425
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,702
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,216
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,256
Massachusetts Development Finance Agency Revenue Bonds 1,160 5.250 09/01/33 1,238
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 759
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 430
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 839
Massachusetts Development Finance Agency Revenue Bonds 575 5.250 09/01/36 600
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 409
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 499
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 572
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,642
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 507
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,164
Massachusetts Development Finance Agency Revenue Bonds 590 5.500 09/01/40 600
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,605
Massachusetts Development Finance Agency Revenue Bonds 330 5.250 01/01/41 341
Massachusetts Development Finance Agency Revenue Bonds (~)(ae)(Ê) 1,510 3.300 07/01/41 1,526
Massachusetts Development Finance Agency Revenue Bonds 900 5.250 01/01/42 925
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 399
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,161
Massachusetts Development Finance Agency Revenue Bonds 825 5.250 07/01/55 769
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,715
66,672
Michigan - 2.0%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 757
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,046
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 40
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 369
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 856
City of Detroit General Obligation Unlimited 305 5.000 04/01/30 327
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 813
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 654
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 799
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 507
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 980
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 962
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 354
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 157
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 373
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 51
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 255
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 939
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month SOFR +
0.600%)(µ)(Ê) 3,160 3.650 07/01/32 3,087
Detroit Downtown Development Authority Tax Allocation 1,220 5.000 07/01/48 1,227
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,152
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 938
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,024
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,415
Four Lakes District Special Assessment (µ) 2,145 5.000 06/01/39 2,224
Four Lakes District Special Assessment (µ) 2,075 5.125 06/01/44 2,096
Gobles Public Schools General Obligation Unlimited 675 5.250 05/01/48 687
Gobles Public Schools General Obligation Unlimited 525 5.250 05/01/51 529
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,085 4.000 05/15/27 2,094
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,458
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,011
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 373
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,022
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,039
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,240
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,204
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,619
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 883
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,032
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,435
Michigan Finance Authority Revenue Bonds 1,075 5.250 02/01/27 1,096
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,661
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,412
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,562
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 283
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,532
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 578
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/38 7,615
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,284
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 686
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,363

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 12/01/44 6,569
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 356
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,472
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 469
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/42 5,833
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 244
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 922
Michigan State Housing Development Authority Revenue Bonds 2,130 4.250 12/01/49 2,154
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 685
Michigan State Housing Development Authority Revenue Bonds 3,000 6.250 06/01/55 3,310
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,621
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 10,648
Summit Academy North Revenue Bonds 780 4.000 11/01/31 760
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 635
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,915
Wayne County Airport Authority Revenue Bonds (µ) 5,590 5.000 12/01/40 5,623
118,667
Minnesota - 0.5%
City of Apple Valley Revenue Bonds 475 5.375 09/01/45 472
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,321
City of Independence Revenue Bonds 160 4.000 07/01/31 159
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 168
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 206
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 465
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 525
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 368
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 232
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 400
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,476
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 800
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 31
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 36
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,056
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Minnesota Housing Finance Agency Revenue Bonds 1,840 6.250 01/01/55 2,057
Minnesota Housing Finance Agency Revenue Bonds 10,690 6.250 07/01/55 11,975
Minnesota Housing Finance Agency Revenue Bonds 1,250 6.250 01/01/56 1,392
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 228
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 441
St. Paul Housing and Redevelopment Authority Revenue Bonds 1,075 4.250 12/01/32 1,081
Woodbury Housing and Redevelopment Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.200 02/01/46 1,003
29,007
Mississippi - 1.8%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,487
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,975 0.140 12/01/30 7,975
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 39,480 0.180 12/01/30 39,480
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,418 2.750 12/01/30 4,418

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 30,920 2.750 11/01/35 30,920
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 101
Mississippi Development Bank Revenue Bonds (Þ) 225 5.000 10/01/28 227
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/29 176
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,010
Mississippi Development Bank Revenue Bonds (µ) 570 5.000 03/01/36 619
Mississippi Development Bank Revenue Bonds (µ) 500 5.000 03/01/37 537
Mississippi Development Bank Revenue Bonds 1,330 5.250 06/01/41 1,391
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,165
Mississippi Development Bank Revenue Bonds 1,000 5.250 06/01/43 1,030
Mississippi Development Bank Revenue Bonds (µ) 2,000 5.000 03/01/45 2,026
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/28 340
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,045
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 2,250 3.625 06/01/43 2,269
Mississippi Hospital Equipment and Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,013
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 965
106,735
Missouri - 1.1%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,029
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 134
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 83
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 88
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 969
City of St. Louis Airport Revenue Bonds (µ) 7,990 5.250 07/01/49 8,160
City of St. Louis Industrial Development Authority (The) Revenue Bonds 60 4.875 06/15/34 58
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,072
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,398
County of Phelps Revenue Bonds 1,225 5.000 12/01/35 1,315
County of Phelps Revenue Bonds 1,010 5.000 12/01/40 1,026
County of Phelps Revenue Bonds 1,000 5.750 12/01/45 1,041
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,498
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 2,115 5.250 03/01/39 2,248
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 1,500 5.250 03/01/41 1,567
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 248
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 212
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 213
Maryland Heights Industrial Development Authority Revenue Bonds 620 4.375 03/15/30 576
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,008
Missouri Housing Development Commission Revenue Bonds 4,700 5.750 05/01/56 5,124
Missouri Southern State University Revenue Bonds 50 3.000 10/01/26 50
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 121
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,241
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 45
Missouri State Health and Educational Facilities Authority Revenue Bonds 125 4.000 02/15/37 120
Missouri State Health and Educational Facilities Authority Revenue Bonds 215 4.000 02/15/38 205
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/39 1,048
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 41
Missouri State Health and Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 688
Missouri State Health and Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 297
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/51 674

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,303
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,293
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 6,580
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,007
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,137
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,130
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,004
68,076
Montana - 0.2%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,509
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,034
City of Kalispell Revenue Bonds 1,050 4.625 05/15/31 1,051
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,132
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 359
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 451
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 07/01/46 326
Montana Board of Housing Revenue Bonds 1,170 5.750 06/01/55 1,270
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 410 5.000 06/01/33 429
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,000 5.000 06/01/34 1,041
14,602
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds (~)(Ê) 1,500 5.000 08/01/55 1,590
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,042
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 359
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,253
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 7,130 5.000 02/01/46 6,781
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,383
15,408
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 87
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 414
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,754
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,330
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 228
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 108
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,146
Clark County School District General Obligation Limited 2,500 4.000 06/15/44 2,181
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,393
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,098
County of Clark General Obligation Limited 2,555 5.000 06/01/33 2,700
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,211
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,213
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,180
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 03/01/36 1,152
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 141
Las Vegas Convention and Visitors Authority Revenue Bonds 420 5.000 07/01/26 429
Las Vegas Convention and Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,802
Las Vegas Convention and Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,378
Las Vegas Convention and Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,035
Nevada Department of Business and Industry Revenue Bonds (Þ) 390 4.500 12/15/29 391

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/28 312
Reno-Tahoe Airport Authority Revenue Bonds 450 5.000 07/01/39 472
Reno-Tahoe Airport Authority Revenue Bonds 600 5.000 07/01/41 619
Reno-Tahoe Airport Authority Revenue Bonds 650 5.000 07/01/42 665
Reno-Tahoe Airport Authority Revenue Bonds 690 5.000 07/01/43 702
Reno-Tahoe Airport Authority Revenue Bonds 670 5.000 07/01/44 678
State of Nevada Department of Business and Industry Revenue Bonds 145 5.000 07/15/27 145
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,373
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 794
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 869
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 201
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,623
51,824
New Hampshire - 1.1%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 440 4.875 12/01/33 439
New Hampshire Business Finance Authority Revenue Bonds 5,676 3.625 08/20/39 5,168
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,945 4.180 11/20/39 8,471
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 658
New Hampshire Business Finance Authority Revenue Bonds 5,275 4.168 01/20/41 4,979
New Hampshire Business Finance Authority Revenue Bonds 3,939 4.250 07/20/41 3,738
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,449 4.163 10/20/41 7,715
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,825
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,702
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,029
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,801
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,790
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,945
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,042
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 06/01/40 1,611
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,002
New Hampshire Housing Finance Authority Revenue Bonds 1,610 6.250 01/01/55 1,761
New Hampshire Housing Finance Authority Revenue Bonds 6,095 6.500 01/01/56 6,883
New Hampshire Housing Finance Authority Revenue Bonds 5,300 6.500 07/01/56 6,010
62,569
New Jersey - 2.9%
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 456
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 774
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 342
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 962
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 283
City of Bayonne General Obligation Unlimited (µ)(ae) 1,500 5.000 07/01/33 1,534
City of Bayonne General Obligation Unlimited (µ)(ae) 1,865 5.000 07/01/34 1,907
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,150 5.750 10/15/48 1,246
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,000 5.750 10/15/55 1,059
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/28 592
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 528
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 801
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,068
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,041
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 341

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 690
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,112
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 345
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,019
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 309
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 350
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 346
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 06/15/41 931
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 387
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,938
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,025
New Jersey Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 8,700 5.000 07/01/64 9,827
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,760
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,120
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,677
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,019
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 480 5.000 07/01/29 491
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,700 5.000 07/01/29 1,766
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 300 5.000 07/01/30 307
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,016
New Jersey Health Care Facilities Financing Authority Revenue Bonds 5,120 5.000 07/01/43 5,015
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 268
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,905
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,277
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 75
Zero
coupon 12/15/25 74
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100
Zero
coupon 12/15/26 2,022
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,091
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,380
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465
Zero
coupon 12/15/29 1,283
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,695
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 747
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320
Zero
coupon 12/15/31 257
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,250 4.000 12/15/31 1,274
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,494
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,221
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,312
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200
Zero
coupon 12/15/35 3,415
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 814
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860
Zero
coupon 12/15/36 9,188
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,025
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955
Zero
coupon 12/15/37 15,653
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/38 5,330
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,719
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 652
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,114
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,077

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,046
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 910
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,864
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,108
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,333
New Jersey Turnpike Authority Revenue Bonds 10,000 5.000 01/01/45 10,222
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 668
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 486
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 707
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 755
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 615
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,558
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,564
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,052
South Jersey Transportation Authority Revenue Bonds (µ) 4,000 4.000 11/01/40 3,860
Tobacco Settlement Financing Corp. Revenue Bonds 2,825 5.000 06/01/46 2,713
169,454
New Mexico - 0.3%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,103
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/40 8,474
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,399
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 468
New Mexico Mortgage Finance Authority Revenue Bonds 3,675 3.000 07/01/52 3,618
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,046
16,108
New York - 8.3%
Albany Capital Resource Corp. Revenue Bonds 680 4.000 06/01/29 644
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 259
Allegany County Capital Resource Corp. Revenue Bonds 750 5.250 04/01/54 710
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,816
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 665 5.500 05/01/35 689
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,250 6.250 05/01/45 2,297
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 110
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 98
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 404
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 391
Build NYC Resource Corp. Revenue Bonds 525 5.000 08/01/32 535
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 258
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 561
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 436
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 581
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 120
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 631
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 90
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,580
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,901
City of New York General Obligation Unlimited 5 5.000 06/01/34 5
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,146
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,690
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,130
City of New York General Obligation Unlimited 13,755 5.000 09/01/39 14,371

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New York General Obligation Unlimited 470 4.000 03/01/42 432
City of New York General Obligation Unlimited 275 5.000 03/01/44 275
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,051
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,488
City of New York General Obligation Unlimited (~)(Ê) 7,500 2.750 10/01/46 7,500
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,288
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,797
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,812
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 482
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,654
Empire State Development Corp. Revenue Bonds 1,000 4.000 03/15/39 951
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 694
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,318
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 8,855
Hudson Yards Infrastructure Corp. Revenue Bonds 5,000 5.000 02/15/45 4,987
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,265
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 781
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,039
Long Island Power Authority Revenue Bonds 2,000 5.000 09/01/47 1,970
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 5,555 3.000 09/01/49 5,485
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,350 5.000 09/01/52 3,457
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,334
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 1,220 3.521 11/01/26 1,220
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 292
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,391
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 201
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,725
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 608
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 103
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 344
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 2,044
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 459
Metropolitan Transportation Authority Revenue Bonds 1,015 5.000 11/15/37 1,082
Metropolitan Transportation Authority Revenue Bonds 3,215 5.000 11/15/39 3,361
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 707
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,453
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,156
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,640
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,148
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,346
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,658
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 21,215 2.750 11/15/50 21,215
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 775
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,487
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,886
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 11/01/64 2,413
New York City Housing Development Corp. Revenue Bonds (~)(Ê) 5,275 3.750 05/01/65 5,348
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 257
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,658
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 378
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 267

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 288
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 904
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 4,705
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,826
New York City Municipal Water Finance Authority Revenue Bonds 7,500 5.000 06/15/46 7,600
New York City Municipal Water Finance Authority Revenue Bonds 8,205 5.000 06/15/48 8,236
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 9,150 2.750 06/15/49 9,150
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,509
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,043
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,752
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,762
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,186
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,263
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 444
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 148
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 4,963
New York City Transitional Finance Authority Revenue Bonds 1,215 5.000 11/01/28 1,312
New York City Transitional Finance Authority Revenue Bonds 1,000 5.000 11/01/32 1,124
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,092
New York City Transitional Finance Authority Revenue Bonds 5,000 5.000 11/01/42 5,158
New York City Transitional Finance Authority Revenue Bonds 4,630 5.250 11/01/45 4,822
New York City Transitional Finance Authority Revenue Bonds 2,150 5.000 11/01/46 2,174
New York City Transitional Finance Authority Revenue Bonds 11,885 5.250 05/01/48 12,256
New York City Transitional Finance Authority Revenue Bonds 4,000 5.500 11/01/49 4,227
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,190
New York Energy Finance Development Corp. Revenue Bonds (~)(Ê) 9,500 5.000 07/01/56 9,907
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,490
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 740
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 10,434
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 5,713
New York Liberty Development Corp. Revenue Bonds (Þ) 7,160 5.000 11/15/44 6,874
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 675
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,087
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 440
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 491
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,336
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 02/15/27 462
New York State Dormitory Authority Revenue Bonds 2,015 5.000 03/15/30 2,067
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,641
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,488
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 105
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 4,958
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,546
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 84
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,627
New York State Dormitory Authority Revenue Bonds 200 4.000 07/01/35 177
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 93
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 254
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 82
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 66

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,713
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 312
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 93
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,051
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 469
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,210
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 890
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 69
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 966
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 4,880
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 514
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 77
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,416
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 02/15/40 10
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,009
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 87
New York State Dormitory Authority Revenue Bonds (µ) 1,360 5.000 07/01/40 1,395
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 90
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,077
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,555
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,318
New York State Dormitory Authority Revenue Bonds 725 5.250 05/01/41 735
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 101
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 5,823
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 529
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 07/01/42 1,034
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 1,905
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,039
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 884
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 338
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,533
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/47 12,157
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,666
New York State Dormitory Authority Revenue Bonds 7,100 5.250 03/15/49 7,300
New York State Energy Research and Development Authority Revenue Bonds 2,900 4.000 04/01/34 2,898
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,189
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/54 1,889
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 06/15/54 1,407
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 410 1.100 11/01/61 390
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,994
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,502
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.600 11/01/64 3,024
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,390
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,153
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,267
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 12/01/28 1,067
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,102
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,330
New York Transportation Development Corp. Revenue Bonds 950 5.000 12/01/34 1,014
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/35 529
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 524

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 2,958
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 60
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 70
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 398
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 112
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 144
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 94
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 542
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,048
Onondaga Civic Development Corp. Revenue Bonds 1,000 5.000 12/01/39 1,079
Onondaga Civic Development Corp. Revenue Bonds 395 5.000 12/01/40 422
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 656
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,060
Port Authority of New York and New Jersey Revenue Bonds 2,000 5.000 01/15/40 2,137
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,053
Port Authority of New York and New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,755
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 200 4.000 06/01/50 168
Triborough Bridge and Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,733
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,306
Triborough Bridge and Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 1,966
Triborough Bridge and Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,005
Triborough Bridge and Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,221
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,216
Triborough Bridge and Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,214
Triborough Bridge and Tunnel Authority Revenue Bonds 900 5.000 11/15/47 884
Triborough Bridge and Tunnel Authority Revenue Bonds 1,150 5.000 12/01/50 1,154
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,552
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,007
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,133
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 512
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 540
Westchester County Local Development Corp. Revenue Bonds 800 5.000 07/01/38 816
489,906
North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 995
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 547
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,066
City of Charlotte Airport Revenue Bonds 1,000 5.000 07/01/39 1,074
City of Charlotte Airport Revenue Bonds 2,650 5.000 07/01/40 2,814
City of Charlotte Airport Revenue Bonds 2,615 5.000 07/01/41 2,752
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/42 1,304
City of Charlotte Airport Revenue Bonds 2,300 5.000 07/01/43 2,384
City of Charlotte Airport Revenue Bonds 500 5.000 07/01/47 501
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,329
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,058
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,707
Nash Health Care Systems Revenue Bonds 2,270 5.500 02/01/43 2,364
Nash Health Care Systems Revenue Bonds 995 5.500 02/01/44 1,030
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/29 842
North Carolina Housing Finance Agency Revenue Bonds 1,740 4.350 01/01/44 1,684
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 935

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Housing Finance Agency Revenue Bonds 755 4.000 01/01/50 761
North Carolina Housing Finance Agency Revenue Bonds 5,135 5.500 01/01/54 5,506
North Carolina Housing Finance Agency Revenue Bonds 2,475 6.250 01/01/55 2,755
North Carolina Housing Finance Agency Revenue Bonds 1,695 6.250 07/01/55 1,867
North Carolina Housing Finance Agency Revenue Bonds 2,000 6.250 01/01/56 2,236
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 6,575 3.200 07/01/56 6,577
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 240
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 569
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 26
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 797
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 208
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 363
North Carolina Medical Care Commission Revenue Bonds 680 3.900 01/01/29 681
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 565
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 659
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 714
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 625
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,650 4.000 09/01/34 1,673
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 10/01/35 1,499
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 94
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 500
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 06/01/38 1,601
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 190
North Carolina Medical Care Commission Revenue Bonds 2,800 5.000 06/01/42 2,880
North Carolina Medical Care Commission Revenue Bonds (~)(Ê) 3,480 5.000 06/01/55 3,746
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,051
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,350
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,496
69,711
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 763
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 643
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 580
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 494
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,620
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 512
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 556
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 982
City of Horace General Obligation Unlimited 150 3.000 05/01/41 105
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,505
North Dakota Housing Finance Agency Revenue Bonds 990 6.250 01/01/55 1,102
North Dakota Housing Finance Agency Revenue Bonds 2,250 6.000 07/01/55 2,485
11,347
Ohio - 1.2%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 672
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 428
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 88

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,024
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 910
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,764
City of Norwood Special Obligation Revenue Bonds 500 4.375 12/01/30 505
City of Norwood Special Obligation Revenue Bonds 750 5.000 12/01/35 761
City of Norwood Special Obligation Revenue Bonds 1,500 5.000 12/01/41 1,425
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 614
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 504
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/55 2,558
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 309
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,347
County of Franklin Revenue Bonds 700 5.000 07/01/35 729
County of Franklin Revenue Bonds 800 5.000 07/01/36 825
County of Franklin Revenue Bonds 575 4.000 07/01/40 470
County of Franklin Revenue Bonds 580 5.250 11/15/40 535
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,353
County of Lucas Hospital Revenue Bonds 1,000 5.250 11/15/48 941
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,839
County of Montgomery Revenue Bonds 1,000 5.250 09/01/54 971
County of Warren Hospital Facilities Revenue Bonds 340 5.000 05/15/34 365
Cuyahoga County Hospital Revenue Bonds 1,000 5.500 02/15/52 940
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 393
Euclid City School District General Obligation Unlimited 3,925 5.250 01/15/44 3,950
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,126
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,035
North Olmsted City School District General Obligation Unlimited (µ) 1,240 5.000 10/15/48 1,218
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 992
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,501
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,394
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,056
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 538
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 773
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 432
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/35 210
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 670
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 337
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 569
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 261
Ohio Higher Educational Facility Commission Revenue Bonds 730 5.000 05/01/39 750
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 257
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 300 3.400 07/01/42 302
Ohio Housing Finance Agency Revenue Bonds 2,800 6.250 03/01/56 3,098
Ohio Housing Finance Agency Revenue Bonds 1,585 6.500 03/01/56 1,790
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds 4,965 5.000 12/01/37 5,459
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 96
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 150
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,109
State of Ohio Revenue Bonds (~)(Ê) 4,000 2.550 01/01/52 4,000
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,425
Toledo-Lucas County Port Authority Revenue Bonds 1,605 5.000 07/01/29 1,606

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 236
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 89
73,749
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 650 6.625 06/01/45 631
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,807
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,665
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 793
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 785
Oklahoma County Finance Authority Revenue Bonds 275 5.000 09/01/32 288
Oklahoma County Finance Authority Revenue Bonds 550 5.000 09/01/35 563
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,845
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,001
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 2,927
Oklahoma Housing Finance Agency Revenue Bonds 5,000 6.500 03/01/56 5,652
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,264
Oklahoma Turnpike Authority Revenue Bonds 1,000 5.000 01/01/40 1,063
Oklahoma Turnpike Authority Revenue Bonds 3,000 5.000 01/01/41 3,151
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,074
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,547
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 512
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 522
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,182
Wagoner County Development Authority/OK Revenue Bonds 350 6.500 05/01/35 339
35,611
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 900 5.250 08/01/49 860
City of Forest Grove Revenue Bonds 250 5.000 05/01/33 258
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,587
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 394
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,173
City of Portland Sewer System Revenue Bonds 2,000 5.000 12/01/47 2,028
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 500
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 80
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 52
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 742
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 137
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,331
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,244
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 143
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 114
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 117
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,512
State of Oregon General Obligation Unlimited 2,000 5.000 05/01/40 2,137
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,154
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,867
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 417
State of Oregon Housing and Community Services Department Revenue Bonds 2,345 6.500 07/01/54 2,612
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,475

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Clackamas and Yamhill Counties School District No. 88J General
Obligation Unlimited 2,900
Zero
coupon 06/15/42 1,154
27,140
Pennsylvania - 3.2%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 506
Adams County General Authority Revenue Bonds 495 5.000 06/01/34 534
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 305
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 361
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 811
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 860
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 896
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.342 02/01/33 744
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 700
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 288
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,004
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,792
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 520 5.000 05/01/27 525
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 727
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 6,600 5.000 05/01/42 6,441
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,342
Borough of Punxsutawney PA General Obligation Limited 1,000 5.250 12/01/55 988
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 51
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 76
Bucks County Industrial Development Authority Revenue Bonds 250 5.000 10/01/30 255
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 398
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 610
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 532
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 410
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 623
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,304
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,340
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,378
Butler County General Authority Revenue Bonds (USD 3 Month SOFR + 0.700%)
(µ)(Ê) 14,730 1.660 10/01/34 13,486
Cheltenham Township Industrial Development Authority Revenue Bonds 2,380 5.000 04/01/34 2,522
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,715 5.000 10/15/32 3,808
Chester County Industrial Development Authority Revenue Bonds 1,000 5.125 10/15/37 932
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,284
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,434
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 904
Chester County Industrial Development Authority Special Assessment (Þ) 100 4.375 03/01/28 100
Chester County School Authority Revenue Bonds 500 5.000 04/01/44 504
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 91
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 83
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 926

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited 955 5.000 11/15/26 973
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,812
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 336
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 361
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,460
Coatesville School District General Obligation Limited 2,940 5.250 11/15/42 2,981
Commonwealth Financing Authority Revenue Bonds (µ) 10,075 4.000 06/01/39 9,363
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,725
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 1,952
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,686
County of Allegheny General Obligation Unlimited 2,205 5.000 11/01/41 2,188
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 527
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 917
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,003
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,700
Doylestown Hospital Authority Revenue Bonds (Þ) 490 5.000 07/01/31 537
General Authority of Southcentral Pennsylvania Revenue Bonds 3,000 5.000 06/01/34 3,332
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 131
Haverford Township School District General Obligation Limited 900 5.000 03/15/43 923
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 765
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 675
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,241
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 307
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,189
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 166
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 159
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,299
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 560
Monroe County Industrial Development Authority Tax Allocation 175 5.000 07/01/31 180
Monroe County Industrial Development Authority Tax Allocation 810 5.000 07/01/33 812
Montgomery County Higher Education and Health Authority Revenue Bonds 450 4.000 09/01/38 412
Montgomery County Higher Education and Health Authority Revenue Bonds 1,000 4.000 09/01/39 896
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,687
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,503
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/41 43
Montgomery County Industrial Development Authority Revenue Bonds 610 5.000 11/15/42 603
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 153
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,552
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 671
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,766
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 438
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 145
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,347
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,226
Pennsylvania Economic Development Financing Authority Revenue Bonds 300 4.000 07/01/41 265
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 500 5.000 08/15/34 556
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 900 5.000 08/15/35 997
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,641
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 12/01/44 1,947
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 100 2.650 11/01/61 100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 4.900 06/01/41 988
Pennsylvania Housing Finance Agency Revenue Bonds 3,275 3.000 10/01/51 3,195
Pennsylvania Housing Finance Agency Revenue Bonds 2,586 5.750 10/01/53 2,742
Pennsylvania Housing Finance Agency Revenue Bonds 995 6.000 10/01/54 1,080
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 4,810 5.250 12/01/44 4,881
Pennsylvania Turnpike Commission Registration Fee Revenue Bonds (SIFMA
Municipal Swap Index + 0.850%)(ae)(Ê) 425 2.290 07/15/41 426
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 788
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 776
Pennsylvania Turnpike Commission Revenue Bonds 800 5.250 06/01/47 802
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 672
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 426
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 825 4.500 06/15/29 835
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 452
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 529
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 143
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 105
Philadelphia Authority for Industrial Development Revenue Bonds 235 5.000 06/15/32 243
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 245 5.000 06/15/33 249
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 497
Philadelphia Authority for Industrial Development Revenue Bonds 1,820 5.500 07/01/53 1,889
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê) 6,000 2.750 07/01/54 6,000
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,333
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/34 506
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 316
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 750
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 738
Redevelopment Authority of the City of Philadelphia Revenue Bonds 725 5.000 09/01/43 737
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 490 5.000 06/01/32 517
Scranton School District General Obligation Limited (µ) 330 5.000 12/01/33 344
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 605
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 582
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,592
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,023
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,069
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 83
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 249
186,694
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 20,013
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,469
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,197
Commonwealth of Puerto Rico General Obligation Unlimited 4,805
Zero
coupon 07/01/33 3,340
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,558
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,099
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 961
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,438
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,931

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 814
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,719
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 8,871
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,714
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,114
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 8,872
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month SOFR +
0.520%)(µ)(Ê) 6,420 1.480 07/01/29 5,994
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 227
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 250 5.000 07/01/32 263
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 235 4.000 07/01/37 213
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 1,435 5.000 08/01/27 1,436
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,049
Zero
coupon 07/01/27 2,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,441
Zero
coupon 07/01/29 3,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,003
Zero
coupon 07/01/31 10,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700
Zero
coupon 07/01/33 1,228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,829
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 66,630 4.329 07/01/40 61,706
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450
Zero
coupon 07/01/46 448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 548
187,445
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 115 5.875 06/15/26 115
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/44 508
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 210
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,520
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,262
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,267
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,536
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,115
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,108
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,130 5.000 05/15/49 2,130
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 545
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 512
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,370
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,002
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 710
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,352
28,262
South Carolina - 1.2%
Clemson University Revenue Bonds 2,750 5.000 05/01/55 2,732
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,461
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,612
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(ae)(Ê) 5,150 4.821 02/01/54 5,150
Piedmont Municipal Power Agency Revenue Bonds (µ) 4,785
Zero
coupon 01/01/27 4,576

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 539
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 179
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,813
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 551
South Carolina Jobs-Economic Development Authority Revenue Bonds (µ) 2,075 4.000 11/01/42 1,844
South Carolina Jobs-Economic Development Authority Revenue Bonds 735 5.250 11/01/44 751
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,003
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/62 2,407
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,559
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,126
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 196
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 3,988
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,702
South Carolina Public Service Authority Revenue Bonds 2,035 5.000 12/01/41 2,089
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,804
South Carolina Public Service Authority Revenue Bonds (µ) 1,065 5.000 12/01/42 1,094
South Carolina Public Service Authority Revenue Bonds 3,000 5.000 12/01/42 3,072
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,169
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,573
South Carolina Public Service Authority Revenue Bonds 1,000 5.000 12/01/48 988
South Carolina State Housing Finance and Development Authority Revenue Bonds
(~)(Ê) 3,300 5.000 10/01/26 3,311
South Carolina State Housing Finance and Development Authority Revenue Bonds 3,650 4.600 07/01/49 3,437
South Carolina State Housing Finance and Development Authority Revenue Bonds 1,000 5.000 07/01/50 1,001
South Carolina State Housing Finance and Development Authority Revenue Bonds 6,745 6.500 07/01/55 7,641
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,369
71,737
South Dakota - 0.1%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 643
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,697
County of Lincoln Revenue Bonds 100 4.000 08/01/41 83
South Dakota Housing Development Authority Revenue Bonds 1,990 6.250 11/01/55 2,220
South Dakota Housing Development Authority Revenue Bonds 2,500 6.500 11/01/55 2,827
South Dakota Housing Development Authority Revenue Bonds 1,000 6.250 11/01/56 1,113
8,583
Tennessee - 1.4%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,000
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 600 5.000 10/01/26 602
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 2,000 5.000 08/01/31 2,126
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 1,845 5.250 12/01/49 1,837
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,654
City of Murfreesboro General Obligation Unlimited 1,415 3.000 06/01/33 1,331
Greenville Health and Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 630
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,709
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,727
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,346
Knox County Health Educational and Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,780
Knox County Health Educational and Housing Facility Board Revenue Bonds (µ) 250 5.500 07/01/54 255

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,224
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 265 3.650 10/01/46 271
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 316
Metropolitan Government of Nashville and Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,293
Metropolitan Knoxville Airport Authority Revenue Bonds 500 5.000 06/01/39 527
Metropolitan Knoxville Airport Authority Revenue Bonds 560 5.000 06/01/41 581
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (µ) 9,200 5.000 06/01/35 9,820
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 10,561
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/49 7,847
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 10/01/54 2,913
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,595
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,311
Tennessee Housing Development Agency Revenue Bonds (~)(ae)(Ê) 7,755 3.500 01/01/56 7,751
82,137
Texas - 9.8%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,457
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 384
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 3,904
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 518
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 806
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 759
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,226
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 667
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,317
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 588
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,047
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 529
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,170
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 182
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 620
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,190
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 200
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 133
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,194
Austin Community College District General Obligation Limited 750 5.250 08/01/53 769
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,516
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,446
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,516
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,587
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,668
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,413
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/10/45 833
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/54 1,031
Cedar Port Navigation and Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,298
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,448
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 140
Central Texas Turnpike System Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,495
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,088

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,213
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/42 4,285
City of Amarillo Waterworks and Sewer System Revenue Bonds 1,000 4.000 04/01/39 957
City of Amarillo Waterworks and Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,062
City of Anna Special Assessment Revenue Bonds (Þ) 369 4.875 09/15/30 371
City of Arlington Special Tax Revenue Bonds (µ) 1,785 5.000 02/15/34 1,868
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,742
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,273
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,168
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 783
City of Austin Special Assessment Revenue Bonds (Þ) 465 4.250 11/01/32 466
City of Austin Water and Wastewater System Revenue Bonds 700 5.000 11/15/38 743
City of Austin Water and Wastewater System Revenue Bonds 500 5.000 11/15/39 527
City of Austin Water and Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,046
City of Beaumont Waterworks and Sewer System Revenue Bonds (µ) 550 5.000 09/01/41 567
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 948
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 1,986
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 1,969
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 1,945
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 1,974
City of Carrollton General Obligation Limited 450 5.000 08/15/38 477
City of Celina Special Assessment Revenue Bonds (Þ) 191 4.375 09/01/27 191
City of Celina Special Assessment Revenue Bonds (Þ) 129 4.500 09/01/27 129
City of Celina Special Assessment Revenue Bonds (Þ) 75 3.625 09/01/30 73
City of Celina Special Assessment Revenue Bonds (Þ) 510 4.375 09/01/30 506
City of Celina Special Assessment Revenue Bonds (Þ) 186 5.000 09/01/30 188
City of Celina Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/31 199
City of Celina Special Assessment Revenue Bonds (Þ) 165 4.625 09/01/31 165
City of Celina Special Assessment Revenue Bonds 350 5.000 09/01/34 371
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 550
City of Celina Special Assessment Revenue Bonds 286 5.000 09/01/37 296
City of Celina Special Assessment Revenue Bonds 492 5.000 09/01/38 509
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,027
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 201
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 741
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,333
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,531
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,257
City of College Station General Obligation Limited 1,295 2.125 02/15/40 863
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,570
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,496
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,267
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,338
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,236
City of Corpus Christi Utility System Revenue Bonds (µ) 2,000 5.000 07/15/34 2,228
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,594
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment Revenue Bonds (Þ) 600 4.000 09/15/31 589
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 406
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,296
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,120
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,418
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,027
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,893
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/27 209
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/28 976
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 1,000 3.050 08/01/30 1,003
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 360
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/43 668
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,238
City of Dripping Springs Special Assessment (Þ) 372 4.500 09/01/30 371
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 377
City of Fate Special Assessment Revenue Bonds (Þ) 185 3.750 08/15/27 184
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 957
City of Fort Worth Special Assessment Revenue Bonds (µ) 995 5.000 09/01/44 971
City of Fort Worth Water and Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,445
City of Galveston Wharves and Terminal Revenue Bonds 1,730 5.000 08/01/39 1,784
City of Galveston Wharves and Terminal Revenue Bonds 550 5.250 08/01/40 575
City of Galveston Wharves and Terminal Revenue Bonds 1,900 5.250 08/01/41 1,974
City of Galveston Wharves and Terminal Revenue Bonds 750 5.250 08/01/42 774
City of Galveston Wharves and Terminal Revenue Bonds 600 5.250 08/01/43 614
City of Galveston Wharves and Terminal Revenue Bonds 675 5.250 08/01/44 688
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/41 523
City of Garland Water and Sewer System Revenue Bonds 650 5.000 03/01/38 699
City of Garland Water and Sewer System Revenue Bonds 555 5.000 03/01/39 590
City of Garland Water and Sewer System Revenue Bonds 620 5.000 03/01/40 652
City of Garland Water and Sewer System Revenue Bonds 590 5.000 03/01/41 615
City of Garland Water and Sewer System Revenue Bonds 445 5.000 03/01/42 460
City of Garland Water and Sewer System Revenue Bonds 645 5.000 03/01/44 658
City of Greenville Waterworks and Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,017
City of Hackberry Special Assessment Contract Revenue Bonds 1,350 4.500 09/01/38 1,158
City of Hackberry Special Assessment Revenue Bonds 1,710 4.625 09/01/37 1,664
City of Haslet Special Assessment Revenue Bonds (Þ) 179 2.625 09/01/26 177
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,123
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,307
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 381
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 344
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,683
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,156
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,786
City of Houston Hotel Occupancy Tax and Special Revenue Bonds 1,470 5.000 09/01/27 1,489
City of Hutto Special Assessment Revenue Bonds (Þ) 153 2.500 09/01/26 152
City of Justin Special Assessment Revenue Bonds (Þ) 745 4.625 09/01/28 747
City of Kyle Special Assessment Revenue Bonds (Þ) 165 2.750 09/01/26 164
City of Kyle Special Assessment Revenue Bonds (Þ) 385 3.625 09/01/27 382
City of Kyle Special Assessment Revenue Bonds (Þ) 230 5.750 09/01/30 236
City of Kyle Special Assessment Revenue Bonds (Þ) 351 4.250 09/01/31 347
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 468
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 1,982
City of Laredo Waterworks and Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,674
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 202

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 352
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 361
City of Lavon Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/31 237
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 868
City of Lavon Special Assessment Revenue Bonds (Þ) 1,100 5.750 09/15/45 1,090
City of Lowry Crossing Special Assessment (Þ) 733 4.250 09/15/30 739
City of Lowry Crossing Special Assessment (Þ) 320 4.750 09/15/35 316
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,883
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 232
City of Manor Special Assessment Revenue Bonds (Þ) 310 6.000 09/15/36 304
City of Mesquite Special Assessment Revenue Bonds (Þ) 240 4.750 09/01/28 241
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 585
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 758
City of Mesquite Waterworks and Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,126
City of Midlothian Special Assessment Revenue Bonds (Þ) 145 2.875 09/15/26 144
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 284 5.250 09/01/30 288
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 304
City of Pilot Point Special Assessment Revenue Bonds (Þ) 417 4.875 09/15/27 419
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 502
City of Plano Waterworks and Sewer System Revenue Bonds 1,190 5.000 05/01/38 1,281
City of Plano Waterworks and Sewer System Revenue Bonds 1,250 5.000 05/01/39 1,333
City of Princeton Special Assessment Revenue Bonds (Þ) 50 2.750 09/01/25 50
City of Princeton Special Assessment Revenue Bonds (Þ) 134 3.750 09/01/27 134
City of Princeton Special Assessment Revenue Bonds (Þ) 295 4.375 09/01/28 296
City of Princeton Special Assessment Revenue Bonds (Þ) 732 4.250 09/01/30 726
City of Princeton Special Assessment Revenue Bonds (Þ) 344 5.500 09/01/30 352
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 192
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 115
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 270
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 293
City of Royse Special Assessment Revenue Bonds (Þ) 203 5.500 09/15/30 207
City of Royse Special Assessment Revenue Bonds (Þ) 598 4.375 09/15/32 601
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 152
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 85
City of Royse Special Assessment Revenue Bonds (Þ) 400 5.375 09/15/44 382
City of Royse Special Assessment Revenue Bonds (Þ) 606 5.750 09/15/45 590
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 656
City of San Antonio Electric and Gas Systems Revenue Bonds 900 5.000 02/01/41 934
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 230
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,187
City of Waxahachie Special Assessment (Þ) 301 4.875 08/15/27 302
City of Wharton Special Assessment Revenue Bonds (Þ) 530 4.375 09/15/32 521
Clifton Higher Education Finance Corp. Revenue Bonds 405 4.000 08/15/30 417
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 240 3.000 08/15/32 222
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 232
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,438
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,415
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 203
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,036
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 716
Clifton Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 4.000 02/15/55 1,041

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Club Municipal Management District No. 1 Special Assessment (Þ) 83 2.500 09/01/26 82
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 403
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,151
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,450
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,058
Comal Independent School District General Obligation Unlimited 1,000 3.000 02/15/40 805
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 212
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 89
County of Bastrop Special Assessment Revenue Bonds (Þ) 367 4.375 09/01/30 365
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 922
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,194
County of Montgomery Special Assessment 601 4.375 09/15/32 605
County of Travis General Obligation Limited 160 4.000 03/01/43 144
County of Travis General Obligation Unlimited 185 4.000 03/01/44 166
County of Wise General Obligation Limited 210 5.000 02/15/26 213
County of Wise General Obligation Limited 220 5.000 02/15/27 228
County of Wise General Obligation Limited 210 5.000 02/15/28 222
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,353
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 364
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 560
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,020
Dallas Area Rapid Transit Tax Allocation (ae) 515 5.000 12/01/48 519
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,310
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 945
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,213
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,091
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,302
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 1,998
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,355
Denton Independent School District General Obligation Unlimited (~)(Ê) 4,895 4.000 08/15/55 5,121
Eagle Mountain and Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/50 616
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 754
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 777
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 744
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 116
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 88
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 813
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,036
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 506
Forney Independent School District General Obligation Unlimited 1,000 5.000 08/15/40 1,054
Forney Independent School District General Obligation Unlimited 1,000 5.250 08/15/43 1,054
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,980 6.000 03/01/29 2,109
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/54 6,935
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 356
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 619
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,076
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 2.840 09/01/25 315
Harlandale Independent School District General Obligation Unlimited 1,125 4.000 08/15/32 1,125

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 6,802
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 5,905 5.000 05/15/50 6,394
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 3,978
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,068
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/25 100
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 104
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/28 106
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/29 124
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/30 125
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/31 109
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 694
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,326
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,032
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,602
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 49
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,451
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/48 1,061
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 705
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 450 4.375 09/01/30 448
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/44 1,231
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 233
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,012
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 477
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,511
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 999
La Feria Independent School District General Obligation Unlimited 650 5.000 02/15/41 675
La Feria Independent School District General Obligation Unlimited 550 5.000 02/15/43 563
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,280
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,356
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,647
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (~)(Ê) 1,840 2.800 05/01/46 1,840
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 922
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,740
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/29 2,007
Mitchell County Hospital District General Obligation Limited 70 5.250 02/15/30 70
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 53
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,373
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,343
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 115 5.000 11/01/25 115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 407
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 515
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 104
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 535
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 137
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 186
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 924
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 268
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 517
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 177
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 130
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 259
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 920
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 310
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 223
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,171
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 190
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,172
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 416
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 509
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 958
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 311
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 652
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,614
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,540
North Texas Municipal Water District Water System Revenue Bonds 4,000 5.000 09/01/32 4,503
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,094
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,026
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 546
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,839
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 46
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 995 3.000 08/01/53 1,000
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,980 3.450 08/01/54 2,014
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,833
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,263
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/32 253
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,325
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,663
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 655
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,696
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,434
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,643
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 2,811
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 431
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 02/15/51 719
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 02/15/52 770
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,608
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 533
Reagan Hospital District of Reagan County General Obligation Limited 410 5.000 02/01/29 410
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,450
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 541
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 693
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 1,981
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,554
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/28 694

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/29 422
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/50 708
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 726
Sherman Independent School District General Obligation Unlimited 2,850 5.000 02/15/39 3,029
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,036
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/28 1,048
South Manvel Development Authority Tax Allocation 235 4.500 04/01/30 235
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 316
South Manvel Development Authority Tax Allocation 290 4.500 04/01/39 275
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 55 4.000 09/01/34 53
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 85 4.000 09/01/36 80
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,344
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 4,647
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 17,861
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,351
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/46 908
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 204
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 312
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 370
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 188
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 298
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 10,500 1.000 11/15/64 11,529
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,194
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,139
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 485
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/29 1,999
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 667
Texas Department of Housing and Community Affairs Revenue Bonds 6,285 3.500 07/01/52 6,252
Texas Department of Housing and Community Affairs Revenue Bonds 5,920 5.750 01/01/56 6,478
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds 1,425 6.250 12/15/26 1,462
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 725 0.670 09/15/27 720
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (USD 3 Month
SOFR + 0.690%)(Ê) 27,240 3.713 09/15/27 27,540
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 380 5.000 12/15/25 382
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,507
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,817
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds (~)(ae)(Ê) 16,500 5.000 01/01/55 17,352
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,292
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,116
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,409
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 469
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 640
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 527
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 523
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 472
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,113
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,438
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,746
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 707
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 680
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 526

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Travis County Development Authority Special Assessment (Þ) 563 4.500 09/01/31 560
Travis County Development Authority Special Assessment (Þ) 500 4.250 09/01/32 501
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 300
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 553
Travis County Development Authority Special Assessment 688 5.000 09/01/44 605
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 01/01/59 732
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,370
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 131
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 824
Viridian Municipal Management District Special Assessment 52 2.375 12/01/25 52
Viridian Municipal Management District Special Assessment 465 3.750 12/01/27 457
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,778
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 477
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,001
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 561
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 260
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 277
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 891
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,001
Wylie Independent School District/Collin County General Obligation Unlimited 5,000 5.250 08/15/49 5,135
577,138
Utah - 1.7%
City of Salt Lake Airport Revenue Bonds 1,500 5.000 07/01/43 1,504
City of Salt Lake City Public Utilities Revenue Bonds 2,200 5.000 02/01/43 2,288
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,262
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,243
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,356
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,150 5.000 06/01/35 1,256
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.000 06/01/36 1,737
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,000 5.000 06/01/37 1,064
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,605 5.000 06/01/39 1,670
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 2,855 5.250 06/01/41 3,024
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 825 5.250 06/01/42 858
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 4,000 5.250 06/01/44 4,155
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,383
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,697
Intermountain Power Agency Revenue Bonds 265 5.000 07/01/38 277
Intermountain Power Agency Revenue Bonds 1,370 5.000 07/01/40 1,416
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,241
Intermountain Power Agency Revenue Bonds 3,385 5.000 07/01/42 3,440
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/44 775
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,054
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,880
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 6.250 06/01/55 509
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 493
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,563
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 236
Point Phase 1 Public Infrastructure District No. 1 Revenue Bonds 1,000 5.125 03/01/35 1,013
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 455 3.400 02/01/28 459
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/43 569
Utah Housing Corp. Revenue Bonds 3,485 6.500 07/01/55 3,899

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Housing Corp. Revenue Bonds 8,100 6.750 07/01/55 9,290
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 139
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,367
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 165
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 249
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,683
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,827
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,975
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,010
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 923
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,302
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,157
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 824
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,082
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,278
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 970
Utah Transit Authority Revenue Bonds 2,475 5.000 12/15/43 2,578
101,140
Vermont - 0.0%
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 424
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 928
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 484
Vermont Housing Finance Agency Revenue Bonds 400 4.750 11/01/48 404
2,240
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,055
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,060
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,224
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,124
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 546
Virgin Islands Public Finance Authority Revenue Bonds (µ) 630 5.000 10/01/32 636
Virgin Islands Transportation and Infrastructure Corp. Revenue Bonds 1,000 5.000 09/01/43 1,010
31,655
Virginia - 1.5%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,322
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/53 1,395
Ballston Quarter Community Development Authority Tax Allocation 140 5.000 03/01/26 138
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 372
Ballston Quarter Community Development Authority Tax Allocation 916 1.000 03/01/59 775
Chesapeake Bay Bridge and Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,771
Chesapeake Redevelopment and Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 864
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 928
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 149
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,416
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,152
FHLMC Multifamily VRD Certificates Revenue Bonds 14,941 4.759 08/25/41 14,899
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,129
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 796
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 737
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 976
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,017

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 11/01/35 4,317
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 806
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 49
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 31
Salem Economic Development Authority Revenue Bonds 400 5.500 04/01/45 394
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 834
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 369
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 114
Virginia College Building Authority Revenue Bonds 300 6.000 06/01/50 310
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,156
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 905
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,105
Virginia Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.625 07/01/55 4,250
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,745
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,057
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,086
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 907
Winchester Economic Development Authority Revenue Bonds 275 5.000 01/01/40 283
Winchester Economic Development Authority Revenue Bonds 1,035 5.000 01/01/41 1,055
Winchester Economic Development Authority Revenue Bonds 420 5.000 01/01/42 424
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 4,194
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 11/01/40 11,669
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,384
88,280
Washington - 1.5%
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,869
City of Seattle Drainage and Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,632
City of Seattle Drainage and Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,846
City of Seattle Drainage and Wastewater Revenue Bonds 500 4.000 09/01/37 501
City of Seattle Municipal Light and Power Revenue Bonds 220 4.000 07/01/37 218
City of Seattle Municipal Light and Power Revenue Bonds 2,355 4.000 07/01/41 2,172
City of Tacoma Electric System Revenue Bonds 1,645 5.250 01/01/50 1,696
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 2.960 01/01/40 14,184
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,688
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,911
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,724
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,675
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,074
Energy Northwest Revenue Bonds 2,825 5.000 07/01/42 2,956
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,056
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 521
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,626
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 684
Pierce County School District No. 403 Bethel General Obligation Unlimited 2,020 5.000 12/01/42 2,110
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/43 1,341
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 872
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 931
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,582
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,049

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 4,965
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,871
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,314
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,140
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,270
State of Washington General Obligation Unlimited 810 5.000 02/01/49 821
Washington Health Care Facilities Authority Revenue Bonds 1,275 5.000 08/01/38 1,281
Washington Health Care Facilities Authority Revenue Bonds 1,650 4.000 03/01/41 1,460
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/42 1,540
Washington Health Care Facilities Authority Revenue Bonds (~)(µ)(ae)(Ê) 2,000 5.000 08/15/55 2,183
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 2,961
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,834
Washington State Housing Finance Commission Revenue Bonds (Þ) 625 4.500 07/01/30 615
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,250 5.000 07/01/36 1,304
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,500 5.000 07/01/37 1,555
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 269
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 229
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,731 4.085 03/20/50 3,432
89,962
West Virginia - 0.7%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 145 7.000 06/01/43 148
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,944
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,205
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,175 3.375 03/01/40 4,194
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 3.700 12/01/42 1,520
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,521
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 400
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 771
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 507
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 233
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 273
West Virginia Hospital Finance Authority Revenue Bonds 3,270 5.000 06/01/37 3,451
West Virginia Hospital Finance Authority Revenue Bonds 4,000 5.000 06/01/39 4,128
West Virginia Hospital Finance Authority Revenue Bonds 2,000 5.000 06/01/40 2,045
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,783
West Virginia Hospital Finance Authority Revenue Bonds 2,730 5.250 06/01/43 2,797
West Virginia Hospital Finance Authority Revenue Bonds 3,000 5.250 06/01/44 3,060
West Virginia Hospital Finance Authority Revenue Bonds 1,750 5.250 06/01/45 1,777
West Virginia Hospital Finance Authority Revenue Bonds (~)(Ê) 2,400 5.000 06/01/55 2,573
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 400 5.000 08/01/27 414
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 949
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 946
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,761
40,400
Wisconsin - 1.6%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,395
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,525
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,026
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,452
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,153
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 853
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,074
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 447
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 45
Public Finance Authority Revenue Bonds (Þ) 1,320 4.000 04/01/32 1,301
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 441
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 55
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 816
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,286
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,019
Public Finance Authority Revenue Bonds (Þ) 825 5.000 12/15/34 837
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 235 5.000 07/01/35 236
Public Finance Authority Revenue Bonds (Þ) 215 5.000 12/01/35 211
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 29
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 28
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 257
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 572
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 32
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 63
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 102
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 32
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 39
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 219
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 398
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,231
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 127
Public Finance Authority Revenue Bonds (Þ) 1,500 5.500 06/01/40 1,531
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 404
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 31
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 38
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,967
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 105
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 61
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 635 4.000 10/01/41 674
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 616
Public Finance Authority Revenue Bonds 370 5.250 06/01/45 354
Public Finance Authority Revenue Bonds 475 5.250 06/15/45 475
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 252
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 5,969
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 715
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 567
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/39 262
Racine Unified School District General Obligation Unlimited (µ) 585 5.000 04/01/40 607
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/41 361
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,506
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 800
Wisconsin Health and Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 51
Wisconsin Health and Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 120
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 257
Wisconsin Health and Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 112
Wisconsin Health and Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 478
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/42 1,446
Wisconsin Health and Educational Facilities Authority Revenue Bonds 155 6.375 07/01/45 158
Wisconsin Health and Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 99
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 33,335 2.800 02/15/50 33,335
Wisconsin Health and Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 965
Wisconsin Health and Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 2.470 08/15/54 398
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,557
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,277
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/27 4,896
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,046
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 1,881
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,905 6.000 09/01/54 3,138
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/58 2,042
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,027
94,285
Wyoming - 0.1%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 5,821
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,572
7,393
Total Municipal Bonds
(cost $5,981,772) 5,879,511
Total Investments - 99.4%
(identified cost $5,981,772) 5,879,511
Other Assets and Liabilities, Net - 0.6%
37,203
Net Assets - 100.0%
5,916,714

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 397
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 520,000 100.76 524
525
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 6,600,000 98.78 6,536
6,440
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.55 736
727
Arizona Industrial Development Authority Revenue Bonds 04/15/21 215,000 101.70 219
201
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,237
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.25 248
244
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.45 766
759
Artisan Lakes East Community Development District Special Assessment 06/17/21 50,000 100.00 50
49
Astonia Community Development District Special Assessment 07/09/21 45,000 100.00 45
44
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
235
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
494
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 93.05 1,935
1,876
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 445,000 98.79 440
438
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.67 498
496
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
855
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.28 256
258
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.63 127
120
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.38 99
90
California Municipal Finance Authority Revenue Bonds 05/08/25 405,000 100.00 405
400
California School Finance Authority Revenue Bonds 07/16/21 500,000 111.63 558
490
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.84 1,028
977
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.24 741
763
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.93 124
112
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.46 88
78
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
101
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.70 429
416
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.63 252
218
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.56 254
228
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,620,000 99.70 1,615
1,607
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 103.15 361
356
California Statewide Communities Development Authority Revenue Bonds 05/15/25 775,000 100.00 775
773
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.32 232
218
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.77 264
253
Capital Projects Finance Authority Revenue Bonds 07/25/25 225,000 98.87 222
224
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
115
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.57 493
454
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.56 1,056
962
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.75 109
84
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.92 1,539
1,407
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.69 145
140
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.88 145
140
Capital Trust Authority Revenue Bonds 07/14/25 400,000 98.35 393
386
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,715,000 99.11 3,669
3,808
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.31 1,051
904
Chester County Industrial Development Authority Special Assessment 08/16/18 100,000 99.70 100
100
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.72 4,736
5,165
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 104.39 391
363
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 106.75 400
377
City of Anna Special Assessment Revenue Bonds 09/13/23 369,000 100.00 369
371
City of Austin Special Assessment Revenue Bonds 11/22/24 465,000 99.38 462
466
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.70 1,002
948
City of Celina Special Assessment Revenue Bonds 08/12/20 75,000 100.00 75
73
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
201
City of Celina Special Assessment Revenue Bonds 04/13/22 191,000 100.00 191
191
City of Celina Special Assessment Revenue Bonds 09/14/22 129,000 100.00 129
129
City of Celina Special Assessment Revenue Bonds 04/12/23 510,000 100.00 510
506
City of Celina Special Assessment Revenue Bonds 07/12/23 186,000 100.00 186
188
City of Celina Special Assessment Revenue Bonds 04/10/24 165,000 100.00 165
165
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
199
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
320
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
250
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
284

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
303
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 600,000 100.00 600
589
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.60 423
406
City of Dripping Springs Special Assessment 06/07/23 372,000 100.00 372
371
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
377
City of Fate Special Assessment Revenue Bonds 04/05/22 185,000 100.00 185
184
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 104.95 1,050
862
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.58 1,531
1,370
City of Fort Lauderdale Special Assessment 02/11/22 230,000 110.51 254
247
City of Fort Lauderdale Special Assessment 02/11/22 240,000 112.08 269
259
City of Fort Lauderdale Special Assessment 02/11/22 255,000 113.47 289
275
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.09 210
220
City of Haslet Special Assessment Revenue Bonds 10/19/21 179,000 100.00 179
177
City of Hutto Special Assessment Revenue Bonds 10/22/21 153,000 100.00 153
152
City of Justin Special Assessment Revenue Bonds 03/27/18 745,000 100.00 745
747
City of Kyle Special Assessment Revenue Bonds 10/20/21 165,000 100.00 165
164
City of Kyle Special Assessment Revenue Bonds 03/23/22 385,000 100.00 385
382
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
468
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.53 2,061
1,982
City of Kyle Special Assessment Revenue Bonds 10/18/23 230,000 99.56 229
236
City of Kyle Special Assessment Revenue Bonds 10/16/24 351,000 100.00 351
347
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
202
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.14 898
868
City of Lavon Special Assessment Revenue Bonds 10/16/24 240,000 100.00 240
237
City of Lavon Special Assessment Revenue Bonds 07/16/25 1,100,000 100.00 1,100
1,090
City of Lowry Crossing Special Assessment 06/11/25 733,000 100.00 733
739
City of Lowry Crossing Special Assessment 06/11/25 320,000 99.68 319
316
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.77 232
232
City of Manor Special Assessment Revenue Bonds 05/08/25 310,000 100.00 310
304
City of Mesquite Special Assessment Revenue Bonds 09/05/18 240,000 100.00 240
241
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
585
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
758
City of Midlothian Special Assessment Revenue Bonds 03/24/21 145,000 100.00 145
144
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 284,000 100.00 284
288
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.73 308
304
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 417,000 100.00 417
419
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
502
City of Princeton Special Assessment Revenue Bonds 04/24/18 295,000 100.00 295
296
City of Princeton Special Assessment Revenue Bonds 10/02/20 50,000 100.03 50
50
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
115
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
192
City of Princeton Special Assessment Revenue Bonds 03/29/22 134,000 100.00 134
134
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
270
City of Princeton Special Assessment Revenue Bonds 02/14/23 732,000 100.00 732
726
City of Princeton Special Assessment Revenue Bonds 10/11/23 344,000 100.00 344
352
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
293
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.41 179
152
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
85
City of Royse Special Assessment Revenue Bonds 10/11/23 203,000 100.00 203
207
City of Royse Special Assessment Revenue Bonds 07/10/24 400,000 99.11 396
382
City of Royse Special Assessment Revenue Bonds 07/09/25 598,000 100.00 598
601
City of Royse Special Assessment Revenue Bonds 07/09/25 606,000 99.40 602
590
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
656
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
874
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.69 249
230
City of Waxahachie Special Assessment 05/17/22 301,000 100.00 301
302
City of Wharton Special Assessment Revenue Bonds 06/24/25 530,000 99.66 528
521
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 106.22 489
482
Club Municipal Management District No. 1 Special Assessment 12/01/21 83,000 100.00 83
82
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
403
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.64 234
225
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
309
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 100,000 104.31 104
99
Corkscrew Farms Community Development District Special Assessment 12/13/17 125,000 100.00 125
125
County of Bastrop Special Assessment Revenue Bonds 05/22/23 367,000 99.66 366
365
County of Gallatin Revenue Bonds 12/09/21 450,000 104.33 470
359

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 399
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.61 2,386
2,132
County of Gallatin Revenue Bonds 02/11/25 655,000 68.60 449
451
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.77 274
275
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.56 1,199
1,168
Creek Preserve Community Development District Special Assessment 01/17/24 500,000 98.75 494
493
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.49 796
656
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,125,000 99.31 1,120
1,072
Doylestown Hospital Authority Revenue Bonds 04/15/24 490,000 101.27 496
537
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
56
DW Bayview Community Development District Special Assessment 02/05/21 10,000 100.00 10
10
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.61 60
57
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 290,000 99.90 290
289
Entrada Community Development District Special Assessment 09/23/21 370,000 99.65 369
345
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.52 1,256
1,264
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 104.07 104
101
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 106.11 159
154
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.21 138
125
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 102.58 226
214
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 108.98 147
133
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 110.12 110
97
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 102.34 102
100
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.43 957
940
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.34 803
752
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.58 151
135
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 1,175,000 99.42 1,168
1,157
Florida Local Government Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
616
Hammock Oaks Community Development District Special Assessment 03/26/25 500,000 100.00 500
506
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
611
Harmony West Community Development District Special Assessment 06/19/18 345,000 100.00 345
347
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
134
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.53 1,294
1,346
Illinois Finance Authority Revenue Bonds 04/03/25 155,000 101.07 157
152
Illinois Finance Authority Revenue Bonds 05/08/25 700,000 96.19 673
676
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.53 503
525
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 450,000 100.00 450
448
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
248
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
253
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
663
Lake Emma Community Development District Special Assessment 07/07/23 95,000 99.78 95
95
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.93 310
300
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
97
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 325,000 100.37 326
322
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 450,000 100.60 453
425
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.13 2,353
2,351
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.33 546
552
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.73 1,207
1,208
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.55 561
437
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 104.53 105
97
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 825,000 101.20 835
854
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.34 447
430
McJunkin Parkland Community Development District Special Assessment 11/01/18 445,000 100.00 445
448
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,569
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
509
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.93 505
493
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 103.30 103
101
Mississippi Development Bank Revenue Bonds 11/07/23 100,000 99.77 100
101
Mississippi Development Bank Revenue Bonds 11/07/23 175,000 99.79 175
176
Mississippi Development Bank Revenue Bonds 05/13/25 225,000 100.03 225
227
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 145,000 99.04 144
148
Naples Reserve Community Development District Special Assessment 05/10/18 455,000 99.71 454
457
Nevada Department of Business and Industry Revenue Bonds 04/06/18 390,000 100.00 390
391
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 440,000 100.00 440
439
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.41 1,269
1,194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 105.74 566
535

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.63 408
416
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.92 892
924
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.65 508
515
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 81.64 302
311
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.36 1,004
958
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.70 1,177
1,171
New York Liberty Development Corp. Revenue Bonds 07/07/20 7,160,000 97.19 6,857
6,874
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.56 679
675
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,490
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.91 742
740
Northridge Community Development District Special Assessment 05/15/25 225,000 100.00 225
228
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 109.93 1,099
1,048
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.07 781
742
Parish of St. James Revenue Bonds 04/11/25 1,000,000 104.01 1,040
1,068
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 104.75 691
672
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 106.83 443
426
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 107.61 474
452
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 245,000 100.45 246
249
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.11 143
143
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 825,000 100.00 825
835
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
95
Pine Isle Community Development District Special Assessment 11/04/21 125,000 100.00 125
123
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.21 100
96
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.21 1,443
1,448
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 470,000 99.54 468
477
Public Finance Authority Revenue Bonds 12/03/20 215,000 109.93 236
211
Public Finance Authority Revenue Bonds 01/21/22 1,320,000 100.60 1,328
1,301
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.29 775
616
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.39 465
447
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.57 471
441
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.80 988
1,019
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.53 402
398
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 104.06 1,353
1,231
Public Finance Authority Revenue Bonds 09/25/24 825,000 105.80 873
837
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.18 243
219
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.63 1,295
1,286
Public Finance Authority Revenue Bonds 03/24/25 1,500,000 103.26 1,549
1,531
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 11/16/21 4,655,000 102.06 4,795
4,714
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 10/12/22 9,400,000 95.25 8,388
8,872
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.86 1,856
1,931
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.89 5,563
5,719
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.36 8,746
8,871
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 775,000 103.97 806
814
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.13 1,189
1,114
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.68 299
283
Rivers Edge III Community Development District Special Assessment 04/07/21 60,000 99.95 60
59
Riverwalk Community Development District Special Assessment 03/07/25 250,000 100.00 250
252
Rye Ranch Community Development District Special Assessment 09/13/23 185,000 100.00 185
187
Savanna Lakes Community Development District Special Assessment 05/11/23 150,000 99.87 150
149
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 190,000 100.00 190
190
Seminole Palms Community Development District Special Assessment 09/04/24 700,000 100.00 700
697
Sherwood Manor Community Development District Special Assessment 09/13/18 470,000 99.52 468
472
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.87 328
296
Somerset Bay Community Development District Special Assessment 05/20/24 325,000 100.00 325
324
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 600,000 102.24 613
589
Stonewater Community Development District Special Assessment 10/13/21 115,000 100.00 115
113
Stuart Crossing Community Development District Special Assessment 03/13/24 230,000 100.00 230
229
Summerstone Community Development District Special Assessment 09/09/21 60,000 100.00 60
59
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,717
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
520
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.90 400
401
Town of Bridgeville Special Tax 04/24/24 1,945,000 99.01 1,924
1,864
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
680
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
707
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
526
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
300
Travis County Development Authority Special Assessment 03/19/24 563,000 100.00 563
560

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 401
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Travis County Development Authority Special Assessment 12/03/24 600,000 100.12 601
553
Travis County Development Authority Special Assessment 12/03/24 500,000 99.87 499
501
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
419
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
186
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 92.15 230
245
Union Park East Community Development District Special Assessment 01/12/22 22,500 100.05 23
22
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.54 400
404
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
47
Veranda Community Development District II Special Assessment 02/24/21 10,000 100.00 10
10
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 550,000 98.30 541
484
Village Community Development District No. 15 Special Assessment 06/22/23 130,000 100.00 130
132
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
201
Village Community Development District No. 15 Special Assessment 06/22/23 655,000 100.00 655
664
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.51 212
228
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,500,000 104.46 1,567
1,555
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,250,000 105.19 1,315
1,304
Washington State Housing Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
615
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,827
West Port East Community Development District Special Assessment 06/13/25 265,000 100.00 265
269
Wisconsin Health and Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 101.49 1,507 1,506
192,160
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 237,041 $ — $ — $ 237,041
Alaska — 7,786 — — 7,786
Arizona — 114,163 — — 114,163
Arkansas — 16,030 — — 16,030
California — 482,354 — — 482,354
Colorado — 149,382 — — 149,382
Connecticut — 99,829 — — 99,829
Delaware — 34,537 — — 34,537
District of Columbia — 50,790 — — 50,790
Florida — 330,707 — — 330,707
Georgia — 198,018 — — 198,018
Guam — 38,344 — — 38,344
Hawaii — 13,193 — — 13,193
Idaho — 10,846 — — 10,846
Illinois — 615,923 — — 615,923
Indiana — 70,661 — — 70,661
Iowa — 45,589 — — 45,589
Kansas — 16,955 — — 16,955
Kentucky — 118,040 — — 118,040
Louisiana — 129,410 — — 129,410
Maine — 9,318 — — 9,318
Maryland — 66,658 — — 66,658
Massachusetts — 66,672 — — 66,672
Michigan — 118,667 — — 118,667
Minnesota — 29,007 — — 29,007
Mississippi — 106,735 — — 106,735
Missouri — 68,076 — — 68,076
Montana — 14,602 — — 14,602
Nebraska — 15,408 — — 15,408
Nevada — 51,824 — — 51,824
New Hampshire — 62,569 — — 62,569
New Jersey — 169,454 — — 169,454
New Mexico — 16,108 — — 16,108
New York — 489,906 — — 489,906
North Carolina — 69,711 — — 69,711
North Dakota — 11,347 — — 11,347
Ohio — 73,749 — — 73,749
Oklahoma — 35,611 — — 35,611
Oregon — 27,140 — — 27,140
Pennsylvania — 186,694 — — 186,694
Puerto Rico — 187,445 — — 187,445
Rhode Island — 28,262 — — 28,262

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 403
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 71,737 — — 71,737
South Dakota — 8,583 — — 8,583
Tennessee — 82,137 — — 82,137
Texas — 577,138 — — 577,138
Utah — 101,140 — — 101,140
Vermont — 2,240 — — 2,240
Virgin Islands — 31,655 — — 31,655
Virginia — 88,280 — — 88,280
Washington — 89,962 — — 89,962
West Virginia — 40,400 — — 40,400
Wisconsin — 94,285 — — 94,285
Wyoming — 7,393 — — 7,393
Total Investments
$ — $ 5,879,511 $ — $ — $ 5,879,511
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.7%
Australia - 7.5%
Atlas Arteria, Ltd. 1,666,068 5,500
Cleanaway Waste Management, Ltd. 484,862 896
NEXTDC, Ltd.(Æ) 69,757 642
Qube Holdings, Ltd. 960,662 2,678
Transurban Group(Æ) 1,837,717 16,304
26,020
Brazil - 0.7%
Cia Paranaense de Energia - Copel 263,081 519
Equatorial Energia SA 30,477 185
Motiva Infraestrutura de Mobilidade SA 361,046 794
Rumo SA 275,287 813
2,311
Canada - 5.4%
AltaGas, Ltd. 32,096 948
Canadian National Railway Co. 5,201 486
Canadian Pacific Kansas City, Ltd. 10,551 776
Enbridge, Inc. 205,219 9,294
Keyera Corp. 17,039 535
Pembina Pipeline Corp. 56,726 2,108
South Bow Corp. Class W 15,097 396
TC Energy Corp. 86,800 4,145
18,688
China - 2.0%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,356,000 1,693
China Tower Corp., Ltd. Class H(Þ) 1,655,400 2,320
COSCO SHIPPING Ports, Ltd. 866,000 608
ENN Energy Holdings, Ltd. 283,382 2,313
6,934
France - 6.7%
Aeroports de Paris SA 70,633 8,545
Engie SA 77,870 1,750
Getlink SE 567,592 10,285
Veolia Environnement SA 32,370 1,095
Vinci SA 10,782 1,493
23,168
Germany - 2.2%
E.ON SE 106,120 1,933
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 25,402 1,894
RWE AG 92,065 3,777
7,604
Hong Kong - 0.2%
Power Assets Holdings, Ltd. 100,000 659
Italy - 3.3%
Enav SpA(Þ) 152,370 667
Enel SpA 490,611 4,325
Hera SpA 555,494 2,373
Infrastrutture Wireless Italiane SpA(Þ) 167,738 1,981
Italgas SpA 46,710 387
Snam SpA 128,773 745
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terna - Rete Elettrica Nazionale 107,097 1,032
11,510
Japan - 2.0%
Chubu Electric Power Co., Inc. 30,200 368
East Japan Railway Co. 17,301 368
Japan Airport Terminal Co., Ltd. 144,900 4,391
Osaka Gas Co., Ltd. 11,500 289
Tokyo Metro Co., Ltd. 82,900 893
West Japan Railway Co. 32,100 704
7,013
Luxembourg - 0.1%
SES SA 47,995 331
Malaysia - 0.2%
Tenaga Nasional BHD 279,500 850
Mexico - 7.2%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 87,844 1,165
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,193 1,404
Grupo Aeroportuario del Pacifico SAB
de CV Class B 370,839 8,520
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 13,452 3,091
Grupo Aeroportuario del Sureste SAB
de CV Class B 202,430 6,136
Grupo Aeroportuario del Sureste SAB
de CV - ADR 10,757 3,263
Promotora y Operadora de
Infraestructura SAB de CV 130,477 1,538
25,117
Netherlands - 0.1%
Koninklijke Vopak NV 10,815 516
New Zealand - 1.6%
Auckland International Airport, Ltd. 1,179,874 5,223
Infratil, Ltd. 77,023 526
5,749
Philippines - 0.4%
International Container Terminal
Services, Inc. 167,475 1,282
Singapore - 0.3%
Sembcorp Industries, Ltd. 168,000 998
Spain - 5.3%
Aena SME SA(Þ) 491,489 13,228
Cellnex Telecom SA(Þ) 36,451 1,279
Iberdrola SA 209,845 3,683
Redeia Corp. SA 10,905 211
18,401
Switzerland - 1.9%
Flughafen Zurich AG 23,191 6,534
United Kingdom - 4.3%
National Grid PLC 701,450 9,854

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC - ADR 6,763 476
Pennon Group PLC 53,054 348
Severn Trent PLC Class H 99,100 3,474
SSE PLC 39,786 969
15,121
United States - 45.3%
AES Corp. (The) 55,605 731
Alliant Energy Corp. 21,410 1,392
Ameren Corp. 32,104 3,247
American Electric Power Co., Inc. 43,331 4,902
American Tower Corp.(ö) 8,315 1,733
Casella Waste Systems, Inc. Class A(Æ) 6,046 657
CenterPoint Energy, Inc. 108,256 4,202
Cheniere Energy, Inc. 39,650 9,353
CMS Energy Corp. 7,026 519
Constellation Energy Corp. 22,010 7,656
Crown Castle, Inc.(ö) 5,896 620
CSX Corp. 47,228 1,678
Digital Realty Trust, Inc.(ö) 3,656 645
Dominion Energy, Inc. 82,120 4,800
DT Midstream, Inc. 26,755 2,749
DTE Energy Co. 2,812 389
Duke Energy Corp. 50,150 6,100
Entergy Corp. 77,902 7,045
Equinix, Inc.(ö) 2,025 1,590
Evergy, Inc. 53,840 3,812
Eversource Energy 26,082 1,724
Exelon Corp. 36,372 1,635
Ferrovial SE 8,534 437
GFL Environmental, Inc. 15,471 779
IDACORP, Inc. 1,522 191
Kinder Morgan, Inc. 132,445 3,716
Kinetik Holdings, Inc. 7,578 329
NextEra Energy, Inc. 210,069 14,927
NiSource, Inc. 80,819 3,431
Norfolk Southern Corp. 12,804 3,559
NRG Energy, Inc. 6,036 1,009
ONEOK, Inc. 103,075 8,463
PG&E Corp. 53,035 744
Pinnacle West Capital Corp. 4,741 430
PPL Corp. 54,313 1,938
Public Service Enterprise Group, Inc. 45,220 4,060
Republic Services, Inc. Class A 8,935 2,061
SBA Communications Corp.(ö) 1,797 404
Sempra Energy 101,736 8,310
Southern Co. (The) 31,365 2,963
Targa Resources Corp. 32,484 5,406
TXNM Energy, Inc. 8,568 487
UGI Corp. 36,797 1,331
Union Pacific Corp. 439 97
Venture Global, Inc. Class A 32,721 502
Vistra Corp. 16,517 3,444
Waste Connections, Inc. 10,825 2,021
Waste Management, Inc. 10,017 2,295
WEC Energy Group, Inc. 17,681 1,929
Williams Cos., Inc. (The) 120,886 7,247
Xcel Energy, Inc. 105,090 7,718
157,407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $258,376) 336,213
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 9,480,789 (∞) 9,478
Total Short-Term Investments
(cost $9,478) 9,478
Total Investments - 99.4%
(identified cost $267,854) 345,691
Other Assets and Liabilities,
Net - 0.6%
2,009
Net Assets - 100.0%
347,700

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.6%
Aena SME SA 02/11/15 EUR 491,489 9.96 4,894
13,228
Cellnex Telecom SA 03/20/19 EUR 36,451 32.70 1,192
1,279
China Tower Corp., Ltd. 03/03/25 HKD 1,655,400 1.42 2,356
2,320
Enav SpA 04/07/25 EUR 152,370 4.30 655
667
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 167,738 10.02 1,681 1,981
19,475
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 36 EUR 1,923 09/25
13
MSCI Emerging Markets Index Futures 14 USD 867 09/25
27
S&P E-Mini Energy Select Sector Futures 12 USD 1,101 09/25
(9)
S&P E-Mini Utilities Select Sector Futures 51 USD 4,428 09/25
233
SPI 200 Index Futures 7 AUD 1,523 09/25 20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 284
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 979 AUD 1,500 09/17/25 (14)
Bank of America USD 2,094 EUR 1,800 09/17/25 (34)
Bank of America AUD 400 USD 261 09/17/25 3
Bank of America AUD 450 USD 296 09/17/25 7
Bank of America AUD 600 USD 391 09/17/25 5
Bank of America AUD 900 USD 588 09/17/25 9
Bank of America AUD 1,100 USD 719 09/17/25 11
Bank of America EUR 500 USD 578 09/17/25 6
Bank of America EUR 500 USD 591 09/17/25 19
Bank of America EUR 500 USD 582 09/17/25 9
Bank of America EUR 1,100 USD 1,283 09/17/25 24
Bank of America EUR 1,400 USD 1,610 09/17/25 8
Royal Bank of Canada USD 1,137 AUD 1,741 09/17/25 (17)
Royal Bank of Canada USD 2,385 EUR 2,063 09/17/25 (24)
State Street USD 1,137 AUD 1,741 09/17/25 (17)
State Street USD 2,383 EUR 2,063 09/17/25 (23)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (28)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 407
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 26,020 $ —
$ —
$ 26,020
Brazil 2,311 — —
—
2,311
Canada 18,688 — —
—
18,688
China — 6,934 —
—
6,934
France — 23,168 —
—
23,168
Germany — 7,604 —
—
7,604
Hong Kong — 659 —
—
659
Italy — 11,510 —
—
11,510
Japan — 7,013 —
—
7,013
Luxembourg — 331 —
—
331
Malaysia — 850 —
—
850
Mexico 25,117 — —
—
25,117
Netherlands — 516 —
—
516
New Zealand — 5,749 —
—
5,749
Philippines — 1,282 —
—
1,282
Singapore — 998 —
—
998
Spain — 18,401 —
—
18,401
Switzerland — 6,534 —
—
6,534
United Kingdom 476 14,645 —
—
15,121
United States 156,970 437 —
—
157,407
Short-Term Investments — — — 9,478 9,478
Total Investments 203,562 132,651 — 9,478 345,691
Other Financial Instruments
Assets
Futures Contracts 293 — — — 293
Foreign Currency Exchange Contracts — 10 1 — — 10 1
Liabilities
Futures Contracts (9) — — — (9)
Foreign Currency Exchange Contracts — (129) — — (129)
Total Other Financial Instruments
*
$ 284 $ (28) $ — $ — $ 256
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Global Infrastructure Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Common Stocks
Airport Services .................................................................................
65,754
Cable & Satellite ................................................................................
331
Construction & Engineering ..............................................................
1,930
Diversified ..........................................................................................
1,665
Electric Utilities .................................................................................
77,474
Environmental & Facilities Services .................................................
8,709
Gas Utilities .......................................................................................
6,013
Highways & Railtracks ......................................................................
34,421
Integrated Telecommunication Services ............................................
4,302
Marine Ports & Services ....................................................................
4,568
Multi-Sector Holdings .......................................................................
526
Multi-Utilities ....................................................................................
57,317
Oil & Gas Storage & Transportation .................................................
54,759
Rail Transportation .............................................................................
9,375
Technology .........................................................................................
5,247
Water Utilities ....................................................................................
3,822
Short-Term Investments .......................................................
9,478
Total Investments ............................................................................... 345,691
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,375 $ 111,514 $ 111,409 $ (2) $ — $ 9,478 $ 387 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Australia - 6.5%
Charter Hall Group(ö) 107,605 1,385
Dexus Property Group(ö) 282,232 1,275
Gemlife Communities Group(Æ) 39,855 110
Goodman Group(ö) 441,405 9,836
GPT Group (The)(ö) 347,848 1,134
Ingenia Communities Group(ö) 360,002 1,215
Mirvac Group(ö) 1,998,418 2,872
NEXTDC, Ltd.(Æ) 68,063 626
Region Group(ö) 18,481 28
Scentre Group(ö) 1,118,214 2,690
Stockland(ö) 720,922 2,555
23,726
Belgium - 1.0%
Aedifica SA(ö) 25,676 1,882
Shurgard Self Storage, Ltd.(ö) 8,401 333
VGP NV 2,627 276
Warehouses De Pauw CVA(ö) 51,157 1,187
3,678
Canada - 1.3%
Boardwalk Real Estate Investment
Trust(ö) 4,560 235
Chartwell Retirement Residences 122,122 1,561
Choice Properties Real Estate
Investment Trust(ö) 125,389 1,284
First Capital Real Estate Investment
Trust(ö) 112,149 1,505
4,585
France - 2.6%
Argan SA(ö) 5,403 406
Covivio SA(ö) 17,926 1,163
ICADE SA(ö) 7,293 174
Klepierre SA(ö) 87,996 3,355
Mercialys SA(ö) 36,981 458
Unibail-Rodamco-Westfield(ö) 39,367 3,820
9,376
Germany - 2.3%
LEG Immobilien SE 10,655 849
Sirius Real Estate, Ltd.(ö) 419,759 576
TAG Immobilien AG 89,572 1,443
Vonovia SE 184,553 5,744
8,612
Hong Kong - 3.1%
Hongkong Land Holdings, Ltd. 249,900 1,504
Hysan Development Co., Ltd. 60,000 120
Link REIT(ö) 676,483 3,763
Sun Hung Kai Properties, Ltd. 341,043 4,052
SUNeVision Holdings, Ltd. 334,000 329
Wharf Real Estate Investment Co., Ltd. 552,000 1,749
11,517
Japan - 8.9%
Activia Properties, Inc.(ö) 1,278 1,093
Daiwa Securities Living Investments
Corp.(ö) 1,565 1,061
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GLP J-REIT(ö) 248 217
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,471 1,206
Invincible Investment Corp.(ö) 3,086 1,367
Japan Hotel REIT Investment Corp.(ö) 472 259
Japan Metropolitan Fund Investment
Corp.(ö) 2,705 1,971
Japan Real Estate Investment Corp.(ö) 1,388 1,130
KDX Realty Investment Corp. Class
A(ö) 1,720 1,851
Keihanshin Building Co., Ltd. 94,800 977
Mitsubishi Estate Co., Ltd. 253,018 4,732
Mitsui Fudosan Co., Ltd. 519,381 4,657
Mitsui Fudosan Logistics Park, Inc.(ö) 3,434 2,305
Mori Trust Sogo REIT, Inc.(ö) 2,755 1,341
Nippon Accommodations Fund, Inc.(ö) 1,240 974
Nippon Building Fund, Inc.(ö) 759 697
Nippon Prologis REIT, Inc.(ö) 3,327 1,797
Nomura Real Estate Holdings, Inc. 12,900 72
Nomura Real Estate Master Fund, Inc.
(ö) 1,156 1,221
Orix JREIT, Inc.(ö) 171 224
Sumitomo Realty & Development Co.,
Ltd. 98,500 3,603
32,755
Netherlands - 0.2%
CTP NV(Þ) 36,693 777
Singapore - 3.1%
CapitaLand Ascendas REIT(ö) 1,652,700 3,534
CapitaLand Integrated Commercial
Trust Class A(ö) 1,376,284 2,325
Capitaland Investment, Ltd. 459,800 978
Digital Core REIT Management Pte,
Ltd.(ö) 1,179,000 617
Frasers Centrepoint Trust(ö) 717,000 1,223
Frasers Logistics & Commercial
Trust(ö)(Þ) 715,500 483
Mapletree Logistics Trust(ö) 1,479,400 1,312
Parkway Life Real Estate Investment
Trust(ö) 252,382 782
11,254
Spain - 0.4%
Cellnex Telecom SA(Þ) 10,907 383
Merlin Properties Socimi SA(ö) 90,610 1,254
1,637
Sweden - 1.4%
Castellum AB 108,685 1,233
Catena AB 17,240 778
Fastighets AB Balder Class B(Æ) 325,903 2,195
Nyfosa AB 54,402 472
Wihlborgs Fastigheter AB 61,492 602
5,280
Switzerland - 1.1%
PSP Swiss Property AG 11,789 2,000

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Prime Site AG Class A 14,120 1,952
3,952
United Kingdom - 4.0%
Big Yellow Group PLC(ö) 83,376 1,028
British Land Co. PLC (The)(ö) 359,885 1,657
Derwent London PLC(ö) 15,815 402
Grainger PLC 439,978 1,191
Land Securities Group PLC(ö) 175,669 1,336
Life Science REIT PLC(ö) 442,419 231
LondonMetric Property PLC(ö) 1,403,402 3,532
PRS REIT PLC (The)(ö) 246,163 343
Safestore Holdings PLC(ö) 62,284 552
Segro PLC(ö) 216,035 1,842
Shaftesbury Capital PLC(ö) 363,124 757
UNITE Group PLC (The)(ö) 181,867 1,795
14,666
United States - 58.6%
Agree Realty Corp.(ö) 81,628 5,853
American Healthcare REIT, Inc.(ö) 70,452 2,722
American Homes 4 Rent Class A(ö) 112,810 3,913
American Tower Corp.(ö) 320 67
Americold Realty Trust, Inc.(ö) 61,977 997
AvalonBay Communities, Inc.(ö) 3,801 708
Brixmor Property Group, Inc.(ö) 126,167 3,297
BXP, Inc.(ö) 2,838 186
Caesars Entertainment, Inc.(Æ) 54,483 1,454
Camden Property Trust(ö) 2,663 291
CareTrust REIT, Inc.(ö) 32,959 1,048
Crown Castle, Inc.(ö) 52,426 5,509
CubeSmart(ö) 66,011 2,568
Digital Realty Trust, Inc.(ö) 91,694 16,178
EastGroup Properties, Inc.(ö) 28,644 4,676
EPR Properties(ö) 43,148 2,375
Equinix, Inc.(ö) 15,963 12,534
Equity Residential(ö) 66,859 4,225
Essential Properties Realty Trust, Inc.
(ö) 138,081 4,210
Essex Property Trust, Inc.(ö) 30,082 7,827
Extra Space Storage, Inc.(ö) 60,379 8,113
First Industrial Realty Trust, Inc.(ö) 43,093 2,099
Healthcare Realty Trust, Inc.(ö) 214,974 3,302
Healthpeak Properties, Inc.(ö) 15,003 254
Highwoods Properties, Inc.(ö) 29,398 853
Host Hotels & Resorts, Inc.(ö) 237,546 3,734
Hudson Pacific Properties, Inc.(Æ)(ö) 477,051 1,169
Independence Realty Trust, Inc.(ö) 9,603 161
Invitation Homes, Inc.(ö) 181,984 5,578
Iron Mountain, Inc.(ö) 81,183 7,904
Kilroy Realty Corp.(ö) 57,587 2,123
Kimco Realty Corp.(ö) 206,736 4,389
Kite Realty Group Trust(ö) 65,780 1,446
Mid-America Apartment Communities,
Inc.(ö) 33,536 4,777
Omega Healthcare Investors, Inc.(ö) 87,361 3,398
PACS Group, Inc.(Æ) 16,278 180
Prologis, Inc.(ö) 148,422 15,848
Public Storage(ö) 15,423 4,194
Realty Income Corp.(ö) 68,339 3,836
Regency Centers Corp.(ö) 38,494 2,748
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ryman Hospitality Properties, Inc.(ö) 1,297 123
Simon Property Group, Inc.(ö) 57,905 9,484
Smartstop Self Storage REIT, Inc. 45,382 1,538
Sun Communities, Inc.(ö) 57,374 7,116
Terreno Realty Corp.(ö) 1,173 65
UDR, Inc.(ö) 66,697 2,621
Ventas, Inc.(ö) 62,459 4,196
VICI Properties, Inc.(ö) 218,107 7,110
Vornado Realty Trust(ö) 2,712 104
Welltower, Inc.(ö) 152,795 25,222
Weyerhaeuser Co.(ö) 50,291 1,260
215,583
Total Common Stocks
(cost $271,125) 347,398
Short-Term Investments - 4.9%
United States - 4.9%
U.S. Cash Management Fund(@) 18,213,587 (∞) 18,208
Total Short-Term Investments
(cost $18,208) 18,208
Total Investments - 99.4%
(identified cost $289,333) 365,606
Other Assets and Liabilities,
Net - 0.6%
2,097
Net Assets - 100.0%
367,703

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 411
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
Cellnex Telecom SA 11/06/23 EUR 10,907 34.45 376
383
CTP NV 04/16/21 EUR 36,693 16.50 606
777
Frasers Logistics & Commercial Trust 03/20/25 SGD 715,500 0.68 487 483
1,643
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 515 USD 18,638 09/25 (229)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (229)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 110 $ 23,616 $ —
$ —
$ 23,726
Belgium — 3,678 —
—
3,678
Canada 4,585 — —
—
4,585
France — 9,376 —
—
9,376
Germany — 8,612 —
—
8,612
Hong Kong — 11,517 —
—
11,517
Japan — 32,755 —
—
32,755
Netherlands — 777 —
—
777
Singapore — 11,254 —
—
11,254
Spain — 1,637 —
—
1,637
Sweden — 5,280 —
—
5,280
Switzerland — 3,952 —
—
3,952
United Kingdom — 14,666 —
—
14,666
United States 215,583 — —
—
215,583
Short-Term Investments — — — 18,208 18,208
Total Investments 220,278 127,120 — 18,208 365,606
Other Financial Instruments
Liabilities
Futures Contracts (229) — — — (229)
Total Other Financial Instruments
*
$ (229) $ — $ — $ — $ (229)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Global Real Estate Securities Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
76,670
Healthcare ..........................................................................................
42,665
Industrial ............................................................................................
46,559
Lodging/Resorts .................................................................................
14,047
Office ..................................................................................................
15,988
Residential ..........................................................................................
52,638
Retail ..................................................................................................
50,398
Self Storage ........................................................................................
18,326
Technology .........................................................................................
30,107
Short-Term Investments .......................................................
18,208
Total Investments ............................................................................... 365,606
Transactions (amounts in thousands) during the period ended July 31, 2025 with underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,047 $ 135,834 $ 128,670 $ (4) $ 1 $ 18,208 $ 456 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 34.4%
Corporate Bonds and Notes - 14.4%
Consumer Discretionary - 3.1%
Cable One, Inc.
7.521% due 03/15/26 (ž) 510 487
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 864 827
Etsy, Inc.
0.250% due 06/15/28 1,039 903
FuboTV, Inc.
3.250% due 02/15/26 556 548
Guess?, Inc.
3.750% due 04/15/28 822 796
indie Semiconductor, Inc.
4.500% due 11/15/27 127 121
JetBlue Airways Corp.
0.500% due 04/01/26 655 631
LCI Industries
1.125% due 05/15/26 652 632
Lucid Group, Inc.
1.250% due 12/15/26 (Þ) 333 306
Magnite, Inc.
0.250% due 03/15/26 812 788
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 946 899
Peloton Interactive, Inc.
6.347% due 02/15/26 (ž) 375 363
RealReal, Inc. (The)
1.000% due 03/01/28 85 69
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 324 316
Vail Resorts, Inc.
5.498% due 01/01/26 (ž) 792 774
Winnebago Industries, Inc.
3.250% due 01/15/30 408 356
8,816
Consumer Staples - 0.4%
Alarm.com, Inc.
5.784% due 01/15/26 (ž) 204 199
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 143 147
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 1,640 —
MGP Ingredients, Inc.
1.875% due 11/15/41 663 630
Spectrum Brands, Inc.
3.375% due 06/01/29 366 333
1,309
Energy - 0.7%
Array Technologies, Inc.
1.000% due 12/01/28 893 728
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 28 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 46 46
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 66 68
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
SOFR + 4.155%)(Ê)(ƒ) 103 103
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 122 125
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 59 59
Enphase Energy, Inc.
5.773% due 03/01/26 (ž) 648 627
7.478% due 03/01/28 (ž) 376 312
2,096
Financial Services - 4.1%
Affirm Holdings, Inc.
5.055% due 11/15/26 (ž) 525 493
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 58 56
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 100 91
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 34 33
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 40 39
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
SOFR + 4.135%)(Ê) 71 72
Athene Holding, Ltd.
6.625% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.607%)(Ê) 5 5
6.875% due 06/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.582%)(Ê) 66 65
Bank of America Corp.
5.518% due 10/25/35 (SOFR +
1.738%)(Ê) 112 112
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.351%)(Ê)(ƒ) 130 130

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 189 194
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 82 82
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 47 46
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 26 26
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê) 38 37
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 39 38
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 804 784
Block, Inc.
5.508% due 05/01/26 (ž) 248 238
0.250% due 11/01/27 297 268
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 235 215
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 133 131
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 175 183
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 125 130
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 227 229
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 159 161
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 61 60
Corebridge Financial, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 09/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.646%)(Ê) 39 39
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 104 107
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 73 72
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 35 36
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 125 125
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 95 93
Global Atlantic Finance Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 68 71
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 27 28
Goldman Sachs Group, Inc. (The)
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 89 91
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 82
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 248 260
Hartford Insurance Group, Inc. (The)
Series ICON
6.713% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 57
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 36 35
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 130 136

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 67 69
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 50 54
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 22
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 164
MetLife, Inc.
6.400% due 12/15/36 25 26
9.250% due 04/08/68 (Þ) 125 148
Pebblebrook Hotel Trust
1.750% due 12/15/26 833 790
PennyMac Corp.
5.500% due 03/15/26 663 660
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 153 148
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 96 96
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 107 108
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 108 110
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 95 92
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 45 46
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 37
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 34
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 83 79
Redfin Corp.
0.500% due 04/01/27 674 620
Redwood Trust, Inc.
7.750% due 06/15/27 358 358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 62 62
Repay Holdings Corp.
6.950% due 02/01/26 (Þ)(ž) 293 283
SBL Holdings, Inc.
5.000% due 02/18/31 (Þ) 39 36
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 99 92
9.508% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 85 87
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 126 130
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 104 108
Summit Hotel Properties, Inc.
1.500% due 02/15/26 942 914
Truist Financial Corp.
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 71 70
Two Harbors Investment Corp.
6.250% due 01/15/26 463 460
Upstart Holdings, Inc.
0.250% due 08/15/26 245 234
US Bancorp
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 27 27
Voya Financial, Inc.
Series A
7.758% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 17 18
Wells Fargo & Co.
5.950% due 12/01/86 44 45
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 149 154
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 119 127
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 36 36
11,746
Health Care - 2.2%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 232 200

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 181 171
BridgeBio Pharma, Inc.
2.250% due 02/01/29 339 325
CONMED Corp.
2.250% due 06/15/27 905 860
DexCom, Inc.
0.250% due 11/15/25 74 73
Envista Holdings Corp.
1.750% due 08/15/28 679 634
Esperion Therapeutics, Inc.
4.000% due 11/15/25 173 170
Guardant Health, Inc.
4.830% due 11/15/27 (ž) 614 551
Haemonetics Corp.
5.357% due 03/01/26 (ž) 594 576
Herbalife, Ltd.
4.250% due 06/15/28 417 389
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 583 580
NeoGenomics, Inc.
0.250% due 01/15/28 295 249
Novocure, Ltd.
6.152% due 11/01/25 (ž) 531 523
Retrophin, Inc.
2.500% due 09/15/25 84 84
Teladoc Health, Inc.
1.250% due 06/01/27 953 878
6,263
Producer Durables - 0.2%
Mesa Laboratories, Inc.
1.375% due 08/15/25 584 577
Technology - 3.1%
Airbnb, Inc.
5.164% due 03/15/26 (ž) 336 325
Bandwidth, Inc.
0.500% due 04/01/28 1,020 858
Bentley Systems Inc.
0.375% due 07/01/27 62 60
Bill.com Holdings, Inc.
5.484% due 04/01/27 (ž) 333 305
Blackline, Inc.
5.581% due 03/15/26 (ž) 125 121
Cerence, Inc.
1.500% due 07/01/28 596 453
Dayforce, Inc.
0.250% due 03/15/26 812 787
Fastly, Inc.
7.750% due 06/01/28 84 86
Fiverr International, Ltd.
6.575% due 11/01/25 (ž) 494 486
Groupon, Inc.
1.125% due 03/15/26 238 232
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 221 213
Okta, Inc.
0.375% due 06/15/26 841 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 716 700
Q2 Holdings, Inc.
0.125% due 11/15/25 331 326
Snap, Inc.
5.553% due 05/01/27 (ž) 327 297
0.125% due 03/01/28 794 698
Unity Software, Inc.
5.067% due 11/15/26 (ž) 514 482
Upwork, Inc.
0.250% due 08/15/26 821 776
Verint Systems, Inc.
0.250% due 04/15/26 330 320
Ziff Davis, Inc.
1.750% due 11/01/26 667 637
8,969
Utilities - 0.6%
AES Corp. (The)
7.600% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.201%)(Ê) 34 34
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 56 54
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 61 64
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 85 89
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 68 66
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 22 22
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 46
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 23
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 127 114
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 53 54
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 45 46
Series A

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 43 45
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 56 55
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 88 91
EUSHI Finance, Inc.
Series WI
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 49 51
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 45 45
Exelon Corp.
6.500% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.975%)(Ê) 24 25
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 144 150
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 89 92
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 54 55
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 105 109
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 20 20
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 26 27
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 51 52
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 112 108
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 99 96
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 90 91
1,724
41,500
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 19.7%
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 243 242
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 455 312
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 356 348
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 662 475
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 348 319
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 170 165
AltaGas, Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 62 62
Angolan Government International
Bond
Series REGS
9.125% due 11/26/49 (Þ) 289 228
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 104 80
4.125% due 07/09/35 (~)(Ê) 652 429
3.500% due 07/09/41 (~)(Ê) 32 20
AXA SA
8.600% due 12/15/30 40 47
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 200 205
Banco del Estado de Chile
Series REGS
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 212
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 199
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 172
Banco Santander SA
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 236
Bank Negara Indonesia Persero Tbk PT

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 562 542
Bapco Energies BSC Closed
Series REGS
8.375% due 11/07/28 (Þ) 572 608
Barbados Government International
Bond
8.000% due 06/26/35 (Þ) 66 66
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 40 42
Barclays PLC
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 226
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 82
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 89 90
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 211
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 214
Brazil Government International Bond
6.625% due 03/15/35 700 703
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 400 386
Centrais Eletricas Brasileiras SA
Series REGS
4.625% due 02/04/30 (Þ) 350 332
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 595 593
CFAMC IV Co., Ltd.
Series EMTN
3.375% due 02/24/30 (Þ) 377 349
China Government International Bond
4.125% due 11/20/27 (Þ) 473 479
Colombia Government International
Bond
8.500% due 04/25/35 455 481
4.125% due 02/22/42 200 131
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 352 291
Commerzbank AG
Series EMTN
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 207
Corp. Financiera de Desarrollo SA
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.400% due 09/28/27 (Þ) 200 190
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 871 528
6.780% due 01/13/55 (Þ) 200 204
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 232 242
Dai-ichi Life Insurance Co., Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 204
Dominican Republic International
Bond
Series REGS
6.950% due 03/15/37 (Þ) 450 461
5.875% due 01/30/60 (Þ) 464 390
DP World, Ltd.
Series REGS
6.850% due 07/02/37 (Þ) 620 688
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 441 444
Ecopetrol SA
4.625% due 11/02/31 232 200
8.375% due 01/19/36 62 61
7.375% due 09/18/43 306 263
5.875% due 05/28/45 57 40
5.875% due 11/02/51 179 122
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 424 371
6.937% due 07/31/30 (Þ)(ž) 64 46
6.900% due 07/31/35 (~)(Ê)(Þ) 273 203
EDO Sukuk, Ltd.
Series REGS
5.662% due 07/03/31 (Þ) 268 275
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 204
Series REGS
8.500% due 01/31/47 (Þ) 400 326
El Salvador Government International
Bond
Series REGS
9.650% due 11/21/54 (Þ) 171 175
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 530
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 718
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 87 90
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 75 74
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 137 138

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 35 36
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 91
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 183
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 84 84
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 31 31
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 85 90
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 539 548
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 984 866
First Majestic Silver Corp.
0.375% due 01/15/27 553 536
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 295
4.250% due 07/23/29 (Þ) 342 307
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 202
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 310 258
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 517
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 19 18
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 171 162
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Þ) 709 700
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 301
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 497 499
HSBC Holdings PLC
6.500% due 09/15/37 100 107
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 203
Hungary Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 09/26/30 (Þ) 222 225
6.750% due 09/23/55 (Þ) 340 344
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 190
Indonesia Government International
Bond
5.650% due 01/11/53 200 199
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ) 200 216
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 200
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 699
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 197
Jordan Government International Bond
Series REGS
7.500% due 01/13/29 (Þ) 200 206
KazMunayGas National Co. JSC
Series REGS
6.375% due 10/24/48 (Þ) 464 434
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 593
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 214
Mazoon Assets Co. SAOC
Series REGS
5.200% due 11/08/27 (Þ) 545 549
Meiji Yasuda Life Insurance Co.
5.800% due 09/11/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.033%)(Ê)(Þ) 200 200
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 203
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 179
Mexico Government International
Bond
7.375% due 05/13/55 200 206
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 736
NatWest Group PLC
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 219
Nigeria Government International Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.625% due 06/09/31 (Þ) 200 214
7.375% due 09/28/33 (Þ) 200 184
10.375% due 12/09/34 (Þ) 290 311
Nomura Holdings, Inc.
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.084%)(Ê)(ƒ) 200 203
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 201
OCP SA
7.500% due 05/02/54 (Þ) 103 104
Series REGS
3.750% due 06/23/31 (Þ) 755 682
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 231 241
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 618 620
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 218 214
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 670
Panama Government International
Bond
8.000% due 03/01/38 400 433
Paraguay Government International
Bond
Series REGS
5.850% due 08/21/33 (Þ) 200 205
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 200 203
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 466
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 470 471
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 263
Peruvian Government International
Bond
2.783% due 01/23/31 163 147
5.500% due 03/30/36 141 140
6.200% due 06/30/55 207 208
Petrobras Global Finance BV
6.900% due 03/19/49 100 95
6.750% due 06/03/50 2 2
6.850% due 12/31/99 677 606
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 282 39
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 1 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/12/37 (Æ)(Ø)(Þ) 77 11
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,231 822
Petroleos Mexicanos
6.375% due 01/23/45 382 288
Series REGS
6.625% due 12/31/99 (Þ) 894 628
Series WI
6.750% due 09/21/47 574 444
7.690% due 01/23/50 827 701
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 203
5.848% due 04/03/55 (Þ) 200 202
Series REGS
3.404% due 04/28/61 (Þ) 1,323 868
Philippine Government International
Bond
5.170% due 10/13/27 200 203
1.950% due 01/06/32 601 509
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 108 98
Republic of Chile Government
International Bond
4.950% due 01/05/36 404 395
Republic of Kazakhstan Government
International Bond
5.000% due 07/01/32 (Þ) 200 200
Republic of Kenya Government
International Bond
9.500% due 03/05/36 (Þ) 200 192
Republic of Poland Government
International Bond
Series 10Y
5.375% due 02/12/35 385 392
Series 30Y
5.500% due 03/18/54 149 139
Series 5Y
4.875% due 02/12/30 83 85
Republic of South Africa Government
International Bond
Series 30Y
5.750% due 09/30/49 252 188
Series REGS
7.100% due 11/19/36 (Þ) 200 198
7.950% due 11/19/54 (Þ) 200 190
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 177
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 134 135
Series REGS
3.000% due 02/14/31 (Þ) 178 156
7.500% due 02/10/37 (Þ) 270 287
4.000% due 02/14/51 (Þ) 202 131
7.625% due 01/17/53 (Þ) 202 211
SABIC Capital I BV

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 09/14/50 (Þ) 441 283
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 192
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 316 294
Series REGS
2.250% due 11/24/30 (Þ) 660 589
3.500% due 11/24/70 (Þ) 214 129
Saudi Government International Bond
Series REGS
4.750% due 01/16/30 (Þ) 565 571
5.000% due 01/18/53 (Þ) 200 172
Sea, Ltd.
0.250% due 09/15/26 951 900
Serbia International Bond
Series REGS
2.125% due 12/01/30 (Þ) 200 171
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 200
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 220
South Bow Canadian Infrastructure
Holdings, Ltd.
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê)(Þ) 77 80
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê)(Þ) 81 84
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 524 529
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 147 104
3.600% due 05/15/36 (~)(Ê)(Þ) 34 28
3.600% due 02/15/38 (~)(Ê)(Þ) 131 110
SSR Mining, Inc.
2.500% due 04/01/39 190 194
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 186
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 212
TC Ziraat Bankasi AS
Series REGS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 692
Telecommunications Co. Telekom
Srbija AD Belgrade
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.000% due 10/28/29 (Þ) 632 633
TELUS Corp.
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 70 71
7.000% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.709%)(Ê) 50 51
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 211 202
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 210
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
SOFR + 3.208%)(Ê) 19 19
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 37 36
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 127
Series 16-A
5.875% due 08/15/76 (USD 3 Month
SOFR + 4.640%)(Ê) 59 59
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 632
Turkiye Government International
Bond
7.250% due 05/29/32 224 228
Series 5Y
9.875% due 01/15/28 210 229
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 702
UBS Group AG
6.850% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.630%)
(Ê)(ƒ)(Þ) 200 204
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 213
Series 144A
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 220
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 328 165
Series REGS
0.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 200 94
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 733 606

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Uruguay Government International
Bond
5.750% due 10/28/34 264 277
5.442% due 02/14/37 178 181
4.975% due 04/20/55 72 63
5.250% due 09/10/60 165 148
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 639
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 213 34
12.750% due 08/23/22 (Æ)(Ø)(Þ) 112 22
9.000% due 05/07/23 (Æ)(Ø)(Þ) 108 20
11.950% due 08/05/31 (Æ)(Ø)(Þ) 130 27
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 166 166
8.500% due 06/27/29 (Þ) 523 536
Zambia Government International
Bond
Series REGS
5.750% due 06/30/33 (~)(Ê)(Þ) 64 59
56,802
Non-US Bonds - 0.3%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 246
AXA SA
Series EMTN
5.750% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.599%)(Ê)(ƒ)(Þ) EUR 100 119
Banco de Sabadell SA
6.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.281%)(Ê)(ƒ)(Þ) EUR 200 237
Cooperatieve Rabobank UA
6.500% due 12/29/49 (~)(Ê)(Þ) EUR 49 65
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) EUR 483 89
Unibail-Rodamco-Westfield
4.875% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 100 116
872
Total Long-Term Fixed
Income Investments
(cost $97,711) 99,174
Common Stocks - 56.0%
Consumer Discretionary - 6.5%
Alibaba Group Holding, Ltd. 56,160 828
Alibaba Group Holding, Ltd. - ADR 1,265 153
Allegro.eu SA(Æ)(Þ) 4,703 46
Amazon.com, Inc.(Æ) 4,630 1,084
Amer Sports, Inc.(Æ) 690 26
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Americana Restaurants International
PLC
49,778 29
Anta Sports Products, Ltd. 7,400 85
Aristocrat Leisure, Ltd. 4,851 216
Autoliv, Inc. 2,740 306
AutoZone, Inc.(Æ) 70 264
Bath & Body Works, Inc. 4,943 143
Bridgestone Corp. 2,700 109
BYD Co., Ltd. Class H 18,000 265
Caesars Entertainment, Inc.(Æ) 6,624 177
Carvana Co.(Æ) 162 63
Cie Financiere Richemont SA Class A 1,865 303
Cie Generale des Etablissements
Michelin SCA
8,606 306
Continental AG 186 16
Costco Wholesale Corp. 482 453
Coupang, Inc.(Æ) 1,308 38
CTS Eventim AG & Co. KGaA 494 56
Damai Entertainment Holdings, Ltd.
(Æ)
200,000 28
Dassault Aviation SA 264 82
Davide Campari-Milano NV 56,698 392
De' Longhi SpA 748 25
Deckers Outdoor Corp.(Æ) 1,072 114
Denny's Corp.(Æ) 55,447 206
Diageo PLC 3,246 79
DiDi Global, Inc. - ADR(Æ) 8,336 42
eBay, Inc. 3,183 292
Expedia Group, Inc. 270 49
Ferguson Enterprises, Inc. 1,266 283
Ferrari NV 654 286
Fielmann Group AG 243 15
Flutter Entertainment PLC(Æ) 488 147
Ford Motor Co. 2,701 30
Ford Otomotiv Sanayi AS 16,520 39
Fox Corp. Class B 4,806 246
Galaxy Entertainment Group, Ltd. 18,000 88
Games Workshop Group PLC 225 48
Garmin, Ltd. 1,268 277
General Motors Co. 5,712 305
Gildan Activewear, Inc. Class A 4,639 234
Grab Holdings, Ltd. Class A(Æ) 15,759 77
Hermes International 111 271
Home Depot, Inc. (The) 108 40
Howden Joinery Group PLC 25,764 299
Hubbell, Inc. Class B 405 177
Hyundai Department Store Co., Ltd. 1,555 79
Industria de Diseno Textil SA 7,683 367
InterContinental Hotels Group PLC 1,462 168
ITOCHU Corp. 3,600 190
JB Hi-Fi, Ltd. 1,419 101
Kuaishou Technology(Æ)(Þ) 31,600 310
Kyocera Corp. 18,300 219
Li Auto, Inc. Class A(Æ) 7,600 99
Li Auto, Inc. - ADR(Æ) 3,105 81
Lithia Motors, Inc. Class A 99 29
LVMH Moet Hennessy Louis Vuitton
SE
869 467
Matthews International Corp. Class A 12,801 301

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mazda Motor Corp. 7,100 42
McDonald's Corp. 1,268 380
Meituan Class B(Æ)(Þ) 9,200 143
MercadoLibre, Inc.(Æ) 185 439
Murata Manufacturing Co., Ltd. 18,700 278
Netflix, Inc. Class B(Æ) 425 493
Next PLC 1,865 303
NIKE, Inc. Class B 6,388 477
O'Reilly Automotive, Inc.(Æ) 2,010 198
Oriental Holdings BHD 21,374 34
Pernod Ricard SA 2,065 212
Remy Cointreau SA 1,905 113
Rolls-Royce Holdings PLC 9,499 134
Scout24 SE(Þ) 1,170 157
SCREEN Holdings Co., Ltd. 2,400 189
SEA, Ltd. - ADR(Æ) 2,933 459
Sekisui Chemical Co., Ltd. 5,300 92
SJM Holdings, Ltd.(Æ) 103,000 41
Spectris PLC 1,694 89
Sunny Optical Technology Group Co.,
Ltd.
4,500 42
Tencent Holdings, Ltd. 16,832 1,180
Tencent Holdings, Ltd. - ADR 1,327 93
Tesla, Inc.(Æ) 891 275
TJX Cos., Inc. (The) 1,700 212
Tri Pointe Homes, Inc.(Æ) 13,056 402
Universal Music Group NV 4,577 132
Volkswagen AG 593 64
Walmart, Inc. 665 65
Yamaha Corp. 37,000 265
Zalando SE(Æ)(Þ) 9,963 292
18,843
Consumer Staples - 2.4%
Altria Group, Inc. 5,207 323
Ambev SA 49,469 110
Anheuser-Busch InBev SA 1,160 67
Astarta Holding PLC 2,570 33
BIM Birlesik Magazalar AS 5,204 68
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
5,335 20
Brown-Forman Corp. Class B 1,106 32
Carrefour SA 6,297 90
Celsius Holdings, Inc.(Æ) 1,404 64
China Mengniu Dairy Co., Ltd. 70,000 146
Coca-Cola Co. (The) 2,363 160
Coca-Cola Icecek AS 40,040 50
DO & CO AG 583 131
Essity Aktiebolag Class B 2,465 61
First Pacific Co., Ltd. 22,000 17
First Resources, Ltd. 49,700 58
Genting Plantations Bhd 30,500 35
Golden Agri-Resources, Ltd. 837,120 164
Grocery Outlet Holding Corp.(Æ) 5,088 67
GS Holdings Corp. 1,483 53
Haleon PLC 38,208 180
Hershey Co. (The) 1,081 201
Hormel Foods Corp. 2,925 82
JBS NV Class A(Æ) 2,690 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kato Sangyo Co., Ltd. 600 23
Kellanova 2,040 163
Kimberly-Clark Corp. 2,175 271
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Marfrig Global Foods SA 8,750 33
McCormick & Co., Inc. 1,956 138
Metro, Inc. Class A 294 23
Mondelez International, Inc. Class A 6,301 408
Monster Beverage Corp.(Æ) 4,700 276
National Vision Holdings, Inc.(Æ) 12,774 310
PepsiCo, Inc. 4,279 590
Philip Morris International, Inc. 2,337 383
Pilgrim's Pride Corp. 3,655 173
Procter & Gamble Co. (The) 3,383 509
Puregold Price Club, Inc. 17,454 12
Raia Drogasil SA 10,573 25
Reckitt Benckiser Group PLC 1,608 120
Shiseido Co., Ltd. 14,800 239
Smithfield Foods, Inc. 2,208 53
Unicharm Corp. 5,600 39
Unilever PLC 6,251 364
Uni-President Enterprises Corp. 23,000 61
Wal-Mart de Mexico SAB de CV 55,059 162
WH Group, Ltd.(Þ) 173,879 175
Zabka Group SA(Æ) 12,298 68
6,867
Energy - 1.7%
Antero Resources Corp.(Æ) 2,673 93
ARC Resources, Ltd. 1,255 24
Baker Hughes Co. 2,744 124
Cenovus Energy, Inc. 16,591 253
Chevron Corp. 198 30
Ecopetrol SA - ADR 4,238 36
EOG Resources, Inc. 2,991 359
EQT Corp. 3,521 189
Eramet SA 743 41
Expro Group Holdings NV(Æ) 16,689 180
Exxon Mobil Corp. 8,848 988
Gazprom PJSC(Æ)(Š) 376,946 —
Japan Petroleum Exploration Co., Ltd. 6,000 43
Matrix Service Co.(Æ) 11,430 175
NAC Kazatomprom JSC - GDR(Þ) 4,281 176
Paladin Energy, Ltd.(Æ) 25,249 99
Petroleo Brasileiro SA - ADR 11,551 147
Range Resources Corp. 3,060 112
Reliance Industries, Ltd. - GDR(Þ) 3,725 234
Schneider Electric SE 1,476 385
Shell PLC 5,265 189
Targa Resources Corp. 998 166
TechnipFMC PLC 5,813 211
Teck Resources, Ltd. Class B 4,616 150
Tourmaline Oil Corp. 1,077 46
Tullow Oil PLC(Æ) 92,600 17
Viper Energy, Inc. 5,381 203
Williams Cos., Inc. (The) 5,733 344
YPF SA - ADR(Æ) 325 11

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5,025
Financial Services - 16.2%
3i Group PLC 2,109 115
ABN AMRO Bank NV(Þ) 6,226 179
Aedifica SA(ö) 2,239 164
Aflac, Inc. 2,880 286
Agree Realty Corp.(ö) 3,473 249
AIA Group, Ltd. 39,600 371
Air Lease Corp. Class A 7,664 425
Akbank TAS 50,319 84
Allstate Corp. (The) 1,464 298
Alpha Bank SA 50,354 189
Alpha FX Group PLC(Þ) 1,544 85
Amadeus IT Group SA Class A 851 68
American Financial Group, Inc. 240 30
American Homes 4 Rent Class A(ö) 4,689 163
American Integrity Insurance Group,
Inc.(Æ)
12,314 230
American International Group, Inc. 3,166 246
American Tower Corp.(ö) 783 163
Americold Realty Trust, Inc.(ö) 5,885 95
Argan SA(ö) 897 67
AvalonBay Communities, Inc.(ö) 652 121
Banco BTG Pactual SA 11,436 80
Banco Santander SA 5,803 50
Bank Central Asia Tbk PT 310,182 155
Bank Leumi Le-Israel BM 2,195 41
Bank Mandiri Persero Tbk PT 446,692 121
Bank of America Corp. 7,026 332
Bank of Ireland Group PLC 16,822 225
Bank of Montreal 1,007 111
BDO Unibank, Inc. 35,343 86
Beazley PLC 13,495 159
Berkshire Hathaway, Inc. Class B(Æ) 613 289
BGC Group, Inc. Class A 57,814 536
Big Yellow Group PLC(ö) 6,308 78
BlackRock, Inc. 456 504
Blackstone, Inc. Class A 3,058 529
BNP Paribas SA 1,899 173
Brambles, Ltd. 13,455 206
British Land Co. PLC (The)(ö) 9,048 42
Broadstone Net Lease, Inc.(ö) 26,541 431
Brookfield Corp. 1,703 114
Canadian Imperial Bank of Commerce 1,480 106
CapitaLand Integrated Commercial
Trust Class A(ö)
124,500 210
Capitec Bank Holdings, Ltd. 773 149
CareTrust REIT, Inc.(ö) 3,680 117
Castellum AB 3,589 41
Catena AB 1,220 55
Charles Schwab Corp. (The) 4,856 475
Charter Hall Group(ö) 11,477 148
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
158,500 163
China International Capital Corp., Ltd.
Class H(Þ)
140,400 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class
H
20,000 130
China Resources Land, Ltd. 43,500 160
Cincinnati Financial Corp. 845 125
Citigroup, Inc. 2,894 271
CK Hutchison Holdings, Ltd. Class B 28,000 183
Close Brothers Group PLC(Æ) 4,313 23
CME Group, Inc. Class A 2,345 653
Country Garden Services Holdings
Co., Ltd.
91,000 76
Credit Agricole SA 1,626 30
Cresud SACIF y A - ADR 2,144 24
Crown Castle, Inc.(ö) 7,595 798
DBS Group Holdings, Ltd. 6,500 239
Derwent London PLC(ö) 2,120 54
Deutsche Boerse AG 214 62
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 76
Digital Realty Trust, Inc.(ö) 6,923 1,222
DNB Bank ASA 919 23
E.Sun Financial Holding Co., Ltd. 74,741 80
EastGroup Properties, Inc.(ö) 1,563 255
Equinix, Inc.(ö) 693 544
Equity LifeStyle Properties, Inc. Class
A(ö)
1,623 97
Essex Property Trust, Inc.(ö) 1,909 497
Extra Space Storage, Inc.(ö) 4,072 547
Fastighets AB Balder Class B 17,502 118
FinecoBank Banca Fineco SpA 11,859 253
First BanCorp 9,446 197
Franklin Resources, Inc. 3,572 86
Frasers Centrepoint Trust(ö) 71,500 122
Futu Holdings, Ltd. - ADR 712 109
Goldman Sachs Group, Inc. (The) 24 17
Goodman Group(ö) 27,925 622
Grainger PLC 13,716 37
Grupo Financiero Banorte SAB de CV
Class O
9,315 83
Grupo Financiero Galicia SA
- ADR(Æ)
1,449 73
Guaranty Trust Holding Co. PLC(Æ) 1,625,158 111
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
1,688 42
Hana Financial Group, Inc. 4,681 287
Hankook Technology Group Co., Ltd. 4,240 73
Hannover Rueck SE 292 89
Hartford Insurance Group, Inc. (The) 1,555 193
HDFC Bank, Ltd. - ADR 11,129 854
Healthcare Realty Trust, Inc.(ö) 17,433 268
Highwoods Properties, Inc.(ö) 3,921 114
Hiscox, Ltd. 9,699 165
Hong Kong Exchanges & Clearing,
Ltd.
3,300 180
Hongkong Land Holdings, Ltd. 7,800 47
Host Hotels & Resorts, Inc.(ö) 29,888 470
HSBC Holdings PLC 1,941 24
Hudson Pacific Properties, Inc.(Æ)(ö) 27,351 67
iA Financial Corp., Inc. 211 21
ICICI Bank, Ltd. - ADR 18,726 631
Industrivarden AB Class A 580 21
Ingenia Communities Group(ö) 43,387 146

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 851 176
Intesa Sanpaolo SpA 8,040 48
Investor AB Class B 6,498 188
Invincible Investment Corp.(ö) 187 83
Invitation Homes, Inc.(ö) 21,608 662
Iron Mountain, Inc.(ö) 4,286 417
Itau Unibanco Holding SA - ADR 19,518 122
Japan Hotel REIT Investment Corp.(ö) 77 42
Japan Metropolitan Fund Investment
Corp.(ö)
301 219
Japan Real Estate Investment Corp.(ö) 168 137
JPMorgan Chase & Co. 2,088 619
Kasikornbank PCL- NVDR 6,400 32
KB Financial Group, Inc. 2,297 183
Kemper Corp. 9,773 602
Kilroy Realty Corp.(ö) 7,291 269
Kimco Realty Corp.(ö) 24,976 530
Kite Realty Group Trust(ö) 8,102 178
Klepierre SA(ö) 5,593 213
Korean Reinsurance Co. 4,148 32
Land Securities Group PLC(ö) 19,783 151
LEG Immobilien SE 1,960 156
Link Real Estate Investment Trust(ö) 35,130 195
London Stock Exchange Group PLC 786 96
LondonMetric Property PLC(ö) 117,192 295
Longfor Group Holdings, Ltd.(Þ) 156,500 195
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 6
Manulife Financial Corp. 7,668 237
Mapletree Logistics Trust(ö) 36,200 32
Marsh & McLennan Cos., Inc. 2,554 509
MasterCard, Inc. Class A 1,089 617
Mercialys SA(ö) 3,162 39
MetLife, Inc. 752 57
Mid-America Apartment Communities,
Inc.(ö)
634 90
Mirvac Group(ö) 84,011 121
Mitsubishi Estate Co., Ltd. 9,700 181
Mitsubishi UFJ Financial Group, Inc. 1,800 25
Mitsui Fudosan Co., Ltd. 42,075 377
Mitsui Fudosan Logistics Park, Inc.(ö) 164 110
Mizuho Financial Group, Inc. 3,500 103
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
5,500 117
Muenchener Rueckversicherungs-
Gesellschaft AG
776 510
National Bank Holdings Corp. Class A 4,085 151
NatWest Group PLC 30,431 211
New China Life Insurance Co., Ltd.
Class H
26,500 170
Newmark Group, Inc. Class A 21,703 329
Nippon Accommodations Fund, Inc.(ö) 149 117
Nippon Building Fund, Inc.(ö) 48 44
Nippon Prologis REIT, Inc.(ö) 234 126
Nomura Real Estate Master Fund, Inc.
(ö)
109 115
NU Holdings, Ltd. Class A(Æ) 6,430 79
Nyfosa AB 7,106 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) 2,957 115
ORIX Corp. 3,879 87
Oversea-Chinese Banking Corp., Ltd. 12,700 164
Parkway Life Real Estate Investment
Trust(ö)
26,200 81
Perella Weinberg Partners 2,089 42
Ping An Insurance Group Co. of China,
Ltd. Class H
23,561 162
Piraeus Financial Holdings SA 28,928 223
Powszechna Kasa Oszczednosci Bank
Polski SA
3,589 78
Principal Financial Group, Inc. 1,220 95
Progressive Corp. (The) 1,952 472
Prologis, Inc.(ö) 8,019 856
Prosperity Bancshares, Inc. 7,719 514
Prosus NV 5,587 320
Prudential PLC 16,110 204
Public Storage(ö) 1,315 358
Qifu Technology, Inc. - ADR 3,721 128
REA Group, Ltd. 432 66
Realty Income Corp.(ö) 5,060 284
RELX PLC 4,511 234
Resona Holdings, Inc. 16,300 148
Royal Bank of Canada 2,478 318
Safestore Holdings PLC(ö) 9,659 86
Sampo OYJ Class A 12,483 134
Samsung Fire & Marine Insurance Co.,
Ltd.
355 112
Saudi National Bank (The) 7,858 78
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Schroders PLC 16,885 87
SGS SA 720 73
Shinhan Financial Group Co., Ltd. 1,485 72
Shurgard Self Storage, Ltd.(ö) 563 22
Simon Property Group, Inc.(ö) 3,457 566
SK Square Co., Ltd.(Æ) 1,122 122
SLM Corp. 7,344 234
Societe Generale SA 968 62
Sompo Holdings, Inc. 1,900 56
Standard Bank Group, Ltd. 5,816 75
Stockland(ö) 79,865 283
Sumitomo Mitsui Financial Group, Inc. 5,800 146
Sumitomo Realty & Development Co.,
Ltd.
5,600 205
Sun Communities, Inc.(ö) 4,092 508
Sun Hung Kai Properties, Ltd. 31,500 374
Sun Life Financial, Inc. 1,500 91
Swiss Prime Site AG Class A 1,356 188
Swiss Re AG 1,011 180
Swissquote Group Holding SA 190 126
TAG Immobilien AG 6,422 103
Talanx AG 753 100
Tokio Marine Holdings, Inc. 7,000 281
Toronto-Dominion Bank (The) 264 19
Travelers Cos., Inc. (The) 1,266 329
UBS Group AG 4,826 179
UDR, Inc.(ö) 7,534 296
Unibail-Rodamco-Westfield(ö) 1,442 140
Unipol Gruppo SpA 3,118 63
Unite Group PLC (The)(ö) 8,961 88

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ventas, Inc.(ö) 2,067 139
VGP NV 225 24
VICI Properties, Inc.(ö) 7,288 238
Vienna Insurance Group AG Wiener
Versicherung Gruppe
304 16
Visa, Inc. Class A 527 182
Vonovia SE 8,317 259
VTB Bank PJSC(Š) 143,250 —
Warehouses De Pauw CVA(ö) 2,844 66
Webster Financial Corp. 4,115 237
Wells Fargo & Co. 470 38
Welltower, Inc.(ö) 14,188 2,342
Weyerhaeuser Co.(ö) 6,603 165
Wharf Real Estate Investment Co., Ltd. 73,000 231
Yellow Cake PLC(Æ)(Þ) 13,029 84
Yoma Strategic Holdings, Ltd.(Æ) 417,882 30
Zurich Insurance Group AG 469 319
46,572
Health Care - 4.2%
Abbott Laboratories 3,575 451
AbbVie, Inc. 1,158 219
Akeso, Inc. Class B(Æ)(Þ) 2,000 39
Alcon, Inc. 944 83
Ambu A/S Class B 2,256 33
AstraZeneca PLC 1,595 233
Centene Corp.(Æ) 1,460 38
ChemoMetec A/S 1,756 135
Chong Kun Dang Pharmaceutical Corp. 635 39
Cooper Cos, Inc. (The)(Æ) 2,084 147
Daiichi Sankyo Co., Ltd. 2,200 54
Danaher Corp. 622 123
Edwards Lifesciences Corp.(Æ) 3,548 281
Eli Lilly & Co. 706 522
Enovis Corp. Class W(Æ) 14,903 399
Euroapi SA(Æ) 10,646 35
Galderma Group AG 667 104
Genmab A/S(Æ) 654 142
Gilead Sciences, Inc. 5,806 652
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
12,700 120
Innovent Biologics, Inc.(Æ)(Þ) 17,500 219
Innoviva, Inc.(Æ) 17,065 310
Insulet Corp.(Æ) 345 99
Intuitive Surgical, Inc.(Æ) 692 333
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
18,900 165
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
10,821 108
Johnson & Johnson 8,694 1,432
Kyorin Pharmaceutical Co., Ltd. 6,500 65
Lifco AB Class B 3,420 122
Lonza Group AG 201 140
McKesson Corp. 226 157
Medpace Holdings, Inc.(Æ) 299 128
Medtronic PLC 4,671 421
Merck & Co., Inc. 6,540 511
Novartis AG 3,954 448
Novo Nordisk A/S Class B 7,203 332
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PACS Group, Inc.(Æ) 2,347 26
Pfizer, Inc. 12,460 290
Pro Medicus, Ltd. 137 28
RaySearch Laboratories AB 1,523 52
Recordati SpA 624 36
Roche Holding AG 1,242 393
Sanofi SA 6,769 615
Sartorius Stedim Biotech 639 128
Smith & Nephew PLC 16,181 248
Straumann Holding AG 562 68
Suzuken Co., Ltd. 700 26
Teleflex, Inc. 5,640 674
Thermo Fisher Scientific, Inc. 525 246
UnitedHealth Group, Inc. 199 50
Vertex Pharmaceuticals, Inc.(Æ) 345 158
WuXi AppTec Co., Ltd. Class H(Þ) 11,000 148
12,025
Materials and Processing - 4.0%
AddTech AB Class B 2,708 91
Albemarle Corp. 2,909 197
Aluminum Corp. of China, Ltd. Class A 91,400 94
Aluminum Corp. of China, Ltd. Class
H
68,000 54
Amrize, Ltd.(Æ) 1,375 69
Anglo American Platinum, Ltd. 8,027 361
Anglo American PLC 4,696 133
Anglogold Ashanti PLC 9,726 450
ArcelorMittal SA 4,849 153
Aris Mining Corp.(Æ) 12,965 90
Atlas Arteria, Ltd. 20,638 68
Barrick Mining Corp. 19,522 412
Bear Creek Mining Corp.(Æ) 25,338 3
Belimo Holding AG 127 148
BHP Group, Ltd. 11,925 302
BrightView Holdings, Inc.(Æ) 23,968 382
Cameco Corp. 278 21
Carrier Global Corp. 1,901 130
CCL Industries, Inc. Class B 1,478 83
Century Aluminum Co.(Æ) 24,058 510
Copart, Inc.(Æ) 2,705 123
CRH PLC 666 63
Croda International PLC 7,113 245
Diploma PLC 2,636 187
Equinox Gold Corp.(Æ) 15,597 95
ERO Copper Corp.(Æ) 15,161 205
First Quantum Minerals, Ltd.(Æ) 14,576 245
Freeport-McMoRan, Inc. 3,309 133
Fresnillo PLC 7,630 141
Gabriel Resources, Ltd.(Æ) 32,350 4
Geberit AG 156 119
General Electric Co. 1,585 430
Glencore PLC 59,448 239
Gold Fields, Ltd. - ADR 4,751 116
Holcim AG(Æ) 1,840 146
Huntsman Corp. 4,181 41
Impala Platinum Holdings, Ltd.(Æ) 31,560 297
International Tower Hill Mines, Ltd.
(Æ)
18,199 21

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ivanhoe Electric, Inc.(Æ) 1,837 18
Ivanhoe Mines, Ltd. Class A(Æ) 22,500 176
K+S AG 7,882 119
Kinross Gold Corp. 1,672 27
Kronos Worldwide, Inc. 35,686 191
Linde PLC 404 186
Lotte Chemical Corp. 1,010 48
Lundin Mining Corp. 2,822 29
MHP SE - GDR(Æ)(Þ) 12,014 62
Mitsui Chemicals, Inc. 1,700 38
Mosaic Co. (The) 7,482 269
Newmont Corp. 2,825 175
Northern Dynasty Minerals, Ltd.(Æ) 61,643 49
NovaGold Resources, Inc.(Æ) 22,678 118
Novonesis (Novozymes) B Class B 3,423 222
Nutrien, Ltd. 866 51
Packaging Corp. of America 1,804 350
Polyus PJSC(Æ)(Š) 57,760 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Pop Mart International Group, Ltd.(Þ) 1,200 38
Reliance, Inc. 426 124
Rio Tinto PLC 6,120 363
Royal Gold, Inc. 273 41
Sandstorm Gold, Ltd. 3,518 33
Seabridge Gold, Inc.(Æ) 13,837 212
Sherwin-Williams Co. (The) 490 162
Shin-Etsu Chemical Co., Ltd. 4,200 121
Sibanye Stillwater, Ltd.(Æ) 18,270 38
Siemens AG 927 238
Sociedad Quimica y Minera de Chile
SA - ADR
5,020 184
SOL SpA 1,831 98
South32, Ltd. Class B 10,303 19
Symrise AG 2,239 203
Ternium SA - ADR 1,540 50
thyssenkrupp AG 23,441 273
Vale SA 13,671 130
Vale SA Class B - ADR 7,561 72
Western Copper & Gold Corp.(Æ) 9,487 12
Zijin Mining Group Co., Ltd. Class H 112,000 296
11,436
Producer Durables - 8.3%
Adyen NV(Æ)(Þ) 49 84
Aena SME SA(Þ) 23,359 629
Aeroports de Paris SA 2,542 308
Airbus SE 1,124 225
Allfunds Group PLC 16,478 114
AP Moller - Maersk A/S Class A 41 80
AP Moller - Maersk A/S Class B 83 164
Atlas Copco AB Class B 4,160 56
Auckland International Airport, Ltd. 39,175 173
Automatic Data Processing, Inc. 1,356 420
Boeing Co. (The)(Æ) 1,208 268
Canadian National Railway Co. 2,105 197
Canadian Pacific Kansas City, Ltd. 2,569 189
Canon, Inc. 9,700 274
Cellnex Telecom SA(Þ) 749 26
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Communications Services Corp.,
Ltd. Class H
96,000 56
Cintas Corp. 1,420 316
Cleanaway Waste Management, Ltd. 43,212 80
Contemporary Amperex Technology
Co., Ltd. Class A
4,500 165
Contemporary Amperex Technology
Co., Ltd. Class H(Æ)
4,164 213
COSCO SHIPPING Ports, Ltd. 68,000 48
CSX Corp. 21,647 769
Custom Truck One Source, Inc.(Æ) 74,900 464
Danone SA 5,064 415
Denso Corp. 4,700 64
Deutsche Post AG 8,204 369
DL E&C Co., Ltd. 3,305 112
East Japan Railway Co. 1,000 21
Eiffage SA 730 98
Embraer SA - ADR 1,644 95
EMCOR Group, Inc. 279 175
Enav SpA(Þ) 6,096 27
Equifax, Inc. 679 163
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
703 52
Fukuda Corp. 600 21
Full Truck Alliance Co., Ltd. - ADR 5,709 66
Fuyao Glass Industry Group Co., Ltd.
Class A
12,200 93
GE Vernova, Inc. 588 388
GEA Group AG 2,273 164
Generac Holdings, Inc.(Æ) 443 86
General Dynamics Corp. 1,492 465
Getlink SE 7,751 140
Graco, Inc. 1,183 99
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
11,185 148
Grupo Aeroportuario del Pacifico SAB
de CV Class B
3,015 69
Grupo Aeroportuario del Sureste SAB
de CV Class B
9,855 299
Guangshen Railway Co., Ltd. Class H 186,000 46
Halma PLC 4,382 188
HD Hyundai Electric Co., Ltd. 281 101
Hi Sun Technology China, Ltd.(Æ) 333,000 22
Hochtief AG 90 20
Holley, Inc.(Æ) 97,144 202
Honeywell International, Inc. 1,927 428
Huaming Power Equipment Co., Ltd.
Class A
24,800 61
Hyundai Engineering & Construction
Co., Ltd.
1,379 67
IDEX Corp. 640 105
Infrastrutture Wireless Italiane SpA(Þ) 7,685 91
International Container Terminal
Services, Inc.
18,560 142
Intertek Group PLC 4,330 282
Japan Airport Terminal Co., Ltd. 2,100 64
Jardine Matheson Holdings, Ltd. 825 45
JET2 PLC 4,908 105
Kamigumi Co., Ltd. 1,500 42
Knorr-Bremse AG 702 70
Kone OYJ Class B 906 56
Konecranes OYJ 725 60

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kongsberg Gruppen ASA 3,198 96
Koninklijke Vopak NV 1,391 66
Korean Air Lines Co., Ltd. 1,616 27
Larsen & Toubro, Ltd. - GDR(Þ) 3,866 158
Leader Harmonious Drive Systems Co.,
Ltd. Class A
3,041 55
Lens Technology Co., Ltd. Class H(Æ) 18,000 46
Localiza Rent a Car SA 13,346 83
Logitech International SA 1,258 117
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 13
Mahindra & Mahindra, Ltd. - GDR(Þ) 922 33
Marubeni Corp. 7,800 160
Maximus, Inc. 6,186 457
Mettler-Toledo International, Inc. 107 132
Mitsubishi Corp. 10,111 199
Mitsubishi Electric Corp. 7,000 154
Mitsui & Co., Ltd. 4,800 98
Moody's Corp. 531 274
Mueller Industries, Inc. 3,055 261
MYR Group, Inc.(Æ) 1,614 312
Nestle SA 5,176 451
NEXTracker, Inc. Class A(Æ) 800 47
Nippon Yusen 4,200 147
Nordson Corp. 484 104
Norfolk Southern Corp. 142 39
Northrop Grumman Corp. 587 338
Orkla ASA 3,801 40
Otis Worldwide Corp. 5,439 466
Pan Ocean Co., Ltd. 15,317 46
Paychex, Inc. 2,106 304
PHA Co., Ltd. 2,491 20
Proficient Auto Logistics, Inc.(Æ) 29,335 203
Qube Holdings, Ltd. 53,654 150
Real Alloy(Š) 42 3,216
Rollins, Inc. 4,756 272
Ryanair Holdings PLC 7,421 218
S&P Global, Inc. 327 180
Samsung Heavy Industries Co., Ltd.
(Æ)
5,775 79
Samyang Foods Co., Ltd. 78 81
Schindler Holding AG 187 66
SF Holding Co., Ltd. Class H 13,801 77
Siemens Energy AG(Æ) 345 40
Snap-on, Inc. 418 134
Spirax Group PLC 2,591 216
Sung Kwang Bend Co., Ltd. 1,805 42
TAT Technologies, Ltd.(Æ) 4,897 169
Tenaris SA 1,626 29
Trade Desk, Inc. (The) Class A(Æ) 3,662 318
TransDigm Group, Inc. 129 207
Transurban Group(Æ) 33,964 301
TrueBlue, Inc.(Æ) 14,367 104
Tutor Perini Corp.(Æ) 5,472 263
Union Pacific Corp. 1,884 418
Vertiv Holdings Co. Class A 947 138
Vinci SA 210 29
W.W. Grainger, Inc. 15 16
Wartsila OYJ Abp Class B 5,994 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Waste Connections, Inc. 170 32
Waste Management, Inc. 1,772 406
Weir Group PLC (The) 12,063 423
West Japan Railway Co. 2,300 50
Yangzijiang Shipbuilding Holdings,
Ltd.
51,937 102
24,031
Technology - 9.8%
8x8, Inc.(Æ) 112,558 218
AAC Technologies Holdings, Inc. 27,500 138
Airbnb, Inc. Class A(Æ) 3,281 434
Alpha & Omega Semiconductor, Ltd.
(Æ)
14,819 377
Alphabet, Inc. Class A 3,916 751
Alphabet, Inc. Class C 3,706 715
Analog Devices, Inc. 946 212
Apple, Inc. 9,543 1,981
Applied Materials, Inc. 3,634 654
ASM International NV 463 224
ASML Holding NV 697 484
Assa Abloy AB Class B 10,349 340
Atlassian Corp. Class A(Æ) 309 59
Auto Trader Group PLC(Þ) 5,018 55
Autodesk, Inc.(Æ) 159 48
Baidu, Inc. Class A(Æ) 12,200 134
BE Semiconductor Industries NV 880 119
Bilibili, Inc. Class Z(Æ) 4,160 95
Booking Holdings, Inc. 67 369
Broadcom, Inc. 3,490 1,025
Cadence Design Systems, Inc.(Æ) 66 24
Capgemini SE 910 136
Cars.com, Inc.(Æ) 11,024 142
Cisco Systems, Inc. 7,605 518
Cognizant Technology Solutions Corp.
Class A
4,496 323
Computershare, Ltd. 4,446 119
Corning, Inc. 6,458 408
Datadog, Inc. Class A(Æ) 1,835 257
DoorDash, Inc. Class A(Æ) 907 227
Fair Isaac Corp.(Æ) 137 197
GDS Holdings, Ltd. Class A(Æ) 16,300 73
HMS Networks AB(Æ) 1,398 58
Hon Hai Precision Industry Co., Ltd. 47,000 279
Kanzhun, Ltd. - ADR 4,315 82
Keyence Corp. 700 253
KLA Corp. 188 165
LG Corp. Class H 2,062 117
MakeMyTrip, Ltd.(Æ) 5,005 468
Manhattan Associates, Inc.(Æ) 651 143
MediaTek, Inc. 8,000 365
Meta Platforms, Inc. Class A 1,108 857
Microsoft Corp. 4,646 2,479
MSCI, Inc. Class A 480 269
NCR Voyix Corp.(Æ) 44,693 609
Nemetschek SE 1,232 184
NetEase, Inc. 7,500 196
Nokia OYJ 27,813 113
NVIDIA Corp. 10,181 1,811

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oracle Corp. 1,272 323
Palantir Technologies, Inc. Class A(Æ) 126 20
Parade Technologies, Ltd. 6,000 115
PAX Global Technology, Ltd. 40,000 35
QUALCOMM, Inc. 999 147
Reply SpA 690 108
ROBLOX Corp. Class A(Æ) 2,210 305
Roku, Inc.(Æ) 923 87
Salesforce, Inc. 559 144
Samsung Electronics Co., Ltd. 23,432 1,198
SAP SE 1,521 435
SES SA 8,371 58
Shopify, Inc. Class A(Æ) 170 21
Signify NV(Þ) 13,636 327
Silicon Motion Technology Corp.
- ADR
7,979 611
Singapore Telecommunications, Ltd. 28,300 84
SK Hynix, Inc. 1,439 279
Softcat PLC 4,062 87
Synopsys, Inc.(Æ) 131 83
Taiwan Semiconductor Manufacturing
Co., Ltd.
41,000 1,584
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
3,334 806
Take-Two Interactive Software, Inc.(Æ) 529 118
Telefonaktiebolaget LM Ericsson Class
B
32,799 238
Teradata Corp.(Æ) 19,205 402
Tower Semiconductor, Ltd.(Æ) 2,410 110
Trip.com Group, Ltd. - ADR 1,824 113
Uber Technologies, Inc.(Æ) 2,159 189
Vimeo, Inc.(Æ) 124,504 472
Vivid Seats, Inc. Class A(Æ) 44,725 69
Vodafone Group PLC 66,066 72
Workday, Inc. Class A(Æ) 563 129
Xiaomi Corp. Class B(Æ)(Þ) 21,400 143
28,216
Utilities - 2.9%
Ameren Corp. 1,527 154
BKV Corp.(Æ) 15,364 317
Canadian Natural Resources, Ltd. 1,349 43
CenterPoint Energy, Inc. 2,192 85
Centrais Eletricas Brasileiras SA 11,891 80
CGN Power Co., Ltd. Class H(Þ) 269,000 101
Cheniere Energy, Inc. 148 35
China Yangtze Power Co., Ltd. Class A 35,100 136
Chubu Electric Power Co., Inc. 3,400 41
Chunghwa Telecom Co., Ltd. 33,000 142
Cia Paranaense de Energia - Copel 32,480 64
Constellation Energy Corp. 762 265
Deutsche Telekom AG 8,867 318
Dominion Energy, Inc. 2,660 156
Edison International 2,690 140
Elisa OYJ 955 49
Empresa Nacional de
Telecomunicaciones SA
19,136 63
Enbridge, Inc. 4,745 215
Enel SpA 30,661 270
Engie SA 4,758 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENN Energy Holdings, Ltd. 11,896 97
Entergy Corp. 2,606 236
Evergy, Inc. 1,712 121
Exelon Corp. 3,688 166
Expand Energy Corp. 832 87
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
GAIL India, Ltd. - GDR(Þ) 2,875 35
Gaztransport Et Technigaz SA 1,329 249
Iberdrola SA 2,600 46
Inpex Corp. 2,200 31
Italgas SpA 5,575 46
KDDI Corp. 1,300 21
Keyera Corp. 1,925 60
Kinetik Holdings, Inc. 838 36
Korea Electric Power Corp. 4,888 136
Korea Electric Power Corp. - ADR 667 9
Kosmos Energy, Ltd.(Æ) 9,337 20
KT Corp. - ADR 7,738 156
LG Uplus Corp. 32,401 342
MEG Energy Corp. Class A 4,009 79
MTN Group, Ltd. 18,953 160
National Grid PLC 32,055 450
NextEra Energy, Inc. 5,656 402
NiSource, Inc. 2,578 110
Northwestern Energy Group, Inc. 7,342 394
Osaka Gas Co., Ltd. 2,400 60
PG&E Corp. 15,454 217
Power Assets Holdings, Ltd. 16,500 109
PPL Corp. 2,100 75
PRIO SA 5,000 38
RusHydro PJSC(Æ)(Š) 121,714,026 —
Sempra 2,290 187
South Bow Corp. Class W 1,675 44
TC Energy Corp. 6,692 320
Telstra Group, Ltd. 17,293 55
Tenaga Nasional BHD 30,600 93
Tokyo Electric Power Co. Holdings,
Inc.(Æ)
3,500 13
TXNM Energy, Inc. 1,274 72
Venture Global, Inc. Class A 5,353 82
Veolia Environnement SA 7,404 251
Verbund AG Class A 824 61
Vistra Corp. 750 156
WEC Energy Group, Inc. 1,206 132
Xcel Energy, Inc. 1,180 87
8,322
Total Common Stocks
(cost $140,356) 161,337
Investments in Other Funds - 0.1%
Investments in Other Funds - 0.1%
iShares MSCI India ETF 4,635
244
Total Investments in Other
Funds
(cost $225) 244
Preferred Stocks - 1.2%
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 12/01/25(¢) 2,500 240
Henkel AG & Co. KGaA
2.782% (Ÿ) 918 71
311
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
11.340% (Ÿ) 16,250 95
Financial Services - 0.9%
AEGON Funding Co. LLC
5.100% due 12/15/49 2,035 41
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 37
4.750% due 09/30/60 1,288 22
4.200% due 09/30/61 3,440 53
6.750% due 03/30/64 1,814 44
Allstate Corp. (The)
4.750% due 10/15/25(¢) 950 19
5.100% due 10/15/25(¢) 1,772 38
American Financial Group, Inc.
5.125% due 12/15/59 977 18
Apollo Global Management, Inc.
7.625% due 09/15/53 1,401 37
Arch Capital Group, Ltd.
5.450% due 09/20/25(¢) 1,341 28
4.550% due 06/11/26(¢) 2,710 47
Athene Holding, Ltd.
7.250% due 03/30/64 1,858 47
4.875% due 12/30/25(¢) 2,204 38
7.750% due 12/30/27(¢) 1,081 28
6.350% due 06/30/29(¢) 3,055 76
Axis Capital Holdings, Ltd.
5.500% due 09/20/25(¢) 1,840 38
Bank of America Corp.
5.000% due 09/20/25(¢) 2,291 47
5.375% due 09/20/25(¢) 1,704 37
5.875% due 09/20/25(¢) 1,156 28
4.375% due 11/03/25(¢) 1,574 28
4.125% due 02/02/26(¢) 1,889 32
4.250% due 11/17/26(¢) 3,205 57
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 1,219 20
Brookfield Finance, Inc.
4.625% due 10/16/80 1,856 30
Carlyle Finance LLC
4.625% due 05/15/61 1,095 20
Corebridge Financial, Inc.
6.375% due 12/15/64 347 8
Equitable Holdings, Inc.
5.250% due 12/15/25(¢) 1,367 28
4.300% due 03/15/26(¢) 1,120 19
F&G Annuities & Life, Inc.
7.950% due 12/15/53 1,712 46
First Horizon Bank(Þ)
5.440% due 09/19/25(¢) 129 98
Itau Unibanco Holding SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.897% (Ÿ) 17,669 111
JPMorgan Chase & Co.
4.550% due 06/01/26(¢) 3,246 63
4.625% due 06/01/26(¢) 4,776 94
KKR & Co., Inc.
6.875% due 06/01/65 2,100 54
Lincoln National Corp.
9.000% due 12/01/27(¢) 689 19
M&T Bank Corp.
7.500% due 06/15/29(¢) 3,154 85
MetLife, Inc.
4.750% due 12/15/25(¢) 2,803 57
Morgan Stanley
6.375% due 10/15/25(¢) 1,116 28
6.875% due 10/15/25(¢) 1,097 28
5.850% due 04/15/27(¢) 1,992 47
6.500% due 10/15/27(¢) 890 23
6.625% due 10/15/29(¢) 6,128 158
Public Storage
4.625% due 09/19/25(¢) 1,957 37
4.700% due 09/20/25(¢) 1,510 29
4.750% due 09/20/25(¢) 764 15
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,574 39
6.950% due 09/15/29(¢) 1,835 47
TPG Operating Group II, LP
6.950% due 03/15/64 2,037 53
Truist Financial Corp.
5.250% due 12/01/25(¢) 1,315 29
W.R. Berkley Corp.
5.100% due 12/30/59 1,898 38
Wells Fargo & Co.
4.700% due 12/15/25(¢) 2,475 47
4.750% due 12/15/25(¢) 6,023 116
4.375% due 03/15/26(¢) 2,192 39
4.250% due 09/15/26(¢) 2,644 46
2,411
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.942% due 01/03/49(Ÿ) 855 68
Technology - 0.0%
United States Cellular Corp.
5.500% due 06/01/70 1,246 28
Utilities - 0.2%
AT&T, Inc.
5.350% due 11/01/66 1,443 34
4.750% due 09/20/25(¢) 1,145 22
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 24
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 1,226 21
CMS Energy Corp.
5.875% due 10/15/78 1,997 46
DTE Energy Co.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 10/15/80 1,350 24
4.375% due 12/01/81 1,367 24
NextEra Energy Capital Holdings, Inc.
6.500% due 06/01/85 4,518 113
SCE Trust VIII
6.950% due 05/13/29(¢) 148 3
Southern Co. (The)
4.950% due 01/30/80 1,377 28
6.500% due 03/15/85 1,083 28
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 1,388 29
United States Cellular Corp.
6.250% due 09/01/69 1,556 40
5.500% due 03/01/70 834 19
455
Total Preferred Stocks
(cost $3,344) 3,368
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Aug 2025
5,800.00 Put (24) USD 13,920 (ÿ) 31
Total Options Purchased
(cost $350) 31
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 15,593,528
(∞)
15,589
Total Short-Term Investments
(cost $15,589) 15,589
Total Investments - 97.1%
(identified cost $257,575) 279,743
Other Assets and Liabilities,
Net - 2.9%
8,476
Net Assets - 100.0%
288,219

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
17.7%
ABN AMRO Bank NV 03/23/23 EUR 6,226 15.92 99
179
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 243,000 99.43 242
242
Abu Dhabi Government International Bond 11/02/22 455,000 69.35 316
312
Adnoc Murban Rsc, Ltd. 09/04/24 356,000 99.07 353
348
Adyen NV 09/10/24 EUR 49 1,431.81 70
84
Aena SME SA 11/09/15 EUR 23,359 16.19 356
629
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.60 527
475
African Export-Import Bank (The) 12/15/22 348,000 90.48 315
319
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
246
Akeso, Inc. 07/11/25 HKD 2,000 14.17 28
39
Allegro.eu SA 03/20/25 PLN 4,703 8.02 38
46
Alpha FX Group PLC 09/10/24 GBP 1,544 27.93 43
85
AltaGas, Ltd. 09/16/24 62,000 99.99 62
62
Angolan Government International Bond 03/04/25 289,000 80.11 231
228
Ares Finance Co. III LLC 06/24/21 40,000 100.00 40
39
Auto Trader Group PLC 06/28/24 GBP 5,018 10.75 54
55
AXA SA 05/27/25 EUR 100,000 113.30 113
119
Bahrain Government International Bond 09/24/24 200,000 104.35 209
205
Banco de Sabadell SA 05/13/25 EUR 200,000 111.90 224
237
Banco del Estado de Chile 04/24/25 200,000 103.92 208
212
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 94.02 188
199
Banco Nacional de Panama 01/23/24 203,000 81.15 165
172
Bank Negara Indonesia Persero Tbk PT 02/15/24 562,000 91.24 513
542
Bapco Energies BSC Closed 03/22/22 572,000 104.36 597
608
Barbados Government International Bond 06/23/25 66,000 100.00 66
66
BNP Paribas SA 08/08/22 200,000 100.00 200
211
BNP Paribas SA 04/02/25 200,000 104.25 208
214
CBB International Sukuk Programme Co. WLL 07/18/24 400,000 96.40 386
386
Cellnex Telecom SA 10/07/22 EUR 749 30.82 23
26
Centrais Eletricas Brasileiras SA 07/23/24 350,000 92.34 323
332
CFAMC III Co., Ltd. 02/16/23 595,000 95.12 566
593
CFAMC IV Co., Ltd. 03/09/23 377,000 79.80 301
349
CGN Power Co., Ltd. 10/28/22 HKD 269,000 0.28 74
101
China Government International Bond 11/13/24 473,000 99.66 471
479
China International Capital Corp., Ltd. 09/11/23 HKD 140,400 2.04 286
357
Comision Federal de Electricidad 03/20/25 352,000 84.85 299
291
Commerzbank AG 10/01/24 200,000 100.00 200
207
Cooperatieve Rabobank UA 05/03/24 EUR 49,100 116.11 57
65
Corp. Financiera de Desarrollo SA 02/16/23 200,000 93.20 186
190
Corp. Nacional del Cobre de Chile 03/22/22 871,000 81.15 707
528
Corp. Nacional del Cobre de Chile 05/06/25 200,000 100.69 201
204
Costa Rica Government International Bond 10/23/24 232,000 103.66 240
242
Dai-ichi Life Insurance Co., Ltd. (The) 01/07/25 200,000 100.00 200
204
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
240
Dominican Republic International Bond 05/14/25 450,000 100.62 453
461
Dominican Republic International Bond 06/05/25 464,000 82.47 383
390
DP World, Ltd. 03/22/22 620,000 115.38 715
688
Eagle Funding Luxco SARL 07/28/25 441,000 99.75 440
444
Ecuador Government International Bond 10/03/22 273,001 47.88 131
203
Ecuador Government International Bond 02/29/24 64,099 52.71 34
46
Ecuador Government International Bond 02/13/25 424,413 76.10 339
371
EDO Sukuk, Ltd. 06/03/25 268,000 101.24 271
275
Egypt Government International Bond 06/28/24 400,000 75.29 301
326
Egypt Government International Bond 01/28/25 200,000 100.00 200
204
El Salvador Government International Bond 03/06/25 171,000 103.53 177
175
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
530
Empresa Nacional del Petroleo 03/22/22 921,000 84.12 775
718
Enav SpA 04/11/25 EUR 6,096 4.04 25
27
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.29 546
548
Export-Import Bank of India 03/22/22 984,000 88.70 886
866
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
125
First Horizon Bank 12/07/22 129 808.04 104
98
Franshion Brilliant, Ltd. 07/26/22 342,000 79.33 271
307
Franshion Brilliant, Ltd. 10/19/22 300,000 92.60 278
295
Freeport Indonesia PT 04/22/24 200,000 94.74 189
202
GA Global Funding Trust 06/24/21 95,000 98.83 94
93
Gaci First Investment Co. 06/05/25 310,000 81.13 251
258
GAIL India, Ltd. 10/04/24 2,875 1,374.64 39
35

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Georgian Railway JSC 03/22/22 563,000 91.66 516
517
Ghana Government International Bond 10/10/24 19,000 89.21 17
18
Ghana Government International Bond 11/20/24 171,000 90.11 154
162
Global Atlantic Finance Co. 06/04/24 68,000 100.01 68
71
Grupo Energia Bogota SA 03/22/22 709,000 101.10 717
700
Guatemala Government International Bond 06/06/23 294,000 100.00 294
301
Halyk Savings Bank of Kazakhstan JSC 03/02/22 1,688 8.82 15
42
Hartford Insurance Group, Inc. (The) 02/05/21 61,000 94.76 58
57
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 497,000 99.59 495
499
HRB Winddown, Inc. 10/30/20 1,640,000 — —
—
Hungary Government International Bond 06/16/25 340,000 97.93 333
344
Hungary Government International Bond 06/16/25 222,000 99.48 221
225
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.15 176
190
Infrastrutture Wireless Italiane SpA 05/16/25 EUR 7,685 11.96 92
91
ING Groep NV 09/25/24 200,000 107.75 215
216
Innovent Biologics, Inc. 02/23/24 HKD 17,500 4.91 86
219
Instituto Costarricense de Electricidad 03/22/22 762,000 79.85 608
699
Ivory Coast Government International Bond 01/23/24 200,000 98.23 196
197
Jordan Government International Bond 07/22/25 200,000 103.36 207
206
KazMunayGas National Co. JSC 03/22/22 464,000 91.14 423
434
Krung Thai Bank PCL 10/19/22 600,000 78.57 471
593
Kuaishou Technology 06/10/22 HKD 31,600 7.18 227
310
Larsen & Toubro, Ltd. 05/10/22 3,866 35.23 136
158
Lebanon Government International Bond 10/31/22 EUR 483,000 10.66 51
89
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 06/23/23 HKD 156,500 1.57 246
195
Lucid Group, Inc. 07/17/25 333,000 92.46 308
306
Mahindra & Mahindra, Ltd. 02/10/25 922 36.49 34
33
Match Group Financeco, Inc. 11/01/23 221,000 95.51 211
213
Mazoon Assets Co. SAOC 03/22/22 545,000 101.67 554
549
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
203
Meiji Yasuda Life Insurance Co. 04/15/25 200,000 96.26 193
200
Meituan 03/28/25 HKD 9,200 19.13 176
143
MetLife Capital Trust IV 12/09/22 150,000 106.35 160
164
MetLife, Inc. 07/14/16 125,000 138.83 174
148
Mexico City Airport Trust 03/22/22 213,000 88.43 188
179
MHP SE 03/16/21 12,014 5.59 67
62
MVM Energetika Zrt. 01/23/24 701,000 102.53 719
736
NAC Kazatomprom JSC 12/17/19 4,281 13.00 56
176
Nigeria Government International Bond 03/03/25 290,000 104.38 303
311
Nigeria Government International Bond 06/05/25 200,000 101.62 203
214
Nigeria Government International Bond 06/06/25 200,000 86.83 174
184
Nordea Bank Abp 09/15/20 200,000 113.66 227
201
OCP SA 03/22/22 755,000 92.21 696
682
OCP SA 04/24/24 103,000 97.29 100
104
Oman Government International Bond 06/09/25 231,000 103.78 240
241
OQ SAOC 03/22/22 618,000 100.01 618
620
Pakistan Government International Bond 01/21/25 218,000 93.30 203
214
Pakistan Water and Power Development Authority 03/22/22 753,000 74.47 561
670
Paraguay Government International Bond 06/12/25 200,000 101.28 203
205
Pertamina Hulu Energi PT 05/14/25 200,000 100.00 200
203
Pertamina Persero PT 04/18/22 650,000 82.06 533
466
Perusahaan Penerbit SBSN Indonesia III 07/16/25 470,000 100.00 470
471
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.25 265
263
Petroleos de Venezuela SA 01/15/25 77,000 11.62 9
11
Petroleos de Venezuela SA 01/15/25 282,300 18.68 53
39
Petroleos de Venezuela SA 07/17/25 1,300 12.65 —
—
Petroleos del Peru SA 03/22/22 1,231,000 68.98 901
822
Petroleos Mexicanos 03/22/22 894,000 64.84 580
628
Petronas Capital, Ltd. 04/01/22 1,323,000 75.31 1,140
868
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
202
Petronas Capital, Ltd. 03/26/25 200,000 99.84 200
203
Polyus PJSC 10/20/22 1 — —
—
Pop Mart International Group, Ltd. 07/08/25 HKD 1,200 34.16 41
38
Porch Group, Inc. 05/12/25 716,000 97.37 697
700
Reliance Industries, Ltd. 03/21/22 3,725 56.97 212
234
Repay Holdings Corp. 05/26/23 293,000 96.88 284
283
Republic of Azerbaijan Government International Bond 09/21/22 108,000 86.55 93
98

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Republic of Kazakhstan Government International Bond 06/24/25 200,000 100.00 200
200
Republic of Kenya Government International Bond 02/26/25 200,000 97.25 194
192
Republic of South Africa Government International Bond 04/16/25 200,000 93.35 187
198
Republic of South Africa Government International Bond 07/30/25 200,000 95.35 191
190
Republic of Uzbekistan Government International Bond 03/03/25 200,000 85.62 171
177
Romanian Government International Bond 04/28/25 270,000 100.75 272
287
Romanian Government International Bond 06/05/25 202,000 61.88 125
131
Romanian Government International Bond 06/05/25 202,000 98.95 200
211
Romanian Government International Bond 06/12/25 178,000 85.95 153
156
Romanian Government International Bond 07/09/25 134,000 99.89 134
135
SABIC Capital I BV 06/05/25 441,000 64.77 286
283
Samruk-Kazyna JSC 03/22/22 200,000 96.03 192
192
Saudi Arabian Oil Co. 03/22/22 660,000 94.16 621
589
Saudi Arabian Oil Co. 07/10/24 316,000 97.65 309
294
Saudi Arabian Oil Co. 06/05/25 214,000 59.68 128
129
Saudi Government International Bond 10/18/24 565,000 99.77 564
571
Saudi Government International Bond 06/16/25 200,000 83.69 167
172
SBL Holdings, Inc. 02/04/20 85,000 85.44 73
87
SBL Holdings, Inc. 06/17/21 99,000 98.12 97
92
SBL Holdings, Inc. 12/09/24 39,000 91.63 36
36
Scout24 SE 07/25/24 EUR 1,170 88.60 104
157
Serbia International Bond 06/09/25 200,000 84.11 168
171
Signify NV 06/10/22 EUR 13,636 29.38 401
327
Societe Generale SA 11/07/23 200,000 100.00 200
220
Societe Generale SA 01/21/25 200,000 95.88 192
200
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 77,000 100.30 77
80
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 81,000 100.49 81
84
Southern Gas Corridor CJSC 03/22/22 524,000 101.01 529
529
Sri Lanka Government International Bond 12/20/24 33,612 69.86 23
28
Sri Lanka Government International Bond 12/20/24 147,001 71.38 105
104
Sri Lanka Government International Bond 12/20/24 131,253 72.56 95
110
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
186
Swedbank AB 02/06/24 200,000 100.00 200
212
TC Ziraat Bankasi AS 01/15/25 665,000 102.64 683
692
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 632,000 100.09 633
633
Tierra Mojada Luxembourg II Sarl 10/19/22 211,320 70.33 149
202
Transnet SOC, Ltd. 07/25/23 607,000 99.71 605
632
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 98.01 686
702
UBS Group AG 01/17/24 200,000 105.70 211
220
UBS Group AG 09/16/24 200,000 101.05 202
204
UBS Group AG 01/15/25 200,000 103.63 207
213
Ukraine Government International Bond 08/30/24 328,086 45.64 152
165
Ukraine Government International Bond 10/10/24 200,000 56.38 113
94
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 732,610 88.88 651
606
Unibail-Rodamco-Westfield 03/26/25 EUR 100,000 106.91 107
116
Uzbekneftegaz JSC 03/22/22 687,000 86.23 592
639
Venezuela Government International Bond 07/30/24 212,700 15.49 33
34
Venezuela Government International Bond 09/12/24 129,800 16.61 22
27
Venezuela Government International Bond 03/07/25 111,800 18.17 20
22
Venezuela Government International Bond 05/21/25 107,800 17.58 19
20
WH Group, Ltd. 09/10/24 HKD 173,879 0.81 141
175
WuXi AppTec Co., Ltd. 12/17/24 HKD 11,000 7.48 82
148
Xiaomi Corp. 07/02/25 HKD 21,400 7.60 163
143
Yellow Cake PLC 09/23/19 GBP 13,029 2.54 33
84
YPF SA 02/16/23 166,000 89.81 149
166
YPF SA 07/25/23 523,000 91.10 476
536
Zalando SE 07/11/25 EUR 9,963 32.77 326
292
Zambia Government International Bond 07/10/25 63,635 92.54 59 59
51,026
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 435
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 90 AUD 10,241 09/25
(15)
Dow Jones U.S. Real Estate Index Futures 125 USD 4,524 09/25
(56)
Long Gilt Futures 43 GBP 3,963 09/25
74
SPI 200 Index Futures 4 AUD 870 09/25
11
TOPIX Index Futures 4 JPY 117,960 09/25
44
United States 2 Year Treasury Note Futures 256 USD 52,988 09/25
(64)
United States 5 Year Treasury Note Futures 389 USD 42,079 09/25
134
United States 10 Year Treasury Note Futures 248 USD 27,544 09/25
154
United States 10 Year Ultra Treasury Note Futures 22 USD 2,488 09/25
15
United States Treasury Long Bond Futures 6 USD 685 09/25
17
United States Treasury Ultra Bond Futures 63 USD 7,391 09/25 205
Short Positions
EURO STOXX 50 Index Futures 54 EUR 2,884 09/25
(22)
Euro-Bund Futures 44 EUR 5,707 09/25
60
FTSE 100 Index Futures 15 GBP 1,369 09/25
(52)
Hang Seng Index Futures 56 HKD 69,289 08/25
223
Japanese 10 Year Government Bond Futures 8 JPY 1,104,240 09/25
28
Japanese 10 Year Mini Government Bond Futures 3 JPY 41,409 09/25
1
MSCI Emerging Markets Index Futures 17 USD 1,053 09/25
(33)
NASDAQ 100 E-Mini Index Futures 48 USD 22,430 09/25
(1,438)
Russell 2000 E-Mini Index Futures 81 USD 8,992 09/25
(413)
S&P 500 E-Mini Index Futures 30 USD 9,561 09/25
(428)
S&P/TSX 60 Index Futures 15 CAD 4,864 09/25
(91)
United States 5 Year Treasury Note Futures 10 USD 1,082 09/25
(4)
United States Treasury Ultra Bond Futures 13 USD 1,525 09/25 (14)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,664)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 24 5,000.00 USD 12,000 08/29/25 (7)
Total Liability for Options Written (premiums received $84) (7)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CHF 1,400 USD 1,771 09/17/25 37
Bank of America EUR 1,500 USD 1,762 09/17/25 45
Bank of America HKD 28 USD 4 08/01/25 —
Bank of America HKD 118 USD 15 08/04/25 —
BNP Paribas USD 268 AUD 411 09/17/25 (4)
BNP Paribas USD 1,132 CHF 918 09/17/25 4
BNP Paribas USD 89 JPY 12,798 09/17/25 (4)
BNP Paribas USD 92 NOK 933 09/17/25 (2)
BNP Paribas CAD 186 USD 137 09/17/25 2
BNP Paribas DKK 4,682 USD 725 09/17/25 7

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas EUR 316 USD 365 09/17/25 3
BNP Paribas GBP 492 USD 665 09/17/25 15
BNP Paribas HKD 12,711 USD 1,631 09/17/25 6
BNP Paribas SEK 2,025 USD 213 09/17/25 5
Brown Brothers Harriman USD 39 EUR 34 08/28/25 (1)
Brown Brothers Harriman EUR 707 USD 834 08/28/25 26
Citigroup USD 439 CAD 598 08/13/25 (7)
Citigroup USD 373 GBP 274 08/13/25 (11)
JPMorgan Chase USD 813 NOK 8,210 08/13/25 (18)
JPMorgan Chase JPY 54,407 USD 380 08/13/25 18
Royal Bank of Canada USD 268 AUD 411 09/17/25 (4)
Royal Bank of Canada USD 1,133 CHF 918 09/17/25 3
Royal Bank of Canada USD 89 JPY 12,798 09/17/25 (4)
Royal Bank of Canada USD 93 NOK 933 09/17/25 (2)
Royal Bank of Canada CAD 186 USD 137 09/17/25 2
Royal Bank of Canada DKK 4,682 USD 726 09/17/25 8
Royal Bank of Canada EUR 316 USD 366 09/17/25 4
Royal Bank of Canada GBP 492 USD 666 09/17/25 16
Royal Bank of Canada HKD 12,711 USD 1,631 09/17/25 6
Royal Bank of Canada SEK 2,025 USD 213 09/17/25 6
State Street USD 268 AUD 411 09/17/25 (4)
State Street USD 4 CAD 5 08/13/25 —
State Street USD 1,133 CHF 918 09/17/25 3
State Street USD 4 DKK 26 08/04/25 —
State Street USD 10 GBP 7 08/13/25 —
State Street USD 4 HKD 28 08/04/25 —
State Street USD 13 JPY 2,025 08/04/25 —
State Street USD 23 JPY 3,425 08/04/25 —
State Street USD 89 JPY 12,798 09/17/25 (4)
State Street USD 10 NOK 99 08/13/25 —
State Street USD 92 NOK 933 09/17/25 (2)
State Street AUD 23 USD 15 08/05/25 —
State Street CAD 186 USD 137 09/17/25 2
State Street CHF 4 USD 5 08/13/25 —
State Street CHF 1,003 USD 1,273 08/13/25 37
State Street DKK 4,682 USD 726 09/17/25 7
State Street EUR 3 USD 3 08/04/25 —
State Street EUR 3 USD 3 08/13/25 —
State Street EUR 316 USD 366 09/17/25 3
State Street GBP 4 USD 5 08/04/25 —
State Street GBP 492 USD 666 09/17/25 17
State Street HKD 12,711 USD 1,631 09/17/25 6
State Street JPY 679 USD 5 08/04/25 —
State Street JPY 13,709 USD 91 08/04/25 —
State Street JPY 1,530 USD 10 08/13/25 —
State Street NOK 231 USD 22 08/04/25 —
State Street SEK 69 USD 7 08/04/25 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 437
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SEK 2,025 USD 213 09/17/25 6
UBS EUR 321 USD 379 08/13/25 12
Westpac USD 268 AUD 411 09/17/25 (4)
Westpac USD 1,133 CHF 918 09/17/25 3
Westpac USD 89 JPY 12,798 09/17/25 (4)
Westpac USD 93 NOK 933 09/17/25 (2)
Westpac CAD 186 USD 137 09/17/25 2
Westpac DKK 4,682 USD 726 09/17/25 7
Westpac EUR 316 USD 366 09/17/25 4
Westpac GBP 492 USD 666 09/17/25 16
Westpac HKD 12,711 USD 1,631 09/17/25 6
Westpac SEK 2,025 USD 213 09/17/25 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 273
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 12,500 (1.000%)
(2)
06/20/30 468 (193) 275
Total Open Credit Indices - Purchase Protection Contracts 468 (193) 275
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA High Yield Index Bank of America USD 7,500 5.000%
(2)
06/20/30 211 373 584
Total Open Credit Indices - Sell Protection Contracts 211 373 584
Total Open Credit Default Swap Contracts (å) 679 180 859
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 41,500 $ — $ — $ 41,500
International Debt — 56,802 — — 56,802
Non-US Bonds — 872 — — 872
Common Stocks
Consumer Discretionary 9,130 9,713 — — 18,843

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Strategy Income Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Consumer Staples 4,613 2,254 — — 6,867
Energy 3,873 1,152 — — 5,025
Financial Services 28,467 18,105 — — 46,572
Health Care 7,667 4,358 — — 12,025
Materials and Processing 6,275 5,161 — — 11,436
Producer Durables 11,147 9,668 3,216 — 24,031
Technology 19,971 8,245 — — 28,216
Utilities 4,916 3,406 — — 8,322
Investments in Other Funds 244 — — — 244
Preferred Stocks 2,891 477 — — 3,368
Options Purchased 31 — — — 31
Short-Term Investments — — — 15,589 15,589
Total Investments 99,225 161,713 3,216 15,589 279,743
Other Financial Instruments
Assets
Futures Contracts 966 — — — 966
Foreign Currency Exchange Contracts — 350 — — 350
Credit Default Swap Contracts — 859 — — 859
Liabilities
Futures Contracts (2,630) — — — (2,630)
Options Written (7) — — — (7)
Foreign Currency Exchange Contracts — (77) — — (77)
Total Other Financial Instruments
*
$ (1,671) $ 1,132 $ — $ — $ (539)
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Producer Durables Discounted cash flow** Discount rate* 12.6% 3,216
Market approach** EBITDA multiple*** 6.24x
Discount to guideline
comparables 29.9%
Total Investments 3,216

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 439
*   The discount rates were determined by calculating the weighted average cost of capital for the companies.
**  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
7/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2025
Long-Term Investments
International Debt $13 $— $11 $1 $(4) $— $— $1 $— $—
Common Stocks
Producer Durables 3,433 — — — — — — (217) 3,216 (217)
Total Investments
$3,446 $— $11 $1 $(4) $— $— $(216) $3,216 $(217)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
228
Argentina ............................................................................................
1,338
Australia .............................................................................................
3,734
Austria ................................................................................................
209
Azerbaijan ..........................................................................................
628
Bahrain ...............................................................................................
1,199
Barbados ............................................................................................
66
Belgium ..............................................................................................
343
Brazil ..................................................................................................
3,964
Canada ................................................................................................
7,004
Chile ...................................................................................................
2,334
China ..................................................................................................
11,084
Colombia ............................................................................................
2,125
Congo, the Democratic Republic of the .............................................
176
Costa Rica ..........................................................................................
941
Denmark .............................................................................................
1,109
Dominican Republic ..........................................................................
852
Ecuador ..............................................................................................
620
Egypt ..................................................................................................
849
El Salvador .........................................................................................
175
Finland ...............................................................................................
804
France .................................................................................................
5,556
Georgia ...............................................................................................
517
Germany .............................................................................................
4,711
Ghana .................................................................................................
218
Greece ................................................................................................
412
Guatemala ..........................................................................................
301
Hong Kong .........................................................................................
2,139
Hungary ..............................................................................................
1,305
India ...................................................................................................
3,280
Indonesia ............................................................................................
3,050
Ireland ................................................................................................
618
Israel ...................................................................................................
151

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Italy ....................................................................................................
1,674
Ivory Coast .........................................................................................
197
Japan ..................................................................................................
7,276
Jordan .................................................................................................
206
Kazakhstan .........................................................................................
1,044
Kenya .................................................................................................
192
Lebanon ..............................................................................................
89
Luxembourg .......................................................................................
211
Macao .................................................................................................
129
Malaysia .............................................................................................
1,434
Mexico ...............................................................................................
4,335
Morocco .............................................................................................
786
Myanmar ............................................................................................
30
Netherlands ........................................................................................
2,095
New Zealand ......................................................................................
173
Nigeria ................................................................................................
820
Norway ...............................................................................................
159
Oman ..................................................................................................
1,685
Pakistan ..............................................................................................
883
Panama ...............................................................................................
1,611
Paraguay .............................................................................................
205
Peru ....................................................................................................
1,507
Philippines ..........................................................................................
952
Poland ................................................................................................
808
Puerto Rico .........................................................................................
197
Romania .............................................................................................
918
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,374
Serbia .................................................................................................
805
Singapore ...........................................................................................
2,445
South Africa .......................................................................................
3,535
South Korea .......................................................................................
3,957
Spain ..................................................................................................
1,660
Sri Lanka ............................................................................................
242
Sweden ...............................................................................................
2,207
Switzerland ........................................................................................
2,587
Taiwan ................................................................................................
4,040
Thailand .............................................................................................
942
Turkey ................................................................................................
2,590
Ukraine ...............................................................................................
959
United Arab Emirates .........................................................................
1,619
United Kingdom .................................................................................
8,031
United States ......................................................................................
148,151
Uruguay ..............................................................................................
670
Uzbekistan ..........................................................................................
816
Venezuela, Bolivarian Republic of ....................................................
153
Zambia ...............................................................................................
304
Total Investments ............................................................................... 279,743
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 441
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,535 $ 203,853 $ 205,795 $ (5) $ 1 $ 15,589 $ 550 $ —

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 20.9%
Corporate Bonds and Notes - 15.2%
Consumer Discretionary - 4.0%
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 200 186
Cable One, Inc.
7.521% due 03/15/26 (ž) 1,323 1,264
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 2,240 2,145
Etsy, Inc.
0.250% due 06/15/28 2,695 2,341
fuboTV , Inc.
3.250% due 02/15/26 1,441 1,419
Guess?, Inc.
3.750% due 04/15/28 2,131 2,063
indie Semiconductor, Inc.
4.500% due 11/15/27 328 312
JetBlue Airways Corp.
0.500% due 04/01/26 1,697 1,634
LCI Industries
1.125% due 05/15/26 1,693 1,640
Lucid Group, Inc.
1.250% due 12/15/26 (Þ) 864 794
Magnite , Inc.
0.250% due 03/15/26 2,106 2,044
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 2,453 2,332
Peloton Interactive, Inc.
6.347% due 02/15/26 (ž) 972 940
The RealReal , Inc. (The)
1.000% due 03/01/28 219 178
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 844 823
Vail Resorts, Inc.
5.498% due 01/01/26 (ž) 2,053 2,007
Winnebago Industries, Inc.
3.250% due 01/15/30 1,060 926
23,048
Consumer Staples - 0.5%
Alarm.com, Inc.
5.784% due 01/15/26 (ž) 528 514
MGP Ingredients, Inc.
1.875% due 11/15/41 1,719 1,633
Spectrum Brands, Inc.
3.375% due 06/01/29 949 864
3,011
Energy - 0.7%
Array Technologies, Inc.
1.000% due 12/01/28 2,315 1,887
Enphase Energy, Inc.
5.773% due 03/01/26 (ž) 1,801 1,742
7.478% due 03/01/28 (ž) 834 692
4,321
Financial Services - 2.9%
Affirm Holdings, Inc.
5.055% due 11/15/26 (ž) 1,361 1,277
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,957 1,908
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pebblebrook Hotel Trust
1.750% due 12/15/26 2,161 2,049
PennyMac Corp.
5.500% due 03/15/26 1,717 1,709
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 216 206
Redfin Corp.
0.500% due 04/01/27 1,749 1,609
Redwood Trust, Inc.
7.750% due 06/15/27 929 929
Repay Holdings Corp.
6.950% due 02/01/26 (Þ)(ž) 1,492 1,442
Square, Inc.
5.508% due 05/01/26 (ž) 642 616
0.250% due 11/01/27 770 695
Summit Hotel Properties, Inc.
1.500% due 02/15/26 2,444 2,371
Two Harbors Investment Corp.
6.250% due 01/15/26 1,202 1,195
Upstart Holdings, Inc.
0.250% due 08/15/26 634 606
16,612
Health Care - 2.8%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 601 517
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 469 442
BridgeBio Pharma, Inc.
2.250% due 02/01/29 879 843
CONMED Corp.
2.250% due 06/15/27 2,347 2,232
DexCom , Inc.
0.250% due 11/15/25 95 94
Envista Holdings Corp.
1.750% due 08/15/28 1,761 1,645
Esperion Therapeutics, Inc.
4.000% due 11/15/25 449 441
Guardant Health, Inc.
4.830% due 11/15/27 (ž) 1,591 1,428
Haemonetics Corp.
5.357% due 03/01/26 (ž) 1,539 1,492
Herbalife, Ltd.
4.250% due 06/15/28 1,080 1,008
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 1,512 1,504
NeoGenomics , Inc.
0.250% due 01/15/28 765 645
Novocure , Ltd.
6.152% due 11/01/25 (ž) 1,377 1,356
Retrophin , Inc.
2.500% due 09/15/25 216 215
Teladoc Health, Inc.
1.250% due 06/01/27 2,471 2,276
16,138
Producer Durables - 0.3%
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,512 1,493

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Technology - 4.0%
Airbnb, Inc.
5.164% due 03/15/26 (ž) 773 749
Bandwidth, Inc.
0.500% due 04/01/28 2,646 2,225
Bentley Systems Inc.
0.375% due 07/01/27 162 156
Bill.com Holdings, Inc.
5.484% due 04/01/27 (ž) 864 790
Blackline, Inc.
5.581% due 03/15/26 (ž) 324 313
Cerence , Inc.
1.500% due 07/01/28 1,545 1,173
Dayforce , Inc.
0.250% due 03/15/26 2,107 2,041
Fastly , Inc.
7.750% due 06/01/28 219 224
Fiverr International, Ltd.
6.575% due 11/01/25 (ž) 1,280 1,259
Groupon, Inc.
1.125% due 03/15/26 618 604
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 490 473
Okta , Inc.
0.375% due 06/15/26 2,181 2,093
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 1,858 1,818
Q2 Holdings, Inc.
0.125% due 11/15/25 857 844
Snap, Inc.
5.553% due 05/01/27 (ž) 852 775
0.125% due 03/01/28 2,057 1,808
Unity Software, Inc.
5.067% due 11/15/26 (ž) 1,334 1,252
Upwork , Inc.
0.250% due 08/15/26 2,131 2,015
Verint Systems, Inc.
0.250% due 04/15/26 856 831
Ziff Davis, Inc.
1.750% due 11/01/26 1,726 1,649
23,092
87,715
International Debt - 5.7%
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 329 328
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 583 400
Adnoc Murban Rsc , Ltd.
4.500% due 09/11/34 (Þ) 518 507
Angolan Government International
Bond
Series REGS
8.000% due 11/26/29 (Þ) 220 205
9.125% due 11/26/49 (Þ) 200 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 135 104
Series *
4.125% due 07/09/35 (~)(Ê) 934 614
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 179
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 688 705
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 90
Brazil Government International Bond
6.625% due 03/15/35 877 881
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 213 206
China Government International Bond
4.125% due 11/20/27 (Þ) 472 478
Colombia Government International
Bond
8.500% due 04/25/35 647 684
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 200 204
Series REGS
6.780% due 01/13/55 (Þ) 200 204
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 298 311
Dominican Republic International
Bond
Series REGS
6.950% due 03/15/37 (Þ) 750 769
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 611 615
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 105 92
6.937% due 07/31/30 (Þ)(ž) 51 36
5.493% due 07/31/35 (~)(Ê)(Þ) 396 295
EDO Sukuk , Ltd.
Series REGS
5.662% due 07/03/31 (Þ) 561 576
Egypt Government International Bond
Series REGS
8.625% due 02/04/30 (Þ) 201 205
8.500% due 01/31/47 (Þ) 617 503
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 150 152
9.650% due 11/21/54 (Þ) 150 154
Export-Import Bank of India
Series REGS

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 01/15/30 (Þ) 200 188
2.250% due 01/13/31 (Þ) 116 102
First Majestic Silver Corp.
0.375% due 01/15/27 1,435 1,391
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 22 21
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 245 233
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 411
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 555 557
Series REGS
8.509% due 01/14/29 (Þ) 200 213
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 200 202
6.750% due 09/23/55 (Þ) 345 349
Series REGS
6.125% due 05/22/28 (Þ) 204 211
Indonesia Government International
Bond
5.650% due 01/11/53 200 199
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 200 197
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 47
Series REGS
5.850% due 07/07/30 (Þ) 200 194
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 202
Lebanon Government International
Bond
Series GMTN
7.000% due 03/20/28 (Æ)(Ø)(Þ) 27 5
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 122
Ma'aden Sukuk , Ltd.
Series REGS
5.250% due 02/13/30 (Þ) 200 204
Mexico Government International
Bond
7.375% due 05/13/55 312 321
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 454 418
10.375% due 12/09/34 (Þ) 212 227
OCP SA
7.500% due 05/02/54 (Þ) 355 359
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 277 289
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 212 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Panama Government International
Bond
3.875% due 03/17/28 200 194
2.252% due 09/29/32 409 313
8.000% due 03/01/38 400 433
Paraguay Government International
Bond
Series REGS
5.850% due 08/21/33 (Þ) 200 205
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 303 307
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 830 832
Peruvian Government International
Bond
2.783% due 01/23/31 224 201
5.500% due 03/30/36 216 215
6.200% due 06/30/55 284 285
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 510 71
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 38 5
6.000% due 11/15/26 (Æ)(Ø)(Þ) 81 11
5.500% due 04/12/37 (Æ)(Ø)(Þ) 115 16
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 278
Petroleos Mexicanos
6.375% due 01/23/45 564 425
Series WI
6.750% due 09/21/47 801 619
Petronas Capital, Ltd.
5.848% due 04/03/55 (Þ) 269 271
Series REGS
2.480% due 01/28/32 (Þ) 422 370
3.404% due 04/28/61 (Þ) 400 262
Philippine Government International
Bond
5.170% due 10/13/27 446 453
1.950% due 01/06/32 500 423
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 200 196
Republic of Chile Government
International Bond
4.950% due 01/05/36 400 392
Republic of Kazakhstan Government
International Bond
5.000% due 07/01/32 (Þ) 472 473
Republic of Kenya Government
International Bond
9.500% due 03/05/36 (Þ) 325 312
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 270 276
Series 10Y
5.375% due 02/12/35 371 378
Series 30Y
5.500% due 03/18/54 216 202
Republic of South Africa Government
International Bond

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 12Y
4.300% due 10/12/28 308 298
Series 30Y
5.750% due 09/30/49 442 330
Series REGS
7.100% due 11/19/36 (Þ) 200 198
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 223 197
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 142 143
Series REGS
3.000% due 02/14/31 (Þ) 278 243
7.500% due 02/10/37 (Þ) 380 403
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 370 344
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 507 512
Series REGS
5.000% due 01/18/53 (Þ) 430 370
Sea, Ltd.
0.250% due 09/15/26 2,465 2,333
Senegal Government International
Bond
Series REGS
6.250% due 05/23/33 (Þ) 200 149
Serbia International Bond
Series REGS
2.125% due 12/01/30 (Þ) 225 193
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 166
3.600% due 05/15/36 (~)(Ê)(Þ) 45 37
3.600% due 02/15/38 (~)(Ê)(Þ) 101 85
SSR Mining, Inc.
2.500% due 04/01/39 492 503
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 200 201
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/28 (Þ) 200 202
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 377 189
Series REGS
0.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 355 166
Uruguay Government International
Bond
5.750% due 10/28/34 465 487
5.442% due 02/14/37 201 205
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 338 54
12.750% due 08/23/22 (Æ)(Ø)(Þ) 140 27
9.000% due 05/07/23 (Æ)(Ø)(Þ) 159 29
11.950% due 08/05/31 (Æ)(Ø)(Þ) 148 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 55 51
Series REGS
5.750% due 06/30/33 (~)(Ê)(Þ) 47 44
33,132
Total Long-Term Fixed
Income Investments
(cost $119,067) 120,847
Common Stocks - 71.6%
Consumer Discretionary - 9.2%
Adtalem Global Education, Inc.(Æ) 1,007 115
Alibaba Group Holding, Ltd. 204,908 3,023
Alibaba Group Holding, Ltd. - ADR 2,979 359
Allegro.eu SA(Æ)(Þ) 13,502 133
Amazon.com, Inc.(Æ) 16,385 3,836
Amer Sports, Inc.(Æ) 872 33
Americana Restaurants International
PLC
143,070 83
Anta Sports Products, Ltd. 20,800 239
Archer Aviation, Inc. Class A(Æ) 6,296 63
Aristocrat Leisure, Ltd. 6,131 273
Autoliv , Inc. 7,669 855
AutoZone, Inc.(Æ) 381 1,436
Axon Enterprise, Inc.(Æ) 311 235
Bath & Body Works, Inc. 11,287 327
Best Buy Co., Inc. 1,796 117
Boot Barn Holdings, Inc.(Æ) 1,229 211
Bridgestone Corp. 5,600 226
BYD Co., Ltd. Class H 42,000 618
Caesars Entertainment, Inc.(Æ) 13,849 370
Canadian Tire Corp., Ltd. Class A 1,149 154
Carvana Co.(Æ) 205 80
Celestica, Inc.(Æ) 822 164
Charter Communications, Inc. Class
A(Æ)
383 103
Cie Financiere Richemont SA Class A 7,589 1,235
Cie Generale des Etablissements
Michelin SCA
26,091 929
Comcast Corp. Class A 12,892 428
Continental AG 235 20
Costco Wholesale Corp. 961 903
CTS Eventim AG & Co. KGaA 1,711 193
Damai Entertainment Holdings, Ltd.
(Æ)
460,000 65
Darden Restaurants, Inc. 701 141
Dassault Aviation SA 334 104
Davide Campari-Milano NV 158,807 1,097
De' Longhi SpA 945 31
Deckers Outdoor Corp.(Æ) 1,355 144
Denny's Corp.(Æ) 126,631 471
Diageo PLC 16,869 412
DiDi Global, Inc. - ADR(Æ) 15,542 78
Dollarama , Inc. 1,509 206
DR Horton, Inc. 1,397 200
Dutch Bros, Inc. Class A(Æ) 1,719 102
eBay, Inc. 3,260 299
Expedia Group, Inc. 342 62

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferguson Enterprises, Inc. 1,598 357
Ferrari NV 1,429 625
Fielmann Group AG 307 19
Five Below, Inc.(Æ) 1,497 204
Flutter Entertainment PLC(Æ) 1,163 352
Ford Motor Co. 3,413 38
Ford Otomotiv Sanayi AS 47,670 111
Fox Corp. Class B 6,076 311
Galaxy Entertainment Group, Ltd. 51,000 250
Games Workshop Group PLC 816 175
Garmin, Ltd. 1,602 350
General Motors Co. 10,834 578
Genius Sports, Ltd.(Æ) 24,658 277
Genuine Parts Co. 764 98
Gildan Activewear , Inc. Class A 10,592 535
Grab Holdings, Ltd. Class A(Æ) 44,950 220
H World Group, Ltd. 9,100 28
Hankook Tire & Technology Co., Ltd. 1,805 58
Hermes International 140 342
Home Depot, Inc. (The) 1,370 503
Howden Joinery Group PLC 69,945 811
Hyundai Department Store Co., Ltd. 5,416 276
Industria de Diseno Textil SA 16,399 784
InterContinental Hotels Group PLC 6,881 793
ITOCHU Corp. 4,600 242
JB Hi-Fi, Ltd. 1,793 128
Kuaishou Technology(Æ)(Þ) 72,300 710
Lennar Corp. Class A 1,299 146
Li Auto, Inc. - ADR(Æ) 6,764 177
Li Auto, Inc. Class A(Æ) 18,600 244
Lincoln Educational Services Corp.(Æ) 13,132 300
Lithia Motors, Inc. Class A 125 36
Lowe's Cos., Inc. 703 157
LVMH Moet Hennessy Louis Vuitton
SE
2,077 1,117
Magnite , Inc.(Æ) 5,026 116
Mahindra & Mahindra, Ltd. 30,933 1,124
Matthews International Corp. Class A 29,234 687
Mazda Motor Corp. 9,000 54
McDonald's Corp. 1,014 304
Meituan Class B(Æ)(Þ) 22,600 350
MercadoLibre , Inc.(Æ) 265 629
Netflix, Inc. Class B(Æ) 657 762
Next PLC 4,227 686
NVR, Inc.(Æ) 21 159
Omnicom Group, Inc. 1,814 131
Omron Corp. 5,900 152
OptimizeRx Corp.(Æ) 7,455 94
O'Reilly Automotive, Inc.(Æ) 4,315 424
Oriental Holdings BHD 55,067 87
Pernod Ricard SA 5,782 595
PulteGroup, Inc. 1,540 174
Remy Cointreau SA 5,336 317
Renault SA 3,385 123
Rolls-Royce Holdings PLC 24,500 346
Rush Street Interactive, Inc.(Æ) 36,502 736
Scout24 SE(Þ) 3,916 525
SCREEN Holdings Co., Ltd. 2,000 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sea, Ltd. - ADR(Æ) 7,283 1,141
Secom Co., Ltd. 5,000 179
Sekisui Chemical Co., Ltd. 6,700 116
SJM Holdings, Ltd.(Æ) 380,000 150
Spectris PLC 4,763 250
Sportradar Holding AG Class A(Æ) 2,305 68
Stride, Inc.(Æ) 1,907 245
Subaru Corp. 9,100 166
Sunny Optical Technology Group Co.,
Ltd.
13,300 124
Super Group SGHC, Ltd. 24,913 268
Target Corp. 1,000 101
Tencent Holdings, Ltd. 58,066 4,070
Tencent Holdings, Ltd. - ADR 7,897 553
Tesla, Inc.(Æ) 1,580 487
TJX Cos., Inc. (The) 8,006 997
Tri Pointe Homes, Inc.(Æ) 29,815 918
Universal Music Group NV 18,383 529
Universal Technical Institute, Inc.(Æ) 6,966 224
Volkswagen AG 750 80
Walmart, Inc. 4,316 423
Walt Disney Co. (The) 1,304 155
Yamaha Corp. 101,200 724
Yum! Brands, Inc. 1,084 156
Zalando SE(Æ)(Þ) 28,022 823
53,204
Consumer Staples - 2.7%
Alimentation Couche-Tard, Inc. 2,724 142
Altria Group, Inc. 11,808 731
Ambev SA 100,045 223
Anheuser-Busch InBev SA 1,452 84
Archer-Daniels-Midland Co. 3,142 170
Asahi Group Holdings, Ltd. 12,000 152
Astarta Holding PLC 6,944 88
BIM Birlesik Magazalar AS 16,010 208
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
13,161 48
British American Tobacco PLC 4,702 252
Campbell Co. (The) 3,019 96
Carrefour SA 18,199 261
Celsius Holdings, Inc.(Æ) 1,775 80
China Mengniu Dairy Co., Ltd. 329,000 687
Church & Dwight Co., Inc. 1,714 161
Clorox Co. (The) 928 116
Coca-Cola Co. (The) 7,075 480
Coca-Cola Icecek AS 122,279 152
Colgate-Palmolive Co. 1,771 148
Compass Group PLC 5,187 182
Conagra Brands, Inc. 4,314 79
CVS Health Corp. 3,165 197
DO & CO AG 2,240 504
elf Beauty, Inc.(Æ) 1,441 175
First Pacific Co., Ltd. 150,000 118
First Resources, Ltd. 140,297 164
General Mills, Inc. 4,198 206
Genting Plantations Bhd 48,600 56
Golden Agri-Resources, Ltd. 2,450,000 481
Grocery Outlet Holding Corp.(Æ) 11,618 153

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GS Holdings Corp. 4,423 157
Haleon PLC 151,443 713
Hershey Co. (The) 760 141
Imperial Tobacco Group PLC 4,455 174
JBS NV Class A(Æ) 7,640 105
JM Smucker Co. (The) 1,080 116
Kato Sangyo Co., Ltd. 2,400 91
Kellanova 1,879 150
Keurig Dr Pepper, Inc. 7,132 233
Kimberly-Clark Corp. 1,603 200
Kraft Heinz Co. (The) 3,366 92
Kroger Co. (The) 2,108 148
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 1,167 189
Marfrig Global Foods SA 24,857 95
Metro, Inc. Class A 2,416 185
Mondelez International, Inc. Class A 2,470 160
Monster Beverage Corp.(Æ) 8,578 504
National Vision Holdings, Inc.(Æ) 29,166 708
PepsiCo, Inc. 4,675 645
Philip Morris International, Inc. 4,915 806
Pilgrim's Pride Corp. 4,620 219
Procter & Gamble Co. (The) 3,626 546
Puregold Price Club, Inc. 207,600 142
Raia Drogasil SA 32,442 78
Reckitt Benckiser Group PLC 3,752 280
Shiseido Co., Ltd. 41,600 672
Smithfield Foods, Inc. 2,801 68
Sodexo SA 3,351 200
Sprouts Farmers Market, Inc.(Æ) 502 76
Tyson Foods, Inc. Class A 1,788 93
Unicharm Corp. 30,300 212
Uni -President Enterprises Corp. 58,000 153
Wal-Mart de Mexico SAB de CV 91,076 268
WH Group, Ltd.(Þ) 215,669 217
Zabka Group SA(Æ) 32,550 180
15,610
Energy - 2.3%
Antero Resources Corp.(Æ) 3,378 118
ARC Resources, Ltd. 1,609 31
Baker Hughes Co. 10,463 471
Cenovus Energy, Inc. 45,530 693
Chevron Corp. 1,897 288
Coterra Energy, Inc. 6,468 158
Ecopetrol SA - ADR 13,826 116
ENEOS Holdings, Inc. 31,700 165
EOG Resources, Inc. 2,125 255
EQT Corp. 4,451 239
Eramet SA 2,099 116
Expro Group Holdings NV(Æ) 38,104 411
Exxon Mobil Corp. 8,247 921
Galp Energia SGPS SA Class B 8,752 166
Gazprom PJSC(Æ)(Š) 332,583 —
Idemitsu Kosan Co., Ltd. 25,900 165
Japan Petroleum Exploration Co., Ltd. 28,100 204
Kinder Morgan, Inc. 13,086 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LUKOIL PJSC(Æ)(Š) 8,302 —
Matrix Service Co.(Æ) 26,101 399
NAC Kazatomprom JSC - GDR(Þ) 12,229 502
Natural Gas Services Group, Inc. 3,609 87
NPK International, Inc.(Æ) 23,568 213
ONEOK, Inc. 9,356 768
Paladin Energy, Ltd.(Æ) 96,390 378
Petroleo Brasileiro SA - ADR 28,548 364
Phillips 66 1,281 158
Range Resources Corp. 11,842 435
Reliance Industries, Ltd. 29,799 470
Repsol SA 10,640 161
Schneider Electric SE 5,596 1,460
Shell PLC 12,386 445
Suncor Energy, Inc. 6,865 271
Targa Resources Corp. 1,578 263
TechnipFMC PLC 7,346 267
Teck Resources, Ltd. Class B 11,929 387
TotalEnergies SE 3,977 236
Tourmaline Oil Corp. 3,728 159
Tullow Oil PLC(Æ) 213,313 40
United States Antimony Corp.(Æ) 31,419 96
Viper Energy, Inc. 12,283 463
Williams Cos., Inc. (The) 2,532 152
YPF SA - ADR(Æ) 1,107 37
13,095
Financial Services - 18.2%
3i Group PLC 7,502 410
ABN AMRO Bank NV(Þ) 19,429 559
Aedifica SA(ö) 3,451 253
Aflac, Inc. 2,921 290
Agree Realty Corp.(ö) 5,600 402
AIA Group, Ltd. 100,400 939
Air Lease Corp. Class A 18,062 1,001
Akbank TAS 141,031 234
Allianz SE 623 247
Allstate Corp. (The) 818 166
Alpha Bank SA 140,457 528
Alpha FX Group PLC(Þ) 5,420 297
Amadeus IT Group SA Class A 2,368 190
American Homes 4 Rent Class A(ö) 10,153 352
American Integrity Insurance Group,
Inc.(Æ)
28,116 525
American Tower Corp. 990 206
Americold Realty Trust, Inc.(ö) 14,244 229
Annaly Capital Management, Inc.(ö) 7,993 162
ARGAN SA(ö) 1,319 99
Arthur J Gallagher & Co. 475 136
AvalonBay Communities, Inc.(ö) 751 140
Bajaj Finance, Ltd. 89,154 892
Baloise Holding AG 673 161
Banco BTG Pactual SA 32,192 225
Banco de Sabadell SA 49,375 182
Banco Santander SA 7,337 63
Bank Central Asia Tbk PT 1,453,322 725
Bank Hapoalim BM 14,098 265
Bank Leumi Le-Israel BM 19,375 358

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Mandiri Persero Tbk PT 1,946,092 526
Bank of America Corp. 17,908 846
Bank of China (Hong Kong), Ltd. 50,000 225
Bank of Ireland Group PLC 45,638 611
Bank of Montreal 3,014 333
Bank of New York Mellon Corp. (The) 2,509 255
Bank of Nova Scotia (The) 4,521 252
BDO Unibank , Inc. 170,870 416
Beazley PLC 36,138 426
Berkshire Hathaway, Inc. Class B(Æ) 2,141 1,010
BGC Group, Inc. Class A 131,625 1,220
Big Yellow Group PLC(ö) 10,673 132
BNP Paribas SA 4,660 425
Brambles, Ltd. 17,009 260
British Land Co. PLC (The)(ö) 12,481 57
Broadstone Net Lease, Inc.(ö) 60,598 984
Brookfield Corp. 2,198 147
Brown & Brown, Inc. 1,601 146
Canadian Imperial Bank of Commerce 4,417 316
CapitaLand Integrated Commercial
Trust Class A(ö)
252,400 426
Capitec Bank Holdings, Ltd. 1,594 308
CareTrust REIT, Inc.(ö) 8,441 268
Castellum AB 9,094 103
Catena AB 1,750 79
Charles Schwab Corp. (The) 11,968 1,170
Charter Hall Group(ö) 22,222 286
China Construction Bank Corp. Class
H
418,694 429
China International Capital Corp., Ltd.
Class H(Þ)
508,000 1,292
China Merchants Bank Co., Ltd. Class
H
45,000 292
China Resources Land, Ltd. 134,000 493
Chubb, Ltd. 586 156
Cincinnati Financial Corp. 1,114 164
Citigroup, Inc. 6,155 577
CK Asset Holdings, Ltd. 35,000 160
CK Hutchison Holdings, Ltd. Class B 119,500 783
Close Brothers Group PLC(Æ) 20,831 111
CME Group, Inc. Class A 4,631 1,289
Commerzbank AG 4,643 170
Country Garden Services Holdings
Co., Ltd.
190,000 158
Cresud SACIF y A - ADR 9,463 105
Crown Castle, Inc.(ö) 14,518 1,526
Dave, Inc.(Æ) 1,875 442
DBS Group Holdings, Ltd. 5,500 202
Derwent London PLC(ö) 4,320 110
Deutsche Boerse AG 754 218
Digital Core REIT Management Pte ,
Ltd.(ö)
201,600 105
Digital Realty Trust, Inc.(ö) 13,397 2,364
DLF, Ltd. 39,146 348
DNB Bank ASA 7,554 192
E.Sun Financial Holding Co., Ltd. 362,595 386
EastGroup Properties, Inc.(ö) 2,946 481
Equinix , Inc.(ö) 1,755 1,378
Essex Property Trust, Inc.(ö) 3,487 907
Extra Space Storage, Inc.(ö) 7,861 1,056
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fairfax Financial Holdings, Ltd. 127 225
Fastighets AB Balder Class B(Æ) 30,910 208
Fidelity National Financial, Inc. 3,312 187
FinecoBank Banca Fineco SpA 36,609 780
First BanCorp 21,565 449
Franklin Resources, Inc. 11,074 266
Frasers Centrepoint Trust(ö) 124,200 212
FTAI Aviation, Ltd. 1,125 155
Futu Holdings, Ltd. - ADR 3,437 528
Goldman Sachs Group, Inc. (The) 30 22
Goodman Group(ö) 52,766 1,176
Grainger PLC 45,920 124
Grupo Financiero Banorte SAB de CV
Class O
30,649 273
Grupo Financiero Galicia SA
- ADR(Æ)
609 31
Guaranty Trust Holding Co. PLC(Æ) 3,566,672 243
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
4,621 115
Hana Financial Group, Inc. 19,362 1,186
Hang Seng Bank, Ltd. 12,700 185
Hankook Technology Group Co., Ltd. 12,565 218
Hartford Insurance Group, Inc. (The) 1,893 235
HDFC Bank, Ltd. 47,944 1,101
HDFC Bank, Ltd. - ADR 5,012 385
Healthcare Realty Trust, Inc.(ö) 33,737 518
Highwoods Properties, Inc.(ö) 6,970 202
Hiscox , Ltd. 25,619 436
Hong Kong Exchanges & Clearing,
Ltd.
16,900 920
Hongkong Land Holdings, Ltd. 16,200 97
Host Hotels & Resorts, Inc.(ö) 57,857 909
HSBC Holdings PLC 15,270 186
Hudson Pacific Properties, Inc.(Æ)(ö) 52,950 130
iA Financial Corp., Inc. 1,983 194
ICICI Bank, Ltd. 96,018 1,621
Industrivarden AB Class A 732 27
Ingenia Communities Group(ö) 84,515 285
Intact Financial Corp. 820 169
Intesa Sanpaolo SpA 10,073 61
Investor AB Class B 8,214 238
Invincible Investment Corp.(ö) 308 136
Invitation Homes, Inc.(ö) 46,655 1,430
Iron Mountain, Inc.(ö) 8,772 854
Israel Discount Bank, Ltd. Class A 20,783 199
Itau Unibanco Holding SA - ADR 55,524 348
Japan Metropolitan Fund Investment
Corp.(ö)
595 434
Japan Post Holdings Co., Ltd. 15,400 142
Japan Real Estate Investment Corp.(ö) 326 265
JPMorgan Chase & Co. 4,731 1,401
Kasikornbank PCL - NVDR 20,000 99
KB Financial Group, Inc. 4,974 396
Kemper Corp. 22,241 1,370
Kilroy Realty Corp.(ö) 14,113 520
Kimco Realty Corp.(ö) 46,394 985
Kite Realty Group Trust(ö) 15,542 342
Klepierre SA(ö) 15,237 581
Korean Reinsurance Co. 19,020 146
Land Securities Group PLC(ö) 28,748 219

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LEG Immobilien SE 3,348 267
Link REIT(ö) 80,900 450
London Stock Exchange Group PLC 2,780 339
LondonMetric Property PLC(ö) 224,296 565
Longfor Group Holdings, Ltd.(Þ) 363,000 453
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 6
M&T Bank Corp. 887 167
Macrotech Developers, Ltd.(Þ) 10,860 151
Manulife Financial Corp. 10,278 318
Marex Group PLC 2,485 96
Markel Group, Inc.(Æ) 98 197
Marsh & McLennan Cos., Inc. 1,646 328
MasterCard, Inc. Class A 4,872 2,760
Mercialys SA(ö) 4,973 62
MetLife, Inc. 951 72
Mirvac Group(ö) 134,021 193
Mitsubishi Estate Co., Ltd. 23,099 432
Mitsubishi UFJ Financial Group, Inc. 2,300 32
Mitsui Fudosan Co., Ltd. 81,300 729
Mitsui Fudosan Logistics Park, Inc.(ö) 347 233
Mizrahi Tefahot Bank, Ltd. 3,618 223
Mizuho Financial Group, Inc. 4,400 129
Morgan Stanley 1,729 246
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
474 311
National Bank Holdings Corp. Class A 9,327 346
National Bank of Canada 1,544 161
NatWest Group PLC 84,049 583
New China Life Insurance Co., Ltd.
Class H
127,100 815
Newmark Group, Inc. Class A 49,551 752
Nippon Accommodations Fund, Inc.(ö) 299 235
Nippon Building Fund, Inc.(ö) 76 70
Nippon Prologis REIT, Inc.(ö) 396 214
Nomura Real Estate Master Fund, Inc.
(ö)
227 240
NU Holdings, Ltd. Class A(Æ) 17,895 219
Nyfosa AB 10,772 93
Omega Healthcare Investors, Inc.(ö) 6,284 244
ORIX Corp. 16,872 378
Orix JREIT, Inc.(ö) 11 14
Oversea-Chinese Banking Corp., Ltd. 13,500 175
Palomar Holdings, Inc.(Æ) 792 105
Parkway Life Real Estate Investment
Trust(ö)
69,500 215
Perella Weinberg Partners 4,770 95
Ping An Insurance Group Co. of China,
Ltd. Class H
68,267 469
Piper Sandler Cos. 1,093 345
Piraeus Financial Holdings SA 63,887 493
PNC Financial Services Group, Inc.
(The)
841 160
Power Corp. of Canada 3,934 159
Powszechna Kasa Oszczednosci Bank
Polski SA
11,328 248
Progressive Corp. (The) 1,281 310
Prologis, Inc.(ö) 14,911 1,592
Prosperity Bancshares, Inc. 17,623 1,174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosus NV 18,707 1,070
Prudential PLC 20,382 258
Public Storage(ö) 2,555 695
Qifu Technology, Inc. - ADR 18,037 619
REA Group, Ltd. 546 83
Realty Income Corp.(ö) 13,853 778
Regions Financial Corp. 6,720 170
RELX PLC 22,492 1,166
Resona Holdings, Inc. 50,700 460
Royal Bank of Canada 3,522 452
Safestore Holdings PLC(ö) 24,329 216
Sampo OYJ Class A 15,515 166
Samsung Fire & Marine Insurance Co.,
Ltd.
963 305
Saudi National Bank (The) 17,980 179
SBA Communications Corp.(ö) 192 43
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 5,889 123
Schroders PLC 48,179 248
SGS SA 1,745 177
Shinhan Financial Group Co., Ltd. 2,906 142
Shriram Finance, Ltd. 55,029 393
Shurgard Self Storage, Ltd.(ö) 1,309 52
Simon Property Group, Inc.(ö) 6,677 1,094
SK Square Co., Ltd.(Æ) 4,273 465
SLM Corp. 16,769 533
Societe Generale SA 3,999 255
Standard Bank Group, Ltd. 11,007 141
Stockland(ö) 145,571 516
Sumitomo Mitsui Financial Group, Inc. 7,400 187
Sumitomo Realty & Development Co.,
Ltd.
9,300 340
Sun Communities, Inc.(ö) 8,197 1,017
Sun Hung Kai Properties, Ltd. 96,000 1,141
Sun Life Financial, Inc. 3,358 205
Swiss Prime Site AG Class A 2,665 368
Swissquote Group Holding SA 775 516
TAG Immobilien AG 10,994 177
Talanx AG 952 127
Toronto-Dominion Bank (The) 340 25
Travelers Cos., Inc. (The) 774 201
UBS Group AG 19,133 711
UDR, Inc.(ö) 12,193 479
Unibail - Rodamco -Westfield(ö) 2,791 271
Unipol Gruppo SpA 3,953 79
Unite Group PLC (The)(ö) 17,371 171
United Overseas Bank, Ltd. 6,200 171
Ventas, Inc.(ö) 2,614 176
VGP NV 963 101
VICI Properties, Inc.(ö) 19,011 620
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 20
Visa, Inc. Class A 2,048 708
Vonovia SE 13,783 429
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 3,174 218
Warehouses De Pauw CVA(ö) 5,305 123
Webster Financial Corp. 9,396 542
Wells Fargo & Co. 594 48

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Welltower , Inc.(ö) 21,762 3,592
Weyerhaeuser Co.(ö) 12,784 320
Wharf Real Estate Investment Co., Ltd. 140,000 444
Wintrust Financial Corp. 1,839 235
Yellow Cake PLC(Æ)(Þ) 37,169 239
Yoma Strategic Holdings, Ltd.(Æ) 978,808 71
Zurich Insurance Group AG 225 153
105,208
Health Care - 5.8%
Abbott Laboratories 2,085 263
AbbVie, Inc. 2,354 445
Adaptive Biotechnologies Corp.(Æ) 17,431 179
ADMA Biologics, Inc.(Æ) 25,680 480
Akeso , Inc. Class B(Æ)(Þ) 5,000 97
Alcon, Inc. 2,749 241
Ambu A/S Class B 8,469 124
Amgen, Inc. 558 165
Artivion , Inc.(Æ) 1,850 57
Astellas Pharma, Inc. 37,300 388
AstraZeneca PLC 7,645 1,115
Aurobindo Pharma, Ltd.(Æ) 46,178 598
Boston Scientific Corp.(Æ) 2,480 260
Bristol-Myers Squibb Co. 3,290 142
Cencora , Inc. Class A 669 191
Centene Corp.(Æ) 7,191 187
ChemoMetec A/S 6,026 463
Chong Kun Dang Pharmaceutical Corp. 1,743 106
Cigna Group (The) 1,154 309
Cooper Cos, Inc. (The)(Æ) 8,371 592
Corcept Therapeutics, Inc.(Æ) 661 44
Daiichi Sankyo Co., Ltd. 2,800 69
Danaher Corp. 2,354 464
Edwards Lifesciences Corp.(Æ) 4,485 356
Elevance Health, Inc. 785 222
Eli Lilly & Co. 1,395 1,032
Enovis Corp. Class W(Æ) 34,026 912
Euroapi SA(Æ) 31,910 105
Exagen , Inc.(Æ) 13,731 115
Fresenius SE & Co. 5,418 259
FUJIFILM Holdings Corp. 6,900 143
Galderma Group AG 1,287 200
GeneDx Holdings Corp.(Æ) 4,010 409
Genmab A/S(Æ) 827 180
Gilead Sciences, Inc. 4,928 553
Grifols SA(Æ) 14,173 212
GSK PLC 9,762 180
Guardian Pharmacy Services, Inc.
Class A(Æ)
2,907 61
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
60,300 568
HCA Healthcare, Inc. 528 187
Humana, Inc. 295 74
Innovent Biologics, Inc.(Æ)(Þ) 79,500 993
Innoviva , Inc.(Æ) 38,961 708
Insmed , Inc.(Æ) 1,590 171
Insulet Corp.(Æ) 436 126
Intuitive Surgical, Inc.(Æ) 875 421
iRadimed Corp. 1,299 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
36,705 368
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
91,500 798
Johnson & Johnson 15,877 2,616
Kyorin Pharmaceutical Co., Ltd. 18,500 186
Labcorp Holdings, Inc. 668 174
LENZ Therapeutics, Inc.(Æ) 3,192 95
Lifco AB Class B 10,988 391
Ligand Pharmaceuticals, Inc. Class
B(Æ)
1,426 188
Lonza Group AG 711 497
McKesson Corp. 586 406
Medpace Holdings, Inc.(Æ) 382 163
Medtronic PLC 9,286 838
Merck & Co., Inc. 11,145 871
Merck KGaA 730 92
Mirum Pharmaceuticals, Inc.(Æ) 2,196 113
Molina Healthcare, Inc.(Æ) 568 90
Novartis AG 2,151 243
Novo Nordisk A/S Class B 25,717 1,187
PACS Group, Inc.(Æ) 3,576 40
Pfizer, Inc. 34,141 795
Pro Medicus , Ltd. 173 35
PROCEPT BioRobotics Corp.(Æ) 2,119 103
Quest Diagnostics, Inc. 933 156
RadNet , Inc.(Æ) 2,758 151
RaySearch Laboratories AB 5,502 189
Regeneron Pharmaceuticals, Inc. 188 103
Roche Holding AG 1,038 330
Sanofi SA 10,005 909
Sartorius Stedim Biotech 2,256 452
SI-BONE, Inc.(Æ) 12,464 212
Smith & Nephew PLC 44,765 686
Straumann Holding AG 1,743 211
Stryker Corp. 866 340
Summit Therapeutics, Inc.(Æ) 2,574 68
Suzuken Co., Ltd. 1,200 45
Teleflex, Inc. 12,879 1,539
Thermo Fisher Scientific, Inc. 1,470 687
UFP Technologies, Inc.(Æ) 770 174
United Therapeutics Corp.(Æ) 498 137
UnitedHealth Group, Inc. 2,053 512
Universal Health Services, Inc. Class B 848 141
Vertex Pharmaceuticals, Inc.(Æ) 1,499 685
WuXi AppTec Co., Ltd. Class H(Þ) 34,300 462
Zoetis, Inc. Class A 840 122
33,842
Materials and Processing - 5.1%
AddTech AB Class B 9,582 322
Albemarle Corp. 3,677 249
Aluminum Corp. of China, Ltd. Class A 314,700 323
Aluminum Corp. of China, Ltd. Class
H
196,000 156
Amcor PLC 12,264 115
Anglo American Platinum, Ltd. 23,413 1,054
Anglo American PLC 11,176 316
Anglogold Ashanti PLC 26,150 1,209

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ArcelorMittal SA 13,153 416
Aris Mining Corp.(Æ) 29,584 206
Asian Paints, Ltd. 4,156 113
Atlas Arteria, Ltd. 126,740 418
Barrick Mining Corp. 29,392 621
Bear Creek Mining Corp.(Æ) 109,903 14
Belimo Holding AG 158 184
BrightView Holdings, Inc.(Æ) 54,772 874
Cameco Corp. 351 26
Carpenter Technology Corp. 1,295 323
Carrier Global Corp. 9,426 647
Century Aluminum Co.(Æ) 54,927 1,163
Copart , Inc.(Æ) 9,664 438
CRH PLC 1,737 164
Croda International PLC 21,411 737
Diploma PLC 10,146 719
Ecolab, Inc. 819 214
Equinox Gold Corp.(Æ) 45,164 275
ERO Copper Corp.(Æ) 34,616 468
Fastenal Co. 3,726 172
First Quantum Minerals, Ltd.(Æ) 31,562 531
Freeport-McMoRan, Inc. 10,036 404
Fresnillo PLC 19,267 356
Gabriel Resources, Ltd.(Æ) 80,280 9
Geberit AG 603 461
General Electric Co. 2,003 543
Glencore PLC 170,879 686
Gold Fields, Ltd. - ADR 14,116 344
Heidelberg Materials AG 709 164
Hindalco Industries, Ltd. 91,220 706
Huntsman Corp. 9,545 93
ICL Group, Ltd. 23,069 144
Impala Platinum Holdings, Ltd.(Æ) 91,121 859
International Tower Hill Mines, Ltd.
(Æ)
40,103 46
Ivanhoe Electric, Inc.(Æ) 3,820 37
Ivanhoe Mines, Ltd. Class A(Æ) 59,359 463
K+S AG 23,554 357
Kinross Gold Corp. 2,113 34
Kronos Worldwide, Inc. 81,490 436
Linde PLC 2,277 1,048
LKQ Corp. 2,576 76
Lotte Chemical Corp. 2,801 133
Lundin Mining Corp. 6,802 69
MHP SE - GDR(Æ)(Þ) 34,025 177
Mitsui Chemicals, Inc. 2,200 49
Mosaic Co. (The) 17,059 614
Motiva Infraestrutura de Mobilidade
SA
50,034 110
Newmont Corp. 6,300 390
Northern Dynasty Minerals, Ltd.(Æ) 162,260 127
NovaGold Resources, Inc.(Æ) 65,703 341
Novonesis ( Novozymes ) B Class B 9,587 623
Nutrien , Ltd. 1,980 117
Packaging Corp. of America 1,383 268
Polyus PJSC(Æ)(Š) 48,690 —
Pop Mart International Group, Ltd.(Þ) 3,200 100
PPG Industries, Inc. 1,131 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV
14,183 167
Royal Gold, Inc. 845 128
Sandstorm Gold, Ltd. 9,051 85
Seabridge Gold, Inc.(Æ) 39,791 609
Sherwin-Williams Co. (The) 2,341 775
Shin-Etsu Chemical Co., Ltd. 15,000 433
Sibanye Stillwater, Ltd.(Æ) 55,666 116
Siemens AG 3,224 827
Sociedad Quimica y Minera de Chile
SA - ADR
13,377 492
SOL SpA 7,212 385
South32, Ltd. Class B 13,025 25
Symrise AG 7,395 671
Ternium SA - ADR 4,404 143
thyssenkrupp AG 53,523 624
Vale SA 39,848 380
Western Copper & Gold Corp. 31,468 38
Zijin Mining Group Co., Ltd. Class H 280,000 740
29,608
Producer Durables - 8.4%
Adyen NV(Æ)(Þ) 172 295
Aena SME SA(Þ) 31,550 849
Aeroports de Paris SA 4,010 485
Airbus SE 3,221 645
Allfunds Group PLC 58,810 407
AP Moller - Maersk A/S Class A 51 100
AP Moller - Maersk A/S Class B 188 371
Argan , Inc. 2,002 490
Auckland International Airport, Ltd. 82,817 367
Automatic Data Processing, Inc. 526 163
Avery Dennison Corp. 818 137
BAE Systems PLC 11,865 282
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
398,000 155
Boeing Co. (The)(Æ) 1,527 339
Canadian Pacific Kansas City, Ltd. 7,837 577
Canon, Inc. 4,500 127
CECO Environmental Corp.(Æ) 5,207 234
Cellnex Telecom SA(Þ) 1,870 66
China Communications Services Corp.,
Ltd. Class H
258,886 150
China Tower Corp., Ltd. Class H(Þ) 142,000 199
Cintas Corp. 3,259 725
Contemporary Amperex Technology
Co., Ltd. Class A
10,200 373
Contemporary Amperex Technology
Co., Ltd. Class H(Æ)
11,847 607
CSX Corp. 28,545 1,014
Custom Truck One Source, Inc.(Æ) 171,040 1,059
Dai Nippon Printing Co., Ltd. 10,600 163
Danone SA 4,397 361
Deutsche Post AG 22,689 1,021
DL E&C Co., Ltd. 8,361 283
Eiffage SA 926 124
Element Fleet Management Corp. 6,344 165
Embraer SA - ADR 4,678 269
EMCOR Group, Inc. 353 221
Equifax, Inc. 2,564 616

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ESCO Technologies, Inc. 428 83
FedEx Corp. 1,067 238
Flughafen Zurich AG 1,786 503
Fukuda Corp. 1,400 49
Full Truck Alliance Co., Ltd. - ADR 19,120 221
Fuyao Glass Industry Group Co., Ltd.
Class A
58,800 447
Gartner, Inc. 386 131
GE Vernova , Inc. 744 491
GEA Group AG 7,170 517
Generac Holdings, Inc.(Æ) 1,011 197
General Dynamics Corp. 1,292 403
Getlink SE 51,249 929
GMR Infrastructure, Ltd.(Æ) 300,707 307
Graco , Inc. 5,969 501
Grupo Aeroportuario del Pacifico SAB
de CV Class B
38,313 880
Grupo Aeroportuario del Sureste SAB
de CV Class B
11,528 349
Guangshen Railway Co., Ltd. Class H 462,000 115
Halma PLC 15,492 663
HD Hyundai Electric Co., Ltd. 736 265
HEICO Corp. Class A 621 160
Hi Sun Technology China, Ltd.(Æ) 864,000 58
Hochtief AG 113 25
Holley, Inc.(Æ) 221,793 461
Honeywell International, Inc. 1,152 256
Hyundai Engineering & Construction
Co., Ltd.
3,917 190
Infrastrutture Wireless Italiane SpA (Þ) 6,342 75
InterGlobe Aviation, Ltd.(Æ)(Þ) 16,107 1,083
International Consolidated Airlines
Group SA
34,646 174
International Container Terminal
Services, Inc.
43,260 331
Intertek Group PLC 13,760 895
Jacobs Solutions, Inc. 1,056 150
Japan Airport Terminal Co., Ltd. 11,800 358
Jardine Matheson Holdings, Ltd. 1,117 61
JET2 PLC 6,205 133
JSW Infrastructure, Ltd. 52,208 180
Kamigumi Co., Ltd. 4,100 115
Knorr- Bremse AG 2,482 249
Kone OYJ Class B 3,592 221
Konecranes OYJ 916 76
Kongsberg Gruppen ASA 4,043 121
Korean Air Lines Co., Ltd. 2,948 50
L3Harris Technologies, Inc. 593 163
Larsen & Toubro, Ltd. 5,147 213
Latham Group, Inc.(Æ) 10,127 69
Leader Harmonious Drive Systems Co.,
Ltd. Class A
14,743 267
Lens Technology Co., Ltd. Class H(Æ) 51,226 130
Limbach Holdings, Inc.(Æ) 2,902 398
Localiza Rent a Car SA 37,223 230
Logitech International SA 1,587 147
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 27
Mama's Creations, Inc.(Æ) 31,107 257
Marubeni Corp. 9,900 202
Maximus, Inc. 14,115 1,042
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercury Systems, Inc.(Æ) 2,851 150
Mettler -Toledo International, Inc.(Æ) 449 554
Mitsubishi Corp. 12,735 250
Mitsubishi Electric Corp. 18,800 413
Mitsui & Co., Ltd. 6,100 124
Mitsui OSK Lines, Ltd. 4,700 157
Moody's Corp. 2,392 1,234
MTR Corp., Ltd. 43,500 157
Mueller Industries, Inc. 3,815 326
MYR Group, Inc.(Æ) 3,686 713
Nestle SA 10,060 877
Nexi SpA (Þ) 26,863 153
NEXTracker , Inc. Class A(Æ) 1,012 59
Nippon Yusen 5,300 185
Norfolk Southern Corp. 1,135 315
Otis Worldwide Corp. 8,301 711
Pan Ocean Co., Ltd. 54,216 164
Paychex, Inc. 1,307 189
Paymentus Holdings, Inc. Class A(Æ) 2,836 79
PHA Co., Ltd. 8,879 71
Primoris Services Corp. 1,705 161
Proficient Auto Logistics, Inc.(Æ) 67,094 464
Republic Services, Inc. Class A 740 171
Rollins, Inc. 9,035 517
Ryanair Holdings PLC 25,997 764
S&P Global, Inc. 1,297 715
Samsung Heavy Industries Co., Ltd.
(Æ)
15,718 215
Samyang Foods Co., Ltd. 221 228
Schindler Holding AG 237 83
Sezzle , Inc.(Æ) 1,376 213
SF Holding Co., Ltd. Class H 51,940 289
Siam Cement PCL (The) - NVDR 14,600 90
Siemens Energy AG(Æ) 436 51
Spirax Group PLC 7,256 606
Sterling Infrastructure, Inc.(Æ) 1,040 278
Sung Kwang Bend Co., Ltd. 4,973 115
TAT Technologies, Ltd.(Æ) 11,183 385
Teledyne Technologies, Inc.(Æ) 308 170
Textron, Inc. 1,911 149
Trade Desk, Inc. (The) Class A(Æ) 4,629 402
TransDigm Group, Inc. 590 949
Transurban Group(Æ) 97,483 865
TrueBlue , Inc.(Æ) 32,804 237
Tutor Perini Corp.(Æ) 12,493 601
Union Pacific Corp. 909 202
United Parcel Service, Inc. Class B 1,538 132
Veralto Corp. 1,543 162
Verisk Analytics, Inc. Class A 556 155
Vertiv Holdings Co. Class A 3,272 476
Vinci SA 2,692 373
W.W. Grainger, Inc. 20 21
Wartsila OYJ Abp Class B 7,646 211
Waste Connections, Inc. 1,037 194
Waste Management, Inc. 933 214
Weir Group PLC (The) 39,371 1,382
West Japan Railway Co. 11,000 241
WSP Global, Inc. 898 185

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yangzijiang Shipbuilding Holdings,
Ltd.
65,543 129
48,971
Technology - 15.2%
8x8, Inc.(Æ) 257,590 500
AAC Technologies Holdings, Inc. 128,500 643
Accenture PLC Class A 1,251 334
Adobe, Inc.(Æ) 405 145
Advantest Corp. 3,300 221
Airbnb, Inc. Class A(Æ) 7,579 1,004
Akamai Technologies, Inc.(Æ) 1,388 106
Alpha & Omega Semiconductor, Ltd.
(Æ)
33,833 862
Alphabet, Inc. Class A 18,892 3,625
Alphabet, Inc. Class C 9,895 1,908
Apple, Inc. 31,502 6,539
Applied Materials, Inc. 4,804 865
ASM International NV 1,210 586
ASML Holding NV 1,893 1,314
Assa Abloy AB Class B 27,177 894
Atlassian Corp. Class A(Æ) 388 74
Auto Trader Group PLC(Þ) 17,414 192
Autodesk, Inc.(Æ) 201 61
AvePoint , Inc.(Æ) 15,438 295
Baidu, Inc. Class A(Æ) 36,300 398
BE Semiconductor Industries NV 3,112 419
Bilibili , Inc. Class Z(Æ) 11,500 263
Booking Holdings, Inc. 85 468
Broadcom, Inc. 8,524 2,503
Cadence Design Systems, Inc.(Æ) 84 31
Calix, Inc.(Æ) 1,925 109
Cars.com, Inc.(Æ) 25,169 324
CGI, Inc. 1,952 188
Check Point Software Technologies,
Ltd.(Æ)
1,672 311
Ciena Corp.(Æ) 1,413 131
Cisco Systems, Inc. 8,035 547
Cognizant Technology Solutions Corp.
Class A
4,606 331
CommVault Systems, Inc.(Æ) 169 32
Computershare, Ltd. 5,602 150
Constellation Software, Inc. 76 262
Credo Technology Group Holding, Ltd.
(Æ)
2,677 299
CyberArk Software, Ltd.(Æ) 414 170
Dassault Systemes SE 5,560 183
Datadog , Inc. Class A(Æ) 2,320 325
Digital Turbine, Inc.(Æ) 24,001 131
DoorDash , Inc. Class A(Æ) 1,146 287
EverQuote , Inc. Class A(Æ) 2,606 64
Extreme Networks, Inc.(Æ) 5,173 91
Fair Isaac Corp.(Æ) 173 249
GDS Holdings, Ltd. Class A(Æ) 45,000 203
Graham Corp.(Æ) 5,796 331
Hewlett Packard Enterprise Co. 9,799 203
HMS Networks AB(Æ) 4,947 207
Hon Hai Precision Industry Co., Ltd. 192,000 1,138
Infineon Technologies AG 4,691 185
International Business Machines Corp. 1,014 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IonQ , Inc.(Æ) 1,703 68
Kanzhun , Ltd. - ADR 12,291 233
Keyence Corp. 2,900 1,048
KLA Corp. 238 209
Lam Research Corp. 2,140 203
Lasertec Corp. 2,100 214
Leidos Holdings, Inc. 1,291 206
LG Corp. Class H 6,635 377
Lumentum Holdings, Inc. Class E(Æ) 3,915 431
MakeMyTrip , Ltd.(Æ) 7,661 717
Manhattan Associates, Inc.(Æ) 823 181
MediaTek , Inc. 19,000 867
Meta Platforms, Inc. Class A 3,809 2,946
Microsoft Corp. 16,014 8,543
Motorola Solutions, Inc. 648 284
MSCI, Inc. Class A 2,193 1,231
NCR Voyix Corp.(Æ) 102,039 1,390
Nemetschek SE 4,578 684
NetEase , Inc. 16,400 428
NICE, Ltd.(Æ) 1,742 272
Nokia OYJ 70,056 285
NVIDIA Corp. 25,578 4,550
NXP Semiconductors NV 1,300 278
Obic Co., Ltd. 4,500 161
Oddity Tech, Ltd. Class A(Æ) 1,497 105
ON Semiconductor Corp.(Æ) 2,229 126
Oracle Corp. 5,597 1,420
Orange SA 12,739 194
Palantir Technologies, Inc. Class A(Æ) 159 25
PAR Technology Corp.(Æ) 1,769 107
Parade Technologies, Ltd. 27,000 515
PAX Global Technology, Ltd. 70,000 61
Pegasystems , Inc. 3,668 215
Porch Group, Inc.(Æ) 12,376 156
QUALCOMM, Inc. 4,813 706
Red Violet, Inc. 7,631 338
Renesas Electronics Corp. 19,800 244
Reply SpA 2,616 410
Roblox Corp. Class A(Æ) 2,793 385
Roku, Inc.(Æ) 1,165 110
Roper Technologies, Inc. 552 304
Salesforce, Inc. 2,018 521
Samsung Electronics Co., Ltd. 58,813 3,007
SAP SE 5,337 1,528
ServiceTitan , Inc. Class A(Æ) 957 112
Shopify, Inc. Class A(Æ) 214 26
Signify NV(Þ) 37,865 907
Silicon Laboratories, Inc.(Æ) 803 106
Silicon Motion Technology Corp. 18,217 1,394
SiTime Corp.(Æ) 1,848 375
SK Hynix, Inc. 6,942 1,346
SoftBank Corp. 181,000 261
Softcat PLC 13,035 280
STMicroelectronics NV 5,174 132
Synopsys, Inc.(Æ) 617 391
Taiwan Semiconductor Manufacturing
Co., Ltd.
156,000 6,026
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
13,887 3,355

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Take-Two Interactive Software, Inc.(Æ) 668 149
TE Connectivity PLC 930 191
Telefonaktiebolaget LM Ericsson Class
B
41,449 301
Teradata Corp.(Æ) 43,846 918
Tokyo Electron, Ltd. 1,500 269
Tower Semiconductor, Ltd.(Æ) 5,501 252
Trip.com Group, Ltd. - ADR 8,026 497
Tyler Technologies, Inc.(Æ) 263 154
Uber Technologies, Inc.(Æ) 7,704 676
VeriSign, Inc. 587 158
Vimeo, Inc.(Æ) 284,697 1,079
Vivid Seats, Inc. Class A(Æ) 102,115 158
Vodafone Group PLC 411,550 446
Wix.com, Ltd.(Æ) 960 131
Workday, Inc. Class A(Æ) 2,262 519
Xiaomi Corp. Class B(Æ)(Þ) 60,000 401
88,251
Utilities - 4.7%
AES Corp. (The) 8,534 112
Ameren Corp. 1,814 183
American Electric Power Co., Inc. 7,493 848
AT&T, Inc. 20,285 556
Bharti Airtel, Ltd. 79,295 1,729
BKV Corp.(Æ) 35,079 724
Canadian Natural Resources, Ltd. 10,522 333
Centrais Eletricas Brasileiras SA 35,487 240
CGN Power Co., Ltd. Class H(Þ) 776,000 291
Cheniere Energy, Inc. 2,601 614
China Gas Holdings, Ltd. 86,200 91
China Yangtze Power Co., Ltd. Class A 202,900 785
Chunghwa Telecom Co., Ltd. 160,000 689
CMS Energy Corp. 2,024 149
ConocoPhillips 2,553 243
Consolidated Edison, Inc. 2,924 303
Constellation Energy Corp. 1,009 351
Deutsche Telekom AG 17,969 644
Dominion Energy, Inc. 5,421 317
DT Midstream, Inc. 1,679 172
DTE Energy Co. 1,059 147
Duke Energy Corp. 6,416 780
Edison International 5,429 283
EDP SA 48,404 209
Elisa OYJ 3,226 166
Emera , Inc. 4,536 213
Empresa Nacional de
Telecomunicaciones SA
60,370 198
Enbridge, Inc. 19,377 878
Engie SA 9,932 223
ENN Energy Holdings, Ltd. 23,500 192
Evergy , Inc. 1,705 121
Eversource Energy 4,887 323
Exelon Corp. 6,485 291
Expand Energy Corp. 2,063 216
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 146
Fortis, Inc. 3,360 164
Gaztransport Et Technigaz SA 3,184 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hera SpA 47,324 202
Iberdrola SA 10,385 182
Inpex Corp. 21,600 305
JSW Energy, Ltd. 17,996 105
KDDI Corp. 17,100 281
Keyera Corp. 4,845 152
Koninklijke KPN NV 36,782 164
Korea Electric Power Corp. 13,620 377
Korea Electric Power Corp. - ADR 6,020 83
Kosmos Energy, Ltd.(Æ) 22,558 49
KT Corp. - ADR 19,399 392
LG Uplus Corp. 96,693 1,020
MEG Energy Corp. Class A 10,394 205
MTN Group, Ltd. 37,740 318
National Grid PLC 96,104 1,350
NextEra Energy, Inc. 7,639 543
Nippon Telegraph & Telephone Corp. 242,000 244
Northwestern Energy Group, Inc. 16,764 900
PG&E Corp. 13,682 192
Power Assets Holdings, Ltd. 23,000 151
PRIO SA 7,183 54
Public Service Enterprise Group, Inc. 5,334 479
Redeia Corp. SA 7,131 138
Rogers Communications, Inc. Class B 5,739 192
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 7,420 304
Sempra Energy 8,084 660
Severn Trent PLC Class H 6,384 224
Southern Co. (The) 1,654 156
Telefonica SA 45,189 234
Telstra Group, Ltd. 57,808 184
TELUS Corp. 10,641 171
T-Mobile US, Inc. 1,487 355
Tokyo Electric Power Co. Holdings,
Inc.(Æ)
4,500 17
UGI Corp. 5,455 197
United Utilities Group PLC 12,233 183
Veolia Environnement SA 20,766 703
Verbund AG Class A 1,042 78
Verizon Communications, Inc. 13,875 593
WEC Energy Group, Inc. 1,388 151
Xcel Energy, Inc. 7,921 582
27,391
Total Common Stocks
(cost $345,847) 415,180
Preferred Stocks - 0.2%
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.782% (Ÿ) 1,936 149
Energy - 0.1%
Petroleo Brasileiro SA - Petrobras
11.340% (Ÿ) 48,494 283
Financial Services - 0.1%
Itau Unibanco Holding SA
7.897% (Ÿ) 42,079 264

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.942% (Ÿ) 2,414 193
Total Preferred Stocks
(cost $694) 889
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Aug 2025
5,800.00 Put (29) USD 16,820 (ÿ) 38
Total Options Purchased
(cost $424) 38
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 20,487,135
(∞)
20,481
Total Short-Term Investments
(cost $20,481) 20,481
Total Investments - 96.2%
(identified cost $486,513) 557,435
Other Assets and Liabilities,
Net - 3.8%
22,254
Net Assets - 100.0%
579,689

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.5%
ABN AMRO Bank NV 03/22/23 EUR 19,429 16.33 317
559
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 329,000 99.43 327
328
Abu Dhabi Government International Bond 11/02/22 583,000 68.45 399
400
Adnoc Murban Rsc , Ltd. 09/04/24 518,000 99.17 514
507
Adyen NV 05/10/24 EUR 172 1,426.64 245
295
Aena SME SA 04/27/20 EUR 31,550 17.45 520
849
Akeso , Inc. 07/21/25 HKD 5,000 17.88 89
97
Allegro.eu SA 03/20/25 PLN 13,502 8.02 108
133
Alpha FX Group PLC 05/31/24 GBP 5,420 32.02 174
297
Angolan Government International Bond 10/04/24 220,000 92.04 203
205
Angolan Government International Bond 03/06/25 200,000 78.51 157
158
Auto Trader Group PLC 02/02/24 GBP 17,414 9.30 162
192
Avianca Midco 2 PLC 01/30/25 200,000 99.10 198
186
Azerbaijan Government International Bond 09/21/22 197,000 86.55 171
179
Bahrain Government International Bond 09/11/24 688,000 104.05 716
705
Bolivia Government International Bond 12/07/23 119,000 60.28 72
90
CBB International Sukuk Programme Co. WLL 07/18/24 213,000 96.45 205
206
Cellnex Telecom SA 11/10/23 EUR 1,870 32.97 62
66
CGN Power Co., Ltd. 09/30/22 HKD 776,000 0.27 208
291
China Government International Bond 11/13/24 472,000 99.66 470
478
China International Capital Corp., Ltd. 09/11/23 HKD 508,000 2.12 1,079
1,292
China Tower Corp., Ltd. 02/27/25 HKD 142,000 1.36 193
199
Corp. Nacional del Cobre de Chile 01/08/25 200,000 99.96 200
204
Corp. Nacional del Cobre de Chile 04/28/25 200,000 101.35 203
204
Costa Rica Government International Bond 05/01/24 298,000 101.04 301
311
Dominican Republic International Bond 05/12/25 750,000 100.75 756
769
Eagle Funding Luxco SARL 07/28/25 611,000 99.75 609
615
Ecuador Government International Bond 10/03/22 395,675 49.75 197
295
Ecuador Government International Bond 02/29/24 50,714 51.53 26
36
Ecuador Government International Bond 02/13/25 105,376 70.50 74
92
EDO Sukuk , Ltd. 06/03/25 561,000 101.96 572
576
Egypt Government International Bond 04/11/24 617,000 76.82 474
503
Egypt Government International Bond 07/29/25 201,000 101.89 205
205
El Salvador Government International Bond 03/07/25 150,000 103.69 156
154
El Salvador Government International Bond 07/09/25 150,000 102.85 154
152
Export-Import Bank of India 09/20/22 116,000 85.26 99
102
Export-Import Bank of India 11/06/24 200,000 92.58 185
188
Ghana Government International Bond 10/10/24 21,726 89.21 19
21
Ghana Government International Bond 11/20/24 245,000 91.23 224
233
Guatemala Government International Bond 06/06/23 401,000 100.00 401
411
Halyk Savings Bank of Kazakhstan JSC 03/14/22 4,621 8.74 40
115
Hazine Mustesarligi Varlik Kiralama AS 11/25/24 200,000 106.65 213
213
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 555,000 99.59 553
557
Hungary Government International Bond 07/19/23 204,000 101.21 206
211
Hungary Government International Bond 06/16/25 345,000 97.93 338
349
Hungary Government International Bond 06/16/25 200,000 99.48 199
202
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
75
Innovent Biologics, Inc. 02/23/24 HKD 79,500 4.84 384
993
InterGlobe Aviation, Ltd. 06/10/22 INR 16,107 32.27 520
1,083
Ivory Coast Government International Bond 03/25/25 200,000 97.55 195
197
Jordan Government International Bond 04/04/23 46,000 99.22 46
47
Jordan Government International Bond 07/24/25 200,000 97.01 194
194
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
202
Kuaishou Technology 06/10/22 HKD 72,300 7.45 539
710
Lebanon Government International Bond 10/31/22 657,000 10.66 70
122
Lebanon Government International Bond 07/18/25 27,000 18.34 5
5
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Longfor Group Holdings, Ltd. 07/14/23 HKD 363,000 1.64 594
453
Lucid Group, Inc. 07/17/25 864,000 92.46 799
794
Ma'aden Sukuk , Ltd. 07/22/25 200,000 102.11 204
204
Macrotech Developers, Ltd. 04/05/24 INR 10,860 15.86 172
151
Match Group Financeco , Inc. 11/01/23 490,000 95.61 468
473
Meituan 03/27/25 HKD 22,600 18.64 421
350
MHP SE 03/10/17 34,025 9.42 321
177
NAC Kazatomprom JSC 10/15/19 12,229 13.41 164
502
Nexi SpA 07/21/25 EUR 26,863 6.06 163
153
Nigeria Government International Bond 06/06/25 212,000 101.61 215
227
Nigeria Government International Bond 06/06/25 454,000 86.83 394
418

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 457
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
OCP SA 04/24/24 355,000 97.29 345
359
Oman Government International Bond 09/20/22 277,000 101.20 280
289
Pakistan Government International Bond 08/29/24 212,000 90.37 192
208
Paraguay Government International Bond 06/12/25 200,000 101.28 203
205
Pertamina Hulu Energi PT 05/14/25 303,000 100.00 303
307
Perusahaan Penerbit SBSN Indonesia III 07/16/25 830,000 100.00 830
832
Petroleos de Venezuela SA 12/18/24 114,900 11.59 13
16
Petroleos de Venezuela SA 01/08/25 510,200 18.70 95
71
Petroleos de Venezuela SA 07/17/25 38,252 12.65 5
5
Petroleos de Venezuela SA 07/29/25 81,010 14.11 11
11
Petroleos del Peru SA 09/20/22 416,000 65.09 271
278
Petronas Capital, Ltd. 09/20/22 422,000 87.32 369
370
Petronas Capital, Ltd. 10/31/23 400,000 64.33 257
262
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
271
Pop Mart International Group, Ltd. 07/08/25 HKD 3,200 34.17 109
100
Porch Group, Inc. 06/09/25 1,858,000 97.37 1,809
1,818
Port of Spain Waterfront Development 02/11/25 200,000 99.35 199
196
Repay Holdings Corp. 05/22/23 1,492,000 96.69 1,443
1,442
Republic of Kazakhstan Government International Bond 06/24/25 472,000 100.06 472
473
Republic of Kenya Government International Bond 02/26/25 325,000 97.25 316
312
Republic of South Africa Government International Bond 04/16/25 200,000 93.35 187
198
Republic of Uzbekistan Government International Bond 02/12/25 223,000 84.20 188
197
Romanian Government International Bond 04/29/25 380,000 99.88 380
403
Romanian Government International Bond 06/12/25 278,000 85.94 239
243
Romanian Government International Bond 07/09/25 142,000 99.89 142
143
Saudi Arabian Oil Co. 07/10/24 370,000 97.65 361
344
Saudi Government International Bond 01/08/24 507,000 99.25 503
512
Saudi Government International Bond 06/16/25 430,000 83.69 360
370
SBI Life Insurance Co., Ltd. 01/24/25 INR 5,889 16.72 99
123
Scout24 SE 05/17/24 EUR 3,916 86.42 338
525
Senegal Government International Bond 02/27/25 200,000 79.22 158
149
Serbia International Bond 06/09/25 225,000 84.11 189
193
Signify NV 06/24/22 EUR 37,865 26.06 987
907
Sri Lanka Government International Bond 12/20/24 101,353 69.57 71
85
Sri Lanka Government International Bond 12/20/24 44,658 69.86 31
37
Sri Lanka Government International Bond 12/20/24 233,688 71.12 166
166
TC Ziraat Bankasi AS 01/28/25 200,000 99.53 199
201
Turkiye Ihracat Kredi Bankasi AS 06/23/25 200,000 99.67 199
202
Ukraine Government International Bond 08/30/24 376,665 45.64 175
189
Ukraine Government International Bond 10/10/24 355,000 55.36 197
166
Venezuela Government International Bond 07/30/24 337,600 15.38 52
54
Venezuela Government International Bond 09/11/24 147,600 16.13 24
30
Venezuela Government International Bond 03/07/25 139,800 18.03 25
27
Venezuela Government International Bond 05/21/25 158,900 17.61 28
29
WH Group, Ltd. 09/10/24 HKD 215,669 0.81 174
217
WuXi AppTec Co., Ltd. 12/19/24 HKD 34,300 8.21 282
462
Xiaomi Corp. 07/02/25 HKD 60,000 7.61 456
401
Yellow Cake PLC 07/08/19 GBP 37,169 2.64 98
239
Zalando SE 07/11/25 EUR 28,022 32.70 916
823
Zambia Government International Bond 06/28/24 55,151 88.55 49
51
Zambia Government International Bond 07/10/25 47,373 92.54 44 44
37,515
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 622 08/25
—
Commonwealth 10 Year Treasury Bond Futures 180 AUD 20,482 09/25
(32)
DAX Index Futures 3 EUR 1,812 09/25
46

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
EURO STOXX 50 Index Futures 28 EUR 1,495 09/25
10
FTSE 100 Index Futures 23 GBP 2,098 09/25
81
FTSE/MIB Index Futures 3 EUR 617 09/25
29
Hang Seng Index Futures 3 HKD 3,712 08/25
(12)
IBEX 35 Index Futures 3 EUR 432 08/25
18
Long Gilt Futures 85 GBP 7,834 09/25
143
MSCI Emerging Markets Index Futures 132 USD 8,173 09/25
264
OMXS30 Index Futures 9 SEK 2,323 08/25
4
S&P 500 E-Mini Index Futures 257 USD 81,909 09/25
4,025
S&P/TSX 60 Index Futures 13 CAD 4,215 09/25
79
SPI 200 Index Futures 9 AUD 1,958 09/25
24
TOPIX Index Futures 10 JPY 294,900 09/25
109
United States 2 Year Treasury Note Futures 531 USD 109,909 09/25
(134)
United States 5 Year Treasury Note Futures 821 USD 88,809 09/25
247
United States 10 Year Treasury Note Futures 282 USD 31,320 09/25
175
United States Treasury Ultra Bond Futures 76 USD 8,916 09/25 247
Short Positions
EURO STOXX 50 Index Futures 521 EUR 27,821 09/25
40
Euro-Bund Futures 88 EUR 11,414 09/25
124
FTSE 100 Index Futures 132 GBP 12,044 09/25
(415)
Hang Seng Index Futures 99 HKD 122,493 08/25
395
Japanese 10 Year Government Bond Futures 16 JPY 2,208,480 09/25
57
Japanese 10 Year Mini Government Bond Futures 8 JPY 110,424 09/25
1
MSCI Emerging Markets Index Futures 677 USD 41,916 09/25
(1,150)
Russell 2000 E-Mini Index Futures 528 USD 58,613 09/25
(2,690)
S&P/TSX 60 Index Futures 30 CAD 9,728 09/25 (182)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,503
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 29 5,000.00 USD 14,500 08/29/25 (9)
Total Liability for Options Written (premiums received $101) (9)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 56 USD 7 08/01/25 —
Bank of America HKD 239 USD 30 08/04/25 —
Citigroup USD 2,928 CAD 3,986 08/13/25 (50)
Citigroup USD 2,482 GBP 1,826 08/13/25 (71)
HSBC DKK 6,388 USD 990 09/17/25 10
HSBC EUR 3,258 USD 3,763 09/17/25 34
HSBC GBP 2,061 USD 2,790 09/17/25 67
HSBC HKD 6,579 USD 844 09/17/25 3
HSBC SEK 5,844 USD 615 09/17/25 16
JPMorgan Chase USD 5,413 NOK 54,695 08/13/25 (123)
JPMorgan Chase JPY 362,475 USD 2,531 08/13/25 125
Royal Bank of Canada DKK 6,388 USD 991 09/17/25 11
Royal Bank of Canada EUR 3,258 USD 3,768 09/17/25 39
Royal Bank of Canada GBP 2,061 USD 2,794 09/17/25 71
Royal Bank of Canada HKD 6,579 USD 844 09/17/25 3
Royal Bank of Canada SEK 5,844 USD 616 09/17/25 17
State Street USD 1,438 AUD 2,201 09/17/25 (22)

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 459
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 30 CAD 41 08/13/25 —
State Street USD 186 CAD 253 09/17/25 (3)
State Street USD 66 GBP 50 08/13/25 —
State Street USD 17 JPY 2,604 08/04/25 —
State Street USD 27 JPY 4,048 08/04/25 —
State Street USD 1,748 JPY 250,307 09/17/25 (80)
State Street USD 71 NOK 729 08/13/25 (1)
State Street AUD 29 USD 19 08/05/25 —
State Street CHF 38 USD 47 08/13/25 —
State Street CHF 6,683 USD 8,482 08/13/25 247
State Street CHF 1,382 USD 1,706 09/17/25 (4)
State Street DKK 6,388 USD 990 09/17/25 10
State Street EUR 4 USD 4 08/04/25 —
State Street EUR 22 USD 25 08/13/25 —
State Street EUR 3,258 USD 3,765 09/17/25 36
State Street GBP 3 USD 4 08/04/25 —
State Street GBP 2,061 USD 2,792 09/17/25 70
State Street HKD 6,579 USD 844 09/17/25 3
State Street JPY 17,411 USD 115 08/04/25 —
State Street JPY 10,658 USD 72 08/13/25 1
State Street NOK 291 USD 28 08/04/25 —
State Street SEK 87 USD 9 08/04/25 —
State Street SEK 5,844 USD 616 09/17/25 17
Toronto Dominion Bank DKK 6,388 USD 988 09/17/25 8
Toronto Dominion Bank EUR 3,258 USD 3,757 09/17/25 28
Toronto Dominion Bank GBP 2,061 USD 2,787 09/17/25 64
Toronto Dominion Bank HKD 6,579 USD 844 09/17/25 3
Toronto Dominion Bank SEK 5,844 USD 614 09/17/25 15
UBS EUR 2,141 USD 2,524 08/13/25 79
Westpac DKK 6,388 USD 990 09/17/25 10
Westpac EUR 3,258 USD 3,766 09/17/25 37
Westpac GBP 2,061 USD 2,793 09/17/25 70
Westpac HKD 6,579 USD 844 09/17/25 3
Westpac SEK 5,844 USD 616 09/17/25 17
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 760
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Schaeffler AG Morgan Stanley 2.055% EUR 175 (5.000%)
(2)
12/20/29 (27) 2 (25)
Total Open Corporate Issues - Purchase Protection Contracts (27) 2 (25)
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 29,000 (1.000%)
(2)
06/20/30 1,039 (400) 639
Total Open Credit Indices - Purchase Protection Contracts 1,039 (400) 639

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multi-Asset Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Schaeffler AG Morgan Stanley 2.005% EUR 175 5.000%
(2)
12/20/29 30 (5) 25
Total Open Corporate Issues - Sell Protection Contracts 30 (5) 25
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA High Yield Index Bank of America USD 18,500 5.000%
(2)
06/20/30 510 929 1,439
Total Open Credit Indices - Sell Protection Contracts 510 929 1,439
Total Open Credit Default Swap Contracts (å) 1,552 526 2,078
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 87,715 $ —
$ —
$ 87,715
International Debt — 33,132 —
—
33,132
Common Stocks
Consumer Discretionary 26,083 27,121 —
—
53,204
Consumer Staples 9,030 6,580 —
—
15,610
Energy 8,693 4,402 —
—
13,095
Financial Services 56,212 48,996 —
—
105,208
Health Care 20,720 13,122 —
—
33,842
Materials and Processing 15,713 13,895 —
—
29,608
Producer Durables 24,330 24,641 —
—
48,971
Technology 60,591 27,660 —
—
88,251
Utilities 15,029 12,362 —
—
27,391
Preferred Stocks 547 342 — — 889
Options Purchased 38 — — — 38
Short-Term Investments — — — 20,481 20,481
Total Investments 236,986 299,968 — 20,481 557,435
Other Financial Instruments
Assets
Futures Contracts 6,118 — — — 6,118
Foreign Currency Exchange Contracts — 1,114 — — 1,114
Credit Default Swap Contracts — 2,103 — — 2,103
A

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 461
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (4,615) — — — (4,615)
Options Written (9) — — — (9)
Foreign Currency Exchange Contracts — (354) — — (354)
Credit Default Swap Contracts — (25) — — (25)
Total Other Financial Instruments
*
$ 1,494 $ 2,838 $ — $ — $ 4,332
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
363
Argentina ............................................................................................
891
Australia .............................................................................................
5,942
Austria ................................................................................................
602
Azerbaijan ..........................................................................................
179
Bahrain ...............................................................................................
911
Belgium ..............................................................................................
613
Bolivia, Plurinational State of ............................................................
90
Brazil ..................................................................................................
5,408
Canada ................................................................................................
14,008
Chile ...................................................................................................
1,560
China ..................................................................................................
30,477
Colombia ............................................................................................
1,007
Congo, the Democratic Republic of the .............................................
463
Costa Rica ..........................................................................................
311
Denmark .............................................................................................
3,048
Dominican Republic ..........................................................................
769
Ecuador ..............................................................................................
423
Egypt ..................................................................................................
707
El Salvador .........................................................................................
305
Finland ...............................................................................................
1,158
France .................................................................................................
11,403
Germany .............................................................................................
12,149
Ghana .................................................................................................
342
Greece ................................................................................................
1,020
Guatemala ..........................................................................................
411
Guernsey ............................................................................................
268
Hong Kong .........................................................................................
5,919

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multi-Asset Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Hungary ..............................................................................................
762
India ...................................................................................................
12,650
Indonesia ............................................................................................
3,351
Ireland ................................................................................................
1,297
Israel ...................................................................................................
2,260
Italy ....................................................................................................
4,038
Ivory Coast .........................................................................................
197
Jamaica ...............................................................................................
202
Japan ..................................................................................................
15,313
Jordan .................................................................................................
242
Kazakhstan .........................................................................................
1,089
Kenya .................................................................................................
312
Lebanon ..............................................................................................
127
Luxembourg .......................................................................................
416
Macao .................................................................................................
400
Malaysia .............................................................................................
1,046
Mexico ...............................................................................................
4,418
Morocco .............................................................................................
359
Myanmar ............................................................................................
71
Netherlands ........................................................................................
4,769
New Zealand ......................................................................................
367
Nigeria ................................................................................................
888
Norway ...............................................................................................
313
Oman ..................................................................................................
865
Pakistan ..............................................................................................
208
Panama ...............................................................................................
940
Paraguay .............................................................................................
205
Peru ....................................................................................................
979
Philippines ..........................................................................................
1,766
Poland ................................................................................................
1,415
Portugal ..............................................................................................
375
Puerto Rico .........................................................................................
449
Romania .............................................................................................
789
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,609
Senegal ...............................................................................................
149
Serbia .................................................................................................
193
Singapore ...........................................................................................
5,332
South Africa .......................................................................................
5,491
South Korea .......................................................................................
11,775
Spain ..................................................................................................
3,062
Sri Lanka ............................................................................................
288
Sweden ...............................................................................................
3,907
Switzerland ........................................................................................
5,866
Taiwan ................................................................................................
14,524
Thailand .............................................................................................
912
Trinidad and Tobago ..........................................................................
196
Turkey ................................................................................................
1,879
Ukraine ...............................................................................................
620
United Arab Emirates .........................................................................
1,317
United Kingdom .................................................................................
22,302
United States ......................................................................................
312,629
Uruguay ..............................................................................................
692
Uzbekistan ..........................................................................................
197

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 463
Amounts in thousands
Country Exposure
Fair Value
$
Venezuela, Bolivarian Republic of ....................................................
244
Zambia ...............................................................................................
626
Total Investments ............................................................................... 557,435
Transactions (amounts in thousands) during the period ended July 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,312 $ 253,491 $ 308,310 $ (16) $ 4 $ 20,481 $ 1,398 $ —

Russell Investment Company
Notes to Schedules of Investments — July 31, 2025 (Unaudited)
464 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2025 (Unaudited)
Notes to Schedules of Investments 465
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2025 (Unaudited)
466 Notes to Quarterly Report
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on 24 of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2025 (Unaudited)
Notes to Quarterly Report 467
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2025 (Unaudited)
468 Notes to Quarterly Report
since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Aware Equity, U.S. Strategic Equity, U.S. Small Cap Equity,
Multifactor International Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large
Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Long Duration Bond,
Strategic Bond, Short Duration Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real
Estate Securities, Multi-Strategy Income and Multi-Asset Strategy Funds had no transfers into or out of Level 3 for the period ended July 31, 2025.
The Opportunistic Credit Fund and Investment Grade Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were
$457,501 and $870 respectively.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization
(“EBITDA”) multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2025 (Unaudited)
Notes to Quarterly Report 469
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator and transfer agent, charges a 0.05%
administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the
Fund’s Schedule of Investments.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com